UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08239

ProFunds

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (240) 497-6400

Date of fiscal year end: July 31

Date of reporting period: January 31, 2009

Item 1.	Reports to Stockholders.

Semiannual Report

January 31, 2009

Classic ProFunds

Bull

Mid-Cap

Small-Cap

NASDAQ-100

Large-Cap Value

Large-Cap Growth

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Europe 30

Ultra ProFunds

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraDow 30

UltraNASDAQ-100

UltraInternational

UltraEmerging Markets

UltraLatin America

UltraChina

UltraJapan

Inverse ProFunds

Bear

Short Small-Cap

Short NASDAQ-100

UltraBear

UltraShort Mid-Cap

UltraShort Small-Cap

UltraShort Dow 30

UltraShort NASDAQ-100

UltraShort International

UltraShort Emerging Markets

UltraShort Latin America

UltraShort China

UltraShort Japan

UltraSector ProFunds

Banks

Basic Materials

Biotechnology

Consumer Goods

Consumer Services

Financials

Health Care

Industrials

Internet

Mobile Telecommunications

Oil & Gas

Oil Equipment, Services & Distribution

Pharmaceuticals

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

Inverse Sector ProFunds

Short Oil & Gas

Short Precious Metals

Short Real Estate

Non-Equity ProFunds

U.S. Government Plus

Rising Rates Opportunity 10

Rising Rates Opportunity

Rising U.S. Dollar

Falling U.S. Dollar

i	Message from the Chairman
iii	Allocation of Portfolio Holdings & Index Composition
xxv	Expense Examples
Schedule of Portfolio Investments
1	Bull ProFund
3	Mid-Cap ProFund
8	Small-Cap ProFund
10	NASDAQ-100 ProFund
12	Large-Cap Value ProFund
17	Large-Cap Growth ProFund
21	Mid-Cap Value ProFund
25	Mid-Cap Growth ProFund
29	Small-Cap Value ProFund
34	Small-Cap Growth ProFund
38	Europe 30 ProFund
39	UltraBull ProFund
41	UltraMid-Cap ProFund
46	UltraSmall-Cap ProFund
48	UltraDow 30 ProFund
49	UltraNASDAQ-100 ProFund
51	UltraInternational ProFund
52	UltraEmerging Markets ProFund
54	UltraLatin America ProFund
56	UltraChina ProFund
58	UltraJapan ProFund
59	Bear ProFund
60	Short Small-Cap ProFund
61	Short NASDAQ-100 ProFund
62	UltraBear ProFund
63	UltraShort Mid-Cap ProFund
64	UltraShort Small-Cap ProFund
65	UltraShort Dow 30 ProFund
66	UltraShort NASDAQ-100 ProFund
67	UltraShort International ProFund
68	UltraShort Emerging Markets ProFund
69	UltraShort Latin America ProFund
70	UltraShort China ProFund
71	UltraShort Japan ProFund
72	Banks UltraSector ProFund
74	Basic Materials UltraSector ProFund
76	Biotechnology UltraSector ProFund
77	Consumer Goods UltraSector ProFund
80	Consumer Services UltraSector ProFund
83	Financials UltraSector ProFund
87	Health Care UltraSector ProFund
89	Industrials UltraSector ProFund
93	Internet UltraSector ProFund
94	Mobile Telecommunications UltraSector ProFund
95	Oil & Gas UltraSector ProFund
97	Oil Equipment, Services & Distribution UltraSector ProFund
99	Pharmaceuticals UltraSector ProFund
100	Precious Metals UltraSector ProFund
101	Real Estate UltraSector ProFund
103	Semiconductor UltraSector ProFund
105	Technology UltraSector ProFund
108	Telecommunications UltraSector ProFund
109	Utilities UltraSector ProFund
111	Short Oil & Gas ProFund
112	Short Precious Metals ProFund
113	Short Real Estate ProFund
114	U.S. Government Plus ProFund
115	Rising Rates Opportunity 10 ProFund
116	Rising Rates Opportunity ProFund
117	Rising U.S. Dollar ProFund
118	Falling U.S. Dollar ProFund
120	Statements of Assets and Liabilities
134	Statements of Operations
148	Statements of Changes in Net Assets
173	Financial Highlights
204	Notes to Financial Statements
224	Board Approval of Investment Advisory Agreements

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to Shareholders of ProFunds for the six months ended January 31, 2009.

Stocks feel the brunt of hard times

The past six months have been extraordinary, with dramatic declines across virtually all equity market segments. U.S. large-cap stocks fell, with the S&P 500 Index dropping 33.95%. The Russell 2000 Index, representing small-cap stocks, declined 37.38%, and the S&P MidCap 400 Index dropped 37.29%. At the same time, stock market volatility reached extreme levels. The CBOE VIX, a well-known volatility index, reached an all-time high of 80.86 on November 20, 2008.

All ten U.S. equity sectors were hard hit during the period. Basic materials and financials fared worst, each dropping over 50%. Industrials, technology, and the oil and gas sector each fell more than 30%. Consumer services, utilities, consumer goods and telecommunications also saw significant declines. The health care sector represented the best of a bad lot during the period, dropping “just” 18.21%.

The U.S. economy slid deeper into recession with annualized GDP growth at negative 6.2% for the fourth quarter of 2008, and negative .5% in the third quarter, according to the U.S. Department of Commerce. The rapid economic slowdown was due in part to the credit crunch—the lack of willingness of financial institutions to lend to each other and to their industrial customers.

Michael L. Sapir — Chairman

The economic slowdown in the U.S. did not spare financial markets abroad, with international equity indexes also suffering large declines. Developed markets outside the U.S. and Canada lost 40.75% of their value, as measured by the MSCI EAFE Index. Emerging markets met a similar fate, dropping 51.32%, as measured by the Bank of New York Mellon Emerging Markets 50 ADR Index.

Treasurys and the dollar strengthen

Investors’ increased desire for safety drove U.S. bonds higher, with the Long Bond gaining 20.61% and the 10-year Treasury adding 12.73% for the period. The dollar gained 17.44% during the period against a basket of six currencies, as measured by the U.S. Dollar Index®. Most of that gain took place during the first three months of the period; the second half of the period saw the dollar gain just 0.43%.

Meeting investors’ needs in challenging markets

In times like these, many investors are seeking ways to adjust or hedge their market exposures. We’re pleased that you have turned to ProFunds to help meet those needs, and we deeply appreciate your continued trust and confidence.

Sincerely,

Michael L. Sapir

Chairman

All investment performance index figures above reflect total return performance. All sector performance figures above refer to Dow Jones Sector/Industry Indexes. The performance figures above for Treasurys refer to the Ryan Labs 30-year and 10-year Indexes. You may not invest directly in an index.

Continued on next page.

i

Message from the Chairman (continued)

Carefully consider the investment objectives, risks, and charges and expenses of ProFunds before investing. This and other information can be found in their prospectuses. For a prospectus, please visit www.profunds.com and seek advice from your financial adviser or broker. Financial professionals can call ProFunds at 888-PRO-5717 (888-776-5717), individuals should call 888-PRO-FNDS (888-776-3637).

Investing involves risk, including possible loss of principal. ProFunds entail certain risks, including aggressive investment technique, inverse correlation and market price variance risks, all of which can increase volatility and decrease performance. ProFunds are not diversified investments, and narrowly focused investments typically exhibit higher volatility and may be more susceptible to single-issuer risk than a more diversified fund. Moreover, Short ProFunds will lose value when markets rise. ProFunds are designed to meet daily objectives; results over longer periods may differ. There is no guarantee that any ProFund will achieve its investment objective.

This material represents an assessment of the market environment at a specific time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as investment advice.

Allocation of Portfolio Holdings & Index Composition (unaudited)

January 31, 2009

Bull ProFund

Investment Objective: The Bull ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Futures Contracts	23%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	4.2%
Procter & Gamble Co.	1.7%
Johnson & Johnson	1.7%
AT&T, Inc.	1.6%
ChevronTexaco Corp.	1.5%

S&P 500 Index - Composition

% of Index
Consumer Non-Cyclical	27%
Energy	14%
Communications	11%
Financial	11%
Industrial	11%
Technology	11%
Consumer Cyclical	8%
Utilities	4%
Basic Materials	3%

Mid-Cap ProFund

Investment Objective: The Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Futures Contracts	4%
Swap Agreements	24%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Vertex Pharmaceuticals, Inc.	0.6%
New York Community Bancorp	0.6%
Quanta Services, Inc.	0.5%
SAIC, Inc.	0.5%
Landstar System, Inc.	0.5%

S&P MidCap 400 Index - Composition

% of Index
Consumer Non-Cyclical	22%
Financial	17%
Industrial	17%
Consumer Cyclical	12%
Utilities	9%
Energy	7%
Technology	7%
Basic Materials	5%
Communications	4%

Small-Cap ProFund

Investment Objective: The Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Futures Contracts	10%
Swap Agreements	7%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Myriad Genetics, Inc.	0.5%
New Jersey Resources Corp.	0.5%
Laclede Group, Inc.	0.4%
Royal Gold, Inc.	0.4%
Alexion Pharmaceuticals, Inc.	0.4%

Russell 2000 Index - Composition

% of Index
Consumer Non-Cyclical	25%
Financial	21%
Industrial	15%
Consumer Cyclical	11%
Technology	9%
Communications	7%
Utilities	5%
Energy	4%
Basic Materials	3%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2009

NASDAQ-100 ProFund

Investment Objective: The NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Futures Contracts	24%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	8.1%
Qualcomm, Inc.	5.0%
Microsoft Corp.	3.8%
Google, Inc.—Class A	3.5%
Gilead Sciences, Inc.	3.3%

NASDAQ-100 Index - Composition

% of Index
Technology	38%
Communications	26%
Consumer Non-Cyclical	24%
Consumer Cyclical	7%
Industrial	3%
Basic Materials	1%
Energy	1%

Large-Cap Value ProFund

Investment Objective: The Large-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	4.3%
General Electric Co.	3.8%
Pfizer, Inc.	2.9%
J.P. Morgan Chase & Co.	2.8%
Verizon Communications, Inc.	2.5%

S&P 500/Citigroup Value Index - Composition

% of Index
Consumer Non-Cyclical	27%
Financial	18%
Industrial	14%
Communications	12%
Utilities	10%
Consumer Cyclical	7%
Technology	5%
Basic Materials	4%
Energy	3%

Large-Cap Growth ProFund

Investment Objective: The Large-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	10.2%
Johnson & Johnson	4.2%
ChevronTexaco Corp.	3.7%
Microsoft Corp.	3.4%
Procter & Gamble Co.	3.0%

S&P 500/Citigroup Growth Index - Composition

% of Index
Consumer Non-Cyclical	28%
Energy	24%
Technology	16%
Communications	10%
Consumer Cyclical	8%
Industrial	8%
Financial	4%
Basic Materials	2%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2009

Mid-Cap Value ProFund

Investment Objective: The Mid-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
New York Community Bancorp	1.5%
Everest Re Group, Ltd.	1.3%
Puget Energy, Inc.	1.2%
Northeast Utilities System	1.2%
NSTAR	1.2%

S&P MidCap 400/Citigroup Value Index - Composition

% of Index
Financial	25%
Consumer Non-Cyclical	18%
Industrial	17%
Utilities	15%
Consumer Cyclical	9%
Basic Materials	5%
Technology	5%
Energy	4%
Communications	2%

Mid-Cap Growth ProFund

Investment Objective: The Mid-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
ITT Educational Services, Inc.	1.3%
Dollar Tree, Inc.	1.3%
Ross Stores, Inc.	1.3%
Church & Dwight, Inc.	1.2%
FMC Technologies, Inc.	1.2%

S&P MidCap 400/Citigroup Growth Index - Composition

% of Index
Consumer Non-Cyclical	29%
Industrial	16%
Consumer Cyclical	15%
Technology	10%
Energy	9%
Financial	9%
Basic Materials	5%
Communications	5%
Utilities	2%

Small-Cap Value ProFund

Investment Objective: The Small-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Atmos Energy Corp.	1.6%
Senior Housing Properties Trust	1.3%
New Jersey Resources Corp.	1.2%
Owens & Minor, Inc.	1.2%
AMERIGROUP Corp.	1.0%

S&P SmallCap 600/Citigroup Value Index - Composition

% of Index
Financial	28%
Industrial	20%
Consumer Non-Cyclical	16%
Consumer Cyclical	12%
Utilities	11%
Technology	6%
Basic Materials	3%
Communications	3%
Energy	1%

v

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2009

Small-Cap Growth ProFund

Investment Objective: The Small-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Watson Wyatt Worldwide, Inc.—Class A	1.4%
Mednax, Inc	1.1%
Magellan Health Services, Inc.	1.1%
Curtiss-Wright Corp.	1.0%
Panera Bread Co.—Class A	1.0%

S&P SmallCap 600/Citigroup Growth Index - Composition

% of Index
Consumer Non-Cyclical	25%
Industrial	21%
Consumer Cyclical	16%
Technology	12%
Financial	10%
Energy	7%
Communications	6%
Basic Materials	2%
Utilities	1%

Europe 30 ProFund

Investment Objective: The Europe 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Royal Dutch Shell PLC—Class A	7.9%
BP Amoco PLC	6.9%
Total Fina S.A.	6.5%
Vodafone Group PLC	6.4%
HSBC Holdings PLC	5.5%

ProFunds Europe 30 Index - Composition

Industry Breakdown	% of Index
Consumer Non-Cyclical	27%
Energy	22%
Communications	15%
Financial	13%
Industrial	10%
Technology	7%
Basic Materials	4%
Consumer Cyclical	2%

Country Breakdown
United Kingdom	30%
Netherlands	17%
Switzerland	15%
Germany	13%
France	11%
Luxembourg	6%
Finland	4%
Sweden	2%
Ireland	1%
Greece	1%

UltraBull ProFund

Investment Objective: The UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Futures Contracts	52%
Swap Agreements	76%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	3.9%
Procter & Gamble Co.	1.6%
Johnson & Johnson	1.6%
AT&T, Inc.	1.5%
ChevronTexaco Corp.	1.4%

S&P 500 Index - Composition

% of Index
Consumer Non-Cyclical	27%
Energy	14%
Communications	11%
Financial	11%
Industrial	11%
Technology	11%
Consumer Cyclical	8%
Utilities	4%
Basic Materials	3%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2009

UltraMid-Cap ProFund

Investment Objective: The UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Futures Contracts	122%
Swap Agreements	5%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Vertex Pharmaceuticals, Inc.	0.6%
New York Community Bancorp	0.6%
Quanta Services, Inc.	0.5%
SAIC, Inc.	0.5%
Landstar System, Inc.	0.5%

S&P MidCap 400 Index - Composition

% of Index
Consumer Non-Cyclical	22%
Financial	17%
Industrial	17%
Consumer Cyclical	12%
Utilities	9%
Energy	7%
Technology	7%
Basic Materials	5%
Communications	4%

UltraSmall-Cap ProFund

Investment Objective: The UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Futures Contracts	54%
Swap Agreements	65%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Myriad Genetics, Inc.	0.5%
New Jersey Resources Corp.	0.4%
Laclede Group, Inc.	0.4%
Royal Gold, Inc.	0.4%
Alexion Pharmaceuticals, Inc.	0.4%

Russell 2000 Index - Composition

% of Index
Consumer Non-Cyclical	25%
Financial	21%
Industrial	15%
Consumer Cyclical	11%
Technology	9%
Communications	7%
Utilities	5%
Energy	4%
Basic Materials	3%

UltraDow 30 ProFund

Investment Objective: The UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones Industrial Average.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	57%
Futures Contracts	123%
Swap Agreements	21%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
International Business Machines Corp.	5.2%
Exxon Mobil Corp.	4.3%
ChevronTexaco Corp.	4.0%
McDonald’s Corp.	3.3%
Johnson & Johnson	3.3%

Dow Jones Industrial Average - Composition

% of Index
Consumer Non-Cyclical	22%
Industrial	19%
Technology	16%
Energy	15%
Consumer Cyclical	13%
Communications	7%
Financial	5%
Basic Materials	3%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2009

UltraNASDAQ-100 ProFund

Investment Objective: The UltraNASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Futures Contracts	27%
Swap Agreements	93%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	8.4%
Qualcomm, Inc.	5.2%
Microsoft Corp.	3.9%
Google, Inc.—Class A	3.6%
Gilead Sciences, Inc.	3.4%

NASDAQ-100 Index - Composition

% of Index
Technology	38%
Communications	26%
Consumer Non-Cyclical	24%
Consumer Cyclical	7%
Industrial	3%
Basic Materials	1%
Energy	1%

UltraInternational ProFund

Investment Objective: The UltraInternational ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE).

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	51%
Swap Agreements	149%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index - Composition

Industry Breakdown	% of Index
Financial	21%
Industrial	11%
Consumer Non-Cyclical	11%
Consumer Cyclical	10%
Health Care	10%
Energy	9%
Basic Materials	8%
Utilities	8%
Telecommunication Services	7%
Information Technology	5%

Country Breakdown
Japan	26%
United Kingdom	21%
France	10%
Germany	8%
Switzerland	8%
Australia	6%
Spain	4%
Italy	4%
Netherlands	2%
Other	11%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2009

UltraEmerging Markets ProFund

Investment Objective: The UltraEmerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Swap Agreements	140%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
China Mobile, Ltd.	4.2%
Teva Pharmaceutical Industries, Ltd.	3.7%
Petroleo Brasileiro S.A.—Preferred	3.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.7%
Petroleo Brasileiro S.A.	3.3%

Bank of New York Mellon Emerging Markets 50 ADR Index - Composition

Industry Breakdown	% of Index
Communications	22%
Energy	21%
Basic Materials	17%
Financial	15%
Consumer Non-Cyclical	9%
Technology	9%
Industrial	4%
Utilities	3%

Country Breakdown
Brazil	29%
China	20%
Taiwan	9%
South Korea	9%
Mexico	9%
South Africa	6%
Israel	6%
India	5%
Other	7%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	51%
Swap Agreements	150%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Bank of New York Mellon Latin America 35 ADR Index - Composition

Industry Breakdown	% of Index
Basic Materials	27%
Energy	21%
Communications	14%
Financial	13%
Utilities	11%
Consumer Non-Cyclical	9%
Industrial	5%

Country Breakdown
Brazil	72%
Mexico	13%
Chile	8%
Colombia	3%
Argentina	2%
Peru	2%

Largest Equity Holdings

Company	% of Net Assets
Petroleo Brasileiro S.A.—Preferred	5.0%
Companhia Vale do Rio Doce (CVRD)—Preferred	4.9%
Petroleo Brasileiro S.A.	4.4%
Companhia Vale do Rio Doce (CVRD)	3.7%
Banco Itau Holding Financeira S.A.	2.0%

UltraLatin America ProFund

Investment Objective: The UltraLatin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Bank of New York Mellon Latin America 35 ADR Index.

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2009

UltraChina ProFund

Investment Objective: The UltraChina ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Bank of New York Mellon China Select ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	130%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
China Mobile, Ltd.	6.7%
China Life Insurance Co., Ltd.	5.1%
PetroChina Co., Ltd.	4.7%
CNOOC, Ltd.	4.5%
China Unicom, Ltd.	3.8%

Bank of New York Mellon China Select ADR Index - Composition

Industry Breakdown	% of Index
Communications	40%
Energy	21%
Consumer Non-Cyclical	9%
Financial	9%
Industrial	6%
Basic Materials	5%
Utilities	4%
Consumer Cyclical	3%
Technology	3%

Country Breakdown
China	75%
Hong Kong	25%

UltraJapan ProFund

Investment Objective: The UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Nikkei 225 Stock Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	186%
Swap Agreements	11%
Total Exposure	197%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(21)%
Swap Agreements	(79)%
Options	NM
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

S&P 500 Index – Composition

% of Index
Consumer Non-Cyclical	27%
Energy	14%
Communications	11%
Financial	11%
Industrial	11%
Technology	11%
Consumer Cyclical	8%
Utilities	4%
Basic Materials	3%

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bear ProFund

Investment Objective: The Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the S&P 500 Index.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average - Composition

% of Index
Consumer Cyclical	24%
Industrial	24%
Consumer Non-Cyclical	20%
Technology	9%
Communications	8%
Financial	7%
Basic Materials	6%
Energy	1%
Utilities	1%

x

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2009

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(47)%
Swap Agreements	(53)%
Options	NM
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Short Small-Cap ProFund

Investment Objective: The Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Russell 2000 Index.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index - Composition

% of Index
Consumer Non-Cyclical	25%
Financial	21%
Industrial	15%
Consumer Cyclical	11%
Technology	9%
Communications	7%
Utilities	5%
Energy	4%
Basic Materials	3%

Short NASDAQ-100 ProFund

Investment Objective: The Short NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(14)%
Swap Agreements	(87)%
Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Short NASDAQ-100 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index – Composition

% of Index
Technology	38%
Communications	26%
Consumer Non-Cyclical	24%
Consumer Cyclical	7%
Industrial	3%
Basic Materials	1%
Energy	1%

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(14)%
Swap Agreements	(186)%
Options	NM
Total Exposure	(200)%

“Market Exposure” includes the value

of total investments (including the contract

value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

S&P 500 Index - Composition

% of Index
Consumer Non-Cyclical	27%
Energy	14%
Communications	11%
Financial	11%
Industrial	11%
Technology	11%
Consumer Cyclical	8%
Utilities	4%
Basic Materials	3%

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

UltraBear ProFund

Investment Objective: The UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse of the daily performance of the S&P 500 Index.

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2009

UltraShort Mid-Cap ProFund

Investment Objective: The UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse of the daily performance of the S&P MidCap 400 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(39)%
Swap Agreements	(163)%
Options	NM
Total Exposure	(202)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index - Composition

% of Index
Consumer Non-Cyclical	22%
Financial	17%
Industrial	17%
Consumer Cyclical	12%
Utilities	9%
Energy	7%
Technology	7%
Basic Materials	5%
Communications	4%

UltraShort Small-Cap ProFund

Investment Objective: The UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse of the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(97)%
Swap Agreements	(103)%
Options	NM
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index - Composition

% of Index
Consumer Non-Cyclical	25%
Financial	21%
Industrial	15%
Consumer Cyclical	11%
Technology	9%
Communications	7%
Utilities	5%
Energy	4%
Basic Materials	3%

UltraShort Dow 30 ProFund

Investment Objective: The UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse of the daily performance of the Dow Jones Industrial Average.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average - Composition

% of Index
Consumer Non-Cyclical	22%
Industrial	19%
Technology	16%
Energy	15%
Consumer Cyclical	13%
Communications	7%
Financial	5%
Basic Materials	3%

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(111)%
Swap Agreements	(90)%
Options	NM
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2009

UltraShort NASDAQ-100 ProFund

Investment Objective: The UltraShort NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse of the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(24)%
Swap Agreements	(178)%
Total Exposure	(202)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort NASDAQ-100 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index - Composition

% of Index
Technology	38%
Communications	26%
Consumer Non-Cyclical	24%
Consumer Cyclical	7%
Industrial	3%
Basic Materials	1%
Energy	1%

UltraShort International ProFund

Investment Objective: The UltraShort International ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE).

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(28)%
Swap Agreements	(171)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index - Composition

Industry Breakdown	% of Index
Financial	21%
Industrial	11%
Consumer Non-Cyclical	11%
Consumer Cyclical	10%
Health Care	10%
Energy	9%
Basic Materials	8%
Utilities	8%
Telecommunication Services	7%
Information Technology	5%

Country Breakdown
Japan	26%
United Kingdom	21%
France	10%
Germany	8%
Switzerland	8%
Australia	6%
Spain	4%
Italy	4%
Netherlands	2%
Other	11%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2009

UltraShort Emerging Markets ProFund

Investment Objective: The UltraShort Emerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Emerging Markets 50 ADR Index - Composition

Industry Breakdown	% of Index
Communications	22%
Energy	21%
Basic Materials	17%
Financial	15%
Consumer Non-Cyclical	9%
Technology	9%
Industrial	4%
Utilities	3%

Country Breakdown
Brazil	29%
China	20%
Taiwan	9%
South Korea	9%
Mexico	9%
South Africa	6%
Israel	6%
India	5%
Other	7%

UltraShort Latin America ProFund

Investment Objective: The UltraShort Latin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse of the daily performance of the Bank of New York Mellon Latin America 35 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(203)%
Total Exposure	(203)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Latin America 35 ADR Index - Composition

Industry Breakdown	% of Index
Basic Materials	27%
Energy	21%
Communications	14%
Financial	13%
Utilities	11%
Consumer Non-Cyclical	9%
Industrial	5%

Country Breakdown
Brazil	72%
Mexico	13%
Chile	8%
Colombia	3%
Argentina	2%
Peru	2%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2009

UltraShort China ProFund

Investment Objective: The UltraShort China ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse of the daily performance of the Bank of New York Mellon China Select ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(202)%
Total Exposure	(202)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon China Select ADR Index - Composition

Industry Breakdown	% of Index
Communications	40%
Energy	21%
Consumer Non-Cyclical	9%
Financial	9%
Industrial	6%
Basic Materials	5%
Utilities	4%
Consumer Cyclical	3%
Technology	3%

Country Breakdown
China	75%
Hong Kong	25%

UltraShort Japan ProFund

Investment Objective: The UltraShort Japan ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse of the daily performance of the Nikkei 225 Stock Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(188)%
Swap Agreements	(11)%
Options	NM
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average - Composition

% of Index
Consumer Cyclical	24%
Industrial	24%
Consumer Non-Cyclical	20%
Technology	9%
Communications	8%
Financial	7%
Basic Materials	6%
Energy	1%
Utilities	1%

Banks UltraSector ProFund

Investment Objective: The Banks UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Banks Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	43%
Swap Agreements	106%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
J.P. Morgan Chase & Co.	11.0%
Wells Fargo & Co.	8.6%
Bank of America Corp.	4.7%
U.S. Bancorp	3.0%
Citigroup, Inc.	2.2%

Dow Jones U.S. Banks Index - Composition

The Dow Jones U.S. Banks Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2009

Basic Materials UltraSector ProFund

Investment Objective: The Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Basic Materials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Swap Agreements	89%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
E.I. du Pont de Nemours & Co.	5.9%
Praxair, Inc.	5.5%
Newmont Mining Corp.	5.0%
Nucor Corp.	3.3%
The Dow Chemical Co.	3.1%

Dow Jones U.S. Basic Materials Index - Composition

% of Index
Chemicals	57%
Industrial Metals	23%
Mining	18%
Forestry and Paper	2%

Biotechnology UltraSector ProFund

Investment Objective: The Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Biotechnology Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Swap Agreements	84%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	15.9%
Gilead Sciences, Inc.	12.7%
Genentech, Inc.	10.3%
Celgene Corp.	6.6%
Genzyme Corp.	4.3%

Dow Jones U.S. Biotechnology Index - Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Consumer Goods UltraSector ProFund

Investment Objective: The Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Goods Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	44%
Swap Agreements	106%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co.	7.8%
Coca-Cola Co.	4.4%
PepsiCo, Inc.	3.8%
Philip Morris International, Inc.	3.7%
Monsanto Co.	2.0%

Dow Jones U.S. Consumer Goods Index - Composition

% of Index
Food Producers	24%
Household Goods	23%
Beverages	22%
Tobacco	14%
Personal Goods	11%
Automobiles and Parts	3%
Leisure Goods	3%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2009

Consumer Services UltraSector ProFund

Investment Objective: The Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Services Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	31%
Swap Agreements	119%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	3.8%
McDonald’s Corp.	2.1%
Comcast Corp.—Special Class A	1.3%
CVS Corp.	1.3%
Home Depot, Inc.	1.2%

Dow Jones U.S. Consumer Services Index - Composition

% of Index
General Retailers	45%
Media	23%
Travel and Leisure	17%
Food and Drug Retailers	15%

Financials UltraSector ProFund

Investment Objective: The Financials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Financials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Swap Agreements	86%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
J.P. Morgan Chase & Co.	6.0%
Wells Fargo & Co.	4.7%
Bank of America Corp.	2.6%
The Goldman Sachs Group, Inc.	2.1%
Bank of New York Mellon Corp.	1.8%

Dow Jones U.S. Financials Index - Composition

% of Index
Banks	37%
General Financial	25%
Nonlife Insurance	17%
Real Estate Investment Trusts	14%
Life Insurance	6%
Real Estate Investment & Services	1%

Health Care UltraSector ProFund

Investment Objective: The Health Care UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Health Care Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	57%
Swap Agreements	93%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	7.2%
Pfizer, Inc.	4.4%
Abbott Laboratories	3.8%
Merck & Co., Inc.	2.7%
Amgen, Inc.	2.6%

Dow Jones U.S. Health Care Index - Composition

% of Index
Pharmaceuticals and Biotechnology	68%
Health Care Equipment and Services	32%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2009

Industrials UltraSector ProFund

Investment Objective: The Industrials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Industrials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	71%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	9.1%
United Technologies Corp.	3.2%
3M Co.	2.6%
United Parcel Service, Inc.—Class B	2.2%
Boeing Co.	2.1%

Dow Jones U.S. Industrials Index - Composition

% of Index
General Industrials	23%
Aerospace and Defense	19%
Support Services	16%
Industrial Transportation	14%
Electronic & Electrical Equipment	11%
Industrial Engineering	11%
Construction and Materials	6%

Internet UltraSector ProFund

Investment Objective: The Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Composite Internet Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Swap Agreements	84%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	7.8%
Google, Inc.—Class A	7.3%
Yahoo!, Inc.	6.1%
eBay, Inc.	5.5%
Juniper Networks, Inc.	5.5%

Dow Jones Composite Internet Index - Composition

The Dow Jones Composite Internet Index is comprised of a single sector.

Mobile Telecommunications UltraSector ProFund

Investment Objective: The Mobile Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Mobile Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	34%
Swap Agreements	115%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Sprint Nextel Corp.	12.6%
MetroPCS Communications, Inc.	6.3%
NII Holdings, Inc.—Class B	6.0%
Telephone & Data Systems, Inc.	3.1%
Telephone & Data Systems, Inc.—Special Shares	2.6%

Dow Jones U.S. Mobile Telecommunications Index - Composition

The Dow Jones U.S. Mobile Telecommunications Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2009

Oil & Gas UltraSector ProFund

Investment Objective: The Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Swap Agreements	83%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	24.1%
ChevronTexaco Corp.	8.9%
ConocoPhillips	4.1%
Schlumberger, Ltd.	3.0%
Occidental Petroleum Corp.	2.8%

Dow Jones U.S. Oil & Gas Index - Composition

% of Index
Oil and Gas Producers	82%
Oil Equipment, Services and Distribution	17%
Alternative Energy	1%

Oil Equipment, Services & Distribution UltraSector ProFund

Investment Objective: The Oil Equipment, Services & Distribution UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Swap Agreements	89%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Schlumberger, Ltd.	15.7%
Transocean, Ltd.	5.6%
Halliburton Co.	5.0%
National-Oilwell Varco, Inc.	3.5%
Baker Hughes, Inc.	3.3%

Dow Jones U.S. Oil Equipment, Services & Distribution Index - Composition

The Dow Jones U.S. Oil Equipment, Services & Distribution Index is comprised of a single sector.

Pharmaceuticals UltraSector ProFund

Investment Objective: The Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	30%
Swap Agreements	121%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	7.7%
Pfizer, Inc.	4.7%
Abbott Laboratories	4.1%
Merck & Co., Inc.	2.9%
Wyeth	2.7%

Dow Jones U.S. Pharmaceuticals Index - Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2009

Precious Metals UltraSector ProFund

Investment Objective: The Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Precious Metals Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	150%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Precious Metals UltraSector ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index - Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Real Estate UltraSector ProFund

Investment Objective: The Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
Swap Agreements	91%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	3.9%
Annaly Mortgage Management, Inc.	3.3%
Public Storage, Inc.	3.2%
Vornado Realty Trust	3.0%
Equity Residential Properties Trust	2.6%

Dow Jones U.S. Real Estate Index - Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Semiconductor UltraSector ProFund

Investment Objective: The Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Semiconductors Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Swap Agreements	88%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	22.9%
Texas Instruments, Inc.	6.2%
Applied Materials, Inc.	4.0%
Broadcom Corp.—Class A	2.3%
Analog Devices, Inc.	1.8%

Dow Jones U.S. Semiconductors Index - Composition

The Dow Jones U.S. Semiconductors Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2009

Technology UltraSector ProFund

Investment Objective: The Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Technology Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	56%
Swap Agreements	94%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	6.2%
International Business Machines Corp.	5.8%
Cisco Systems, Inc.	4.1%
Hewlett-Packard Co.	3.9%
Apple Computer, Inc.	3.7%

Dow Jones U.S. Technology Index - Composition

% of Index
Technology Hardware and Equipment	54%
Software and Computer Services	46%

Telecommunications UltraSector ProFund

Investment Objective: The Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Swap Agreements	90%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Verizon Communications, Inc.	24.0%
AT&T, Inc.	23.4%
Sprint Nextel Corp.	1.9%
Embarq Corp.	1.4%
Qwest Communications International, Inc.	1.3%

Dow Jones U.S. Telecommunications Index - Composition

% of Index
Fixed Line Telecommunications	93%
Mobile Telecommunications	7%

Utilities UltraSector ProFund

Investment Objective: The Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Utilities Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	63%
Swap Agreements	86%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exelon Corp.	5.5%
Southern Co.	3.9%
Dominion Resources, Inc.	3.1%
FPL Group, Inc.	3.0%
Duke Energy Corp.	2.9%

Dow Jones U.S. Utilities Index - Composition

% of Index
Electricity	74%
Gas, Water & MultiUtilities	26%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2009

Short Oil & Gas ProFund

Investment Objective: The Short Oil & Gas ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Short Oil & Gas ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Oil & Gas Index - Composition

% of Index
Oil and Gas Producers	82%
Oil Equipment, Services and Distribution	17%
Alternative Energy	1%

Short Precious Metals ProFund

Investment Objective: The Short Precious Metals ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Dow Jones Precious Metals Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index - Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Short Real Estate ProFund

Investment Objective: The Short Real Estate ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Real Estate Index - Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2009

U.S. Government Plus ProFund

Investment Objective: The U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	6%
Swap Agreements	32%
U.S. Treasury Obligations	89%
Total Exposure	127%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Rising Rates Opportunity 10 ProFund

Investment Objective: The Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily price movement of the most recently issued 10-year U.S. Treasury Note (“Note”).

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(8)%
Swap Agreements	(92)%
Options	NM
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Rising Rates Opportunity ProFund

Investment Objective: The Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(9)%
Swap Agreements	(118)%
Options	NM
Total Exposure	(127)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2009

Rising U.S. Dollar ProFund

Investment Objective: The Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the U.S. Dollar Index.

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	14%
Futures Contracts	86%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index - Composition

% of Index
Euro	57%
Japanese Yen	14%
British Sterling Pound	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

Falling U.S. Dollar ProFund

Investment Objective: The Falling U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the U.S. Dollar Index.

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(17)%
Futures Contracts	(84)%
Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index - Composition

% of Index
Euro	57%
Japanese Yen	14%
British Sterling Pound	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges as applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other ProFund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing a ProFund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at August 1, 2008 and held for the entire period from August 1, 2008 through January 31, 2009.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 8/1/08	Ending Account Value 1/31/09	Expenses Paid During Period* 8/1/08 - 1/31/09	Expense Ratio During Period 8/1/08 - 1/31/09
Investor Class
Bull ProFund	$1,000.00	$658.90	$7.28	1.74%
Mid-Cap ProFund	1,000.00	612.20	6.62	1.63%
Small-Cap ProFund	1,000.00	625.80	6.43	1.57%
NASDAQ-100 ProFund	1,000.00	634.60	6.55	1.59%
Large-Cap Value ProFund	1,000.00	619.70	7.80	1.91%
Large-Cap Growth ProFund	1,000.00	682.80	8.65	2.04%
Mid-Cap Value ProFund	1,000.00	628.10	7.92	1.93%
Mid-Cap Growth ProFund	1,000.00	616.20	9.08	2.23%
Small-Cap Value ProFund	1,000.00	635.50	6.22	1.51%
Small-Cap Growth ProFund	1,000.00	616.70	6.23	1.53%
Europe 30 ProFund	1,000.00	565.00	7.65	1.94%
UltraBull ProFund	1,000.00	370.50	5.67	1.64%
UltraMid-Cap ProFund	1,000.00	324.00	5.81	1.74%
UltraSmall-Cap ProFund	1,000.00	321.80	5.60	1.68%
UltraDow 30 ProFund	1,000.00	437.70	6.27	1.73%
UltraNASDAQ-100 ProFund	1,000.00	344.70	5.42	1.60%
UltraInternational ProFund	1,000.00	612.17	8.01	1.97%
UltraEmerging Markets ProFund	1,000.00	212.80	5.01	1.64%
UltraLatin America ProFund	1,000.00	141.30	6.07	2.11%
UltraChina ProFund	1,000.00	213.70	5.87	1.96%
UltraJapan ProFund	1,000.00	269.60	5.76	1.80%
Bear ProFund	1,000.00	1,317.70	9.41	1.61%
Short Small-Cap ProFund	1,000.00	1,306.70	9.88	1.70%
Short NASDAQ-100 ProFund	1,000.00	1,333.80	11.88	2.02%
UltraBear ProFund	1,000.00	1,497.90	9.88	1.57%
UltraShort Mid-Cap ProFund	1,000.00	1,532.70	10.85	1.70%
UltraShort Small-Cap ProFund	1,000.00	1,408.70	11.17	1.84%
UltraShort Dow 30 ProFund	1,000.00	1,338.70	10.37	1.76%
UltraShort NASDAQ-100 ProFund	1,000.00	1,552.70	10.42	1.62%
UltraShort International ProFund	1,000.00	1,416.30	10.11	1.66%
UltraShort Emerging Markets ProFund	1,000.00	1,044.90	8.45	1.64%
UltraShort Latin America ProFund	1,000.00	847.60	8.80	1.89%
UltraShort China ProFund	1,000.00	1,174.30	10.78	2.01%
UltraShort Japan ProFund	1,000.00	1,483.50	9.95	1.59%
Banks UltraSector ProFund	1,000.00	236.90	4.89	1.57%
Basic Materials UltraSector ProFund	1,000.00	258.70	5.49	1.73%
Biotechnology UltraSector ProFund	1,000.00	702.80	6.87	1.60%
Consumer Goods UltraSector ProFund	1,000.00	630.10	6.49	1.58%
Consumer Services UltraSector ProFund	1,000.00	558.60	6.32	1.61%
Financials UltraSector ProFund	1,000.00	280.70	5.07	1.57%
Health Care UltraSector ProFund	1,000.00	703.40	6.78	1.58%
Industrials UltraSector ProFund	1,000.00	423.50	5.70	1.59%
Internet UltraSector ProFund	1,000.00	447.30	7.00	1.92%
Mobile Telecommunications UltraSector ProFund	1,000.00	209.20	4.85	1.59%
Oil & Gas UltraSector ProFund	1,000.00	466.90	6.21	1.68%

Expense Examples (continued) (unaudited)

	Beginning Account Value 8/1/08	Ending Account Value 1/31/09	Expenses Paid During Period* 8/1/08 - 1/31/09	Expense Ratio During Period 8/1/08 - 1/31/09
Oil Equipment, Services & Distribution UltraSector ProFund	$1,000.00	$206.30	$4.99	1.64%
Pharmaceuticals UltraSector ProFund	1,000.00	795.70	7.24	1.60%
Precious Metals UltraSector ProFund	1,000.00	493.80	6.06	1.61%
Real Estate UltraSector ProFund	1,000.00	290.60	5.79	1.78%
Semiconductor UltraSector ProFund	1,000.00	414.60	5.67	1.59%
Technology UltraSector ProFund	1,000.00	485.30	5.99	1.60%
Telecommunications UltraSector ProFund	1,000.00	628.40	7.51	1.83%
Utilities UltraSector ProFund	1,000.00	620.10	7.39	1.81%
Short Oil & Gas ProFund	1,000.00	1,107.90	8.39	1.58%
Short Precious Metals ProFund	1,000.00	816.00	8.93	1.95%
Short Real Estate ProFund	1,000.00	1,106.10	8.92	1.68%
U.S. Government Plus ProFund	1,000.00	1,232.80	7.60	1.35%
Rising Rates Opportunity 10 ProFund	1,000.00	880.60	8.20	1.73%
Rising Rates Opportunity ProFund	1,000.00	757.10	6.95	1.57%
Rising U.S. Dollar ProFund	1,000.00	1,148.10	8.28	1.53%
Falling U.S. Dollar ProFund	1,000.00	848.00	8.71	1.87%
Service Class
Bull ProFund	1,000.00	655.90	11.44	2.74%
Mid-Cap ProFund	1,000.00	608.70	10.66	2.63%
Small-Cap ProFund	1,000.00	622.90	10.51	2.57%
NASDAQ-100 ProFund	1,000.00	631.10	10.65	2.59%
Large-Cap Value ProFund	1,000.00	616.40	11.86	2.91%
Large-Cap Growth ProFund	1,000.00	679.40	12.87	3.04%
Mid-Cap Value ProFund	1,000.00	625.10	12.00	2.93%
Mid-Cap Growth ProFund	1,000.00	611.70	13.12	3.23%
Small-Cap Value ProFund	1,000.00	632.20	10.33	2.51%
Small-Cap Growth ProFund	1,000.00	613.60	10.29	2.53%
Europe 30 ProFund	1,000.00	562.10	11.58	2.94%
UltraBull ProFund	1,000.00	368.70	9.11	2.64%
UltraMid-Cap ProFund	1,000.00	322.50	9.13	2.74%
UltraSmall-Cap ProFund	1,000.00	320.00	8.92	2.68%
UltraDow 30 ProFund	1,000.00	435.60	9.88	2.73%
UltraNASDAQ-100 ProFund	1,000.00	343.40	8.80	2.60%
UltraInternational ProFund	1,000.00	270.90	9.51	2.97%
UltraEmerging Markets ProFund	1,000.00	211.40	8.06	2.64%
UltraLatin America ProFund	1,000.00	140.40	8.94	3.11%
UltraChina ProFund	1,000.00	212.20	8.85	2.96%
UltraJapan ProFund	1,000.00	268.10	8.95	2.80%
Bear ProFund	1,000.00	1,311.40	15.21	2.61%
Short Small-Cap ProFund	1,000.00	1,300.60	15.66	2.70%
Short NASDAQ-100 ProFund	1,000.00	1,326.20	17.71	3.02%
UltraBear ProFund	1,000.00	1,490.40	16.13	2.57%
UltraShort Mid-Cap ProFund	1,000.00	1,524.40	17.18	2.70%
UltraShort Small-Cap ProFund	1,000.00	1,401.10	17.19	2.84%
UltraShort Dow 30 ProFund	1,000.00	1,332.20	16.22	2.76%
UltraShort NASDAQ-100 ProFund	1,000.00	1,546.10	16.81	2.62%
UltraShort International ProFund	1,000.00	1,408.90	16.15	2.66%
UltraShort Emerging Markets ProFund	1,000.00	1,038.90	13.57	2.64%
UltraShort Latin America ProFund	1,000.00	843.00	13.43	2.89%
UltraShort China ProFund	1,000.00	1,166.50	16.08	3.01%
UltraShort Japan ProFund	1,000.00	1,475.90	16.16	2.59%
Banks UltraSector ProFund	1,000.00	235.50	8.00	2.57%
Basic Materials UltraSector ProFund	1,000.00	257.20	8.65	2.73%
Biotechnology UltraSector ProFund	1,000.00	699.40	11.14	2.60%
Consumer Goods UltraSector ProFund	1,000.00	626.80	10.58	2.58%
Consumer Services UltraSector ProFund	1,000.00	555.70	10.23	2.61%
Financials UltraSector ProFund	1,000.00	279.80	8.29	2.57%
Health Care UltraSector ProFund	1,000.00	700.20	11.06	2.58%
Industrials UltraSector ProFund	1,000.00	421.30	9.28	2.59%
Internet UltraSector ProFund	1,000.00	445.20	10.64	2.92%
Mobile Telecommunications UltraSector ProFund	1,000.00	208.30	7.89	2.59%
Oil & Gas UltraSector ProFund	1,000.00	464.60	9.89	2.68%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	205.30	8.02	2.64%

Expense Examples (continued) (unaudited)

	Beginning Account Value 8/1/08	Ending Account Value 1/31/09	Expenses Paid During Period* 8/1/08 - 1/31/09	Expense Ratio During Period 8/1/08 - 1/31/09
Pharmaceuticals UltraSector ProFund	$1,000.00	$792.70	$11.75	2.60%
Precious Metals UltraSector ProFund	1,000.00	491.30	9.81	2.61%
Real Estate UltraSector ProFund	1,000.00	288.90	9.03	2.78%
Semiconductor UltraSector ProFund	1,000.00	412.40	9.22	2.59%
Technology UltraSector ProFund	1,000.00	483.20	9.72	2.60%
Telecommunications UltraSector ProFund	1,000.00	624.80	11.59	2.83%
Utilities UltraSector ProFund	1,000.00	617.10	11.45	2.81%
Short Oil & Gas ProFund	1,000.00	1,102.70	13.67	2.58%
Short Precious Metals ProFund	1,000.00	812.30	13.48	2.95%
Short Real Estate ProFund	1,000.00	1,100.00	14.19	2.68%
U.S. Government Plus ProFund	1,000.00	1,227.10	13.19	2.35%
Rising Rates Opportunity 10 ProFund	1,000.00	876.00	12.91	2.73%
Rising Rates Opportunity ProFund	1,000.00	753.40	11.36	2.57%
Rising U.S. Dollar ProFund	1,000.00	1,142.70	13.66	2.53%
Falling U.S. Dollar ProFund	1,000.00	843.80	13.34	2.87%
Class A
U.S. Government Plus ProFund	1,000.00	1,231.50	9.00	1.60%
Rising Rates Opportunity 10 ProFund	1,000.00	879.20	9.38	1.98%
Rising Rates Opportunity ProFund	1,000.00	756.60	8.06	1.82%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Expense Examples (continued) (unaudited)

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 8/1/08	Ending Account Value 1/31/09	Expenses Paid During Period* 8/1/08 - 1/31/09	Expense Ratio During Period 8/1/08 - 1/31/09
Investor Class
Bull ProFund	$1,000.00	$1,016.43	$8.84	1.74%
Mid-Cap ProFund	1,000.00	1,017.99	8.29	1.63%
Small-Cap ProFund	1,000.00	1,017.29	7.98	1.57%
NASDAQ-100 ProFund	1,000.00	1,017.19	8.08	1.59%
Large-Cap Value ProFund	1,000.00	1,015.58	9.70	1.91%
Large-Cap Growth ProFund	1,000.00	1,014.92	10.36	2.04%
Mid-Cap Value ProFund	1,000.00	1,015.48	9.80	1.93%
Mid-Cap Growth ProFund	1,000.00	1,013.96	11.32	2.23%
Small-Cap Value ProFund	1,000.00	1,017.59	7.68	1.51%
Small-Cap Growth ProFund	1,000.00	1,017.49	7.78	1.53%
Europe 30 ProFund	1,000.00	1,015.43	9.86	1.94%
UltraBull ProFund	1,000.00	1,016.94	8.34	1.64%
UltraMid-Cap ProFund	1,000.00	1,016.43	8.84	1.74%
UltraSmall-Cap ProFund	1,000.00	1,016.74	8.54	1.68%
UltraDow 30 ProFund	1,000.00	1,016.48	8.79	1.73%
UltraNASDAQ-100 ProFund	1,000.00	1,017.14	8.13	1.60%
UltraInternational ProFund	1,000.00	1,015.27	10.01	1.97%
UltraEmerging Markets ProFund	1,000.00	1,016.94	8.34	1.64%
UltraLatin America ProFund	1,000.00	1,014.57	10.71	2.11%
UltraChina ProFund	1,000.00	1,015.32	9.96	1.96%
UltraJapan ProFund	1,000.00	1,016.13	9.15	1.80%
Bear ProFund	1,000.00	1,017.09	8.19	1.61%
Short Small-Cap ProFund	1,000.00	1,016.64	8.64	1.70%
Short NASDAQ-100 ProFund	1,000.00	1,015.02	10.26	2.02%
UltraBear ProFund	1,000.00	1,017.29	7.98	1.57%
UltraShort Mid-Cap ProFund	1,000.00	1,016.64	8.64	1.70%
UltraShort Small-Cap ProFund	1,000.00	1,015.93	9.35	1.84%
UltraShort Dow 30 ProFund	1,000.00	1,016.33	8.94	1.76%
UltraShort NASDAQ-100 ProFund	1,000.00	1,017.04	8.24	1.62%
UltraShort International ProFund	1,000.00	1,016.84	8.44	1.66%
UltraShort Emerging Markets ProFund	1,000.00	1,016.94	8.34	1.64%
UltraShort Latin America ProFund	1,000.00	1,015.68	9.60	1.89%
UltraShort China ProFund	1,000.00	1,015.07	10.21	2.01%
UltraShort Japan ProFund	1,000.00	1,017.19	8.08	1.59%
Banks UltraSector ProFund	1,000.00	1,017.29	7.98	1.57%
Basic Materials UltraSector ProFund	1,000.00	1,016.48	8.79	1.73%
Biotechnology UltraSector ProFund	1,000.00	1,017.14	8.13	1.60%
Consumer Goods UltraSector ProFund	1,000.00	1,017.24	8.03	1.58%
Consumer Services UltraSector ProFund	1,000.00	1,017.09	8.19	1.61%
Financials UltraSector ProFund	1,000.00	1,017.29	7.98	1.57%
Health Care UltraSector ProFund	1,000.00	1,017.24	8.03	1.58%
Industrials UltraSector ProFund	1,000.00	1,017.19	8.08	1.59%
Internet UltraSector ProFund	1,000.00	1,015.53	9.75	1.92%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,017.19	8.08	1.59%
Oil & Gas UltraSector ProFund	1,000.00	1,016.74	8.54	1.68%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,016.94	8.34	1.64%
Pharmaceuticals UltraSector ProFund	1,000.00	1,017.14	8.13	1.60%
Precious Metals UltraSector ProFund	1,000.00	1,017.09	8.19	1.61%
Real Estate UltraSector ProFund	1,000.00	1,016.23	9.05	1.78%
Semiconductor UltraSector ProFund	1,000.00	1,017.19	8.08	1.59%
Technology UltraSector ProFund	1,000.00	1,017.14	8.13	1.60%
Telecommunications UltraSector ProFund	1,000.00	1,015.98	9.30	1.83%
Utilities UltraSector ProFund	1,000.00	1,016.08	9.20	1.81%
Short Oil & Gas ProFund	1,000.00	1,017.24	8.03	1.58%
Short Precious Metals ProFund	1,000.00	1,015.38	9.91	1.95%
Short Real Estate ProFund	1,000.00	1,016.74	8.54	1.68%
U.S. Government Plus ProFund	1,000.00	1,018.40	6.87	1.35%
Rising Rates Opportunity 10 ProFund	1,000.00	1,016.48	8.79	1.73%
Rising Rates Opportunity ProFund	1,000.00	1,017.29	7.98	1.57%
Rising U.S. Dollar ProFund	1,000.00	1,017.49	7.78	1.53%
Falling U.S. Dollar ProFund	1,000.00	1,015.78	9.50	1.87%

Expense Examples (continued) (unaudited)

	Beginning Account Value 8/1/08	Ending Account Value 1/31/09	Expenses Paid During Period* 8/1/08 - 1/31/09	Expense Ratio During Period 8/1/08 - 1/31/09
Service Class
Bull ProFund	$1,000.00	$1,011.39	$13.89	2.74%
Mid-Cap ProFund	1,000.00	1,011.95	13.34	2.63%
Small-Cap ProFund	1,000.00	1,012.25	13.03	2.57%
NASDAQ-100 ProFund	1,000.00	1,012.15	13.14	2.59%
Large-Cap Value ProFund	1,000.00	1,010.54	14.75	2.91%
Large-Cap Growth ProFund	1,000.00	1,009.88	15.40	3.04%
Mid-Cap Value ProFund	1,000.00	1,010.44	14.85	2.93%
Mid-Cap Growth ProFund	1,000.00	1,008.92	16.36	3.23%
Small-Cap Value ProFund	1,000.00	1,012.55	12.73	2.51%
Small-Cap Growth ProFund	1,000.00	1,012.45	12.83	2.53%
Europe 30 ProFund	1,000.00	1,010.38	14.90	2.94%
UltraBull ProFund	1,000.00	1,011.90	13.39	2.64%
UltraMid-Cap ProFund	1,000.00	1,011.39	13.89	2.74%
UltraSmall-Cap ProFund	1,000.00	1,011.70	13.59	2.68%
UltraDow 30 ProFund	1,000.00	1,011.44	13.84	2.73%
UltraNASDAQ-100 ProFund	1,000.00	1,012.10	13.19	2.60%
UltraInternational ProFund	1,000.00	1,010.23	15.05	2.97%
UltraEmerging Markets ProFund	1,000.00	1,011.90	13.39	2.64%
UltraLatin America ProFund	1,000.00	1,009.53	15.75	3.11%
UltraChina ProFund	1,000.00	1,010.28	15.00	2.96%
UltraJapan ProFund	1,000.00	1,011.09	14.19	2.80%
Bear ProFund	1,000.00	1,012.05	13.24	2.61%
Short Small-Cap ProFund	1,000.00	1,011.59	13.69	2.70%
Short NASDAQ-100 ProFund	1,000.00	1,009.98	15.30	3.02%
UltraBear ProFund	1,000.00	1,012.25	13.03	2.57%
UltraShort Mid-Cap ProFund	1,000.00	1,011.59	13.69	2.70%
UltraShort Small-Cap ProFund	1,000.00	1,010.89	14.39	2.84%
UltraShort Dow 30 ProFund	1,000.00	1,011.29	13.99	2.76%
UltraShort NASDAQ-100 ProFund	1,000.00	1,012.00	13.29	2.62%
UltraShort International ProFund	1,000.00	1,011.80	13.49	2.66%
UltraShort Emerging Markets ProFund	1,000.00	1,011.90	13.39	2.64%
UltraShort Latin America ProFund	1,000.00	1,010.64	14.65	2.89%
UltraShort China ProFund	1,000.00	1,010.03	15.25	3.01%
UltraShort Japan ProFund	1,000.00	1,012.15	13.14	2.59%
Banks UltraSector ProFund	1,000.00	1,012.25	13.03	2.57%
Basic Materials UltraSector ProFund	1,000.00	1,011.44	13.84	2.73%
Biotechnology UltraSector ProFund	1,000.00	1,012.10	13.19	2.60%
Consumer Goods UltraSector ProFund	1,000.00	1,012.20	13.09	2.58%
Consumer Services UltraSector ProFund	1,000.00	1,012.05	13.24	2.61%
Financials UltraSector ProFund	1,000.00	1,012.25	13.03	2.57%
Health Care UltraSector ProFund	1,000.00	1,012.20	13.09	2.58%
Industrials UltraSector ProFund	1,000.00	1,012.15	13.14	2.59%
Internet UltraSector ProFund	1,000.00	1,010.49	14.80	2.92%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,012.15	13.14	2.59%
Oil & Gas UltraSector ProFund	1,000.00	1,011.70	13.59	2.68%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,011.90	13.39	2.64%
Pharmaceuticals UltraSector ProFund	1,000.00	1,012.10	13.19	2.60%
Precious Metals UltraSector ProFund	1,000.00	1,012.05	13.24	2.61%
Real Estate UltraSector ProFund	1,000.00	1,011.19	14.09	2.78%
Semiconductor UltraSector ProFund	1,000.00	1,012.15	13.14	2.59%
Technology UltraSector ProFund	1,000.00	1,012.10	13.19	2.60%
Telecommunications UltraSector ProFund	1,000.00	1,010.94	14.34	2.83%
Utilities UltraSector ProFund	1,000.00	1,011.04	14.24	2.81%
Short Oil & Gas ProFund	1,000.00	1,012.20	13.09	2.58%
Short Precious Metals ProFund	1,000.00	1,010.33	14.95	2.95%
Short Real Estate ProFund	1,000.00	1,011.70	13.59	2.68%
U.S. Government Plus ProFund	1,000.00	1,013.36	11.93	2.35%
Rising Rates Opportunity 10 ProFund	1,000.00	1,011.44	13.84	2.73%
Rising Rates Opportunity ProFund	1,000.00	1,012.25	13.03	2.57%
Rising U.S. Dollar ProFund	1,000.00	1,012.45	12.83	2.53%
Falling U.S. Dollar ProFund	1,000.00	1,010.74	14.55	2.87%
Class A
U.S. Government Plus ProFund	1,000.00	1,017.14	8.13	1.60%
Rising Rates Opportunity 10 ProFund	1,000.00	1,015.22	10.06	1.98%
Rising Rates Opportunity ProFund	1,000.00	1,016.03	9.25	1.82%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

PROFUNDS Bull ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2009

Common Stocks (77.2%)
	Percentage of Net Assets	Shares	Value
3M Co. (Miscellaneous Manufacturing)	0.4%	3,483	$187,351
Abbott Laboratories (Pharmaceuticals)	0.9%	7,776	431,101
Amgen, Inc.* (Biotechnology)	0.6%	5,319	291,747
Apple Computer, Inc.* (Computers)	0.9%	4,455	401,529
AT&T, Inc. (Telecommunications)	1.6%	29,565	727,890
Bank of America Corp. (Banks)	0.5%	32,400	213,192
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.5%	9,936	212,730
ChevronTexaco Corp. (Oil & Gas)	1.5%	10,179	717,823
Cisco Systems, Inc.* (Telecommunications)	0.9%	29,376	439,759
Coca-Cola Co. (Beverages)	0.9%	9,990	426,773
Comcast Corp.—Special Class A (Media)	0.5%	14,445	211,619
ConocoPhillips (Oil & Gas)	0.8%	7,479	355,477
CVS Corp. (Retail)	0.4%	7,209	193,778
Eli Lilly & Co. (Pharmaceuticals)	0.4%	5,022	184,910
Exxon Mobil Corp. (Oil & Gas)	4.2%	25,515	1,951,387
General Electric Co. (Miscellaneous Manufacturing)	1.4%	52,677	638,972
Gilead Sciences, Inc.* (Pharmaceuticals)	0.5%	4,617	234,405
Google, Inc.—Class A* (Internet)	0.9%	1,188	402,174
Hewlett-Packard Co. (Computers)	0.9%	12,285	426,904
Intel Corp. (Semiconductors)	0.8%	27,891	359,794
International Business Machines Corp. (Computers)	1.3%	6,750	618,637
J.P. Morgan Chase & Co. (Diversified Financial Services)	1.0%	18,711	477,318
Johnson & Johnson (Healthcare—Products)	1.7%	13,905	802,179
Kraft Foods, Inc. (Food)	0.4%	7,371	206,757
McDonald’s Corp. (Retail)	0.7%	5,589	324,274
Medtronic, Inc. (Healthcare—Products)	0.4%	5,616	188,080
Merck & Co., Inc. (Pharmaceuticals)	0.7%	10,611	302,944
Microsoft Corp. (Software)	1.4%	38,367	656,076
Monsanto Co. (Agriculture)	0.5%	2,754	209,469
Occidental Petroleum Corp. (Oil & Gas)	0.5%	4,050	220,927
Oracle Corp.* (Software)	0.7%	19,656	330,810
PepsiCo, Inc. (Beverages)	0.8%	7,803	391,945
Pfizer, Inc. (Pharmaceuticals)	1.1%	33,831	493,256
Philip Morris International, Inc. (Commercial Services)	0.8%	10,152	377,147
Procter & Gamble Co. (Cosmetics/Personal Care)	1.8%	14,985	816,682

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
Qualcomm, Inc. (Telecommunications)	0.6%	8,316	$287,318
Schlumberger, Ltd.ADR (Oil & Gas Services)	0.5%	5,994	244,615
United Parcel Service, Inc.—Class B (Transportation)	0.5%	4,995	212,238
United Technologies Corp. (Aerospace/Defense)	0.5%	4,779	229,344
Verizon Communications, Inc. (Telecommunications)	0.9%	14,256	425,827
Wal-Mart Stores, Inc. (Retail)	1.1%	11,205	527,980
Walt Disney Co. (Media)	0.4%	9,288	192,076
Wells Fargo & Co. (Banks)	0.9%	21,195	400,585
Wyeth (Pharmaceuticals)	0.6%	6,669	286,567
Other Common Stocks	37.9%	867,675	17,821,342

TOTAL COMMON STOCKS (Cost $31,970,565)			36,053,708

Repurchase Agreements (20.5%)
	Principal Amount
Bank of America, 0.18%, 2/2/09, dated 1/30/09, with a repurchase price of $2,099,031 (Collateralized by $2,140,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $2,143,724)	$2,099,000	2,099,000
Deutsche Bank, 0.20%, 2/2/09, dated 1/30/09, with a repurchase price of $3,412,057 (Collateralized by $3,480,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $3,480,424)	3,412,000	3,412,000
HSBC, 0.19%, 2/2/09, dated 1/30/09, with a repurchase price of $2,887,046 (Collateralized by $2,963,000 Federal National Mortgage Association, 0.72%‡, 12/1/09, market value $2,945,349)	2,887,000	2,887,000
UMB, 0.19%, 2/2/09, dated 1/30/09, with a repurchase price of $1,179,019 (Collateralized by $1,203,223 Federal National Mortgage Association, 0.42%‡, 3/20/09, market value $1,202,580)	1,179,000	1,179,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,577,000)		9,577,000

TOTAL INVESTMENT SECURITIES (Cost $41,547,565)—97.7%		45,630,708
Net other assets (liabilities)—2.3%		1,064,512

NET ASSETS—100.0%		$46,695,220

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at January 31, 2009.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

PROFUNDS Bull ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2009

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring 3/20/09 (Underlying notional amount at value $12,337,500)	60	$(778,770)
Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring 3/20/09 (Underlying notional amount at value $1,850,625)	45	34,359

Bull ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Advertising	0.1%
Aerospace/Defense	2.0%
Agriculture	1.3%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.1%
Banks	2.6%
Beverages	1.9%
Biotechnology	1.4%
Building Materials	0.1%
Chemicals	1.1%
Coal	0.2%
Commercial Services	1.3%
Computers	3.9%
Cosmetics/Personal Care	2.3%
Distribution/Wholesale	0.3%
Diversified Financial Services	2.9%
Electric	3.4%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	0.2%
Entertainment	NM
Environmental Control	0.4%
Food	1.7%
Forest Products & Paper	0.2%
Gas	0.1%
Hand/Machine Tools	NM

Healthcare—Products	3.5%
Healthcare—Services	1.2%
Holding Companies—Diversified	NM
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	NM
Insurance	1.6%
Internet	1.6%
Investment Companies	NM
Iron/Steel	0.1%
Leisure Time	0.1%
Lodging	0.1%
Machinery—Construction & Mining	0.2%
Machinery—Diversified	0.3%
Media	1.8%
Metal Fabricate/Hardware	0.1%
Mining	0.4%
Miscellaneous Manufacturing	3.1%
Office/Business Equipment	0.2%
Oil & Gas	9.4%
Oil & Gas Services	1.2%
Packaging & Containers	NM
Pharmaceuticals	5.9%
Pipelines	0.4%
REIT	0.6%
Real Estate	NM
Retail	4.6%
Savings & Loans	0.1%
Semiconductors	1.7%
Software	3.0%
Telecommunications	4.9%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.6%
Other**	22.8%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks (71.7%)
	Shares	Value
3Com Corp.* (Telecommunications)	2,496	$5,816
99 Cents Only Stores* (Retail)	288	2,413
ACI Worldwide, Inc.* (Software)	192	3,262
Acxiom Corp. (Software)	384	3,652
ADC Telecommunications, Inc.* (Telecommunications)	720	3,650
ADTRAN, Inc. (Telecommunications)	336	5,090
Advance Auto Parts, Inc. (Retail)	576	18,852
Advanced Medical Optics, Inc.* (Healthcare—Products)	288	6,327
Advent Software, Inc.* (Software)	26	568
Aeropostale, Inc.* (Retail)	384	8,106
Affiliated Managers Group, Inc.* (Diversified Financial Services)	240	9,646
Affymetrix, Inc.* (Biotechnology)	432	1,374
AGCO Corp.* (Machinery—Diversified)	528	11,236
AGL Resources, Inc. (Gas)	432	13,319
Airgas, Inc. (Chemicals)	480	16,949
AirTran Holdings, Inc.* (Airlines)	720	2,952
Alaska Air Group, Inc.* (Airlines)	192	5,061
Albemarle Corp. (Chemicals)	528	11,748
Alberto-Culver Co. (Cosmetics/Personal Care)	528	12,915
Alexander & Baldwin, Inc. (Transportation)	240	5,290
Alexandria Real Estate Equities, Inc. (REIT)	192	11,393
Alliance Data Systems Corp.* (Commercial Services)	384	15,971
Alliant Energy Corp. (Electric)	672	19,374
Alliant Techsystems, Inc.* (Aerospace/Defense)	192	15,515
AMB Property Corp. (REIT)	576	9,285
American Eagle Outfitters, Inc. (Retail)	1,248	11,244
American Financial Group, Inc. (Insurance)	432	7,335
American Greetings Corp.—Class A (Household Products/Wares)	240	1,042
AmeriCredit Corp.* (Diversified Financial Services)	720	3,391
Ametek, Inc. (Electrical Components & Equipment)	624	19,943
AnnTaylor Stores Corp.* (Retail)	336	1,653
ANSYS, Inc.* (Software)	528	13,126
Apollo Investment Corp. (Investment Companies)	864	5,659
AptarGroup, Inc. (Miscellaneous Manufacturing)	384	11,835
Aqua America, Inc. (Water)	816	16,924
Arch Coal, Inc. (Coal)	864	13,124
Arrow Electronics, Inc.* (Electronics)	720	13,730
Arthur J. Gallagher & Co. (Insurance)	576	13,576
ArvinMeritor, Inc. (Auto Parts & Equipment)	432	756
Ashland, Inc. (Chemicals)	384	3,080
Associated Banc-Corp (Banks)	768	12,019
Astoria Financial Corp. (Savings & Loans)	480	4,358
Atmel Corp.* (Semiconductors)	2,784	9,299
Avnet, Inc.* (Electronics)	912	18,076
Avocent Corp.* (Internet)	240	3,444
BancorpSouth, Inc. (Banks)	432	8,165
Bank of Hawaii Corp. (Banks)	288	10,331
Barnes & Noble, Inc. (Retail)	192	3,153
BE Aerospace, Inc.* (Aerospace/Defense)	576	5,570
Beckman Coulter, Inc. (Healthcare—Products)	384	19,092
Belo Corp.—Class A (Media)	528	755
Bill Barrett Corp.* (Oil & Gas)	192	4,245
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	96	6,100
BJ’s Wholesale Club, Inc.* (Retail)	336	9,636

Common Stocks, continued
	Shares	Value
Black Hills Corp. (Electric)	192	$5,088
Blyth, Inc. (Household Products/Wares)	144	491
Bob Evans Farms, Inc. (Retail)	144	2,529
BorgWarner, Inc. (Auto Parts & Equipment)	720	12,154
Boyd Gaming Corp. (Lodging)	91	438
BRE Properties, Inc.—Class A (REIT)	288	7,312
Brink’s Home Security Holdings, Inc.* (Commercial Services)	240	5,489
Brinker International, Inc. (Retail)	624	6,845
Broadridge Financial Solutions, Inc. (Software)	864	11,655
Brown & Brown, Inc. (Insurance)	720	13,774
Bucyrus International, Inc.—Class A (Machinery—Construction & Mining)	432	6,696
Cabot Corp. (Chemicals)	384	5,130
Cadence Design Systems, Inc.* (Computers)	1,584	5,987
Callaway Golf Co. (Leisure Time)	384	2,922
Camden Property Trust (REIT)	288	7,592
Career Education Corp.* (Commercial Services)	432	9,418
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	336	6,273
Carmax, Inc.* (Retail)	1,344	11,115
Carpenter Technology Corp. (Iron/Steel)	240	3,960
Cathay Bancorp, Inc. (Banks)	288	3,658
Cerner Corp.* (Software)	104	3,507
Charles River Laboratories International, Inc.* (Biotechnology)	384	9,373
Cheesecake Factory, Inc.* (Retail)	336	2,916
Chemtura Corp. (Chemicals)	1,488	1,116
Chico’s FAS, Inc.* (Retail)	1,056	4,182
Chipotle Mexican Grill, Inc.—Class A* (Retail)	192	9,170
Church & Dwight, Inc. (Household Products/Wares)	432	22,995
Cimarex Energy Co. (Oil & Gas)	480	11,923
Cincinnati Bell, Inc.* (Telecommunications)	1,392	1,935
City National Corp. (Banks)	240	8,306
Clean Harbors, Inc.* (Environmental Control)	96	5,137
Cliffs Natural Resources, Inc. (Iron/Steel)	672	15,570
Coldwater Creek, Inc.* (Retail)	288	812
Collective Brands, Inc.* (Retail)	384	4,097
Commerce Bancshares, Inc. (Banks)	384	13,421
Commercial Metals Co. (Metal Fabricate/Hardware)	672	7,728
Commscope, Inc.* (Telecommunications)	432	6,229
Community Health Systems, Inc.* (Healthcare—Services)	576	10,737
Comstock Resources, Inc.* (Oil & Gas)	240	9,151
Con-way, Inc. (Transportation)	240	5,287
Copart, Inc.* (Retail)	384	9,251
Corinthian Colleges, Inc.* (Commercial Services)	528	9,863
Corn Products International, Inc. (Food)	432	10,001
Corrections Corp. of America* (Commercial Services)	768	10,583
Cousins Properties, Inc. (REIT)	240	2,306
Covance, Inc.* (Healthcare—Services)	384	14,822
Crane Co. (Miscellaneous Manufacturing)	288	5,017
Cree Research, Inc.* (Semiconductors)	528	10,523
Cullen/Frost Bankers, Inc. (Banks)	336	14,707
Cytec Industries, Inc. (Chemicals)	288	5,887
Deluxe Corp. (Commercial Services)	288	3,321
Denbury Resources, Inc.* (Oil & Gas)	1,536	18,801
DeVry, Inc. (Commercial Services)	336	18,003
Dick’s Sporting Goods, Inc.* (Retail)	528	5,813
Diebold, Inc. (Computers)	384	9,515

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks, continued
	Shares	Value
Digital River, Inc.* (Internet)	192	$4,756
Dollar Tree, Inc.* (Retail)	528	22,551
Donaldson Co., Inc. (Miscellaneous Manufacturing)	432	13,444
DPL, Inc. (Electric)	720	15,516
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	432	9,482
DST Systems, Inc.* (Computers)	240	7,625
Duke-Weeks Realty Corp. (REIT)	912	8,399
Dycom Industries, Inc.* (Engineering & Construction)	240	1,634
Eaton Vance Corp. (Diversified Financial Services)	720	13,781
Edwards Lifesciences Corp.* (Healthcare—Products)	336	19,317
Encore Acquisition Co.* (Oil & Gas)	288	7,828
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	720	16,178
Energen Corp. (Gas)	432	12,619
Energizer Holdings, Inc.* (Electrical Components & Equipment)	336	16,004
Equity One, Inc. (REIT)	52	741
Essex Property Trust, Inc. (REIT)	144	9,511
Everest Re Group, Ltd.ADR (Insurance)	336	21,168
Exterran Holdings, Inc.* (Oil & Gas Services)	384	8,509
F5 Networks, Inc.* (Internet)	480	10,642
FactSet Research Systems, Inc. (Computers)	65	2,587
Fair Isaac Corp. (Software)	288	3,658
Fairchild Semiconductor International, Inc.* (Semiconductors)	768	3,494
Federal Realty Investment Trust (REIT)	336	17,012
Federal Signal Corp. (Miscellaneous Manufacturing)	288	1,944
Ferro Corp. (Chemicals)	240	950
Fidelity National Title Group, Inc.—Class A (Insurance)	1,296	18,947
First American Financial Corp. (Insurance)	576	12,580
First Niagara Financial Group, Inc. (Savings & Loans)	720	9,403
FirstMerit Corp. (Banks)	480	7,762
Flowers Foods, Inc. (Food)	480	10,315
FMC Corp. (Chemicals)	432	19,276
FMC Technologies, Inc.* (Oil & Gas Services)	768	22,725
Foot Locker, Inc. (Retail)	960	7,066
Forest Oil Corp.* (Oil & Gas)	576	8,640
Frontier Oil Corp. (Oil & Gas)	624	8,911
FTI Consulting, Inc.* (Commercial Services)	288	11,811
Fulton Financial Corp. (Banks)	1,056	7,413
Gartner Group, Inc.* (Commercial Services)	336	4,758
GATX Corp. (Trucking & Leasing)	288	6,941
Gen-Probe, Inc.* (Healthcare—Products)	336	15,127
Gentex Corp. (Electronics)	864	7,249
Global Payments, Inc. (Software)	480	16,661
Graco, Inc. (Machinery—Diversified)	336	7,147
Granite Construction, Inc. (Engineering & Construction)	192	6,762
Great Plains Energy, Inc. (Electric)	720	13,730
Greif, Inc.—Class A (Packaging & Containers)	192	5,810
GUESS?, Inc. (Apparel)	336	5,406
Hanesbrands, Inc.* (Apparel)	576	5,178
Hanover Insurance Group, Inc. (Insurance)	288	11,641
Hansen Natural Corp.* (Beverages)	432	14,472
Harsco Corp. (Miscellaneous Manufacturing)	480	11,386
Harte-Hanks, Inc. (Advertising)	192	1,210

Common Stocks, continued
	Shares	Value
Hawaiian Electric Industries, Inc. (Electric)	528	$11,447
HCC Insurance Holdings, Inc. (Insurance)	672	15,731
Health Management Associates, Inc.—Class A* (Healthcare—Services)	1,488	2,366
Health Net, Inc.* (Healthcare—Services)	624	9,129
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	528	2,719
Helmerich & Payne, Inc. (Oil & Gas)	624	14,015
Henry Schein, Inc.* (Healthcare—Products)	528	19,763
Herman Miller, Inc. (Office Furnishings)	288	3,165
Highwoods Properties, Inc. (REIT)	384	8,663
Hill-Rom Holdings, Inc. (Healthcare—Products)	384	5,407
HNI Corp. (Office Furnishings)	240	3,170
Hologic, Inc.* (Healthcare—Products)	1,584	18,675
Horace Mann Educators Corp. (Insurance)	240	2,244
Hormel Foods Corp. (Food)	432	12,887
Hospitality Properties Trust (REIT)	576	7,730
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	288	487
Hubbell, Inc.—Class B (Electrical Components & Equipment)	336	10,416
IDACORP, Inc. (Electric)	240	6,986
IDEX Corp. (Machinery—Diversified)	480	10,853
IDEXX Laboratories, Inc.* (Healthcare—Products)	336	11,021
Imation Corp. (Computers)	144	1,403
Immucor, Inc.* (Healthcare—Products)	864	23,941
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	1,008	12,368
Integrated Device Technology, Inc.* (Semiconductors)	1,008	5,786
International Bancshares Corp. (Banks)	288	5,247
International Rectifier Corp.* (Semiconductors)	432	5,884
International Speedway Corp. (Entertainment)	144	3,352
Intersil Corp.—Class A (Semiconductors)	720	6,703
ITT Educational Services, Inc.* (Commercial Services)	192	23,522
J. Crew Group, Inc.* (Retail)	288	2,880
J.B. Hunt Transport Services, Inc. (Transportation)	480	10,690
Jack Henry & Associates, Inc. (Computers)	480	8,544
Jefferies Group, Inc. (Diversified Financial Services)	720	8,309
JetBlue Airways Corp.* (Airlines)	1,104	6,215
John Wiley & Sons, Inc. (Media)	240	8,503
Jones Lang LaSalle, Inc. (Real Estate)	192	4,533
Joy Global, Inc. (Machinery—Construction & Mining)	624	12,998
Kansas City Southern Industries, Inc.* (Transportation)	528	9,588
KBR, Inc. (Engineering & Construction)	960	13,594
Kelly Services, Inc.—Class A (Commercial Services)	144	1,305
Kennametal, Inc. (Hand/Machine Tools)	432	6,929
Kindred Healthcare, Inc.* (Healthcare—Services)	144	1,954
Kinetic Concepts, Inc.* (Healthcare—Products)	336	8,098
Korn/Ferry International* (Commercial Services)	240	2,256
Lam Research Corp.* (Semiconductors)	768	15,521
Lamar Advertising Co.* (Advertising)	432	3,892
Lancaster Colony Corp. (Miscellaneous Manufacturing)	96	3,495
Landstar System, Inc. (Transportation)	672	24,105
Lender Processing Services, Inc. (Diversified Financial Services)	480	12,442

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks, continued
	Shares	Value
Liberty Property Trust (REIT)	576	$11,520
Life Time Fitness, Inc.* (Leisure Time)	52	770
LifePoint Hospitals, Inc.* (Healthcare—Services)	288	6,491
Lincare Holdings, Inc.* (Healthcare—Services)	432	10,390
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	240	9,881
LKQ Corp.* (Distribution/Wholesale)	816	9,425
Louisiana-Pacific Corp. (Forest Products & Paper)	528	1,098
Lubrizol Corp. (Chemicals)	384	13,102
M.D.C. Holdings, Inc. (Home Builders)	192	5,883
Mack-Cali Realty Corp. (REIT)	384	7,803
Macrovision Solutions Corp.* (Entertainment)	480	6,293
Manpower, Inc. (Commercial Services)	480	13,661
ManTech International Corp.—Class A* (Software)	96	5,148
Mariner Energy, Inc.* (Oil & Gas)	528	5,227
Martin Marietta Materials (Building Materials)	240	19,325
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	288	7,923
Masimo Corp.* (Healthcare—Products)	288	7,998
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	144	5,607
MDU Resources Group, Inc. (Electric)	1,104	21,959
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	336	4,680
Mentor Graphics Corp.* (Computers)	528	2,460
Mercury General Corp. (Insurance)	192	7,438
Metavante Technologies, Inc.* (Software)	528	7,661
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	192	12,783
Mine Safety Appliances Co. (Environmental Control)	144	2,825
Minerals Technologies, Inc. (Chemicals)	96	3,630
Modine Manufacturing Co. (Auto Parts & Equipment)	192	526
Mohawk Industries, Inc.* (Textiles)	336	10,789
MPS Group, Inc.* (Commercial Services)	528	3,194
MSC Industrial Direct Co.—Class A (Retail)	240	8,222
National Fuel Gas Co. (Pipelines)	480	14,381
National Instruments Corp. (Computers)	336	7,214
Nationwide Health Properties, Inc. (REIT)	576	14,705
Navigant Consulting Co.* (Commercial Services)	288	4,127
NBTY, Inc.* (Pharmaceuticals)	336	6,340
NCR Corp.* (Computers)	960	12,048
Netflix, Inc.* (Internet)	240	8,674
NeuStar, Inc.* (Telecommunications)	480	6,538
New York Community Bancorp (Savings & Loans)	2,112	27,984
Newfield Exploration Co.* (Oil & Gas)	816	15,659
Nordson Corp. (Machinery—Diversified)	192	5,800
Northeast Utilities System (Electric)	960	22,848
NSTAR (Electric)	624	21,104
NV Energy, Inc. (Electric)	1,440	15,451
NVR, Inc.* (Home Builders)	48	20,452
O’Reilly Automotive, Inc.* (Retail)	816	23,721
Oceaneering International, Inc.* (Oil & Gas Services)	336	11,579
OGE Energy Corp. (Electric)	576	14,216
Old Republic International Corp. (Insurance)	1,392	14,365
Olin Corp. (Chemicals)	432	6,070
OMEGA Healthcare Investors, Inc. (REIT)	480	7,022
Omnicare, Inc. (Pharmaceuticals)	624	17,447

Common Stocks, continued
	Shares	Value
ONEOK, Inc. (Gas)	624	$18,233
Oshkosh Truck Corp. (Auto Manufacturers)	432	3,119
Overseas Shipholding Group, Inc. (Transportation)	144	5,141
Packaging Corp. of America (Packaging & Containers)	624	8,861
PacWest Bancorp (Banks)	144	2,435
Palm, Inc.* (Computers)	182	1,396
Parametric Technology Corp.* (Software)	720	6,480
Patriot Coal Corp.* (Coal)	384	1,970
Patterson-UTI Energy, Inc. (Oil & Gas)	960	9,178
Pentair, Inc. (Miscellaneous Manufacturing)	576	13,173
PepsiAmericas, Inc. (Beverages)	336	5,420
Perrigo Co. (Pharmaceuticals)	480	14,088
PetSmart, Inc. (Retail)	768	14,415
Pharmaceutical Product Development, Inc. (Commercial Services)	720	17,201
Phillips-Van Heusen Corp. (Apparel)	288	5,478
Plains Exploration & Production Co.* (Oil & Gas)	624	13,179
Plantronics, Inc. (Telecommunications)	288	2,923
PMI Group, Inc. (Insurance)	384	534
PNM Resources, Inc. (Electric)	528	5,301
Polycom, Inc.* (Telecommunications)	480	6,744
Potlatch Corp. (Forest Products & Paper)	240	6,046
Priceline.com, Inc.* (Internet)	240	16,102
Pride International, Inc.* (Oil & Gas)	1,056	17,023
Protective Life Corp. (Insurance)	432	3,577
Psychiatric Solutions, Inc.* (Healthcare—Services)	336	8,736
Puget Energy, Inc. (Electric)	768	22,579
Quanta Services, Inc.* (Commercial Services)	1,200	25,656
Quicksilver Resources, Inc.* (Oil & Gas)	672	4,657
Ralcorp Holdings, Inc.* (Food)	336	19,898
Raymond James Financial Corp. (Diversified Financial Services)	576	10,662
Rayonier, Inc. (Forest Products & Paper)	480	14,131
Realty Income Corp. (REIT)	624	12,024
Regency Centers Corp. (REIT)	432	15,250
Regis Corp. (Retail)	240	2,700
Reinsurance Group of America, Inc. (Insurance)	432	15,392
Reliance Steel & Aluminum Co. (Iron/Steel)	384	8,498
Rent-A-Center, Inc.* (Commercial Services)	384	5,702
ResMed, Inc.* (Healthcare—Products)	432	17,237
RF Micro Devices, Inc.* (Telecommunications)	1,632	1,763
Rollins, Inc. (Commercial Services)	240	3,744
Roper Industries, Inc. (Miscellaneous Manufacturing)	528	21,722
Ross Stores, Inc. (Retail)	768	22,595
RPM, Inc. (Chemicals)	768	9,454
Ruddick Corp. (Food)	240	5,772
SAIC, Inc.* (Commercial Services)	1,248	24,635
Saks, Inc.* (Retail)	864	2,177
Scholastic Corp. (Media)	144	1,570
Scientific Games Corp.—Class A* (Entertainment)	384	4,827
SEI Investments Co. (Software)	816	10,339
Semtech Corp.* (Semiconductors)	336	3,948
Sensient Technologies Corp. (Chemicals)	288	6,192
Sepracor, Inc.* (Pharmaceuticals)	672	10,214
Service Corp. International (Commercial Services)	1,584	7,207
Shaw Group, Inc.* (Engineering & Construction)	480	13,344
Silicon Laboratories, Inc.* (Semiconductors)	240	5,527

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks, continued
	Shares	Value
SL Green Realty Corp. (REIT)	336	$5,279
Smithfield Foods, Inc.* (Food)	720	8,546
Sonoco Products Co. (Packaging & Containers)	576	13,208
Sotheby’s (Commercial Services)	384	3,337
Southern Union Co. (Gas)	768	9,899
SPX Corp. (Miscellaneous Manufacturing)	336	14,149
SRA International, Inc.—Class A* (Computers)	240	3,919
StanCorp Financial Group, Inc. (Insurance)	288	7,436
Steel Dynamics, Inc. (Iron/Steel)	960	10,195
STERIS Corp. (Healthcare—Products)	336	8,938
Strayer Education, Inc. (Commercial Services)	48	10,389
Superior Energy Services, Inc.* (Oil & Gas Services)	480	7,478
SVB Financial Group* (Banks)	192	3,988
Sybase, Inc.* (Software)	480	13,109
Synopsys, Inc.* (Computers)	864	15,984
Synovus Financial Corp. (Banks)	1,728	6,843
TCF Financial Corp. (Banks)	672	8,326
Tech Data Corp.* (Distribution/Wholesale)	288	5,216
Techne Corp. (Healthcare—Products)	192	11,514
Teleflex, Inc. (Miscellaneous Manufacturing)	240	12,763
Telephone & Data Systems, Inc. (Telecommunications)	624	19,038
Temple-Inland, Inc. (Forest Products & Paper)	624	3,538
Terex Corp.* (Machinery—Construction & Mining)	576	6,820
Terra Industries, Inc. (Chemicals)	624	12,779
The Brink’s Co. (Miscellaneous Manufacturing)	240	6,343
The Colonial BancGroup, Inc. (Banks)	338	267
The Corporate Executive Board Co. (Commercial Services)	192	3,878
The Macerich Co. (REIT)	432	6,368
The Ryland Group, Inc. (Home Builders)	240	3,744
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	240	7,733
The Timberland Co.—Class A* (Apparel)	240	2,638
The Warnaco Group, Inc.* (Apparel)	288	6,520
Thomas & Betts Corp.* (Electronics)	336	7,187
Thor Industries, Inc. (Home Builders)	192	2,031
Thoratec Corp.* (Healthcare—Products)	336	9,734
Tidewater, Inc. (Oil & Gas Services)	288	11,984
Timken Co. (Metal Fabricate/Hardware)	528	7,862
Toll Brothers, Inc.* (Home Builders)	768	13,071
Tootsie Roll Industries, Inc. (Food)	144	3,437
Trimble Navigation, Ltd.* (Electronics)	720	10,670
Trinity Industries, Inc. (Miscellaneous Manufacturing)	480	5,525
Tupperware Corp. (Household Products/Wares)	384	7,895
UDR, Inc. (REIT)	816	9,572
UGI Corp. (Gas)	624	15,831
Under Armour, Inc.—Class A* (Retail)	52	962
Unit Corp.* (Oil & Gas)	288	7,183
United Rentals, Inc.* (Commercial Services)	336	1,875
United Therapeutics Corp.* (Pharmaceuticals)	144	9,785
Unitrin, Inc. (Insurance)	288	3,675
Universal Corp. (Agriculture)	144	4,404
Universal Health Services, Inc.—Class B (Healthcare—Services)	288	10,901
Urban Outfitters, Inc.* (Retail)	672	10,470
URS Corp.* (Engineering & Construction)	480	16,344
Valeant Pharmaceuticals International* (Pharmaceuticals)	480	10,416

Common Stocks, continued
	Shares	Value
Valley National Bancorp (Banks)	768	$9,999
Valspar Corp. (Chemicals)	576	9,994
ValueClick, Inc.* (Internet)	528	3,300
Varian, Inc.* (Electronics)	144	4,009
VCA Antech, Inc.* (Pharmaceuticals)	480	9,034
Vectren Corp. (Gas)	480	12,379
Vertex Pharmaceuticals, Inc.* (Biotechnology)	912	30,142
Vishay Intertechnology, Inc.* (Electronics)	1,152	3,410
W.R. Berkley Corp. (Insurance)	816	21,608
Wabtec Corp. (Machinery—Diversified)	288	8,620
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	480	6,778
Washington Federal, Inc. (Savings & Loans)	528	6,484
Waste Connections, Inc.* (Environmental Control)	480	13,930
Webster Financial Corp. (Banks)	288	1,204
Weingarten Realty Investors (REIT)	480	7,771
WellCare Health Plans, Inc.* (Healthcare—Services)	240	3,547
Wendy’s/Arby’s Group, Inc.—Class A (Retail—Restaurants)	2,592	13,064
Werner Enterprises, Inc. (Transportation)	240	3,600
Westamerica Bancorp (Banks)	144	6,153
Westar Energy, Inc. (Electric)	672	13,494
Western Digital Corp.* (Computers)	1,344	19,730
WGL Holdings, Inc. (Gas)	288	9,245
Williams Sonoma, Inc. (Retail)	528	4,182
Wilmington Trust Corp. (Banks)	384	5,257
Wind River Systems, Inc.* (Software)	384	3,060
Woodward Governor Co. (Electronics)	336	6,911
Worthington Industries, Inc. (Metal Fabricate/Hardware)	336	3,380
YRC Worldwide, Inc.* (Transportation)	91	262
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	384	6,463

TOTAL COMMON STOCKS (Cost $3,389,355)		3,615,196

Repurchase Agreements (99.7%)
	Principal Amount
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,102,017 (Collateralized by $1,125,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $1,126,958)	$1,102,000	1,102,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,792,030 (Collateralized by $1,829,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $1,829,223)	1,792,000	1,792,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,516,024 (Collateralized by $1,549,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $1,547,749)	1,516,000	1,516,000

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Repurchase Agreements, continued
	Principal Amount	Value
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $621,010 (Collateralized by $634,546 of various Federal National Mortgage Association Securities, 0.28%‡-0.42%‡, 3/16/09-3/19/09, market value $634,319)	$621,000	$621,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,031,000)		5,031,000

TOTAL INVESTMENT SECURITIES (Cost $8,420,355)—171.4%		8,646,196
Net other assets (liabilities)—(71.4)%		(3,602,201)

NET ASSETS—100.0%		$5,043,995

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $1,000,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.
ADR	American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring 3/20/09 (Underlying notional amount at value $745,200)	3	$(20,925)
Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contract expiring 3/20/09 (Underlying notional amount at value $546,480)	11	1,474
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 2/27/09	$1,209,614	$(186,092)

Mid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Advertising	0.1%
Aerospace/Defense	0.4%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.5%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.2%
Banks	2.7%
Beverages	0.4%
Biotechnology	0.9%

Building Materials	0.4%
Chemicals	2.5%
Coal	0.3%
Commercial Services	4.8%
Computers	1.8%
Cosmetics/Personal Care	0.3%
Distribution/Wholesale	0.5%
Diversified Financial Services	1.3%
Electric	4.0%
Electrical Components & Equipment	1.2%
Electronics	1.4%
Engineering & Construction	1.0%
Entertainment	0.5%
Environmental Control	0.5%
Food	1.5%
Forest Products & Paper	0.5%
Gas	1.8%
Hand/Machine Tools	0.3%
Healthcare—Products	4.1%
Healthcare—Services	1.5%
Home Builders	0.9%
Household Products/Wares	0.9%
Insurance	3.6%
Internet	1.0%
Investment Companies	0.1%
Iron/Steel	0.8%
Leisure Time	0.1%
Lodging	NM
Machinery—Construction & Mining	0.5%
Machinery—Diversified	0.9%
Media	0.2%
Metal Fabricate/Hardware	0.5%
Miscellaneous Manufacturing	2.6%
Office Furnishings	0.2%
Oil & Gas	3.2%
Oil & Gas Services	1.2%
Packaging & Containers	0.6%
Pharmaceuticals	1.9%
Pipelines	0.3%
REIT	3.6%
Real Estate	0.1%
Retail	4.7%
Retail—Restaurants	0.3%
Savings & Loans	1.0%
Semiconductors	1.3%
Software	2.1%
Telecommunications	1.1%
Textiles	0.2%
Toys/Games/Hobbies	0.2%
Transportation	1.3%
Trucking & Leasing	0.1%
Water	0.3%
Other**	28.3%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Small-Cap ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2009

Common Stocks (83.1%)
	Percentage of Net Assets	Shares	Value
Alexion Pharmaceuticals, Inc.* (Biotechnology)	0.4%	3,738	$137,820
American States Water Co. (Water)	0.3%	2,670	92,302
Aspen Insurance Holdings, Ltd.ADR (Insurance)	0.3%	4,806	106,213
Avista Corp. (Electric)	0.3%	6,141	116,925
California Water Service Group (Water)	0.3%	2,670	116,145
Clarcor, Inc. (Miscellaneous Manufacturing)	0.2%	2,670	81,008
Cleco Corp. (Electric)	0.3%	4,272	97,615
Corinthian Colleges, Inc.* (Commercial Services)	0.3%	5,073	94,764
Empire District Electric Co. (Electric)	0.4%	7,209	128,032
ESSA Bancorp, Inc. (Banks)	0.3%	6,675	89,044
First Niagara Financial Group, Inc. (Savings & Loans)	0.3%	8,277	108,098
FirstMerit Corp. (Banks)	0.3%	6,141	99,300
Flowers Foods, Inc. (Food)	0.3%	4,272	91,805
Immucor, Inc.* (Healthcare—Products)	0.3%	3,738	103,580
InterDigital, Inc.* (Telecommunications)	0.3%	2,937	94,953
IPC Holdings, Ltd.ADR (Insurance)	0.3%	4,005	102,768
ITC Holdings Corp. (Electric)	0.3%	2,403	100,878
Jack Henry & Associates, Inc. (Computers)	0.2%	4,806	85,547
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	0.3%	5,340	96,280
Laclede Group, Inc. (Gas)	0.4%	3,204	145,430
Magellan Health Services, Inc.* (Healthcare—Services)	0.3%	2,670	96,707
Max Capital Group, Ltd.ADR (Insurance)	0.3%	5,340	90,833
Montpelier Re Holdings, Ltd.ADR (Insurance)	0.3%	6,675	94,384
Myriad Genetics, Inc.* (Biotechnology)	0.5%	2,403	179,192
New Jersey Resources Corp. (Gas)	0.5%	4,005	160,560
NewAlliance Bancshares, Inc. (Savings & Loans)	0.2%	7,476	82,161
Nicor, Inc. (Gas)	0.3%	2,670	91,341
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	0.2%	2,670	81,248
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	0.3%	2,937	104,557
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	0.2%	2,937	81,678

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
Portland General Electric Co. (Electric)	0.3%	5,073	$98,670
Prosperity Bancshares, Inc. (Banks)	0.3%	3,204	86,668
Ralcorp Holdings, Inc.* (Food)	0.3%	1,869	110,682
Realty Income Corp. (REIT)	0.3%	5,607	108,047
Royal Gold, Inc. (Mining)	0.4%	2,937	141,211
Senior Housing Properties Trust (REIT)	0.3%	5,874	95,041
Sequenom, Inc.* (Biotechnology)	0.3%	4,005	88,751
STERIS Corp. (Healthcare—Products)	0.2%	3,204	85,226
Sybase, Inc.* (Software)	0.3%	4,005	109,377
Thoratec Corp.* (Healthcare—Products)	0.3%	4,005	116,025
Universal Health Realty Income Trust (REIT)	0.2%	2,670	81,702
Valeant Pharmaceuticals International* (Pharmaceuticals)	0.3%	4,005	86,908
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	0.3%	1,869	86,908
Westar Energy, Inc. (Electric)	0.3%	5,874	117,950
Other Common Stocks	69.8%	2,446,139	24,190,038

TOTAL COMMON STOCKS (Cost $28,145,859)			28,754,372

Repurchase Agreements (50.2%)
	Principal Amount
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $3,811,057 (Collateralized by $3,885,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $3,891,760)	$3,811,000	3,811,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $6,193,103 (Collateralized by $6,318,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $6,318,770)	6,193,000	6,193,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $5,240,083 (Collateralized by $5,349,000 of various U.S. Government Agency Obligations, 0.35%‡-0.42%‡, 3/20/09-4/27/09, market value $5,346,092)	5,240,000	5,240,000

See accompanying notes to the financial statements.

PROFUNDS Small-Cap ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2009

Repurchase Agreements, continued
	Principal Amount	Value
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $2,141,034 (Collateralized by $2,184,546 of various U.S. Government Agency Obligations, 0.21%‡-0.42%‡, 2/27/09-3/19/09, market value $2,184,191)	$2,141,000	$2,141,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,385,000)		17,385,000

TOTAL INVESTMENT SECURITIES (Cost $45,530,859)—133.3%		46,139,372
Net other assets (liabilities)—(33.3)%		(11,528,318)

NET ASSETS—100.0%		$34,611,054

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $1,000,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.
ADR	American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Futures Contract expiring 3/20/09 (Underlying notional amount at value $3,592,350)	81	$(42,611)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 2/27/09	$2,422,862	$(273,932)

Small-Cap ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Advertising	0.1%
Aerospace/Defense	1.0%
Aerospace/Defense Equipment	0.3%
Agriculture	0.1%
Airlines	0.4%
Apparel	1.0%
Auto Parts & Equipment	0.4%
Banks	5.5%
Beverages	0.3%
Biotechnology	2.9%
Building Materials	0.4%
Chemicals	1.3%

Coal	NM
Commercial Services	5.5%
Computers	1.7%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.6%
Diversified Financial Services	1.4%
Electric	2.9%
Electrical Components & Equipment	0.6%
Electronics	2.2%
Energy—Alternate Sources	0.2%
Engineering & Construction	0.9%
Entertainment	0.6%
Environmental Control	0.4%
Food	2.2%
Forest Products & Paper	0.5%
Gas	1.2%
Hand/Machine Tools	0.3%
Healthcare—Products	4.5%
Healthcare—Services	1.7%
Home Builders	0.2%
Home Furnishings	0.3%
Household Products/Wares	0.4%
Housewares	NM
Insurance	3.2%
Internet	2.5%
Investment Companies	0.6%
Iron/Steel	0.1%
Leisure Time	0.5%
Lodging	0.2%
Machinery—Diversified	1.3%
Media	0.1%
Metal Fabricate/Hardware	0.4%
Mining	1.1%
Miscellaneous Manufacturing	1.6%
Office Furnishings	0.2%
Oil & Gas	1.8%
Oil & Gas Services	1.1%
Packaging & Containers	0.2%
Pharmaceuticals	3.7%
REIT	4.3%
Real Estate	0.3%
Retail	4.0%
Savings & Loans	1.1%
Semiconductors	2.6%
Software	3.8%
Storage/Warehousing	0.1%
Telecommunications	3.6%
Toys/Games/Hobbies	0.2%
Transportation	1.6%
Water	0.7%
Other**	16.9%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS NASDAQ-100 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks (76.3%)
	Shares	Value
Activision Blizzard, Inc.* (Software)	12,857	$112,627
Adobe Systems, Inc.* (Software)	5,633	108,773
Akamai Technologies, Inc.* (Internet)	1,720	23,186
Altera Corp. (Semiconductors)	4,515	69,441
Amazon.com, Inc.* (Internet)	3,096	182,107
Amgen, Inc.* (Biotechnology)	5,332	292,460
Apollo Group, Inc.—Class A* (Commercial Services)	1,720	140,111
Apple Computer, Inc.* (Computers)	13,459	1,213,060
Applied Materials, Inc. (Semiconductors)	7,525	70,509
Autodesk, Inc.* (Software)	2,537	42,013
Automatic Data Processing, Inc. (Software)	3,870	140,597
Baidu, Inc.ADR* (Internet)	258	33,223
Bed Bath & Beyond, Inc.* (Retail)	3,784	87,902
Biogen Idec, Inc.* (Biotechnology)	3,440	167,356
Broadcom Corp.—Class A* (Semiconductors)	4,429	70,200
C.H. Robinson Worldwide, Inc. (Transportation)	1,806	83,040
CA, Inc. (Software)	5,375	96,696
Celgene Corp.* (Biotechnology)	4,902	259,561
Cephalon, Inc.* (Pharmaceuticals)	688	53,100
Check Point Software Technologies, Ltd.ADR* (Internet)	2,279	51,665
Cintas Corp. (Textiles)	1,978	44,999
Cisco Systems, Inc.* (Telecommunications)	22,747	340,523
Citrix Systems, Inc.* (Software)	2,322	48,855
Cognizant Technology Solutions Corp.* (Computers)	3,053	57,183
Comcast Corp.—Special Class A (Media)	15,652	229,302
Costco Wholesale Corp. (Retail)	2,451	110,369
Dell, Inc.* (Computers)	7,740	73,530
DENTSPLY International, Inc. (Healthcare—Products)	1,548	41,657
DIRECTV Group, Inc.* (Media)	8,299	181,748
DISH Network Corp.—Class A* (Media)	2,322	29,814
eBay, Inc.* (Internet)	10,320	124,046
Electronic Arts, Inc.* (Software)	3,483	53,778
Expedia, Inc.* (Internet)	3,053	27,263
Expeditors International of Washington, Inc. (Transportation)	2,236	62,183
Express Scripts, Inc.* (Pharmaceuticals)	2,365	127,142
Fastenal Co. (Distribution/Wholesale)	1,505	51,441
First Solar, Inc.* (Energy—Alternate Sources)	731	104,387
Fiserv, Inc.* (Software)	2,150	68,262
Flextronics International, Ltd.ADR* (Electronics)	9,546	24,915
FLIR Systems, Inc.* (Electronics)	1,548	38,654
Foster Wheeler, Ltd.ADR* (Engineering & Construction)	1,505	30,055
Garmin, Ltd.ADR (Electronics)	2,021	35,428
Genzyme Corp.* (Biotechnology)	3,655	251,903
Gilead Sciences, Inc.* (Pharmaceuticals)	9,718	493,383
Google, Inc.—Class A* (Internet)	1,548	524,044
Hansen Natural Corp.* (Beverages)	989	33,132
Henry Schein, Inc.* (Healthcare—Products)	946	35,409
Hologic, Inc.* (Healthcare—Products)	2,924	34,474
IAC/InterActiveCorp* (Internet)	1,548	22,756
Illumina, Inc.* (Biotechnology)	1,290	35,294
Infosys Technologies, Ltd.ADR (Software)	1,204	31,978
Intel Corp. (Semiconductors)	21,156	272,912
Intuit, Inc.* (Software)	4,343	98,369
Intuitive Surgical, Inc.* (Healthcare—Products)	387	39,950

Common Stocks, continued
	Shares	Value
J.B. Hunt Transport Services, Inc. (Transportation)	1,333	$29,686
Joy Global, Inc. (Machinery—Construction & Mining)	1,118	23,288
Juniper Networks, Inc.* (Telecommunications)	3,741	52,973
KLA-Tencor Corp. (Semiconductors)	2,193	43,948
Lam Research Corp.* (Semiconductors)	1,376	27,809
Liberty Global, Inc.—Class A* (Media)	1,634	23,807
Liberty Media Holding Corp.—Interactive Series A* (Internet)	5,891	18,498
Life Technologies Corp.* (Biotechnology)	1,892	48,170
Linear Technology Corp. (Semiconductors)	3,182	74,522
Logitech International S.A.ADR* (Computers)	1,892	18,144
Marvell Technology Group, Ltd.ADR* (Semiconductors)	6,321	46,080
Maxim Integrated Products, Inc. (Semiconductors)	3,354	44,373
Microchip Technology, Inc. (Semiconductors)	1,634	30,997
Microsoft Corp. (Software)	33,282	569,122
Millicom International Cellular S.A.ADR (Telecommunications)	1,118	43,781
NetApp, Inc.* (Computers)	3,741	55,479
News Corp.—Class A (Media)	15,265	97,543
NII Holdings, Inc.—Class B* (Telecommunications)	1,720	33,368
NVIDIA Corp.* (Semiconductors)	5,719	45,466
O’Reilly Automotive, Inc.* (Retail)	1,419	41,250
Oracle Corp.* (Software)	23,349	392,964
PACCAR, Inc. (Auto Manufacturers)	4,386	115,747
Patterson Cos., Inc.* (Healthcare—Products)	1,247	22,932
Paychex, Inc. (Commercial Services)	3,698	89,824
Pharmaceutical Product Development, Inc. (Commercial Services)	1,204	28,764
Qualcomm, Inc. (Telecommunications)	21,672	748,768
Research In Motion, Ltd.ADR* (Computers)	6,149	340,655
Ross Stores, Inc. (Retail)	1,419	41,747
Ryanair Holdings PLCADR* (Airlines)	1,247	29,953
Seagate TechnologyADR (Computers)	5,289	20,045
Sears Holdings Corp.* (Retail)	1,376	56,306
Sigma-Aldrich Corp. (Chemicals)	1,290	46,543
Staples, Inc. (Retail)	5,203	82,936
Starbucks Corp.* (Retail)	11,051	104,321
Steel Dynamics, Inc. (Iron/Steel)	2,021	21,463
Stericycle, Inc.* (Environmental Control)	946	46,278
Sun Microsystems, Inc.* (Computers)	3,483	14,489
Symantec Corp.* (Internet)	9,503	145,681
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	6,923	286,958
Urban Outfitters, Inc.* (Retail)	1,763	27,468
VeriSign, Inc.* (Internet)	1,978	38,195
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,677	55,425
Warner Chilcott, Ltd.ADR* (Pharmaceuticals)	2,709	37,249
Wynn Resorts, Ltd.* (Lodging)	1,290	38,803
Xilinx, Inc. (Semiconductors)	3,913	65,934
Yahoo!, Inc.* (Internet)	7,224	84,738

TOTAL COMMON STOCKS (Cost $7,612,108)		11,429,255

See accompanying notes to the financial statements.

PROFUNDS NASDAQ-100 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Repurchase Agreements (28.5%)
	Principal Amount	Value
Bank of America, 0.18%, 2/2/09, dated 1/30/09, with a repurchase price of $935,014 (Collateralized by $955,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $956,662)	$935,000	$935,000
Deutsche Bank, 0.20%, 2/2/09, dated 1/30/09, with a repurchase price of $1,519,025 (Collateralized by $1,550,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $1,550,189)	1,519,000	1,519,000
HSBC, 0.19%, 2/2/09, dated 1/30/09, with a repurchase price of $1,285,020 (Collateralized by $1,312,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $1,310,940)	1,285,000	1,285,000
UMB, 0.19%, 2/2/09, dated 1/30/09, with a repurchase price of $526,008 (Collateralized by $537,000 Federal National Mortgage Association, 0.28%‡, 3/16/09, market value $536,830)	526,000	526,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,265,000)		4,265,000

TOTAL INVESTMENT SECURITIES (Cost $11,877,108)—104.8%		15,694,255
Net other assets (liabilities)—(4.8)%		(719,748)

NET ASSETS—100.0%		$14,974,507

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at January 31, 2009.
ADR	American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring 3/20/09 (Underlying notional amount at value $3,510,440)	149	$36,693

NASDAQ-100 ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Airlines	0.2%
Auto Manufacturers	0.8%
Beverages	0.2%
Biotechnology	7.3%
Chemicals	0.3%
Commercial Services	1.7%
Computers	12.0%
Distribution/Wholesale	0.3%
Electronics	0.7%
Energy—Alternate Sources	0.7%
Engineering & Construction	0.2%
Environmental Control	0.3%
Healthcare—Products	1.2%
Internet	8.5%
Iron/Steel	0.1%
Lodging	0.3%
Machinery—Construction & Mining	0.2%
Media	3.7%
Pharmaceuticals	6.6%
Retail	3.8%
Semiconductors	5.8%
Software	11.7%
Telecommunications	8.2%
Textiles	0.3%
Transportation	1.2%
Other**	23.7%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks (99.6%)
	Shares	Value
Abbott Laboratories (Pharmaceuticals)	1,541	$85,433
Advanced Micro Devices, Inc.* (Semiconductors)	804	1,761
Aetna, Inc. (Healthcare—Services)	469	14,539
Affiliated Computer Services, Inc.—Class A* (Computers)	67	3,073
AFLAC, Inc. (Insurance)	402	9,330
Air Products & Chemicals, Inc. (Chemicals)	402	20,221
AK Steel Holding Corp. (Iron/Steel)	201	1,622
Alcoa, Inc. (Mining)	1,608	12,526
Allegheny Energy, Inc. (Electric)	335	11,135
Allegheny Technologies, Inc. (Iron/Steel)	67	1,480
Allergan, Inc. (Pharmaceuticals)	335	12,770
Allstate Corp. (Insurance)	1,072	23,230
Altria Group, Inc. (Agriculture)	4,221	69,815
Ameren Corp. (Electric)	402	13,367
American Capital, Ltd. (Investment Companies)	402	1,150
American Electric Power, Inc. (Electric)	804	25,205
American Express Co. (Diversified Financial Services)	804	13,451
American International Group, Inc. (Insurance)	5,494	7,032
American Tower Corp.* (Telecommunications)	603	18,295
Ameriprise Financial, Inc. (Diversified Financial Services)	469	9,450
AmerisourceBergen Corp. (Pharmaceuticals)	335	12,167
Analog Devices, Inc. (Semiconductors)	603	12,048
AON Corp. (Insurance)	335	12,412
Apartment Investment and Management Co.—Class A (REIT)	201	1,787
Applied Materials, Inc. (Semiconductors)	737	6,906
Archer-Daniels-Midland Co. (Agriculture)	1,340	36,689
Assurant, Inc. (Insurance)	268	7,075
AT&T, Inc. (Telecommunications)	12,060	296,917
Automatic Data Processing, Inc. (Software)	469	17,039
AutoNation, Inc.* (Retail)	201	1,865
Avalonbay Communities, Inc. (REIT)	134	6,943
Avery Dennison Corp. (Household Products/Wares)	201	4,870
Bank of America Corp. (Banks)	12,998	85,527
Bank of New York Mellon Corp. (Banks)	2,345	60,360
Bard (C.R.), Inc. (Healthcare—Products)	67	5,733
Baxter International, Inc. (Healthcare—Products)	603	35,366
BB&T Corp. (Banks)	1,139	22,541
Becton, Dickinson & Co. (Healthcare—Products)	201	14,607
Bemis Co., Inc. (Packaging & Containers)	201	4,537
Best Buy Co., Inc. (Retail)	268	7,509
Big Lots, Inc.* (Retail)	67	901
Boeing Co. (Aerospace/Defense)	737	31,182
Boston Properties, Inc. (REIT)	268	11,604
Boston Scientific Corp.* (Healthcare—Products)	1,943	17,234
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,087	87,503
Broadcom Corp.—Class A* (Semiconductors)	469	7,434
Brown-Forman Corp. (Beverages)	67	3,042
Burlington Northern Santa Fe Corp. (Transportation)	268	17,755
CA, Inc. (Software)	335	6,027
Capital One Financial Corp. (Diversified Financial Services)	804	12,735
Cardinal Health, Inc. (Pharmaceuticals)	737	27,748
Carnival Corp.—Class AADR (Leisure Time)	871	15,844
CBS Corp.—Class B (Media)	1,407	8,048
CenterPoint Energy, Inc. (Electric)	737	9,861

Common Stocks, continued
	Shares	Value
Centex Corp. (Home Builders)	134	$1,140
CenturyTel, Inc. (Telecommunications)	201	5,455
Cephalon, Inc.* (Pharmaceuticals)	67	5,171
CF Industries Holdings, Inc. (Chemicals)	67	3,149
Chubb Corp. (Insurance)	335	14,264
Ciena Corp.* (Telecommunications)	201	1,254
CIGNA Corp. (Insurance)	536	9,305
Cincinnati Financial Corp. (Insurance)	335	7,347
Cintas Corp. (Textiles)	134	3,049
CIT Group, Inc. (Diversified Financial Services)	603	1,682
Citigroup, Inc. (Diversified Financial Services)	11,189	39,721
Citrix Systems, Inc.* (Software)	134	2,819
Clorox Co. (Household Products/Wares)	268	13,440
CMS Energy Corp. (Electric)	469	5,511
Coca-Cola Co. (Beverages)	1,206	51,520
Coca-Cola Enterprises, Inc. (Beverages)	670	7,524
Comcast Corp.—Special Class A (Media)	3,484	51,041
Comerica, Inc. (Banks)	335	5,581
Computer Sciences Corp.* (Computers)	335	12,341
ConAgra Foods, Inc. (Food)	938	16,040
ConocoPhillips (Oil & Gas)	1,072	50,952
Consolidated Edison, Inc. (Electric)	536	21,842
Constellation Brands, Inc.* (Beverages)	201	2,919
Constellation Energy Group, Inc. (Electric)	335	8,811
Convergys Corp.* (Commercial Services)	268	2,018
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	335	9,015
Corning, Inc. (Telecommunications)	3,216	32,514
Costco Wholesale Corp. (Retail)	469	21,119
Coventry Health Care, Inc.* (Healthcare—Services)	134	2,027
Covidien, Ltd.ADR (Healthcare—Products)	1,005	38,532
CSX Corp. (Transportation)	804	23,284
Cummins, Inc. (Machinery—Diversified)	134	3,213
CVS Corp. (Retail)	1,407	37,820
D.R. Horton, Inc. (Home Builders)	402	2,396
Darden Restaurants, Inc. (Retail)	268	7,027
Dean Foods Co.* (Food)	134	2,592
Deere & Co. (Machinery—Diversified)	335	11,638
DENTSPLY International, Inc. (Healthcare—Products)	134	3,606
Developers Diversified Realty Corp. (REIT)	268	1,286
DIRECTV Group, Inc.* (Media)	670	14,673
Discover Financial Services (Diversified Financial Services)	402	2,874
Dominion Resources, Inc. (Electric)	1,206	42,427
Dover Corp. (Miscellaneous Manufacturing)	402	11,369
Dr. Pepper Snapple Group, Inc.* (Beverages)	201	3,306
DTE Energy Co. (Electric)	335	11,558
Duke Energy Corp. (Electric)	2,613	39,587
Dynegy, Inc.—Class A* (Electric)	1,005	2,121
E* TRADE Financial Corp.* (Diversified Financial Services)	603	687
E.I. du Pont de Nemours & Co. (Chemicals)	1,876	43,073
Eastman Chemical Co. (Chemicals)	134	3,477
Eastman Kodak Co. (Miscellaneous Manufacturing)	536	2,428
Eaton Corp. (Miscellaneous Manufacturing)	335	14,747
Edison International (Electric)	670	21,822
El Paso Corp. (Pipelines)	1,407	11,509
Electronic Arts, Inc.* (Software)	402	6,207
Eli Lilly & Co. (Pharmaceuticals)	2,077	76,475

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks, continued
	Shares	Value
Embarq Corp. (Telecommunications)	268	$9,573
EMC Corp.* (Computers)	1,407	15,533
Emerson Electric Co. (Electrical Components & Equipment)	603	19,718
Entergy Corp. (Electric)	402	30,697
Equitable Resources, Inc. (Pipelines)	67	2,293
Equity Residential Properties Trust (REIT)	536	12,826
Exelon Corp. (Electric)	1,340	72,655
Expedia, Inc.* (Internet)	268	2,393
Family Dollar Stores, Inc. (Retail)	134	3,721
Federated Investors, Inc.—Class B (Diversified Financial Services)	67	1,308
FedEx Corp. (Transportation)	335	17,065
Fidelity National Information Services, Inc. (Software)	402	6,396
Fifth Third Bancorp (Banks)	1,206	2,882
First Horizon National Corp. (Banks)	268	2,551
FirstEnergy Corp. (Electric)	603	30,144
Flowserve Corp. (Machinery—Diversified)	134	7,144
Fluor Corp. (Engineering & Construction)	201	7,819
Ford Motor Co.* (Auto Manufacturers)	4,891	9,146
Fortune Brands, Inc. (Household Products/Wares)	335	10,720
FPL Group, Inc. (Electric)	871	44,900
Frontier Communications Corp. (Telecommunications)	670	5,434
Gannett Co., Inc. (Media)	469	2,706
General Dynamics Corp. (Aerospace/Defense)	335	19,005
General Electric Co. (Miscellaneous Manufacturing)	21,507	260,880
General Mills, Inc. (Food)	335	19,815
General Motors Corp. (Auto Manufacturers)	871	2,622
Genuine Parts Co. (Distribution/Wholesale)	335	10,727
Genworth Financial, Inc.—Class A (Diversified Financial Services)	871	2,021
Genzyme Corp.* (Biotechnology)	268	18,471
Gilead Sciences, Inc.* (Pharmaceuticals)	670	34,016
Goodrich Corp. (Aerospace/Defense)	268	10,361
H & R Block, Inc. (Commercial Services)	670	13,889
Halliburton Co. (Oil & Gas Services)	871	15,025
Harley-Davidson, Inc. (Leisure Time)	201	2,448
Harman International Industries, Inc. (Home Furnishings)	67	1,078
Hartford Financial Services Group, Inc. (Insurance)	603	7,935
Hasbro, Inc. (Toys/Games/Hobbies)	268	6,467
HCP, Inc. (REIT)	536	12,510
Health Care REIT, Inc. (REIT)	201	7,600
Heinz (H.J.) Co. (Food)	268	9,782
Hewlett-Packard Co. (Computers)	1,742	60,535
Home Depot, Inc. (Retail)	1,273	27,408
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,474	48,362
Hospira, Inc.* (Pharmaceuticals)	201	5,005
Host Marriott Corp. (REIT)	1,072	5,767
Hudson City Bancorp, Inc. (Savings & Loans)	402	4,663
Humana, Inc.* (Healthcare—Services)	134	5,083
Huntington Bancshares, Inc. (Banks)	737	2,123
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	402	13,129
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	670	10,861

Common Stocks, continued
	Shares	Value
Integrys Energy Group, Inc. (Electric)	134	$5,595
Intel Corp. (Semiconductors)	5,963	76,923
International Business Machines Corp. (Computers)	804	73,687
International Flavors & Fragrances, Inc. (Chemicals)	67	1,918
International Game Technology (Entertainment)	603	6,392
International Paper Co. (Forest Products & Paper)	871	7,944
Interpublic Group of Cos., Inc.* (Advertising)	1,005	3,347
Invesco, Ltd.ADR (Diversified Financial Services)	804	9,479
Iron Mountain, Inc.* (Commercial Services)	134	2,742
ITT Industries, Inc. (Miscellaneous Manufacturing)	134	6,068
J.C. Penney Co., Inc. (Retail)	469	7,856
J.P. Morgan Chase & Co. (Diversified Financial Services)	7,638	194,845
Jabil Circuit, Inc. (Electronics)	402	2,340
Jacobs Engineering Group, Inc.* (Engineering & Construction)	134	5,182
Janus Capital Group, Inc. (Diversified Financial Services)	335	1,759
JDS Uniphase Corp.* (Telecommunications)	469	1,702
JM Smucker Co. (Food)	268	12,100
Johnson Controls, Inc. (Auto Parts & Equipment)	1,206	15,087
Jones Apparel Group, Inc. (Apparel)	201	695
Juniper Networks, Inc.* (Telecommunications)	670	9,487
KB Home (Home Builders)	67	715
KeyCorp (Banks)	1,005	7,316
Kimberly-Clark Corp. (Household Products/Wares)	335	17,242
Kimco Realty Corp. (REIT)	469	6,744
King Pharmaceuticals, Inc.* (Pharmaceuticals)	268	2,342
KLA -Tencor Corp. (Semiconductors)	335	6,713
Kohls Corp.* (Retail)	201	7,379
Kraft Foods, Inc. (Food)	3,015	84,571
Kroger Co. (Food)	804	18,090
L-3 Communications Holdings, Inc. (Aerospace/Defense)	67	5,294
Legg Mason, Inc. (Diversified Financial Services)	268	4,304
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	335	4,184
Lennar Corp.—Class A (Home Builders)	268	2,061
Leucadia National Corp.* (Holding Companies—Diversified)	134	2,133
Life Technologies Corp.* (Biotechnology)	201	5,117
Limited, Inc. (Retail)	536	4,245
Lincoln National Corp. (Insurance)	536	8,110
Linear Technology Corp. (Semiconductors)	469	10,984
Loews Corp. (Insurance)	402	9,809
Lorillard, Inc. (Agriculture)	335	19,919
Lowe’s Cos., Inc. (Retail)	871	15,913
LSI Logic Corp.* (Semiconductors)	804	2,557
M&T Bank Corp. (Banks)	134	5,214
Macy’s, Inc. (Retail)	871	7,795
Manitowoc Co. (Machinery—Diversified)	268	1,474
Marathon Oil Corp. (Oil & Gas)	536	14,595
Marriott International, Inc.—Class A (Lodging)	201	3,278
Marsh & McLennan Cos., Inc. (Insurance)	1,072	20,722
Marshall & Ilsley Corp. (Banks)	536	3,061

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks, continued
	Shares	Value
Masco Corp. (Building Materials)	737	$5,763
Massey Energy Co. (Coal)	201	3,051
Mattel, Inc. (Toys/Games/Hobbies)	737	10,458
MBIA, Inc.* (Insurance)	201	776
McAfee, Inc.* (Internet)	134	4,086
McCormick & Co., Inc. (Food)	134	4,293
McDonald’s Corp. (Retail)	1,139	66,085
McKesson Corp. (Commercial Services)	536	23,691
MeadWestvaco Corp. (Forest Products & Paper)	335	3,899
Medco Health Solutions, Inc.* (Pharmaceuticals)	670	30,103
Merck & Co., Inc. (Pharmaceuticals)	4,355	124,335
Meredith Corp. (Media)	67	1,070
MetLife, Inc. (Insurance)	1,608	46,198
Microchip Technology, Inc. (Semiconductors)	402	7,626
Micron Technology, Inc.* (Semiconductors)	1,541	5,733
Millipore Corp.* (Biotechnology)	67	3,696
Molex, Inc. (Electrical Components & Equipment)	268	3,583
Molson Coors Brewing Co.—Class B (Beverages)	335	13,490
Monsanto Co. (Agriculture)	469	35,672
Monster Worldwide, Inc.* (Internet)	134	1,234
Moody’s Corp. (Commercial Services)	268	5,741
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	2,211	44,729
Mylan Laboratories, Inc.* (Pharmaceuticals)	268	3,036
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	134	2,924
National-Oilwell Varco, Inc.* (Oil & Gas Services)	335	8,857
Newell Rubbermaid, Inc. (Housewares)	536	4,331
Newmont Mining Corp. (Mining)	536	21,322
News Corp.—Class A (Media)	4,690	29,969
Nicor, Inc. (Gas)	67	2,292
NiSource, Inc. (Electric)	536	5,188
Noble Corp.ADR (Oil & Gas)	201	5,457
Noble Energy, Inc. (Oil & Gas)	201	9,835
Nordstrom, Inc. (Retail)	134	1,700
Norfolk Southern Corp. (Transportation)	402	15,421
Northern Trust Corp. (Banks)	268	15,415
Northrop Grumman Corp. (Aerospace/Defense)	670	32,240
Novell, Inc.* (Software)	335	1,240
Novellus Systems, Inc.* (Semiconductors)	134	1,848
NVIDIA Corp.* (Semiconductors)	402	3,196
Occidental Petroleum Corp. (Oil & Gas)	469	25,584
Office Depot, Inc.* (Retail)	536	1,158
Omnicom Group, Inc. (Advertising)	201	5,204
Owens-Illinois, Inc.* (Packaging & Containers)	201	3,819
Pactiv Corp.* (Packaging & Containers)	134	2,897
Pall Corp. (Miscellaneous Manufacturing)	134	3,493
Parker Hannifin Corp. (Miscellaneous Manufacturing)	134	5,120
Peabody Energy Corp. (Coal)	201	5,025
People’s United Financial, Inc. (Banks)	737	12,057
Pepco Holdings, Inc. (Electric)	469	8,353
PerkinElmer, Inc. (Electronics)	268	3,382
Pfizer, Inc. (Pharmaceuticals)	13,802	201,233
PG&E Corp. (Electric)	737	28,500
Philip Morris International, Inc. (Commercial Services)	4,154	154,321
Pinnacle West Capital Corp. (Electric)	201	6,727
Pioneer Natural Resources Co. (Oil & Gas)	134	1,962

Common Stocks, continued
	Shares	Value
Pitney Bowes, Inc. (Office/Business Equipment)	134	$2,983
Plum Creek Timber Co., Inc. (Forest Products & Paper)	335	10,308
PNC Financial Services Group (Banks)	871	28,325
Polo Ralph Lauren Corp. (Apparel)	67	2,749
PPG Industries, Inc. (Chemicals)	335	12,589
PPL Corp. (Electric)	737	22,596
Praxair, Inc. (Chemicals)	201	12,514
Precision Castparts Corp. (Metal Fabricate/Hardware)	134	8,703
Principal Financial Group, Inc. (Insurance)	536	8,892
Procter & Gamble Co. (Cosmetics/Personal Care)	1,809	98,591
Progress Energy, Inc. (Electric)	536	20,754
ProLogis (REIT)	536	5,365
Prudential Financial, Inc. (Insurance)	871	22,428
Public Service Enterprise Group, Inc. (Electric)	1,005	31,728
Public Storage, Inc. (REIT)	268	16,581
Pulte Homes, Inc. (Home Builders)	201	2,040
QLogic Corp.* (Semiconductors)	67	758
Quest Diagnostics, Inc. (Healthcare—Services)	134	6,613
Qwest Communications International, Inc. (Telecommunications)	3,015	9,708
R.R. Donnelley & Sons Co. (Commercial Services)	402	3,924
RadioShack Corp. (Retail)	67	768
Raytheon Co. (Aerospace/Defense)	871	44,090
Regions Financial Corp. (Banks)	1,407	4,868
Republic Services, Inc. (Environmental Control)	335	8,663
Reynolds American, Inc. (Agriculture)	335	12,790
Rohm & Haas Co. (Chemicals)	134	7,395
Rowan Cos., Inc. (Oil & Gas)	201	2,545
Ryder System, Inc. (Transportation)	134	4,527
Safeway, Inc. (Food)	871	18,666
Sara Lee Corp. (Food)	1,474	14,784
SCANA Corp. (Electric)	201	6,892
Schering-Plough Corp. (Pharmaceuticals)	3,350	58,826
Scripps Networks Interactive—Class A (Entertainment)	134	2,877
Sealed Air Corp. (Packaging & Containers)	134	1,816
Sempra Energy (Gas)	469	20,561
Sigma-Aldrich Corp. (Chemicals)	67	2,417
Simon Property Group, Inc. (REIT)	469	20,158
Snap-on, Inc. (Hand/Machine Tools)	134	4,044
Southern Co. (Electric)	1,608	53,788
Southwest Airlines Co. (Airlines)	938	6,594
Southwestern Energy Co.* (Oil & Gas)	268	8,482
Spectra Energy Corp. (Pipelines)	1,273	18,471
Sprint Nextel Corp.* (Telecommunications)	3,819	9,280
Staples, Inc. (Retail)	670	10,680
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	402	6,078
State Street Corp. (Banks)	469	10,914
Stericycle, Inc.* (Environmental Control)	67	3,278
Sun Microsystems, Inc.* (Computers)	1,541	6,411
SunTrust Banks, Inc. (Banks)	737	9,036
SuperValu, Inc. (Food)	402	7,051
Symantec Corp.* (Internet)	737	11,298
T. Rowe Price Group, Inc. (Diversified Financial Services)	134	3,696

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks, continued
	Shares	Value
Target Corp. (Retail)	737	$22,994
TECO Energy, Inc. (Electric)	469	5,633
Tellabs, Inc.* (Telecommunications)	469	1,937
Tenet Healthcare Corp.* (Healthcare—Services)	871	932
Teradata Corp.* (Computers)	201	2,639
Teradyne, Inc.* (Semiconductors)	335	1,611
Tesoro Petroleum Corp. (Oil & Gas)	268	4,618
Textron, Inc. (Miscellaneous Manufacturing)	469	4,235
The AES Corp.* (Electric)	1,407	11,129
The Charles Schwab Corp. (Diversified Financial Services)	603	8,195
The Dow Chemical Co. (Chemicals)	1,876	21,743
The Gap, Inc. (Retail)	536	6,046
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	469	2,894
The New York Times Co.—Class A (Media)	268	1,332
The Pepsi Bottling Group, Inc. (Beverages)	134	2,585
The Stanley Works (Hand/Machine Tools)	134	4,189
The Travelers Companies, Inc. (Insurance)	1,206	46,600
The Williams Cos., Inc. (Pipelines)	1,206	17,065
Thermo Electron Corp.* (Electronics)	469	16,851
Tiffany & Co. (Retail)	268	5,561
Time Warner, Inc. (Media)	7,370	68,762
Torchmark Corp. (Insurance)	67	2,010
Tyco Electronics, Ltd.ADR (Electronics)	938	13,282
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	938	19,717
Tyson Foods, Inc.—Class A (Food)	603	5,337
U.S. Bancorp (Banks)	3,618	53,691
Union Pacific Corp. (Transportation)	1,005	44,009
United Parcel Service, Inc.—Class B (Transportation)	938	39,856
United States Steel Corp. (Iron/Steel)	268	8,048
United Technologies Corp. (Aerospace/Defense)	871	41,799
UnumProvident Corp. (Insurance)	670	9,487
V.F. Corp. (Apparel)	201	11,260
Valero Energy Corp. (Oil & Gas)	1,072	25,857
Verizon Communications, Inc. (Telecommunications)	5,829	174,112
Vornado Realty Trust (REIT)	268	13,617
Vulcan Materials Co. (Building Materials)	201	9,941
W.W. Grainger, Inc. (Distribution/Wholesale)	67	4,888
Wal-Mart Stores, Inc. (Retail)	1,675	78,926
Walgreen Co. (Retail)	871	23,874
Walt Disney Co. (Media)	2,345	48,495
Washington Post Co.—Class B (Media)	67	26,168
Waste Management, Inc. (Environmental Control)	1,005	31,346
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	134	3,656
Weatherford International, Ltd.ADR* (Oil & Gas Services)	603	6,651
WellPoint, Inc.* (Healthcare—Services)	603	24,994
Wells Fargo & Co. (Banks)	8,643	163,353

Common Stocks, continued
	Shares	Value
Weyerhaeuser Co. (Forest Products & Paper)	402	$10,991
Whirlpool Corp. (Home Furnishings)	134	4,480
Whole Foods Market, Inc. (Food)	268	2,747
Windstream Corp. (Telecommunications)	871	7,560
Wisconsin Energy Corp. (Electric)	268	11,947
Wyeth (Pharmaceuticals)	1,206	51,822
Wyndham Worldwide Corp. (Lodging)	335	2,054
Xcel Energy, Inc. (Electric)	938	17,315
Xerox Corp. (Office/Business Equipment)	1,742	11,567
Xilinx, Inc. (Semiconductors)	268	4,516
XL Capital, Ltd.—Class AADR (Insurance)	670	1,943
Zions Bancorp (Banks)	268	3,999

TOTAL COMMON STOCKS (Cost $6,077,118)		6,896,424

Repurchase Agreements (0.4%)
	Principal Amount
Bank of America, 0.18%, 2/2/09, dated 1/30/09, with a repurchase price of $6,000 (Collateralized by $10,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $10,017)	$6,000	6,000
Deutsche Bank, 0.20%, 2/2/09, dated 1/30/09, with a repurchase price of $9,000 (Collateralized by $10,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $9,992)	9,000	9,000
HSBC, 0.19%, 2/2/09, dated 1/30/09, with a repurchase price of $8,000 (Collateralized by $9,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $8,993)	8,000	8,000
UMB, 0.19%, 2/2/09, dated 1/30/09, with a repurchase price of $5,000 (Collateralized by $5,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $5,163)	5,000	5,000

TOTAL REPURCHASE AGREEMENTS (Cost $28,000)		28,000

TOTAL INVESTMENT SECURITIES (Cost $6,105,118)—100.0%		6,924,424
Net other assets (liabilities)—NM		292

NET ASSETS—100.0%		$6,924,716

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at January 31, 2009.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Large-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Advertising	0.2%
Aerospace/Defense	2.8%
Agriculture	2.5%
Airlines	0.1%
Apparel	0.2%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.2%
Banks	7.2%
Beverages	1.1%
Biotechnology	0.5%
Building Materials	0.2%
Chemicals	1.8%
Coal	0.1%
Commercial Services	2.9%
Computers	2.5%
Cosmetics/Personal Care	1.4%
Distribution/Wholesale	0.3%
Diversified Financial Services	4.9%
Electric	9.3%
Electrical Components & Equipment	0.4%
Electronics	0.5%
Engineering & Construction	0.2%
Entertainment	0.1%
Environmental Control	0.7%
Food	3.1%
Forest Products & Paper	0.6%
Gas	0.3%
Hand/Machine Tools	0.2%
Healthcare—Products	1.8%
Healthcare—Services	0.8%
Holding Companies—Diversified	NM
Home Builders	NM
Home Furnishings	0.1%

Household Products/Wares	0.8%
Housewares	0.1%
Insurance	3.7%
Internet	0.3%
Investment Companies	NM
Iron/Steel	0.1%
Leisure Time	0.2%
Lodging	0.2%
Machinery—Diversified	0.4%
Media	3.5%
Metal Fabricate/Hardware	0.1%
Mining	0.5%
Miscellaneous Manufacturing	6.2%
Office/Business Equipment	0.2%
Oil & Gas	2.1%
Oil & Gas Services	0.4%
Packaging & Containers	0.2%
Pharmaceuticals	12.0%
Pipelines	0.8%
REIT	1.8%
Retail	5.2%
Savings & Loans	0.1%
Semiconductors	2.1%
Software	0.5%
Telecommunications	8.3%
Textiles	NM
Toys/Games/Hobbies	0.3%
Transportation	2.4%
Other**	0.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks (100.1%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	5,440	$292,618
Abbott Laboratories (Pharmaceuticals)	5,984	331,753
Abercrombie & Fitch Co.—Class A (Retail)	544	9,710
Adobe Systems, Inc.* (Software)	4,080	78,785
Advanced Micro Devices, Inc.* (Semiconductors)	1,632	3,574
Aetna, Inc. (Healthcare—Services)	1,904	59,024
Affiliated Computer Services, Inc.—Class A* (Computers)	544	24,948
AFLAC, Inc. (Insurance)	1,904	44,192
Agilent Technologies, Inc.* (Electronics)	2,720	49,178
Akamai Technologies, Inc.* (Internet)	1,360	18,333
Allegheny Technologies, Inc. (Iron/Steel)	544	12,017
Allergan, Inc. (Pharmaceuticals)	1,088	41,475
Altera Corp. (Semiconductors)	2,176	33,467
Amazon.com, Inc.* (Internet)	2,448	143,991
American Express Co. (Diversified Financial Services)	5,984	100,112
American Tower Corp.* (Telecommunications)	816	24,757
Amgen, Inc.* (Biotechnology)	8,160	447,576
Amphenol Corp.—Class A (Electronics)	1,360	35,564
Anadarko Petroleum Corp. (Oil & Gas)	3,536	129,913
AON Corp. (Insurance)	816	30,233
Apache Corp. (Oil & Gas)	2,448	183,600
Apollo Group, Inc.—Class A* (Commercial Services)	816	66,471
Apple Computer, Inc.* (Computers)	6,800	612,884
Applied Materials, Inc. (Semiconductors)	7,344	68,813
Autodesk, Inc.* (Software)	1,632	27,026
Automatic Data Processing, Inc. (Software)	1,904	69,172
AutoZone, Inc.* (Retail)	272	36,146
Avon Products, Inc. (Cosmetics/Personal Care)	3,264	66,749
Baker Hughes, Inc. (Oil & Gas Services)	2,448	81,567
Ball Corp. (Packaging & Containers)	816	31,285
Bard (C.R.), Inc. (Healthcare—Products)	544	46,550
Baxter International, Inc. (Healthcare—Products)	2,448	143,575
Becton, Dickinson & Co. (Healthcare—Products)	1,088	79,065
Bed Bath & Beyond, Inc.* (Retail)	1,904	44,230
Best Buy Co., Inc. (Retail)	1,632	45,729
Big Lots, Inc.* (Retail)	272	3,658
Biogen Idec, Inc.* (Biotechnology)	2,176	105,862
BJ Services Co. (Oil & Gas Services)	2,176	23,936
Black & Decker Corp. (Hand/Machine Tools)	544	15,727
BMC Software, Inc.* (Software)	1,360	34,449
Boeing Co. (Aerospace/Defense)	2,720	115,083
Boston Scientific Corp.* (Healthcare—Products)	4,352	38,602
Broadcom Corp.—Class A* (Semiconductors)	1,632	25,867
Brown-Forman Corp. (Beverages)	544	24,703
Burlington Northern Santa Fe Corp. (Transportation)	1,088	72,080
C.H. Robinson Worldwide, Inc. (Transportation)	1,360	62,533
CA, Inc. (Software)	1,904	34,253
Cabot Oil & Gas Corp. (Oil & Gas)	816	22,432
Cameron International Corp.* (Oil & Gas Services)	1,632	37,797
Campbell Soup Co. (Food)	1,632	49,564

Common Stocks, continued
	Shares	Value
Caterpillar, Inc. (Machinery—Construction & Mining)	4,624	$142,650
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,632	5,875
Celgene Corp.* (Biotechnology)	3,536	187,231
Centex Corp. (Home Builders)	272	2,315
Cephalon, Inc.* (Pharmaceuticals)	272	20,993
CF Industries Holdings, Inc. (Chemicals)	272	12,784
Chesapeake Energy Corp. (Oil & Gas)	4,080	64,505
ChevronTexaco Corp. (Oil & Gas)	15,504	1,093,342
Chubb Corp. (Insurance)	1,360	57,909
Cintas Corp. (Textiles)	544	12,376
Cisco Systems, Inc.* (Telecommunications)	44,880	671,854
Citrix Systems, Inc.* (Software)	816	17,169
CME Group, Inc. (Diversified Financial Services)	544	94,607
Coach, Inc.* (Apparel)	2,448	35,741
Coca-Cola Co. (Beverages)	10,880	464,794
Cognizant Technology Solutions Corp.* (Computers)	2,176	40,756
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,808	247,672
Comcast Corp.—Special Class A (Media)	8,976	131,498
Compuware Corp.* (Software)	1,904	12,376
ConocoPhillips (Oil & Gas)	7,344	349,060
CONSOL Energy, Inc. (Coal)	1,360	37,074
Constellation Brands, Inc.* (Beverages)	544	7,899
Costco Wholesale Corp. (Retail)	1,360	61,241
Coventry Health Care, Inc.* (Healthcare—Services)	816	12,346
Cummins, Inc. (Machinery—Diversified)	1,088	26,090
CVS Corp. (Retail)	5,712	153,539
D.R. Horton, Inc. (Home Builders)	816	4,863
Danaher Corp. (Miscellaneous Manufacturing)	1,904	106,491
DaVita, Inc.* (Healthcare—Services)	816	38,352
Dean Foods Co.* (Food)	816	15,781
Deere & Co. (Machinery—Diversified)	1,904	66,145
Dell, Inc.* (Computers)	13,328	126,616
DENTSPLY International, Inc. (Healthcare—Products)	544	14,639
Devon Energy Corp. (Oil & Gas)	3,264	201,062
DIRECTV Group, Inc.* (Media)	1,632	35,741
Discover Financial Services (Diversified Financial Services)	2,176	15,558
Dr. Pepper Snapple Group, Inc.* (Beverages)	1,088	17,898
Dun & Bradstreet Corp. (Software)	544	41,344
E* TRADE Financial Corp.* (Diversified Financial Services)	2,176	2,481
eBay, Inc.* (Internet)	8,160	98,083
Ecolab, Inc. (Chemicals)	1,360	46,186
Electronic Arts, Inc.* (Software)	1,088	16,799
EMC Corp.* (Computers)	10,608	117,112
Emerson Electric Co. (Electrical Components & Equipment)	3,536	115,627
Ensco International, Inc. (Oil & Gas)	1,088	29,768
EOG Resources, Inc. (Oil & Gas)	1,904	129,034
Equifax, Inc. (Commercial Services)	1,088	26,895
Equitable Resources, Inc. (Pipelines)	544	18,621
Expedia, Inc.* (Internet)	816	7,287

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks, continued
	Shares	Value
Expeditors International of Washington, Inc. (Transportation)	1,632	$45,386
Express Scripts, Inc.* (Pharmaceuticals)	1,904	102,359
Exxon Mobil Corp. (Oil & Gas)	39,168	2,995,569
Family Dollar Stores, Inc. (Retail)	544	15,107
Fastenal Co. (Distribution/Wholesale)	1,088	37,188
Federated Investors, Inc.—Class B (Diversified Financial Services)	544	10,619
FedEx Corp. (Transportation)	1,088	55,423
First Horizon National Corp. (Banks)	816	7,768
Fiserv, Inc.* (Software)	1,360	43,180
FLIR Systems, Inc.* (Electronics)	1,088	27,167
Fluor Corp. (Engineering & Construction)	816	31,742
Forest Laboratories, Inc.* (Pharmaceuticals)	2,448	61,298
Franklin Resources, Inc. (Diversified Financial Services)	1,088	52,681
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	2,992	75,219
GameStop Corp.—Class A* (Retail)	1,360	33,701
General Dynamics Corp. (Aerospace/Defense)	1,632	92,583
General Mills, Inc. (Food)	1,360	80,444
General Motors Corp. (Auto Manufacturers)	1,360	4,094
Genzyme Corp.* (Biotechnology)	1,088	74,985
Gilead Sciences, Inc.* (Pharmaceuticals)	4,624	234,760
Google, Inc.—Class A* (Internet)	1,904	644,561
Halliburton Co. (Oil & Gas Services)	3,536	60,996
Harley-Davidson, Inc. (Leisure Time)	1,088	13,252
Harman International Industries, Inc. (Home Furnishings)	272	4,376
Harris Corp. (Telecommunications)	1,088	47,100
Heinz (H.J.) Co. (Food)	1,360	49,640
Hess Corp. (Oil & Gas)	2,176	121,007
Hewlett-Packard Co. (Computers)	12,240	425,340
Home Depot, Inc. (Retail)	8,160	175,685
Hospira, Inc.* (Pharmaceuticals)	544	13,546
Hudson City Bancorp, Inc. (Savings & Loans)	2,448	28,397
Humana, Inc.* (Healthcare—Services)	816	30,951
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,632	53,301
IMS Health, Inc. (Software)	1,360	19,747
Intel Corp. (Semiconductors)	20,400	263,160
IntercontinentalExchange, Inc.* (Diversified Financial Services)	544	30,970
International Business Machines Corp. (Computers)	7,344	673,078
International Flavors & Fragrances, Inc. (Chemicals)	272	7,785
Intuit, Inc.* (Software)	2,448	55,447
Intuitive Surgical, Inc.* (Healthcare—Products)	272	28,079
Iron Mountain, Inc.* (Commercial Services)	544	11,130
ITT Industries, Inc. (Miscellaneous Manufacturing)	816	36,948
Jacobs Engineering Group, Inc.* (Engineering & Construction)	544	21,036
Johnson & Johnson (Healthcare—Products)	21,216	1,223,951
Juniper Networks, Inc.* (Telecommunications)	1,632	23,109
KB Home (Home Builders)	272	2,902
Kellogg Co. (Food)	1,904	83,186
Kimberly-Clark Corp. (Household Products/Wares)	1,904	97,999
King Pharmaceuticals, Inc.* (Pharmaceuticals)	816	7,132
Kohls Corp.* (Retail)	1,632	59,911

Common Stocks, continued
	Shares	Value
Kroger Co. (Food)	1,904	$42,840
L-3 Communications Holdings, Inc. (Aerospace/Defense)	544	42,987
Laboratory Corp. of America Holdings* (Healthcare—Services)	816	48,307
Leucadia National Corp.* (Holding Companies—Diversified)	816	12,991
Lexmark International, Inc.—Class A* (Computers)	544	12,882
Life Technologies Corp.* (Biotechnology)	544	13,850
Lockheed Martin Corp. (Aerospace/Defense)	2,448	200,834
Loews Corp. (Insurance)	1,088	26,547
Lowe’s Cos., Inc. (Retail)	7,888	144,114
LSI Logic Corp.* (Semiconductors)	1,904	6,055
Marathon Oil Corp. (Oil & Gas)	3,264	88,879
Marriott International, Inc.—Class A (Lodging)	1,632	26,618
MasterCard, Inc.—Class A (Software)	544	73,864
MBIA, Inc.* (Insurance)	816	3,150
McAfee, Inc.* (Internet)	544	16,587
McCormick & Co., Inc. (Food)	544	17,430
McDonald’s Corp. (Retail)	4,352	252,503
McGraw-Hill Cos., Inc. (Media)	2,448	53,831
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,360	61,105
Medtronic, Inc. (Healthcare—Products)	8,704	291,497
MEMC Electronic Materials, Inc.* (Semiconductors)	1,632	22,195
Microsoft Corp. (Software)	58,752	1,004,659
Millipore Corp.* (Biotechnology)	272	15,004
Monsanto Co. (Agriculture)	2,448	186,195
Monster Worldwide, Inc.* (Internet)	272	2,505
Moody’s Corp. (Commercial Services)	544	11,652
Motorola, Inc. (Telecommunications)	17,408	77,117
Murphy Oil Corp. (Oil & Gas)	1,360	60,085
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,088	12,327
Nabors Industries, Ltd.ADR* (Oil & Gas)	2,176	23,827
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	544	11,870
National Semiconductor Corp. (Semiconductors)	1,632	16,548
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,904	50,342
NetApp, Inc.* (Computers)	2,448	36,304
Newmont Mining Corp. (Mining)	1,360	54,101
NIKE, Inc.—Class B (Apparel)	2,992	135,388
Noble Corp.ADR (Oil & Gas)	1,360	36,924
Noble Energy, Inc. (Oil & Gas)	544	26,618
Nordstrom, Inc. (Retail)	816	10,355
Norfolk Southern Corp. (Transportation)	1,360	52,170
Northern Trust Corp. (Banks)	816	46,936
Novell, Inc.* (Software)	1,360	5,032
Novellus Systems, Inc.* (Semiconductors)	272	3,751
Nucor Corp. (Iron/Steel)	2,448	99,854
NVIDIA Corp.* (Semiconductors)	2,720	21,624
NYSE Euronext (Diversified Financial Services)	1,904	41,888
Occidental Petroleum Corp. (Oil & Gas)	4,352	237,402
Omnicom Group, Inc. (Advertising)	1,632	42,252
Oracle Corp.* (Software)	30,192	508,131
Owens-Illinois, Inc.* (Packaging & Containers)	272	5,168
PACCAR, Inc. (Auto Manufacturers)	2,720	71,781
Pactiv Corp.* (Packaging & Containers)	544	11,761
Pall Corp. (Miscellaneous Manufacturing)	544	14,182

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks, continued
	Shares	Value
Parker Hannifin Corp. (Miscellaneous Manufacturing)	816	$31,179
Patterson Cos., Inc.* (Healthcare—Products)	816	15,006
Paychex, Inc. (Commercial Services)	2,448	59,462
Peabody Energy Corp. (Coal)	1,360	34,000
PepsiCo, Inc. (Beverages)	11,968	601,153
Pioneer Natural Resources Co. (Oil & Gas)	544	7,964
Pitney Bowes, Inc. (Office/Business Equipment)	1,088	24,219
Polo Ralph Lauren Corp. (Apparel)	272	11,160
Praxair, Inc. (Chemicals)	1,632	101,608
Precision Castparts Corp. (Metal Fabricate/Hardware)	544	35,333
Procter & Gamble Co. (Cosmetics/Personal Care)	16,048	874,616
Progressive Corp.* (Insurance)	5,168	62,791
Pulte Homes, Inc. (Home Builders)	816	8,282
QLogic Corp.* (Semiconductors)	544	6,158
Qualcomm, Inc. (Telecommunications)	12,784	441,687
Quest Diagnostics, Inc. (Healthcare—Services)	816	40,270
Questar Corp. (Pipelines)	1,360	46,213
RadioShack Corp. (Retail)	544	6,234
Range Resources Corp. (Oil & Gas)	1,088	38,994
Republic Services, Inc. (Environmental Control)	1,360	35,170
Robert Half International, Inc. (Commercial Services)	1,088	18,442
Rockwell Collins, Inc. (Aerospace/Defense)	1,088	40,996
Rockwell International Corp. (Machinery—Diversified)	1,088	28,332
Rohm & Haas Co. (Chemicals)	544	30,023
Salesforce.com, Inc.* (Software)	816	21,714
SanDisk Corp.* (Computers)	1,632	18,654
Schlumberger, Ltd.ADR (Oil & Gas Services)	9,248	377,411
Scripps Networks Interactive—Class A (Entertainment)	272	5,840
Sealed Air Corp. (Packaging & Containers)	816	11,057
Sears Holdings Corp.* (Retail)	544	22,260
Sherwin-Williams Co. (Chemicals)	816	38,964
Sigma-Aldrich Corp. (Chemicals)	544	19,628
SLM Corp.* (Diversified Financial Services)	3,536	40,487
Smith International, Inc. (Oil & Gas Services)	1,632	37,046
Southwest Airlines Co. (Airlines)	2,176	15,297
Southwestern Energy Co.* (Oil & Gas)	1,632	51,653
Sprint Nextel Corp.* (Telecommunications)	7,616	18,507
St. Jude Medical, Inc.* (Healthcare—Products)	2,720	98,926
Staples, Inc. (Retail)	2,992	47,692
Starbucks Corp.* (Retail)	5,712	53,921
State Street Corp. (Banks)	1,632	37,977
Stericycle, Inc.* (Environmental Control)	272	13,306
Stryker Corp. (Healthcare—Products)	1,904	80,425
Sunoco, Inc. (Oil & Gas)	816	37,797
Symantec Corp.* (Internet)	3,808	58,377
Sysco Corp. (Food)	4,624	103,069
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,360	37,509
Target Corp. (Retail)	2,992	93,350
Tellabs, Inc.* (Telecommunications)	1,088	4,493
Teradata Corp.* (Computers)	544	7,143
Texas Instruments, Inc. (Semiconductors)	10,064	150,457
The Charles Schwab Corp. (Diversified Financial Services)	4,896	66,537
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	816	21,420

Common Stocks, continued
	Shares	Value
The Gap, Inc. (Retail)	1,632	$18,409
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,264	263,503
The Hershey Co. (Food)	1,360	50,701
The Pepsi Bottling Group, Inc. (Beverages)	544	10,494
Thermo Electron Corp.* (Electronics)	1,360	48,865
Titanium Metals Corp. (Mining)	544	3,835
TJX Cos., Inc. (Retail)	3,264	63,387
Torchmark Corp. (Insurance)	272	8,160
Total System Services, Inc. (Software)	1,632	20,661
United Parcel Service, Inc.—Class B (Transportation)	4,080	173,359
United Technologies Corp. (Aerospace/Defense)	4,080	195,799
UnitedHealth Group, Inc. (Healthcare—Services)	9,248	261,996
Varian Medical Systems, Inc.* (Healthcare—Products)	1,088	40,397
VeriSign, Inc.* (Internet)	1,360	26,262
Viacom, Inc.—Class B* (Media)	4,624	68,204
W.W. Grainger, Inc. (Distribution/Wholesale)	272	19,842
Wal-Mart Stores, Inc. (Retail)	10,880	512,666
Walgreen Co. (Retail)	4,352	119,288
Walt Disney Co. (Media)	5,440	112,499
Waters Corp.* (Electronics)	816	29,515
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	272	7,420
Weatherford International, Ltd. ADR* (Oil & Gas Services)	2,992	33,002
WellPoint, Inc.* (Healthcare—Services)	1,632	67,646
Western Union Co. (Commercial Services)	5,440	74,310
Wyeth (Pharmaceuticals)	5,712	245,445
Wynn Resorts, Ltd.* (Lodging)	544	16,364
Xilinx, Inc. (Semiconductors)	1,088	18,333
XTO Energy, Inc. (Oil & Gas)	4,352	161,416
Yahoo!, Inc.* (Internet)	10,608	124,432
YUM! Brands, Inc. (Retail)	3,536	101,200
Zimmer Holdings, Inc.* (Healthcare—Products)	1,632	59,405

TOTAL COMMON STOCKS (Cost $29,105,106)		29,371,545

Repurchase Agreements (0.4%)
	Principal Amount
Bank of America, 0.18%, 2/2/09, dated 1/30/09, with a repurchase price of $25,000 (Collateralized by $30,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $30,052)	$25,000	25,000
Deutsche Bank, 0.20%, 2/2/09, dated 1/30/09, with a repurchase price of $41,001 (Collateralized by $42,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $42,005)	41,000	41,000
HSBC, 0.19%, 2/2/09, dated 1/30/09, with a repurchase price of $34,001 (Collateralized by $35,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $34,972)	34,000	34,000

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Repurchase Agreements, continued
	Principal Amount	Value
UMB, 0.19%, 2/2/09, dated 1/30/09, with a repurchase price of $16,000 (Collateralized by $16,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $16,522)	$16,000	$16,000

TOTAL REPURCHASE AGREEMENTS (Cost $116,000)		116,000

TOTAL INVESTMENT SECURITIES (Cost $29,221,106)—100.5%		29,487,545
Net other assets (liabilities)—(0.5)%		(144,173)

NET ASSETS—100.0%		$29,343,372

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at January 31, 2009.
ADR	American Depositary Receipt

Large-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Advertising	0.1%
Aerospace/Defense	2.4%
Agriculture	0.6%
Airlines	0.1%
Apparel	0.6%
Auto Manufacturers	0.2%
Banks	0.3%
Beverages	3.9%
Biotechnology	3.0%
Chemicals	0.9%
Coal	0.2%
Commercial Services	0.9%
Computers	7.1%
Cosmetics/Personal Care	4.1%
Distribution/Wholesale	0.2%
Diversified Financial Services	2.4%
Electrical Components & Equipment	0.4%
Electronics	0.7%

Engineering & Construction	0.2%
Entertainment	NM
Environmental Control	0.1%
Food	1.9%
Hand/Machine Tools	0.1%
Healthcare—Products	7.5%
Healthcare—Services	1.8%
Holding Companies—Diversified	NM
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.3%
Insurance	0.8%
Internet	3.9%
Iron/Steel	0.3%
Leisure Time	NM
Lodging	0.2%
Machinery—Construction & Mining	0.5%
Machinery—Diversified	0.4%
Media	1.4%
Metal Fabricate/Hardware	0.1%
Mining	0.5%
Miscellaneous Manufacturing	1.9%
Office/Business Equipment	0.1%
Oil & Gas	20.6%
Oil & Gas Services	2.4%
Packaging & Containers	0.1%
Pharmaceuticals	3.7%
Pipelines	0.3%
Real Estate	NM
Retail	7.2%
Savings & Loans	0.1%
Semiconductors	2.2%
Software	7.2%
Telecommunications	4.6%
Textiles	NM
Transportation	1.6%
Other**	(0.1)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks (99.9%)
	Shares	Value
3Com Corp.* (Telecommunications)	11,180	$26,049
99 Cents Only Stores* (Retail)	1,040	8,715
Acxiom Corp. (Software)	1,430	13,599
ADC Telecommunications, Inc.* (Telecommunications)	1,690	8,568
ADTRAN, Inc. (Telecommunications)	910	13,787
Advanced Medical Optics, Inc.* (Healthcare—Products)	1,820	39,985
Advent Software, Inc.* (Software)	390	8,514
Affymetrix, Inc.* (Biotechnology)	2,600	8,268
AGCO Corp.* (Machinery—Diversified)	2,080	44,262
AGL Resources, Inc. (Gas)	2,730	84,166
Airgas, Inc. (Chemicals)	1,300	45,903
AirTran Holdings, Inc.* (Airlines)	4,290	17,589
Albemarle Corp. (Chemicals)	1,170	26,033
Alberto-Culver Co. (Cosmetics/Personal Care)	1,950	47,697
Alexander & Baldwin, Inc. (Transportation)	1,560	34,382
Alexandria Real Estate Equities, Inc. (REIT)	1,170	69,428
Alliant Energy Corp. (Electric)	4,030	116,185
AMB Property Corp. (REIT)	1,950	31,434
American Eagle Outfitters, Inc. (Retail)	2,600	23,426
American Financial Group, Inc. (Insurance)	2,730	46,355
American Greetings Corp.—Class A (Household Products/Wares)	1,690	7,335
AmeriCredit Corp.* (Diversified Financial Services)	2,470	11,634
AnnTaylor Stores Corp.* (Retail)	2,080	10,234
Apollo Investment Corp. (Investment Companies)	5,200	34,060
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,170	36,059
Aqua America, Inc. (Water)	2,860	59,316
Arch Coal, Inc. (Coal)	2,600	39,494
Arrow Electronics, Inc.* (Electronics)	4,290	81,810
Arthur J. Gallagher & Co. (Insurance)	3,380	79,667
ArvinMeritor, Inc. (Auto Parts & Equipment)	2,730	4,778
Ashland, Inc. (Chemicals)	2,340	18,767
Associated Banc-Corp (Banks)	4,680	73,242
Astoria Financial Corp. (Savings & Loans)	2,860	25,969
Atmel Corp.* (Semiconductors)	11,180	37,341
Avnet, Inc.* (Electronics)	5,460	108,217
Avocent Corp.* (Internet)	780	11,193
BancorpSouth, Inc. (Banks)	2,600	49,140
Bank of Hawaii Corp. (Banks)	780	27,979
Barnes & Noble, Inc. (Retail)	1,300	21,346
BE Aerospace, Inc.* (Aerospace/Defense)	3,640	35,199
Beckman Coulter, Inc. (Healthcare—Products)	1,300	64,636
Belo Corp.—Class A (Media)	3,120	4,462
Bill Barrett Corp.* (Oil & Gas)	1,040	22,994
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	390	24,781
BJ’s Wholesale Club, Inc.* (Retail)	1,170	33,556
Black Hills Corp. (Electric)	1,430	37,895
Blyth, Inc. (Household Products/Wares)	910	$3,103
Bob Evans Farms, Inc. (Retail)	1,170	20,545
BorgWarner, Inc. (Auto Parts & Equipment)	2,210	37,305
Boyd Gaming Corp. (Lodging)	2,080	10,005
BRE Properties, Inc.—Class A (REIT)	1,820	46,210
Brink’s Home Security Holdings, Inc.* (Commercial Services)	1,430	32,704
Brinker International, Inc. (Retail)	3,640	39,931

Common Stocks, continued
	Shares	Value
Broadridge Financial Solutions, Inc. (Software)	1,820	$24,552
Cabot Corp. (Chemicals)	2,340	31,262
Cadence Design Systems, Inc.* (Computers)	9,360	35,381
Callaway Golf Co. (Leisure Time)	2,340	17,807
Camden Property Trust (REIT)	1,950	51,402
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,300	24,271
Carmax, Inc.* (Retail)	7,930	65,581
Carpenter Technology Corp. (Iron/Steel)	650	10,725
Cathay Bancorp, Inc. (Banks)	780	9,906
Charles River Laboratories International, Inc.* (Biotechnology)	1,430	34,906
Cheesecake Factory, Inc.* (Retail)	910	7,899
Chemtura Corp. (Chemicals)	8,710	6,533
Cimarex Energy Co. (Oil & Gas)	1,170	29,063
Cincinnati Bell, Inc.* (Telecommunications)	8,320	11,565
City National Corp. (Banks)	1,430	49,492
Coldwater Creek, Inc.* (Retail)	910	2,566
Collective Brands, Inc.* (Retail)	2,340	24,968
Commerce Bancshares, Inc. (Banks)	1,300	45,435
Commercial Metals Co. (Metal Fabricate/Hardware)	1,690	19,435
Community Health Systems, Inc.* (Healthcare—Services)	1,820	33,925
Corinthian Colleges, Inc.* (Commercial Services)	1,300	24,284
Corn Products International, Inc. (Food)	2,730	63,199
Corrections Corp. of America* (Commercial Services)	2,730	37,619
Cousins Properties, Inc. (REIT)	1,560	14,992
Covance, Inc.* (Healthcare—Services)	910	35,126
Crane Co. (Miscellaneous Manufacturing)	1,690	29,440
Cullen/Frost Bankers, Inc. (Banks)	1,170	51,211
Cytec Industries, Inc. (Chemicals)	1,690	34,544
Deluxe Corp. (Commercial Services)	1,820	20,985
DeVry, Inc. (Commercial Services)	1,170	62,689
Diebold, Inc. (Computers)	2,340	57,985
DPL, Inc. (Electric)	4,160	89,648
Duke-Weeks Realty Corp. (REIT)	5,330	49,089
Dycom Industries, Inc.* (Engineering & Construction)	780	5,312
Edwards Lifesciences Corp.* (Healthcare—Products)	780	44,842
Energen Corp. (Gas)	910	26,581
Equity One, Inc. (REIT)	1,170	16,673
Essex Property Trust, Inc. (REIT)	910	60,105
Everest Re Group, Ltd.ADR (Insurance)	2,210	139,230
Exterran Holdings, Inc.* (Oil & Gas Services)	2,340	51,854
Fair Isaac Corp. (Software)	650	8,255
Fairchild Semiconductor International, Inc.* (Semiconductors)	4,550	20,703
Federal Realty Investment Trust (REIT)	2,080	105,310
Federal Signal Corp. (Miscellaneous Manufacturing)	1,690	11,408
Ferro Corp. (Chemicals)	1,560	6,178
Fidelity National Title Group, Inc.—Class A (Insurance)	7,670	112,135
First American Financial Corp. (Insurance)	3,380	73,819
First Niagara Financial Group, Inc. (Savings & Loans)	4,290	56,027
FirstMerit Corp. (Banks)	2,990	48,348
Flowers Foods, Inc. (Food)	1,560	33,524
Foot Locker, Inc. (Retail)	5,590	41,142

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks, continued
	Shares	Value
Forest Oil Corp.* (Oil & Gas)	3,510	$52,650
Fulton Financial Corp. (Banks)	6,370	44,717
GATX Corp. (Trucking & Leasing)	1,820	43,862
Gentex Corp. (Electronics)	5,070	42,537
Granite Construction, Inc. (Engineering & Construction)	520	18,314
Great Plains Energy, Inc. (Electric)	4,290	81,810
Greif, Inc.—Class A (Packaging & Containers)	1,170	35,404
Hanesbrands, Inc.* (Apparel)	1,950	17,531
Harsco Corp. (Miscellaneous Manufacturing)	1,690	40,087
Harte-Hanks, Inc. (Advertising)	1,430	9,009
Hawaiian Electric Industries, Inc. (Electric)	3,250	70,460
Health Management Associates, Inc.—Class A* (Healthcare—Services)	3,380	5,374
Health Net, Inc.* (Healthcare—Services)	3,770	55,155
Henry Schein, Inc.* (Healthcare—Products)	1,300	48,659
Highwoods Properties, Inc. (REIT)	2,340	52,790
Hill-Rom Holdings, Inc. (Healthcare—Products)	2,210	31,117
HNI Corp. (Office Furnishings)	1,560	20,608
Horace Mann Educators Corp. (Insurance)	1,430	13,371
Hormel Foods Corp. (Food)	1,430	42,657
Hospitality Properties Trust (REIT)	3,380	45,360
Hubbell, Inc.—Class B (Electrical Components & Equipment)	2,080	64,480
IDACORP, Inc. (Electric)	1,690	49,196
IDEX Corp. (Machinery—Diversified)	1,690	38,211
Imation Corp. (Computers)	1,040	10,130
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	5,980	73,375
Integrated Device Technology, Inc.* (Semiconductors)	6,110	35,071
International Bancshares Corp. (Banks)	650	11,843
International Rectifier Corp.* (Semiconductors)	1,560	21,247
International Speedway Corp. (Entertainment)	520	12,106
Intersil Corp.—Class A (Semiconductors)	4,420	41,150
Jack Henry & Associates, Inc. (Computers)	1,300	23,140
Jefferies Group, Inc. (Diversified Financial Services)	1,950	22,503
JetBlue Airways Corp.* (Airlines)	6,630	37,327
Kansas City Southern Industries, Inc.* (Transportation)	1,430	25,969
KBR, Inc. (Engineering & Construction)	5,850	82,836
Kelly Services, Inc.—Class A (Commercial Services)	1,040	9,422
Kennametal, Inc. (Hand/Machine Tools)	2,600	41,704
Kindred Healthcare, Inc.* (Healthcare—Services)	1,040	14,113
Lancaster Colony Corp. (Miscellaneous Manufacturing)	780	28,400
Lender Processing Services, Inc. (Diversified Financial Services)	1,040	26,957
Liberty Property Trust (REIT)	3,510	70,200
Life Time Fitness, Inc.* (Leisure Time)	780	11,552
LifePoint Hospitals, Inc.* (Healthcare—Services)	780	17,581
LKQ Corp.* (Distribution/Wholesale)	1,950	22,523
Louisiana-Pacific Corp. (Forest Products & Paper)	3,250	6,760
Lubrizol Corp. (Chemicals)	2,470	84,276
M.D.C. Holdings, Inc. (Home Builders)	650	19,916
Mack-Cali Realty Corp. (REIT)	2,340	47,549
Macrovision Solutions Corp.* (Entertainment)	1,170	15,339
Manpower, Inc. (Commercial Services)	2,860	81,396

Common Stocks, continued
	Shares	Value
ManTech International Corp.—Class A* (Software)	390	$20,916
Mariner Energy, Inc.* (Oil & Gas)	1,430	14,157
Martin Marietta Materials (Building Materials)	650	52,338
Masimo Corp.* (Healthcare—Products)	1,560	43,321
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	390	15,187
MDU Resources Group, Inc. (Electric)	3,770	74,985
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,300	18,109
Mentor Graphics Corp.* (Computers)	2,340	10,904
Mercury General Corp. (Insurance)	650	25,181
Mine Safety Appliances Co. (Environmental Control)	520	10,202
Minerals Technologies, Inc. (Chemicals)	390	14,746
Modine Manufacturing Co. (Auto Parts & Equipment)	1,170	3,206
Mohawk Industries, Inc.* (Textiles)	2,080	66,789
MPS Group, Inc.* (Commercial Services)	2,080	12,584
National Fuel Gas Co. (Pipelines)	2,860	85,686
National Instruments Corp. (Computers)	1,040	22,329
Nationwide Health Properties, Inc. (REIT)	3,640	92,929
NBTY, Inc.* (Pharmaceuticals)	780	14,719
NCR Corp.* (Computers)	2,860	35,893
New York Community Bancorp (Savings & Loans)	12,480	165,360
Newfield Exploration Co.* (Oil & Gas)	1,690	32,431
Nordson Corp. (Machinery—Diversified)	520	15,709
Northeast Utilities System (Electric)	5,590	133,042
NSTAR (Electric)	3,900	131,898
NV Energy, Inc. (Electric)	8,450	90,668
O’Reilly Automotive, Inc.* (Retail)	1,820	52,907
OGE Energy Corp. (Electric)	3,380	83,418
Old Republic International Corp. (Insurance)	8,320	85,862
Olin Corp. (Chemicals)	1,040	14,612
OMEGA Healthcare Investors, Inc. (REIT)	2,860	41,842
Omnicare, Inc. (Pharmaceuticals)	1,820	50,887
ONEOK, Inc. (Gas)	3,770	110,159
Oshkosh Truck Corp. (Auto Manufacturers)	2,730	19,711
Overseas Shipholding Group, Inc. (Transportation)	390	13,923
Packaging Corp. of America (Packaging & Containers)	3,640	51,688
PacWest Bancorp (Banks)	910	15,388
Palm, Inc.* (Computers)	2,470	18,945
Patriot Coal Corp.* (Coal)	1,040	5,335
Pentair, Inc. (Miscellaneous Manufacturing)	3,510	80,274
PepsiAmericas, Inc. (Beverages)	2,080	33,550
Perrigo Co. (Pharmaceuticals)	1,820	53,417
PetSmart, Inc. (Retail)	1,690	31,721
Phillips-Van Heusen Corp. (Apparel)	1,820	34,616
Plains Exploration & Production Co.* (Oil & Gas)	1,430	30,202
PMI Group, Inc. (Insurance)	2,470	3,433
PNM Resources, Inc. (Electric)	3,120	31,325
Polycom, Inc.* (Telecommunications)	1,300	18,265
Potlatch Corp. (Forest Products & Paper)	650	16,374
Pride International, Inc.* (Oil & Gas)	3,250	52,390
Protective Life Corp. (Insurance)	2,470	20,452
Psychiatric Solutions, Inc.* (Healthcare —Services)	780	20,280
Puget Energy, Inc. (Electric)	4,680	137,592
Quanta Services, Inc.* (Commercial Services)	4,550	97,279

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks, continued
	Shares	Value
Ralcorp Holdings, Inc.* (Food)	910	$53,890
Raymond James Financial Corp. (Diversified Financial Services)	1,820	33,688
Rayonier, Inc. (Forest Products & Paper)	2,860	84,198
Realty Income Corp. (REIT)	3,770	72,648
Regency Centers Corp. (REIT)	2,470	87,191
Regis Corp. (Retail)	1,560	17,550
Reinsurance Group of America, Inc. (Insurance)	1,430	50,951
Rent-A-Center, Inc.* (Commercial Services)	2,470	36,680
RF Micro Devices, Inc.* (Telecommunications)	9,490	10,249
RPM, Inc. (Chemicals)	4,680	57,611
Ruddick Corp. (Food)	1,430	34,392
SAIC, Inc.* (Commercial Services)	4,420	87,251
Saks, Inc.* (Retail)	5,200	13,104
Scholastic Corp. (Media)	910	9,919
Scientific Games Corp.—Class A* (Entertainment)	1,300	16,341
Semtech Corp.* (Semiconductors)	1,170	13,748
Sensient Technologies Corp. (Chemicals)	1,690	36,335
Service Corp. International (Commercial Services)	9,230	41,997
Shaw Group, Inc.* (Engineering & Construction)	2,990	83,122
SL Green Realty Corp. (REIT)	2,080	32,677
Smithfield Foods, Inc.* (Food)	4,290	50,922
Sonoco Products Co. (Packaging & Containers)	3,640	83,465
Southern Union Co. (Gas)	4,550	58,650
SPX Corp. (Miscellaneous Manufacturing)	1,950	82,114
SRA International, Inc.—Class A* (Computers)	650	10,615
StanCorp Financial Group, Inc. (Insurance)	910	23,496
STERIS Corp. (Healthcare—Products)	1,170	31,122
Sybase, Inc.* (Software)	1,560	42,604
Synovus Financial Corp. (Banks)	4,680	18,533
TCF Financial Corp. (Banks)	2,210	27,382
Tech Data Corp.* (Distribution/Wholesale)	1,820	32,960
Teleflex, Inc. (Miscellaneous Manufacturing)	1,430	76,047
Telephone & Data Systems, Inc. (Telecommunications)	3,900	118,989
Temple-Inland, Inc. (Forest Products & Paper)	3,900	22,113
Terra Industries, Inc. (Chemicals)	1,690	34,611
The Brink’s Co. (Miscellaneous Manufacturing)	1,430	37,795
The Colonial BancGroup, Inc. (Banks)	7,280	5,751
The Macerich Co. (REIT)	2,730	40,240
The Ryland Group, Inc. (Home Builders)	520	8,112
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	910	29,320
Thoratec Corp.* (Healthcare—Products)	520	15,064
Tidewater, Inc. (Oil & Gas Services)	1,040	43,274
Timken Co. (Metal Fabricate/Hardware)	3,120	46,457
Tootsie Roll Industries, Inc. (Food)	520	12,412
Tupperware Corp. (Household Products/Wares)	1,040	21,382
UDR, Inc. (REIT)	4,940	57,946
UGI Corp. (Gas)	2,080	52,770
United Rentals, Inc.* (Commercial Services)	1,040	5,803
Unitrin, Inc. (Insurance)	1,820	23,223
Universal Corp. (Agriculture)	910	27,828
Universal Health Services, Inc.—Class B (Healthcare—Services)	910	34,444
URS Corp.* (Engineering & Construction)	2,990	101,809
Valeant Pharmaceuticals International* (Pharmaceuticals)	2,080	45,136
Valley National Bancorp (Banks)	2,470	32,159
Valspar Corp. (Chemicals)	3,640	63,154

Common Stocks, continued
	Shares	Value
Varian, Inc.* (Electronics)	520	$14,477
Vectren Corp. (Gas)	2,990	77,112
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,770	124,598
Vishay Intertechnology, Inc.* (Electronics)	6,760	20,010
Wabtec Corp. (Machinery—Diversified)	780	23,345
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,170	16,520
Washington Federal, Inc. (Savings & Loans)	3,120	38,314
Waste Connections, Inc.* (Environmental Control)	1,170	33,953
Webster Financial Corp. (Banks)	1,950	8,151
Weingarten Realty Investors (REIT)	2,860	46,303
WellCare Health Plans, Inc.* (Healthcare—Services)	1,560	23,057
Wendy’s/Arby’s Group, Inc.—Class A (Retail—Restaurants)	9,230	46,519
Werner Enterprises, Inc. (Transportation)	780	11,700
Westamerica Bancorp (Banks)	390	16,665
Westar Energy, Inc. (Electric)	3,900	78,312
WGL Holdings, Inc. (Gas)	910	29,211
Williams Sonoma, Inc. (Retail)	3,120	24,710
Wilmington Trust Corp. (Banks)	2,470	33,814
Wind River Systems, Inc.* (Software)	1,040	8,289
Woodward Governor Co. (Electronics)	910	18,719
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,210	22,233
YRC Worldwide, Inc.* (Transportation)	2,080	5,990
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	1,040	17,503

TOTAL COMMON STOCKS (Cost $10,724,652)		11,111,812

TOTAL INVESTMENT SECURITIES (Cost $10,724,652)—99.9%		11,111,812
Net other assets (liabilities)—0.1%		15,218

NET ASSETS—100.0%		$11,127,030

*	Non-income producing security
ADR	American Depositary Receipt

Mid-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Advertising	0.1%
Aerospace/Defense	0.3%
Agriculture	0.3%
Airlines	0.5%
Apparel	0.5%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.3%
Banks	5.1%
Beverages	0.3%
Biotechnology	1.7%
Building Materials	0.5%
Chemicals	4.3%
Coal	0.4%
Commercial Services	5.0%
Computers	2.0%

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Cosmetics/Personal Care	0.4%
Distribution/Wholesale	1.2%
Diversified Financial Services	0.9%
Electric	10.6%
Electrical Components & Equipment	0.6%
Electronics	2.6%
Engineering & Construction	2.5%
Entertainment	0.3%
Environmental Control	0.4%
Food	2.7%
Forest Products & Paper	1.2%
Gas	4.0%
Hand/Machine Tools	0.4%
Healthcare—Products	2.9%
Healthcare—Services	2.1%
Home Builders	0.3%
Household Products/Wares	0.6%
Insurance	6.3%
Internet	0.1%
Investment Companies	0.3%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.1%
Machinery—Diversified	1.2%
Media	0.1%

Metal Fabricate/Hardware	0.8%
Miscellaneous Manufacturing	4.1%
Office Furnishings	0.2%
Oil & Gas	2.2%
Oil & Gas Services	0.9%
Packaging & Containers	1.6%
Pharmaceuticals	1.7%
Pipelines	0.8%
REIT	10.0%
Retail	4.1%
Retail—Restaurants	0.4%
Savings & Loans	2.5%
Semiconductors	1.5%
Software	1.2%
Telecommunications	1.9%
Textiles	0.6%
Transportation	0.8%
Trucking & Leasing	0.4%
Water	0.5%
Other**	0.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks (100.6%)
	Shares	Value
3Com Corp.* (Telecommunications)	1,530	$3,565
99 Cents Only Stores* (Retail)	340	2,849
ACI Worldwide, Inc.* (Software)	510	8,665
Acxiom Corp. (Software)	425	4,042
ADC Telecommunications, Inc.* (Telecommunications)	1,105	5,602
ADTRAN, Inc. (Telecommunications)	510	7,726
Advance Auto Parts, Inc. (Retail)	1,445	47,295
Advent Software, Inc.* (Software)	85	1,856
Aeropostale, Inc.* (Retail)	1,020	21,532
Affiliated Managers Group, Inc.* (Diversified Financial Services)	680	27,329
AGCO Corp.* (Machinery—Diversified)	510	10,853
Airgas, Inc. (Chemicals)	680	24,011
Alaska Air Group, Inc.* (Airlines)	595	15,684
Albemarle Corp. (Chemicals)	935	20,804
Alberto-Culver Co. (Cosmetics/Personal Care)	510	12,475
Alliance Data Systems Corp.* (Commercial Services)	1,020	42,422
Alliant Techsystems, Inc.* (Aerospace/Defense)	510	41,213
AMB Property Corp. (REIT)	680	10,962
American Eagle Outfitters, Inc. (Retail)	2,125	19,146
AmeriCredit Corp.* (Diversified Financial Services)	765	3,603
Ametek, Inc. (Electrical Components & Equipment)	1,700	54,332
ANSYS, Inc.* (Software)	1,360	33,810
AptarGroup, Inc. (Miscellaneous Manufacturing)	510	15,718
Aqua America, Inc. (Water)	850	17,629
Arch Coal, Inc. (Coal)	1,105	16,785
Atmel Corp.* (Semiconductors)	2,125	7,097
Avocent Corp.* (Internet)	340	4,879
Bank of Hawaii Corp. (Banks)	425	15,245
Beckman Coulter, Inc. (Healthcare—Products)	425	21,131
Bill Barrett Corp.* (Oil & Gas)	170	3,759
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	170	10,802
BJ’s Wholesale Club, Inc.* (Retail)	425	12,189
BorgWarner, Inc. (Auto Parts & Equipment)	850	14,348
Broadridge Financial Solutions, Inc. (Software)	1,445	19,493
Brown & Brown, Inc. (Insurance)	1,785	34,147
Bucyrus International, Inc.—Class A (Machinery—Construction & Mining)	1,190	18,445
Career Education Corp.* (Commercial Services)	1,105	24,089
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	340	6,348
Carpenter Technology Corp. (Iron/Steel)	425	7,013
Cathay Bancorp, Inc. (Banks)	425	5,398
Cerner Corp.* (Software)	1,020	34,394
Charles River Laboratories International, Inc.* (Biotechnology)	425	10,374
Cheesecake Factory, Inc.* (Retail)	510	4,427
Chico’s FAS, Inc.* (Retail)	2,720	10,771
Chipotle Mexican Grill, Inc.—Class A* (Retail)	510	24,358
Church & Dwight, Inc. (Household Products/Wares)	1,105	58,819
Cimarex Energy Co. (Oil & Gas)	765	19,003
Clean Harbors, Inc.* (Environmental Control)	340	18,193
Cliffs Natural Resources, Inc. (Iron/Steel)	1,785	41,358
Coldwater Creek, Inc.* (Retail)	340	959
Commerce Bancshares, Inc. (Banks)	510	17,824
Commercial Metals Co. (Metal Fabricate/Hardware)	1,020	11,730
Commscope, Inc.* (Telecommunications)	1,105	15,934

Common Stocks, continued
	Shares	Value
Community Health Systems, Inc.* (Healthcare—Services)	680	$12,675
Comstock Resources, Inc.* (Oil & Gas)	680	25,928
Con-way, Inc. (Transportation)	680	14,980
Copart, Inc.* (Retail)	1,020	24,572
Corinthian Colleges, Inc.* (Commercial Services)	765	14,290
Corrections Corp. of America* (Commercial Services)	765	10,542
Covance, Inc.* (Healthcare—Services)	595	22,967
Cree Research, Inc.* (Semiconductors)	1,360	27,105
Cullen/Frost Bankers, Inc. (Banks)	425	18,602
Denbury Resources, Inc.* (Oil & Gas)	3,825	46,818
DeVry, Inc. (Commercial Services)	510	27,326
Dick’s Sporting Goods, Inc.* (Retail)	1,360	14,974
Digital River, Inc.* (Internet)	595	14,738
Dollar Tree, Inc.* (Retail)	1,445	61,716
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,190	37,033
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	1,190	26,120
DST Systems, Inc.* (Computers)	595	18,903
Dycom Industries, Inc.* (Engineering & Construction)	255	1,737
Eaton Vance Corp. (Diversified Financial Services)	1,785	34,165
Edwards Lifesciences Corp.* (Healthcare—Products)	510	29,320
Encore Acquisition Co.* (Oil & Gas)	850	23,103
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,785	40,109
Energen Corp. (Gas)	765	22,346
Energizer Holdings, Inc.* (Electrical Components & Equipment)	935	44,534
F5 Networks, Inc.* (Internet)	1,275	28,267
FactSet Research Systems, Inc. (Computers)	680	27,064
Fair Isaac Corp. (Software)	425	5,398
Flowers Foods, Inc. (Food)	595	12,787
FMC Corp. (Chemicals)	1,190	53,098
FMC Technologies, Inc.* (Oil & Gas Services)	1,955	57,848
Frontier Oil Corp. (Oil & Gas)	1,615	23,062
FTI Consulting, Inc.* (Commercial Services)	765	31,373
Gartner Group, Inc.* (Commercial Services)	935	13,240
Gen-Probe, Inc.* (Healthcare—Products)	850	38,267
Global Payments, Inc. (Software)	1,275	44,255
Graco, Inc. (Machinery—Diversified)	935	19,887
Granite Construction, Inc. (Engineering & Construction)	255	8,981
GUESS?, Inc. (Apparel)	935	15,044
Hanesbrands, Inc.* (Apparel)	595	5,349
Hanover Insurance Group, Inc. (Insurance)	765	30,921
Hansen Natural Corp.* (Beverages)	1,190	39,865
Harsco Corp. (Miscellaneous Manufacturing)	595	14,113
HCC Insurance Holdings, Inc. (Insurance)	1,785	41,787
Health Management Associates, Inc.—Class A* (Healthcare—Services)	2,295	3,649
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,445	7,442
Helmerich & Payne, Inc. (Oil & Gas)	1,615	36,273
Henry Schein, Inc.* (Healthcare—Products)	850	31,815
Herman Miller, Inc. (Office Furnishings)	850	9,341
Hologic, Inc.* (Healthcare—Products)	3,995	47,101
Hormel Foods Corp. (Food)	510	15,213

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks, continued
	Shares	Value
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	765	$1,293
IDEX Corp. (Machinery—Diversified)	595	13,453
IDEXX Laboratories, Inc.* (Healthcare—Products)	935	30,668
Immucor, Inc.* (Healthcare—Products)	1,020	28,264
International Bancshares Corp. (Banks)	340	6,195
International Rectifier Corp.* (Semiconductors)	425	5,789
International Speedway Corp. (Entertainment)	255	5,936
ITT Educational Services, Inc.* (Commercial Services)	510	62,480
J. Crew Group, Inc.* (Retail)	765	7,650
J.B. Hunt Transport Services, Inc. (Transportation)	1,275	28,394
Jack Henry & Associates, Inc. (Computers)	765	13,617
Jefferies Group, Inc. (Diversified Financial Services)	1,020	11,771
John Wiley & Sons, Inc. (Media)	680	24,092
Jones Lang LaSalle, Inc. (Real Estate)	510	12,041
Joy Global, Inc. (Machinery—Construction & Mining)	1,615	33,640
Kansas City Southern Industries, Inc.* (Transportation)	850	15,436
Kinetic Concepts, Inc.* (Healthcare—Products)	850	20,485
Korn/Ferry International* (Commercial Services)	680	6,392
Lam Research Corp.* (Semiconductors)	1,955	39,511
Lamar Advertising Co.* (Advertising)	1,190	10,722
Landstar System, Inc. (Transportation)	765	27,441
Lender Processing Services, Inc. (Diversified Financial Services)	850	22,032
Life Time Fitness, Inc.* (Leisure Time)	255	3,777
LifePoint Hospitals, Inc.* (Healthcare—Services)	510	11,495
Lincare Holdings, Inc.* (Healthcare—Services)	1,190	28,619
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	680	27,996
LKQ Corp.* (Distribution/Wholesale)	1,360	15,708
M.D.C. Holdings, Inc. (Home Builders)	255	7,813
Macrovision Solutions Corp.* (Entertainment)	765	10,029
ManTech International Corp.—Class A* (Software)	170	9,117
Mariner Energy, Inc.* (Oil & Gas)	765	7,573
Martin Marietta Materials (Building Materials)	340	27,377
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	765	21,045
Masimo Corp.* (Healthcare—Products)	85	2,360
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	340	13,240
MDU Resources Group, Inc. (Electric)	1,275	25,360
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	340	4,736
Mentor Graphics Corp.* (Computers)	425	1,981
Mercury General Corp. (Insurance)	255	9,879
Metavante Technologies, Inc.* (Software)	1,360	19,734
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	510	33,956
Mine Safety Appliances Co. (Environmental Control)	255	5,003
Minerals Technologies, Inc. (Chemicals)	85	3,214
MPS Group, Inc.* (Commercial Services)	510	3,086
MSC Industrial Direct Co.—Class A (Retail)	680	23,297
National Instruments Corp. (Computers)	425	9,125
Navigant Consulting Co.* (Commercial Services)	765	10,962
NBTY, Inc.* (Pharmaceuticals)	510	9,624
NCR Corp.* (Computers)	1,190	14,934
Netflix, Inc.* (Internet)	680	24,575
NeuStar, Inc.* (Telecommunications)	1,190	16,208
Newfield Exploration Co.* (Oil & Gas)	1,275	24,467
Nordson Corp. (Machinery—Diversified)	255	7,704

Common Stocks, continued
	Shares	Value
NVR, Inc.* (Home Builders)	85	$36,218
O’Reilly Automotive, Inc.* (Retail)	1,275	37,064
Oceaneering International, Inc.* (Oil & Gas Services)	850	29,291
Olin Corp. (Chemicals)	765	10,748
Omnicare, Inc. (Pharmaceuticals)	850	23,766
Overseas Shipholding Group, Inc. (Transportation)	255	9,103
Palm, Inc.* (Computers)	680	5,216
Parametric Technology Corp.* (Software)	1,785	16,065
Patriot Coal Corp.* (Coal)	510	2,616
Patterson-UTI Energy, Inc. (Oil & Gas)	2,380	22,753
Perrigo Co. (Pharmaceuticals)	425	12,474
PetSmart, Inc. (Retail)	1,275	23,932
Pharmaceutical Product Development, Inc. (Commercial Services)	1,870	44,674
Plains Exploration & Production Co.* (Oil & Gas)	1,020	21,542
Plantronics, Inc. (Telecommunications)	765	7,765
Polycom, Inc.* (Telecommunications)	765	10,748
Potlatch Corp. (Forest Products & Paper)	340	8,565
Priceline.com, Inc.* (Internet)	595	39,919
Pride International, Inc.* (Oil & Gas)	1,360	21,923
Psychiatric Solutions, Inc.* (Healthcare—Services)	510	13,260
Quanta Services, Inc.* (Commercial Services)	1,105	23,625
Quicksilver Resources, Inc.* (Oil & Gas)	1,700	11,781
Ralcorp Holdings, Inc.* (Food)	425	25,168
Raymond James Financial Corp. (Diversified Financial Services)	680	12,587
Reinsurance Group of America, Inc. (Insurance)	510	18,171
Reliance Steel & Aluminum Co. (Iron/Steel)	1,020	22,573
ResMed, Inc.* (Healthcare—Products)	1,190	47,481
Rollins, Inc. (Commercial Services)	680	10,608
Roper Industries, Inc. (Miscellaneous Manufacturing)	1,360	55,950
Ross Stores, Inc. (Retail)	2,040	60,017
SAIC, Inc.* (Commercial Services)	1,190	23,491
Scientific Games Corp.—Class A* (Entertainment)	510	6,411
SEI Investments Co. (Software)	2,040	25,847
Semtech Corp.* (Semiconductors)	425	4,994
Sepracor, Inc.* (Pharmaceuticals)	1,700	25,840
Silicon Laboratories, Inc.* (Semiconductors)	680	15,660
Sotheby’s (Commercial Services)	1,020	8,864
SRA International, Inc.—Class A* (Computers)	425	6,940
StanCorp Financial Group, Inc. (Insurance)	340	8,779
Steel Dynamics, Inc. (Iron/Steel)	2,550	27,081
STERIS Corp. (Healthcare—Products)	425	11,305
Strayer Education, Inc. (Commercial Services)	255	55,190
Superior Energy Services, Inc.* (Oil & Gas Services)	1,190	18,540
SVB Financial Group* (Banks)	510	10,593
Sybase, Inc.* (Software)	595	16,249
Synopsys, Inc.* (Computers)	2,210	40,885
Synovus Financial Corp. (Banks)	2,380	9,425
TCF Financial Corp. (Banks)	850	10,531
Techne Corp. (Healthcare—Products)	595	35,682
Terex Corp.* (Machinery—Construction & Mining)	1,445	17,109
Terra Industries, Inc. (Chemicals)	850	17,408
The Corporate Executive Board Co. (Commercial Services)	510	10,302
The Ryland Group, Inc. (Home Builders)	425	6,630

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks, continued
	Shares	Value
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	340	$10,955
The Timberland Co.—Class A* (Apparel)	680	7,473
The Warnaco Group, Inc.* (Apparel)	765	17,320
Thomas & Betts Corp.* (Electronics)	850	18,181
Thor Industries, Inc. (Home Builders)	510	5,396
Thoratec Corp.* (Healthcare—Products)	680	19,700
Tidewater, Inc. (Oil & Gas Services)	340	14,147
Toll Brothers, Inc.* (Home Builders)	2,040	34,721
Tootsie Roll Industries, Inc. (Food)	170	4,058
Trimble Navigation, Ltd.* (Electronics)	1,870	27,713
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,275	14,675
Tupperware Corp. (Household Products/Wares)	510	10,486
UGI Corp. (Gas)	765	19,408
Under Armour, Inc.—Class A* (Retail)	595	11,007
Unit Corp.* (Oil & Gas)	765	19,079
United Rentals, Inc.* (Commercial Services)	510	2,846
United Therapeutics Corp.* (Pharmaceuticals)	340	23,103
Universal Health Services, Inc.—Class B (Healthcare—Services)	425	16,086
Urban Outfitters, Inc.* (Retail)	1,785	27,810
Valeant Pharmaceuticals International* (Pharmaceuticals)	340	7,378
Valley National Bancorp (Banks)	765	9,960
ValueClick, Inc.* (Internet)	1,360	8,500
Varian, Inc.* (Electronics)	170	4,733
VCA Antech, Inc.* (Pharmaceuticals)	1,275	23,995
Vertex Pharmaceuticals, Inc.* (Biotechnology)	765	25,283
W.R. Berkley Corp. (Insurance)	2,125	56,270
Wabtec Corp. (Machinery—Diversified)	425	12,720
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	850	12,002
Waste Connections, Inc.* (Environmental Control)	680	19,734
Wendy’s/Arby’s Group, Inc.—Class A (Retail—Restaurants)	2,550	12,852
Werner Enterprises, Inc. (Transportation)	340	5,100
Westamerica Bancorp (Banks)	255	10,896
Western Digital Corp.* (Computers)	3,485	51,160
WGL Holdings, Inc. (Gas)	340	10,914
Wind River Systems, Inc.* (Software)	595	4,742
Woodward Governor Co. (Electronics)	425	8,742
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	510	8,583

TOTAL COMMON STOCKS (Cost $4,237,224)		4,776,861

Repurchase Agreements (0.8%)
	Principal Amount
Bank of America, 0.18%, 2/2/09, dated 1/30/09, with a repurchase price of $8,000 (Collateralized by $10,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $10,017)	$8,000	8,000
Deutsche Bank, 0.20%, 2/2/09, dated 1/30/09, with a repurchase price of $13,000 (Collateralized by $14,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $13,989)	13,000	13,000

Repurchase Agreements, continued
	Principal Amount	Value
HSBC, 0.19%, 2/2/09, dated 1/30/09, with a repurchase price of $11,000 (Collateralized by $12,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $11,990)	$11,000	$11,000
UMB, 0.19%, 2/2/09, dated 1/30/09, with a repurchase price of $7,000 (Collateralized by $7,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $7,228)	7,000	7,000

TOTAL REPURCHASE AGREEMENTS (Cost $39,000)		39,000

TOTAL INVESTMENT SECURITIES (Cost $4,276,224)—101.4%		4,815,861
Net other assets (liabilities)—(1.4)%		(67,442)

NET ASSETS—100.0%		$4,748,419

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at January 31, 2009.

Mid-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Advertising	0.2%
Aerospace/Defense	0.9%
Airlines	0.3%
Apparel	1.0%
Auto Parts & Equipment	0.3%
Banks	2.3%
Beverages	0.8%
Biotechnology	0.9%
Building Materials	0.6%
Chemicals	2.7%
Coal	0.5%
Commercial Services	9.0%
Computers	4.0%
Cosmetics/Personal Care	0.3%
Distribution/Wholesale	0.3%
Diversified Financial Services	2.7%
Electric	0.5%
Electrical Components & Equipment	2.7%
Electronics	1.3%
Engineering & Construction	0.2%
Entertainment	1.0%
Environmental Control	0.9%
Food	1.2%
Forest Products & Paper	0.2%
Gas	1.1%
Hand/Machine Tools	0.6%
Healthcare—Products	7.6%
Healthcare—Services	2.3%
Home Builders	1.9%
Household Products/Wares	1.6%
Insurance	4.3%
Internet	2.5%
Iron/Steel	2.1%
Leisure Time	0.1%

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Machinery—Construction & Mining	1.5%
Machinery—Diversified	1.6%
Media	0.5%
Metal Fabricate/Hardware	0.2%
Miscellaneous Manufacturing	3.3%
Office Furnishings	0.2%
Oil & Gas	6.7%
Oil & Gas Services	2.7%
Pharmaceuticals	3.6%
REIT	0.2%
Real Estate	0.3%
Retail	9.3%
Retail—Restaurants	0.3%
Semiconductors	2.1%
Software	4.9%
Telecommunications	1.4%
Toys/Games/Hobbies	0.4%
Transportation	2.1%
Water	0.4%
Other**	(0.6)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks (100.4%)
	Shares	Value
4Kids Entertainment, Inc.* (Media)	1,344	$2,244
A.H. Belo Corp.—Class A (Media)	1,848	3,696
Aaron Rents, Inc. (Commercial Services)	1,848	40,397
ABM Industries, Inc. (Commercial Services)	4,704	69,854
Acadia Realty Trust (REIT)	3,360	39,211
Actel Corp.* (Semiconductors)	1,680	15,154
Acuity Brands, Inc. (Miscellaneous Manufacturing)	2,016	54,170
Adaptec, Inc.* (Telecommunications)	12,936	36,091
Administaff, Inc. (Commercial Services)	2,352	49,604
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	3,528	31,681
Agilysys, Inc. (Computers)	2,352	8,397
Albany International Corp.—Class A (Machinery—Diversified)	2,856	28,589
ALLETE, Inc. (Electric)	2,856	88,822
Alliance One International, Inc.* (Agriculture)	9,408	22,579
AMCOL International Corp. (Mining)	840	12,172
American Medical Systems Holdings, Inc.* (Healthcare—Products)	4,032	43,142
American States Water Co. (Water)	1,848	63,885
American Vanguard Corp. (Chemicals)	504	7,162
AMERIGROUP Corp.* (Healthcare—Services)	5,544	155,066
AMN Healthcare Services, Inc.* (Commercial Services)	1,176	7,997
Analogic Corp. (Electronics)	1,344	33,600
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	1,848	3,733
Anixter International, Inc.* (Telecommunications)	1,344	36,261
Apogee Enterprises, Inc. (Building Materials)	3,024	30,996
Applied Industrial Technologies, Inc. (Machinery—Diversified)	3,864	61,013
Applied Signal Technology, Inc. (Telecommunications)	504	8,840
Arbitron, Inc. (Commercial Services)	1,512	22,710
Arch Chemicals, Inc. (Chemicals)	2,688	60,238
Arctic Cat, Inc. (Leisure Time)	1,344	5,766
Arkansas Best Corp. (Transportation)	2,688	62,872
ArQule, Inc.* (Biotechnology)	2,016	7,963
Arris Group, Inc.* (Telecommunications)	4,704	33,492
ATC Technology Corp.* (Auto Parts & Equipment)	1,344	17,539
Atmos Energy Corp. (Gas)	9,744	239,215
Atwood Oceanics, Inc.* (Oil & Gas)	2,520	41,958
Audiovox Corp.—Class A* (Telecommunications)	2,016	9,092
Avid Technology, Inc.* (Software)	3,192	31,952
Avista Corp. (Electric)	5,712	108,756
Axcelis Technologies, Inc.* (Semiconductors)	10,920	3,112
Baldor Electric Co. (Hand/Machine Tools)	4,872	68,257
Bank Mutual Corp. (Banks)	5,040	44,503
BankAtlantic Bancorp, Inc.,—Class A (Savings & Loans)	840	1,949
Barnes Group, Inc. (Miscellaneous Manufacturing)	4,536	51,257
Bassett Furniture Industries, Inc. (Home Furnishings)	1,176	3,869
Belden, Inc. (Electrical Components & Equipment)	4,872	63,628
Benchmark Electronics, Inc.* (Electronics)	3,192	37,474
Big 5 Sporting Goods Corp. (Retail)	2,352	12,372
Bio-Reference Laboratoriess, Inc.* (Healthcare—Services)	336	8,198
BioMed Realty Trust, Inc. (REIT)	8,568	94,591
Black Box Corp. (Telecommunications)	1,848	40,342

Common Stocks, continued
	Shares	Value
Blue Coat Systems, Inc.* (Internet)	2,520	$24,167
Blue Nile, Inc.* (Internet)	672	13,588
Boston Private Financial Holdings, Inc. (Banks)	6,720	31,651
Bowne & Co., Inc. (Commercial Services)	2,892	8,098
Brady Corp.—Class A (Electronics)	2,184	45,689
Briggs & Stratton Corp. (Machinery—Diversified)	5,208	77,026
Brightpoint, Inc.* (Distribution/Wholesale)	5,376	25,160
Bristow Group, Inc.* (Transportation)	1,680	40,639
Brookline Bancorp, Inc. (Savings & Loans)	6,216	60,109
Brooks Automation, Inc.* (Semiconductors)	3,528	16,123
Brown Shoe Co., Inc. (Retail)	4,536	21,274
Brunswick Corp. (Leisure Time)	9,240	25,687
Buckeye Technologies, Inc.* (Forest Products & Paper)	4,032	11,773
Buffalo Wild Wings, Inc.* (Retail)	1,176	26,413
C&D Technologies, Inc.* (Electrical Components & Equipment)	2,856	8,511
Cabela’s, Inc.* (Retail)	4,200	23,562
Cabot Microelectronics Corp.* (Chemicals)	1,176	26,766
Cal-Maine Foods, Inc. (Food)	672	18,198
Calgon Carbon Corp.* (Environmental Control)	3,696	46,459
California Pizza Kitchen, Inc.* (Retail)	1,344	13,924
Cambrex Corp.* (Biotechnology)	1,008	3,296
Cascade Corp. (Machinery—Diversified)	336	7,691
Casey’s General Stores, Inc. (Retail)	2,184	46,410
Cash America International, Inc. (Retail)	1,344	24,568
Catapult Communications Corp.* (Computers)	504	3,478
CDI Corp. (Commercial Services)	1,344	14,408
Cedar Shopping Centers, Inc. (REIT)	4,704	28,835
Centene Corp.* (Healthcare—Services)	4,536	80,423
Central Garden & Pet Co.—Class A* (Household Products/Wares)	7,560	45,360
Central Pacific Financial Corp. (Banks)	3,024	20,352
Central Vermont Public Service Corp. (Electric)	1,176	26,578
Century Aluminum Co.* (Mining)	5,880	20,874
CH Energy Group, Inc. (Electric)	1,680	84,974
Champion Enterprises, Inc.* (Home Builders)	8,232	3,787
Charlotte Russe Holding, Inc.* (Retail)	2,184	11,248
Checkpoint Systems, Inc.* (Electronics)	4,032	36,086
Christopher & Banks Corp. (Retail)	3,696	14,340
Ciber, Inc.* (Computers)	5,712	24,904
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,008	22,428
CKE Restaurants, Inc. (Retail)	2,352	19,522
Clarcor, Inc. (Miscellaneous Manufacturing)	2,520	76,457
Clearwater Paper Corp.* (Forest Products & Paper)	504	5,700
Cleco Corp. (Electric)	6,384	145,874
Cognex Corp. (Machinery—Diversified)	2,184	28,523
Cohu, Inc. (Semiconductors)	1,008	10,060
Colonial Properties Trust (REIT)	5,040	37,044
Columbia Banking System, Inc. (Banks)	1,848	16,447
Community Bank System, Inc. (Banks)	3,528	63,328
CONMED Corp.* (Healthcare—Products)	1,848	28,921
Consolidated Graphics, Inc.* (Commercial Services)	1,176	18,945
Cooper Cos., Inc. (Healthcare—Products)	2,352	44,617
Corus Bankshares, Inc. (Banks)	3,360	3,730
CorVel Corp.* (Commercial Services)	336	5,927
Cross Country Healthcare, Inc.* (Commercial Services)	3,192	23,908

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks, continued
	Shares	Value
CryoLife, Inc.* (Biotechnology)	2,184	$17,996
CSG Systems International, Inc.* (Software)	1,848	26,796
CTS Corp. (Electronics)	3,528	18,134
Cubic Corp. (Electronics)	840	22,814
Cyberonics, Inc.* (Healthcare—Products)	1,680	25,855
Cypress Semiconductor Corp.* (Semiconductors)	15,288	68,949
Datascope Corp. (Healthcare—Products)	1,856	98,368
Delphi Financial Group, Inc.—Class A (Insurance)	4,368	66,263
DiamondRock Hospitality Co. (REIT)	9,576	39,262
Digi International, Inc.* (Software)	1,008	7,661
Dime Community Bancshares, Inc. (Savings & Loans)	2,856	28,703
DineEquity, Inc. (Retail)	1,680	14,851
DSP Group, Inc.* (Semiconductors)	2,856	18,593
E.W. Scripps Co. (Media)	3,024	4,869
EastGroup Properties, Inc. (REIT)	2,688	81,661
Eclipsys Corp.* (Software)	3,696	32,377
El Paso Electric Co.* (Electric)	2,856	47,238
EMCOR Group, Inc.* (Engineering & Construction)	6,888	141,824
EMS Technologies, Inc.* (Telecommunications)	1,176	28,224
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,184	39,967
Entertainment Properties Trust (REIT)	3,528	79,909
Enzo Biochem, Inc.* (Biotechnology)	2,520	12,323
Esterline Technologies Corp.* (Aerospace/Defense)	1,680	60,631
Ethan Allen Interiors, Inc. (Home Furnishings)	3,024	34,443
Exar Corp.* (Semiconductors)	2,688	18,198
Extra Space Storage, Inc. (REIT)	9,072	73,574
FairPoint Communications, Inc. (Telecommunications)	9,408	25,684
FEI Co.* (Electronics)	2,520	45,864
Financial Federal Corp. (Diversified Financial Services)	2,688	58,383
First BanCorp (Banks)	3,696	26,279
First Commonwealth Financial Corp. (Banks)	7,728	74,111
First Financial Bancorp (Banks)	3,360	27,283
First Financial Bankshares, Inc. (Banks)	1,176	52,203
First Midwest Bancorp, Inc. (Banks)	5,208	52,080
Flagstar Bancorp, Inc.* (Savings & Loans)	6,216	3,730
Forestar Group, Inc.* (Real Estate)	3,864	43,084
Forrester Research, Inc.* (Commercial Services)	672	14,031
Franklin Street Properties Corp. (REIT)	5,376	61,394
Fred’s, Inc. (Retail)	4,200	43,092
Frontier Financial Corp. (Banks)	5,040	8,921
Fuller (H.B.) Co. (Chemicals)	5,208	72,756
G & K Services, Inc. (Textiles)	2,016	37,195
GenCorp, Inc.* (Aerospace/Defense)	5,208	15,103
General Communication, Inc.—Class A* (Telecommunications)	2,688	17,660
Genesco, Inc. (Retail)	1,008	15,523
Gentiva Health Services, Inc.* (Healthcare—Services)	1,680	42,470
Georgia Gulf Corp. (Chemicals)	3,192	3,000
Gerber Scientific, Inc.* (Machinery—Diversified)	2,520	7,913
Gevity HR, Inc. (Commercial Services)	2,688	5,403
Gibraltar Industries, Inc. (Iron/Steel)	2,856	29,217
Glacier Bancorp, Inc. (Banks)	2,856	43,840

Common Stocks, continued
	Shares	Value
Greatbatch, Inc.* (Electrical Components & Equipment)	1,344	$31,315
Griffon Corp.* (Miscellaneous Manufacturing)	5,208	51,820
Group 1 Automotive, Inc. (Retail)	2,520	25,124
Guaranty Financial Group, Inc.* (Savings & Loans)	11,592	18,084
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,512	19,036
Haemonetics Corp.* (Healthcare—Products)	1,344	79,498
Hancock Holding Co. (Banks)	1,176	32,187
Hanmi Financial Corp. (Banks)	2,184	4,171
Harmonic, Inc.* (Telecommunications)	10,080	51,912
Haverty Furniture Cos., Inc. (Retail)	2,016	16,168
Healthcare Services Group, Inc. (Commercial Services)	2,352	36,033
HealthSpring, Inc.* (Healthcare—Services)	2,352	40,972
Heidrick & Struggles International, Inc. (Commercial Services)	504	7,661
Hillenbrand, Inc. (Commercial Services)	6,552	121,146
HMS Holdings Corp.* (Commercial Services)	1,344	41,597
Holly Corp. (Oil & Gas)	1,008	23,557
Home Bancshares, Inc. (Banks)	504	10,377
Home Properties, Inc. (REIT)	3,360	120,590
Hot Topic, Inc.* (Retail)	1,848	15,782
Hub Group, Inc.—Class A* (Transportation)	1,848	41,950
Hutchinson Technology, Inc.* (Computers)	2,352	7,456
Iconix Brand Group, Inc.* (Apparel)	3,024	25,008
Independent Bank Corp. (Banks)	2,016	3,205
Independent Bank Corp. (Banks)	1,008	18,688
Infinity Property & Casualty Corp. (Insurance)	840	32,256
Informatica Corp.* (Software)	5,544	70,741
Inland Real Estate Corp. (REIT)	6,048	59,694
Insight Enterprises, Inc.* (Retail)	4,872	25,237
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	1,848	34,668
Interface, Inc.—Class A (Office Furnishings)	5,880	23,990
Intermec, Inc.* (Machinery—Diversified)	3,024	37,558
Interval Leisure Group, Inc.* (Leisure Time)	2,016	10,100
Interwoven, Inc.* (Internet)	3,528	55,637
Invacare Corp. (Healthcare—Products)	3,360	64,042
Investment Technology Group, Inc.* (Diversified Financial Services)	2,016	43,707
Irwin Financial Corp.* (Banks)	2,016	4,818
Itron, Inc.* (Electronics)	1,848	120,674
J & J Snack Foods Corp. (Food)	840	29,324
Jack in the Box, Inc.* (Retail)	2,184	49,337
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,344	24,649
JDA Software Group, Inc.* (Software)	2,856	31,987
Jo-Ann Stores, Inc.* (Retail)	2,688	34,326
John Bean Technologies Corp. (Miscellaneous Manufacturing)	2,856	27,703
Kaman Corp. (Aerospace/Defense)	2,688	51,314
Kaydon Corp. (Metal Fabricate/Hardware)	1,512	41,126
Keithley Instruments, Inc. (Electronics)	1,512	5,247
Kendle International, Inc.* (Commercial Services)	504	9,626
Kensey Nash Corp.* (Healthcare—Products)	672	13,890
Kilroy Realty Corp. (REIT)	3,528	80,650
Kirby Corp.* (Transportation)	2,184	52,372
Kite Realty Group Trust (REIT)	3,528	16,335
Kopin Corp.* (Semiconductors)	4,704	7,432
La-Z-Boy, Inc. (Home Furnishings)	5,376	5,215

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks, continued
	Shares	Value
LaBranche & Co., Inc.* (Diversified Financial Services)	3,696	$25,355
Laclede Group, Inc. (Gas)	1,008	45,753
Lance, Inc. (Food)	3,360	63,269
Landauer, Inc. (Commercial Services)	336	23,043
Landry’s Restaurants, Inc. (Retail)	1,344	8,682
LaSalle Hotel Properties (REIT)	2,016	16,793
Lawson Products, Inc. (Metal Fabricate/Hardware)	504	9,636
Lennox International, Inc. (Building Materials)	5,040	141,674
Lexington Corporate Properties Trust (REIT)	7,728	34,235
Lindsay Manufacturing Co. (Machinery—Diversified)	504	13,104
Lithia Motors, Inc.—Class A (Retail)	1,680	5,141
Littelfuse, Inc.* (Electrical Components & Equipment)	1,008	15,422
Live Nation, Inc.* (Commercial Services)	8,232	43,053
Liz Claiborne, Inc. (Apparel)	10,080	22,176
LoJack Corp.* (Electronics)	672	2,554
LTC Properties, Inc. (REIT)	2,520	52,139
Lydall, Inc.* (Miscellaneous Manufacturing)	1,848	6,819
M/I Schottenstein Homes, Inc. (Home Builders)	1,512	13,366
MagneTek, Inc.* (Electrical Components & Equipment)	3,192	6,384
Manhattan Associates, Inc.* (Computers)	1,176	18,040
Marcus Corp. (Lodging)	2,184	22,561
MarineMax, Inc.* (Retail)	2,016	3,548
Matrix Service Co.* (Oil & Gas Services)	2,688	14,220
MAXIMUS, Inc. (Commercial Services)	2,016	74,915
MedCath Corp.* (Healthcare—Services)	2,016	12,681
Medical Properties Trust, Inc. (REIT)	3,192	14,524
Mercury Computer Systems, Inc.* (Computers)	2,352	14,041
Merit Medical Systems, Inc.* (Healthcare—Products)	1,344	20,684
Methode Electronics, Inc. (Electronics)	4,032	18,628
Microsemi Corp.* (Semiconductors)	4,536	38,102
Mid-America Apartment Communities, Inc. (REIT)	3,024	89,329
Midas, Inc.* (Commercial Services)	1,512	13,230
Mobile Mini, Inc.* (Storage/Warehousing)	1,680	21,235
Moog, Inc.—Class A* (Aerospace/Defense)	2,184	65,433
Movado Group, Inc. (Retail)	1,848	14,193
MTS Systems Corp. (Computers)	840	22,000
Multimedia Games, Inc.* (Leisure Time)	2,520	4,309
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	504	10,549
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,024	18,960
Nash Finch Co. (Food)	1,344	57,832
National Financial Partners (Diversified Financial Services)	4,200	10,794
National Penn Bancshares, Inc. (Banks)	8,568	82,938
National Presto Industries, Inc. (Housewares)	504	33,839
National Retail Properties, Inc. (REIT)	8,232	118,788
NCI Building Systems, Inc.* (Building Materials)	2,016	23,365
Neenah Paper, Inc. (Forest Products & Paper)	1,512	10,176
Network Equipment Technologies, Inc.* (Telecommunications)	3,192	9,991
New Jersey Resources Corp. (Gas)	4,536	181,848
NewMarket Corp. (Chemicals)	336	10,584
Newport Corp.* (Electronics)	3,864	20,672
Northwest Natural Gas Co. (Gas)	2,856	122,637

Common Stocks, continued
	Shares	Value
Novatel Wireless, Inc.* (Telecommunications)	3,192	$17,684
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	1,512	15,014
O’Charley’s, Inc. (Retail)	2,184	5,460
Odyssey Healthcare, Inc.* (Healthcare—Services)	1,848	18,332
OfficeMax, Inc. (Retail)	8,064	44,433
Old National Bancorp (Banks)	7,056	89,823
Olympic Steel, Inc. (Iron/Steel)	336	5,332
OM Group, Inc.* (Chemicals)	3,192	61,861
Omnicell, Inc.* (Software)	1,512	11,809
On Assignment, Inc.* (Commercial Services)	3,864	17,890
Osteotech, Inc.* (Healthcare—Products)	1,848	5,618
Owens & Minor, Inc. (Distribution/Wholesale)	4,368	173,715
Oxford Industries, Inc. (Apparel)	1,512	10,070
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,184	26,885
PAREXEL International Corp.* (Commercial Services)	3,360	33,230
Parkway Properties, Inc. (REIT)	1,680	25,066
PC-Tel, Inc. (Internet)	1,176	7,597
Peet’s Coffee & Tea, Inc.* (Beverages)	672	13,655
Penford Corp. (Chemicals)	1,176	10,184
Pennsylvania REIT (REIT)	4,200	18,606
Perry Ellis International, Inc.* (Apparel)	1,176	4,516
PharMerica Corp.* (Pharmaceuticals)	1,512	24,857
Phase Forward, Inc.* (Software)	3,024	40,824
Phoenix Technologies, Ltd.* (Software)	2,352	6,068
Piedmont Natural Gas Co., Inc. (Gas)	4,200	108,822
Pinnacle Entertainment, Inc.* (Entertainment)	3,024	20,503
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,680	48,233
Polaris Industries, Inc. (Leisure Time)	1,344	28,587
PolyOne Corp.* (Chemicals)	9,744	19,975
Post Properties, Inc. (REIT)	4,704	61,575
Presidential Life Corp. (Insurance)	2,352	22,744
ProAssurance Corp.* (Insurance)	1,512	71,457
Progress Software Corp.* (Software)	2,016	34,393
Prosperity Bancshares, Inc. (Banks)	2,184	59,077
Provident Bankshares Corp. (Banks)	3,528	22,650
PS Business Parks, Inc. (REIT)	1,512	64,865
PSS World Medical, Inc.* (Healthcare—Products)	3,024	48,021
Quaker Chemical Corp. (Chemicals)	1,176	13,418
Quanex Building Products Corp. (Building Materials)	4,032	34,232
Quiksilver, Inc.* (Apparel)	13,440	28,224
Radiant Systems, Inc.* (Computers)	1,176	4,069
RadiSys Corp.* (Computers)	2,352	11,125
RC2 Corp.* (Toys/Games/Hobbies)	1,008	5,856
Red Robin Gourmet Burgers, Inc.* (Retail)	1,680	20,462
Regal-Beloit Corp. (Hand/Machine Tools)	1,512	51,347
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,864	67,543
RehabCare Group, Inc.* (Healthcare—Services)	1,848	25,780
Res-Care, Inc.* (Healthcare—Services)	1,344	18,211
Rewards Network, Inc.* (Commercial Services)	2,856	7,540
RLI Corp. (Insurance)	840	47,452
Robbins & Myers, Inc. (Machinery—Diversified)	3,696	63,904
Rock-Tenn Co.—Class A (Forest Products & Paper)	4,032	125,677
Rogers Corp.* (Electronics)	840	20,580
RTI International Metals, Inc.* (Mining)	1,176	15,653
Ruby Tuesday, Inc.* (Retail)	5,544	6,875

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks, continued
	Shares	Value
Rudolph Technologies, Inc.* (Semiconductors)	3,192	$8,970
Russ Berrie and Co., Inc.* (Household Products/Wares)	1,848	3,160
S&T Bancorp, Inc. (Banks)	1,848	46,995
Safety Insurance Group, Inc. (Insurance)	1,680	58,834
Sanderson Farms, Inc. (Food)	840	30,391
Savient Pharmaceuticals, Inc.* (Biotechnology)	3,360	18,614
ScanSource, Inc.* (Distribution/Wholesale)	1,008	18,870
School Specialty, Inc.* (Retail)	1,680	27,720
Schulman (A.), Inc. (Chemicals)	2,688	40,723
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,680	35,952
Selective Insurance Group, Inc. (Insurance)	2,856	43,840
Senior Housing Properties Trust (REIT)	12,096	195,713
Skechers U.S.A., Inc.—Class A* (Apparel)	3,528	35,139
Skyline Corp. (Home Builders)	672	13,494
Skyworks Solutions, Inc.* (Semiconductors)	10,584	45,723
Smith Corp. (Miscellaneous Manufacturing)	2,352	64,633
Sonic Automotive, Inc. (Retail)	3,024	6,139
Sonic Corp.* (Retail)	3,864	37,635
Sonic Solutions* (Electronics)	1,008	1,320
South Financial Group, Inc. (Banks)	7,896	14,844
South Jersey Industries, Inc. (Gas)	3,192	119,062
Southwest Gas Corp. (Gas)	4,704	121,175
Sovran Self Storage, Inc. (REIT)	2,352	61,152
Spartan Motors, Inc. (Auto Parts & Equipment)	3,528	15,312
Spherion Corp.* (Commercial Services)	5,376	7,688
SPSS, Inc.* (Software)	840	21,571
Stage Stores, Inc. (Retail)	4,032	28,829
Standard Microsystems Corp.* (Semiconductors)	1,176	16,288
Standard Motor Products, Inc. (Auto Parts & Equipment)	1,344	3,158
Standard Pacific Corp.* (Home Builders)	9,744	13,739
Standex International Corp. (Miscellaneous Manufacturing)	1,344	20,630
StarTek, Inc.* (Commercial Services)	1,176	5,457
Stein Mart, Inc.* (Retail)	2,688	3,145
Stepan Co. (Chemicals)	840	30,820
Sterling Bancorp (Banks)	1,848	20,365
Sterling Bancshares, Inc. (Banks)	7,728	42,968
Sterling Financial Corp. (Savings & Loans)	5,544	10,256
Stewart Information Services Corp. (Insurance)	1,848	27,424
Stone Energy Corp.* (Oil & Gas)	3,696	31,712
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	1,344	8,884
Superior Industries International, Inc. (Auto Parts & Equipment)	2,520	25,880
Supertex, Inc.* (Semiconductors)	504	11,436
Susquehanna Bancshares, Inc. (Banks)	9,072	99,792
SWS Group, Inc. (Diversified Financial Services)	1,344	19,690
Symmetricom, Inc.* (Telecommunications)	2,856	10,596
SYNNEX Corp.* (Software)	2,016	30,946
Take-Two Interactive Software, Inc. (Software)	5,208	36,560
Taleo Corp.—Class A* (Software)	1,848	15,579
Tanger Factory Outlet Centers, Inc. (REIT)	3,360	101,808
Technitrol, Inc. (Electronics)	4,368	9,610
Tekelec* (Telecommunications)	4,200	52,164
Tetra Tech, Inc.* (Environmental Control)	4,200	97,566
Texas Industries, Inc. (Building Materials)	2,856	64,860

Common Stocks, continued
	Shares	Value
Texas Roadhouse, Inc.—Class A* (Retail)	2,688	$20,509
The Andersons, Inc. (Agriculture)	1,848	30,289
The Buckle, Inc. (Retail)	1,344	28,426
The Cato Corp.—Class A (Retail)	3,192	42,230
The Finish Line, Inc.—Class A (Retail)	5,880	27,930
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	3,192	22,727
The Hain Celestial Group, Inc.* (Food)	2,184	33,240
The Men’s Wearhouse, Inc. (Retail)	5,544	64,588
The Nautilus Group, Inc.* (Leisure Time)	2,352	3,269
The Navigators Group, Inc.* (Insurance)	672	34,500
The Pep Boys—Manny, Moe & Jack (Retail)	4,704	13,595
The Standard Register Co. (Household Products/Wares)	1,344	9,771
The Steak n Shake Co.* (Retail)	3,024	17,297
Theragenics Corp.* (Pharmaceuticals)	3,528	4,551
THQ, Inc.* (Software)	7,056	27,871
Ticketmaster Entertainment, Inc.* (Commercial Services)	1,848	10,996
Tollgrade Communications, Inc.* (Telecommunications)	1,008	5,806
Tompkins Financial Corp. (Banks)	504	25,276
Tower Group, Inc. (Insurance)	1,176	29,482
Tredegar Corp. (Miscellaneous Manufacturing)	2,016	33,264
TreeHouse Foods, Inc.* (Food)	1,680	44,335
TriQuint Semiconductor, Inc.* (Semiconductors)	15,456	31,221
Triumph Group, Inc. (Aerospace/Defense)	1,680	76,070
TrueBlue, Inc.* (Commercial Services)	2,016	17,136
TrustCo Bank Corp. NY (Banks)	8,064	54,029
Tuesday Morning Corp.* (Retail)	3,192	3,767
Tween Brands, Inc.* (Retail)	2,688	7,231
UCBH Holdings, Inc. (Banks)	5,544	12,918
UIL Holdings Corp. (Electric)	2,688	71,044
Ultratech Stepper, Inc.* (Semiconductors)	1,680	18,816
UMB Financial Corp. (Banks)	3,192	123,658
Umpqua Holdings Corp. (Banks)	6,384	62,563
UniFirst Corp. (Textiles)	840	22,042
Unisource Energy Corp. (Electric)	3,696	104,375
United Bankshares, Inc. (Banks)	4,032	84,632
United Community Banks, Inc. (Banks)	1,848	9,517
United Fire & Casualty Co. (Insurance)	2,352	47,158
United Natural Foods, Inc.* (Food)	1,680	26,107
United Stationers, Inc.* (Distribution/Wholesale)	1,344	37,645
Universal Electronics, Inc.* (Home Furnishings)	504	5,685
Universal Forest Products, Inc. (Building Materials)	1,848	38,808
Urstadt Biddle Properties—Class A (REIT)	2,184	32,301
Valmont Industries, Inc. (Metal Fabricate/Hardware)	840	34,087
Veeco Instruments, Inc.* (Semiconductors)	3,360	16,229
Vicor Corp. (Electrical Components & Equipment)	2,016	9,516
Volt Information Sciences, Inc.* (Commercial Services)	1,344	7,164
Wabash National Corp. (Auto Manufacturers)	3,192	9,001
Watsco, Inc. (Distribution/Wholesale)	3,024	99,943
Watts Water Technologies, Inc.—Class A (Electronics)	3,024	67,375
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,208	49,528

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks, continued
	Shares	Value
WD-40 Co. (Household Products/Wares)	840	$21,059
West Pharmaceutical Services, Inc. (Healthcare—Products)	1,176	39,067
Whitney Holding Corp. (Banks)	6,720	87,293
Winnebago Industries, Inc. (Home Builders)	1,344	7,432
Wintrust Financial Corp. (Banks)	2,520	33,692
Wolverine World Wide, Inc. (Apparel)	2,184	39,618
World Fuel Services Corp. (Retail)	1,008	34,040
Zale Corp.* (Retail)	3,360	4,166
Zenith National Insurance Corp. (Insurance)	1,680	47,107
Zep, Inc. (Chemicals)	1,176	12,924
Zoll Medical Corp.* (Healthcare—Products)	1,176	18,828

TOTAL COMMON STOCKS (Cost $14,362,895)		15,082,213

TOTAL INVESTMENT SECURITIES (Cost $14,362,895)—100.4%		15,082,213
Net other assets (liabilities)—(0.4)%		(62,008)

NET ASSETS—100.0%		$15,020,205

*	Non-income producing security

Small-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Aerospace/Defense	1.7%
Agriculture	0.4%
Apparel	1.1%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.4%
Banks	10.1%
Beverages	0.1%
Biotechnology	0.9%
Building Materials	2.2%
Chemicals	2.5%
Commercial Services	5.3%
Computers	0.8%
Distribution/Wholesale	2.6%
Diversified Financial Services	1.4%
Electric	4.6%
Electrical Components & Equipment	1.1%
Electronics	3.3%

Engineering & Construction	1.1%
Entertainment	0.1%
Environmental Control	1.0%
Food	2.2%
Forest Products & Paper	1.5%
Gas	6.2%
Hand/Machine Tools	0.8%
Healthcare—Products	3.5%
Healthcare—Services	2.7%
Home Builders	0.4%
Home Furnishings	0.2%
Household Products/Wares	0.5%
Housewares	0.2%
Insurance	3.5%
Internet	0.8%
Iron/Steel	0.2%
Leisure Time	0.5%
Lodging	0.2%
Machinery—Diversified	2.3%
Media	NM
Metal Fabricate/Hardware	0.8%
Mining	0.3%
Miscellaneous Manufacturing	2.9%
Office Furnishings	0.2%
Oil & Gas	0.7%
Oil & Gas Services	0.2%
Pharmaceuticals	0.5%
REIT	11.1%
Real Estate	0.3%
Retail	6.0%
Savings & Loans	0.8%
Semiconductors	2.4%
Software	2.8%
Storage/Warehousing	0.1%
Telecommunications	2.5%
Textiles	0.3%
Toys/Games/Hobbies	0.2%
Transportation	1.4%
Water	0.4%
Other**	(0.4)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks (100.2%)
	Shares	Value
A.M. Castle & Co. (Metal Fabricate/Hardware)	528	$4,467
AAR Corp.* (Aerospace/Defense)	1,232	22,348
Aaron Rents, Inc. (Commercial Services)	1,144	25,008
Abaxis, Inc.* (Healthcare—Products)	704	11,137
Actel Corp.* (Semiconductors)	352	3,175
Actuant Corp.—Class A (Miscellaneous Manufacturing)	1,584	26,104
Acuity Brands, Inc. (Miscellaneous Manufacturing)	704	18,916
Aerovironment, Inc.* (Aerospace/Defense)	440	16,306
Air Methods Corp.* (Healthcare—Services)	352	6,864
AMCOL International Corp. (Mining)	440	6,376
Amedisys, Inc.* (Healthcare—Services)	880	36,282
American Medical Systems Holdings, Inc.* (Healthcare—Products)	1,144	12,241
American Physicians Capital, Inc. (Insurance)	176	7,484
American Science & Engineering, Inc. (Electronics)	264	20,592
American Vanguard Corp. (Chemicals)	440	6,252
Amerisafe, Inc.* (Insurance)	528	9,889
AMN Healthcare Services, Inc.* (Commercial Services)	704	4,787
AmSurg Corp.* (Healthcare—Services)	968	18,963
Anixter International, Inc.* (Telecommunications)	528	14,245
Applied Signal Technology, Inc. (Telecommunications)	264	4,631
Arbitron, Inc. (Commercial Services)	352	5,287
ArQule, Inc.* (Biotechnology)	264	1,043
Arris Group, Inc.* (Telecommunications)	2,552	18,170
Astec Industries, Inc.* (Machinery—Construction & Mining)	616	15,135
ATC Technology Corp.* (Auto Parts & Equipment)	264	3,445
ATMI, Inc.* (Semiconductors)	1,056	14,267
Atwood Oceanics, Inc.* (Oil & Gas)	1,056	17,582
Axsys Technologies, Inc.* (Electronics)	264	11,273
Balchem Corp. (Chemicals)	616	13,755
Bankrate, Inc.* (Commercial Services)	440	14,678
Basic Energy Services, Inc.* (Oil & Gas Services)	704	6,758
Bel Fuse, Inc.—Class B (Electronics)	352	5,364
Benchmark Electronics, Inc.* (Electronics)	1,144	13,431
Bio-Reference Laboratoriess, Inc.* (Healthcare—Services)	264	6,442
Blackbaud, Inc. (Software)	1,408	15,671
Blue Coat Systems, Inc.* (Internet)	528	5,064
Blue Nile, Inc.* (Internet)	264	5,338
Boston Beer Co., Inc.—Class A* (Beverages)	352	8,884
Brady Corp.—Class A (Electronics)	1,056	22,092
Bristow Group, Inc.* (Transportation)	440	10,644
Brooks Automation, Inc.* (Semiconductors)	968	4,424
Brush Engineered Materials, Inc.* (Mining)	616	7,737
Buffalo Wild Wings, Inc.* (Retail)	264	5,929
Cabot Microelectronics Corp.* (Chemicals)	352	8,012
CACI International, Inc.—Class A* (Computers)	968	43,705
Cal-Maine Foods, Inc. (Food)	176	4,766
Calgon Carbon Corp.* (Environmental Control)	616	7,743
California Pizza Kitchen, Inc.* (Retail)	352	3,647
Cambrex Corp.* (Biotechnology)	616	2,014
Capella Education Co.* (Commercial Services)	440	24,345
CARBO Ceramics, Inc. (Oil & Gas Services)	616	22,145

Common Stocks, continued
	Shares	Value
Carter’s, Inc.* (Apparel)	1,760	$29,902
Cascade Bancorp (Banks)	880	2,059
Cascade Corp. (Machinery—Diversified)	176	4,029
Casey’s General Stores, Inc. (Retail)	968	20,570
Cash America International, Inc. (Retail)	528	9,652
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	1,232	27,129
Catapult Communications Corp.* (Computers)	88	607
CEC Entertainment, Inc.* (Retail)	704	16,431
Ceradyne, Inc.* (Miscellaneous Manufacturing)	880	20,082
Chattem, Inc.* (Cosmetics/Personal Care)	616	41,642
Chemed Corp. (Commercial Services)	704	28,252
CIRCOR International, Inc. (Metal Fabricate/Hardware)	176	3,916
CKE Restaurants, Inc. (Retail)	1,056	8,765
Clarcor, Inc. (Miscellaneous Manufacturing)	880	26,699
Clearwater Paper Corp.* (Forest Products & Paper)	176	1,991
Cognex Corp. (Machinery—Diversified)	616	8,045
Cohu, Inc. (Semiconductors)	440	4,391
Coinstar, Inc.* (Commercial Services)	880	20,222
Comtech Telecommunications Corp.* (Telecommunications)	792	30,730
Concur Technologies, Inc.* (Software)	1,320	32,591
CONMED Corp.* (Healthcare—Products)	352	5,509
Cooper Cos., Inc. (Healthcare—Products)	704	13,355
CorVel Corp.* (Commercial Services)	176	3,105
Cracker Barrel Old Country Store, Inc. (Retail)	704	12,369
Crocs, Inc.* (Apparel)	2,640	3,168
CryoLife, Inc.* (Biotechnology)	264	2,175
CSG Systems International, Inc.* (Software)	616	8,932
Cubic Corp. (Electronics)	264	7,170
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,848	39,566
Curtiss-Wright Corp. (Aerospace/Defense)	1,408	45,478
Cyberonics, Inc.* (Healthcare—Products)	264	4,063
CyberSource Corp.* (Internet)	2,200	26,246
Cymer, Inc.* (Electronics)	968	19,747
Daktronics, Inc. (Electronics)	1,056	9,113
Darling International, Inc.* (Environmental Control)	2,640	12,118
DealerTrack Holdings, Inc.* (Internet)	1,232	14,032
Deckers Outdoor Corp.* (Apparel)	440	22,986
Deltic Timber Corp. (Forest Products & Paper)	352	13,929
Diamond Foods, Inc. (Food)	528	13,559
Digi International, Inc.* (Software)	528	4,013
Diodes, Inc.* (Semiconductors)	1,056	6,843
Dionex Corp.* (Electronics)	616	31,194
Dress Barn, Inc.* (Retail)	1,408	12,137
Drew Industries, Inc.* (Building Materials)	616	5,310
Drill-Quip, Inc.* (Oil & Gas Services)	968	23,716
Eagle Materials, Inc.—Class A (Building Materials)	1,408	25,457
East West Bancorp, Inc. (Banks)	2,024	19,208
Eclipsys Corp.* (Software)	616	5,396
El Paso Electric Co.* (Electric)	616	10,189
Electro Scientific Industries, Inc.* (Electronics)	880	5,562
EMS Technologies, Inc.* (Telecommunications)	176	4,224
Enzo Biochem, Inc.* (Biotechnology)	264	1,291
Epicor Software Corp.* (Software)	1,936	6,853
EPIQ Systems, Inc.* (Software)	1,144	20,272
Esterline Technologies Corp.* (Aerospace/Defense)	440	15,880
Exar Corp.* (Semiconductors)	616	4,170

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks, continued
	Shares	Value
FARO Technologies, Inc.* (Electronics)	528	$7,931
FEI Co.* (Electronics)	440	8,008
First BanCorp (Banks)	1,320	9,385
First Cash Financial Services, Inc.* (Retail)	792	13,321
First Financial Bankshares, Inc. (Banks)	352	15,625
Forrester Research, Inc.* (Commercial Services)	264	5,512
Forward Air Corp. (Transportation)	968	19,612
Fossil, Inc.* (Household Products/Wares)	1,408	16,248
Gardner Denver, Inc.* (Machinery—Diversified)	1,672	36,399
General Communication, Inc.—Class A* (Telecommunications)	616	4,047
Genesco, Inc. (Retail)	352	5,421
Gentiva Health Services, Inc.* (Healthcare—Services)	440	11,123
Glacier Bancorp, Inc. (Banks)	1,056	16,210
Greatbatch, Inc.* (Electrical Components & Equipment)	352	8,202
Green Mountain Coffee Roasters, Inc.* (Beverages)	528	20,201
Greenhill & Co., Inc. (Diversified Financial Services)	616	40,052
Haemonetics Corp.* (Healthcare—Products)	440	26,026
Hancock Holding Co. (Banks)	352	9,634
Hanmi Financial Corp. (Banks)	528	1,008
Headwaters, Inc.* (Energy—Alternate Sources)	1,320	5,980
Healthcare Services Group, Inc. (Commercial Services)	616	9,437
HealthSpring, Inc.* (Healthcare—Services)	880	15,330
Healthways, Inc.* (Healthcare—Services)	1,056	14,594
Heartland Express, Inc. (Transportation)	1,760	23,690
Heartland Payment Systems, Inc. (Commercial Services)	792	7,183
Heidrick & Struggles International, Inc. (Commercial Services)	352	5,350
Hibbett Sports, Inc.* (Retail)	880	11,977
Hittite Microwave Corp.* (Semiconductors)	616	15,782
HMS Holdings Corp.* (Commercial Services)	440	13,618
Holly Corp. (Oil & Gas)	968	22,622
Home Bancshares, Inc. (Banks)	264	5,436
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	704	12,489
Hot Topic, Inc.* (Retail)	880	7,515
HSN, Inc.* (Retail)	1,232	5,852
Hub Group, Inc.—Class A* (Transportation)	616	13,983
Iconix Brand Group, Inc.* (Apparel)	968	8,005
ICU Medical, Inc.* (Healthcare—Products)	440	13,424
II-VI, Inc.* (Electronics)	792	14,913
Independent Bank Corp. (Banks)	176	3,263
Infinity Property & Casualty Corp. (Insurance)	264	10,138
Informatica Corp.* (Software)	1,144	14,597
Infospace, Inc.* (Internet)	1,144	9,163
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	352	6,604
Integra LifeSciences Holdings* (Biotechnology)	616	17,088
Integral Systems, Inc.* (Computers)	528	5,771
Intermec, Inc.* (Machinery—Diversified)	440	5,465
Interval Leisure Group, Inc.* (Leisure Time)	616	3,086
Interwoven, Inc.* (Internet)	440	6,939
Intevac, Inc.* (Machinery—Diversified)	704	3,084
inVentiv Health, Inc.* (Advertising)	1,056	10,074

Common Stocks, continued
	Shares	Value
Investment Technology Group, Inc.* (Diversified Financial Services)	792	$17,171
ION Geophysical Corp.* (Oil & Gas Services)	2,816	4,224
Itron, Inc.* (Electronics)	528	34,478
J & J Snack Foods Corp. (Food)	176	6,144
j2 Global Communications, Inc.* (Internet)	1,408	27,569
Jack in the Box, Inc.* (Retail)	1,144	25,843
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	528	9,684
Jos. A. Bank Clothiers, Inc.* (Retail)	616	16,915
K-Swiss, Inc.—Class A (Apparel)	880	9,434
Kaydon Corp. (Metal Fabricate/Hardware)	616	16,755
Kendle International, Inc.* (Commercial Services)	264	5,042
Kensey Nash Corp.* (Healthcare—Products)	176	3,638
Kirby Corp.* (Transportation)	1,056	25,323
Knight Transportation, Inc. (Transportation)	1,848	24,652
Kopin Corp.* (Semiconductors)	704	1,112
Kulicke & Soffa Industries, Inc.* (Semiconductors)	1,672	2,558
LaBranche & Co., Inc.* (Diversified Financial Services)	616	4,226
Laclede Group, Inc. (Gas)	352	15,977
Landauer, Inc. (Commercial Services)	176	12,070
LaSalle Hotel Properties (REIT)	704	5,864
LCA-Vision, Inc. (Healthcare—Products)	616	1,552
LHC Group, Inc.* (Healthcare—Services)	440	11,708
Lindsay Manufacturing Co. (Machinery—Diversified)	176	4,576
Littelfuse, Inc.* (Electrical Components & Equipment)	352	5,386
LoJack Corp.* (Electronics)	352	1,338
Lufkin Industries, Inc. (Oil & Gas Services)	440	15,378
Magellan Health Services, Inc.* (Healthcare—Services)	1,320	47,810
Maidenform Brands, Inc.* (Apparel)	616	5,513
Manhattan Associates, Inc.* (Computers)	440	6,750
Mannatech, Inc. (Pharmaceuticals)	528	1,420
Martek Biosciences Corp. (Biotechnology)	1,056	27,931
Medical Properties Trust, Inc. (REIT)	1,144	5,205
Mednax, Inc* (Healthcare—Services)	1,496	50,221
Meridian Bioscience, Inc. (Healthcare—Products)	1,320	28,063
Merit Medical Systems, Inc.* (Healthcare—Products)	528	8,126
Meritage Homes Corp.* (Home Builders)	968	10,667
Micrel, Inc. (Semiconductors)	1,496	11,370
Micros Systems, Inc.* (Computers)	2,552	36,749
Microsemi Corp.* (Semiconductors)	1,232	10,349
MKS Instruments, Inc.* (Semiconductors)	1,584	22,255
Mobile Mini, Inc.* (Storage/Warehousing)	616	7,786
Molina Healthcare, Inc.* (Healthcare—Services)	440	7,718
Monarch Casino & Resort, Inc.* (Lodging)	352	3,604
Moog, Inc.—Class A* (Aerospace/Defense)	704	21,092
MTS Systems Corp. (Computers)	264	6,914
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,144	23,017
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	264	5,526
Nara Bancorp, Inc. (Banks)	704	4,161
NATCO Group, Inc.—Class A* (Oil & Gas Services)	616	10,552
Natus Medical, Inc.* (Healthcare—Products)	880	6,811
NETGEAR, Inc.* (Telecommunications)	1,144	12,721
NewMarket Corp. (Chemicals)	264	8,316
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	352	3,495

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks, continued
	Shares	Value
Nutri/System, Inc. (Commercial Services)	968	$12,478
Odyssey Healthcare, Inc.* (Healthcare—Services)	440	4,365
Oil States International, Inc.* (Oil & Gas Services)	1,584	29,003
Old Dominion Freight Line, Inc.* (Transportation)	880	22,070
Olympic Steel, Inc. (Iron/Steel)	176	2,793
Omnicell, Inc.* (Software)	528	4,124
optionsXpress Holdings, Inc. (Diversified Financial Services)	1,320	14,375
Orbital Sciences Corp.* (Aerospace/Defense)	1,848	30,991
P.F. Chang’s China Bistro, Inc.* (Retail)	792	14,042
Palomar Medical Technologies, Inc.* (Healthcare—Products)	616	5,452
Panera Bread Co.—Class A* (Retail)	968	45,477
Papa John’s International, Inc.* (Retail)	704	13,383
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	440	5,416
PAREXEL International Corp.* (Commercial Services)	704	6,963
Park Electrochemical Corp. (Electronics)	616	10,811
PC-Tel, Inc. (Internet)	176	1,137
Peet’s Coffee & Tea, Inc.* (Beverages)	176	3,576
Penn Virginia Corp. (Oil & Gas)	1,320	27,192
Perficient, Inc.* (Internet)	1,056	4,129
Pericom Semiconductor Corp.* (Semiconductors)	792	4,887
PetMed Express, Inc.* (Pharmaceuticals)	792	11,436
Petroleum Development* (Oil & Gas)	440	7,590
PetroQuest Energy, Inc.* (Oil & Gas)	1,408	8,913
PharMerica Corp.* (Pharmaceuticals)	528	8,680
Phase Forward, Inc.* (Software)	440	5,940
Phoenix Technologies, Ltd.* (Software)	264	681
Piedmont Natural Gas Co., Inc. (Gas)	1,056	27,361
Pinnacle Entertainment, Inc.* (Entertainment)	1,056	7,160
Pioneer Drilling Co.* (Oil & Gas)	1,584	7,872
Plexus Corp.* (Electronics)	1,232	17,815
Polaris Industries, Inc. (Leisure Time)	616	13,102
Pool Corp. (Distribution/Wholesale)	1,496	23,712
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	528	12,456
Pre-Paid Legal Services, Inc.* (Commercial Services)	264	8,876
PrivateBancorp, Inc. (Banks)	880	12,830
ProAssurance Corp.* (Insurance)	616	29,112
Progress Software Corp.* (Software)	616	10,509
Prosperity Bancshares, Inc. (Banks)	616	16,663
PSS World Medical, Inc.* (Healthcare—Products)	1,056	16,769
Quality Systems, Inc. (Software)	616	22,965
Radiant Systems, Inc.* (Computers)	528	1,827
RC2 Corp.* (Toys/Games/Hobbies)	264	1,534
Regal-Beloit Corp. (Hand/Machine Tools)	616	20,919
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	792	13,844
Res-Care, Inc.* (Healthcare—Services)	440	5,962
RLI Corp. (Insurance)	352	19,884
Rogers Corp.* (Electronics)	352	8,624
RTI International Metals, Inc.* (Mining)	352	4,685
Ruth’s Hospitality Group, Inc.* (Retail)	616	696
S&T Bancorp, Inc. (Banks)	176	4,476
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,496	11,968
Sanderson Farms, Inc. (Food)	264	9,552
Savient Pharmaceuticals, Inc.* (Biotechnology)	440	2,438
ScanSource, Inc.* (Distribution/Wholesale)	528	9,884

Common Stocks, continued
	Shares	Value
SEACOR SMIT, Inc.* (Oil & Gas Services)	616	$40,065
Selective Insurance Group, Inc. (Insurance)	880	13,508
Shuffle Master, Inc.* (Entertainment)	1,760	5,966
Signature Bank* (Banks)	1,144	29,389
Simpson Manufacturing Co., Inc. (Building Materials)	1,232	24,726
SkyWest, Inc. (Airlines)	1,848	28,921
Skyworks Solutions, Inc.* (Semiconductors)	2,112	9,124
Smith Micro Software, Inc.* (Software)	880	4,664
Sonic Corp.* (Retail)	792	7,714
Sonic Solutions* (Electronics)	528	692
Spartan Stores, Inc. (Food)	704	13,080
SPSS, Inc.* (Software)	264	6,780
St. Mary Land & Exploration Co. (Oil & Gas)	2,024	39,164
Stamps.com, Inc.* (Internet)	440	3,599
Standard Microsystems Corp.* (Semiconductors)	352	4,875
Stifel Financial Corp.* (Diversified Financial Services)	792	27,752
Stratasys, Inc.* (Computers)	616	6,597
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	176	1,163
Superior Well Services, Inc.* (Oil & Gas Services)	528	4,852
Supertex, Inc.* (Semiconductors)	264	5,990
SurModics, Inc.* (Healthcare—Products)	528	10,470
Swift Energy Co.* (Oil & Gas)	968	14,830
SWS Group, Inc. (Diversified Financial Services)	440	6,446
Sykes Enterprises, Inc.* (Computers)	1,056	17,646
Symmetricom, Inc.* (Telecommunications)	528	1,959
Symmetry Medical, Inc.* (Healthcare—Products)	1,144	7,836
Synaptics, Inc.* (Computers)	1,056	24,890
Take-Two Interactive Software, Inc. (Software)	880	6,178
Taleo Corp.—Class A* (Software)	440	3,709
Tekelec* (Telecommunications)	880	10,930
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,144	31,883
Tetra Tech, Inc.* (Environmental Control)	616	14,310
TETRA Technologies, Inc.* (Oil & Gas Services)	2,376	12,331
Texas Roadhouse, Inc.—Class A* (Retail)	792	6,043
The Buckle, Inc. (Retail)	352	7,445
The Children’s Place Retail Stores, Inc.* (Retail)	792	14,898
The Geo Group, Inc.* (Commercial Services)	1,672	24,746
The Gymboree Corp.* (Apparel)	968	23,716
The Hain Celestial Group, Inc.* (Food)	616	9,376
The Knot, Inc.* (Internet)	880	6,054
The Navigators Group, Inc.* (Insurance)	176	9,036
Ticketmaster Entertainment, Inc.* (Commercial Services)	704	4,189
Tollgrade Communications, Inc.* (Telecommunications)	88	507
Tompkins Financial Corp. (Banks)	88	4,413
Toro Co. (Housewares)	1,144	33,874
Tower Group, Inc. (Insurance)	264	6,618
Tractor Supply Co.* (Retail)	1,056	35,598
TradeStation Group, Inc.* (Diversified Financial Services)	1,056	5,819
TreeHouse Foods, Inc.* (Food)	528	13,934
True Religion Apparel, Inc.* (Apparel)	616	7,029
TrueBlue, Inc.* (Commercial Services)	792	6,732
TTM Technologies, Inc.* (Electronics)	1,408	8,490
Tyler Technologies, Inc.* (Computers)	968	12,187
UCBH Holdings, Inc. (Banks)	1,848	4,306

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks, continued
	Shares	Value
Ultratech Stepper, Inc.* (Semiconductors)	264	$2,957
UniFirst Corp. (Textiles)	176	4,618
United Community Banks, Inc. (Banks)	704	3,626
United Natural Foods, Inc.* (Food)	880	13,675
United Online, Inc. (Internet)	2,640	16,157
United Stationers, Inc.* (Distribution/Wholesale)	352	9,860
Universal Electronics, Inc.* (Home Furnishings)	264	2,978
Universal Technical Institute, Inc.* (Commercial Services)	704	12,341
Valmont Industries, Inc. (Metal Fabricate/Hardware)	264	10,713
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	2,288	43,564
Viad Corp. (Commercial Services)	616	13,694
ViaSat, Inc.* (Telecommunications)	880	19,501
ViroPharma, Inc.* (Pharmaceuticals)	2,552	30,624
Volcom, Inc.* (Apparel)	528	4,377
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	1,320	61,380
WD-40 Co. (Household Products/Wares)	264	6,618
Websense, Inc.* (Internet)	1,408	15,770
West Pharmaceutical Services, Inc. (Healthcare—Products)	704	23,387
Wilshire Bancorp, Inc. (Banks)	616	4,226
Winnebago Industries, Inc. (Home Builders)	528	2,920
WMS Industries, Inc.* (Leisure Time)	1,584	35,197
Wolverine World Wide, Inc. (Apparel)	880	15,963
World Acceptance Corp.* (Diversified Financial Services)	528	10,111
World Fuel Services Corp. (Retail)	616	20,802
Wright Express Corp.* (Commercial Services)	1,232	14,365
Zenith National Insurance Corp. (Insurance)	704	19,740
Zep, Inc. (Chemicals)	352	3,868
Zoll Medical Corp.* (Healthcare—Products)	352	5,636
Zumiez, Inc.* (Retail)	616	4,404

TOTAL COMMON STOCKS (Cost $4,065,199)		4,509,593

TOTAL INVESTMENT SECURITIES (Cost $4,065,199)—100.2%		4,509,593
Net other assets (liabilities)—(0.2)%		(7,904)

NET ASSETS—100.0%		$4,501,689

*	Non-income producing security

Small-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Advertising	0.2%
Aerospace/Defense	4.2%
Airlines	0.6%
Apparel	3.0%
Auto Parts & Equipment	0.1%

Banks	3.7%
Beverages	0.7%
Biotechnology	1.4%
Building Materials	1.2%
Chemicals	0.9%
Commercial Services	7.9%
Computers	3.7%
Cosmetics/Personal Care	0.9%
Distribution/Wholesale	1.0%
Diversified Financial Services	3.0%
Electric	0.2%
Electrical Components & Equipment	0.3%
Electronics	5.8%
Energy—Alternate Sources	0.1%
Engineering & Construction	0.1%
Entertainment	0.3%
Environmental Control	0.8%
Food	1.8%
Forest Products & Paper	0.3%
Gas	1.0%
Hand/Machine Tools	0.5%
Healthcare—Products	4.5%
Healthcare—Services	5.2%
Home Builders	0.3%
Home Furnishings	0.1%
Household Products/Wares	0.5%
Housewares	0.8%
Insurance	2.6%
Internet	3.2%
Iron/Steel	0.1%
Leisure Time	1.2%
Lodging	0.1%
Machinery—Construction & Mining	0.3%
Machinery—Diversified	1.4%
Metal Fabricate/Hardware	1.3%
Mining	0.4%
Miscellaneous Manufacturing	2.0%
Oil & Gas	3.3%
Oil & Gas Services	4.0%
Pharmaceuticals	3.2%
REIT	0.2%
Retail	7.9%
Semiconductors	4.0%
Software	3.8%
Storage/Warehousing	0.2%
Telecommunications	2.6%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	3.0%
Other**	(0.2)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Europe 30 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks† (98.6%)
	Shares	Value
ABB, Ltd. (Engineering & Construction)	7,936	$103,565
Alcatel-Lucent* (Telecommunications)	23,312	45,925
Alcon, Inc. (Healthcare—Products)	1,364	116,813
ArcelorMittal (Iron/Steel)	3,720	83,960
ASML Holding N.V. (Semiconductors)	5,518	91,268
AstraZeneca PLC (Pharmaceuticals)	3,410	131,387
BP Amoco PLC (Oil & Gas)	5,952	252,781
Chicago Bridge & Iron Co. N.V. (Engineering & Construction)	3,658	41,189
Credit Suisse Group (Diversified Financial Services)	4,402	112,207
DaimlerChrysler AG (Auto Manufacturers)	3,224	90,240
Deutsche Bank AG (Banks)	2,046	52,480
DryShips, Inc. (Transportation)	2,294	15,209
Elan Corp. PLC* (Pharmaceuticals)	6,014	43,481
GlaxoSmithKline PLC (Pharmaceuticals)	3,472	122,423
HSBC Holdings PLC (Banks)	5,208	202,279
Millicom International Cellular S.A. (Telecommunications)	1,364	53,414
Nokia OYJ (Telecommunications)	10,912	133,890
Novartis AG (Pharmaceuticals)	2,728	112,557
Rio Tinto PLC (Mining)	682	59,163
Royal Dutch Shell PLC—Class A (Oil & Gas)	5,890	289,965
Sanofi-Aventis (Pharmaceuticals)	4,588	129,244
SAP AG (Software)	4,712	166,711
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	3,038	132,669
Siemens AG (Miscellaneous Manufacturing)	2,604	145,980
Telefonaktiebolaget LM Ericsson (Telecommunications)	7,936	63,409
Tenaris S.A. (Iron/Steel)	3,534	69,938
Total Fina S.A. (Oil & Gas)	4,774	237,650
UBS AG* (Diversified Financial Services)	7,936	98,803
Unilever N.V. (Food)	8,928	196,148
Vodafone Group PLC (Telecommunications)	12,586	233,974

TOTAL COMMON STOCKS (Cost $3,186,865)		3,628,722

Repurchase Agreements (0.4%)
	Principal Amount
Bank of America, 0.18%, 2/2/09, dated 1/30/09, with a repurchase price of $3,000 (Collateralized by $10,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $10,017)	$3,000	3,000
Deutsche Bank, 0.20%, 2/2/09, dated 1/30/09, with a repurchase price of $5,000 (Collateralized by $6,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $5,995)	5,000	5,000
HSBC, 0.19%, 2/2/09, dated 1/30/09, with a repurchase price of $4,000 (Collateralized by $5,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $4,996)	4,000	4,000

Repurchase Agreements, continued
	Principal Amount	Value
UMB, 0.19%, 2/2/09, dated 1/30/09, with a repurchase price of $4,000 (Collateralized by $4,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $4,131)	$4,000	$4,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,000)		16,000

TOTAL INVESTMENT SECURITIES (Cost $3,202,865)—99.0%		3,644,722
Net other assets (liabilities)—1.0%		36,524

NET ASSETS—100.0%		$3,681,246

†	As of January 31, 2009 all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at January 31, 2009.

Europe 30 ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Auto Manufacturers	2.5%
Banks	6.9%
Diversified Financial Services	5.7%
Engineering & Construction	3.9%
Food	5.3%
Healthcare—Products	3.2%
Iron/Steel	4.2%
Mining	1.6%
Miscellaneous Manufacturing	4.0%
Oil & Gas	21.3%
Pharmaceuticals	18.3%
Semiconductors	2.5%
Software	4.5%
Telecommunications	14.3%
Transportation	0.4%
Other**	1.4%

Europe 30 ProFund invested, as a percentage of net assets, in securities with exposure to the following countries, as of January 31, 2009:

Finland	3.6%
France	11.2%
Germany	12.4%
Greece	0.4%
Ireland	1.2%
Luxembourg(a)	5.6%
Netherlands	8.9%
Sweden	1.7%
Switzerland	14.8%
United Kingdom	38.8%
Other**	1.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
(a)	Securities classified as Luxembourg have significant trading operations in other regions.

See accompanying notes to the financial statements.

PROFUNDS UltraBull ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2009

Common Stocks (71.9%)
	Percentage of Net Assets	Shares	Value
3M Co. (Miscellaneous Manufacturing)	0.4%	5,547	$298,373
Abbott Laboratories (Pharmaceuticals)	0.9%	12,384	686,569
Amgen, Inc.* (Biotechnology)	0.6%	8,471	464,634
Apple Computer, Inc.* (Computers)	0.8%	7,095	639,472
AT&T, Inc. (Telecommunications)	1.5%	47,085	1,159,233
Bank of America Corp. (Banks)	0.4%	51,600	339,528
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.4%	15,824	338,792
ChevronTexaco Corp. (Oil & Gas)	1.4%	16,211	1,143,200
Cisco Systems, Inc.* (Telecommunications)	0.9%	46,784	700,356
Coca-Cola Co. (Beverages)	0.9%	15,910	679,675
Comcast Corp.—Special Class A (Media)	0.4%	23,005	337,023
ConocoPhillips (Oil & Gas)	0.7%	11,911	566,130
CVS Corp. (Retail)	0.4%	11,481	308,609
Exxon Mobil Corp. (Oil & Gas)	3.9%	40,635	3,107,765
General Electric Co. (Miscellaneous Manufacturing)	1.3%	83,893	1,017,622
Gilead Sciences, Inc.* (Pharmaceuticals)	0.5%	7,353	373,312
Google, Inc.—Class A* (Internet)	0.8%	1,892	640,499
Hewlett-Packard Co. (Computers)	0.9%	19,565	679,884
Intel Corp. (Semiconductors)	0.7%	44,419	573,005
International Business Machines Corp. (Computers)	1.2%	10,750	985,237
J.P. Morgan Chase & Co. (Diversified Financial Services)	1.0%	29,799	760,172
Johnson & Johnson (Healthcare—Products)	1.6%	22,145	1,277,545
Kraft Foods, Inc. (Food)	0.4%	11,739	329,279
McDonald’s Corp. (Retail)	0.7%	8,901	516,436
Medtronic, Inc. (Healthcare—Products)	0.4%	8,944	299,535
Merck & Co., Inc. (Pharmaceuticals)	0.6%	16,899	482,466
Microsoft Corp. (Software)	1.3%	61,103	1,044,861
Monsanto Co. (Agriculture)	0.4%	4,386	333,599
Occidental Petroleum Corp. (Oil & Gas)	0.4%	6,450	351,847
Oracle Corp.* (Software)	0.7%	31,304	526,846
PepsiCo, Inc. (Beverages)	0.8%	12,427	624,208
Pfizer, Inc. (Pharmaceuticals)	1.0%	53,879	785,556
Philip Morris International, Inc. (Commercial Services)	0.8%	16,168	600,641
Procter & Gamble Co. (Cosmetics/Personal Care)	1.6%	23,865	1,300,642
Qualcomm, Inc. (Telecommunications)	0.6%	13,244	457,580

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
Schlumberger, Ltd.ADR (Oil & Gas Services)	0.5%	9,546	$389,572
United Parcel Service, Inc.—Class B (Transportation)	0.4%	7,955	338,008
United Technologies Corp. (Aerospace/Defense)	0.5%	7,611	365,252
Verizon Communications, Inc. (Telecommunications)	0.9%	22,704	678,168
Wal-Mart Stores, Inc. (Retail)	1.1%	17,845	840,856
Walt Disney Co. (Media)	0.4%	14,792	305,899
Wells Fargo & Co. (Banks)	0.8%	33,755	637,969
Wyeth (Pharmaceuticals)	0.6%	10,621	456,384
Other Common Stocks	35.4%	1,392,635	28,681,014

TOTAL COMMON STOCKS (Cost $49,035,076)			57,423,253

Repurchase Agreements (25.0%)
	Principal Amount
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $4,385,066 (Collateralized by $4,470,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $4,477,778)	$4,385,000	4,385,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $7,125,119 (Collateralized by $7,267,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $7,267,886)	7,125,000	7,125,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $6,028,095 (Collateralized by $6,186,000 Federal National Mortgage Association, 0.72%‡, 12/1/09, market value $6,149,150)	6,028,000	6,028,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $2,462,039 (Collateralized by $2,513,239 of various Federal National Mortgage Association Securities, 0.28%‡-0.42%‡, 3/16/09-3/20/09, market value $2,512,091)	2,462,000	2,462,000

TOTAL REPURCHASE AGREEMENTS (Cost $20,000,000)		20,000,000

TOTAL INVESTMENT SECURITIES (Cost $69,035,076)—96.9%		77,423,253
Net other assets (liabilities)—3.1%		2,515,803

NET ASSETS—100.0%		$79,939,056

See accompanying notes to the financial statements.

PROFUNDS UltraBull ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2009

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $12,000,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.
ADR	American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring 3/20/09 (Underlying notional amount at value $17,889,375)	435	$(354,425)
S&P 500 Futures Contract expiring 3/20/09 (Underlying notional amount at value $23,441,250)	114	(1,479,606)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P 500 Index terminating on 2/27/09	$60,945,289	$(3,668,619)

UltraBull ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Advertising	0.1%
Aerospace/Defense	2.0%
Agriculture	1.1%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.1%
Banks	2.3%
Beverages	1.8%
Biotechnology	1.1%
Building Materials	0.1%
Chemicals	1.0%
Coal	0.2%
Commercial Services	1.3%
Computers	3.6%
Cosmetics/Personal Care	2.0%
Distribution/Wholesale	0.2%
Diversified Financial Services	2.7%
Electric	3.2%
Electrical Components & Equipment	0.3%

Electronics	0.5%
Engineering & Construction	0.2%
Entertainment	NM
Environmental Control	0.3%
Food	1.7%
Forest Products & Paper	0.2%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare—Products	3.4%
Healthcare—Services	1.0%
Holding Companies—Diversified	NM
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	NM
Insurance	1.5%
Internet	1.4%
Investment Companies	NM
Iron/Steel	0.1%
Leisure Time	0.1%
Lodging	0.1%
Machinery—Construction & Mining	0.2%
Machinery—Diversified	0.3%
Media	1.6%
Metal Fabricate/Hardware	0.1%
Mining	0.4%
Miscellaneous Manufacturing	2.8%
Office/Business Equipment	0.1%
Oil & Gas	8.8%
Oil & Gas Services	1.2%
Packaging & Containers	NM
Pharmaceuticals	5.5%
Pipelines	0.4%
REIT	0.6%
Real Estate	NM
Retail	4.5%
Savings & Loans	0.1%
Semiconductors	1.4%
Software	2.9%
Telecommunications	4.8%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.4%
Other**	28.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks (72.0%)
	Shares	Value
3Com Corp.* (Telecommunications)	12,376	$28,836
99 Cents Only Stores* (Retail)	1,428	11,967
ACI Worldwide, Inc.* (Software)	952	16,174
Acxiom Corp. (Software)	1,904	18,107
ADC Telecommunications, Inc.* (Telecommunications)	3,570	18,100
ADTRAN, Inc. (Telecommunications)	1,666	25,240
Advance Auto Parts, Inc. (Retail)	2,856	93,477
Advanced Medical Optics, Inc.* (Healthcare—Products)	1,428	31,373
Advent Software, Inc.* (Software)	476	10,391
Aeropostale, Inc.* (Retail)	1,904	40,193
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,190	47,826
Affymetrix, Inc.* (Biotechnology)	2,142	6,812
AGCO Corp.* (Machinery—Diversified)	2,618	55,711
AGL Resources, Inc. (Gas)	2,142	66,038
Airgas, Inc. (Chemicals)	2,380	84,038
AirTran Holdings, Inc.* (Airlines)	3,570	14,637
Alaska Air Group, Inc.* (Airlines)	952	25,095
Albemarle Corp. (Chemicals)	2,618	58,250
Alberto-Culver Co. (Cosmetics/Personal Care)	2,618	64,036
Alexander & Baldwin, Inc. (Transportation)	1,190	26,228
Alexandria Real Estate Equities, Inc. (REIT)	952	56,492
Alliance Data Systems Corp.* (Commercial Services)	1,904	79,187
Alliant Energy Corp. (Electric)	3,332	96,062
Alliant Techsystems, Inc.* (Aerospace/Defense)	952	76,931
AMB Property Corp. (REIT)	2,856	46,039
American Eagle Outfitters, Inc. (Retail)	6,188	55,754
American Financial Group, Inc. (Insurance)	2,142	36,371
American Greetings Corp.—Class A (Household Products/Wares)	1,190	5,165
AmeriCredit Corp.* (Diversified Financial Services)	3,570	16,815
Ametek, Inc. (Electrical Components & Equipment)	3,094	98,884
AnnTaylor Stores Corp.* (Retail)	1,666	8,197
ANSYS, Inc.* (Software)	2,618	65,083
Apollo Investment Corp. (Investment Companies)	4,284	28,060
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,904	58,681
Aqua America, Inc. (Water)	4,046	83,914
Arch Coal, Inc. (Coal)	4,284	65,074
Arrow Electronics, Inc.* (Electronics)	3,570	68,080
Arthur J. Gallagher & Co. (Insurance)	2,856	67,316
ArvinMeritor, Inc. (Auto Parts & Equipment)	2,142	3,748
Ashland, Inc. (Chemicals)	1,904	15,270
Associated Banc-Corp (Banks)	3,808	59,595
Astoria Financial Corp. (Savings & Loans)	2,380	21,610
Atmel Corp.* (Semiconductors)	13,804	46,105
Avnet, Inc.* (Electronics)	4,522	89,626
Avocent Corp.* (Internet)	1,190	17,076
BancorpSouth, Inc. (Banks)	2,142	40,484
Bank of Hawaii Corp. (Banks)	1,428	51,222
Barnes & Noble, Inc. (Retail)	952	15,632
BE Aerospace, Inc.* (Aerospace/Defense)	2,856	27,618
Beckman Coulter, Inc. (Healthcare—Products)	1,904	94,667
Belo Corp.—Class A (Media)	2,618	3,744
Bill Barrett Corp.* (Oil & Gas)	952	21,049
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	476	30,245
BJ’s Wholesale Club, Inc.* (Retail)	1,666	47,781

Common Stocks, continued
	Shares	Value
Black Hills Corp. (Electric)	952	$25,228
Blyth, Inc. (Household Products/Wares)	714	2,435
Bob Evans Farms, Inc. (Retail)	714	12,538
BorgWarner, Inc. (Auto Parts & Equipment)	3,570	60,262
Boyd Gaming Corp. (Lodging)	1,666	8,013
BRE Properties, Inc.—Class A (REIT)	1,428	36,257
Brink’s Home Security Holdings, Inc.* (Commercial Services)	1,190	27,215
Brinker International, Inc. (Retail)	3,094	33,941
Broadridge Financial Solutions, Inc. (Software)	4,284	57,791
Brown & Brown, Inc. (Insurance)	3,570	68,294
Bucyrus International, Inc.—Class A (Machinery—Construction & Mining)	2,142	33,201
Cabot Corp. (Chemicals)	1,904	25,437
Cadence Design Systems, Inc.* (Computers)	7,854	29,688
Callaway Golf Co. (Leisure Time)	1,904	14,489
Camden Property Trust (REIT)	1,428	37,642
Career Education Corp.* (Commercial Services)	2,142	46,696
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,666	31,104
Carmax, Inc.* (Retail)	6,664	55,111
Carpenter Technology Corp. (Iron/Steel)	1,190	19,635
Cathay Bancorp, Inc. (Banks)	1,428	18,136
Cerner Corp.* (Software)	1,904	64,203
Charles River Laboratories International, Inc.* (Biotechnology)	1,904	46,477
Cheesecake Factory, Inc.* (Retail)	1,666	14,461
Chemtura Corp. (Chemicals)	7,378	5,533
Chico’s FAS, Inc.* (Retail)	5,236	20,735
Chipotle Mexican Grill, Inc.—Class A* (Retail)	952	45,467
Church & Dwight, Inc. (Household Products/Wares)	2,142	114,019
Cimarex Energy Co. (Oil & Gas)	2,380	59,119
Cincinnati Bell, Inc.* (Telecommunications)	6,902	9,594
City National Corp. (Banks)	1,190	41,186
Clean Harbors, Inc.* (Environmental Control)	476	25,471
Cliffs Natural Resources, Inc. (Iron/Steel)	3,332	77,202
Coldwater Creek, Inc.* (Retail)	1,428	4,027
Collective Brands, Inc.* (Retail)	1,904	20,316
Commerce Bancshares, Inc. (Banks)	1,904	66,545
Commercial Metals Co. (Metal Fabricate/Hardware)	3,332	38,318
Commscope, Inc.* (Telecommunications)	2,142	30,888
Community Health Systems, Inc.* (Healthcare—Services)	2,856	53,236
Comstock Resources, Inc.* (Oil & Gas)	1,190	45,375
Con-way, Inc. (Transportation)	1,190	26,216
Copart, Inc.* (Retail)	1,904	45,867
Corinthian Colleges, Inc.* (Commercial Services)	2,618	48,904
Corn Products International, Inc. (Food)	2,142	49,587
Corrections Corp. of America* (Commercial Services)	3,808	52,474
Cousins Properties, Inc. (REIT)	1,190	11,436
Covance, Inc.* (Healthcare—Services)	1,904	73,494
Crane Co. (Miscellaneous Manufacturing)	1,428	24,876
Cree Research, Inc.* (Semiconductors)	2,618	52,177
Cullen/Frost Bankers, Inc. (Banks)	1,666	72,921
Cytec Industries, Inc. (Chemicals)	1,428	29,188
Deluxe Corp. (Commercial Services)	1,428	16,465
Denbury Resources, Inc.* (Oil & Gas)	7,616	93,220
DeVry, Inc. (Commercial Services)	1,666	89,264
Dick’s Sporting Goods, Inc.* (Retail)	2,618	28,824
Diebold, Inc. (Computers)	1,904	47,181

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks, continued
	Shares	Value
Digital River, Inc.* (Internet)	952	$23,581
Dollar Tree, Inc.* (Retail)	2,618	111,815
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,142	66,659
DPL, Inc. (Electric)	3,570	76,933
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	2,142	47,017
DST Systems, Inc.* (Computers)	1,190	37,806
Duke-Weeks Realty Corp. (REIT)	4,522	41,648
Dycom Industries, Inc.* (Engineering & Construction)	1,190	8,104
Eaton Vance Corp. (Diversified Financial Services)	3,570	68,330
Edwards Lifesciences Corp.* (Healthcare—Products)	1,666	95,778
Encore Acquisition Co.* (Oil & Gas)	1,428	38,813
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	3,570	80,218
Energen Corp. (Gas)	2,142	62,568
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,666	79,352
Equity One, Inc. (REIT)	952	13,566
Essex Property Trust, Inc. (REIT)	714	47,160
Everest Re Group, Ltd.ADR (Insurance)	1,666	104,958
Exterran Holdings, Inc.* (Oil & Gas Services)	1,904	42,193
F5 Networks, Inc.* (Internet)	2,380	52,765
FactSet Research Systems, Inc. (Computers)	1,190	47,362
Fair Isaac Corp. (Software)	1,428	18,136
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,808	17,326
Federal Realty Investment Trust (REIT)	1,666	84,350
Federal Signal Corp. (Miscellaneous Manufacturing)	1,428	9,639
Ferro Corp. (Chemicals)	1,190	4,712
Fidelity National Title Group, Inc.—Class A (Insurance)	6,426	93,948
First American Financial Corp. (Insurance)	2,856	62,375
First Niagara Financial Group, Inc. (Savings & Loans)	3,570	46,624
FirstMerit Corp. (Banks)	2,380	38,485
Flowers Foods, Inc. (Food)	2,380	51,146
FMC Corp. (Chemicals)	2,142	95,576
FMC Technologies, Inc.* (Oil & Gas Services)	3,808	112,679
Foot Locker, Inc. (Retail)	4,760	35,034
Forest Oil Corp.* (Oil & Gas)	2,856	42,840
Frontier Oil Corp. (Oil & Gas)	3,094	44,182
FTI Consulting, Inc.* (Commercial Services)	1,428	58,562
Fulton Financial Corp. (Banks)	5,236	36,757
Gartner Group, Inc.* (Commercial Services)	1,666	23,591
GATX Corp. (Trucking & Leasing)	1,428	34,415
Gen-Probe, Inc.* (Healthcare—Products)	1,666	75,003
Gentex Corp. (Electronics)	4,284	35,943
Global Payments, Inc. (Software)	2,380	82,610
Graco, Inc. (Machinery—Diversified)	1,666	35,436
Granite Construction, Inc. (Engineering & Construction)	952	33,529
Great Plains Energy, Inc. (Electric)	3,570	68,080
Greif, Inc.—Class A (Packaging & Containers)	952	28,808
GUESS?, Inc. (Apparel)	1,666	26,806
Hanesbrands, Inc.* (Apparel)	2,856	25,675
Hanover Insurance Group, Inc. (Insurance)	1,428	57,720
Hansen Natural Corp.* (Beverages)	2,142	71,757
Harsco Corp. (Miscellaneous Manufacturing)	2,380	56,454

Common Stocks, continued
	Shares	Value
Harte-Hanks, Inc. (Advertising)	952	$5,998
Hawaiian Electric Industries, Inc. (Electric)	2,618	56,758
HCC Insurance Holdings, Inc. (Insurance)	3,332	78,002
Health Management Associates, Inc.—Class A* (Healthcare—Services)	7,378	11,731
Health Net, Inc.* (Healthcare—Services)	3,094	45,265
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,618	13,483
Helmerich & Payne, Inc. (Oil & Gas)	3,094	69,491
Henry Schein, Inc.* (Healthcare—Products)	2,618	97,992
Herman Miller, Inc. (Office Furnishings)	1,428	15,694
Highwoods Properties, Inc. (REIT)	1,904	42,954
Hill-Rom Holdings, Inc. (Healthcare—Products)	1,904	26,808
HNI Corp. (Office Furnishings)	1,190	15,720
Hologic, Inc.* (Healthcare—Products)	7,854	92,599
Horace Mann Educators Corp. (Insurance)	1,190	11,126
Hormel Foods Corp. (Food)	2,142	63,896
Hospitality Properties Trust (REIT)	2,856	38,328
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	1,428	2,413
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,666	51,646
IDACORP, Inc. (Electric)	1,190	34,641
IDEX Corp. (Machinery—Diversified)	2,380	53,812
IDEXX Laboratories, Inc.* (Healthcare—Products)	1,666	54,645
Imation Corp. (Computers)	714	6,954
Immucor, Inc.* (Healthcare—Products)	4,284	118,710
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	4,998	61,325
Integrated Device Technology, Inc.* (Semiconductors)	4,998	28,689
International Bancshares Corp. (Banks)	1,428	26,018
International Rectifier Corp.* (Semiconductors)	2,142	29,174
International Speedway Corp. (Entertainment)	714	16,622
Intersil Corp.—Class A (Semiconductors)	3,570	33,237
ITT Educational Services, Inc.* (Commercial Services)	952	116,629
J. Crew Group, Inc.* (Retail)	1,428	14,280
J.B. Hunt Transport Services, Inc. (Transportation)	2,380	53,003
Jack Henry & Associates, Inc. (Computers)	2,380	42,364
Jefferies Group, Inc. (Diversified Financial Services)	3,570	41,198
JetBlue Airways Corp.* (Airlines)	5,474	30,819
John Wiley & Sons, Inc. (Media)	1,190	42,162
Jones Lang LaSalle, Inc. (Real Estate)	952	22,477
Joy Global, Inc. (Machinery—Construction & Mining)	3,094	64,448
Kansas City Southern Industries, Inc.* (Transportation)	2,618	47,543
KBR, Inc. (Engineering & Construction)	4,760	67,402
Kelly Services, Inc.—Class A (Commercial Services)	714	6,469
Kennametal, Inc. (Hand/Machine Tools)	2,142	34,358
Kindred Healthcare, Inc.* (Healthcare—Services)	714	9,689
Kinetic Concepts, Inc.* (Healthcare—Products)	1,666	40,151
Korn/Ferry International* (Commercial Services)	1,190	11,186
Lam Research Corp.* (Semiconductors)	3,808	76,960
Lamar Advertising Co.* (Advertising)	2,142	19,299
Lancaster Colony Corp. (Miscellaneous Manufacturing)	476	17,331
Landstar System, Inc. (Transportation)	3,332	119,519

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks, continued
	Shares	Value
Lender Processing Services, Inc. (Diversified Financial Services)	2,380	$61,690
Liberty Property Trust (REIT)	2,856	57,120
Life Time Fitness, Inc.* (Leisure Time)	952	14,099
LifePoint Hospitals, Inc.* (Healthcare—Services)	1,428	32,187
Lincare Holdings, Inc.* (Healthcare—Services)	2,142	51,515
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,190	48,992
LKQ Corp.* (Distribution/Wholesale)	4,046	46,731
Louisiana-Pacific Corp. (Forest Products & Paper)	2,618	5,445
Lubrizol Corp. (Chemicals)	1,904	64,964
M.D.C. Holdings, Inc. (Home Builders)	952	29,169
Mack-Cali Realty Corp. (REIT)	1,904	38,689
Macrovision Solutions Corp.* (Entertainment)	2,380	31,202
Manpower, Inc. (Commercial Services)	2,380	67,735
ManTech International Corp.—Class A* (Software)	476	25,528
Mariner Energy, Inc.* (Oil & Gas)	2,618	25,918
Martin Marietta Materials (Building Materials)	1,190	95,819
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	1,428	39,284
Masimo Corp.* (Healthcare—Products)	1,428	39,656
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	714	27,803
MDU Resources Group, Inc. (Electric)	5,474	108,878
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,666	23,207
Mentor Graphics Corp.* (Computers)	2,618	12,200
Mercury General Corp. (Insurance)	952	36,880
Metavante Technologies, Inc.* (Software)	2,618	37,987
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	952	63,384
Mine Safety Appliances Co. (Environmental Control)	714	14,009
Minerals Technologies, Inc. (Chemicals)	476	17,998
Modine Manufacturing Co. (Auto Parts & Equipment)	952	2,608
Mohawk Industries, Inc.* (Textiles)	1,666	53,495
MPS Group, Inc.* (Commercial Services)	2,618	15,839
MSC Industrial Direct Co.—Class A (Retail)	1,190	40,769
National Fuel Gas Co. (Pipelines)	2,380	71,305
National Instruments Corp. (Computers)	1,666	35,769
Nationwide Health Properties, Inc. (REIT)	2,856	72,914
Navigant Consulting Co.* (Commercial Services)	1,428	20,463
NBTY, Inc.* (Pharmaceuticals)	1,666	31,437
NCR Corp.* (Computers)	4,760	59,738
Netflix, Inc.* (Internet)	1,190	43,007
NeuStar, Inc.* (Telecommunications)	2,380	32,416
New York Community Bancorp (Savings & Loans)	10,472	138,754
Newfield Exploration Co.* (Oil & Gas)	4,046	77,643
Nordson Corp. (Machinery—Diversified)	952	28,760
Northeast Utilities System (Electric)	4,760	113,288
NSTAR (Electric)	3,094	104,639
NV Energy, Inc. (Electric)	7,140	76,612
NVR, Inc.* (Home Builders)	238	101,409
O’Reilly Automotive, Inc.* (Retail)	4,046	117,617
Oceaneering International, Inc.* (Oil & Gas Services)	1,666	57,410
OGE Energy Corp. (Electric)	2,856	70,486
Old Republic International Corp. (Insurance)	6,902	71,229
Olin Corp. (Chemicals)	2,142	30,095

Common Stocks, continued
	Shares	Value
OMEGA Healthcare Investors, Inc. (REIT)	2,380	$34,819
Omnicare, Inc. (Pharmaceuticals)	3,094	86,508
ONEOK, Inc. (Gas)	3,094	90,407
Oshkosh Truck Corp. (Auto Manufacturers)	2,142	15,465
Overseas Shipholding Group, Inc. (Transportation)	714	25,490
Packaging Corp. of America (Packaging & Containers)	3,094	43,935
PacWest Bancorp (Banks)	714	12,074
Palm, Inc.* (Computers)	3,332	25,556
Parametric Technology Corp.* (Software)	3,570	32,130
Patriot Coal Corp.* (Coal)	1,904	9,768
Patterson-UTI Energy, Inc. (Oil & Gas)	4,760	45,506
Pentair, Inc. (Miscellaneous Manufacturing)	2,856	65,317
PepsiAmericas, Inc. (Beverages)	1,666	26,873
Perrigo Co. (Pharmaceuticals)	2,380	69,853
PetSmart, Inc. (Retail)	3,808	71,476
Pharmaceutical Product Development, Inc. (Commercial Services)	3,570	85,287
Phillips-Van Heusen Corp. (Apparel)	1,428	27,161
Plains Exploration & Production Co.* (Oil & Gas)	3,094	65,345
Plantronics, Inc. (Telecommunications)	1,428	14,494
PMI Group, Inc. (Insurance)	1,904	2,647
PNM Resources, Inc. (Electric)	2,618	26,285
Polycom, Inc.* (Telecommunications)	2,380	33,439
Potlatch Corp. (Forest Products & Paper)	1,190	29,976
Priceline.com, Inc.* (Internet)	1,190	79,837
Pride International, Inc.* (Oil & Gas)	5,236	84,404
Protective Life Corp. (Insurance)	2,142	17,736
Psychiatric Solutions, Inc.* (Healthcare—Services)	1,666	43,316
Puget Energy, Inc. (Electric)	3,808	111,955
Quanta Services, Inc.* (Commercial Services)	5,950	127,211
Quicksilver Resources, Inc.* (Oil & Gas)	3,332	23,091
Ralcorp Holdings, Inc.* (Food)	1,666	98,660
Raymond James Financial Corp. (Diversified Financial Services)	2,856	52,865
Rayonier, Inc. (Forest Products & Paper)	2,380	70,067
Realty Income Corp. (REIT)	3,094	59,621
Regency Centers Corp. (REIT)	2,142	75,613
Regis Corp. (Retail)	1,190	13,387
Reinsurance Group of America, Inc. (Insurance)	2,142	76,319
Reliance Steel & Aluminum Co. (Iron/Steel)	1,904	42,136
Rent-A-Center, Inc.* (Commercial Services)	1,904	28,274
ResMed, Inc.* (Healthcare—Products)	2,142	85,466
RF Micro Devices, Inc.* (Telecommunications)	8,092	8,739
Rollins, Inc. (Commercial Services)	1,190	18,564
Roper Industries, Inc. (Miscellaneous Manufacturing)	2,618	107,704
Ross Stores, Inc. (Retail)	3,808	112,031
RPM, Inc. (Chemicals)	3,808	46,876
Ruddick Corp. (Food)	1,190	28,619
SAIC, Inc.* (Commercial Services)	6,188	122,151
Saks, Inc.* (Retail)	4,284	10,796
Scholastic Corp. (Media)	714	7,783
Scientific Games Corp.—Class A* (Entertainment)	1,904	23,933
SEI Investments Co. (Software)	4,046	51,263
Semtech Corp.* (Semiconductors)	1,666	19,575
Sensient Technologies Corp. (Chemicals)	1,428	30,702
Sepracor, Inc.* (Pharmaceuticals)	3,332	50,646
Service Corp. International (Commercial Services)	7,854	35,736

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks, continued
	Shares	Value
Shaw Group, Inc.* (Engineering & Construction)	2,380	$66,164
Silicon Laboratories, Inc.* (Semiconductors)	1,190	27,406
SL Green Realty Corp. (REIT)	1,666	26,173
Smithfield Foods, Inc.* (Food)	3,570	42,376
Sonoco Products Co. (Packaging & Containers)	2,856	65,488
Sotheby’s (Commercial Services)	1,904	16,546
Southern Union Co. (Gas)	3,808	49,085
SPX Corp. (Miscellaneous Manufacturing)	1,666	70,155
SRA International, Inc.—Class A* (Computers)	1,190	19,433
StanCorp Financial Group, Inc. (Insurance)	1,428	36,871
Steel Dynamics, Inc. (Iron/Steel)	4,760	50,551
STERIS Corp. (Healthcare—Products)	1,666	44,316
Strayer Education, Inc. (Commercial Services)	238	51,510
Superior Energy Services, Inc.* (Oil & Gas Services)	2,380	37,080
SVB Financial Group* (Banks)	952	19,773
Sybase, Inc.* (Software)	2,380	64,998
Synopsys, Inc.* (Computers)	4,284	79,254
Synovus Financial Corp. (Banks)	8,568	33,929
TCF Financial Corp. (Banks)	3,332	41,283
Tech Data Corp.* (Distribution/Wholesale)	1,428	25,861
Techne Corp. (Healthcare—Products)	952	57,091
Teleflex, Inc. (Miscellaneous Manufacturing)	1,190	63,284
Telephone & Data Systems, Inc. (Telecommunications)	3,094	94,398
Temple-Inland, Inc. (Forest Products & Paper)	3,094	17,543
Terex Corp.* (Machinery—Construction & Mining)	2,856	33,815
Terra Industries, Inc. (Chemicals)	3,094	63,365
The Brink’s Co. (Miscellaneous Manufacturing)	1,190	31,452
The Colonial BancGroup, Inc. (Banks)	6,188	4,889
The Corporate Executive Board Co. (Commercial Services)	952	19,230
The Macerich Co. (REIT)	2,142	31,573
The Ryland Group, Inc. (Home Builders)	1,190	18,564
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,190	38,342
The Timberland Co.—Class A* (Apparel)	1,190	13,078
The Warnaco Group, Inc.* (Apparel)	1,428	32,330
Thomas & Betts Corp.* (Electronics)	1,666	35,636
Thor Industries, Inc. (Home Builders)	952	10,072
Thoratec Corp.* (Healthcare—Products)	1,666	48,264
Tidewater, Inc. (Oil & Gas Services)	1,428	59,419
Timken Co. (Metal Fabricate/Hardware)	2,618	38,982
Toll Brothers, Inc.* (Home Builders)	3,808	64,812
Tootsie Roll Industries, Inc. (Food)	714	17,043
Trimble Navigation, Ltd.* (Electronics)	3,570	52,907
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,380	27,394
Tupperware Corp. (Household Products/Wares)	1,904	39,146
UDR, Inc. (REIT)	4,046	47,460
UGI Corp. (Gas)	3,094	78,495
Under Armour, Inc.—Class A* (Retail)	952	17,612
Unit Corp.* (Oil & Gas)	1,428	35,614
United Rentals, Inc.* (Commercial Services)	1,666	9,296
United Therapeutics Corp.* (Pharmaceuticals)	714	48,516
Unitrin, Inc. (Insurance)	1,428	18,221
Universal Corp. (Agriculture)	714	21,834
Universal Health Services, Inc.—Class B (Healthcare—Services)	1,428	54,050
Urban Outfitters, Inc.* (Retail)	3,332	51,913

Common Stocks, continued
	Shares	Value
URS Corp.* (Engineering & Construction)	2,380	$81,039
Valeant Pharmaceuticals International* (Pharmaceuticals)	2,380	51,646
Valley National Bancorp (Banks)	3,808	49,580
Valspar Corp. (Chemicals)	2,856	49,552
ValueClick, Inc.* (Internet)	2,618	16,362
Varian, Inc.* (Electronics)	714	19,878
VCA Antech, Inc.* (Pharmaceuticals)	2,380	44,792
Vectren Corp. (Gas)	2,380	61,380
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,522	149,452
Vishay Intertechnology, Inc.* (Electronics)	5,712	16,908
W.R. Berkley Corp. (Insurance)	4,046	107,138
Wabtec Corp. (Machinery—Diversified)	1,428	42,740
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	2,380	33,606
Washington Federal, Inc. (Savings & Loans)	2,618	32,149
Waste Connections, Inc.* (Environmental Control)	2,380	69,068
Webster Financial Corp. (Banks)	1,428	5,969
Weingarten Realty Investors (REIT)	2,380	38,532
WellCare Health Plans, Inc.* (Healthcare—Services)	1,190	17,588
Wendy’s/Arby’s Group, Inc.—Class A (Retail—Restaurants)	12,852	64,774
Werner Enterprises, Inc. (Transportation)	1,190	17,850
Westamerica Bancorp (Banks)	714	30,509
Westar Energy, Inc. (Electric)	3,332	66,907
Western Digital Corp.* (Computers)	6,664	97,827
WGL Holdings, Inc. (Gas)	1,428	45,839
Williams Sonoma, Inc. (Retail)	2,618	20,735
Wilmington Trust Corp. (Banks)	1,904	26,066
Wind River Systems, Inc.* (Software)	1,904	15,175
Woodward Governor Co. (Electronics)	1,666	34,270
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,666	16,760
YRC Worldwide, Inc.* (Transportation)	1,666	4,798
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	1,904	32,044

TOTAL COMMON STOCKS (Cost $17,121,360)		18,078,830

Repurchase Agreements (9.1%)
	Principal Amount
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $500,008 (Collateralized by $515,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $515,896)	$500,000	500,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $813,014 (Collateralized by $830,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $830,101)	813,000	813,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $687,011 (Collateralized by $703,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $702,432)	687,000	687,000

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Repurchase Agreements, continued
	Principal Amount	Value
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $284,005 (Collateralized by $289,832 Federal National Mortgage Association, 0.42%‡, 3/19/09, market value $289,680)	$284,000	$284,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,284,000)		2,284,000

TOTAL INVESTMENT SECURITIES (Cost $19,405,360)—81.1%		20,362,830
Net other assets (liabilities)—18.9%		4,738,555

NET ASSETS—100.0%		$25,101,385

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $500,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.
ADR	American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring 3/20/09 (Underlying notional amount at value $16,593,120)	334	$(95,340)
S&P MidCap 400 Futures Contract expiring 3/20/09 (Underlying notional amount at value $13,910,400)	56	(390,852)

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 2/27/09	$1,186,070	$(91,641)

UltraMid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Advertising	0.1%
Aerospace/Defense	0.4%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.5%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.2%
Banks	2.7%
Beverages	0.4%
Biotechnology	0.9%
Building Materials	0.4%

Chemicals	2.4%
Coal	0.3%
Commercial Services	4.8%
Computers	2.0%
Cosmetics/Personal Care	0.3%
Distribution/Wholesale	0.5%
Diversified Financial Services	1.3%
Electric	4.0%
Electrical Components & Equipment	1.1%
Electronics	1.4%
Engineering & Construction	1.0%
Entertainment	0.5%
Environmental Control	0.5%
Food	1.5%
Forest Products & Paper	0.5%
Gas	1.8%
Hand/Machine Tools	0.3%
Healthcare—Products	4.1%
Healthcare—Services	1.5%
Home Builders	0.9%
Household Products/Wares	0.9%
Insurance	3.6%
Internet	1.0%
Investment Companies	0.1%
Iron/Steel	0.8%
Leisure Time	0.2%
Lodging	NM
Machinery—Construction & Mining	0.5%
Machinery—Diversified	0.9%
Media	0.2%
Metal Fabricate/Hardware	0.5%
Miscellaneous Manufacturing	2.5%
Office Furnishings	0.2%
Oil & Gas	3.2%
Oil & Gas Services	1.2%
Packaging & Containers	0.6%
Pharmaceuticals	1.9%
Pipelines	0.3%
REIT	3.7%
Real Estate	0.1%
Retail	4.7%
Retail—Restaurants	0.3%
Savings & Loans	1.0%
Semiconductors	1.3%
Software	2.3%
Telecommunications	1.1%
Textiles	0.2%
Toys/Games/Hobbies	0.2%
Transportation	1.3%
Trucking & Leasing	0.1%
Water	0.3%
Other**	28.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2009

Common Stocks (80.5%)
	Percentage of Net Assets	Shares	Value
Alexion Pharmaceuticals, Inc.* (Biotechnology)	0.4%	3,010	$110,979
American States Water Co. (Water)	0.3%	2,150	74,325
Aspen Insurance Holdings, Ltd.ADR (Insurance)	0.3%	3,870	85,527
Avista Corp. (Electric)	0.3%	4,945	94,153
California Water Service Group (Water)	0.3%	2,150	93,525
Clarcor, Inc. (Miscellaneous Manufacturing)	0.2%	2,150	65,231
Cleco Corp. (Electric)	0.3%	3,440	78,604
Corinthian Colleges, Inc.* (Commercial Services)	0.3%	4,085	76,308
Empire District Electric Co. (Electric)	0.4%	5,805	103,097
ESSA Bancorp, Inc. (Banks)	0.3%	5,375	71,702
First Niagara Financial Group, Inc. (Savings & Loans)	0.3%	6,665	87,045
FirstMerit Corp. (Banks)	0.3%	4,945	79,961
Flowers Foods, Inc. (Food)	0.3%	3,440	73,926
Immucor, Inc.* (Healthcare—Products)	0.3%	3,010	83,407
InterDigital, Inc.* (Telecommunications)	0.3%	2,365	76,460
IPC Holdings, Ltd.ADR (Insurance)	0.3%	3,225	82,753
ITC Holdings Corp. (Electric)	0.3%	1,935	81,231
Jack Henry & Associates, Inc. (Computers)	0.2%	3,870	68,886
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	0.3%	4,300	77,529
Laclede Group, Inc. (Gas)	0.4%	2,580	117,106
Magellan Health Services, Inc.* (Healthcare—Services)	0.3%	2,150	77,873
Max Capital Group, Ltd.ADR (Insurance)	0.3%	4,300	73,143
Montpelier Re Holdings, Ltd.ADR (Insurance)	0.3%	5,375	76,002
Myriad Genetics, Inc.* (Biotechnology)	0.5%	1,935	144,293
New Jersey Resources Corp. (Gas)	0.5%	3,225	129,290
NewAlliance Bancshares, Inc. (Savings & Loans)	0.2%	6,020	66,160
Nicor, Inc. (Gas)	0.3%	2,150	73,551
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	0.2%	2,150	65,424
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	0.3%	2,365	84,194
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	0.2%	2,365	65,771
Portland General Electric Co. (Electric)	0.3%	4,085	79,453
Prosperity Bancshares, Inc. (Banks)	0.2%	2,580	69,789
Ralcorp Holdings, Inc.* (Food)	0.3%	1,505	89,126
Realty Income Corp. (REIT)	0.3%	4,515	87,004

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
Royal Gold, Inc. (Mining)	0.4%	2,365	$113,709
Senior Housing Properties Trust (REIT)	0.3%	4,730	76,531
Sequenom, Inc.* (Biotechnology)	0.3%	3,225	71,466
STERIS Corp. (Healthcare—Products)	0.2%	2,580	68,628
Sybase, Inc.* (Software)	0.3%	3,225	88,075
Thoratec Corp.* (Healthcare—Products)	0.3%	3,225	93,428
Universal Health Realty Income Trust (REIT)	0.2%	2,150	65,790
Valeant Pharmaceuticals International* (Pharmaceuticals)	0.2%	3,225	69,982
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	0.2%	1,505	69,982
Westar Energy, Inc. (Electric)	0.3%	4,730	94,978
Other Common Stocks	67.5%	1,969,221	19,475,823

TOTAL COMMON STOCKS
(Cost $26,640,560)			23,151,220

Repurchase Agreements (14.2%)
	Principal Amount
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $894,013 (Collateralized by $915,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $916,592)	$894,000	894,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,454,024 (Collateralized by $1,485,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $1,485,181)	1,454,000	1,454,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,230,019 (Collateralized by $1,257,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $1,255,985)	1,230,000	1,230,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $507,008 (Collateralized by $518,276 of various Federal National Mortgage Association Securities, 0.28%‡-4.36%, 3/16/09-8/4/11, market value $518,662)	507,000	507,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,085,000)		4,085,000

TOTAL INVESTMENT SECURITIES (Cost $30,725,560)—94.7%		27,236,220
Net other assets (liabilities)—5.3%		1,522,816

NET ASSETS—100.0%		$28,759,036

See accompanying notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2009

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $3,800,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.
ADR	American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Futures Contract expiring 3/20/09 (Underlying notional amount at value $15,655,550)	353	$(51,671)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 2/27/09	$18,566,482	$(1,203,457)

UltraSmall-Cap ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Advertising	0.1%
Aerospace/Defense	1.0%
Aerospace/Defense Equipment	0.3%
Agriculture	0.1%
Airlines	0.4%
Apparel	1.0%
Auto Parts & Equipment	0.4%
Banks	5.2%
Beverages	0.3%
Biotechnology	2.8%
Building Materials	0.4%
Chemicals	1.3%
Coal	NM
Commercial Services	5.2%
Computers	1.6%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.6%
Diversified Financial Services	1.3%
Electric	2.9%
Electrical Components & Equipment	0.5%
Electronics	2.2%

Energy—Alternate Sources	0.1%
Engineering & Construction	0.8%
Entertainment	0.6%
Environmental Control	0.4%
Food	2.1%
Forest Products & Paper	0.5%
Gas	1.2%
Hand/Machine Tools	0.3%
Healthcare—Products	4.4%
Healthcare—Services	1.7%
Home Builders	0.2%
Home Furnishings	0.3%
Household Products/Wares	0.4%
Housewares	NM
Insurance	3.1%
Internet	2.4%
Investment Companies	0.6%
Iron/Steel	0.1%
Leisure Time	0.5%
Lodging	0.2%
Machinery—Diversified	1.3%
Media	0.1%
Metal Fabricate/Hardware	0.4%
Mining	1.1%
Miscellaneous Manufacturing	1.6%
Office Furnishings	0.2%
Oil & Gas	1.7%
Oil & Gas Services	1.1%
Packaging & Containers	0.2%
Pharmaceuticals	3.5%
REIT	4.3%
Real Estate	0.3%
Retail	3.9%
Savings & Loans	1.1%
Semiconductors	2.3%
Software	3.7%
Storage/Warehousing	0.1%
Telecommunications	3.4%
Toys/Games/Hobbies	0.2%
Transportation	1.6%
Water	0.7%
Other**	19.5%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS UltraDow 30 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks (56.6%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	9,581	$515,362
Alcoa, Inc. (Mining)	9,581	74,636
American Express Co. (Diversified Financial Services)	9,581	160,290
AT&T, Inc. (Telecommunications)	9,581	235,884
Bank of America Corp. (Banks)	9,581	63,043
Boeing Co. (Aerospace/Defense)	9,581	405,372
Caterpillar, Inc. (Machinery—Construction & Mining)	9,581	295,574
ChevronTexaco Corp. (Oil & Gas)	9,581	675,652
Citigroup, Inc. (Diversified Financial Services)	9,581	34,013
Coca-Cola Co. (Beverages)	9,581	409,300
E.I. du Pont de Nemours & Co. (Chemicals)	9,581	219,980
Exxon Mobil Corp. (Oil & Gas)	9,581	732,755
General Electric Co. (Miscellaneous Manufacturing)	9,581	116,218
General Motors Corp. (Auto Manufacturers)	8,241	24,805
Hewlett-Packard Co. (Computers)	9,581	332,940
Home Depot, Inc. (Retail)	9,581	206,279
Intel Corp. (Semiconductors)	9,581	123,595
International Business Machines Corp. (Computers)	9,581	878,099
J.P. Morgan Chase & Co. (Diversified Financial Services)	9,581	244,411
Johnson & Johnson (Healthcare—Products)	9,581	552,728
Kraft Foods, Inc. (Food)	9,581	268,747
McDonald’s Corp. (Retail)	9,581	555,890
Merck & Co., Inc. (Pharmaceuticals)	9,581	273,538
Microsoft Corp. (Software)	9,581	163,835
Pfizer, Inc. (Pharmaceuticals)	9,581	139,691
Procter & Gamble Co. (Cosmetics/Personal Care)	9,581	522,164
United Technologies Corp. (Aerospace/Defense)	9,581	459,792
Verizon Communications, Inc. (Telecommunications)	9,581	286,184
Wal-Mart Stores, Inc. (Retail)	9,581	451,457
Walt Disney Co. (Media)	9,581	198,135

TOTAL COMMON STOCKS (Cost $8,447,888)		9,620,369

Repurchase Agreements (23.0%)
	Principal Amount
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $853,013 (Collateralized by $875,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $876,523)	$853,000	853,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,387,023 (Collateralized by $1,415,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $1,415,172)	1,387,000	1,387,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,174,019 (Collateralized by $1,199,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $1,198,031)	1,174,000	1,174,000

Repurchase Agreements, continued
	Principal Amount	Value
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $483,008 (Collateralized by $492,918 Federal National Mortgage Association, 0.42%‡, 3/19/09, market value $492,660)	$483,000	$483,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,897,000)		3,897,000

TOTAL INVESTMENT SECURITIES (Cost $12,344,888)—79.6%		13,517,369
Net other assets (liabilities)—20.4%		3,470,889

NET ASSETS—100.0%		$16,988,258

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $1,400,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Dow Jones Futures Contract expiring 3/20/09 (Underlying notional amount at value $20,876,625)	525	$(178,823)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement Based on the Dow Jones Industrial Average terminating on 2/27/09	$3,537,412	$(193,480)

UltraDow 30 ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Aerospace/Defense	5.1%
Auto Manufacturers	0.1%
Banks	0.4%
Beverages	2.4%
Chemicals	1.3%
Computers	7.2%
Cosmetics/Personal Care	3.1%
Diversified Financial Services	2.5%
Food	1.6%
Healthcare—Products	3.2%
Machinery—Construction & Mining	1.7%
Media	1.2%
Mining	0.4%
Miscellaneous Manufacturing	3.7%
Oil & Gas	8.3%
Pharmaceuticals	2.4%
Retail	7.2%
Semiconductors	0.7%
Software	1.0%
Telecommunications	3.1%
Other**	43.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS UltraNASDAQ-100 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks (79.3%)
	Shares	Value
Activision Blizzard, Inc.* (Software)	63,687	$557,898
Adobe Systems, Inc.* (Software)	27,903	538,807
Akamai Technologies, Inc.* (Internet)	8,520	114,850
Altera Corp. (Semiconductors)	22,365	343,974
Amazon.com, Inc.* (Internet)	15,336	902,064
Amgen, Inc.* (Biotechnology)	26,412	1,448,698
Apollo Group, Inc.—Class A* (Commercial Services)	8,520	694,039
Apple Computer, Inc.* (Computers)	66,669	6,008,877
Applied Materials, Inc. (Semiconductors)	37,275	349,267
Autodesk, Inc.* (Software)	12,567	208,110
Automatic Data Processing, Inc. (Software)	19,170	696,446
Baidu, Inc.ADR* (Internet)	1,278	164,568
Bed Bath & Beyond, Inc.* (Retail)	18,744	435,423
Biogen Idec, Inc.* (Biotechnology)	17,040	828,996
Broadcom Corp.—Class A* (Semiconductors)	21,939	347,733
C.H. Robinson Worldwide, Inc. (Transportation)	8,946	411,337
CA, Inc. (Software)	26,625	478,984
Celgene Corp.* (Biotechnology)	24,282	1,285,732
Cephalon, Inc.* (Pharmaceuticals)	3,408	263,029
Check Point Software Technologies, Ltd.ADR* (Internet)	11,289	255,922
Cintas Corp. (Textiles)	9,798	222,905
Cisco Systems, Inc.* (Telecommunications)	112,677	1,686,775
Citrix Systems, Inc.* (Software)	11,502	242,002
Cognizant Technology Solutions Corp.* (Computers)	15,123	283,254
Comcast Corp.—Special Class A (Media)	77,532	1,135,844
Costco Wholesale Corp. (Retail)	12,141	546,709
Dell, Inc.* (Computers)	38,340	364,230
DENTSPLY International, Inc. (Healthcare—Products)	7,668	206,346
DIRECTV Group, Inc.* (Media)	41,109	900,287
DISH Network Corp.—Class A* (Media)	11,502	147,686
eBay, Inc.* (Internet)	51,120	614,462
Electronic Arts, Inc.* (Software)	17,253	266,386
Expedia, Inc.* (Internet)	15,123	135,048
Expeditors International of Washington, Inc. (Transportation)	11,076	308,024
Express Scripts, Inc.* (Pharmaceuticals)	11,715	629,798
Fastenal Co. (Distribution/Wholesale)	7,455	254,812
First Solar, Inc.* (Energy—Alternate Sources)	3,621	517,079
Fiserv, Inc.* (Software)	10,650	338,137
Flextronics International, Ltd.ADR* (Electronics)	47,286	123,416
FLIR Systems, Inc.* (Electronics)	7,668	191,470
Foster Wheeler, Ltd.ADR* (Engineering & Construction)	7,455	148,876
Garmin, Ltd.ADR (Electronics)	10,011	175,493
Genzyme Corp.* (Biotechnology)	18,105	1,247,797
Gilead Sciences, Inc.* (Pharmaceuticals)	48,138	2,443,966
Google, Inc.—Class A* (Internet)	7,668	2,595,848
Hansen Natural Corp.* (Beverages)	4,899	164,117
Henry Schein, Inc.* (Healthcare—Products)	4,686	175,397
Hologic, Inc.* (Healthcare—Products)	14,484	170,766
IAC/InterActiveCorp* (Internet)	7,668	112,720
Illumina, Inc.* (Biotechnology)	6,390	174,830
Infosys Technologies, Ltd.ADR (Software)	5,964	158,404
Intel Corp. (Semiconductors)	104,796	1,351,868
Intuit, Inc.* (Software)	21,513	487,269
Intuitive Surgical, Inc.* (Healthcare—Products)	1,917	197,892

Common Stocks, continued
	Shares	Value
J.B. Hunt Transport Services, Inc. (Transportation)	6,603	$147,049
Joy Global, Inc. (Machinery—Construction & Mining)	5,538	115,357
Juniper Networks, Inc.* (Telecommunications)	18,531	262,399
KLA-Tencor Corp. (Semiconductors)	10,863	217,695
Lam Research Corp.* (Semiconductors)	6,816	137,751
Liberty Global, Inc.—Class A* (Media)	8,094	117,930
Liberty Media Holding Corp.—Interactive Series A* (Internet)	29,181	91,628
Life Technologies Corp.* (Biotechnology)	9,372	238,611
Linear Technology Corp. (Semiconductors)	15,762	369,146
Logitech International S.A.ADR* (Computers)	9,372	89,877
Marvell Technology Group, Ltd.ADR* (Semiconductors)	31,311	228,257
Maxim Integrated Products, Inc. (Semiconductors)	16,614	219,803
Microchip Technology, Inc. (Semiconductors)	8,094	153,543
Microsoft Corp. (Software)	164,862	2,819,140
Millicom International Cellular S.A.ADR (Telecommunications)	5,538	216,868
NetApp, Inc.* (Computers)	18,531	274,815
News Corp.—Class A (Media)	75,615	483,180
NII Holdings, Inc.—Class B* (Telecommunications)	8,520	165,288
NVIDIA Corp.* (Semiconductors)	28,329	225,216
O’Reilly Automotive, Inc.* (Retail)	7,029	204,333
Oracle Corp.* (Software)	115,659	1,946,541
PACCAR, Inc. (Auto Manufacturers)	21,726	573,349
Patterson Cos., Inc.* (Healthcare—Products)	6,177	113,595
Paychex, Inc. (Commercial Services)	18,318	444,944
Pharmaceutical Product Development, Inc. (Commercial Services)	5,964	142,480
Qualcomm, Inc. (Telecommunications)	107,352	3,709,012
Research In Motion, Ltd.ADR* (Computers)	30,459	1,687,429
Ross Stores, Inc. (Retail)	7,029	206,793
Ryanair Holdings PLCADR* (Airlines)	6,177	148,372
Seagate TechnologyADR (Computers)	26,199	99,294
Sears Holdings Corp.* (Retail)	6,816	278,911
Sigma-Aldrich Corp. (Chemicals)	6,390	230,551
Staples, Inc. (Retail)	25,773	410,822
Starbucks Corp.* (Retail)	54,741	516,755
Steel Dynamics, Inc. (Iron/Steel)	10,011	106,317
Stericycle, Inc.* (Environmental Control)	4,686	229,239
Sun Microsystems, Inc.* (Computers)	17,253	71,772
Symantec Corp.* (Internet)	47,073	721,629
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	34,293	1,421,445
Urban Outfitters, Inc.* (Retail)	8,733	136,060
VeriSign, Inc.* (Internet)	9,798	189,199
Vertex Pharmaceuticals, Inc.* (Biotechnology)	8,307	274,546
Warner Chilcott, Ltd.ADR* (Pharmaceuticals)	13,419	184,511
Wynn Resorts, Ltd.* (Lodging)	6,390	192,211
Xilinx, Inc. (Semiconductors)	19,383	326,604
Yahoo!, Inc.* (Internet)	35,784	419,746

TOTAL COMMON STOCKS (Cost $39,837,450)		56,614,680

See accompanying notes to the financial statements.

PROFUNDS UltraNASDAQ-100 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Repurchase Agreements (17.2%)
	Principal Amount	Value
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $2,700,041 (Collateralized by $2,755,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $2,759,794)	$2,700,000	$2,700,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $4,387,073 (Collateralized by $4,475,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $4,475,545)	4,387,000	4,387,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $3,712,059 (Collateralized by $3,809,000 of various Federal National Mortgage Association Securities, 0.35%‡-0.72%‡, 4/27/09-12/1/09, market value $3,786,809)	3,712,000	3,712,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,518,024 (Collateralized by $1,549,187 of various Federal National Mortgage Association Securities, 0.42%‡, 3/19/09-3/20/09, market value $1,548,360)	1,518,000	1,518,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,317,000)		12,317,000

TOTAL INVESTMENT SECURITIES (Cost $52,154,450)—96.5%		68,931,680
Net other assets (liabilities)—3.5%		2,464,414

NET ASSETS—100.0%		$71,396,094

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $12,317,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.
ADR	American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ-100 Futures Contract expiring 3/20/09 (Underlying notional amount at value $22,146,400)	188	$(228,326)
Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contract expiring 3/20/09 (Underlying notional amount at value $2,992,120)	127	102,489

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 2/27/09	$66,537,952	$(3,134,664)

UltraNASDAQ-100 ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Airlines	0.2%
Auto Manufacturers	0.8%
Beverages	0.2%
Biotechnology	7.6%
Chemicals	0.3%
Commercial Services	1.8%
Computers	12.4%
Distribution/Wholesale	0.3%
Electronics	0.7%
Energy—Alternate Sources	0.7%
Engineering & Construction	0.2%
Environmental Control	0.3%
Healthcare—Products	1.2%
Internet	9.0%
Iron/Steel	0.1%
Lodging	0.3%
Machinery—Construction & Mining	0.2%
Media	4.0%
Pharmaceuticals	7.0%
Retail	3.9%
Semiconductors	5.9%
Software	12.2%
Telecommunications	8.5%
Textiles	0.3%
Transportation	1.2%
Other**	20.7%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS UltraInternational ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Repurchase Agreements (100.4%)
	Principal Amount	Value
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,493,022 (Collateralized by $1,525,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $1,527,654)	$1,493,000	$1,493,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $2,426,040 (Collateralized by $2,475,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $2,475,302)	2,426,000	2,426,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $2,053,033 (Collateralized by $2,097,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $2,095,306)	2,053,000	2,053,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $840,013 (Collateralized by $857,345 of various Federal National Mortgage Association Securities, 0.28%‡-0.42%‡, 3/16/09-3/19/09, market value $857,008)	840,000	840,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,812,000)		6,812,000

TOTAL INVESTMENT SECURITIES (Cost $6,812,000)—100.4%		6,812,000
Net other assets (liabilities)—(0.4)%		(28,794)

NET ASSETS—100.0%		$6,783,206

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $2,500,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Futures Contract expiring 3/20/09 (Underlying notional amount at value $3,459,645)	63	$(316,356)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) terminating on 2/27/09	$10,097,181	$(605,003)

See accompanying notes to the financial statements.

PROFUNDS UltraEmerging Markets ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks† (53.6%)
	Shares	Value
America Movil S.A.B. de C.V. (Telecommunications)	48,160	$1,373,042
AngloGold Ashanti, Ltd. (Mining)	17,458	500,870
AU Optronics Corp. (Electronics)	44,548	315,400
Banco Bradesco S.A. (Banks)	92,106	824,349
Banco Itau Holding Financeira S.A. (Banks)	77,658	779,686
Cemex S.A.B. de C.V.* (Building Materials)	48,762	379,856
China Life Insurance Co., Ltd. (Insurance)	28,294	1,119,877
China Mobile, Ltd. (Telecommunications)	50,568	2,274,043
China Petroleum and Chemical Corp. (Oil & Gas)	10,234	553,250
China Telecom Corp., Ltd. (Telecommunications)	8,428	304,504
China Unicom, Ltd. (Telecommunications)	77,056	708,145
Chunghwa Telecom Co., Ltd. (Telecommunications)	35,403	532,461
CNOOC, Ltd. (Oil & Gas)	9,030	776,941
Companhia de Bebidas das Americas (AmBev) (Beverages)	9,632	392,889
Companhia Energetica de Minas Gerais (CEMIG) (Electric)	16,856	229,073
Companhia Siderurgica Nacional S.A. (CSN) (Iron/Steel)	23,478	354,518
Companhia Vale do Rio Doce (CVRD) (Mining)	80,668	1,138,226
Ecopetrol S.A. (Oil & Gas)	12,642	212,638
Empresa Nacional de Electricidad S.A. (Endesa-Chile) (Electric)	6,622	247,530
Enersis S.A. (Electric)	15,652	224,606
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA) (Beverages)	13,244	372,819
Gerdau S.A. (Iron/Steel)	39,732	253,490
Gold Fields, Ltd. (Mining)	39,130	411,256
Grupo Televisa S.A. (Media)	29,498	412,677
Harmony Gold Mining Co., Ltd.* (Mining)	20,468	241,522
HDFC Bank, Ltd. (Banks)	6,020	347,113
ICICI Bank, Ltd. (Banks)	24,682	406,759
Infosys Technologies, Ltd. (Software)	34,314	911,380
KB Financial Group, Inc.* (Banks)	21,672	560,438
Korea Electric Power Corp.* (Electric)	30,100	299,194
LG. Philips LCD Co., Ltd.* (Electronics)	21,070	200,586
Mobile TeleSystems (Telecommunications)	11,438	243,629
PetroChina Co., Ltd. (Oil & Gas)	12,642	932,600
Petroleo Brasileiro S.A. (Oil & Gas)	68,026	1,782,281
Philippine Long Distance Telephone Co. (Telecommunications)	4,816	213,108
POSCO (Iron/Steel)	17,458	1,108,932
PT Telekomunikasi Indonesia (Telecommunications)	15,050	329,746
Rostelecom (Telecommunications)	3,612	180,636
Sasol, Ltd. (Oil & Gas Services)	25,886	687,273
Shinhan Financial Group Co., Ltd.* (Diversified Financial Services)	11,438	456,033
SK Telecom Co., Ltd. (Telecommunications)	19,264	314,966
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	266,686	2,010,813
Tele Norte Leste Participacoes S.A. (Telecommunications)	15,652	192,520
Telefonos de Mexico S.A.B. de C.V. (Telmex) (Telecommunications)	16,856	298,520

Common Stocks, continued
	Shares	Value
Tenaris S.A. (Iron/Steel)	13,846	$274,012
Teva Pharmaceutical Industries, Ltd. (Pharmaceuticals)	49,364	2,046,138
Turkcell Iletisim Hizmetleri AS (Telecommunications)	15,050	198,209
Unibanco—Uniao de Bancos Brasileiros S.A. (Banks)	6,622	372,686

TOTAL COMMON STOCKS (Cost $47,594,339)		29,301,240

Preferred Stocks† (6.5%)
Companhia Vale do Rio Doce (CVRD) (Mining)	126,420	1,534,739
Petroleo Brasileiro S.A. (Oil & Gas)	93,912	2,034,134

TOTAL PREFERRED STOCKS (Cost $7,154,213)		3,568,873

Repurchase Agreements (46.6%)
	Principal Amount
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $5,588,084 (Collateralized by $5,690,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $5,699,901)	$5,588,000	5,588,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $9,081,151 (Collateralized by $9,262,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $9,263,129)	9,081,000	9,081,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $7,684,122 (Collateralized by $7,886,000 Federal National Mortgage Association, 0.72%‡, 12/1/09, market value $7,839,023)	7,684,000	7,684,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $3,136,050 (Collateralized by $3,209,540 of various U.S. Government Agency Obligations, 0.21%‡-0.42%‡, 2/27/09-3/20/09, market value $3,209,189)	$3,136,000	3,136,000

TOTAL REPURCHASE AGREEMENTS (Cost $25,489,000)		25,489,000

TOTAL INVESTMENT SECURITIES (Cost $80,237,552)—106.7%		58,359,113
Net other assets (liabilities)—(6.7)%		(3,646,750)

NET ASSETS—100.0%		$54,712,363

†	As of January 31, 2009 all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS UltraEmerging Markets ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $15,500,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Bank of New York Mellon Emerging Markets 50 ADR Index terminating on 2/27/09	$76,590,815	$(3,807,809)

UltraEmerging Markets ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Banks	5.9%
Beverages	1.4%
Building Materials	0.7%
Diversified Financial Services	0.8%
Electric	1.8%
Electronics	1.0%
Insurance	2.0%
Iron/Steel	3.6%
Media	0.8%
Mining	7.0%
Oil & Gas	11.5%
Oil & Gas Services	1.3%
Pharmaceuticals	3.7%
Semiconductors	3.7%
Software	1.7%
Telecommunications	13.2%
Other**	39.9%

UltraEmerging Markets ProFund invested, as a percentage of net assets, in securities with exposure to the following countries, as of January 31, 2009:

Argentina(a)	0.5%
Brazil	18.4%
Chile	0.9%
China	5.3%
Colombia	0.4%
Hong Kong	6.9%
India	3.0%
Indonesia	0.6%
Israel	3.7%
Mexico	5.2%
Philippines	0.4%
Russia	0.4%
South Africa	3.4%
South Korea	5.3%
Taiwan	5.3%
Turkey	0.4%
Other**	39.9%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
(a)	Securities classified as Argentina are registered in Luxembourg.

See accompanying notes to the financial statements.

PROFUNDS UltraLatin America ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks† (40.9%)
	Shares	Value
America Movil S.A.B. de C.V. (Telecommunications)	9,310	$265,428
Banco Bradesco S.A. (Banks)	36,195	323,945
Banco Itau Holding Financeira S.A. (Banks)	34,580	347,183
Banco Santander Chile S.A. (Banks)	2,945	104,194
Bancolombia S.A. (Banks)	5,130	107,371
Brasil Telecom Participacoes S.A. (Telecommunications)	2,185	70,685
Cemex S.A.B. de C.V.* (Building Materials)	16,720	130,249
Centrais Eletricas Brasileiras S.A. (Electric)	9,595	99,692
Centrais Eletricas Brasileiras S.A. (Electric)	14,155	158,253
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Food)	4,370	112,091
Companhia de Bebidas das Americas (AmBev) (Beverages)	6,460	263,503
Companhia Energetica de Minas Gerais (CEMIG) (Electric)	14,440	196,240
Companhia Siderurgica Nacional S.A. (CSN) (Iron/Steel)	18,525	279,727
Companhia Vale do Rio Doce (CVRD) (Mining)	45,315	639,395
Compania de Minas Buenaventura S.A. (Mining)	9,405	177,190
CPFL Energia S.A. (Electric)	2,660	102,330
Ecopetrol S.A. (Oil & Gas)	11,400	191,748
Empresa Brasileira de Aeronautica S.A. (Embraer) (Aerospace/Defense)	6,080	91,626
Empresa Nacional de Electricidad S.A. (Endesa-Chile) (Electric)	5,795	216,617
Enersis S.A. (Electric)	13,870	199,034
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA) (Beverages)	9,785	275,448
Gerdau S.A. (Iron/Steel)	30,685	195,770
Grupo Televisa S.A. (Media)	20,140	281,759
Net Servicos de Comunicacao S.A. (Media)	14,345	91,378
Perdigao S.A. (Food)	5,320	144,332
Petroleo Brasileiro S.A. (Oil & Gas)	28,880	756,656
Sociedad Quimica y Minera de Chile S.A. (Chemicals)	5,320	144,172
Tele Norte Leste Participacoes S.A. (Telecommunications)	14,250	175,275
Telefonos de Mexico S.A.B. de C.V. (Telmex) (Telecommunications)	11,210	198,529
Tenaris S.A. (Iron/Steel)	9,690	191,765
Ultrapar Participacoes S.A. (Gas)	5,510	127,281
Unibanco—Uniao de Bancos Brasileiros S.A. (Banks)	4,655	261,983
Vivo Participacoes S.A. (Telecommunications)	10,769	152,704

TOTAL COMMON STOCKS (Cost $8,059,753)		7,073,553

Preferred Stocks† (9.9%)
Companhia Vale do Rio Doce (CVRD) (Mining)	70,395	854,595
Petroleo Brasileiro S.A. (Oil & Gas)	39,805	862,177

TOTAL PREFERRED STOCKS (Cost $1,980,087)		1,716,772

Repurchase Agreements (62.5%)
	Principal Amount	Value
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $2,373,036 (Collateralized by $2,420,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $2,424,211)	$2,373,000	$2,373,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $3,858,064 (Collateralized by $3,935,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $3,935,480)	3,858,000	3,858,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $3,264,052 (Collateralized by $3,350,000 Federal National Mortgage Association, 0.72%‡, 12/1/09, market value $3,330,044)	3,264,000	3,264,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,335,021 (Collateralized by $1,363,000 Federal National Mortgage Association, 0.28%‡, 3/16/09, market value $1,362,568)	1,335,000	1,335,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,830,000)		10,830,000

TOTAL INVESTMENT SECURITIES (Cost $20,869,840)—113.3%		19,620,325
Net other assets (liabilities)—(13.3)%		(2,298,167)

NET ASSETS—100.0%		$17,322,158

†	As of January 31, 2009 all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $5,500,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Bank of New York Mellon Latin America 35 ADR Index terminating on 2/27/09	$25,915,520	$(1,342,069)

UltraLatin America ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Aerospace/Defense	0.5%
Banks	6.6%
Beverages	3.1%
Building Materials	0.8%
Chemicals	0.8%
Electric	5.7%
Food	1.5%

See accompanying notes to the financial statements.

PROFUNDS UltraLatin America ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Gas	0.8%
Iron/Steel	3.8%
Media	2.1%
Mining	9.6%
Oil & Gas	10.5%
Telecommunications	5.0%
Other**	49.2%

UltraLatin America ProFund invested, as a percentage of net assets, in securities with exposure to the following countries, as of January 31, 2009:

Argentina(a)	1.1%
Brazil	36.4%
Chile	3.9%
Colombia	1.7%
Mexico	6.7%
Peru	1.0%
Other**	49.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
(a)	Securities classified as Argentina are registered in Luxembourg.

See accompanying notes to the financial statements.

PROFUNDS UltraChina ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks† (69.6%)
	Shares	Value
Aluminum Corp. of China, Ltd. (Mining)	25,326	$283,651
Baidu, Inc.* (Internet)	2,412	310,593
China Life Insurance Co., Ltd. (Insurance)	18,492	731,913
China Medical Technologies, Inc. (Healthcare—Products)	9,112	139,778
China Mobile, Ltd. (Telecommunications)	21,440	964,157
China Nepstar Chain Drugstore, Ltd. (Retail)	30,418	115,893
China Petroleum and Chemical Corp. (Oil & Gas)	9,782	528,815
China Telecom Corp., Ltd. (Telecommunications)	12,730	459,935
China Unicom, Ltd. (Telecommunications)	59,094	543,074
CNOOC, Ltd. (Oil & Gas)	7,504	645,644
Ctrip.com International, Ltd. (Internet)	14,606	306,580
E-House China Holdings, Ltd.* (Real Estate)	23,316	154,585
Focus Media Holding, Ltd.* (Advertising)	31,490	232,396
Giant Interactive Group, Inc.* (Internet)	37,118	222,708
Guangshen Railway Co., Ltd. (Transportation)	10,586	168,423
Huaneng Power International, Inc. (Electric)	13,132	374,525
Hutchison Telecommunications International, Ltd. (Telecommunications)	42,076	157,364
LDK Solar Co., Ltd.* (Energy—Alternate Sources)	14,740	178,354
Longtop Financial Technologies, Ltd.* (Software)	10,050	141,303
Melco Crown Entertainment, Ltd.* (Lodging)	54,538	152,161
Mindray Medical International, Ltd. (Healthcare—Products)	15,544	321,139
Netease.com, Inc.* (Internet)	13,936	264,923
New Oriental Education & Technology Group, Inc.* (Commercial Services)	5,896	282,065
Perfect World Co., Ltd.* (Internet)	10,586	156,779
PetroChina Co., Ltd. (Oil & Gas)	9,112	672,192
Shanda Interactive Entertainment, Ltd.* (Internet)	9,514	276,857
Sinopec Shanghai Petrochemical Co., Ltd. (Chemicals)	8,040	184,036
Suntech Power Holdings Co., Ltd.* (Energy—Alternate Sources)	25,728	242,101
VisionChina Media, Inc.* (Advertising)	28,274	174,733
WuXi PharmaTech Cayman, Inc.* (Biotechnology)	24,254	131,457
Yanzhou Coal Mining Co., Ltd. (Coal)	40,602	263,913
Yingli Green Energy Holding Co., Ltd.* (Energy—Alternate Sources)	29,480	164,793

TOTAL COMMON STOCKS (Cost $11,505,812)		9,946,840

Repurchase Agreements (37.6%)
	Principal Amount
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,178,018 (Collateralized by $1,205,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $1,207,097)	$1,178,000	1,178,000

Repurchase Agreements, continued
	Principal Amount	Value
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,915,032 (Collateralized by $1,954,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $1,954,238)	$1,915,000	$1,915,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,619,026 (Collateralized by $1,654,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $1,652,664)	1,619,000	1,619,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $664,011 (Collateralized by $678,511 of various Federal National Mortgage Association Securities, 0.28%‡-0.42%‡, 3/16/09-3/19/09, market value $678,260)	664,000	664,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,376,000)		5,376,000

TOTAL INVESTMENT SECURITIES (Cost $16,881,812)—107.2%		15,322,840
Net other assets (liabilities)—(7.2)%		(1,028,184)

NET ASSETS—100.0%		$14,294,656

†	As of January 31, 2009 all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $4,000,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Bank of New York Mellon China Select ADR Index terminating on 2/27/09	$18,651,103	$(647,371)

UltraChina ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Advertising	2.8%
Biotechnology	0.9%
Chemicals	1.3%
Coal	1.8%
Commercial Services	2.0%
Electric	2.6%
Energy—Alternate Sources	4.2%
Healthcare—Products	3.2%
Insurance	5.1%
Internet	10.8%
Lodging	1.1%
Mining	2.0%
Oil & Gas	12.9%

See accompanying notes to the financial statements.

PROFUNDS UltraChina ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Real Estate	1.1%
Retail	0.8%
Software	1.0%
Telecommunications	14.8%
Transportation	1.2%
Other**	30.4%

UltraChina ProFund invested, as a percentage of net assets, in securities with exposure to the following countries, as of January 31, 2009:

China	54.6%
Hong Kong	15.0%
Other**	30.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS UltraJapan ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Repurchase Agreements (73.5%)
	Principal Amount	Value
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $2,686,040 (Collateralized by $2,740,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $2,744,768)	$2,686,000	$2,686,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $4,365,073 (Collateralized by $4,453,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $4,453,543)	4,365,000	4,365,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $3,693,058 (Collateralized by $3,789,000 of various Federal National Mortgage Association Securities, 0.35%‡-0.72%‡, 4/27/09-12/1/09, market value $3,767,376)	3,693,000	3,693,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,510,024 (Collateralized by $1,541,022 of various Federal National Mortgage Association Securities, 0.42%‡, 3/19/09-3/20/09, market value $1,540,200)	1,510,000	1,510,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,254,000)		12,254,000

TOTAL INVESTMENT SECURITIES (Cost $12,254,000)—73.5%		12,254,000
Net other assets (liabilities)—26.5%		4,420,943

NET ASSETS—100.0%		$16,674,943

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $600,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
Nikkei 225 Futures Contract expiring 3/12/09 (Underlying notional amount at value $31,047,150)	789	$(2,400,249)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Nikkei 225 Stock Average Index terminating on 2/27/09	$1,904,397	$(118,786)

See accompanying notes to the financial statements.

PROFUNDS Bear ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Repurchase Agreements (97.8%)
	Principal Amount	Value
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $14,375,216 (Collateralized by $14,645,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $14,670,484)	$14,375,000	$14,375,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $23,361,389 (Collateralized by $23,827,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $23,829,904)	23,361,000	23,361,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $19,767,313 (Collateralized by $20,182,000 of various U.S. Government Agency Obligations, 0.47%‡-0.72%‡, 2/18/09-12/1/09, market value $20,162,748)	19,767,000	19,767,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $8,065,128 (Collateralized by $8,230,511 of various U.S. Government Agency Obligations, 0.31%‡-0.42%‡, 3/20/09-3/27/09, market value $8,226,729)	8,065,000	8,065,000

TOTAL REPURCHASE AGREEMENTS (Cost $65,568,000)		65,568,000

Options Purchased(NM)
	Contracts
S&P 500 Futures Call Option, exercise @ 1800, expiring 3/20/09	305	2,005

TOTAL OPTIONS PURCHASED (Cost $5,185)		2,005

TOTAL INVESTMENT SECURITIES (Cost $65,573,185)—97.8%		65,570,005
Net other assets (liabilities)—2.2%		1,491,449

NET ASSETS—100.0%		$67,061,454

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $8,500,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring 3/20/09 (Underlying notional amount at value $1,850,625)	45	$(90,491)
Futures Contracts Sold
S&P 500 Futures Contract expiring 3/20/09 (Underlying notional amount at value $16,038,750)	78	1,011,699
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P 500 Index terminating on 2/27/09	$(52,988,765)	$1,116,387

See accompanying notes to the financial statements.

PROFUNDS Short Small-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Repurchase Agreements (69.8%)
	Principal Amount	Value
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $4,321,065 (Collateralized by $4,410,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $4,417,674)	$4,321,000	$4,321,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $7,023,117 (Collateralized by $7,164,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $7,164,873)	7,023,000	7,023,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $5,942,094 (Collateralized by $6,066,000 of various U.S. Government Agency Obligations, 0.35%‡-0.42%‡, 3/20/09-4/27/09, market value $6,062,559)	5,942,000	5,942,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $2,428,038 (Collateralized by $2,477,125 of various U.S. Government Agency Obligations, 0.21%‡-0.42%‡, 2/27/09-3/19/09, market value $2,476,642)	2,428,000	2,428,000

TOTAL REPURCHASE AGREEMENTS (Cost $19,714,000)		19,714,000

Options Purchased(NM)
	Contracts
Russell 2000 Futures Call Option, exercise @ 800, expiring 2/20/09	105	505

TOTAL OPTIONS PURCHASED (Cost $1,511)		505

TOTAL INVESTMENT SECURITIES (Cost $19,715,511)—69.8%		19,714,505
Net other assets (liabilities)—30.2%		8,546,664

NET ASSETS—100.0%		$28,261,169

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $2,800,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Futures Contract expiring 3/20/09 (Underlying notional amount at value $13,349,350)	301	$1,019,605
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 2/27/09	$(15,034,989)	$(145,772)

See accompanying notes to the financial statements.

PROFUNDS Short NASDAQ-100 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Repurchase Agreements (86.4%)
	Principal Amount	Value
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,934,029 (Collateralized by $1,975,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $1,978,437)	$1,934,000	$1,934,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $3,143,052 (Collateralized by $3,207,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $3,207,391)	3,143,000	3,143,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $2,659,042 (Collateralized by $2,726,000 of various Federal National Mortgage Association Securities, 0.35%‡-0.72%‡, 4/27/09-12/1/09, market value $2,712,928)	2,659,000	2,659,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,087,017 (Collateralized by $1,110,092 of various Federal National Mortgage Association Securities, 0.28%‡-0.42%‡, 3/16/09-3/19/09, market value $1,109,688)	1,087,000	1,087,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,823,000)		8,823,000

TOTAL INVESTMENT SECURITIES (Cost $8,823,000)—86.4%		8,823,000
Net other assets (liabilities)—13.6%		1,385,087

NET ASSETS—100.0%		$10,208,087

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $2,000,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring 3/20/09 (Underlying notional amount at value $1,390,040)	59	$51,628
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 2/27/09	$(8,903,550)	$123,848

See accompanying notes to the financial statements.

PROFUNDS UltraBear ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Repurchase Agreements (94.3%)
	Principal Amount	Value
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $36,907,554 (Collateralized by $37,585,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $37,650,404)	$36,907,000	$36,907,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $59,975,000 (Collateralized by $61,167,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $61,174,455)	59,974,000	59,974,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $50,747,803 (Collateralized by $51,770,000 of various U.S. Government Agency Obligations, 0.20%‡-0.47%‡, 2/18/09-2/23/09, market value $51,762,717)	50,747,000	50,747,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $20,700,328 (Collateralized by $21,130,000 of various U.S. Government Agency Obligations, 0.31%‡-0.41%‡, 3/27/09-4/15/09, market value $21,114,995)	20,700,000	20,700,000

TOTAL REPURCHASE AGREEMENTS (Cost $168,328,000)		168,328,000

Options Purchased(NM)
	Contracts
S&P 500 Futures Call Option, exercise @ 1800, expiring 3/20/09	575	3,781

TOTAL OPTIONS PURCHASED (Cost $9,775)		3,781

TOTAL INVESTMENT SECURITIES (Cost $168,337,775)—94.3%		168,331,781
Net other assets (liabilities)—5.7%		10,107,032

NET ASSETS—100.0%		$178,438,813

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $49,000,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring 3/20/09 (Underlying notional amount at value $7,196,875)	175	$(105,996)
S&P 500 Futures Contract expiring 3/20/09 (Underlying notional amount at value $17,889,375)	87	1,128,433
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P 500 Index terminating on 2/27/09	$(332,770,145)	$6,197,478

See accompanying notes to the financial statements.

PROFUNDS UltraShort Mid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Repurchase Agreements (60.1%)
	Principal Amount	Value
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,833,028 (Collateralized by $1,870,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $1,873,254)	$1,833,000	$1,833,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $2,979,050 (Collateralized by $3,039,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $3,039,370)	2,979,000	2,979,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $2,520,040 (Collateralized by $2,583,000 of various Federal National Mortgage Association Securities, 0.35%‡-0.72%‡, 4/27/09-12/1/09, market value $2,571,573)	2,520,000	2,520,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,032,016 (Collateralized by $1,053,345 of various Federal National Mortgage Association Securities, 0.28%‡-0.42%‡, 3/16/09-3/19/09, market value $1,052,946)	1,032,000	1,032,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,364,000)		8,364,000

Options Purchased(NM)
	Contracts
S&P MidCap 400 Futures Call Option, exercise @ 800, expiring 2/20/09	40	600

TOTAL OPTIONS PURCHASED (Cost $1,160)		600

TOTAL INVESTMENT SECURITIES (Cost $8,365,160)—60.1%		8,364,600
Net other assets (liabilities)—39.9%		5,543,748

NET ASSETS—100.0%		$13,908,348

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $2,500,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring 3/20/09 (Underlying notional amount at value $1,987,200)	40	$(55,120)
Futures Contracts Sold
S&P MidCap 400 Futures Contract expiring 3/20/09 (Underlying notional amount at value $7,452,000)	30	209,115
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 2/27/09	$(22,650,653)	$122,193

See accompanying notes to the financial statements.

PROFUNDS UltraShort Small-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Repurchase Agreements (90.3%)
	Principal Amount	Value
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $4,570,069 (Collateralized by $4,660,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $4,668,109)	$4,570,000	$4,570,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $7,427,124 (Collateralized by $7,576,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $7,576,923)	7,427,000	7,427,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $6,284,100 (Collateralized by $6,441,000 of various Federal National Mortgage Association Securities, 0.35%‡-0.72%‡, 4/27/09-12/1/09, market value $6,411,189)	6,284,000	6,284,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $2,567,041 (Collateralized by $2,620,609 of various Federal National Mortgage Association Securities, 0.28%‡-0.42%‡, 3/16/09-3/20/09, market value $2,619,320)	2,567,000	2,567,000

TOTAL REPURCHASE AGREEMENTS (Cost $20,848,000)		20,848,000

Options Purchased(NM)
	Contracts
Russell 2000 Futures Call Option, exercise @ 800, expiring 2/20/09	840	4,040

TOTAL OPTIONS PURCHASED (Cost $11,077)		4,040

TOTAL INVESTMENT SECURITIES (Cost $20,859,077)—90.3%		20,852,040
Net other assets (liabilities)—9.7%		2,242,777

NET ASSETS—100.0%		$23,094,817

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $5,400,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Futures Contract expiring 3/20/09 (Underlying notional amount at value $22,352,400)	504	$2,543,179
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 2/27/09	$(23,798,740)	$519,923

See accompanying notes to the financial statements.

PROFUNDS UltraShort Dow 30 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Repurchase Agreements (65.2%)
	Principal Amount	Value
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $2,826,042 (Collateralized by $2,880,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $2,885,012)	$2,826,000	$2,826,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $4,592,077 (Collateralized by $4,684,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $4,684,571)	4,592,000	4,592,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $3,885,062 (Collateralized by $3,983,000 of various Federal National Mortgage Association Securities, 0.35%‡-0.72%‡, 4/27/09-12/1/09, market value $3,963,233)	3,885,000	3,885,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,588,025 (Collateralized by $1,620,622 of various Federal National Mortgage Association Securities, 0.42%‡, 3/19/09-3/20/09, market value $1,619,760)	1,588,000	1,588,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,891,000)		12,891,000

Options Purchased(NM)
	Contracts
E-Mini Dow Jones Futures Call Option, exercise @ 12000, expiring 3/20/09	450	4,410

TOTAL OPTIONS PURCHASED (Cost $5,625)		4,410

TOTAL INVESTMENT SECURITIES (Cost $12,896,625)—65.2%		12,895,410
Net other assets (liabilities)—34.8%		6,874,566

NET ASSETS—100.0%		$19,769,976

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $2,500,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Dow Jones Futures Contract expiring 3/20/09 (Underlying notional amount at value $21,910,515)	551	$1,900,482
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones Industrial Average terminating on 2/27/09	$(17,794,514)	$236,620

See accompanying notes to the financial statements.

PROFUNDS UltraShort NASDAQ-100 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Repurchase Agreements (103.0%)
	Principal Amount	Value
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $12,381,186 (Collateralized by $12,610,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $12,631,943)	$12,381,000	$12,381,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $20,120,335 (Collateralized by $20,521,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $20,523,501)	20,120,000	20,120,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $17,026,270 (Collateralized by $17,400,000 of various U.S. Government Agency Obligations, 0.35%‡-0.72%‡, 3/20/09-12/1/09, market value $17,367,803)	17,026,000	17,026,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $6,949,110 (Collateralized by $7,091,000 of various U.S. Government Agency Obligations, 0.21%‡-0.28%‡, 2/27/09-3/16/09, market value $7,089,718)	6,949,000	6,949,000

TOTAL REPURCHASE AGREEMENTS (Cost $56,476,000)		56,476,000

TOTAL INVESTMENT SECURITIES (Cost $56,476,000)—103.0%		56,476,000
Net other assets (liabilities)—(3.0)%		(1,653,468)

NET ASSETS—100.0%		$54,822,532

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $18,500,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring 3/20/09 (Underlying notional amount at value $1,295,800)	55	$(22,924)
Futures Contracts Sold
NASDAQ-100 Futures Contract expiring 3/20/09 (Underlying notional amount at value $14,607,200)	124	149,482
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 2/27/09	$(97,741,167)	$1,270,165

See accompanying notes to the financial statements.

PROFUNDS UltraShort International ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Repurchase Agreements (92.4%)
	Principal Amount	Value
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $3,905,059 (Collateralized by $3,980,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $3,986,926)	$3,905,000	$3,905,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $6,347,106 (Collateralized by $6,474,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $6,474,789)	6,347,000	6,347,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $5,371,085 (Collateralized by $5,512,000 Federal National Mortgage Association, 0.72%‡, 12/1/09, market value $5,479,165)	5,371,000	5,371,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $2,194,035 (Collateralized by $2,239,147 of various Federal National Mortgage Association Securities, 0.28%‡-0.42%‡, 3/16/09-3/20/09, market value $2,238,101)	2,194,000	2,194,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,817,000)		17,817,000

TOTAL INVESTMENT SECURITIES (Cost $17,817,000)—92.4%		17,817,000
Net other assets (liabilities)—7.6%		1,474,291

NET ASSETS—100.0%		$19,291,291

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $5,500,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Futures Contract expiring 3/20/09 (Underlying notional amount at value $5,326,755)	97	$506,098
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) terminating on 2/27/09	$(33,083,263)	$277,817

See accompanying notes to the financial statements.

PROFUNDS UltraShort Emerging Markets ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Repurchase Agreements (100.2%)
	Principal Amount	Value
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $3,335,050 (Collateralized by $3,400,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $3,405,917)	$3,335,000	$3,335,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $5,419,090 (Collateralized by $5,528,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $5,528,674)	5,419,000	5,419,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $4,585,073 (Collateralized by $4,698,000 of various Federal National Mortgage Association Securities, 0.35%‡-0.72%‡, 4/27/09-12/1/09, market value $4,677,939)	4,585,000	4,585,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,873,030 (Collateralized by $1,911,825 of various Federal National Mortgage Association Securities, 0.28%‡-0.42%‡, 3/16/09-3/20/09, market value $1,910,941)	1,873,000	1,873,000

TOTAL REPURCHASE AGREEMENTS (Cost $15,212,000)		15,212,000

TOTAL INVESTMENT SECURITIES (Cost $15,212,000)—100.2%		15,212,000
Net other assets (liabilities)—(0.2)%		(25,882)

NET ASSETS—100.0%		$15,186,118

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $5,000,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Bank of New York Mellon Emerging Markets 50 ADR Index terminating on 2/27/09	$(30,418,883)	$(148,347)

See accompanying notes to the financial statements.

PROFUNDS UltraShort Latin America ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Repurchase Agreements (95.8%)
	Principal Amount	Value
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $812,012 (Collateralized by $835,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $836,453)	$812,000	$812,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,320,022 (Collateralized by $1,348,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $1,348,164)	1,320,000	1,320,000
HSBC, 0.19%, 2/2/09+,, dated 1/30/09, with a repurchase price of $1,116,018 (Collateralized by $1,140,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $1,139,079)	1,116,000	1,116,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $460,007 (Collateralized by $469,446 Federal National Mortgage Association, 0.42%‡, 3/19/09, market value $469,200)	460,000	460,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,708,000)		3,708,000

TOTAL INVESTMENT SECURITIES (Cost $3,708,000)—95.8%		3,708,000
Net other assets (liabilities)—4.2%		164,498

NET ASSETS—100.0%		$3,872,498

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $2,000,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Bank of New York Mellon Latin America 35 ADR Index terminating on 2/27/09	$(7,843,385)	$(95,391)

See accompanying notes to the financial statements.

PROFUNDS UltraShort China ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Repurchase Agreements (83.3%)
	Principal Amount	Value
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $480,007 (Collateralized by $495,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $495,861)	$480,000	$480,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $781,013 (Collateralized by $798,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $798,097)	781,000	781,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $660,010 (Collateralized by $675,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $674,455)	660,000	660,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $272,004 (Collateralized by $277,585 of Federal National Mortgage Association, 0.42%‡, 3/19/09, market value $277,440)	272,000	272,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,193,000)		2,193,000

TOTAL INVESTMENT SECURITIES (Cost $2,193,000)—83.3%		2,193,000
Net other assets (liabilities)—16.7%		444,391

NET ASSETS—100.0%		$2,637,391

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $1,000,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Bank of New York Mellon China Select ADR Index terminating on 2/27/09	$(5,321,281)	$(98,875)

See accompanying notes to the financial statements.

PROFUNDS UltraShort Japan ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Repurchase Agreements (66.7%)
	Principal Amount	Value
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $917,014 (Collateralized by $940,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $941,636)	$917,000	$917,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,491,025 (Collateralized by $1,522,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $1,522,186)	1,491,000	1,491,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,261,020 (Collateralized by $1,289,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $1,287,959)	1,261,000	1,261,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $517,008 (Collateralized by $528,294 of various Federal National Mortgage Association Securities, 0.28%‡-0.42%‡, 3/16/09-3/19/09, market value $528,113)	517,000	517,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,186,000)		4,186,000

Options Purchased (0.1%)
	Contracts
Nikkei 225 Futures Call Option, exercise @ 12000, expiring 2/20/09	300	4,500

TOTAL OPTIONS PURCHASED (Cost $8,700)		4,500

TOTAL INVESTMENT SECURITIES (Cost $4,194,700)—66.8%		4,190,500
Net other assets (liabilities)—33.2%		2,083,955

NET ASSETS—100.0%		$6,274,455

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $500,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
Nikkei 225 Futures Contract expiring 3/13/09 (Underlying notional amount at value $11,765,650)	299	$1,422,710
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Nikkei 225 Stock Average terminating on 2/27/09	$(661,207)	$18,798

See accompanying notes to the financial statements.

PROFUNDS Banks UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks (43.3%)
	Shares	Value
Associated Banc-Corp (Banks)	616	$9,640
Astoria Financial Corp. (Savings & Loans)	448	4,068
BancorpSouth, Inc. (Banks)	392	7,409
Bank of America Corp. (Banks)	33,488	220,351
Bank of Hawaii Corp. (Banks)	280	10,044
BB&T Corp. (Banks)	2,968	58,737
BOK Financial Corp. (Banks)	112	4,178
Cathay Bancorp, Inc. (Banks)	280	3,556
Citigroup, Inc. (Diversified Financial Services)	29,288	103,972
Citizens Republic Bancorp, Inc. (Banks)	672	773
City National Corp. (Banks)	224	7,753
Comerica, Inc. (Banks)	840	13,994
Commerce Bancshares, Inc. (Banks)	336	11,743
Cullen/Frost Bankers, Inc. (Banks)	280	12,256
Dime Community Bancshares, Inc. (Savings & Loans)	168	1,688
East West Bancorp, Inc. (Banks)	336	3,189
F.N.B. Corp. (Banks)	504	3,987
Fifth Third Bancorp (Banks)	2,856	6,826
First BanCorp (Banks)	392	2,787
First Horizon National Corp. (Banks)	1,120	10,662
First Midwest Bancorp, Inc. (Banks)	280	2,800
First Niagara Financial Group, Inc. (Savings & Loans)	616	8,045
FirstMerit Corp. (Banks)	392	6,339
Frontier Financial Corp. (Banks)	280	496
Fulton Financial Corp. (Banks)	952	6,683
Glacier Bancorp, Inc. (Banks)	336	5,158
Hancock Holding Co. (Banks)	168	4,598
Hudson City Bancorp, Inc. (Savings & Loans)	2,576	29,882
Huntington Bancshares, Inc. (Banks)	1,960	5,645
International Bancshares Corp. (Banks)	280	5,102
J.P. Morgan Chase & Co. (Diversified Financial Services)	20,048	511,424
KeyCorp (Banks)	2,688	19,569
M&T Bank Corp. (Banks)	448	17,432
Marshall & Ilsley Corp. (Banks)	1,288	7,354
MB Financial, Inc. (Banks)	168	2,745
National Penn Bancshares, Inc. (Banks)	448	4,337
New York Community Bancorp (Savings & Loans)	1,848	24,486
NewAlliance Bancshares, Inc. (Savings & Loans)	560	6,154
Northern Trust Corp. (Banks)	1,176	67,643
Old National Bancorp (Banks)	336	4,277
Pacific Capital Bancorp (Banks)	224	2,377
PacWest Bancorp (Banks)	112	1,894
Park National Corp. (Banks)	56	3,038
People’s United Financial, Inc. (Banks)	896	14,658
PNC Financial Services Group (Banks)	2,016	65,560
Popular, Inc. (Banks)	1,344	3,683
PrivateBancorp, Inc. (Banks)	168	2,449
Prosperity Bancshares, Inc. (Banks)	224	6,059
Provident Bankshares Corp. (Banks)	168	1,079
Provident Financial Services, Inc. (Savings & Loans)	280	3,060
Regions Financial Corp. (Banks)	3,752	12,982
South Financial Group, Inc. (Banks)	392	737
Sterling Bancshares, Inc. (Banks)	392	2,179
Sterling Financial Corp. (Savings & Loans)	280	518
SunTrust Banks, Inc. (Banks)	1,904	23,343

Common Stocks, continued
	Shares	Value
Susquehanna Bancshares, Inc. (Banks)	448	$4,928
SVB Financial Group* (Banks)	168	3,489
Synovus Financial Corp. (Banks)	1,456	5,766
TCF Financial Corp. (Banks)	672	8,326
TFS Financial Corp. (Savings & Loans)	504	6,481
The Colonial BancGroup, Inc. (Banks)	1,064	841
TrustCo Bank Corp. NY (Banks)	392	2,626
Trustmark Corp. (Banks)	280	5,684
U.S. Bancorp (Banks)	9,296	137,953
UCBH Holdings, Inc. (Banks)	616	1,435
UMB Financial Corp. (Banks)	168	6,508
Umpqua Holdings Corp. (Banks)	336	3,293
United Bankshares, Inc. (Banks)	224	4,702
United Community Banks, Inc. (Banks)	280	1,442
Valley National Bancorp (Banks)	728	9,478
Washington Federal, Inc. (Savings & Loans)	448	5,501
Webster Financial Corp. (Banks)	280	1,170
Wells Fargo & Co. (Banks)	21,112	399,017
Westamerica Bancorp (Banks)	168	7,179
Whitney Holding Corp. (Banks)	336	4,365
Wilmington Trust Corp. (Banks)	336	4,600
Wintrust Financial Corp. (Banks)	112	1,497
Zions Bancorp (Banks)	616	9,191

TOTAL COMMON STOCKS (Cost $1,856,608)		2,016,870

Repurchase Agreements (69.2%)
	Principal Amount
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $706,011 (Collateralized by $725,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $726,262)	$706,000	706,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,148,019 (Collateralized by $1,171,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $1,171,143)	1,148,000	1,148,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $971,015 (Collateralized by $992,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $991,199)	971,000	971,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $399,006 (Collateralized by $407,193 Federal National Mortgage Association, 0.42%‡, 3/19/09, market value $406,980)	399,000	399,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,224,000)		3,224,000

TOTAL INVESTMENT SECURITIES (Cost $5,080,608)—112.5%		5,240,870
Net other assets (liabilities)—(12.5)%		(583,650)

NET ASSETS—100.0%		$4,657,220

See accompanying notes to the financial statements.

PROFUNDS Banks UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $1,550,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Banks Index terminating on 2/23/09	$4,938,698	$(542,046)

Banks UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Banks	28.3%
Diversified Financial Services	13.2%
Savings & Loans	1.8%
Other**	56.7%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS Basic Materials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks (61.2%)
	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	11,786	$592,836
Airgas, Inc. (Chemicals)	4,150	146,536
AK Steel Holding Corp. (Iron/Steel)	6,640	53,585
Albemarle Corp. (Chemicals)	5,478	121,885
Alcoa, Inc. (Mining)	47,808	372,424
Allegheny Technologies, Inc. (Iron/Steel)	5,478	121,009
Alpha Natural Resources, Inc.* (Coal)	4,150	67,728
Arch Coal, Inc. (Coal)	8,466	128,598
Ashland, Inc. (Chemicals)	3,984	31,952
Avery Dennison Corp. (Household Products/Wares)	5,644	136,754
Cabot Corp. (Chemicals)	2,988	39,920
Carpenter Technology Corp. (Iron/Steel)	2,656	43,824
Celanese Corp.—Series A (Chemicals)	8,632	91,931
Century Aluminum Co.* (Mining)	2,158	7,661
CF Industries Holdings, Inc. (Chemicals)	3,320	156,040
Chemtura Corp. (Chemicals)	14,276	10,707
Clearwater Paper Corp.* (Forest Products & Paper)	664	7,510
Cliffs Natural Resources, Inc. (Iron/Steel)	6,806	157,695
Coeur d’Alene Mines Corp.* (Mining)	32,868	23,336
Commercial Metals Co. (Metal Fabricate/Hardware)	6,806	78,269
Compass Minerals International, Inc. (Mining)	1,992	119,859
CONSOL Energy, Inc. (Coal)	10,956	298,661
Cytec Industries, Inc. (Chemicals)	2,822	57,682
Domtar Corp.* (Forest Products & Paper)	29,216	43,532
E.I. du Pont de Nemours & Co. (Chemicals)	53,618	1,231,069
Eastman Chemical Co. (Chemicals)	4,150	107,692
Ecolab, Inc. (Chemicals)	10,458	355,154
Ferro Corp. (Chemicals)	2,656	10,518
FMC Corp. (Chemicals)	4,482	199,987
Foundation Coal Holdings, Inc. (Coal)	2,656	43,080
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	22,742	571,734
Fuller (H.B.) Co. (Chemicals)	2,822	39,423
Hecla Mining Co.* (Mining)	10,126	26,834
Huntsman Corp. (Chemicals)	5,644	15,013
International Coal Group, Inc.* (Coal)	6,308	15,265
International Flavors & Fragrances, Inc. (Chemicals)	4,648	133,026
International Paper Co. (Forest Products & Paper)	25,564	233,144
Intrepid Potash, Inc.* (Chemicals)	1,992	40,597
Kaiser Aluminum Corp. (Mining)	996	24,741
Lubrizol Corp. (Chemicals)	4,150	141,598
Massey Energy Co. (Coal)	4,980	75,596
Minerals Technologies, Inc. (Chemicals)	1,162	43,935
Newmont Mining Corp. (Mining)	26,394	1,049,953
Nucor Corp. (Iron/Steel)	16,932	690,656
Olin Corp. (Chemicals)	4,150	58,307
OM Group, Inc.* (Chemicals)	1,826	35,388
Patriot Coal Corp.* (Coal)	3,154	16,180
Peabody Energy Corp. (Coal)	15,936	398,400
PPG Industries, Inc. (Chemicals)	9,794	368,058
Praxair, Inc. (Chemicals)	18,426	1,147,203
Reliance Steel & Aluminum Co. (Iron/Steel)	3,818	84,492
Rockwood Holdings, Inc.* (Chemicals)	2,656	19,947
Rohm & Haas Co. (Chemicals)	7,304	403,108
RPM, Inc. (Chemicals)	7,802	96,043
RTI International Metals, Inc.* (Mining)	1,328	17,676

Common Stocks, continued
	Shares	Value
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	1,328	$52,151
Schulman (A.), Inc. (Chemicals)	1,328	20,119
Sensient Technologies Corp. (Chemicals)	2,822	60,673
Sigma-Aldrich Corp. (Chemicals)	6,474	233,582
Southern Copper Corp. (Mining)	12,948	180,495
Steel Dynamics, Inc. (Iron/Steel)	10,790	114,590
Stillwater Mining Co.* (Mining)	2,656	11,022
Terra Industries, Inc. (Chemicals)	6,142	125,788
The Dow Chemical Co. (Chemicals)	55,444	642,596
The Mosaic Co. (Chemicals)	8,798	313,825
Titanium Metals Corp. (Mining)	5,810	40,960
Tredegar Corp. (Miscellaneous Manufacturing)	1,494	24,651
United States Steel Corp. (Iron/Steel)	6,972	209,369
USEC, Inc.* (Mining)	6,640	33,798
Valspar Corp. (Chemicals)	5,478	95,043
W.R. Grace & Co.* (Chemicals)	3,652	21,072
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	2,988	28,416
Worthington Industries, Inc. (Metal Fabricate/Hardware)	3,818	38,409
Zep, Inc. (Chemicals)	1,328	14,595

TOTAL COMMON STOCKS (Cost $12,184,939)		12,864,905

Repurchase Agreements (46.4%)
	Principal Amount
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $2,136,032 (Collateralized by $2,180,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $2,183,794)	$2,136,000	2,136,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $3,471,058 (Collateralized by $3,541,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $3,541,432)	3,471,000	3,471,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $2,937,047 (Collateralized by $3,007,000 of various Federal National Mortgage Association Securities, 0.35%‡-0.72%‡, 4/27/09-12/1/09, market value $2,996,770)	2,937,000	2,937,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,200,019 (Collateralized by $1,225,000 Federal National Mortgage Association, 0.28%‡, 3/16/09, market value $1,224,612)	1,200,000	1,200,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,744,000)		9,744,000

TOTAL INVESTMENT SECURITIES (Cost $21,928,939)—107.6%		22,608,905
Net other assets (liabilities)—(7.6)%		(1,600,992)

NET ASSETS—100.0%		$21,007,913

See accompanying notes to the financial statements.

PROFUNDS Basic Materials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $5,000,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Basic Materials Index terminating on 2/23/09	$18,604,416	$(1,560,094)

Basic Materials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Chemicals	34.5%
Coal	5.0%
Forest Products & Paper	1.4%
Household Products/Wares	0.6%
Iron/Steel	7.1%
Metal Fabricate/Hardware	0.6%
Mining	11.9%
Miscellaneous Manufacturing	0.1%
Other**	38.8%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS Biotechnology UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks (65.7%)
	Shares	Value
Abraxis BioScience, Inc.* (Biotechnology)	470	$32,623
Affymetrix, Inc.* (Biotechnology)	6,110	19,430
Alexion Pharmaceuticals, Inc.* (Biotechnology)	6,815	251,269
Amgen, Inc.* (Biotechnology)	92,355	5,065,672
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	11,985	138,547
Biogen Idec, Inc.* (Biotechnology)	25,615	1,246,170
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	8,695	167,466
Celera Corp.* (Biotechnology)	7,050	59,502
Celgene Corp.* (Biotechnology)	39,715	2,102,909
Charles River Laboratories International, Inc.* (Biotechnology)	5,875	143,409
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	4,935	105,658
CV Therapeutics, Inc.* (Pharmaceuticals)	4,935	77,233
Enzo Biochem, Inc.* (Biotechnology)	3,290	16,088
Enzon Pharmaceuticals, Inc.* (Biotechnology)	3,290	21,418
Facet Biotech Corp.* (Biotechnology)	2,115	12,859
Gen-Probe, Inc.* (Healthcare—Products)	4,700	211,594
Genentech, Inc.* (Biotechnology)	40,420	3,283,721
Genzyme Corp.* (Biotechnology)	19,765	1,362,204
Gilead Sciences, Inc.* (Pharmaceuticals)	79,430	4,032,661
Human Genome Sciences, Inc.* (Biotechnology)	11,750	21,267
Illumina, Inc.* (Biotechnology)	10,810	295,761
Incyte Genomics, Inc.* (Biotechnology)	8,460	24,788
InterMune, Inc.* (Biotechnology)	2,820	32,261
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	7,990	112,899
Life Technologies Corp.* (Biotechnology)	15,040	382,918
Medarex, Inc.* (Pharmaceuticals)	11,045	65,939
Myriad Genetics, Inc.* (Biotechnology)	3,995	297,907
Nektar Therapeutics* (Biotechnology)	7,990	32,839
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	4,935	150,172
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	4,935	175,686
PDL BioPharma, Inc. (Biotechnology)	10,340	66,383
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,405	94,479
Savient Pharmaceuticals, Inc.* (Biotechnology)	4,700	26,038
Techne Corp. (Healthcare—Products)	3,290	197,301
United Therapeutics Corp.* (Pharmaceuticals)	2,115	143,714
Vertex Pharmaceuticals, Inc.* (Biotechnology)	13,160	434,938

TOTAL COMMON STOCKS (Cost $14,103,658)		20,905,723

Repurchase Agreements (34.4%)
	Principal Amount
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $2,401,036 (Collateralized by $2,450,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $2,454,263)	$2,401,000	2,401,000

Repurchase Agreements, continued
	Principal Amount	Value
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $3,902,065 (Collateralized by $3,980,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $3,980,485)	$3,902,000	$3,902,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $3,302,052 (Collateralized by $3,389,000 Federal National Mortgage Association, 0.72%‡, 12/1/09, market value $3,368,812)	3,302,000	3,302,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,350,021 (Collateralized by $1,378,000 Federal National Mortgage Association, 0.28%‡, 3/16/09, market value $1,377,563)	1,350,000	1,350,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,955,000)		10,955,000

TOTAL INVESTMENT SECURITIES (Cost $25,058,658)—100.1%		31,860,723
Net other assets (liabilities)—(0.1)%		(18,689)

NET ASSETS—100.0%		$31,842,034

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $5,500,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index terminating on 2/23/09	$26,713,544	$(203,733)

Biotechnology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Biotechnology	48.2%
Healthcare—Products	1.3%
Pharmaceuticals	16.2%
Other**	34.3%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS Consumer Goods UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks (43.5%)
	Shares	Value
Acco Brands Corp.* (Household Products/Wares)	25	$48
Activision Blizzard, Inc.* (Software)	295	2,584
Alberto-Culver Co. (Cosmetics/Personal Care)	45	1,101
Altria Group, Inc. (Agriculture)	1,030	17,036
Archer-Daniels-Midland Co. (Agriculture)	295	8,077
ArvinMeritor, Inc. (Auto Parts & Equipment)	35	61
Avon Products, Inc. (Cosmetics/Personal Care)	215	4,397
Black & Decker Corp. (Hand/Machine Tools)	30	867
Blyth, Inc. (Household Products/Wares)	15	51
BorgWarner, Inc. (Auto Parts & Equipment)	60	1,013
Briggs & Stratton Corp. (Machinery—Diversified)	25	370
Brown-Forman Corp. (Beverages)	45	2,043
Brunswick Corp. (Leisure Time)	45	125
Bunge, Ltd.ADR (Agriculture)	60	2,576
Callaway Golf Co. (Leisure Time)	30	228
Campbell Soup Co. (Food)	110	3,341
Carter’s, Inc.* (Apparel)	30	510
Centex Corp. (Home Builders)	60	511
Central European Distribution Corp.* (Distribution/Wholesale)	20	242
Chattem, Inc.* (Cosmetics/Personal Care)	10	676
Chiquita Brands International, Inc.* (Food)	20	280
Church & Dwight, Inc. (Household Products/Wares)	35	1,863
Clorox Co. (Household Products/Wares)	70	3,510
Coach, Inc.* (Apparel)	165	2,409
Coca-Cola Co. (Beverages)	1,065	45,497
Coca-Cola Enterprises, Inc. (Beverages)	160	1,797
Colgate-Palmolive Co. (Cosmetics/Personal Care)	255	16,585
ConAgra Foods, Inc. (Food)	225	3,847
Constellation Brands, Inc.* (Beverages)	95	1,379
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	30	140
Corn Products International, Inc. (Food)	35	810
Crocs, Inc.* (Apparel)	40	48
D.R. Horton, Inc. (Home Builders)	135	805
Darling International, Inc.* (Environmental Control)	40	184
Dean Foods Co.* (Food)	75	1,450
Deckers Outdoor Corp.* (Apparel)	5	261
Del Monte Foods Co. (Food)	100	666
Dr. Pepper Snapple Group, Inc.* (Beverages)	125	2,056
Eastman Kodak Co. (Miscellaneous Manufacturing)	135	612
Electronic Arts, Inc.* (Software)	160	2,470
Energizer Holdings, Inc.* (Electrical Components & Equipment)	30	1,429
Ethan Allen Interiors, Inc. (Home Furnishings)	15	171
Flowers Foods, Inc. (Food)	45	967
Ford Motor Co.* (Auto Manufacturers)	1,160	2,169
Fossil, Inc.* (Household Products/Wares)	25	289
Fresh Del Monte Produce, Inc.ADR* (Food)	25	603
Furniture Brands International, Inc. (Home Furnishings)	20	41
Garmin, Ltd.ADR (Electronics)	60	1,052
General Mills, Inc. (Food)	160	9,464
General Motors Corp. (Auto Manufacturers)	265	798
Gentex Corp. (Electronics)	70	587
Genuine Parts Co. (Distribution/Wholesale)	80	2,562
Hanesbrands, Inc.* (Apparel)	45	405

Common Stocks, continued
	Shares	Value
Hansen Natural Corp.* (Beverages)	35	$1,173
Harley-Davidson, Inc. (Leisure Time)	115	1,401
Harman International Industries, Inc. (Home Furnishings)	30	483
Hasbro, Inc. (Toys/Games/Hobbies)	65	1,568
Heinz (H.J.) Co. (Food)	155	5,657
Herbalife, Ltd.ADR (Pharmaceuticals)	30	615
Herman Miller, Inc. (Office Furnishings)	25	275
HNI Corp. (Office Furnishings)	15	198
Hormel Foods Corp. (Food)	35	1,044
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	30	51
Interface, Inc.—Class A (Office Furnishings)	30	122
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	15	275
Jarden Corp.* (Household Products/Wares)	35	365
JM Smucker Co. (Food)	60	2,709
Johnson Controls, Inc. (Auto Parts & Equipment)	295	3,690
Jones Apparel Group, Inc. (Apparel)	40	138
KB Home (Home Builders)	40	427
Kellogg Co. (Food)	120	5,243
Kimberly-Clark Corp. (Household Products/Wares)	210	10,809
Kraft Foods, Inc. (Food)	675	18,934
La-Z-Boy, Inc. (Home Furnishings)	25	24
Lancaster Colony Corp. (Miscellaneous Manufacturing)	10	364
Lear Corp.* (Auto Parts & Equipment)	40	36
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	80	999
Lennar Corp.—Class A (Home Builders)	65	500
Liz Claiborne, Inc. (Apparel)	50	110
LKQ Corp.* (Distribution/Wholesale)	70	809
Lorillard, Inc. (Agriculture)	85	5,054
M.D.C. Holdings, Inc. (Home Builders)	20	613
Martek Biosciences Corp. (Biotechnology)	15	397
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	25	688
Mattel, Inc. (Toys/Games/Hobbies)	180	2,554
McCormick & Co., Inc. (Food)	55	1,762
Modine Manufacturing Co. (Auto Parts & Equipment)	15	41
Mohawk Industries, Inc.* (Textiles)	30	963
Molson Coors Brewing Co.—Class B (Beverages)	80	3,222
Monsanto Co. (Agriculture)	270	20,536
NBTY, Inc.* (Pharmaceuticals)	30	566
Newell Rubbermaid, Inc. (Housewares)	140	1,131
NIKE, Inc.—Class B (Apparel)	135	6,109
Nu Skin Enterprises, Inc. (Retail)	25	237
Nutri/System, Inc. (Commercial Services)	15	193
NVR, Inc.* (Home Builders)	5	2,130
PepsiAmericas, Inc. (Beverages)	30	484
PepsiCo, Inc. (Beverages)	785	39,431
Philip Morris International, Inc. (Commercial Services)	1,015	37,707
Phillips-Van Heusen Corp. (Apparel)	25	476
Polaris Industries, Inc. (Leisure Time)	15	319
Pool Corp. (Distribution/Wholesale)	25	396
Procter & Gamble Co. (Cosmetics/Personal Care)	1,485	80,932
Pulte Homes, Inc. (Home Builders)	105	1,066
Quiksilver, Inc.* (Apparel)	60	126
Ralcorp Holdings, Inc.* (Food)	30	1,777
Reynolds American, Inc. (Agriculture)	85	3,245
Sara Lee Corp. (Food)	340	3,410
Smithfield Foods, Inc.* (Food)	65	772

See accompanying notes to the financial statements.

PROFUNDS Consumer Goods UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks, continued
	Shares	Value
Snap-on, Inc. (Hand/Machine Tools)	30	$905
Steelcase, Inc.—Class A (Office Furnishings)	30	130
Take-Two Interactive Software, Inc. (Software)	40	281
Tempur-Pedic International, Inc. (Home Furnishings)	35	245
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	55	1,444
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	120	740
The Hain Celestial Group, Inc.* (Food)	20	304
The Hershey Co. (Food)	80	2,982
The Pepsi Bottling Group, Inc. (Beverages)	65	1,254
The Ryland Group, Inc. (Home Builders)	20	312
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	20	644
The Stanley Works (Hand/Machine Tools)	40	1,250
The Timberland Co.—Class A* (Apparel)	25	275
The Warnaco Group, Inc.* (Apparel)	25	566
Thor Industries, Inc. (Home Builders)	20	212
THQ, Inc.* (Software)	35	138
Toll Brothers, Inc.* (Home Builders)	65	1,106
Tootsie Roll Industries, Inc. (Food)	10	239
TreeHouse Foods, Inc.* (Food)	15	396
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	25	77
Tupperware Corp. (Household Products/Wares)	30	617
Tyson Foods, Inc.—Class A (Food)	155	1,372
Under Armour, Inc.—Class A* (Retail)	15	278
Universal Corp. (Agriculture)	15	459
V.F. Corp. (Apparel)	45	2,521
WABCO Holdings, Inc. (Auto Parts & Equipment)	35	523
WD-40 Co. (Household Products/Wares)	10	251
Weight Watchers International, Inc. (Commercial Services)	20	456
Whirlpool Corp. (Home Furnishings)	35	1,170
Winnebago Industries, Inc. (Home Builders)	15	83
Wolverine World Wide, Inc. (Apparel)	25	454

TOTAL COMMON STOCKS (Cost $448,146)		449,103

Repurchase Agreements (64.0%)
	Principal Amount
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $144,002 (Collateralized by $155,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $155,270)	$144,000	144,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $234,004 (Collateralized by $239,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $239,029)	234,000	234,000

Repurchase Agreements, continued
	Principal Amount	Value
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $198,003 (Collateralized by $203,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $202,836)	$198,000	$198,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $84,001 (Collateralized by $85,725 Federal National Mortgage Association, 0.42%‡, 3/19/09, market value $85,680)	84,000	84,000

TOTAL REPURCHASE AGREEMENTS (Cost $660,000)		660,000

TOTAL INVESTMENT SECURITIES (Cost $1,108,146)—107.5%		1,109,103
Net other assets (liabilities)—(7.5)%		(76,913)

NET ASSETS—100.0%		$1,032,190

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $270,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer Goods Index terminating on 2/23/09	$1,096,639	$(57,707)

Consumer Goods UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Agriculture	5.7%
Apparel	1.3%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.7%
Beverages	9.5%
Biotechnology	NM
Commercial Services	3.7%
Cosmetics/Personal Care	10.1%
Distribution/Wholesale	0.4%
Electrical Components & Equipment	0.1%
Electronics	0.2%
Environmental Control	NM
Food	6.6%
Hand/Machine Tools	0.3%
Home Builders	0.8%
Home Furnishings	0.2%
Household Products/Wares	1.8%
Housewares	0.1%
Leisure Time	0.1%
Machinery—Diversified	NM

See accompanying notes to the financial statements.

PROFUNDS Consumer Goods UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Miscellaneous Manufacturing	0.2%
Office Furnishings	NM
Pharmaceuticals	0.2%
Retail	NM
Software	0.5%
Textiles	0.1%
Toys/Games/Hobbies	0.6%
Other**	56.5%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Consumer Services UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks (31.3%)
	Shares	Value
99 Cents Only Stores* (Retail)	40	$335
Abercrombie & Fitch Co.—Class A (Retail)	60	1,071
Advance Auto Parts, Inc. (Retail)	60	1,964
Aeropostale, Inc.* (Retail)	40	844
Alaska Air Group, Inc.* (Airlines)	20	527
Amazon.com, Inc.* (Internet)	200	11,764
American Eagle Outfitters, Inc. (Retail)	120	1,081
American Greetings Corp.—Class A (Household Products/Wares)	30	130
AmerisourceBergen Corp. (Pharmaceuticals)	100	3,632
AMR Corp.* (Airlines)	180	1,069
AnnTaylor Stores Corp.* (Retail)	40	197
Apollo Group, Inc.—Class A* (Commercial Services)	80	6,517
Arbitron, Inc. (Commercial Services)	20	300
Ascent Media Corp.—Class A* (Entertainment)	10	261
AutoNation, Inc.* (Retail)	70	650
AutoZone, Inc.* (Retail)	20	2,658
Avid Technology, Inc.* (Software)	20	200
Avis Budget Group, Inc.* (Commercial Services)	70	48
Bally Technologies, Inc.* (Entertainment)	40	808
Barnes & Noble, Inc. (Retail)	20	328
Bed Bath & Beyond, Inc.* (Retail)	170	3,949
Belo Corp.—Class A (Media)	60	86
Best Buy Co., Inc. (Retail)	220	6,164
Big Lots, Inc.* (Retail)	50	673
BJ’s Wholesale Club, Inc.* (Retail)	40	1,147
Bob Evans Farms, Inc. (Retail)	20	351
Boyd Gaming Corp. (Lodging)	40	192
Brinker International, Inc. (Retail)	70	768
Brown Shoe Co., Inc. (Retail)	30	141
Burger King Holdings, Inc. (Retail)	60	1,335
Cablevision Systems Corp.—Class A (Media)	150	2,404
Cardinal Health, Inc. (Pharmaceuticals)	230	8,659
Career Education Corp.* (Commercial Services)	60	1,308
Carmax, Inc.* (Retail)	130	1,075
Carnival Corp.—ClassAADR (Leisure Time)	280	5,093
Casey’s General Stores, Inc. (Retail)	30	638
CBS Corp.—Class B (Media)	380	2,174
CEC Entertainment, Inc.* (Retail)	10	233
Charming Shoppes, Inc.* (Retail)	60	65
Cheesecake Factory, Inc.* (Retail)	40	347
Chemed Corp. (Commercial Services)	10	401
Chico’s FAS, Inc.* (Retail)	120	475
Chipotle Mexican Grill, Inc.—Class A* (Retail)	10	478
Chipotle Mexican Grill, Inc.—Class B* (Retail)	10	455
Choice Hotels International, Inc. (Lodging)	20	526
Christopher & Banks Corp. (Retail)	20	78
Collective Brands, Inc.* (Retail)	40	427
Comcast Corp.—Special Class A (Media)	1,780	26,077
Continental Airlines, Inc.—Class B* (Airlines)	70	943
Copart, Inc.* (Retail)	40	964
Corinthian Colleges, Inc.* (Commercial Services)	60	1,121
Costco Wholesale Corp. (Retail)	280	12,608
Cracker Barrel Old Country Store, Inc. (Retail)	10	176
CTC Media, Inc.* (Media)	30	104
CVS Corp. (Retail)	940	25,267
Darden Restaurants, Inc. (Retail)	80	2,098
Delta Air Lines, Inc.* (Airlines)	410	2,829
DeVry, Inc. (Commercial Services)	40	2,143

Common Stocks, continued
	Shares	Value
Dick’s Sporting Goods, Inc.* (Retail)	60	$661
Dillards, Inc.—Class A (Retail)	40	174
DIRECTV Group, Inc.* (Media)	360	7,884
Discovery Communications, Inc.—Class A* (Media)	90	1,305
Discovery Communications, Inc.—Class C* (Media)	90	1,294
DISH Network Corp.—Class A* (Media)	140	1,798
Dolby Laboratories, Inc.—Class A* (Electronics)	30	767
Dollar Tree, Inc.* (Retail)	60	2,563
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	40	878
Dress Barn, Inc.* (Retail)	30	259
Dun & Bradstreet Corp. (Software)	40	3,040
eBay, Inc.* (Internet)	720	8,654
Expedia, Inc.* (Internet)	140	1,250
FactSet Research Systems, Inc. (Computers)	30	1,194
Family Dollar Stores, Inc. (Retail)	90	2,499
Foot Locker, Inc. (Retail)	100	736
Fred’s, Inc. (Retail)	20	205
GameStop Corp.—Class A* (Retail)	100	2,478
Gannett Co., Inc. (Media)	150	865
Gaylord Entertainment Co.* (Lodging)	30	318
Genesco, Inc. (Retail)	10	154
Group 1 Automotive, Inc. (Retail)	20	199
GUESS?, Inc. (Apparel)	40	644
H & R Block, Inc. (Commercial Services)	220	4,561
Harte-Hanks, Inc. (Advertising)	30	189
Hertz Global Holdings, Inc.* (Commercial Services)	90	455
Hillenbrand, Inc. (Commercial Services)	40	740
Home Depot, Inc. (Retail)	1,120	24,114
HSN, Inc.* (Retail)	30	143
IHS, Inc.—Class A* (Computers)	30	1,314
International Game Technology (Entertainment)	200	2,120
International Speedway Corp. (Entertainment)	20	466
Interpublic Group of Cos., Inc.* (Advertising)	310	1,032
Interval Leisure Group, Inc.* (Leisure Time)	30	150
ITT Educational Services, Inc.* (Commercial Services)	30	3,675
J. Crew Group, Inc.* (Retail)	30	300
J.C. Penney Co., Inc. (Retail)	130	2,177
Jack in the Box, Inc.* (Retail)	40	904
JetBlue Airways Corp.* (Airlines)	120	676
John Wiley & Sons, Inc. (Media)	30	1,063
Kohls Corp.* (Retail)	190	6,975
Kroger Co. (Food)	400	9,000
Lamar Advertising Co.* (Advertising)	40	360
Las Vegas Sands Corp.* (Lodging)	190	978
Liberty Global, Inc.—Class A* (Media)	100	1,457
Liberty Global, Inc.—Series C* (Media)	90	1,289
Liberty Media Corp.—Entertainment Series A* (Media)	320	5,872
Liberty Media Holding Corp.—Capital Series A* (Media)	60	329
Liberty Media Holding Corp.—Interactive Series A* (Internet)	370	1,162
Life Time Fitness, Inc.* (Leisure Time)	20	296
Limited, Inc. (Retail)	190	1,505
Live Nation, Inc.* (Commercial Services)	50	262
Lowe’s Cos., Inc. (Retail)	960	17,539

See accompanying notes to the financial statements.

PROFUNDS Consumer Services UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks, continued
	Shares	Value
Macy’s, Inc. (Retail)	280	$2,506
Marriott International, Inc.—Class A (Lodging)	200	3,262
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	20	779
McDonald’s Corp. (Retail)	730	42,355
McGraw-Hill Cos., Inc. (Media)	210	4,618
McKesson Corp. (Commercial Services)	180	7,956
Meredith Corp. (Media)	20	319
MGM Grand, Inc.* (Commercial Services)	60	480
Netflix, Inc.* (Internet)	30	1,084
News Corp.—Class A (Media)	1,480	9,457
Nordstrom, Inc. (Retail)	110	1,396
O’Reilly Automotive, Inc.* (Retail)	90	2,616
Office Depot, Inc.* (Retail)	180	389
OfficeMax, Inc. (Retail)	50	276
Omnicare, Inc. (Pharmaceuticals)	70	1,957
Omnicom Group, Inc. (Advertising)	200	5,178
Orient-Express Hotels, Ltd.—Class AADR (Lodging)	30	190
P.F. Chang’s China Bistro, Inc.* (Retail)	10	177
Pacific Sunwear of California, Inc.* (Retail)	40	50
Panera Bread Co.—Class A* (Retail)	20	940
Papa John’s International, Inc.* (Retail)	10	190
Penn National Gaming* (Entertainment)	40	746
PetSmart, Inc. (Retail)	80	1,502
Pinnacle Entertainment, Inc.* (Entertainment)	40	271
Polo Ralph Lauren Corp. (Apparel)	40	1,641
Pre-Paid Legal Services, Inc.* (Commercial Services)	10	336
Priceline.com, Inc.* (Internet)	30	2,013
RadioShack Corp. (Retail)	80	917
RealNetworks, Inc.* (Internet)	60	169
Regal Entertainment Group—Class A (Entertainment)	50	502
Regis Corp. (Retail)	30	338
Rent-A-Center, Inc.* (Commercial Services)	40	594
Rite Aid Corp.* (Retail)	380	106
Ross Stores, Inc. (Retail)	90	2,648
Royal Caribbean Cruises, Ltd.ADR (Leisure Time)	90	584
Ruddick Corp. (Food)	30	722
Safeway, Inc. (Food)	280	6,000
Saks, Inc.* (Retail)	80	202
Sally Beauty Holdings, Inc.* (Retail)	60	284
Scholastic Corp. (Media)	20	218
Scientific Games Corp.—Class A* (Entertainment)	50	629
Scripps Networks Interactive—Class A (Entertainment)	60	1,288
Sears Holdings Corp.* (Retail)	40	1,637
Service Corp. International (Commercial Services)	170	773
Signet Jewelers, Ltd.ADR (Retail)	60	422
Sinclair Broadcast Group, Inc.—Class A (Media)	30	56
SkyWest, Inc. (Airlines)	40	626
Sonic Corp.* (Retail)	40	390
Sotheby’s (Commercial Services)	40	348
Southwest Airlines Co. (Airlines)	480	3,374
Staples, Inc. (Retail)	460	7,332
Starbucks Corp.* (Retail)	480	4,531
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	110	1,663
Stewart Enterprises, Inc.—Class A (Commercial Services)	50	171

Common Stocks, continued
	Shares	Value
Strayer Education, Inc. (Commercial Services)	10	$2,164
SuperValu, Inc. (Food)	140	2,456
Sysco Corp. (Food)	390	8,693
Target Corp. (Retail)	450	14,040
The Cato Corp.—Class A (Retail)	20	265
The Children’s Place Retail Stores, Inc.* (Retail)	20	376
The Gap, Inc. (Retail)	340	3,835
The Gymboree Corp.* (Apparel)	20	490
The McClatchy Co.—Class A (Media)	40	26
The Men’s Wearhouse, Inc. (Retail)	30	350
The New York Times Co.—Class A (Media)	80	398
The Pep Boys—Manny, Moe & Jack (Retail)	30	87
Ticketmaster Entertainment, Inc.* (Commercial Services)	30	179
Tiffany & Co. (Retail)	80	1,660
Time Warner Cable, Inc.—Class A* (Media)	100	1,863
Time Warner, Inc. (Media)	2,350	21,925
TJX Cos., Inc. (Retail)	280	5,438
Tractor Supply Co.* (Retail)	20	674
Tween Brands, Inc.* (Retail)	20	54
UAL Corp.* (Airlines)	80	755
United Natural Foods, Inc.* (Food)	30	466
Urban Outfitters, Inc.* (Retail)	80	1,246
Vail Resorts, Inc.* (Entertainment)	20	466
Valassis Communications, Inc.* (Commercial Services)	30	38
ValueClick, Inc.* (Internet)	60	375
VCA Antech, Inc.* (Pharmaceuticals)	50	941
Viacom, Inc.—Class A* (Media)	10	163
Viacom, Inc.—Class B* (Media)	370	5,457
Wal-Mart Stores, Inc. (Retail)	1,600	75,392
Walgreen Co. (Retail)	650	17,816
Walt Disney Co. (Media)	1,140	23,575
Washington Post Co.—Class B (Media)	10	3,906
Wendy’s/Arby’s Group, Inc.—Class A (Retail—Restaurants)	250	1,260
Whole Foods Market, Inc. (Food)	90	922
Williams Sonoma, Inc. (Retail)	60	475
WMS Industries, Inc.* (Leisure Time)	30	667
Wyndham Worldwide Corp. (Lodging)	120	736
Wynn Resorts, Ltd.* (Lodging)	40	1,203
YUM! Brands, Inc. (Retail)	300	8,586
Zale Corp.* (Retail)	20	25

TOTAL COMMON STOCKS (Cost $814,301)		617,929

Repurchase Agreements (76.1%)
	Principal Amount
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $328,005 (Collateralized by $340,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $340,592)	$328,000	328,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $534,009 (Collateralized by $546,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $546,067)	534,000	534,000

See accompanying notes to the financial statements.

PROFUNDS Consumer Services UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Repurchase Agreements, continued
	Principal Amount	Value
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $451,007 (Collateralized by $461,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $460,628)	$451,000	$451,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $188,003 (Collateralized by $191,860 Federal National Mortgage Association, 0.42%‡, 3/19/09, market value $191,760)	188,000	188,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,501,000)		1,501,000

TOTAL INVESTMENT SECURITIES (Cost $2,315,301)—107.4%		2,118,929
Net other assets (liabilities)—(7.4)%		(144,863)

NET ASSETS—100.0%		$1,974,066

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $600,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer Services Index terminating on 2/23/09	$2,340,747	$(153,178)

Consumer Services UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Advertising	0.4%
Airlines	0.6%
Apparel	0.1%
Commercial Services	1.6%
Computers	0.2%
Electronics	NM
Entertainment	0.4%
Food	1.5%
Household Products/Wares	NM
Internet	1.4%
Leisure Time	0.3%
Lodging	0.5%
Media	6.5%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	0.8%
Retail	16.6%
Retail—Restaurants	0.1%
Software	0.2%
Other**	68.7%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks (64.0%)
	Shares	Value
Ace, Ltd.ADR (Insurance)	1,872	$81,731
Affiliated Managers Group, Inc.* (Diversified Financial Services)	156	6,270
AFLAC, Inc. (Insurance)	2,496	57,932
Alexandria Real Estate Equities, Inc. (REIT)	156	9,257
Allied World Assurance Holdings, Ltd.ADR (Insurance)	156	5,881
Allstate Corp. (Insurance)	2,964	64,230
AMB Property Corp. (REIT)	468	7,544
Ambac Financial Group, Inc. (Insurance)	1,560	1,778
American Campus Communities, Inc. (REIT)	156	3,334
American Express Co. (Diversified Financial Services)	5,460	91,346
American Financial Group, Inc. (Insurance)	468	7,947
American International Group, Inc. (Insurance)	12,792	16,374
American National Insurance Co. (Insurance)	156	8,713
AmeriCredit Corp.* (Diversified Financial Services)	624	2,939
Ameriprise Financial, Inc. (Diversified Financial Services)	1,248	25,147
Annaly Mortgage Management, Inc. (REIT)	2,964	44,875
AON Corp. (Insurance)	1,248	46,238
Apartment Investment and Management Co.— Class A (REIT)	624	5,547
Arch Capital Group, Ltd.ADR* (Insurance)	312	18,767
Arthur J. Gallagher & Co. (Insurance)	468	11,031
Aspen Insurance Holdings, Ltd.ADR (Insurance)	312	6,895
Associated Banc-Corp (Banks)	624	9,766
Assurant, Inc. (Insurance)	468	12,355
Assured Guaranty, Ltd.ADR (Insurance)	312	2,381
Astoria Financial Corp. (Savings & Loans)	468	4,249
Avalonbay Communities, Inc. (REIT)	468	24,247
Axis Capital Holdings, Ltd.ADR (Insurance)	780	18,923
BancorpSouth, Inc. (Banks)	468	8,845
Bank of America Corp. (Banks)	33,696	221,720
Bank of Hawaii Corp. (Banks)	312	11,191
Bank of New York Mellon Corp. (Banks)	6,084	156,602
BB&T Corp. (Banks)	2,964	58,658
BioMed Realty Trust, Inc. (REIT)	468	5,167
BlackRock, Inc.—Class A (Diversified Financial Services)	156	16,973
BOK Financial Corp. (Banks)	156	5,819
Boston Properties, Inc. (REIT)	624	27,019
Brandywine Realty Trust (REIT)	468	2,794
BRE Properties, Inc.—Class A (REIT)	312	7,922
Brookfield Properties Corp.ADR (Real Estate)	1,092	5,886
Brown & Brown, Inc. (Insurance)	624	11,937
Camden Property Trust (REIT)	312	8,224
Capital One Financial Corp. (Diversified Financial Services)	2,184	34,595
CapitalSource, Inc. (Diversified Financial Services)	1,248	4,543
Cathay Bancorp, Inc. (Banks)	312	3,962
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,248	4,493
CBL & Associates Properties, Inc. (REIT)	312	1,270
Chubb Corp. (Insurance)	1,872	79,710
Cincinnati Financial Corp. (Insurance)	780	17,105
CIT Group, Inc. (Diversified Financial Services)	1,872	5,223
Citigroup, Inc. (Diversified Financial Services)	29,484	104,668
Citizens Republic Bancorp, Inc. (Banks)	624	718
City National Corp. (Banks)	156	5,399

Common Stocks, continued
	Shares	Value
CME Group, Inc. (Diversified Financial Services)	312	$54,260
Colonial Properties Trust (REIT)	156	1,147
Comerica, Inc. (Banks)	780	12,995
Commerce Bancshares, Inc. (Banks)	312	10,904
Conseco, Inc.* (Insurance)	936	2,181
Corporate Office Properties Trust (REIT)	312	8,231
Cousins Properties, Inc. (REIT)	156	1,499
Cullen/Frost Bankers, Inc. (Banks)	312	13,656
DCT Industrial Trust, Inc. (REIT)	936	3,416
Delphi Financial Group, Inc.—Class A (Insurance)	156	2,367
Developers Diversified Realty Corp. (REIT)	624	2,995
DiamondRock Hospitality Co. (REIT)	468	1,919
Digital Realty Trust, Inc. (REIT)	312	9,953
Dime Community Bancshares, Inc. (Savings & Loans)	156	1,568
Discover Financial Services (Diversified Financial Services)	2,652	18,962
Douglas Emmett, Inc. (REIT)	624	5,803
Duke-Weeks Realty Corp. (REIT)	780	7,184
E* TRADE Financial Corp.* (Diversified Financial Services)	2,340	2,668
East West Bancorp, Inc. (Banks)	312	2,961
Eaton Vance Corp. (Diversified Financial Services)	624	11,943
Endurance Specialty Holdings, Ltd.ADR (Insurance)	312	8,505
Entertainment Properties Trust (REIT)	156	3,533
Equifax, Inc. (Commercial Services)	624	15,425
Equity Lifestyle Properties, Inc. (REIT)	156	5,886
Equity Residential Properties Trust (REIT)	1,404	33,598
Erie Indemnity Co.—Class A (Insurance)	156	5,530
Essex Property Trust, Inc. (REIT)	156	10,304
Everest Re Group, Ltd.ADR (Insurance)	312	19,656
F.N.B. Corp. (Banks)	468	3,702
Federal Realty Investment Trust (REIT)	312	15,797
Federated Investors, Inc.—Class B (Diversified Financial Services)	468	9,135
FelCor Lodging Trust, Inc. (REIT)	312	452
Fidelity National Title Group, Inc.—Class A (Insurance)	1,092	15,965
Fifth Third Bancorp (Banks)	2,808	6,711
First American Financial Corp. (Insurance)	468	10,221
First BanCorp (Banks)	468	3,327
First Horizon National Corp. (Banks)	1,093	10,405
First Industrial Realty Trust, Inc. (REIT)	312	1,697
First Midwest Bancorp, Inc. (Banks)	312	3,120
First Niagara Financial Group, Inc. (Savings & Loans)	624	8,149
FirstMerit Corp. (Banks)	468	7,568
Forest City Enterprises, Inc.—Class A (Real Estate)	312	2,109
Forestar Group, Inc.* (Real Estate)	156	1,739
Franklin Resources, Inc. (Diversified Financial Services)	780	37,768
Franklin Street Properties Corp. (REIT)	312	3,563
Frontier Financial Corp. (Banks)	312	552
Fulton Financial Corp. (Banks)	936	6,571
Genworth Financial, Inc.—Class A (Diversified Financial Services)	2,340	5,429
Glacier Bancorp, Inc. (Banks)	312	4,789

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks, continued
	Shares	Value
GLG Partners, Inc. (Diversified Financial Services)	1,092	$2,239
Hancock Holding Co. (Banks)	156	4,270
Hanover Insurance Group, Inc. (Insurance)	312	12,611
Hartford Financial Services Group, Inc. (Insurance)	1,560	20,530
HCC Insurance Holdings, Inc. (Insurance)	624	14,608
HCP, Inc. (REIT)	1,404	32,769
Health Care REIT, Inc. (REIT)	624	23,593
Healthcare Realty Trust, Inc. (REIT)	312	5,151
Highwoods Properties, Inc. (REIT)	312	7,039
Home Properties, Inc. (REIT)	156	5,599
Horace Mann Educators Corp. (Insurance)	156	1,459
Hospitality Properties Trust (REIT)	468	6,281
Host Marriott Corp. (REIT)	2,808	15,107
HRPT Properties Trust (REIT)	1,248	3,969
Hudson City Bancorp, Inc. (Savings & Loans)	2,652	30,763
Huntington Bancshares, Inc. (Banks)	2,028	5,841
IntercontinentalExchange, Inc.* (Diversified Financial Services)	468	26,643
International Bancshares Corp. (Banks)	312	5,685
Invesco, Ltd.ADR (Diversified Financial Services)	2,028	23,910
Investment Technology Group, Inc.* (Diversified Financial Services)	312	6,764
IPC Holdings, Ltd.ADR (Insurance)	312	8,006
iStar Financial, Inc. (REIT)	780	819
J.P. Morgan Chase & Co. (Diversified Financial Services)	20,124	513,363
Janus Capital Group, Inc. (Diversified Financial Services)	780	4,095
Jefferies Group, Inc. (Diversified Financial Services)	624	7,201
Jones Lang LaSalle, Inc. (Real Estate)	156	3,683
KeyCorp (Banks)	2,652	19,307
Kilroy Realty Corp. (REIT)	156	3,566
Kimco Realty Corp. (REIT)	1,248	17,946
LaSalle Hotel Properties (REIT)	156	1,299
Lazard, Ltd.—Class AADR (Diversified Financial Services)	468	12,402
Legg Mason, Inc. (Diversified Financial Services)	780	12,527
Lexington Corporate Properties Trust (REIT)	468	2,073
Liberty Property Trust (REIT)	468	9,360
Lincoln National Corp. (Insurance)	1,404	21,242
Loews Corp. (Insurance)	1,872	45,677
M&T Bank Corp. (Banks)	468	18,210
Mack-Cali Realty Corp. (REIT)	312	6,340
Marsh & McLennan Cos., Inc. (Insurance)	2,808	54,279
Marshall & Ilsley Corp. (Banks)	1,248	7,126
MasterCard, Inc.—Class A (Software)	468	63,545
Max Capital Group, Ltd.ADR (Insurance)	312	5,307
MB Financial, Inc. (Banks)	156	2,549
MBIA, Inc.* (Insurance)	1,248	4,817
Mercury General Corp. (Insurance)	156	6,043
MetLife, Inc. (Insurance)	2,808	80,674
MF Global, Ltd.* (Diversified Financial Services)	468	1,264
MFA Financial, Inc. (REIT)	1,092	6,257
MGIC Investment Corp. (Insurance)	624	1,722
Mid-America Apartment Communities, Inc. (REIT)	156	4,608
Montpelier Re Holdings, Ltd.ADR (Insurance)	468	6,618
Moody’s Corp. (Commercial Services)	1,092	23,391

Common Stocks, continued
	Shares	Value
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	5,304	$107,300
MSCI, Inc.—Class A* (Software)	468	8,124
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	780	17,020
National Financial Partners (Diversified Financial Services)	156	401
National Penn Bancshares, Inc. (Banks)	468	4,530
National Retail Properties, Inc. (REIT)	468	6,753
Nationwide Health Properties, Inc. (REIT)	468	11,948
New York Community Bancorp (Savings & Loans)	1,872	24,804
NewAlliance Bancshares, Inc. (Savings & Loans)	468	5,143
Northern Trust Corp. (Banks)	1,248	71,785
NYSE Euronext (Diversified Financial Services)	1,248	27,456
Old National Bancorp (Banks)	312	3,972
Old Republic International Corp. (Insurance)	1,248	12,879
OMEGA Healthcare Investors, Inc. (REIT)	468	6,847
optionsXpress Holdings, Inc. (Diversified Financial Services)	312	3,398
Pacific Capital Bancorp (Banks)	312	3,310
PacWest Bancorp (Banks)	156	2,638
PartnerRe, Ltd.ADR (Insurance)	312	20,445
Pennsylvania REIT (REIT)	156	691
People’s United Financial, Inc. (Banks)	936	15,313
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	156	4,479
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	312	8,677
Plum Creek Timber Co., Inc. (Forest Products & Paper)	936	28,801
PNC Financial Services Group (Banks)	2,028	65,951
Popular, Inc. (Banks)	1,404	3,847
Post Properties, Inc. (REIT)	312	4,084
Potlatch Corp. (Forest Products & Paper)	156	3,930
Principal Financial Group, Inc. (Insurance)	1,248	20,704
PrivateBancorp, Inc. (Banks)	156	2,274
ProAssurance Corp.* (Insurance)	156	7,373
Progressive Corp.* (Insurance)	3,432	41,699
ProLogis (REIT)	1,404	14,054
Prosperity Bancshares, Inc. (Banks)	312	8,440
Protective Life Corp. (Insurance)	312	2,583
Provident Bankshares Corp. (Banks)	156	1,002
Provident Financial Services, Inc. (Savings & Loans)	312	3,410
Prudential Financial, Inc. (Insurance)	2,340	60,255
Public Storage, Inc. (REIT)	624	38,607
RAIT Financial Trust (REIT)	312	540
Raymond James Financial Corp. (Diversified Financial Services)	468	8,663
Rayonier, Inc. (Forest Products & Paper)	468	13,778
Realty Income Corp. (REIT)	624	12,024
Redwood Trust, Inc. (REIT)	156	1,980
Regency Centers Corp. (REIT)	312	11,014
Regions Financial Corp. (Banks)	3,744	12,954
Reinsurance Group of America, Inc. (Insurance)	312	11,117
RenaissanceRe HoldingsADR (Insurance)	312	13,943
RLI Corp. (Insurance)	156	8,812
SEI Investments Co. (Software)	780	9,883
Selective Insurance Group, Inc. (Insurance)	312	4,789

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks, continued
	Shares	Value
Senior Housing Properties Trust (REIT)	624	$10,096
Simon Property Group, Inc. (REIT)	1,248	53,639
SL Green Realty Corp. (REIT)	312	4,902
SLM Corp.* (Diversified Financial Services)	2,496	28,579
South Financial Group, Inc. (Banks)	468	880
St. Joe Co.* (Real Estate)	468	11,255
StanCorp Financial Group, Inc. (Insurance)	312	8,056
State Street Corp. (Banks)	2,340	54,452
Sterling Bancshares, Inc. (Banks)	468	2,602
Sterling Financial Corp. (Savings & Loans)	312	577
Strategic Hotels & Resorts, Inc. (REIT)	468	641
Sunstone Hotel Investors, Inc. (REIT)	312	1,345
SunTrust Banks, Inc. (Banks)	1,872	22,951
Susquehanna Bancshares, Inc. (Banks)	468	5,148
SVB Financial Group* (Banks)	156	3,240
SWS Group, Inc. (Diversified Financial Services)	156	2,285
Synovus Financial Corp. (Banks)	1,404	5,560
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,404	38,722
Tanger Factory Outlet Centers, Inc. (REIT)	156	4,727
Taubman Centers, Inc. (REIT)	312	6,193
TCF Financial Corp. (Banks)	624	7,731
TD Ameritrade Holding Corp.* (Diversified Financial Services)	1,248	14,027
TFS Financial Corp. (Savings & Loans)	468	6,018
The Charles Schwab Corp. (Diversified Financial Services)	5,148	69,961
The Colonial BancGroup, Inc. (Banks)	1,092	863
The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,184	176,314
The Macerich Co. (REIT)	468	6,898
The Phoenix Cos., Inc. (Insurance)	624	1,092
The Travelers Companies, Inc. (Insurance)	3,120	120,557
Torchmark Corp. (Insurance)	468	14,040
Transatlantic Holdings, Inc. (Insurance)	156	5,015
TrustCo Bank Corp. NY (Banks)	468	3,136
Trustmark Corp. (Banks)	312	6,334
U.S. Bancorp (Banks)	9,360	138,902
UCBH Holdings, Inc. (Banks)	624	1,454
UDR, Inc. (REIT)	780	9,149
UMB Financial Corp. (Banks)	156	6,043
Umpqua Holdings Corp. (Banks)	312	3,058
United Bankshares, Inc. (Banks)	156	3,274
United Community Banks, Inc. (Banks)	312	1,607
Unitrin, Inc. (Insurance)	312	3,981
UnumProvident Corp. (Insurance)	1,716	24,299
Valley National Bancorp (Banks)	780	10,156
Ventas, Inc. (REIT)	780	21,739
Visa, Inc.—Class A (Commercial Services)	2,340	115,479
Vornado Realty Trust (REIT)	780	39,632
W.R. Berkley Corp. (Insurance)	780	20,654
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	468	6,608
Washington Federal, Inc. (Savings & Loans)	468	5,747
Washington REIT (REIT)	312	7,429
Webster Financial Corp. (Banks)	312	1,304
Weingarten Realty Investors (REIT)	468	7,577
Wells Fargo & Co. (Banks)	21,216	400,982
Westamerica Bancorp (Banks)	156	6,666
Whitney Holding Corp. (Banks)	312	4,053

Common Stocks, continued
	Shares	Value
Willis Group Holdings, Ltd.ADR (Insurance)	936	$23,175
Wilmington Trust Corp. (Banks)	312	4,271
Wintrust Financial Corp. (Banks)	156	2,086
XL Capital, Ltd.—Class AADR (Insurance)	1,716	4,976
Zenith National Insurance Corp. (Insurance)	156	4,374
Zions Bancorp (Banks)	624	9,310

TOTAL COMMON STOCKS (Cost $5,608,266)		5,444,350

Repurchase Agreements (42.7%)
	Principal Amount
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $795,012 (Collateralized by $815,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $816,418)	$795,000	795,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,292,022 (Collateralized by $1,319,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $1,319,161)	1,292,000	1,292,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,093,017 (Collateralized by $1,117,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $1,116,098)	1,093,000	1,093,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $450,007 (Collateralized by $459,240 Federal National Mortgage Association, 0.42%‡, 3/19/09, market value $459,000)	450,000	450,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,630,000)		3,630,000

TOTAL INVESTMENT SECURITIES (Cost $9,238,266)—106.7%		9,074,350
Net other assets (liabilities)—(6.7)%		(567,361)

NET ASSETS—100.0%		$8,506,989

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $2,300,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index terminating on 2/23/09	$7,274,779	$(806,317)

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Financials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Banks	17.8%
Commercial Services	1.9%
Diversified Financial Services	18.2%
Forest Products & Paper	0.5%
Insurance	14.9%
REIT	8.3%
Real Estate	0.3%
Savings & Loans	1.2%
Software	0.9%
Other**	36.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Health Care UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks (56.5%)
	Shares	Value
Abbott Laboratories (Pharmaceuticals)	4,324	$239,723
Advanced Medical Optics, Inc.* (Healthcare—Products)	188	4,130
Aetna, Inc. (Healthcare—Services)	1,316	40,796
Affymetrix, Inc.* (Biotechnology)	188	598
Alcon, Inc.ADR (Healthcare—Products)	235	20,125
Alexion Pharmaceuticals, Inc.* (Biotechnology)	235	8,664
Alkermes, Inc.* (Pharmaceuticals)	282	3,235
Allergan, Inc. (Pharmaceuticals)	846	32,250
Amedisys, Inc.* (Healthcare—Services)	94	3,876
American Medical Systems Holdings, Inc.* (Healthcare—Products)	188	2,012
AMERIGROUP Corp.* (Healthcare—Services)	141	3,944
Amgen, Inc.* (Biotechnology)	2,961	162,411
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	376	4,347
Auxilium Pharmaceuticals, Inc.* (Healthcare—Products)	94	2,873
Bard (C.R.), Inc. (Healthcare—Products)	282	24,131
Baxter International, Inc. (Healthcare—Products)	1,739	101,992
Beckman Coulter, Inc. (Healthcare—Products)	188	9,347
Becton, Dickinson & Co. (Healthcare—Products)	658	47,817
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	47	2,986
Biogen Idec, Inc.* (Biotechnology)	846	41,158
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	282	5,431
Boston Scientific Corp.* (Healthcare—Products)	4,183	37,103
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,546	118,740
Brookdale Senior Living, Inc. (Healthcare—Services)	94	639
Celera Corp.* (Biotechnology)	235	1,983
Celgene Corp.* (Biotechnology)	1,269	67,194
Centene Corp.* (Healthcare—Services)	141	2,500
Cephalon, Inc.* (Pharmaceuticals)	188	14,510
Cepheid, Inc.* (Healthcare—Products)	141	1,049
Charles River Laboratories International, Inc.* (Biotechnology)	188	4,589
CIGNA Corp. (Insurance)	752	13,055
Community Health Systems, Inc.* (Healthcare—Services)	282	5,256
Cooper Cos., Inc. (Healthcare—Products)	141	2,675
Covance, Inc.* (Healthcare—Services)	188	7,257
Coventry Health Care, Inc.* (Healthcare—Services)	423	6,400
Covidien, Ltd.ADR (Healthcare—Products)	1,410	54,059
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	141	3,019
CV Therapeutics, Inc.* (Pharmaceuticals)	141	2,207
DaVita, Inc.* (Healthcare—Services)	282	13,254
DENTSPLY International, Inc. (Healthcare—Products)	376	10,118
Edwards Lifesciences Corp.* (Healthcare—Products)	141	8,106
Eli Lilly & Co. (Pharmaceuticals)	2,726	100,371
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	329	7,393
Enzo Biochem, Inc.* (Biotechnology)	94	460
Enzon Pharmaceuticals, Inc.* (Biotechnology)	94	612
Express Scripts, Inc.* (Pharmaceuticals)	564	30,321
Facet Biotech Corp.* (Biotechnology)	47	286
Forest Laboratories, Inc.* (Pharmaceuticals)	846	21,184

Common Stocks, continued
	Shares	Value
Gen-Probe, Inc.* (Healthcare—Products)	141	$6,348
Genentech, Inc.* (Biotechnology)	1,316	106,912
Genzyme Corp.* (Biotechnology)	752	51,828
Gilead Sciences, Inc.* (Pharmaceuticals)	2,585	131,240
Haemonetics Corp.* (Healthcare—Products)	94	5,560
Health Management Associates, Inc.—Class A* (Healthcare—Services)	705	1,121
Health Net, Inc.* (Healthcare—Services)	282	4,126
HEALTHSOUTH Corp.* (Healthcare—Services)	235	2,336
Healthways, Inc.* (Healthcare—Services)	94	1,299
Henry Schein, Inc.* (Healthcare—Products)	235	8,796
Hill-Rom Holdings, Inc. (Healthcare—Products)	188	2,647
Hologic, Inc.* (Healthcare—Products)	705	8,312
Hospira, Inc.* (Pharmaceuticals)	470	11,703
Human Genome Sciences, Inc.* (Biotechnology)	376	681
Humana, Inc.* (Healthcare—Services)	470	17,827
IDEXX Laboratories, Inc.* (Healthcare—Products)	188	6,166
Illumina, Inc.* (Biotechnology)	329	9,001
Immucor, Inc.* (Healthcare—Products)	188	5,209
Incyte Genomics, Inc.* (Biotechnology)	282	826
InterMune, Inc.* (Biotechnology)	94	1,075
Intuitive Surgical, Inc.* (Healthcare—Products)	94	9,704
Invacare Corp. (Healthcare—Products)	94	1,792
Inverness Medical Innovations, Inc.* (Healthcare—Products)	235	5,750
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	235	3,321
Johnson & Johnson (Healthcare—Products)	7,896	455,520
Kinetic Concepts, Inc.* (Healthcare—Products)	141	3,398
King Pharmaceuticals, Inc.* (Pharmaceuticals)	705	6,162
Laboratory Corp. of America Holdings* (Healthcare—Services)	282	16,694
Life Technologies Corp.* (Biotechnology)	470	11,966
LifePoint Hospitals, Inc.* (Healthcare—Services)	141	3,178
Lincare Holdings, Inc.* (Healthcare—Services)	188	4,521
Magellan Health Services, Inc.* (Healthcare—Services)	94	3,405
Masimo Corp.* (Healthcare—Products)	141	3,916
Medarex, Inc.* (Pharmaceuticals)	376	2,245
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,410	63,351
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	141	1,964
Mednax, Inc* (Healthcare—Services)	141	4,733
Medtronic, Inc. (Healthcare—Products)	3,149	105,460
Merck & Co., Inc. (Pharmaceuticals)	5,969	170,415
Millipore Corp.* (Biotechnology)	141	7,778
Mylan Laboratories, Inc.* (Pharmaceuticals)	846	9,585
Myriad Genetics, Inc.* (Biotechnology)	141	10,514
Nektar Therapeutics* (Biotechnology)	235	966
NuVasive, Inc.* (Healthcare—Products)	94	3,510
Odyssey Healthcare, Inc.* (Healthcare—Services)	94	932
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	141	4,291
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	141	5,020
Owens & Minor, Inc. (Distribution/Wholesale)	94	3,738
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	94	1,157
PAREXEL International Corp.* (Commercial Services)	141	1,394
Patterson Cos., Inc.* (Healthcare—Products)	282	5,186
PDL BioPharma, Inc. (Biotechnology)	329	2,112
Perrigo Co. (Pharmaceuticals)	235	6,897
Pfizer, Inc. (Pharmaceuticals)	18,988	276,845

See accompanying notes to the financial statements.

PROFUNDS Health Care UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks, continued
	Shares	Value
Pharmaceutical Product Development, Inc. (Commercial Services)	282	$6,737
PharMerica Corp.* (Pharmaceuticals)	94	1,545
PSS World Medical, Inc.* (Healthcare—Products)	188	2,985
Psychiatric Solutions, Inc.* (Healthcare—Services)	141	3,666
Quest Diagnostics, Inc. (Healthcare—Services)	423	20,875
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	188	3,286
ResMed, Inc.* (Healthcare—Products)	235	9,377
Savient Pharmaceuticals, Inc.* (Biotechnology)	141	781
Schering-Plough Corp. (Pharmaceuticals)	4,559	80,056
Sepracor, Inc.* (Pharmaceuticals)	282	4,286
St. Jude Medical, Inc.* (Healthcare—Products)	987	35,897
STERIS Corp. (Healthcare—Products)	188	5,001
Stryker Corp. (Healthcare—Products)	893	37,720
Techne Corp. (Healthcare—Products)	94	5,637
Tenet Healthcare Corp.* (Healthcare—Services)	1,316	1,408
The Medicines Co.* (Pharmaceuticals)	141	1,805
Theravance, Inc.* (Pharmaceuticals)	141	1,858
Thermo Electron Corp.* (Electronics)	1,175	42,218
Thoratec Corp.* (Healthcare—Products)	141	4,085
United Therapeutics Corp.* (Pharmaceuticals)	47	3,194
UnitedHealth Group, Inc. (Healthcare—Services)	3,478	98,532
Universal Health Services, Inc.—Class B (Healthcare—Services)	141	5,337
Valeant Pharmaceuticals International* (Pharmaceuticals)	188	4,080
Varian Medical Systems, Inc.* (Healthcare—Products)	376	13,961
Varian, Inc.* (Electronics)	94	2,617
Vertex Pharmaceuticals, Inc.* (Biotechnology)	423	13,980
Warner Chilcott, Ltd.ADR* (Pharmaceuticals)	235	3,231
Waters Corp.* (Electronics)	282	10,200
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	282	7,693
WellCare Health Plans, Inc.* (Healthcare—Services)	141	2,084
WellPoint, Inc.* (Healthcare—Services)	1,457	60,393
West Pharmaceutical Services, Inc. (Healthcare—Products)	94	3,123
Wyeth (Pharmaceuticals)	3,760	161,567
Zimmer Holdings, Inc.* (Healthcare—Products)	658	23,951

TOTAL COMMON STOCKS (Cost $2,681,721)		3,579,785

Repurchase Agreements (43.9%)
	Principal Amount
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $609,009 (Collateralized by $625,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $626,088)	$609,000	609,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $989,016 (Collateralized by $1,010,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $1,010,123)	989,000	989,000

Repurchase Agreements, continued
	Principal Amount	Value
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $836,013 (Collateralized by $855,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $854,309)	$836,000	$836,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $344,005 (Collateralized by $351,064 Federal National Mortgage Association, 0.42%‡, 3/19/09, market value $350,880)	344,000	344,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,778,000)		2,778,000

Rights/Warrants(NM)
	Shares
Fresenius Kabi Pharmaceuticals Holding, Inc., expiring 1/3/11*CVR at $6.00 (Holding Companies—Diversified)	95	41

TOTAL RIGHTS/WARRANTS (Cost $0)		41

TOTAL INVESTMENT SECURITIES (Cost $5,459,721)—100.4%		6,357,826
Net other assets (liabilities)—(0.4)%		(22,673)

NET ASSETS—100.0%		$6,335,153

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $1,300,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.
ADR	American Depositary Receipt
CVR	Contingent Value Right

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Health Care Index terminating on 2/23/09	$5,868,200	$(139,644)

Health Care UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Biotechnology	7.9%
Commercial Services	0.1%
Distribution/Wholesale	0.1%
Electronics	0.9%
Healthcare—Products	17.4%
Healthcare—Services	5.4%
Holding Companies—Diversified	NM
Insurance	0.2%
Pharmaceuticals	24.5%
Other**	43.5%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks (79.0%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	540	$29,047
AAR Corp.* (Aerospace/Defense)	30	544
Accenture, Ltd.—Class AADR (Commercial Services)	480	15,149
Actuant Corp.—Class A (Miscellaneous Manufacturing)	45	742
Acuity Brands, Inc. (Miscellaneous Manufacturing)	30	806
Acxiom Corp. (Software)	60	571
Administaff, Inc. (Commercial Services)	15	316
Aecom Technology Corp.* (Engineering & Construction)	60	1,519
Affiliated Computer Services, Inc.—Class A* (Computers)	75	3,439
AGCO Corp.* (Machinery—Diversified)	75	1,596
Agilent Technologies, Inc.* (Electronics)	300	5,424
Albany International Corp.—Class A (Machinery—Diversified)	15	150
Alexander & Baldwin, Inc. (Transportation)	30	661
Alliance Data Systems Corp.* (Commercial Services)	60	2,495
Alliant Techsystems, Inc.* (Aerospace/Defense)	30	2,424
American Commercial Lines, Inc.* (Transportation)	30	121
Ametek, Inc. (Electrical Components & Equipment)	90	2,876
Amphenol Corp.—Class A (Electronics)	150	3,922
Anixter International, Inc.* (Telecommunications)	30	809
AptarGroup, Inc. (Miscellaneous Manufacturing)	60	1,849
Arkansas Best Corp. (Transportation)	15	351
Arrow Electronics, Inc.* (Electronics)	105	2,002
Astec Industries, Inc.* (Machinery—Construction & Mining)	15	369
ATMI, Inc.* (Semiconductors)	30	405
Automatic Data Processing, Inc. (Software)	435	15,804
Avnet, Inc.* (Electronics)	120	2,378
AVX Corp. (Electronics)	45	410
Baldor Electric Co. (Hand/Machine Tools)	30	420
Ball Corp. (Packaging & Containers)	75	2,876
BE Aerospace, Inc.* (Aerospace/Defense)	90	870
Belden, Inc. (Electrical Components & Equipment)	45	588
Bemis Co., Inc. (Packaging & Containers)	90	2,031
Benchmark Electronics, Inc.* (Electronics)	60	704
Black Box Corp. (Telecommunications)	15	327
Boeing Co. (Aerospace/Defense)	555	23,482
Bowne & Co., Inc. (Commercial Services)	30	84
Brady Corp.—Class A (Electronics)	45	941
Brink’s Home Security Holdings, Inc.* (Commercial Services)	30	686
Broadridge Financial Solutions, Inc. (Software)	120	1,619
Bucyrus International, Inc.—Class A (Machinery—Construction & Mining)	60	930
Burlington Northern Santa Fe Corp. (Transportation)	240	15,900
C.H. Robinson Worldwide, Inc. (Transportation)	150	6,897
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	45	840
Caterpillar, Inc. (Machinery—Construction & Mining)	510	15,733
Ceradyne, Inc.* (Miscellaneous Manufacturing)	15	342
Checkpoint Systems, Inc.* (Electronics)	30	269
Cintas Corp. (Textiles)	105	2,389
Clarcor, Inc. (Miscellaneous Manufacturing)	45	1,365
Clean Harbors, Inc.* (Environmental Control)	15	803

Common Stocks, continued
	Shares	Value
Cognex Corp. (Machinery—Diversified)	30	$392
Commscope, Inc.* (Telecommunications)	60	865
Con-way, Inc. (Transportation)	45	991
Convergys Corp.* (Commercial Services)	90	678
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	150	4,036
Corrections Corp. of America* (Commercial Services)	105	1,447
Crane Co. (Miscellaneous Manufacturing)	45	784
Crown Holdings, Inc.* (Packaging & Containers)	135	2,531
CSX Corp. (Transportation)	330	9,557
CTS Corp. (Electronics)	30	154
Cummins, Inc. (Machinery—Diversified)	150	3,597
Curtiss-Wright Corp. (Aerospace/Defense)	45	1,454
Danaher Corp. (Miscellaneous Manufacturing)	210	11,745
Deere & Co. (Machinery—Diversified)	360	12,506
Deluxe Corp. (Commercial Services)	45	519
Dionex Corp.* (Electronics)	15	760
Donaldson Co., Inc. (Miscellaneous Manufacturing)	60	1,867
Dover Corp. (Miscellaneous Manufacturing)	165	4,666
Eagle Materials, Inc.—Class A (Building Materials)	30	542
Eaton Corp. (Miscellaneous Manufacturing)	135	5,943
Electro Scientific Industries, Inc.* (Electronics)	15	95
EMCOR Group, Inc.* (Engineering & Construction)	60	1,235
Emerson Electric Co. (Electrical Components & Equipment)	660	21,582
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	45	1,133
EnerSys* (Electrical Components & Equipment)	30	273
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	15	532
Esterline Technologies Corp.* (Aerospace/Defense)	30	1,083
Expeditors International of Washington, Inc. (Transportation)	180	5,006
Fastenal Co. (Distribution/Wholesale)	120	4,102
FedEx Corp. (Transportation)	240	12,226
Fidelity National Information Services, Inc. (Software)	165	2,625
Fiserv, Inc.* (Software)	135	4,286
Flextronics International, Ltd.ADR* (Electronics)	690	1,801
FLIR Systems, Inc.* (Electronics)	120	2,996
Flowserve Corp. (Machinery—Diversified)	45	2,399
Fluor Corp. (Engineering & Construction)	150	5,835
Fortune Brands, Inc. (Household Products/Wares)	120	3,840
Forward Air Corp. (Transportation)	30	608
Foster Wheeler, Ltd.ADR* (Engineering & Construction)	120	2,396
FTI Consulting, Inc.* (Commercial Services)	45	1,845
G & K Services, Inc. (Textiles)	15	277
Gardner Denver, Inc.* (Machinery—Diversified)	45	980
GATX Corp. (Trucking & Leasing)	30	723
Genco Shipping & Trading, Ltd.ADR (Transportation)	30	467
General Cable Corp.* (Electrical Components & Equipment)	45	741
General Dynamics Corp. (Aerospace/Defense)	270	15,317
General Electric Co. (Miscellaneous Manufacturing)	8,460	102,620
General Maritime Corp. (Oil & Gas Services)	45	478

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks, continued
	Shares	Value
Genesee & Wyoming, Inc.—Class A* (Transportation)	30	$815
Global Payments, Inc. (Software)	75	2,603
Goodrich Corp. (Aerospace/Defense)	105	4,059
Graco, Inc. (Machinery—Diversified)	45	957
GrafTech International, Ltd.* (Electrical Components & Equipment)	105	841
Granite Construction, Inc. (Engineering & Construction)	30	1,057
Greif, Inc.—Class A (Packaging & Containers)	15	454
Harsco Corp. (Miscellaneous Manufacturing)	75	1,779
Headwaters, Inc.* (Energy—Alternate Sources)	30	136
Hewitt Associates, Inc.* (Commercial Services)	75	2,129
Hexcel Corp.* (Aerospace/Defense Equipment)	75	622
HLTH Corp.* (Internet)	75	854
Honeywell International, Inc. (Miscellaneous Manufacturing)	570	18,702
Hub Group, Inc.—Class A* (Transportation)	30	681
Hubbell, Inc.—Class B (Electrical Components & Equipment)	45	1,395
IDEX Corp. (Machinery—Diversified)	75	1,696
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	375	12,247
IMS Health, Inc. (Software)	150	2,178
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	270	4,377
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	30	563
Iron Mountain, Inc.* (Commercial Services)	150	3,069
Itron, Inc.* (Electronics)	30	1,959
ITT Industries, Inc. (Miscellaneous Manufacturing)	150	6,792
J.B. Hunt Transport Services, Inc. (Transportation)	90	2,004
Jabil Circuit, Inc. (Electronics)	150	873
Jack Henry & Associates, Inc. (Computers)	75	1,335
Jacobs Engineering Group, Inc.* (Engineering & Construction)	105	4,060
Joy Global, Inc. (Machinery—Construction & Mining)	90	1,875
Kaman Corp. (Aerospace/Defense)	15	286
Kansas City Southern Industries, Inc.* (Transportation)	75	1,362
Kaydon Corp. (Metal Fabricate/Hardware)	30	816
KBR, Inc. (Engineering & Construction)	135	1,912
Kennametal, Inc. (Hand/Machine Tools)	60	962
Kirby Corp.* (Transportation)	45	1,079
L-3 Communications Holdings, Inc. (Aerospace/Defense)	105	8,297
Landstar System, Inc. (Transportation)	45	1,614
Lender Processing Services, Inc. (Diversified Financial Services)	75	1,944
Lennox International, Inc. (Building Materials)	45	1,265
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	30	1,235
Littelfuse, Inc.* (Electrical Components & Equipment)	15	230
Lockheed Martin Corp. (Aerospace/Defense)	270	22,151
Louisiana-Pacific Corp. (Forest Products & Paper)	90	187
Manitowoc Co. (Machinery—Diversified)	105	578
Manpower, Inc. (Commercial Services)	60	1,708
ManTech International Corp.—Class A* (Software)	15	804
Martin Marietta Materials (Building Materials)	30	2,416
Masco Corp. (Building Materials)	315	2,463

Common Stocks, continued
	Shares	Value
McDermott International, Inc.ADR* (Engineering & Construction)	195	$2,022
MDU Resources Group, Inc. (Electric)	150	2,984
MeadWestvaco Corp. (Forest Products & Paper)	135	1,571
Metavante Technologies, Inc.* (Software)	75	1,088
Methode Electronics, Inc. (Electronics)	30	139
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	30	1,997
Mine Safety Appliances Co. (Environmental Control)	30	589
Molex, Inc. (Electrical Components & Equipment)	60	802
Molex, Inc.—Class A (Electrical Components & Equipment)	60	733
Monster Worldwide, Inc.* (Internet)	105	967
Moog, Inc.—Class A* (Aerospace/Defense)	30	899
MPS Group, Inc.* (Commercial Services)	75	454
MSC Industrial Direct Co.—Class A (Retail)	30	1,028
Mueller Industries, Inc. (Metal Fabricate/Hardware)	30	604
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	75	508
Nalco Holding Co. (Environmental Control)	120	1,177
National Instruments Corp. (Computers)	45	966
Navigant Consulting Co.* (Commercial Services)	45	645
Navistar International Corp.* (Auto Manufacturers)	60	1,822
NCI Building Systems, Inc.* (Building Materials)	15	174
NeuStar, Inc.* (Telecommunications)	60	817
Newport Corp.* (Electronics)	30	161
Nordson Corp. (Machinery—Diversified)	30	906
Norfolk Southern Corp. (Transportation)	315	12,083
Northrop Grumman Corp. (Aerospace/Defense)	255	12,271
Old Dominion Freight Line, Inc.* (Transportation)	30	752
Orbital Sciences Corp.* (Aerospace/Defense)	45	755
Oshkosh Truck Corp. (Auto Manufacturers)	60	433
Overseas Shipholding Group, Inc. (Transportation)	15	536
Owens Corning, Inc.* (Building Materials)	75	1,001
Owens-Illinois, Inc.* (Packaging & Containers)	135	2,565
PACCAR, Inc. (Auto Manufacturers)	285	7,521
Pacer International, Inc. (Transportation)	30	258
Packaging Corp. of America (Packaging & Containers)	90	1,278
Pactiv Corp.* (Packaging & Containers)	105	2,270
Pall Corp. (Miscellaneous Manufacturing)	105	2,737
Park Electrochemical Corp. (Electronics)	15	263
Parker Hannifin Corp. (Miscellaneous Manufacturing)	135	5,158
Paychex, Inc. (Commercial Services)	270	6,558
Pentair, Inc. (Miscellaneous Manufacturing)	90	2,058
PerkinElmer, Inc. (Electronics)	105	1,325
PHH Corp.* (Commercial Services)	45	497
Plexus Corp.* (Electronics)	30	434
Precision Castparts Corp. (Metal Fabricate/Hardware)	120	7,794
Quanex Building Products Corp. (Building Materials)	30	255
Quanta Services, Inc.* (Commercial Services)	165	3,528
R.R. Donnelley & Sons Co. (Commercial Services)	180	1,757
Raytheon Co. (Aerospace/Defense)	360	18,223
Regal-Beloit Corp. (Hand/Machine Tools)	30	1,019
Republic Services, Inc. (Environmental Control)	285	7,370
Resources Connection, Inc.* (Commercial Services)	45	651
Robert Half International, Inc. (Commercial Services)	135	2,288
Rock-Tenn Co.—Class A (Forest Products & Paper)	30	935

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks, continued
	Shares	Value
Rockwell Collins, Inc. (Aerospace/Defense)	135	$5,087
Rockwell International Corp. (Machinery—Diversified)	105	2,734
Roper Industries, Inc. (Miscellaneous Manufacturing)	75	3,086
Ryder System, Inc. (Transportation)	45	1,520
Sanmina-SCI Corp.* (Electronics)	450	149
Sealed Air Corp. (Packaging & Containers)	135	1,829
Shaw Group, Inc.* (Engineering & Construction)	60	1,668
Sherwin-Williams Co. (Chemicals)	90	4,297
Silgan Holdings, Inc. (Packaging & Containers)	15	688
Simpson Manufacturing Co., Inc. (Building Materials)	30	602
Sonoco Products Co. (Packaging & Containers)	90	2,064
Spherion Corp.* (Commercial Services)	45	64
Spirit Aerosystems Holdings, Inc.—Class A* (Aerospace/Defense)	90	1,224
SPX Corp. (Miscellaneous Manufacturing)	45	1,895
Stericycle, Inc.* (Environmental Control)	75	3,669
Taser International, Inc.* (Electronics)	45	228
Technitrol, Inc. (Electronics)	30	66
Teekay Shipping Corp.ADR (Transportation)	30	526
Teledyne Technologies, Inc.* (Aerospace/Defense)	30	836
Teleflex, Inc. (Miscellaneous Manufacturing)	30	1,595
TeleTech Holdings, Inc.* (Commercial Services)	30	243
Temple-Inland, Inc. (Forest Products & Paper)	75	425
Terex Corp.* (Machinery—Construction & Mining)	75	888
Tetra Tech, Inc.* (Environmental Control)	45	1,045
Texas Industries, Inc. (Building Materials)	30	681
Textron, Inc. (Miscellaneous Manufacturing)	210	1,896
The Brink’s Co. (Miscellaneous Manufacturing)	30	793
The Corporate Executive Board Co. (Commercial Services)	30	606
Thomas & Betts Corp.* (Electronics)	45	963
Timken Co. (Metal Fabricate/Hardware)	60	893
Toro Co. (Housewares)	30	888
Total System Services, Inc. (Software)	165	2,089
Trimble Navigation, Ltd.* (Electronics)	105	1,556
Trinity Industries, Inc. (Miscellaneous Manufacturing)	60	691
TrueBlue, Inc.* (Commercial Services)	30	255
Tyco Electronics, Ltd.ADR (Electronics)	390	5,522
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	405	8,513
Union Pacific Corp. (Transportation)	435	19,049
United Parcel Service, Inc.—Class B (Transportation)	585	24,857
United Rentals, Inc.* (Commercial Services)	45	251
United Stationers, Inc.* (Distribution/Wholesale)	15	420
United Technologies Corp. (Aerospace/Defense)	750	35,992
URS Corp.* (Engineering & Construction)	75	2,554
USG Corp.* (Building Materials)	60	391
UTI Worldwide, Inc.ADR (Transportation)	75	822
Valmont Industries, Inc. (Metal Fabricate/Hardware)	15	609
Veeco Instruments, Inc.* (Semiconductors)	30	145
Viad Corp. (Commercial Services)	15	333
Vishay Intertechnology, Inc.* (Electronics)	150	444
VistaPrint, Ltd.ADR* (Commercial Services)	30	687
Vulcan Materials Co. (Building Materials)	75	3,709
W.W. Grainger, Inc. (Distribution/Wholesale)	60	4,377

Common Stocks, continued
	Shares	Value
Wabtec Corp. (Machinery—Diversified)	45	$1,347
Walter Industries, Inc. (Holding Companies—Diversified)	45	830
Waste Connections, Inc.* (Environmental Control)	75	2,177
Waste Management, Inc. (Environmental Control)	420	13,100
Watsco, Inc. (Distribution/Wholesale)	15	496
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	30	1,395
Werner Enterprises, Inc. (Transportation)	45	675
WESCO International, Inc.* (Distribution/Wholesale)	30	553
Western Union Co. (Commercial Services)	600	8,196
Weyerhaeuser Co. (Forest Products & Paper)	180	4,921
Woodward Governor Co. (Electronics)	45	926
World Fuel Services Corp. (Retail)	30	1,013
YRC Worldwide, Inc.* (Transportation)	45	130
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	60	1,010

TOTAL COMMON STOCKS (Cost $1,016,030)		891,040

Repurchase Agreements (25.2%)
	Principal Amount
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $62,001 (Collateralized by $65,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $65,113)	$62,000	62,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $101,002 (Collateralized by $104,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $104,013)	101,000	101,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $85,001 (Collateralized by $88,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $87,929)	85,000	85,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $37,001 (Collateralized by $37,575 of various Federal National Mortgage Association Securities, 0.42%‡-4.15%, 3/19/09-1/13/12, market value $37,854)	37,000	37,000

TOTAL REPURCHASE AGREEMENTS (Cost $285,000)		285,000

TOTAL INVESTMENT SECURITIES (Cost $1,301,030)—104.2%		1,176,040
Net other assets (liabilities)—(4.2)%		(47,614)

NET ASSETS—100.0%		$1,128,426

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $220,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Industrials Index terminating on 2/23/09	$804,716	$(57,716)

Industrials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Aerospace/Defense	13.8%
Aerospace/Defense Equipment	0.1%
Auto Manufacturers	0.9%
Building Materials	1.1%
Chemicals	0.4%
Commercial Services	5.1%
Computers	0.5%
Distribution/Wholesale	0.8%
Diversified Financial Services	0.2%
Electric	0.3%
Electrical Components & Equipment	3.1%
Electronics	3.2%

Energy—Alternate Sources	NM
Engineering & Construction	2.1%
Environmental Control	2.7%
Forest Products & Paper	0.6%
Hand/Machine Tools	0.3%
Holding Companies—Diversified	0.1%
Household Products/Wares	0.3%
Housewares	0.1%
Internet	0.2%
Machinery—Construction & Mining	1.8%
Machinery—Diversified	2.6%
Metal Fabricate/Hardware	1.1%
Miscellaneous Manufacturing	21.5%
Oil & Gas Services	NM
Packaging & Containers	1.6%
Retail	0.2%
Semiconductors	NM
Software	3.0%
Telecommunications	0.3%
Textiles	0.2%
Transportation	10.7%
Trucking & Leasing	0.1%
Other**	21.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Internet UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks (65.9%)
	Shares	Value
Akamai Technologies, Inc.* (Internet)	4,387	$59,137
Allscripts Healthcare Solutions, Inc. (Software)	1,517	12,773
Amazon.com, Inc.* (Internet)	3,772	221,869
Ariba, Inc.* (Internet)	2,214	16,915
Art Technology Group, Inc.* (Internet)	3,321	5,679
Check Point Software Technologies, Ltd.ADR* (Internet)	4,469	101,312
Concur Technologies, Inc.* (Software)	1,271	31,381
CyberSource Corp.* (Internet)	1,804	21,522
DealerTrack Holdings, Inc.* (Internet)	943	10,741
Digital River, Inc.* (Internet)	943	23,358
E* TRADE Financial Corp.* (Diversified Financial Services)	11,439	13,040
EarthLink, Inc.* (Internet)	2,788	20,994
eBay, Inc.* (Internet)	13,120	157,702
Expedia, Inc.* (Internet)	5,412	48,329
Google, Inc.—Class A* (Internet)	615	208,196
HLTH Corp.* (Internet)	2,337	26,595
IAC/InterActiveCorp* (Internet)	1,681	24,711
Internap Network Services Corp.* (Internet)	1,312	3,529
Interwoven, Inc.* (Internet)	1,189	18,750
j2 Global Communications, Inc.* (Internet)	1,148	22,478
Juniper Networks, Inc.* (Telecommunications)	11,111	157,332
ModusLink Global Solutions, Inc.* (Internet)	1,189	2,770
Monster Worldwide, Inc.* (Internet)	3,075	28,321
Netflix, Inc.* (Internet)	1,189	42,970
Overstock.com, Inc.* (Internet)	410	4,502
Priceline.com, Inc.* (Internet)	1,066	71,518
Quest Software, Inc.* (Software)	1,558	19,428
RealNetworks, Inc.* (Internet)	2,337	6,590
Salesforce.com, Inc.* (Software)	2,624	69,825
Sapient Corp.* (Internet)	2,132	9,082
SONICWALL, Inc.* (Internet)	1,394	4,907
Sonus Networks, Inc.* (Telecommunications)	7,011	9,254
TD Ameritrade Holding Corp.* (Diversified Financial Services)	6,232	70,048
Tibco Software, Inc.* (Internet)	4,633	24,787
Ticketmaster Entertainment, Inc.* (Commercial Services)	1,025	6,099
United Online, Inc. (Internet)	2,091	12,797
ValueClick, Inc.* (Internet)	2,255	14,094
VeriSign, Inc.* (Internet)	4,592	88,671
Websense, Inc.* (Internet)	1,148	12,858
Yahoo!, Inc.* (Internet)	14,883	174,578

TOTAL COMMON STOCKS (Cost $1,313,384)		1,879,442

Repurchase Agreements (40.0%)
	Principal Amount
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $249,004 (Collateralized by $260,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $260,452)	$249,000	249,000

Repurchase Agreements, continued
	Principal Amount	Value
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $406,007 (Collateralized by $415,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $415,051)	$406,000	$406,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $343,005 (Collateralized by $351,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $350,716)	343,000	343,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $145,002 (Collateralized by $147,977 Federal National Mortgage Association, 0.42%‡, 3/19/09, market value $147,900)	145,000	145,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,143,000)		1,143,000

TOTAL INVESTMENT SECURITIES (Cost $2,456,384)—105.9%		3,022,442
Net other assets (liabilities)—(5.9)%		(168,616)

NET ASSETS—100.0%		$2,853,826

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $620,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones Composite Internet Index terminating on 2/23/09	$2,400,244	$(106,028)

Internet UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Commercial Services	0.2%
Diversified Financial Services	3.0%
Internet	52.3%
Software	4.6%
Telecommunications	5.8%
Other**	34.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS Mobile Telecommunications UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks (34.2%)
	Shares	Value
Leap Wireless International, Inc.* (Telecommunications)	1,168	$29,434
MetroPCS Communications, Inc.* (Telecommunications)	5,694	77,381
NII Holdings, Inc.—Class B* (Telecommunications)	3,796	73,642
Sprint Nextel Corp.* (Telecommunications)	64,094	155,748
TeleCorp PCS, Inc.—Class A Escrowed Shares*(a) (Telecommunications)	1,885	0
Telephone & Data Systems, Inc. (Telecommunications)	1,241	37,863
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	1,168	31,653
US Cellular Corp.* (Telecommunications)	365	15,312

TOTAL COMMON STOCKS (Cost $323,215)		421,033

Repurchase Agreements (69.8%)
	Principal Amount
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $188,003 (Collateralized by $195,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $195,339)	$188,000	188,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $305,005 (Collateralized by $312,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $312,038)	305,000	305,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $258,004 (Collateralized by $265,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $264,786)	258,000	258,000

Repurchase Agreements, continued
	Principal Amount	Value
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $109,002 (Collateralized by $111,238 Federal National Mortgage Association, 0.42%‡, 3/19/09, market value $111,180)	$109,000	$109,000

TOTAL REPURCHASE AGREEMENTS (Cost $860,000)		860,000

TOTAL INVESTMENT SECURITIES (Cost $1,183,215)—104.0%		1,281,033
Net other assets (liabilities)—(4.0)%		(49,363)

NET ASSETS—100.0%		$1,231,670

*	Non-income producing security
(a)	Security delisted or issuer in bankruptcy.
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $370,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Mobile Telecommunications Index terminating on 2/23/09	$1,417,106	$(110,512)

Mobile Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Telecommunications	34.2%
Other**	65.8%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS Oil & Gas UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks (67.6%)
	Shares	Value
Anadarko Petroleum Corp. (Oil & Gas)	14,701	$540,115
Apache Corp. (Oil & Gas)	10,604	795,300
Arena Resources, Inc.* (Oil & Gas)	1,205	29,354
Atlas America, Inc. (Oil & Gas)	1,205	15,304
Atwood Oceanics, Inc.* (Oil & Gas)	1,687	28,089
Baker Hughes, Inc. (Oil & Gas Services)	9,881	329,235
Berry Petroleum Co.—Class A (Oil & Gas)	1,205	8,869
Bill Barrett Corp.* (Oil & Gas)	964	21,314
BJ Services Co. (Oil & Gas Services)	9,399	103,389
Bristow Group, Inc.* (Transportation)	964	23,319
Cabot Oil & Gas Corp. (Oil & Gas)	3,374	92,751
Cameron International Corp.* (Oil & Gas Services)	6,989	161,865
Carrizo Oil & Gas, Inc.* (Oil & Gas)	964	13,361
Chart Industries, Inc.* (Machinery—Diversified)	964	8,155
Chesapeake Energy Corp. (Oil & Gas)	19,280	304,817
ChevronTexaco Corp. (Oil & Gas)	65,070	4,588,736
Cimarex Energy Co. (Oil & Gas)	2,651	65,851
Complete Production Services, Inc.* (Oil & Gas Services)	1,687	10,814
Comstock Resources, Inc.* (Oil & Gas)	1,446	55,136
Concho Resources, Inc.* (Oil & Gas)	1,928	48,624
ConocoPhillips (Oil & Gas)	44,344	2,107,670
Continental Resources, Inc.* (Oil & Gas)	964	19,926
Core Laboratories N.V.ADR (Oil & Gas Services)	723	48,578
Crosstex Energy, Inc. (Oil & Gas)	1,446	4,801
Delta Petroleum Corp.* (Oil & Gas)	2,169	9,413
Denbury Resources, Inc.* (Oil & Gas)	7,953	97,345
Devon Energy Corp. (Oil & Gas)	13,496	831,354
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,169	136,126
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,651	51,641
Drill-Quip, Inc.* (Oil & Gas Services)	964	23,618
El Paso Corp. (Pipelines)	22,654	185,310
Encore Acquisition Co.* (Oil & Gas)	1,687	45,853
Ensco International, Inc. (Oil & Gas)	4,579	125,281
EOG Resources, Inc. (Oil & Gas)	7,953	538,975
Evergreen Solar, Inc.* (Energy—Alternate Sources)	4,820	10,652
EXCO Resources, Inc.* (Oil & Gas)	5,543	56,206
Exterran Holdings, Inc.* (Oil & Gas Services)	2,169	48,065
Exxon Mobil Corp. (Oil & Gas)	163,157	12,478,247
First Solar, Inc.* (Energy—Alternate Sources)	1,446	206,489
FMC Technologies, Inc.* (Oil & Gas Services)	4,097	121,230
Forest Oil Corp.* (Oil & Gas)	2,892	43,380
Frontier Oil Corp. (Oil & Gas)	3,374	48,181
Global Industries, Ltd.* (Oil & Gas Services)	2,651	9,146
Goodrich Petroleum Corp.* (Oil & Gas)	964	27,860
Halliburton Co. (Oil & Gas Services)	28,679	494,713
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,651	13,653
Helmerich & Payne, Inc. (Oil & Gas)	3,133	70,367
Hercules Offshore, Inc.* (Oil & Gas Services)	2,892	10,758
Hess Corp. (Oil & Gas)	9,399	522,678
Holly Corp. (Oil & Gas)	1,446	33,793
ION Geophysical Corp.* (Oil & Gas Services)	2,892	4,338
Key Energy Services, Inc.* (Oil & Gas Services)	3,856	13,149
Marathon Oil Corp. (Oil & Gas)	22,895	623,431

Common Stocks, continued
	Shares	Value
Mariner Energy, Inc.* (Oil & Gas)	2,651	$26,245
Murphy Oil Corp. (Oil & Gas)	6,025	266,184
Nabors Industries, Ltd.ADR* (Oil & Gas)	9,158	100,280
National-Oilwell Varco, Inc.* (Oil & Gas Services)	13,255	350,462
Newfield Exploration Co.* (Oil & Gas)	4,338	83,246
Newpark Resources, Inc.* (Oil & Gas Services)	2,892	12,175
Noble Corp.ADR (Oil & Gas)	8,435	229,010
Noble Energy, Inc. (Oil & Gas)	5,543	271,219
Occidental Petroleum Corp. (Oil & Gas)	26,269	1,432,974
Oceaneering International, Inc.* (Oil & Gas Services)	1,687	58,134
OGE Energy Corp. (Electric)	2,892	71,375
Oil States International, Inc.* (Oil & Gas Services)	1,687	30,889
Parker Drilling Co.* (Oil & Gas)	3,615	7,664
Patterson-UTI Energy, Inc. (Oil & Gas)	5,061	48,383
Penn Virginia Corp. (Oil & Gas)	1,446	29,788
Petrohawk Energy Corp.* (Oil & Gas)	7,953	156,754
Pioneer Natural Resources Co. (Oil & Gas)	3,856	56,452
Plains Exploration & Production Co.* (Oil & Gas)	3,374	71,259
Pride International, Inc.* (Oil & Gas)	5,543	89,353
Quicksilver Resources, Inc.* (Oil & Gas)	3,856	26,722
Range Resources Corp. (Oil & Gas)	5,061	181,386
Rowan Cos., Inc. (Oil & Gas)	3,615	45,766
SandRidge Energy, Inc.* (Oil & Gas)	2,892	19,261
Schlumberger, Ltd.ADR (Oil & Gas Services)	38,319	1,563,798
SEACOR SMIT, Inc.* (Oil & Gas Services)	723	47,024
Smith International, Inc. (Oil & Gas Services)	6,989	158,650
Southwestern Energy Co.* (Oil & Gas)	11,086	350,872
St. Mary Land & Exploration Co. (Oil & Gas)	1,928	37,307
Stone Energy Corp.* (Oil & Gas)	1,205	10,339
Sunoco, Inc. (Oil & Gas)	3,856	178,610
SunPower Corp.—Class A* (Energy—Alternate Sources)	1,446	48,528
SunPower Corp.—Class B* (Electrical Components & Equipment)	1,446	38,203
Superior Energy Services, Inc.* (Oil & Gas Services)	2,410	37,548
Swift Energy Co.* (Oil & Gas)	964	14,768
Tesoro Petroleum Corp. (Oil & Gas)	4,338	74,744
TETRA Technologies, Inc.* (Oil & Gas Services)	2,410	12,508
The Williams Cos., Inc. (Pipelines)	18,557	262,582
Tidewater, Inc. (Oil & Gas Services)	1,687	70,196
Transocean, Ltd.ADR* (Oil & Gas)	10,122	552,864
Ultra Petroleum Corp.ADR* (Oil & Gas)	4,820	172,701
Unit Corp.* (Oil & Gas)	1,446	36,063
Valero Energy Corp. (Oil & Gas)	16,629	401,091
W&T Offshore, Inc. (Oil & Gas)	964	12,117
Weatherford International, Ltd.ADR* (Oil & Gas Services)	21,690	239,241
Whiting Petroleum Corp.* (Oil & Gas)	1,446	41,934
XTO Energy, Inc. (Oil & Gas)	18,557	688,279

TOTAL COMMON STOCKS (Cost $20,781,550)		35,021,573

See accompanying notes to the financial statements.

PROFUNDS Oil & Gas UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Repurchase Agreements (39.7%)
	Principal Amount	Value
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $4,511,068 (Collateralized by $4,595,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $4,602,996)	$4,511,000	$4,511,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $7,331,122 (Collateralized by $7,477,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $7,477,911)	7,331,000	7,331,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $6,203,098 (Collateralized by $6,366,000 Federal National Mortgage Association, 0.72%‡, 12/1/09, market value $6,328,078)	6,203,000	6,203,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $2,534,040 (Collateralized by $2,586,062 Federal National Mortgage Association, 0.42%‡, 3/20/09, market value $2,584,680)	2,534,000	2,534,000

TOTAL REPURCHASE AGREEMENTS (Cost $20,579,000)		20,579,000

TOTAL INVESTMENT SECURITIES (Cost $41,360,550)—107.3%		55,600,573
Net other assets (liabilities)—(7.3)%		(3,787,744)

NET ASSETS—100.0%		$51,812,829

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $11,400,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index terminating on 2/23/09	$42,816,900	$(2,339,149)

Oil & Gas UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Electric	0.1%
Electrical Components & Equipment	0.1%
Energy—Alternate Sources	0.5%
Machinery—Diversified	NM
Oil & Gas	58.2%
Oil & Gas Services	7.7%
Pipelines	0.9%
Transportation	0.1%
Other**	32.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Oil Equipment, Services & Distribution UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks (60.7%)
	Shares	Value
Atwood Oceanics, Inc.* (Oil & Gas)	1,904	$31,702
Baker Hughes, Inc. (Oil & Gas Services)	10,880	362,522
BJ Services Co. (Oil & Gas Services)	10,336	113,696
Bristow Group, Inc.* (Transportation)	952	23,029
Cameron International Corp.* (Oil & Gas Services)	7,752	179,536
Chart Industries, Inc.* (Machinery—Diversified)	952	8,054
Complete Production Services, Inc.* (Oil & Gas Services)	1,768	11,333
Core Laboratories N.V.ADR (Oil & Gas Services)	816	54,827
Crosstex Energy, Inc. (Oil & Gas)	1,632	5,418
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,312	145,101
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,856	55,635
Drill-Quip, Inc.* (Oil & Gas Services)	1,088	26,656
El Paso Corp. (Pipelines)	24,888	203,584
Ensco International, Inc. (Oil & Gas)	5,032	137,675
Exterran Holdings, Inc.* (Oil & Gas Services)	2,312	51,234
FMC Technologies, Inc.* (Oil & Gas Services)	4,352	128,776
Global Industries, Ltd.* (Oil & Gas Services)	2,992	10,322
Halliburton Co. (Oil & Gas Services)	31,552	544,272
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,992	15,409
Helmerich & Payne, Inc. (Oil & Gas)	3,400	76,364
Hercules Offshore, Inc.* (Oil & Gas Services)	3,128	11,636
ION Geophysical Corp.* (Oil & Gas Services)	3,128	4,692
Key Energy Services, Inc.* (Oil & Gas Services)	4,352	14,840
Nabors Industries, Ltd.ADR* (Oil & Gas)	10,064	110,201
National-Oilwell Varco, Inc.* (Oil & Gas Services)	14,552	384,755
Newpark Resources, Inc.* (Oil & Gas Services)	3,128	13,169
Noble Corp.ADR (Oil & Gas)	9,384	254,776
Oceaneering International, Inc.* (Oil & Gas Services)	1,904	65,612
OGE Energy Corp. (Electric)	3,264	80,556
Oil States International, Inc.* (Oil & Gas Services)	1,768	32,372
Parker Drilling Co.* (Oil & Gas)	3,944	8,361
Patterson-UTI Energy, Inc. (Oil & Gas)	5,440	52,006
Pride International, Inc.* (Oil & Gas)	6,120	98,654
Rowan Cos., Inc. (Oil & Gas)	3,944	49,931
Schlumberger, Ltd.ADR (Oil & Gas Services)	42,160	1,720,550
SEACOR SMIT, Inc.* (Oil & Gas Services)	680	44,227
Smith International, Inc. (Oil & Gas Services)	7,752	175,970
Superior Energy Services, Inc.* (Oil & Gas Services)	2,720	42,378
TETRA Technologies, Inc.* (Oil & Gas Services)	2,584	13,411

Common Stocks, continued
	Shares	Value
The Williams Cos., Inc. (Pipelines)	20,400	$288,660
Tidewater, Inc. (Oil & Gas Services)	1,768	73,566
Transocean, Ltd.ADR * (Oil & Gas)	11,288	616,551
Unit Corp.* (Oil & Gas)	1,632	40,702
Weatherford International, Ltd.ADR* (Oil & Gas Services)	24,072	265,514

TOTAL COMMON STOCKS (Cost $6,370,610)		6,648,235

Repurchase Agreements (48.0%)
	Principal Amount
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,151,017 (Collateralized by $1,175,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $1,177,045)	$1,151,000	1,151,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,872,031 (Collateralized by $1,910,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $1,910,233)	1,872,000	1,872,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,584,025 (Collateralized by $1,618,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $1,616,693)	1,584,000	1,584,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $650,010 (Collateralized by $663,347 Federal National Mortgage Association, 0.42%‡, 3/19/09, market value $663,000)	650,000	650,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,257,000)		5,257,000

TOTAL INVESTMENT SECURITIES (Cost $11,627,610)—108.7%		11,905,235
Net other assets (liabilities)—(8.7)%		(948,942)

NET ASSETS—100.0%		$10,956,293

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $2,800,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

PROFUNDS Oil Equipment, Services & Distribution UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index terminating on 2/23/09	$9,782,416	$(779,094)

Oil Equipment, Services & Distribution UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Electric	0.7%
Machinery—Diversified	0.1%
Oil & Gas	15.0%
Oil & Gas Services	40.2%
Pipelines	4.5%
Transportation	0.2%
Other**	39.3%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS Pharmaceuticals UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks (29.5%)
	Shares	Value
Abbott Laboratories (Pharmaceuticals)	3,266	$181,067
Alkermes, Inc.* (Pharmaceuticals)	207	2,374
Allergan, Inc. (Pharmaceuticals)	644	24,549
Auxilium Pharmaceuticals, Inc.* (Healthcare—Products)	92	2,812
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,163	89,130
Cephalon, Inc.* (Pharmaceuticals)	138	10,651
Eli Lilly & Co. (Pharmaceuticals)	2,047	75,371
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	253	5,685
Forest Laboratories, Inc.* (Pharmaceuticals)	644	16,126
Hospira, Inc.* (Pharmaceuticals)	345	8,591
Johnson & Johnson (Healthcare—Products)	5,934	342,332
King Pharmaceuticals, Inc.* (Pharmaceuticals)	529	4,623
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	115	1,602
Merck & Co., Inc. (Pharmaceuticals)	4,485	128,047
Mylan Laboratories, Inc.* (Pharmaceuticals)	644	7,297
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	69	849
Perrigo Co. (Pharmaceuticals)	184	5,400
Pfizer, Inc. (Pharmaceuticals)	14,306	208,581
Schering-Plough Corp. (Pharmaceuticals)	3,427	60,178
Sepracor, Inc.* (Pharmaceuticals)	230	3,496
The Medicines Co.* (Pharmaceuticals)	115	1,472
Theravance, Inc.* (Pharmaceuticals)	115	1,516
Valeant Pharmaceuticals International* (Pharmaceuticals)	138	2,995
Warner Chilcott, Ltd.ADR* (Pharmaceuticals)	184	2,530
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	230	6,274
Wyeth (Pharmaceuticals)	2,829	121,562

TOTAL COMMON STOCKS (Cost $1,130,053)		1,315,110

Repurchase Agreements (71.1%)
	Principal Amount
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $694,010 (Collateralized by $710,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $711,236)	$694,000	694,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,129,019 (Collateralized by $1,153,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $1,153,141)	1,129,000	1,129,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $955,015 (Collateralized by $976,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $975,212)	955,000	955,000

Repurchase Agreements, continued
	Principal Amount	Value
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $392,006 (Collateralized by $400,049 Federal National Mortgage Association, 0.42%‡ 3/19/09, market value $399,840)	$392,000	$392,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,170,000)		3,170,000

Rights/Warrants(NM)
	Shares
Fresenius Kabi Pharmaceuticals Holding, Inc., expiring 1/3/11*CVR at $6.00 (Holding Companies—Diversified)	60	26

TOTAL RIGHTS/WARRANTS (Cost $0)		26

TOTAL INVESTMENT SECURITIES (Cost $4,300,053)—100.6%		4,485,136
Net other assets (liabilities)—(0.6)%		(28,453)

NET ASSETS—100.0%		$4,456,683

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $1,140,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.
ADR	American Depositary Receipt
CVR	Contingent Value Right

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index terminating on 2/23/09	$5,376,143	$(131,488)

Pharmaceuticals UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Healthcare—Products	7.8%
Holding Companies—Diversified	NM
Pharmaceuticals	21.7%
Other**	70.5%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Precious Metals UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Repurchase Agreements (103.6%)
	Principal Amount	Value
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $21,702,326 (Collateralized by $22,105,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $22,143,466)	$21,702,000	$21,702,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $35,267,588 (Collateralized by $35,969,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $35,973,384)	35,267,000	35,267,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $29,841,472 (Collateralized by $30,448,000 of various Federal Home Loan Mortgage Corp. Securities, 0.42%‡-0.47%‡, 2/18/09-3/20/09, market value $30,438,771)	29,841,000	29,841,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $12,173,193 (Collateralized by $12,425,000 of various U.S. Government Agency Obligations, 0.24%‡-0.41%‡, 3/2/09-4/15/09, market value $12,417,670)	12,173,000	12,173,000

TOTAL REPURCHASE AGREEMENTS (Cost $98,983,000)		98,983,000

TOTAL INVESTMENT SECURITIES (Cost $98,983,000)—103.6%		98,983,000
Net other assets (liabilities)—(3.6)%		(3,463,475)

NET ASSETS—100.0%		$95,519,525

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $30,200,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index terminating on 2/23/09	$143,165,469	$(2,548,381)

See accompanying notes to the financial statements.

PROFUNDS Real Estate UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks (59.1%)
	Shares	Value
Alexandria Real Estate Equities, Inc. (REIT)	1,552	$92,096
AMB Property Corp. (REIT)	4,947	79,746
American Campus Communities, Inc. (REIT)	2,134	45,604
Annaly Mortgage Management, Inc. (REIT)	26,966	408,265
Apartment Investment and Management Co.—Class A (REIT)	5,820	51,740
Avalonbay Communities, Inc. (REIT)	3,880	201,023
BioMed Realty Trust, Inc. (REIT)	3,977	43,906
Boston Properties, Inc. (REIT)	5,917	256,206
Brandywine Realty Trust (REIT)	4,462	26,638
BRE Properties, Inc.—Class A (REIT)	2,522	64,034
Brookfield Properties Corp.ADR (Real Estate)	10,185	54,897
Camden Property Trust (REIT)	2,619	69,037
CapitalSource, Inc. (Diversified Financial Services)	11,446	41,663
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	11,640	41,904
CBL & Associates Properties, Inc. (REIT)	3,298	13,423
Colonial Properties Trust (REIT)	2,134	15,685
Corporate Office Properties Trust (REIT)	2,619	69,089
Cousins Properties, Inc. (REIT)	2,037	19,576
DCT Industrial Trust, Inc. (REIT)	8,633	31,510
Developers Diversified Realty Corp. (REIT)	6,014	28,867
DiamondRock Hospitality Co. (REIT)	4,559	18,692
Digital Realty Trust, Inc. (REIT)	3,395	108,300
Douglas Emmett, Inc. (REIT)	5,432	50,518
Duke-Weeks Realty Corp. (REIT)	7,275	67,003
Entertainment Properties Trust (REIT)	1,649	37,350
Equity Lifestyle Properties, Inc. (REIT)	1,164	43,918
Equity Residential Properties Trust (REIT)	13,580	324,969
Essex Property Trust, Inc. (REIT)	1,358	89,696
Federal Realty Investment Trust (REIT)	2,910	147,333
FelCor Lodging Trust, Inc. (REIT)	3,104	4,501
First Industrial Realty Trust, Inc. (REIT)	2,231	12,137
Forest City Enterprises, Inc.—Class A (Real Estate)	3,298	22,294
Forestar Group, Inc.* (Real Estate)	1,649	18,386
Franklin Street Properties Corp. (REIT)	3,201	36,555
HCP, Inc. (REIT)	12,610	294,317
Health Care REIT, Inc. (REIT)	5,141	194,381
Healthcare Realty Trust, Inc. (REIT)	2,910	48,044
Highwoods Properties, Inc. (REIT)	3,201	72,215
Home Properties, Inc. (REIT)	1,649	59,183
Hospitality Properties Trust (REIT)	4,656	62,484
Host Marriott Corp. (REIT)	26,093	140,380
HRPT Properties Trust (REIT)	11,252	35,781
iStar Financial, Inc. (REIT)	6,499	6,824
Jones Lang LaSalle, Inc. (Real Estate)	1,746	41,223
Kilroy Realty Corp. (REIT)	1,649	37,696
Kimco Realty Corp. (REIT)	11,543	165,988
LaSalle Hotel Properties (REIT)	2,037	16,968
Lexington Corporate Properties Trust (REIT)	3,880	17,188
Liberty Property Trust (REIT)	4,947	98,940
Mack-Cali Realty Corp. (REIT)	3,298	67,015
Maguire Properties, Inc.* (REIT)	1,843	3,833
MFA Financial, Inc. (REIT)	10,379	59,472

Common Stocks, continued
	Shares	Value
Mid-America Apartment Communities, Inc. (REIT)	1,455	$42,981
National Retail Properties, Inc. (REIT)	3,880	55,988
Nationwide Health Properties, Inc. (REIT)	4,947	126,297
Newcastle Investment Corp. (REIT)	2,619	1,388
OMEGA Healthcare Investors, Inc. (REIT)	4,074	59,603
Pennsylvania REIT (REIT)	2,037	9,024
Plum Creek Timber Co., Inc. (Forest Products & Paper)	8,342	256,683
Post Properties, Inc. (REIT)	2,231	29,204
Potlatch Corp. (Forest Products & Paper)	1,940	48,869
ProLogis (REIT)	13,289	133,023
Public Storage, Inc. (REIT)	6,402	396,092
RAIT Financial Trust (REIT)	3,007	5,202
Rayonier, Inc. (Forest Products & Paper)	3,880	114,227
Realty Income Corp. (REIT)	5,238	100,936
Redwood Trust, Inc. (REIT)	2,522	32,004
Regency Centers Corp. (REIT)	3,492	123,268
Senior Housing Properties Trust (REIT)	5,723	92,598
Simon Property Group, Inc. (REIT)	11,155	479,442
SL Green Realty Corp. (REIT)	2,813	44,192
St. Joe Co.* (Real Estate)	4,559	109,644
Strategic Hotels & Resorts, Inc. (REIT)	3,686	5,050
Sunstone Hotel Investors, Inc. (REIT)	2,425	10,452
Tanger Factory Outlet Centers, Inc. (REIT)	1,552	47,026
Taubman Centers, Inc. (REIT)	2,619	51,987
The Macerich Co. (REIT)	3,783	55,761
UDR, Inc. (REIT)	6,790	79,647
Ventas, Inc. (REIT)	7,178	200,051
Vornado Realty Trust (REIT)	7,178	364,714
Washington REIT (REIT)	2,522	60,049
Weingarten Realty Investors (REIT)	4,074	65,958

TOTAL COMMON STOCKS (Cost $7,459,398)		7,259,853

Repurchase Agreements (57.2%)
	Principal Amount
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,538,023 (Collateralized by $1,575,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $1,577,741)	$1,538,000	1,538,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $2,499,042 (Collateralized by $2,550,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $2,550,311)	2,499,000	2,499,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $2,114,033 (Collateralized by $2,159,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $2,157,256)	2,114,000	2,114,000

See accompanying notes to the financial statements.

PROFUNDS Real Estate UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Repurchase Agreements, continued
	Principal Amount	Value
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $866,014 (Collateralized by $884,000 Federal National Mortgage Association, 0.28%‡, 3/16/09, market value $883,720)	$866,000	$866,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,017,000)		7,017,000

TOTAL INVESTMENT SECURITIES (Cost $14,476,398)—116.3%		14,276,853
Net other assets (liabilities)—(16.3)%		(2,003,357)

NET ASSETS—100.0%		$12,273,496

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $3,900,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index terminating on 2/23/09	$11,145,881	$(1,603,910)

Real Estate UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Diversified Financial Services	0.3%
Forest Products & Paper	3.4%
REIT	53.1%
Real Estate	2.3%
Other**	40.9%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Semiconductor UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks (61.6%)
	Shares	Value
Actel Corp.* (Semiconductors)	232	$2,093
Advanced Micro Devices, Inc.* (Semiconductors)	5,568	12,194
Altera Corp. (Semiconductors)	3,016	46,386
Amkor Technology, Inc.* (Semiconductors)	1,044	2,422
Analog Devices, Inc. (Semiconductors)	2,900	57,942
Applied Materials, Inc. (Semiconductors)	13,572	127,170
Applied Micro Circuits Corp.* (Semiconductors)	696	2,784
Atheros Communications* (Telecommunications)	580	6,966
Atmel Corp.* (Semiconductors)	4,524	15,110
Broadcom Corp.—Class A* (Semiconductors)	4,524	71,705
Brooks Automation, Inc.* (Semiconductors)	580	2,651
Cabot Microelectronics Corp.* (Chemicals)	232	5,280
Cirrus Logic, Inc.* (Semiconductors)	580	1,636
Cohu, Inc. (Semiconductors)	232	2,315
Cree Research, Inc.* (Semiconductors)	812	16,183
Cymer, Inc.* (Electronics)	348	7,099
Cypress Semiconductor Corp.* (Semiconductors)	1,508	6,801
DSP Group, Inc.* (Semiconductors)	232	1,510
Entegris, Inc.* (Semiconductors)	1,160	1,612
Exar Corp.* (Semiconductors)	348	2,356
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,276	5,806
FormFactor, Inc.* (Semiconductors)	464	7,220
Integrated Device Technology, Inc.* (Semiconductors)	1,740	9,988
Intel Corp. (Semiconductors)	56,028	722,761
InterDigital, Inc.* (Telecommunications)	464	15,001
International Rectifier Corp.* (Semiconductors)	696	9,480
Intersil Corp.—Class A (Semiconductors)	1,276	11,880
KLA-Tencor Corp. (Semiconductors)	1,740	34,870
Kulicke & Soffa Industries, Inc.* (Semiconductors)	580	887
Lam Research Corp.* (Semiconductors)	1,276	25,788
Lattice Semiconductor Corp.* (Semiconductors)	1,160	1,786
Linear Technology Corp. (Semiconductors)	2,088	48,901
LSI Logic Corp.* (Semiconductors)	6,380	20,288
Marvell Technology Group, Ltd.ADR* (Semiconductors)	4,872	35,517
Maxim Integrated Products, Inc. (Semiconductors)	3,248	42,971
MEMC Electronic Materials, Inc.* (Semiconductors)	2,320	31,552
Micrel, Inc. (Semiconductors)	464	3,526
Microchip Technology, Inc. (Semiconductors)	1,856	35,208
Micron Technology, Inc.* (Semiconductors)	7,656	28,480
Microsemi Corp.* (Semiconductors)	812	6,821
National Semiconductor Corp. (Semiconductors)	2,320	23,525
Novellus Systems, Inc.* (Semiconductors)	1,044	14,397
NVIDIA Corp.* (Semiconductors)	5,568	44,266
OmniVision Technologies, Inc.* (Semiconductors)	464	3,104
ON Semiconductor Corp.* (Semiconductors)	4,060	16,930
PMC-Sierra, Inc.* (Semiconductors)	2,204	10,733
Rambus, Inc.* (Semiconductors)	1,044	9,459
RF Micro Devices, Inc.* (Telecommunications)	2,436	2,631
SanDisk Corp.* (Computers)	2,204	25,192
Semtech Corp.* (Semiconductors)	580	6,815
Silicon Image, Inc.* (Semiconductors)	696	2,554
Silicon Laboratories, Inc.* (Semiconductors)	464	10,686
Skyworks Solutions, Inc.* (Semiconductors)	1,624	7,016
Teradyne, Inc.* (Semiconductors)	1,740	8,369
Tessera Technologies, Inc.* (Semiconductors)	464	5,457

Common Stocks, continued
	Shares	Value
Texas Instruments, Inc. (Semiconductors)	13,108	$195,965
TriQuint Semiconductor, Inc.* (Semiconductors)	1,392	2,812
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	696	13,252
Xilinx, Inc. (Semiconductors)	2,784	46,910
Zoran Corp.* (Semiconductors)	580	3,445

TOTAL COMMON STOCKS (Cost $1,653,442)		1,944,464

Repurchase Agreements (35.0%)
	Principal Amount
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $242,004 (Collateralized by $250,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $250,435)	$242,000	242,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $394,007 (Collateralized by $403,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $403,049)	394,000	394,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $333,005 (Collateralized by $341,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $340,725)	333,000	333,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $138,002 (Collateralized by $140,834 Federal National Mortgage Association, 0.42%‡, 3/19/09, market value $140,760)	138,000	138,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,107,000)		1,107,000

TOTAL INVESTMENT SECURITIES (Cost $2,760,442)—96.6%		3,051,464
Net other assets (liabilities)—3.4%		107,533

NET ASSETS—100.0%		$3,158,997

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $750,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Semiconductors Index terminating on 2/23/09	$2,789,945	$(214,370)

See accompanying notes to the financial statements.

PROFUNDS Semiconductor UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Semiconductor UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Chemicals	0.2%
Computers	0.8%
Electronics	0.2%
Semiconductors	59.6%
Telecommunications	0.8%
Other**	38.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS Technology UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks (55.7%)
	Shares	Value
3Com Corp.* (Telecommunications)	1,305	$3,041
ACI Worldwide, Inc.* (Software)	145	2,464
Actel Corp.* (Semiconductors)	145	1,308
Adaptec, Inc.* (Telecommunications)	290	809
ADC Telecommunications, Inc.* (Telecommunications)	290	1,470
Adobe Systems, Inc.* (Software)	1,595	30,799
ADTRAN, Inc. (Telecommunications)	145	2,197
Advanced Micro Devices, Inc.* (Semiconductors)	1,740	3,811
Akamai Technologies, Inc.* (Internet)	580	7,818
Altera Corp. (Semiconductors)	870	13,381
Amdocs, Ltd.ADR* (Telecommunications)	580	9,814
American Tower Corp.* (Telecommunications)	1,160	35,194
Amkor Technology, Inc.* (Semiconductors)	290	673
Analog Devices, Inc. (Semiconductors)	870	17,383
ANSYS, Inc.* (Software)	290	7,209
Apple Computer, Inc.* (Computers)	2,755	248,308
Applied Materials, Inc. (Semiconductors)	4,060	38,042
Applied Micro Circuits Corp.* (Semiconductors)	145	580
Ariba, Inc.* (Internet)	290	2,216
Arris Group, Inc.* (Telecommunications)	435	3,097
Atheros Communications* (Telecommunications)	145	1,741
Atmel Corp.* (Semiconductors)	1,450	4,843
Autodesk, Inc.* (Software)	725	12,006
Avocent Corp.* (Internet)	145	2,081
BMC Software, Inc.* (Software)	580	14,691
Brightpoint, Inc.* (Distribution/Wholesale)	145	679
Broadcom Corp.—Class A* (Semiconductors)	1,305	20,684
Brocade Communications Systems, Inc.* (Computers)	1,160	4,420
Brooks Automation, Inc.* (Semiconductors)	145	663
CA, Inc. (Software)	1,305	23,477
CACI International, Inc.—Class A* (Computers)	145	6,547
Cadence Design Systems, Inc.* (Computers)	725	2,741
Cerner Corp.* (Software)	145	4,889
Check Point Software Technologies, Ltd.ADR* (Internet)	580	13,149
Ciena Corp.* (Telecommunications)	290	1,810
Cirrus Logic, Inc.* (Semiconductors)	145	409
Cisco Systems, Inc.* (Telecommunications)	18,125	271,331
Citrix Systems, Inc.* (Software)	580	12,203
Cognizant Technology Solutions Corp.* (Computers)	870	16,295
Computer Sciences Corp.* (Computers)	435	16,025
Compuware Corp.* (Software)	725	4,713
Comtech Telecommunications Corp.* (Telecommunications)	145	5,626
Concur Technologies, Inc.* (Software)	145	3,580
Corning, Inc. (Telecommunications)	4,785	48,376
Cree Research, Inc.* (Semiconductors)	290	5,780
Crown Castle International Corp.* (Telecommunications)	725	14,152
CSG Systems International, Inc.* (Software)	145	2,103
Cymer, Inc.* (Electronics)	145	2,958
Cypress Semiconductor Corp.* (Semiconductors)	435	1,962
Dell, Inc.* (Computers)	5,365	50,967
Diebold, Inc. (Computers)	145	3,593
Digital River, Inc.* (Internet)	145	3,592
DST Systems, Inc.* (Computers)	145	4,607

Common Stocks, continued
	Shares	Value
Dycom Industries, Inc.* (Engineering & Construction)	145	$987
EarthLink, Inc.* (Internet)	290	2,184
Echostar Holding Corp.* (Telecommunications)	145	2,184
Electronics for Imaging, Inc.* (Computers)	145	1,289
EMC Corp.* (Computers)	6,235	68,834
Emulex Corp.* (Semiconductors)	290	1,656
Entegris, Inc.* (Semiconductors)	290	403
Equinix, Inc.* (Internet)	145	7,736
Exar Corp.* (Semiconductors)	145	982
Extreme Networks, Inc.* (Telecommunications)	290	513
F5 Networks, Inc.* (Internet)	290	6,429
Fair Isaac Corp. (Software)	145	1,842
Fairchild Semiconductor International, Inc.* (Semiconductors)	435	1,979
Finisar Corp.* (Telecommunications)	1,305	666
FormFactor, Inc.* (Semiconductors)	145	2,256
Gartner Group, Inc.* (Commercial Services)	145	2,053
Google, Inc.—Class A* (Internet)	725	245,434
Harmonic, Inc.* (Telecommunications)	290	1,494
Harris Corp. (Telecommunications)	435	18,831
Hewlett-Packard Co. (Computers)	7,540	262,015
IAC/InterActiveCorp* (Internet)	145	2,132
Imation Corp. (Computers)	145	1,412
Informatica Corp.* (Software)	290	3,700
Infospace, Inc.* (Internet)	145	1,161
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	435	5,337
Insight Enterprises, Inc.* (Retail)	145	751
Integrated Device Technology, Inc.* (Semiconductors)	580	3,329
Intel Corp. (Semiconductors)	17,110	220,719
InterDigital, Inc.* (Telecommunications)	145	4,688
Intermec, Inc.* (Machinery—Diversified)	145	1,801
International Business Machines Corp. (Computers)	4,205	385,388
International Rectifier Corp.* (Semiconductors)	290	3,950
Intersil Corp.—Class A (Semiconductors)	435	4,050
Interwoven, Inc.* (Internet)	145	2,287
Intuit, Inc.* (Software)	870	19,705
j2 Global Communications, Inc.* (Internet)	145	2,839
JDA Software Group, Inc.* (Software)	145	1,624
JDS Uniphase Corp.* (Telecommunications)	725	2,632
Juniper Networks, Inc.* (Telecommunications)	1,595	22,585
KLA-Tencor Corp. (Semiconductors)	580	11,623
Kulicke & Soffa Industries, Inc.* (Semiconductors)	145	222
Lam Research Corp.* (Semiconductors)	435	8,791
Lattice Semiconductor Corp.* (Semiconductors)	290	447
Lexmark International, Inc.—Class A* (Computers)	290	6,867
Linear Technology Corp. (Semiconductors)	580	13,584
LSI Logic Corp.* (Semiconductors)	2,030	6,455
Macrovision Solutions Corp.* (Entertainment)	290	3,802
Marvell Technology Group, Ltd.ADR* (Semiconductors)	1,450	10,571
Maxim Integrated Products, Inc. (Semiconductors)	1,015	13,428
McAfee, Inc.* (Internet)	435	13,263
MEMC Electronic Materials, Inc.* (Semiconductors)	725	9,860
Mentor Graphics Corp.* (Computers)	290	1,351

See accompanying notes to the financial statements.

PROFUNDS Technology UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks, continued
	Shares	Value
Micrel, Inc. (Semiconductors)	145	$1,102
Microchip Technology, Inc. (Semiconductors)	580	11,003
Micron Technology, Inc.* (Semiconductors)	2,320	8,630
Micros Systems, Inc.* (Computers)	290	4,176
Microsemi Corp.* (Semiconductors)	290	2,436
Microsoft Corp. (Software)	24,360	416,556
Motorola, Inc. (Telecommunications)	6,525	28,906
National Semiconductor Corp. (Semiconductors)	725	7,352
NCR Corp.* (Computers)	435	5,459
NetApp, Inc.* (Computers)	1,015	15,052
Novell, Inc.* (Software)	1,015	3,756
Novellus Systems, Inc.* (Semiconductors)	290	3,999
Nuance Communications, Inc.* (Software)	580	5,719
NVIDIA Corp.* (Semiconductors)	1,740	13,833
Omniture, Inc.* (Commercial Services)	290	2,636
OmniVision Technologies, Inc.* (Semiconductors)	145	970
ON Semiconductor Corp.* (Semiconductors)	1,305	5,442
Oracle Corp.* (Software)	12,035	202,549
Palm, Inc.* (Computers)	290	2,224
Parametric Technology Corp.* (Software)	290	2,610
Perot Systems Corp.—Class A* (Computers)	290	3,767
Pitney Bowes, Inc. (Office/Business Equipment)	580	12,911
Plantronics, Inc. (Telecommunications)	145	1,472
PMC-Sierra, Inc.* (Semiconductors)	725	3,531
Polycom, Inc.* (Telecommunications)	290	4,075
Progress Software Corp.* (Software)	145	2,474
QLogic Corp.* (Semiconductors)	435	4,924
Qualcomm, Inc. (Telecommunications)	5,075	175,341
Quest Software, Inc.* (Software)	290	3,616
Rambus, Inc.* (Semiconductors)	290	2,627
Red Hat, Inc.* (Software)	580	8,497
RF Micro Devices, Inc.* (Telecommunications)	725	783
S1 Corp.* (Internet)	145	967
SAIC, Inc.* (Commercial Services)	580	11,449
Salesforce.com, Inc.* (Software)	290	7,717
SanDisk Corp.* (Computers)	725	8,287
SAVVIS, Inc.* (Telecommunications)	145	925
SBA Communications Corp.—Class A* (Telecommunications)	290	5,771
Seagate TechnologyADR (Computers)	1,450	5,496
Seagate Technology, Inc. Escrowed Shares*(a) (Computers)	126	0
Semtech Corp.* (Semiconductors)	145	1,704
Silicon Image, Inc.* (Semiconductors)	290	1,064
Silicon Laboratories, Inc.* (Semiconductors)	145	3,339
Skyworks Solutions, Inc.* (Semiconductors)	435	1,879
Solera Holdings, Inc.* (Software)	145	3,493
SONICWALL, Inc.* (Internet)	145	510
Sonus Networks, Inc.* (Telecommunications)	870	1,148
SRA International, Inc.—Class A* (Computers)	145	2,368
Sun Microsystems, Inc.* (Computers)	2,320	9,651
Sybase, Inc.* (Software)	290	7,920
Sycamore Networks, Inc.* (Telecommunications)	580	1,363
Symantec Corp.* (Internet)	2,610	40,011
Synopsys, Inc.* (Computers)	435	8,048
Tech Data Corp.* (Distribution/Wholesale)	145	2,626
Tekelec* (Telecommunications)	145	1,801
Tellabs, Inc.* (Telecommunications)	1,160	4,791
Teradata Corp.* (Computers)	580	7,615
Teradyne, Inc.* (Semiconductors)	580	2,790

Common Stocks, continued
	Shares	Value
Tessera Technologies, Inc.* (Semiconductors)	145	$1,705
Texas Instruments, Inc. (Semiconductors)	3,915	58,529
Tibco Software, Inc.* (Internet)	580	3,103
TriQuint Semiconductor, Inc.* (Semiconductors)	435	879
Unisys Corp.* (Computers)	1,015	761
United Online, Inc. (Internet)	290	1,775
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	290	5,522
VeriFone Holdings, Inc.* (Software)	290	1,343
VeriSign, Inc.* (Internet)	580	11,200
VMware, Inc.—Class A* (Software)	145	3,002
Websense, Inc.* (Internet)	145	1,624
Western Digital Corp.* (Computers)	725	10,643
Wind River Systems, Inc.* (Software)	290	2,311
Xerox Corp. (Office/Business Equipment)	2,610	17,330
Xilinx, Inc. (Semiconductors)	870	14,659
Yahoo!, Inc.* (Internet)	3,915	45,923
Zoran Corp.* (Semiconductors)	145	861

TOTAL COMMON STOCKS (Cost $3,476,815)		3,724,759

Repurchase Agreements (50.9%)
	Principal Amount
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $745,011 (Collateralized by $760,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $761,323)	$745,000	745,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,211,020 (Collateralized by $1,237,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $1,237,151)	1,211,000	1,211,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,025,016 (Collateralized by $1,047,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $1,046,154)	1,025,000	1,025,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $421,007 (Collateralized by $429,645 Federal National Mortgage Association, 0.42%‡, 3/19/09, market value $429,420)	421,000	421,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,402,000)		3,402,000

TOTAL INVESTMENT SECURITIES (Cost $6,878,815)—106.6%		7,126,759
Net other assets (liabilities)—(6.6)%		(438,909)

NET ASSETS—100.0%		$6,687,850

*	Non-income producing security
(a)	Security delisted or issuer in bankruptcy.

See accompanying notes to the financial statements.

PROFUNDS Technology UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $1,700,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Technology Index terminating on 2/23/09	$6,319,375	$(420,312)

Technology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Commercial Services	0.2%
Computers	17.5%
Distribution/Wholesale	0.1%
Electronics	0.1%
Engineering & Construction	NM
Entertainment	0.1%
Internet	6.1%
Machinery—Diversified	NM
Office/Business Equipment	0.5%
Retail	NM
Semiconductors	8.8%
Software	12.3%
Telecommunications	10.0%
Other**	44.3%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Telecommunications UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks (59.9%)
	Shares	Value
AT&T, Inc. (Telecommunications)	20,507	$504,882
CenturyTel, Inc. (Telecommunications)	639	17,342
Cincinnati Bell, Inc.* (Telecommunications)	1,420	1,974
Embarq Corp. (Telecommunications)	852	30,433
Frontier Communications Corp. (Telecommunications)	1,917	15,547
Leap Wireless International, Inc.* (Telecommunications)	284	7,157
Leucadia National Corp.* (Holding Companies—Diversified)	1,065	16,955
Level 3 Communications, Inc.* (Telecommunications)	9,940	9,940
MetroPCS Communications, Inc.* (Telecommunications)	1,491	20,263
NII Holdings, Inc.—Class B* (Telecommunications)	994	19,284
Qwest Communications International, Inc. (Telecommunications)	8,591	27,663
RCN Corp.* (Telecommunications)	213	784
Sprint Nextel Corp.* (Telecommunications)	17,182	41,752
TeleCorp PCS, Inc.—Class A Escrowed Shares*(a) (Telecommunications)	140	0
Telephone & Data Systems, Inc. (Telecommunications)	355	10,831
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	284	7,696
tw telecom, Inc.* (Telecommunications)	923	7,061
US Cellular Corp.* (Telecommunications)	71	2,978
Verizon Communications, Inc. (Telecommunications)	17,279	516,124
Virgin Media, Inc. (Telecommunications)	1,775	8,059
Windstream Corp. (Telecommunications)	2,698	23,419

TOTAL COMMON STOCKS (Cost $1,130,168)		1,290,144

Repurchase Agreements (21.0%)
	Principal Amount
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $98,001 (Collateralized by $105,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $105,183)	$98,000	98,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $159,003 (Collateralized by $163,000 of various Federal National Mortgage Association Securities, 0.35%‡-1.24%, 4/27/09-7/13/10, market value $162,993)	159,000	159,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $135,002 (Collateralized by $139,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $138,888)	135,000	135,000

Repurchase Agreements, continued
	Principal Amount	Value
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $59,001 (Collateralized by $59,965 of various Federal National Mortgage Association Securities, 0.42%‡-4.15%, 3/19/09-1/13/12, market value $60,331)	$59,000	$59,000

TOTAL REPURCHASE AGREEMENTS (Cost $451,000)		451,000

TOTAL INVESTMENT SECURITIES (Cost $1,581,168)—80.9%		1,741,144
Net other assets (liabilities)—19.1%		412,147

NET ASSETS—100.0%		$2,153,291

*	Non-income producing security
(a)	Security delisted or issuer in bankruptcy.
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2008, the aggregate amount held in a segregated account was $370,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Index terminating on 2/23/09	$1,932,675	$(66,352)

Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Holding Companies—Diversified	0.8%
Telecommunications	59.1%
Other**	40.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS Utilities UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Common Stocks (63.3%)
	Shares	Value
AGL Resources, Inc. (Gas)	1,305	$40,233
Allegheny Energy, Inc. (Electric)	2,958	98,324
ALLETE, Inc. (Electric)	435	13,528
Alliant Energy Corp. (Electric)	1,914	55,181
Ameren Corp. (Electric)	3,654	121,495
American Electric Power, Inc. (Electric)	7,047	220,923
American Water Works Co., Inc. (Water)	1,044	22,112
Aqua America, Inc. (Water)	2,349	48,718
Atmos Energy Corp. (Gas)	1,566	38,445
Avista Corp. (Electric)	957	18,221
Black Hills Corp. (Electric)	696	18,444
Calpine Corp.* (Electric)	6,351	47,061
CenterPoint Energy, Inc. (Electric)	5,307	71,008
Cleco Corp. (Electric)	1,044	23,855
CMS Energy Corp. (Electric)	3,915	46,001
Consolidated Edison, Inc. (Electric)	4,785	194,989
Constellation Energy Group, Inc. (Electric)	3,132	82,372
Covanta Holding Corp.* (Energy—Alternate Sources)	2,175	37,606
Dominion Resources, Inc. (Electric)	10,266	361,158
DPL, Inc. (Electric)	2,001	43,122
DTE Energy Co. (Electric)	2,871	99,049
Duke Energy Corp. (Electric)	22,098	334,785
Dynegy, Inc.—Class A* (Electric)	8,787	18,541
Edison International (Electric)	5,307	172,849
El Paso Electric Co.* (Electric)	783	12,951
Energen Corp. (Gas)	1,131	33,037
Entergy Corp. (Electric)	3,306	252,446
Equitable Resources, Inc. (Pipelines)	2,262	77,428
Exelon Corp. (Electric)	11,658	632,097
FirstEnergy Corp. (Electric)	5,394	269,646
FPL Group, Inc. (Electric)	6,612	340,849
Great Plains Energy, Inc. (Electric)	2,088	39,818
Hawaiian Electric Industries, Inc. (Electric)	1,566	33,951
IDACORP, Inc. (Electric)	783	22,793
Integrys Energy Group, Inc. (Electric)	1,305	54,484
ITC Holdings Corp. (Electric)	870	36,523
Mirant Corp.* (Electric)	2,784	47,801
National Fuel Gas Co. (Pipelines)	1,218	36,491
New Jersey Resources Corp. (Gas)	696	27,903
Nicor, Inc. (Gas)	783	26,786
NiSource, Inc. (Electric)	4,785	46,319
Northeast Utilities System (Electric)	2,784	66,259
Northwest Natural Gas Co. (Gas)	435	18,679
NorthWestern Corp. (Electric)	609	14,744
NRG Energy, Inc.* (Electric)	4,089	95,519
NSTAR (Electric)	1,914	64,731
NV Energy, Inc. (Electric)	4,089	43,875
ONEOK, Inc. (Gas)	1,740	50,843
Pepco Holdings, Inc. (Electric)	3,828	68,177
PG&E Corp. (Electric)	6,351	245,593
Piedmont Natural Gas Co., Inc. (Gas)	1,218	31,558
Pinnacle West Capital Corp. (Electric)	1,740	58,238
PNM Resources, Inc. (Electric)	1,392	13,976
Portland General Electric Co. (Electric)	1,131	21,998
PPL Corp. (Electric)	6,525	200,056
Progress Energy, Inc. (Electric)	4,611	178,538
Public Service Enterprise Group, Inc. (Electric)	8,961	282,899
Puget Energy, Inc. (Electric)	2,088	61,387
Questar Corp. (Pipelines)	3,045	103,469

Common Stocks, continued
	Shares	Value
Reliant Resources, Inc.* (Electric)	6,090	$30,998
SCANA Corp. (Electric)	1,827	62,648
Sempra Energy (Gas)	4,002	175,448
Southern Co. (Electric)	13,572	453,983
Southern Union Co. (Gas)	1,827	23,550
Southwest Gas Corp. (Gas)	783	20,170
Spectra Energy Corp. (Pipelines)	10,875	157,796
TECO Energy, Inc. (Electric)	3,480	41,795
The AES Corp.* (Electric)	11,745	92,903
UGI Corp. (Gas)	1,914	48,558
Unisource Energy Corp. (Electric)	609	17,198
Vectren Corp. (Gas)	1,392	35,900
Westar Energy, Inc. (Electric)	1,914	38,433
WGL Holdings, Inc. (Gas)	870	27,927
Wisconsin Energy Corp. (Electric)	2,088	93,083
Xcel Energy, Inc. (Electric)	7,917	146,148

TOTAL COMMON STOCKS (Cost $5,465,400)		7,306,420

Repurchase Agreements (34.3%)
	Principal Amount
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $869,013 (Collateralized by $890,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $891,549)	$869,000	869,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,412,024 (Collateralized by $1,441,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $1,441,176)	1,412,000	1,412,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,195,019 (Collateralized by $1,221,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $1,220,014)	1,195,000	1,195,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $490,008 (Collateralized by $500,062 Federal National Mortgage Association, 0.42%‡, 3/19/09, market value $499,800)	490,000	490,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,966,000)		3,966,000

TOTAL INVESTMENT SECURITIES (Cost $9,431,400)—97.6%		11,272,420
Net other assets (liabilities)—2.4%		271,482

NET ASSETS—100.0%		$11,543,902

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $2,100,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.

See accompanying notes to the financial statements.

PROFUNDS Utilities UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Utilities Index terminating on 2/23/09	$9,976,318	$(169,106)

Utilities UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Electric	54.1%
Energy—Alternate Sources	0.3%
Gas	5.0%
Pipelines	3.3%
Water	0.6%
Other**	36.7%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS Short Oil & Gas ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Repurchase Agreements (96.6%)
	Principal Amount	Value
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $845,013 (Collateralized by $865,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $866,505)	$845,000	$845,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,374,023 (Collateralized by $1,402,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $1,402,171)	1,374,000	1,374,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,162,018 (Collateralized by $1,188,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $1,187,040)	1,162,000	1,162,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $477,008 (Collateralized by $486,670 of various Federal National Mortgage Association Securities, 0.28%‡-0.42%‡, 3/16/09-3/19/09, market value $486,540)	477,000	477,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,858,000)		3,858,000

TOTAL INVESTMENT SECURITIES (Cost $3,858,000)—96.6%		3,858,000
Net other assets (liabilities)—3.4%		137,482

NET ASSETS—100.0%		$3,995,482

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $980,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index terminating on 2/23/09	$(3,986,841)	$25,927

See accompanying notes to the financial statements.

PROFUNDS Short Precious Metals ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Repurchase Agreements (148.1%)
	Principal Amount	Value
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,404,021 (Collateralized by $1,435,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $1,437,497)	$1,404,000	$1,404,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $2,282,038 (Collateralized by $2,328,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $2,328,284)	2,282,000	2,282,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,930,031 (Collateralized by $1,971,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $1,969,408)	1,930,000	1,930,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $791,013 (Collateralized by $807,579 of various Federal National Mortgage Association Securities, 0.28%‡-0.42%‡, 3/16/09-3/19/09, market value $807,276)	791,000	791,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,407,000)		6,407,000

TOTAL INVESTMENT SECURITIES (Cost $6,407,000)—148.1%		6,407,000
Net other assets (liabilities)—(48.1)%		(2,081,621)

NET ASSETS—100.0%		$4,325,379

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $1,800,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index terminating on 2/23/09	$(4,332,055)	$(240,170)

See accompanying notes to the financial statements.

PROFUNDS Short Real Estate ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Repurchase Agreements (94.9%)
	Principal Amount	Value
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $6,417,096 (Collateralized by $6,540,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $6,551,381)	$6,417,000	$6,417,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $10,428,174 (Collateralized by $10,636,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $10,637,296)	10,428,000	10,428,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $8,824,140 (Collateralized by $9,019,000 of various U.S. Government Agency Obligations, 0.42%‡-0.72%‡, 3/20/09-12/1/09, market value $9,001,310)	8,824,000	8,824,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $3,602,057 (Collateralized by $3,676,000 of various U.S. Government Agency Obligations, 0.21%‡-0.28%‡, 2/27/09-3/16/09, market value $3,675,313)	3,602,000	3,602,000

TOTAL REPURCHASE AGREEMENTS (Cost $29,271,000)		29,271,000

TOTAL INVESTMENT SECURITIES (Cost $29,271,000)—94.9%		29,271,000
Net other assets (liabilities)—5.1%		1,569,713

NET ASSETS—100.0%		$30,840,713

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $7,700,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index terminating on 2/23/09	$(30,822,460)	$302,537

See accompanying notes to the financial statements.

PROFUNDS U.S. Government Plus ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

U.S. Treasury Obligations (89.5%)
	Principal Amount	Value
U.S. Treasury Bonds, 4.50%, 5/15/38+	$21,300,000	$24,774,563

TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,245,261)		24,774,563

Repurchase Agreements (10.6%)
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $643,010 (Collateralized by $660,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $661,149)	643,000	643,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,047,017 (Collateralized by $1,069,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $1,069,130)	1,047,000	1,047,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $885,014 (Collateralized by $905,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $904,269)	885,000	885,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $365,006 (Collateralized by $372,495 Federal National Mortgage Association, 0.42%‡, 3/19/09, market value $372,300)	365,000	365,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,940,000)		2,940,000

TOTAL INVESTMENT SECURITIES (Cost $25,185,261)—100.1%		27,714,563
Net other assets (liabilities)—(0.1)%		(22,366)

NET ASSETS—100.0%		$27,692,197

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $1,800,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
30-Year U.S. Treasury Bond Futures Contract expiring 3/31/09 (Underlying notional amount at value $1,774,500)	14	$(15,030)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (4.50% due 2/15/38) terminating on 2/23/09	$8,723,438	$(765,504)

See accompanying notes to the financial statements.

PROFUNDS Rising Rates Opportunity 10 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Repurchase Agreements (99.0%)
	Principal Amount	Value
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $13,315,200 (Collateralized by $13,560,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $13,583,596)	$13,315,000	$13,315,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $21,638,361 (Collateralized by $22,070,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $22,072,690)	21,638,000	21,638,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $18,309,290 (Collateralized by $18,690,000 of various U.S. Government Agency Obligations, 0.47%‡-0.72%‡, 2/18/09-12/1/09, market value $18,675,857)	18,309,000	18,309,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $7,470,118 (Collateralized by $7,624,000 of various U.S. Government Agency Obligations, 0.28%‡-0.31%‡, 3/16/09-3/27/09, market value $7,620,677)	7,470,000	7,470,000

TOTAL REPURCHASE AGREEMENTS (Cost $60,732,000)		60,732,000

Options Purchased(NM)
	Contracts
10-Year U.S. Treasury Note Call Option, exercise @ 162, expiring 5/22/09	50	480

TOTAL OPTIONS PURCHASED (Cost $910)		480

TOTAL INVESTMENT SECURITIES (Cost $60,732,910)—99.0%		60,732,480
Net other assets (liabilities)—1.0%		606,720

NET ASSETS—100.0%		$61,339,200

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $5,800,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures Contract 3/31/09 (Underlying notional amount at value $4,785,422)	39	$141,517
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Total Return Swap Agreement based on the 10-Year U.S. Treasury Note (3.75% due 11/15/18) terminating on 2/23/09	$(56,627,188)	$62,582

See accompanying notes to the financial statements.

PROFUNDS Rising Rates Opportunity ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Repurchase Agreements (98.4%)
	Principal Amount	Value
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $39,734,596 (Collateralized by $40,465,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $40,535,415)	$39,734,000	$39,734,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $64,569,076 (Collateralized by $65,853,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $65,861,026)	64,568,000	64,568,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $54,634,865 (Collateralized by $55,736,000 of various U.S. Government Agency Obligations, 0.20%‡-0.42%‡, 2/17/09-3/20/09, market value $55,726,894)	54,634,000	54,634,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $22,284,353 (Collateralized by $22,746,361 of various U.S. Government Agency Obligations, 0.21%‡-0.42%‡, 2/27/09-4/15/09, market value $22,730,676)	22,284,000	22,284,000

TOTAL REPURCHASE AGREEMENTS (Cost $181,220,000)		181,220,000

Options Purchased(NM)
	Contracts
30-Year U.S. Treasury Bond Call Option, exercise @ 202, expiring 5/22/09	200	1,919

TOTAL OPTIONS PURCHASED (Cost $3,639)		1,919

TOTAL INVESTMENT SECURITIES (Cost $181,223,639)—98.4%		181,221,919
Net other assets (liabilities)—1.6%		2,999,198

NET ASSETS—100.0%		$184,221,117

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $22,600,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
30-Year U.S. Treasury Bond Futures Contract expiring 3/31/09 (Underlying notional amount at value $16,097,250)	127	$1,259,777
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (4.50% due 2/15/38) terminating on 2/23/09	$(217,271,750)	$392,590

See accompanying notes to the financial statements.

PROFUNDS Rising U.S. Dollar ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Repurchase Agreements (91.2%)
	Principal Amount	Value
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $6,623,099 (Collateralized by $6,750,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $6,761,746)	$6,623,000	$6,623,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $10,763,179 (Collateralized by $10,978,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $10,979,338)	10,763,000	10,763,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $9,106,144 (Collateralized by $9,294,000 of various U.S. Government Agency Obligations, 0.35%‡-0.42%‡, 3/20/09-4/27/09, market value $9,288,986)	9,106,000	9,106,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $3,718,059 (Collateralized by $3,792,841 of various U.S. Government Agency Obligations, 0.24%‡-0.42%‡, 3/2/09-3/19/09, market value $3,793,161)	3,718,000	3,718,000

TOTAL REPURCHASE AGREEMENTS (Cost $30,210,000)		30,210,000

TOTAL INVESTMENT SECURITIES (Cost $30,210,000)—91.2%		30,210,000
Net other assets (liabilities)—8.8%		2,916,265

NET ASSETS—100.0%		$33,126,265

+

All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $1,300,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
U.S. Dollar Index Futures Contract expiring 3/18/09 (Underlying notional amount at value $28,495,500)	330	$831,016

At January 31, 2009 the Rising U.S. Dollar ProFund’s forward currency contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Sterling Pound vs. U.S. Dollar	2/6/09	398,910	$570,919	$577,966	$(7,047)
Canadian Dollar vs. U.S. Dollar	2/6/09	556,494	457,726	453,998	3,728
Euro vs. U.S. Dollar	2/6/09	2,049,670	2,679,534	2,623,745	55,789
Japanese Yen vs. U.S. Dollar	2/6/09	56,227,669	625,308	626,070	(762)
Swedish Krona vs. U.S. Dollar	2/6/09	1,730,458	214,942	206,958	7,984
Swiss Franc vs. U.S. Dollar	2/6/09	210,602	183,916	181,648	2,268

Total Short Contracts			$4,732,345	$4,670,385	$61,960

See accompanying notes to the financial statements.

PROFUNDS Falling U.S. Dollar ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

Repurchase Agreements (102.7%)
	Principal Amount	Value
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $4,054,061 (Collateralized by $4,135,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $4,142,196)	$4,054,000	$4,054,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $6,589,110 (Collateralized by $6,722,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $6,722,819)	6,589,000	6,589,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $5,575,088 (Collateralized by $5,692,000 of various U.S. Government Agency Obligations, 0.35%‡-0.42%‡, 3/20/09-4/27/09, market value $5,688,865)	5,575,000	5,575,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $2,278,036 (Collateralized by $2,324,901 of various U.S. Government Agency Obligations, 0.21%‡-0.42%‡, 2/27/09-3/19/09, market value $2,324,501)	2,278,000	2,278,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,496,000)		18,496,000

TOTAL INVESTMENT SECURITIES (Cost $18,496,000)—102.7%		18,496,000
Net other assets (liabilities)—(2.7)%		(486,044)

NET ASSETS—100.0%		$18,009,956

+

All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $1,531,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
U.S. Dollar Index Futures Contract expiring 3/18/09 (Underlying notional amount at value $15,111,250)	175	$(256,625)

At January 31, 2009 the Falling U.S. Dollar ProFund’s forward currency contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British Sterling Pound vs. U.S. Dollar	2/6/09	198,675	$284,343	$287,853	$3,510
Canadian Dollar vs. U.S. Dollar	2/6/09	308,312	253,592	251,526	(2,066)
Euro vs. U.S. Dollar	2/6/09	1,387,723	1,814,171	1,776,399	(37,772)
Japanese Yen vs. U.S. Dollar	2/6/09	36,815,440	409,424	409,923	499
Swedish Krona vs. U.S. Dollar	2/6/09	925,295	114,932	110,663	(4,269)
Swiss Franc vs. U.S. Dollar	2/6/09	193,830	169,269	167,182	(2,087)

Total Long Contracts			$3,045,731	$3,003,546	$(42,185)

See accompanying notes to the financial statements.

This Page Intentionally Left Blank

PROFUNDS

January 31, 2009

(unaudited)

Statements of Assets and Liabilities

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund
Assets:
Total Investment Securities, at cost	$41,547,565	$8,420,355	$45,530,859	$11,877,108

Securities, at value	36,053,708	3,615,196	28,754,372	11,429,255
Repurchase agreements, at value	9,577,000	5,031,000	17,385,000	4,265,000

Total Investment Securities, at value	45,630,708	8,646,196	46,139,372	15,694,255
Cash	10,352	89,355	45,003	294
Segregated cash balances with brokers for futures contracts	1,558,051	351,805	1,393,655	754,661
Dividends and interest receivable	273,811	4,530	39,350	3,111
Receivable for investments sold	10,676,614	9,522,245	29,722,588	11,960,780
Receivable for capital shares issued	944,144	89,679	72,570	162,031
Receivable from Advisor	—	—	—	—
Prepaid expenses	22,844	15,383	12,672	17,192

Total Assets	59,116,524	18,719,193	77,425,210	28,592,324

Liabilities:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	89,070	38,757	—
Payable for capital shares redeemed	11,798,641	13,316,279	41,957,791	13,462,642
Unrealized loss on swap agreements	—	186,092	273,932	—
Variation margin on futures contracts	239,063	55,692	286,771	86,132
Advisory fees payable	111,014	7,597	99,721	13,802
Management services fees payable	22,203	1,519	19,944	2,958
Administration fees payable	6,072	549	5,314	811
Distribution and services fees payable—Service Class	4,520	761	2,304	1,759
Trustee fees payable	65	3	36	6
Transfer agency fees payable	18,301	3,206	10,294	6,766
Fund accounting fees payable	12,752	1,153	11,160	1,704
Compliance services fees payable	3,089	148	1,694	297
Service fees payable	3,666	331	3,208	490
Other accrued expenses	201,918	12,798	103,230	40,450

Total Liabilities	12,421,304	13,675,198	42,814,156	13,617,817

Net Assets	$46,695,220	$5,043,995	$34,611,054	$14,974,507

Net Assets consist of:
Capital	$116,648,062	$7,421,000	$66,399,595	$29,715,335
Accumulated net investment income (loss)	(5,974)	(88,648)	(358,576)	(85,326)
Accumulated net realized gains (losses) on investments	(73,285,600)	(2,327,676)	(31,721,935)	(18,509,342)
Net unrealized appreciation (depreciation) on investments	3,338,732	20,298	291,970	3,853,840

Net Assets	$46,695,220	$5,043,995	$34,611,054	$14,974,507

Net Assets:
Investor Class	$42,571,525	$4,056,553	$28,937,255	$13,429,788
Service Class	4,123,695	987,443	5,673,799	1,544,719

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	1,139,733	154,571	1,150,393	316,552
Service Class	120,056	40,053	243,091	39,505

Net Asset Value (offering and redemption price per share):
Investor Class	$37.35	$26.24	$25.15	$42.43
Service Class	34.35	24.65	23.34	39.10

See accompanying notes to the financial statements.

Large- Cap Value ProFund	Large- Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small- Cap Value ProFund	Small- Cap Growth ProFund

$6,105,118	$29,221,106	$10,724,652	$4,276,224	$14,362,895	$4,065,199

6,896,424	29,371,545	11,111,812	4,776,861	15,082,213	4,509,593
28,000	116,000	—	39,000	—	—

6,924,424	29,487,545	11,111,812	4,815,861	15,082,213	4,509,593
1,728	574	—	652	—	—
—	—	—	—	—	—
51,550	14,962	17,764	1,411	23,452	1,514
—	2,375,158	1,196,041	—	5,833,053	28,860
107,300	108,934	4,219	1,222,976	32,739	956,704
—	—	—	—	—	1,439
13,714	13,252	12,562	12,871	14,153	11,837

7,098,716	32,000,425	12,342,398	6,053,771	20,985,610	5,509,947

—	—	32,782	—	126,631	14,509
102,979	—	—	1,236,728	—	973,876
12,201	2,600,700	1,135,904	5,400	5,778,602	1,223
—	—	—	—	—	—
—	—	—	—	—	—
7,872	15,318	11,131	2,673	6,526	—
1,575	3,064	2,226	534	1,305	—
510	810	526	146	733	208
2,002	2,839	2,082	1,419	2,261	1,027
8	4	3	1	6	3
4,584	3,883	3,608	1,636	3,634	1,534
1,072	1,700	1,104	307	1,540	437
389	208	145	70	289	128
308	489	318	88	443	126
40,500	28,038	25,539	56,350	43,435	15,187

174,000	2,657,053	1,215,368	1,305,352	5,965,405	1,008,258

$6,924,716	$29,343,372	$11,127,030	$4,748,419	$15,020,205	$4,501,689

$11,212,553	$38,547,442	$17,525,829	$22,647,754	$54,060,561	$9,955,531
29,162	(37,009)	(101,573)	(548,791)	(22,643)	(16,971)
(5,136,305)	(9,433,500)	(6,695,092)	(18,482,693)	(39,737,031)	(5,881,265)
819,306	266,439	387,160	539,637	719,318	444,394

$6,924,716	$29,343,372	$11,127,030	$4,748,419	$15,020,205	$4,501,689

$4,799,176	$26,081,846	$9,942,513	$1,862,128	$13,889,663	$2,452,976
2,125,540	3,261,526	1,184,517	2,886,291	1,130,542	2,048,713

194,853	1,008,394	386,680	79,908	539,663	101,570
89,749	133,966	49,541	134,458	46,950	91,375

$24.63	$25.86	$25.71	$23.30	$25.74	$24.15
23.68	24.35	23.91	21.47	24.08	22.42

See accompanying notes to the financial statements.

PROFUNDS

January 31, 2009

(unaudited)

Statements of Assets and Liabilities, continued

	Europe 30 ProFund	UltraBull ProFund	UltraMid- Cap ProFund	UltraSmall- Cap ProFund
Assets:
Total Investment Securities, at cost	$3,202,865	$69,035,076	$19,405,360	$30,725,560

Securities, at value	3,628,722	57,423,253	18,078,830	23,151,220
Repurchase agreements, at value	16,000	20,000,000	2,284,000	4,085,000

Total Investment Securities, at value	3,644,722	77,423,253	20,362,830	27,236,220
Cash	591	3,592	42,344	4,272
Segregated cash balances with brokers for futures contracts	—	5,208,483	4,917,117	1,846,190
Segregated cash balances with custodian for swap agreements	—	—	—	—
Dividends and interest receivable	10,357	104,614	14,040	16,367
Receivable for investments sold	117,002	—	—	59,200
Receivable for capital shares issued	1,944	3,686,426	1,368,769	1,990,509
Receivable from Administrator	1,855	—	—	—
Prepaid expenses	14,904	24,124	17,899	22,417

Total Assets	3,791,375	86,450,492	26,722,999	31,175,175

Liabilities:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	37,478	—
Payable for capital shares redeemed	96,297	1,667,484	554,925	694,470
Payable for closed swap positions	—	—	—	115,774
Unrealized loss on swap agreements	—	3,668,619	91,641	1,203,457
Variation margin on futures contracts	—	941,738	858,636	300,050
Advisory fees payable	2,678	60,567	16,864	22,623
Management services fees payable	535	12,113	3,373	4,525
Administration fees payable	182	3,307	921	1,236
Distribution and services fees payable—Service Class	515	9,147	1,797	2,185
Trustee fees payable	2	29	11	15
Transfer agency fees payable	2,030	20,799	7,156	11,336
Fund accounting fees payable	383	6,946	1,935	2,596
Compliance services fees payable	98	1,393	522	706
Service fees payable	110	1,997	556	746
Other accrued expenses	7,299	117,297	45,799	56,420

Total Liabilities	110,129	6,511,436	1,621,614	2,416,139

Net Assets	$3,681,246	$79,939,056	$25,101,385	$28,759,036

Net Assets consist of:
Capital	$10,301,170	$253,926,651	$79,749,471	$97,297,006
Accumulated net investment income (loss)	(5,241)	(62,902)	(139,228)	(354,230)
Accumulated net realized gains (losses) on investments	(7,056,540)	(176,810,220)	(54,907,547)	(63,461,247)
Net unrealized appreciation (depreciation) on investments	441,857	2,885,527	379,637	(4,744,468)

Net Assets	$3,681,246	$79,939,056	$25,101,385	$28,759,036

Net Assets:
Investor Class	$3,135,456	$70,729,663	$21,297,460	$27,223,083
Service Class	545,790	9,209,393	3,803,925	1,535,953

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	333,309	3,785,207	1,533,449	3,638,608
Service Class	56,508	535,736	294,157	222,929

Net Asset Value (offering and redemption price per share):
Investor Class	$9.41	$18.69	$13.89	$7.48
Service Class	9.66	17.19	12.93	6.89

See accompanying notes to the financial statements.

UltraDow 30 ProFund	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America ProFund	UltraChina ProFund

$12,344,888	$52,154,450	$6,812,000	$80,237,552	$20,869,840	$16,881,812

9,620,369	56,614,680	—	32,870,113	8,790,325	9,946,840
3,897,000	12,317,000	6,812,000	25,489,000	10,830,000	5,376,000

13,517,369	68,931,680	6,812,000	58,359,113	19,620,325	15,322,840
968	—	455	209	243	723
3,024,000	3,162,570	708,750	—	—	—
—	883,000	—	—	—	—
30,622	5,756	72	199,675	60,310	57
—	2,657,951	—	—	—	—
1,190,149	2,769,781	93,800	787,791	241,622	961,064
—	—	—	—	—	—
15,407	25,484	10,019	16,016	25,810	20,892

17,778,515	78,436,222	7,625,096	59,362,804	19,948,310	16,305,576

—	881,351	—	—	—	—
—	—	—	—	—	—
155,704	1,285,976	163,577	655,673	1,223,860	1,343,934
—	1,102,299	—	—	—	—
193,480	3,134,664	605,003	3,807,809	1,342,069	647,371
383,250	365,850	33,705	—	—	—
13,300	49,352	6,893	36,712	11,614	7,391
2,660	9,870	1,379	7,342	2,323	1,478
727	2,705	374	2,005	636	487
1,366	3,371	687	2,166	2,866	1,984
9	29	4	19	5	4
6,905	19,807	1,884	9,873	4,758	3,022
1,527	5,681	785	4,211	1,336	1,022
431	1,362	182	922	221	187
439	1,633	226	1,211	384	294
30,459	176,178	27,191	122,498	36,080	3,746

790,257	7,040,128	841,890	4,650,441	2,626,152	2,010,920

$16,988,258	$71,396,094	$6,783,206	$54,712,363	$17,322,158	$14,294,656

$47,917,920	$1,843,369,306	$40,198,961	$357,492,215	$58,264,059	$32,811,685
(5,647)	(251,664)	(54,974)	(86,312)	(39,131)	(23,161)
(31,724,193)	(1,785,238,277)	(32,439,422)	(277,007,292)	(38,311,186)	(16,287,525)
800,178	13,516,729	(921,359)	(25,686,248)	(2,591,584)	(2,206,343)

$16,988,258	$71,396,094	$6,783,206	$54,712,363	$17,322,158	$14,294,656

$15,513,509	$67,745,429	$6,420,887	$52,474,196	$13,555,605	$12,278,099
1,474,749	3,650,665	362,319	2,238,167	3,766,553	2,016,557

1,147,057	8,052,477	949,675	8,621,300	3,492,876	3,024,635
113,199	477,481	53,994	363,694	969,732	500,109

$13.52	$8.41	$6.76	$6.09	$3.88	$4.06
13.03	7.65	6.71	6.15	3.88	4.03

See accompanying notes to the financial statements.

PROFUNDS

January 31, 2009

(unaudited)

Statements of Assets and Liabilities, continued

	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short NASDAQ-100 ProFund
Assets:
Total Investment Securities, at cost	$12,254,000	$65,573,185	$19,715,511	$8,823,000

Securities, at value	—	2,005	505	—
Repurchase agreements, at value	12,254,000	65,568,000	19,714,000	8,823,000

Total Investment Securities, at value	12,254,000	65,570,005	19,714,505	8,823,000
Cash	612	597	572	262
Segregated cash balances with brokers for futures contracts	4,673,585	2,158,375	1,361,692	242,490
Interest receivable	130	697	210	94
Unrealized gain on swap agreements	—	1,116,387	—	123,848
Receivable for capital shares issued	1,045,596	1,156,352	7,923,003	1,182,918
Variation margin on futures contracts	—	323,438	187,202	26,550
Prepaid and other expenses	16,539	28,075	9,929	11,498

Total Assets	17,990,462	70,353,926	29,197,113	10,410,660

Liabilities:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	408,813	3,100,255	15,815	172,442
Payable for closed swap position	—	—	733,042	—
Unrealized loss on swap agreements	118,786	—	145,772	—
Variation margin on futures contracts	731,228	—	—	—
Advisory fees payable	13,880	45,220	10,710	5,578
Management services fees payable	2,313	9,044	2,142	1,116
Administration fees payable	628	2,488	589	358
Distribution and services fees payable—Service Class	515	3,892	1,458	634
Trustee fees payable	7	21	3	2
Transfer agency fees payable	3,951	9,932	2,823	2,437
Fund accounting fees payable	1,320	5,225	1,236	751
Compliance services fees payable	322	994	165	119
Service fees payable	379	1,502	355	216
Other accrued expenses	33,377	113,899	21,834	18,920

Total Liabilities	1,315,519	3,292,472	935,944	202,573

Net Assets	$16,674,943	$67,061,454	$28,261,169	$10,208,087

Net Assets consist of:
Capital	$130,883,040	$74,074,916	$75,384,547	$40,206,335
Accumulated net investment income (loss)	(158,905)	(325,251)	(75,681)	(30,066)
Accumulated net realized gains (losses) on investments	(111,530,157)	(8,722,626)	(47,920,524)	(30,143,658)
Net unrealized appreciation (depreciation) on investments	(2,519,035)	2,034,415	872,827	175,476

Net Assets	$16,674,943	$67,061,454	$28,261,169	$10,208,087

Net Assets:
Investor Class	$16,235,507	$62,491,103	$26,186,506	$9,130,281
Service Class	439,436	4,570,351	2,074,663	1,077,806

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	2,468,088	1,714,918	1,239,378	449,057
Service Class	70,504	121,999	92,223	53,024

Net Asset Value (offering and redemption price per share):
Investor Class	$6.58	$36.44	$21.13	$20.33
Service Class	6.23	37.46	22.50	20.33

See accompanying notes to the financial statements.

UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund

$168,337,775	$8,365,160	$20,859,077	$12,896,625	$56,476,000	$17,817,000

3,781	600	4,040	4,410	—	—
168,328,000	8,364,000	20,848,000	12,891,000	56,476,000	17,817,000

168,331,781	8,364,600	20,852,040	12,895,410	56,476,000	17,817,000
338	—	—	863	953	127
3,815,901	931,862	2,717,652	3,377,685	2,322,150	1,091,250
1,790	89	222	137	600	189
6,197,478	122,193	519,923	236,620	1,270,165	277,817
2,087,992	4,545,153	891,385	4,323,383	573,947	336,858
571,875	154,000	382,891	355,075	254,250	51,895
27,312	18,827	47,697	12,674	18,407	14,722

181,034,467	14,136,724	25,411,810	21,201,847	60,916,472	19,589,858

—	48	2,189	—	—	—
—	—	—	—	—	—
2,217,985	199,991	905,103	1,389,617	3,038,555	236,751
—	—	1,387,678	—	2,903,721	—
—	—	—	—	—	—
—	—	—	—	—	—
101,593	6,203	5,120	9,843	36,151	11,901
20,319	1,241	1,024	1,969	7,230	2,380
5,606	343	975	543	1,987	658
10,659	1,631	2,516	1,537	987	2,607
51	4	11	6	20	8
31,385	3,417	9,228	4,915	14,305	3,693
11,773	721	2,047	1,141	4,174	1,383
2,431	171	513	266	959	357
3,384	207	589	328	1,200	397
190,468	14,399	—	21,706	84,651	38,432

2,595,654	228,376	2,316,993	1,431,871	6,093,940	298,567

$178,438,813	$13,908,348	$23,094,817	$19,769,976	$54,822,532	$19,291,291

$249,098,089	$20,632,289	$84,429,308	$18,793,886	$331,546,521	$48,843,317
(707,532)	(51,129)	(230,525)	(77,048)	(260,926)	(106,233)
(77,165,665)	(6,948,440)	(64,160,031)	(1,082,749)	(277,859,786)	(30,229,708)
7,213,921	275,628	3,056,065	2,135,887	1,396,723	783,915

$178,438,813	$13,908,348	$23,094,817	$19,769,976	$54,822,532	$19,291,291

$165,498,439	$11,964,365	$21,415,874	$18,055,712	$53,753,658	$16,137,520
12,940,374	1,943,983	1,678,943	1,714,264	1,068,874	3,153,771

6,905,378	578,635	1,193,867	665,896	3,254,664	453,382
536,410	94,684	89,564	63,782	60,719	87,996

$23.97	$20.68	$17.94	$27.11	$16.52	$35.59
24.12	20.53	18.75	26.88	17.60	35.84

See accompanying notes to the financial statements.

PROFUNDS

January 31, 2009

(unaudited)

Statements of Assets and Liabilities, continued

	UltraShort Emerging Markets ProFund	UltraShort Latin America ProFund	UltraShort China ProFund	UltraShort Japan ProFund
Assets:
Total Investment Securities, at cost	$15,212,000	$3,708,000	$2,193,000	$4,194,700

Securities, at value	—	—	—	4,500
Repurchase agreements, at value	15,212,000	3,708,000	2,193,000	4,186,000

Total Investment Securities, at value	15,212,000	3,708,000	2,193,000	4,190,500
Cash	188	486	975	648
Segregated cash balances with brokers for futures contracts	—	—	—	1,824,654
Dividends and interest receivable	162	39	23	45
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	821,494	1,384,514	664,483	165,730
Unrealized gain on swap agreements	—	—	—	18,798
Variation margin on futures contracts	—	—	—	273,138
Receivable from Advisor	—	73	3,199	—
Prepaid and other expenses	15,526	17,710	23,607	24,217

Total Assets	16,049,370	5,110,822	2,885,287	6,497,730

Liabilities:
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	653,814	1,135,869	146,073	210,567
Unrealized loss on swap agreements	148,347	95,391	98,875	—
Advisory fees payable	9,128	—	—	1,340
Management services fees payable	1,826	—	—	223
Administration fees payable	502	122	86	210
Distribution and services fees payable—Service Class	1,177	103	567	336
Trustee fees payable	8	1	1	2
Transfer agency fees payable	5,321	1,156	616	1,485
Fund accounting fees payable	1,054	257	181	441
Compliance services fees payable	381	60	29	106
Service fees payable	303	74	52	127
Other accrued expenses	41,391	5,291	1,416	8,438

Total Liabilities	863,252	1,238,324	247,896	223,275

Net Assets	$15,186,118	$3,872,498	$2,637,391	$6,274,455

Net Assets consist of:
Capital	$88,977,904	$7,695,026	$3,530,850	$(1,984,912)
Accumulated net investment income (loss)	(119,292)	(50,753)	(13,140)	(29,000)
Accumulated net realized gains (losses) on investments	(73,524,147)	(3,676,384)	(781,444)	6,851,059
Net unrealized appreciation (depreciation) on investments	(148,347)	(95,391)	(98,875)	1,437,308

Net Assets	$15,186,118	$3,872,498	$2,637,391	$6,274,455

Net Assets:
Investor Class	$13,568,946	$3,215,712	$2,020,373	$5,910,360
Service Class	1,617,172	656,786	617,018	364,095

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	1,608,921	200,713	47,830	106,193
Service Class	189,169	41,463	14,781	6,498

Net Asset Value (offering and redemption price per share):
Investor Class	$8.43	$16.02	$42.24	$55.66
Service Class	8.55	15.84	41.74	56.03

See accompanying notes to the financial statements.

Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund

$5,080,608	$21,928,939	$25,058,658	$1,108,146	$2,315,301	$9,238,266

2,016,870	12,864,905	20,905,723	449,103	617,929	5,444,350
3,224,000	9,744,000	10,955,000	660,000	1,501,000	3,630,000

5,240,870	22,608,905	31,860,723	1,109,103	2,118,929	9,074,350
705	674	601	945	859	3,740
—	—	—	—	—	—
12,658	14,240	116	920	226	17,507
—	—	241,219	—	—	244,158
665,358	136,329	58,382	10,000	—	166,905
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	4,171	3,048	—
13,594	15,739	14,025	20,178	15,629	12,702

5,933,185	22,775,887	32,175,066	1,145,317	2,138,691	9,519,362

72,131	—	—	—	—	—
646,027	116,398	47,740	48,770	3,176	177,333
542,046	1,560,094	203,733	57,707	153,178	806,317
315	15,162	20,549	—	—	3,122
63	3,033	4,110	—	—	624
191	827	1,124	38	60	344
498	2,764	3,213	377	271	1,208
4	14	13	1	1	4
1,391	4,065	5,499	241	413	2,763
401	1,736	2,361	80	126	723
120	353	500	15	22	190
116	500	681	23	36	208
12,662	63,028	43,509	5,875	7,342	19,537

1,275,965	1,767,974	333,032	113,127	164,625	1,012,373

$4,657,220	$21,007,913	$31,842,034	$1,032,190	$1,974,066	$8,506,989

$23,401,243	$86,173,296	$55,289,605	$4,081,954	$3,867,698	$35,330,460
16,446	(28,924)	(154,975)	(1,863)	(2,930)	(61,434)
(18,378,685)	(64,256,331)	(29,890,928)	(2,991,151)	(1,541,152)	(25,791,804)
(381,784)	(880,128)	6,598,332	(56,750)	(349,550)	(970,233)

$4,657,220	$21,007,913	$31,842,034	$1,032,190	$1,974,066	$8,506,989

$4,401,621	$18,410,867	$28,169,609	$527,181	$1,801,049	$7,500,270
255,599	2,597,046	3,672,425	505,009	173,017	1,006,719

1,082,281	1,144,636	571,630	25,001	140,096	1,828,899
61,700	163,518	80,987	24,137	13,935	259,818

$4.07	$16.08	$49.28	$21.09	$12.86	$4.10
4.14	15.88	45.35	20.92	12.42	3.87

See accompanying notes to the financial statements.

PROFUNDS

January 31, 2009

(unaudited)

Statements of Assets and Liabilities, continued

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund
Assets:
Total Investment Securities, at cost	$5,459,721	$1,301,030	$2,456,384	$1,183,215

Securities, at value	3,579,826	891,040	1,879,442	421,033
Repurchase agreements, at value	2,778,000	285,000	1,143,000	860,000

Total Investment Securities, at value	6,357,826	1,176,040	3,022,442	1,281,033
Cash	260	582	204	202
Dividends and interest receivable	4,651	834	12	9
Receivable for investments sold	11,193	—	—	63,334
Receivable for capital shares issued	120,701	—	9,999	48,455
Receivable from Advisor	688	4,978	921	2,724
Prepaid and other expenses	14,639	16,854	11,615	12,441

Total Assets	6,509,958	1,199,288	3,045,193	1,408,198

Liabilities:
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	21,545	3,536	79,392	65,123
Unrealized loss on swap agreements	139,644	57,716	106,028	110,512
Advisory fees payable	—	—	—	—
Management services fees payable	—	—	—	—
Administration fees payable	221	51	106	53
Distribution and services fees payable—Service Class	1,697	163	242	179
Trustee fees payable	3	1	2	1
Transfer agency fees payable	1,838	220	644	493
Fund accounting fees payable	465	108	222	111
Compliance services fees payable	103	19	52	24
Service fees payable	134	31	64	32
Other accrued expenses	9,155	9,017	4,615	—

Total Liabilities	174,805	70,862	191,367	176,528

Net Assets	$6,335,153	$1,128,426	$2,853,826	$1,231,670

Net Assets consist of:
Capital	$18,289,840	$8,480,340	$10,856,213	$13,316,074
Accumulated net investment income (loss)	(10,818)	(1,852)	(52,049)	(27,641)
Accumulated net realized gains (losses) on investments	(12,702,330)	(7,167,356)	(8,410,368)	(12,044,069)
Net unrealized appreciation (depreciation) on investments	758,461	(182,706)	460,030	(12,694)

Net Assets	$6,335,153	$1,128,426	$2,853,826	$1,231,670

Net Assets:
Investor Class	$4,435,501	$1,102,428	$2,663,700	$1,128,614
Service Class	1,899,652	25,998	190,126	103,056

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	429,032	68,009	79,567	686,811
Service Class	195,205	1,643	6,188	68,712

Net Asset Value (offering and redemption price per share):
Investor Class	$10.34	$16.21	$33.48	$1.64
Service Class	9.73	15.82	30.72	1.50

See accompanying notes to the financial statements.

Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund

$41,360,550	$11,627,610	$4,300,053	$98,983,000	$14,476,398	$2,760,442

35,021,573	6,648,235	1,315,136	—	7,259,853	1,944,464
20,579,000	5,257,000	3,170,000	98,983,000	7,017,000	1,107,000

55,600,573	11,905,235	4,485,136	98,983,000	14,276,853	3,051,464
161	320	336	173	28,091	426
3,390	1,631	5,554	1,052	11,631	2,150
—	—	121,867	—	—	921,723
115,747	58,204	108,905	3,043,883	474,813	91,235
—	—	—	—	—	302
18,040	13,227	11,553	20,483	12,135	11,178

55,737,911	11,978,617	4,733,351	102,048,591	14,803,523	4,078,478

—	—	—	—	14,783	—
1,387,833	216,505	134,762	3,744,310	881,771	696,002
2,339,149	779,094	131,488	2,548,381	1,603,910	214,370
35,978	5,048	1,562	59,181	3,676	—
7,196	1,010	312	11,836	735	—
1,967	412	191	3,237	495	131
4,162	780	747	9,543	512	78
26	6	1	28	5	2
10,885	2,380	1,295	23,862	2,261	664
4,130	865	401	6,798	1,039	276
899	140	58	1,475	226	55
1,191	249	116	1,960	300	80
131,666	15,835	5,735	118,455	20,314	7,823

3,925,082	1,022,324	276,668	6,529,066	2,530,027	919,481

$51,812,829	$10,956,293	$4,456,683	$95,519,525	$12,273,496	$3,158,997

$74,339,686	$42,500,547	$12,242,067	$198,327,463	$43,143,227	$41,200,562
(98,085)	(28,773)	40,682	(366,705)	(619,590)	(11,719)
(34,329,646)	(31,014,012)	(7,879,661)	(99,892,852)	(28,883,560)	(38,106,498)
11,900,874	(501,469)	53,595	(2,548,381)	(1,803,455)	76,652

$51,812,829	$10,956,293	$4,456,683	$95,519,525	$12,273,496	$3,158,997

$47,673,833	$10,058,314	$3,860,301	$81,726,733	$11,485,584	$3,072,457
4,138,996	897,979	596,382	13,792,792	787,912	86,540

1,932,456	1,127,793	606,971	3,796,928	1,197,028	557,166
182,482	103,211	97,201	665,683	80,840	16,943

$24.67	$8.92	$6.36	$21.52	$9.60	$5.51
22.68	8.70	6.14	20.72	9.75	5.11

See accompanying notes to the financial statements.

PROFUNDS

January 31, 2009

(unaudited)

Statements of Assets and Liabilities, continued

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund
Assets:
Total Investment Securities, at cost	$6,878,815	$1,581,168	$9,431,400	$3,858,000

Securities, at value	3,724,759	1,290,144	7,306,420	—
Repurchase agreements, at value	3,402,000	451,000	3,966,000	3,858,000

Total Investment Securities, at value	7,126,759	1,741,144	11,272,420	3,858,000
Cash	524	891	24	582
Segregated cash balances with brokers for futures contracts	—	—	—	—
Unrealized appreciation on currency contracts	—	—	—	—
Dividends and interest receivable	562	36,247	17,958	41
Receivable for investments sold	—	410,458	755,545	—
Receivable for closed forward currency contracts	—	—	—	—
Receivable for capital shares issued	2,530	47,327	5,562	165,431
Unrealized gain on swap agreements	—	—	—	25,927
Variation margin on futures contracts	—	—	—	—
Receivable from Advisor	—	1,129	—	—
Prepaid expenses	16,618	11,275	14,104	15,074

Total Assets	7,146,993	2,248,471	12,065,613	4,065,055

Liabilities:
Payable for capital shares redeemed	24,678	22,935	307,620	57,477
Unrealized depreciation on currency contracts	—	—	—	—
Unrealized loss on swap agreements	420,312	66,352	169,106	—
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	400	—	6,785	108
Management services fees payable	80	—	1,357	22
Administration fees payable	249	127	429	121
Distribution and services fees payable—Service Class	3,566	164	1,366	532
Distribution and services fees payable—Class A	—	—	—	—
Trustee fees payable	2	1	5	5
Transfer agency fees payable	2,569	742	2,501	977
Fund accounting fees payable	522	266	901	254
Compliance services fees payable	104	89	205	70
Service fees payable	150	77	260	73
Other accrued expenses	6,511	4,427	31,176	9,934

Total Liabilities	459,143	95,180	521,711	69,573

Net Assets	$6,687,850	$2,153,291	$11,543,902	$3,995,482

Net Assets consist of:
Capital	$23,589,588	$5,719,659	$27,662,567	$12,814,517
Accumulated net investment income (loss)	(29,456)	(585,889)	(49,795)	(30,414)
Accumulated net realized gains (losses) on investments	(16,699,914)	(3,074,103)	(17,740,784)	(8,814,548)
Net unrealized appreciation (depreciation) on investments	(172,368)	93,624	1,671,914	25,927

Net Assets	$6,687,850	$2,153,291	$11,543,902	$3,995,482

Net Assets:
Investor Class	$2,526,042	$2,007,410	$10,153,774	$3,088,654
Service Class	4,161,808	145,881	1,390,128	906,828
Class A	—	—	—	—

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	198,099	218,950	690,441	173,826
Service Class	348,372	16,559	98,415	48,926
Class A	—	—	—	—

Net Asset Value (redemption price per share):
Investor Class	$12.75	$9.17	$14.71	$17.77
Service Class	11.95	8.81	14.13	18.53
Class A	—	—	—	—

Maximum Sales Charge:
Class A	N/A	N/A	N/A	N/A

Maximum Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent per share):
Class A	$ —	$ —	$ —	$ —

(a)	Amount is less than $0.50.
(b)	Net asset value is calculated using unrounded net assets of $1,333.64 divided by the unrounded shares outstanding of 34.22.
(c)	Net asset value is calculated using unrounded net assets of $3,238.32 divided by the unrounded shares outstanding of 235.27.

See accompanying notes to the financial statements.

Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund		Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund

$6,407,000	$29,271,000	$25,185,261		$60,732,910	$181,223,639	$30,210,000

—	—	24,774,563		480	1,919	—
6,407,000	29,271,000	2,940,000		60,732,000	181,220,000	30,210,000

6,407,000	29,271,000	27,714,563		60,732,480	181,221,919	30,210,000
707	948	17		626	575	139
—	—	57,855		119,030	570,498	1,117,092
—	—	—		—	—	69,769
68	311	214,316		646	1,927	321
—	—	930,000		—	—	—
—	—	—		—	—	2,135,324
42,481	1,546,781	340,626		854,291	3,155,995	1,056,849
—	302,537	—		62,582	392,590	—
—	—	—		1,219	25,797	186,754
2,843	—	—		—	—	—
19,006	16,830	28,296		27,899	23,056	27,514

6,472,105	31,138,407	29,285,673		61,798,773	185,392,357	34,803,762

1,860,522	173,234	748,819		334,154	819,264	1,609,495
—	—	—		—	—	7,809
240,170	—	765,504		—	—	—
—	—	2,844		—	—	—
—	19,224	16,579		32,062	99,736	21,337
—	3,845	4,974		6,412	19,947	4,268
244	1,056	1,357		1,770	5,509	1,188
251	2,214	5,149		2,254	7,803	2,812
—	—	—	(a)	11	3	—
3	17	17		13	37	10
2,121	4,906	11,998		5,717	25,018	6,060
512	2,218	2,849		3,718	11,570	2,496
104	538	807		624	1,740	482
148	639	819		1,069	3,326	718
42,651	89,803	31,760		71,769	177,287	20,822

2,146,726	297,694	1,593,476		459,573	1,171,240	1,677,497

$4,325,379	$30,840,713	$27,692,197		$61,339,200	$184,221,117	$33,126,265

$15,026,324	$44,608,422	$21,614,405		$68,304,876	$346,407,824	$34,329,015
(34,772)	(153,726)	28,672		(170,316)	(655,614)	(139,152)
(10,426,003)	(13,916,520)	4,300,352		(6,999,029)	(163,181,740)	(1,956,574)
(240,170)	302,537	1,748,768		203,669	1,650,647	892,976

$4,325,379	$30,840,713	$27,692,197		$61,339,200	$184,221,117	$33,126,265

$4,219,659	$28,646,684	$24,415,523		$56,927,575	$176,169,891	$29,100,861
105,720	2,194,029	3,275,340		4,330,320	8,047,988	4,025,404
—	—	1,334		81,305	3,238	—

284,276	1,073,466	626,838		2,355,036	13,116,757	941,054
6,551	83,178	84,476		172,769	608,405	131,671
—	—	34		3,188	235	—

$14.84	$26.69	$38.95		$24.17	$13.43	$30.92
16.14	26.38	38.77		25.06	13.23	30.57
—	—	38.98	(b)	25.50	13.76 (c)	—

N/A	N/A	4.75%		4.75%	4.75%	N/A

$ —	$ —	$40.92		$26.77	$14.45	$ —

See accompanying notes to the financial statements.

PROFUNDS

January 31, 2009

(unaudited)

Statement of Assets and Liabilities, continued

Falling U.S. Dollar ProFund
Assets:
Repurchase agreements, at value	$18,496,000

Total Investment Securities, at value	18,496,000
Cash	81
Segregated cash balances with brokers for futures contracts	533,145
Unrealized appreciation on currency contracts	4,009
Interest receivable	197
Receivable for capital shares issued	31,100
Prepaid expenses	29,300

Total Assets	19,093,832

Liabilities:
Payable for capital shares redeemed	346,173
Payable for closed forward currency contracts	530,099
Unrealized depreciation on currency contracts	46,194
Variation margin on futures contracts	98,220
Advisory fees payable	16,545
Management services fees payable	3,309
Administration fees payable	907
Distribution and services fees payable—Service Class	1,129
Trustee fees payable	12
Transfer agency fees payable	6,796
Fund accounting fees payable	1,904
Compliance services fees payable	568
Service fees payable	547
Other accrued expenses	31,473

Total Liabilities	1,083,876

Net Assets	$18,009,956

Net Assets consist of:
Capital	$23,542,686
Accumulated net investment income (loss)	(134,268)
Accumulated net realized gains (losses) on investments	(5,099,652)
Net unrealized appreciation (depreciation) on investments	(298,810)

Net Assets	$18,009,956

Net Assets:
Investor Class	$16,686,585
Service Class	1,323,371

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	663,943
Service Class	52,333

Net Asset Value (offering and redemption price per share):
Investor Class	$25.13
Service Class	25.29

See accompanying notes to the financial statements.

This Page Intentionally Left Blank

PROFUNDS

For the six months ended January 31, 2009

(unaudited)

Statements of Operations

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund
Investment Income:
Dividends	$1,176,103	$48,416	$335,674	$104,527
Interest	35,523	10,379	205,406	3,813

Total Investment Income	1,211,626	58,795	541,080	108,340

Expenses:
Advisory fees	376,263	34,589	358,409	112,303
Management services fees	75,253	6,918	71,682	24,065
Administration fees	20,823	1,568	16,204	5,904
Distribution and services fees—Service Class	20,120	7,336	8,990	14,436
Transfer agency fees	32,422	5,722	20,322	23,461
Administrative services fees	158,098	5,386	146,285	18,469
Registration and filing fees	21,340	19,431	12,934	21,803
Custody fees	24,568	5,744	11,878	8,504
Fund accounting fees	45,700	4,073	35,378	12,276
Trustee fees	319	29	155	117
Compliance services fees	2,873	117	2,260	536
Service fees	13,247	986	10,091	3,610
Printing fees	61,498	3,032	36,668	9,927
Other fees	39,222	3,204	44,943	13,544

Total Gross Expenses before reductions	891,746	98,135	776,199	268,955
Less Expenses reduced by the Advisor	—	(15,909)	(17,187)	—

Total Net Expenses	891,746	82,226	759,012	268,955

Net Investment Income (Loss)	319,880	(23,431)	(217,932)	(160,615)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(32,936,031)	(795,191)	(13,640,694)	(9,908,325)
Net realized gains (losses) on futures contracts	(10,954,086)	(696,900)	(4,825,699)	(1,387,218)
Net realized gains (losses) on swap agreements	—	(278,471)	(10,577,008)	—
Change in net unrealized appreciation/depreciation on investments	(3,400,251)	(1,368,013)	(2,363,146)	(4,340,369)

Net Realized and Unrealized Gains (Losses) on Investments	(47,290,368)	(3,138,575)	(31,406,547)	(15,635,912)

Change in Net Assets Resulting from Operations	$(46,970,488)	$(3,162,006)	$(31,624,479)	$(15,796,527)

See accompanying notes to the financial statements.

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund

$408,521	$104,147	$162,881	$29,893	$688,680	$39,838
122	171	109	828	353	72

408,643	104,318	162,990	30,721	689,033	39,910

75,948	50,608	46,476	34,340	228,864	47,193
15,190	10,122	9,295	6,868	45,773	9,438
4,143	3,014	2,577	1,725	9,766	1,696
13,727	20,184	14,330	16,532	16,272	10,392
12,812	10,088	11,052	8,521	18,985	5,681
23,373	16,094	2,529	7,848	70,746	12,848
12,493	12,379	14,081	13,046	14,793	12,542
20,381	13,601	15,007	16,199	40,312	23,611
10,235	7,128	6,267	4,481	20,978	4,585
118	54	48	142	132	50
626	245	196	267	2,498	284
2,601	1,889	1,604	1,031	5,852	1,023
10,313	5,944	4,803	2,626	10,038	2,936
8,600	6,086	5,237	4,980	17,849	4,292

210,560	157,436	133,502	118,606	502,858	136,571
(3,922)	—	—	—	(27,808)	(30,357)

206,638	157,436	133,502	118,606	475,050	106,214

202,005	(53,118)	29,488	(87,885)	213,983	(66,304)

(1,699,497)	(2,249,436)	(3,299,723)	(176,221)	(36,852,499)	(2,985,276)
—	—	—	—	—	—
—	—	—	—	—	—
(1,166,615)	(2,296,182)	(1,572,048)	(3,322,184)	(521,849)	(1,954,387)

(2,866,112)	(4,545,618)	(4,871,771)	(3,498,405)	(37,374,348)	(4,939,663)

$(2,664,107)	$(4,598,736)	$(4,842,283)	$(3,586,290)	$(37,160,365)	$(5,005,967)

See accompanying notes to the financial statements.

PROFUNDS

For the six months ended January 31, 2009

(unaudited)

Statements of Operations, continued

	Europe 30 ProFund	UltraBull ProFund	UltraMid- Cap ProFund	UltraSmall- Cap ProFund
Investment Income:
Dividends	$73,516	$892,024	$203,668	$226,196
Interest	362	97,457	44,921	102,867
Foreign tax withholding	(4,501)	—	—	—

Total Investment Income	69,377	989,481	248,589	329,063

Expenses:
Advisory fees	22,428	331,836	129,231	195,942
Management services fees	4,486	66,367	25,846	39,188
Administration fees	1,085	17,668	6,295	9,662
Distribution and services fees—Service Class	5,649	43,928	12,838	17,232
Transfer agency fees	5,782	58,146	20,363	37,382
Administrative services fees	2,379	91,242	39,873	49,708
Registration and filing fees	14,925	21,746	19,544	24,066
Custody fees	4,047	13,358	12,856	7,896
Fund accounting fees	2,336	38,254	14,247	22,306
Trustee fees	27	364	156	224
Compliance services fees	111	1,884	717	1,189
Service fees	675	11,063	3,896	5,982
Printing fees	2,193	34,423	12,680	17,932
Other fees	2,595	33,601	12,728	24,177

Total Gross Expenses before reductions	68,718	763,880	311,270	452,886
Less Expenses reduced by the Advisor	(5,454)	—	—	—

Total Net Expenses	63,264	763,880	311,270	452,886

Net Investment Income (Loss)	6,113	225,601	(62,681)	(123,823)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,892,368)	(7,898,934)	(4,525,192)	(7,749,286)
Net realized gains (losses) on futures contracts	(102,061)	(18,679,990)	(10,576,940)	(20,237,067)
Net realized gains (losses) on swap agreements	—	(31,107,485)	(12,344,849)	(8,270,024)
Change in net unrealized appreciation/depreciation on investments	(1,300,670)	(26,124,555)	(8,729,472)	(12,175,787)

Net Realized and Unrealized Gains (Losses) on Investments	(4,295,099)	(83,810,964)	(36,176,453)	(48,432,164)

Change in Net Assets Resulting from Operations	$(4,288,986)	$(83,585,363)	$(36,239,134)	$(48,555,987)

See accompanying notes to the financial statements.

UltraDow 30 ProFund	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America ProFund	UltraChina ProFund

$259,910	$300,753	$—	$682,246	$145,279	$100,532
23,749	172,625	57,188	148,525	27,277	18,256
—	—	—	(109,174)	(19,555)	(1,378)

283,659	473,378	57,188	721,597	153,001	117,410

87,126	525,363	44,157	252,800	58,819	36,500
17,425	105,073	8,831	50,560	11,764	7,300
4,442	26,512	2,673	12,991	3,995	1,738
8,203	34,337	5,925	19,998	5,409	3,893
18,507	96,929	6,746	32,652	16,488	6,136
18,126	136,716	16,908	81,153	14,546	7,533
17,884	24,598	15,413	28,035	25,907	25,167
2,646	12,390	2,507	3,835	2,705	2,644
9,321	53,770	5,506	26,774	8,406	3,711
110	685	74	383	101	29
487	3,198	239	708	237	197
2,786	16,213	1,665	8,047	2,492	1,091
9,234	41,709	5,402	24,670	7,866	7,393
12,536	71,329	4,847	24,987	10,349	4,823

208,833	1,148,822	120,893	567,593	169,084	108,155
—	—	—	—	—	(9,856)

208,833	1,148,822	120,893	567,593	169,084	98,299

74,826	(675,444)	(63,705)	154,004	(16,083)	19,111

(3,399,184)	5,436,692	—	(20,602,465)	(5,957,003)	(2,708,012)
(9,362,220)	(24,052,825)	(1,347,382)	496	—	—
(1,583,254)	(69,402,920)	(12,259,235)	(73,921,503)	(18,578,619)	(10,963,115)
(3,817,968)	(74,962,976)	(1,008,578)	(11,254,517)	(2,933,147)	(1,268,248)

(18,162,626)	(162,982,029)	(14,615,195)	(105,777,989)	(27,468,769)	(14,939,375)

$(18,087,800)	$(163,657,473)	$(14,678,900)	$(105,623,985)	$(27,484,852)	$(14,920,264)

See accompanying notes to the financial statements.

PROFUNDS

For the six months ended January 31, 2009

(unaudited)

Statements of Operations, continued

	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short NASDAQ-100 ProFund
Investment Income:
Interest	$160,484	$462,475	$146,533	$36,520

Expenses:
Advisory fees	136,357	377,606	94,626	38,396
Management services fees	22,726	75,521	18,925	7,679
Administration fees	5,417	19,427	4,762	2,404
Distribution and services fees—Service Class	3,353	20,249	6,022	2,902
Transfer agency fees	15,364	37,609	11,471	8,933
Administrative services fees	34,256	146,241	31,192	13,814
Registration and filing fees	19,123	22,891	18,898	14,613
Custody fees	2,449	3,146	2,827	2,646
Fund accounting fees	10,951	39,693	9,598	5,021
Trustee fees	168	659	82	74
Compliance services fees	563	2,209	918	185
Service fees	3,327	11,999	2,907	1,517
Other fees	19,668	76,279	18,938	10,982

Total Gross Expenses before reductions	273,722	833,529	221,166	109,166
Less Expenses reduced by the Advisor	—	—	—	(2,872)

Total Net Expenses	273,722	833,529	221,166	106,294

Net Investment Income (Loss)	(113,238)	(371,054)	(74,633)	(69,774)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(15,460)	(10,065)	(4,475)	(1,949)
Net realized gains (losses) on futures contracts	(29,966,730)	12,173,002	11,113,609	1,746,969
Net realized gains (losses) on swap agreements	(1,186,688)	21,723,078	(183,963)	1,089,242
Change in net unrealized appreciation/depreciation on investments	(4,054,132)	4,680,196	1,248,521	444,091

Net Realized and Unrealized Gains (Losses) on Investments	(35,223,010)	38,566,211	12,173,692	3,278,353

Change in Net Assets Resulting from Operations	$(35,336,248)	$38,195,157	$12,099,059	$3,208,579

See accompanying notes to the financial statements.

UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund

$734,930	$38,984	$480,624	$82,794	$385,012	$238,602

661,267	38,472	270,409	69,509	294,812	148,721
132,254	7,694	54,082	13,902	58,962	29,744
35,569	2,092	12,510	3,615	15,083	7,886
63,047	11,613	33,415	7,714	17,516	21,288
105,845	9,731	44,797	14,396	51,971	17,940
198,093	7,186	205,624	16,811	81,357	56,850
21,574	13,505	27,420	14,651	21,303	16,987
4,649	2,581	3,973	2,295	3,710	2,930
73,875	4,348	24,706	7,438	30,931	15,875
765	50	473	84	383	206
3,902	212	1,004	433	1,589	1,106
22,282	1,313	7,542	2,248	9,361	4,828
131,117	7,713	44,741	17,826	68,846	26,725

1,454,239	106,510	730,696	170,922	655,824	351,086
—	(7,713)	(30,431)	—	—	—

1,454,239	98,797	700,265	170,922	655,824	351,086

(719,309)	(59,813)	(219,641)	(88,128)	(270,812)	(112,484)

(19,250)	(4,638)	(31,972)	(18,447)	(18,518)	—
43,516,787	1,454,531	22,217,776	8,151,350	20,321,900	(1,443,968)
41,848,405	2,668,211	30,060,615	568,826	29,476,022	13,368,703
2,672,393	11,269	7,046,882	897,041	4,810,318	1,206,808

88,018,335	4,129,373	59,293,301	9,598,770	54,589,722	13,131,543

$87,299,026	$4,069,560	$59,073,660	$9,510,642	$54,318,910	$13,019,059

See accompanying notes to the financial statements.

PROFUNDS

For the six months ended January 31, 2009

(unaudited)

Statements of Operations, continued

	UltraShort Emerging Markets ProFund	UltraShort Latin America ProFund	UltraShort China ProFund	UltraShort Japan ProFund
Investment Income:
Dividends	$—	$—	$—	$—
Interest	311,223	26,659	24,384	55,353

Total Investment Income	311,223	26,659	24,384	55,353

Expenses:
Advisory fees	184,978	21,943	15,498	50,848
Management services fees	36,996	4,388	3,100	8,475
Administration fees	9,097	1,141	633	2,051
Distribution and services fees—Service Class	14,541	1,279	2,417	2,971
Transfer agency fees	30,808	4,770	2,375	6,807
Administrative services fees	57,632	4,235	3,415	12,339
Registration and filing fees	20,438	15,627	23,900	15,338
Custody fees	3,882	2,700	1,968	2,146
Fund accounting fees	18,081	2,328	1,280	4,166
Trustee fees	302	32	18	60
Compliance services fees	1,424	156	94	230
Service fees	5,528	706	388	1,264
Other fees	35,105	5,432	6,049	7,897

Total Gross Expenses before reductions	418,812	64,737	61,135	114,592
Less Expenses reduced by the Advisor	—	(8,149)	(17,181)	(21,408)

Total Net Expenses	418,812	56,588	43,954	93,184

Net Investment Income (Loss)	(107,589)	(29,929)	(19,570)	(37,831)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	—	—	—	(88,200)
Net realized gains (losses) on futures contracts	150,384	—	—	6,832,558
Net realized gains (losses) on swap agreements	18,255,324	(1,816,311)	1,016,179	431,892
Change in net unrealized appreciation/depreciation on investments	4,391,028	280,549	184,146	278,842

Net Realized and Unrealized Gains (Losses) on Investments	22,796,736	(1,535,762)	1,200,325	7,455,092

Change in Net Assets Resulting from Operations	$22,689,147	$(1,565,691)	$1,180,755	$7,417,261

See accompanying notes to the financial statements.

Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund

$169,236	$372,736	$910	$15,955	$7,087	$162,701
21,211	81,534	86,217	5,109	3,348	19,379

190,447	454,270	87,127	21,064	10,435	182,080

42,382	149,517	168,489	7,847	6,073	46,763
8,476	29,904	33,698	1,569	1,215	9,353
1,957	7,650	7,760	407	446	2,537
5,408	19,200	24,592	2,388	1,828	9,158
6,104	17,557	18,829	1,408	1,723	9,435
12,534	65,086	61,690	2,269	2,817	13,163
14,292	16,147	15,526	14,926	12,448	14,885
7,154	5,708	3,070	4,774	4,794	13,065
4,115	15,009	15,301	1,408	1,760	5,860
71	343	282	12	15	93
264	730	993	65	56	303
1,148	4,422	4,550	235	260	1,486
8,314	29,345	32,079	2,239	2,782	11,803

112,219	360,618	386,859	39,547	36,217	137,904
(18,646)	—	(3,537)	(20,721)	(21,406)	(31,568)

93,573	360,618	383,322	18,826	14,811	106,336

96,874	93,652	(296,195)	2,238	(4,376)	75,744

(2,619,702)	(16,968,557)	(4,669,938)	(460,790)	(127,410)	(5,431,892)
—	—	—	—	—	—
(7,386,348)	(27,437,075)	(8,804,361)	(970,726)	(529,986)	(7,652,222)
(1,807,208)	(14,478,487)	(7,988,447)	(214,825)	(354,815)	(1,665,984)

(11,813,258)	(58,884,119)	(21,462,746)	(1,646,341)	(1,012,211)	(14,750,098)

$(11,716,384)	$(58,790,467)	$(21,758,941)	$(1,644,103)	$(1,016,587)	$(14,674,354)

See accompanying notes to the financial statements.

PROFUNDS

For the six months ended January 31, 2009

(unaudited)

Statements of Operations, continued

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund
Investment Income:
Dividends	$102,946	$13,702	$9,181	$1,378
Interest	21,822	3,251	9,460	6,537

Total Investment Income	124,768	16,953	18,641	7,915

Expenses:
Advisory fees	41,718	6,413	17,479	10,168
Management services fees	8,344	1,283	3,496	2,034
Administration fees	1,816	443	716	273
Distribution and services fees—Service Class	13,282	627	1,754	992
Transfer agency fees	6,798	1,018	2,020	1,003
Administrative services fees	10,901	3,943	4,367	1,809
Registration and filing fees	17,434	13,635	14,325	14,237
Custody fees	9,144	4,745	3,143	2,528
Fund accounting fees	3,979	1,919	1,492	540
Trustee fees	59	17	30	12
Compliance services fees	182	31	57	26
Service fees	1,054	251	412	158
Other fees	7,449	2,493	3,293	1,295

Total Gross Expenses before reductions	122,160	36,818	52,584	35,075
Less Expenses reduced by the Advisor	(21,248)	(22,635)	(6,402)	(12,739)

Total Net Expenses	100,912	14,183	46,182	22,336

Net Investment Income (Loss)	23,856	2,770	(27,541)	(14,421)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(89,052)	(132,239)	(53,331)	(828,708)
Net realized gains (losses) on swap agreements	(1,041,402)	(641,502)	(1,915,981)	(2,186,594)
Change in net unrealized appreciation/depreciation on investments	(992,231)	(459,369)	(1,942,427)	(611,788)

Net Realized and Unrealized Gains (Losses) on Investments	(2,122,685)	(1,233,110)	(3,911,739)	(3,627,090)

Change in Net Assets Resulting from Operations	$(2,098,829)	$(1,230,340)	$(3,939,280)	$(3,641,511)

See accompanying notes to the financial statements.

Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund

$469,825	$52,941	$47,832	$—	$163,430	$35,161
147,441	44,420	8,468	550,209	33,553	10,349

617,266	97,361	56,300	550,209	196,983	45,510

291,816	67,760	16,320	359,299	53,472	20,264
58,363	13,552	3,264	71,860	10,694	4,053
15,675	2,867	855	18,568	2,771	998
34,703	11,695	2,630	89,019	5,004	1,101
41,921	9,405	3,547	71,251	6,520	2,610
114,950	21,024	3,574	88,677	23,533	6,139
20,311	17,511	13,551	23,739	14,931	13,620
4,264	4,022	2,124	2,528	2,925	5,128
30,759	5,640	1,752	36,430	5,668	2,131
700	153	32	738	100	39
1,340	231	81	1,889	326	77
9,101	1,652	498	10,857	1,612	573
62,828	11,429	3,853	80,113	14,003	4,468

686,731	166,941	52,081	854,968	141,559	61,201
—	(8,231)	(14,720)	—	(10,264)	(17,400)

686,731	158,710	37,361	854,968	131,295	43,801

(69,465)	(61,349)	18,939	(304,759)	65,688	1,709

12,152,669	(6,230,848)	(81,295)	—	(983,006)	(42,476)
(33,320,316)	(15,447,955)	(702,190)	(79,586,599)	(7,980,240)	(2,584,236)
(43,952,332)	(7,323,857)	(359,598)	5,148,937	(3,805,383)	(1,803,191)

(65,119,979)	(29,002,660)	(1,143,083)	(74,437,662)	(12,768,629)	(4,429,903)

$(65,189,444)	$(29,064,009)	$(1,124,144)	$(74,742,421)	$(12,702,941)	$(4,428,194)

See accompanying notes to the financial statements.

PROFUNDS

For the six months ended January 31, 2009

(unaudited)

Statements of Operations, continued

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund
Investment Income:
Dividends	$20,957	$56,906	$237,041	$—
Interest	13,659	5,405	29,748	90,010

Total Investment Income	34,616	62,311	266,789	90,010

Expenses:
Advisory fees	26,269	12,396	64,138	57,549
Management services fees	5,254	2,479	12,828	11,510
Administration fees	1,093	534	3,365	2,665
Distribution and services fees—Service Class	9,033	1,141	10,169	7,968
Distribution and services fees—Class A	—	—	—	—
Transfer agency fees	5,166	1,341	9,434	6,380
Administrative services fees	5,911	3,759	22,535	22,858
Registration and filing fees	17,657	13,742	15,734	16,657
Custody fees	6,023	1,746	6,194	2,521
Fund accounting fees	2,548	1,099	6,808	5,003
Trustee fees	40	19	147	122
Compliance services fees	103	56	276	145
Service fees	635	312	1,956	1,527
Printing fees	2,158	1,271	5,343	2,638
Other fees	2,798	1,513	7,420	7,060

Total Gross Expenses before reductions	84,688	41,408	166,347	144,603
Less Expenses reduced by the Advisor	(19,841)	(10,117)	(2,134)	(15,095)

Total Net Expenses	64,847	31,291	164,213	129,508

Net Investment Income (Loss)	(30,231)	31,020	102,576	(39,498)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(589,819)	(451,694)	(430,758)	—
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	(2,163,006)	(902,368)	(5,131,194)	6,639,225
Net realized gains (losses) on foreign currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investments	(1,677,734)	(221,343)	(4,153,523)	461,145

Net Realized and Unrealized Gains (Losses) on Investments	(4,430,559)	(1,575,405)	(9,715,475)	7,100,370

Change in Net Assets Resulting from Operations	$(4,460,790)	$(1,544,385)	$(9,612,899)	$7,060,872

See accompanying notes to the financial statements.

Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund

$—	$—	$—	$—	$—	$—
63,802	292,362	538,276	169,543	724,696	303,701

63,802	292,362	538,276	169,543	724,696	303,701

41,781	192,939	105,694	158,142	596,250	192,169
8,356	38,588	31,708	31,628	119,250	38,434
2,955	10,608	8,127	9,072	31,036	8,475
2,587	18,328	42,986	17,944	69,321	29,589
—	—	32	16	6	—
11,809	23,703	32,729	17,016	81,457	24,120
22,007	76,020	20,492	66,529	192,093	40,651
15,154	17,737	28,782	22,725	27,300	19,045
3,082	3,051	2,946	2,698	4,269	2,802
5,672	20,583	16,931	18,883	64,214	17,266
156	464	162	166	721	149
112	950	1,040	874	3,167	1,487
1,706	6,193	5,111	5,680	19,367	5,237
4,716	17,434	17,501	17,128	51,987	13,692
6,938	24,642	14,664	17,420	58,037	29,768

127,031	451,240	328,905	385,921	1,318,475	422,884
(15,813)	—	—	(2,593)	—	(1,846)

111,218	451,240	328,905	383,328	1,318,475	421,038

(47,416)	(158,878)	209,371	(213,785)	(593,779)	(117,337)

—	—	1,939,909	(1,669)	(15,302)	—
—	—	(64,813)	(220,054)	(1,451,869)	(1,474,231)
3,760,247	6,587,616	5,683,754	(4,335,304)	(36,067,372)	—
—	—	—	—	—	3,570,525
(1,328,643)	3,197,764	1,354,211	530,799	5,509,315	906,053

2,431,604	9,785,380	8,913,061	(4,026,228)	(32,025,228)	3,002,347

$2,384,188	$9,626,502	$9,122,432	$(4,240,013)	$(32,619,007)	$2,885,010

See accompanying notes to the financial statements.

PROFUNDS

For the six months ended January 31, 2009

(unaudited)

Statement of Operations, continued

Falling U.S. Dollar ProFund
Investment Income:
Interest	$119,510

Expenses:
Advisory fees	109,055
Management services fees	21,811
Administration fees	5,193
Distribution and services fees—Service Class	6,516
Transfer agency fees	16,273
Administrative services fees	24,246
Registration and filing fees	21,939
Custody fees	2,899
Fund accounting fees	10,749
Trustee fees	130
Compliance services fees	403
Service fees	3,247
Licensing fees	34,871
Other fees	20,584

Total Expenses	277,916

Total Expenses	277,916

Net Investment Income (Loss)	(158,406)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	(798,122)
Net realized gains (losses) on foreign currency contracts	(3,829,724)
Change in net unrealized appreciation/depreciation on investments	(320,698)

Net Realized and Unrealized Gains (Losses) on Investments	(4,948,544)

Change in Net Assets Resulting from Operations	$(5,106,950)

See accompanying notes to the financial statements.

This Page Intentionally Left Blank

PROFUNDS

Statements of Changes in Net Assets

	Bull ProFund		Mid-Cap ProFund
	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008
From Investment Activities:
Operations:
Net investment income (loss)	$319,880	$195,142	$(23,431)	$(3,204)
Net realized gains (losses) on investments	(43,890,117)	(1,334,813)	(1,770,562)	960,232
Change in net unrealized appreciation/depreciation on investments	(3,400,251)	(7,027,372)	(1,368,013)	(1,366,793)

Change in net assets resulting from operations	(46,970,488)	(8,167,043)	(3,162,006)	(409,765)

Distributions to Shareholders From:
Net investment income
Investor Class	(403,410)	(319,794)	—	(11,652)
Service Class	—	(3,481)	—	—
Net realized gains on investments
Investor Class	—	—	—	(210,655)
Service Class	—	—	—	(41,274)

Change in net assets resulting from distributions	(403,410)	(323,275)	—	(263,581)

Change in net assets resulting from capital transactions	53,491,479	11,744,524	(6,221,687)	6,479,121

Change in net assets	6,117,581	3,254,206	(9,383,693)	5,805,775
Net Assets:
Beginning of period	40,577,639	37,323,433	14,427,688	8,621,913

End of period	$46,695,220	$40,577,639	$5,043,995	$14,427,688

Accumulated net investment income (loss)	$(5,974)	$77,556	$(88,648)	$(65,217)

Capital Transactions:
Investor Class
Proceeds from shares issued	$737,896,941	$583,134,701	$148,607,147	$175,959,825
Dividends reinvested	372,666	300,324	—	91,342
Value of shares redeemed	(687,228,846)	(570,550,576)	(152,836,423)	(172,543,572)
Service Class
Proceeds from shares issued	28,269,011	75,535,681	4,042,441	15,810,920
Dividends reinvested	—	2,610	—	34,183
Value of shares redeemed	(25,818,293)	(76,678,216)	(6,034,852)	(12,873,577)

Change in net assets resulting from capital transactions	$53,491,479	$11,744,524	$(6,221,687)	$6,479,121

Share Transactions:
Investor Class
Issued	16,379,373	9,461,013	5,263,938	3,917,876
Reinvested	9,266	4,554	—	2,001
Redeemed	(15,902,390)	(9,284,542)	(5,357,976)	(3,832,954)
Service Class
Issued	696,612	1,292,954	142,860	374,955
Reinvested	—	43	—	791
Redeemed	(643,107)	(1,331,289)	(195,806)	(305,445)

Change in shares	539,754	142,733	(146,983)	157,224

See accompanying notes to the financial statements.

Small-Cap ProFund		NASDAQ-100 ProFund		Large-Cap Value ProFund
Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008

$(217,931)	$79,798	$(160,615)	$(723,220)	$202,005	$172,419
(29,043,401)	(1,543,727)	(11,295,543)	(291,120)	(1,699,497)	(1,151,847)
(2,363,146)	1,354,310	(4,340,369)	308,384	(1,166,615)	(4,454,105)

(31,624,479)	(109,619)	(15,796,527)	(705,956)	(2,664,107)	(5,433,533)

(51,756)	(8,906)	(34,122)	—	(271,082)	(21,110)
—	—	—	—	(12,956)	—

—	(111,318)	—	(876,649)	—	(1,587,592)
—	(38,713)	—	(87,901)	—	(447,886)

(51,756)	(158,937)	(34,122)	(964,550)	(284,038)	(2,056,588)

(71,242,787)	121,881,932	(9,580,165)	(44,012,976)	(4,423,602)	2,293,429

(102,919,022)	121,613,376	(25,410,814)	(45,683,482)	(7,371,747)	(5,196,692)

137,530,076	15,916,700	40,385,321	86,068,803	14,296,463	19,493,155

$34,611,054	$137,530,076	$14,974,507	$40,385,321	$6,924,716	$14,296,463

$(358,576)	$(88,888)	$(85,326)	$(375,255)	$29,162	$111,195

$526,179,396	$432,219,203	$319,078,631	$945,080,651	$140,911,119	$135,767,840
48,159	114,700	32,464	778,669	228,281	1,573,553
(601,412,805)	(310,050,051)	(326,666,048)	(992,511,518)	(145,603,500)	(134,630,004)

32,235,374	23,919,870	9,652,237	33,888,773	2,789,858	9,169,294
—	36,311	—	84,625	12,820	342,142
(28,292,911)	(24,358,101)	(11,677,449)	(31,334,176)	(2,762,181)	(9,929,396)

$(71,242,787)	$121,881,932	$(9,580,165)	$(44,012,976)	$(4,423,602)	$2,293,429

17,154,069	10,503,656	5,952,273	13,033,757	4,417,087	2,946,995
1,765	2,700	751	10,384	8,268	32,793
(19,375,028)	(7,435,904)	(6,165,342)	(13,675,803)	(4,500,349)	(2,971,640)

1,300,980	592,358	198,931	505,020	95,246	195,593
—	914	—	1,229	483	7,446
(1,113,049)	(603,617)	(239,104)	(470,056)	(93,543)	(212,104)

(2,031,263)	3,060,107	(252,491)	(595,469)	(72,808)	(917)

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Large-Cap Growth ProFund		Mid-Cap Value ProFund
	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008
From Investment Activities:
Operations:
Net investment income (loss)	$(53,118)	$(167,151)	$29,488	$(20,806)
Net realized gains (losses) on investments	(2,249,436)	(8,310,328)	(3,299,723)	(1,530,815)
Change in net unrealized appreciation/depreciation on investments	(2,296,182)	3,442,593	(1,572,048)	(1,419,832)

Change in net assets resulting from operations	(4,598,736)	(5,034,886)	(4,842,283)	(2,971,453)

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	—	(608)
Net realized gains on investments
Investor Class	—	—	—	(151,729)
Service Class	—	—	—	(79,350)

Change in net assets resulting from distributions	—	—	—	(231,687)

Change in net assets resulting from capital transactions	16,242,335	(85,623,179)	(7,776,484)	16,415,926

Change in net assets	11,643,599	(90,658,065)	(12,618,767)	13,212,786
Net Assets:
Beginning of period	17,699,773	108,357,838	23,745,797	10,533,011

End of period	$29,343,372	$17,699,773	$11,127,030	$23,745,797

Accumulated net investment income (loss)	$(37,009)	$(115,168)	$(101,573)	$(131,061)

Capital Transactions:
Investor Class
Proceeds from shares issued	$55,924,387	$192,052,308	$56,576,849	$194,774,847
Dividends reinvested	—	—	—	148,667
Value of shares redeemed	(38,819,688)	(275,109,442)	(63,915,027)	(178,640,082)
Service Class
Proceeds from shares issued	4,643,698	6,637,047	4,110,779	8,464,716
Dividends reinvested	—	—	—	50,576
Value of shares redeemed	(5,506,062)	(9,203,092)	(4,549,085)	(8,382,798)

Change in net assets resulting from capital transactions	$16,242,335	$(85,623,179)	$(7,776,484)	$16,415,926

Share Transactions:
Investor Class
Issued	1,941,509	4,730,676	1,991,463	4,395,643
Reinvested	—	—	—	3,375
Redeemed	(1,254,014)	(6,821,551)	(2,104,787)	(4,047,534)
Service Class
Issued	177,036	167,049	115,486	213,398
Reinvested	—	—	—	1,220
Redeemed	(197,711)	(236,229)	(151,705)	(206,072)

Change in shares	666,820	(2,160,055)	(149,543)	360,030

See accompanying notes to the financial statements.

Mid-Cap Growth ProFund		Small-Cap Value ProFund		Small-Cap Growth ProFund
Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008

$(87,885)	$(538,705)	$213,983	$(39,130)	$(66,304)	$(159,799)
(176,221)	(15,443,088)	(36,852,499)	(1,748,868)	(2,985,276)	(827,887)
(3,322,184)	4,052	(521,849)	(849,595)	(1,954,387)	(2,047,534)

(3,586,290)	(15,977,741)	(37,160,365)	(2,637,593)	(5,005,967)	(3,035,220)

—	—	(165,007)	(4,147)	—	—

—	(1,009,425)	—	(47,419)	—	(387,147)
—	(629,200)	—	(51,217)	—	(254,339)

—	(1,638,625)	(165,007)	(102,783)	—	(641,486)

(29,731,607)	30,224,387	43,010,485	5,857,141	(15,990,875)	16,202,269

(33,317,897)	12,608,021	5,685,113	3,116,765	(20,996,842)	12,525,563

38,066,316	25,458,295	9,335,092	6,218,327	25,498,531	12,972,968

$4,748,419	$38,066,316	$15,020,205	$9,335,092	$4,501,689	$25,498,531

$(548,791)	$(460,906)	$(22,643)	$(71,619)	$(16,971)	$(98,089)

$45,479,365	$497,827,583	$293,882,662	$207,053,845	$53,758,660	$121,674,107
—	644,179	163,700	50,330	—	348,238
(71,598,751)	(468,472,012)	(252,928,326)	(200,345,722)	(67,797,100)	(106,381,956)

3,211,491	24,428,924	7,574,962	7,698,801	2,194,635	9,383,584
—	583,707	—	48,146	—	234,299
(6,823,712)	(24,787,994)	(5,682,513)	(8,648,259)	(4,147,070)	(9,056,003)

$(29,731,607)	$30,224,387	$43,010,485	$5,857,141	$(15,990,875)	$16,202,269

1,440,617	12,120,218	7,900,565	4,735,294	1,603,035	2,825,727
—	16,275	5,633	1,159	—	8,527
(2,161,257)	(11,736,045)	(7,559,199)	(4,619,946)	(2,033,201)	(2,484,166)

123,572	657,289	220,734	184,688	90,340	235,165
—	15,789	—	1,186	—	6,111
(211,398)	(665,431)	(211,895)	(204,137)	(126,958)	(227,605)

(808,466)	408,095	355,838	98,244	(466,784)	363,759

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Europe 30 ProFund		UltraBull ProFund
	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008
From Investment Activities:
Operations:
Net investment income (loss)	$6,113	$202,839	$225,601	$1,041,024
Net realized gains (losses) on investments	(2,994,429)	1,779,177	(57,686,409)	(20,371,793)
Change in net unrealized appreciation/depreciation on investments	(1,300,670)	(3,256,565)	(26,124,555)	(18,747,922)

Change in net assets resulting from operations	(4,288,986)	(1,274,549)	(83,585,363)	(38,078,691)

Distributions to Shareholders From:
Net investment income
Investor Class	(84,767)	(981,401)	(619,471)	(2,867,920)
Service Class	—	(127,876)	(22,454)	(166,467)
Net realized gains on investments
Investor Class	(149,073)	—	—	—
Service Class	(24,522)	—	—	—

Change in net assets resulting from distributions	(258,362)	(1,109,277)	(641,925)	(3,034,387)

Change in net assets resulting from capital transactions	9,469	(10,764,097)	60,248,190	(14,034,178)

Change in net assets	(4,537,879)	(13,147,923)	(23,979,098)	(55,147,256)
Net Assets:
Beginning of period	8,219,125	21,367,048	103,918,154	159,065,410

End of period	$3,681,246	$8,219,125	$79,939,056	$103,918,154

Accumulated net investment income (loss)	$(5,241)	$73,413	$(62,902)	$354,397

Capital Transactions:
Investor Class
Proceeds from shares issued	$56,431,299	$398,424,388	$854,063,185	$1,475,505,159
Dividends reinvested	125,732	642,811	503,448	2,590,319
Value of shares redeemed	(56,134,675)	(409,270,263)	(801,712,674)	(1,493,770,657)
Service Class
Proceeds from shares issued	1,058,820	9,514,102	44,023,251	87,180,429
Dividends reinvested	24,257	124,709	21,708	128,592
Value of shares redeemed	(1,495,964)	(10,199,844)	(36,650,728)	(85,668,020)

Change in net assets resulting from capital transactions	$9,469	$(10,764,097)	$60,248,190	$(14,034,178)

Share Transactions:
Investor Class
Issued	4,412,442	19,873,361	28,843,969	23,008,335
Reinvested	12,179	32,108	22,801	36,530
Redeemed	(4,468,780)	(20,445,179)	(26,938,949)	(23,234,423)
Service Class
Issued	78,188	478,945	1,630,580	1,469,429
Reinvested	2,346	6,089	1,068	1,961
Redeemed	(118,492)	(517,523)	(1,300,047)	(1,433,695)

Change in shares	(82,117)	(572,199)	2,259,422	(151,863)

See accompanying notes to the financial statements.

UltraMid-Cap ProFund		UltraSmall-Cap ProFund		UltraDow 30 ProFund
Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008

$(62,681)	$160,218	$(123,823)	$165,373	$74,826	$492,276
(27,446,981)	(7,494,093)	(36,256,377)	(24,949,653)	(14,344,658)	(13,801,628)
(8,729,472)	(9,336,778)	(12,175,787)	5,612,580	(3,817,968)	(2,604,281)

(36,239,134)	(16,670,653)	(48,555,987)	(19,171,700)	(18,087,800)	(15,913,633)

(9,260)	(493,043)	(24,938)	(66,869)	(200,269)	(180,032)
—	—	—	—	(8,555)	—

—	—	—	—	—	(198,231)
—	—	—	—	—	(27,731)

(9,260)	(493,043)	(24,938)	(66,869)	(208,824)	(405,994)

6,021,819	(20,825,135)	17,480,261	(52,640,021)	9,923,371	(1,337,703)

(30,226,575)	(37,988,831)	(31,100,664)	(71,878,590)	(8,373,253)	(17,657,330)

55,327,960	93,316,791	59,859,700	131,738,290	25,361,511	43,018,841

$25,101,385	$55,327,960	$28,759,036	$59,859,700	$16,988,258	$25,361,511

$(139,228)	$(67,287)	$(354,230)	$(205,469)	$(5,647)	$128,351

$270,828,515	$696,586,214	$624,391,352	$1,399,910,718	$330,738,231	$723,545,533
9,042	443,322	22,759	59,691	154,956	338,867
(266,320,375)	(715,721,918)	(607,087,819)	(1,450,106,155)	(320,732,244)	(726,615,232)

30,836,065	54,304,364	78,263,724	112,931,166	11,127,389	30,059,072
—	—	—	—	3,573	23,374
(29,331,428)	(56,437,117)	(78,109,755)	(115,435,441)	(11,368,534)	(28,689,317)

$6,021,819	$(20,825,135)	$17,480,261	$(52,640,021)	$9,923,371	$(1,337,703)

13,165,101	14,352,121	52,166,016	54,271,090	17,275,846	17,670,779
576	8,582	2,529	2,091	9,673	7,680
(12,811,693)	(14,778,685)	(50,959,691)	(56,020,996)	(16,863,929)	(17,837,876)

1,748,666	1,176,926	6,298,037	4,735,094	717,729	807,186
—	—	—	—	231	554
(1,572,912)	(1,245,090)	(6,230,963)	(4,836,529)	(694,597)	(798,387)

529,738	(486,146)	1,275,928	(1,849,250)	444,953	(150,064)

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	UltraNASDAQ-100 ProFund		UltraInternational ProFund
	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008
From Investment Activities:
Operations:
Net investment income (loss)	$(675,444)	$(1,312,716)	$(63,705)	$663,583
Net realized gains (losses) on investments	(88,019,053)	(31,909,715)	(13,606,617)	(13,361,625)
Change in net unrealized appreciation/depreciation on investments	(74,962,976)	(18,499,822)	(1,008,578)	(1,361,438)

Change in net assets resulting from operations	(163,657,473)	(51,722,253)	(14,678,900)	(14,059,480)

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	(120,595)	(236,738)
Service Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	—	—	(120,595)	(236,738)

Change in net assets resulting from capital transactions	43,004,212	(19,252,967)	1,538,655	(7,221,594)

Change in net assets	(120,653,263)	(70,975,220)	(13,260,840)	(21,517,512)
Net Assets:
Beginning of period	192,049,355	263,024,575	20,044,046	41,561,858

End of period	$71,396,094	$192,049,355	$6,783,206	$20,044,046

Accumulated net investment income (loss)	$(251,664)	$(865,910)	$(54,974)	$129,326

Capital Transactions:
Investor Class
Proceeds from shares issued	$838,140,650	$2,002,798,448	$66,456,324	$219,439,236
Dividends reinvested	—	—	117,943	206,926
Value of shares redeemed	(795,998,623)	(2,021,112,432)	(61,919,089)	(227,819,904)
Service Class
Proceeds from shares issued	19,539,357	49,968,290	3,945,273	26,655,211
Dividends reinvested	—	—	—	—
Value of shares redeemed	(18,677,172)	(50,907,273)	(7,061,796)	(25,703,063)

Change in net assets resulting from capital transactions	$43,004,212	$(19,252,967)	$1,538,655	$(7,221,594)

Share Transactions:
Investor Class
Issued	57,364,111	69,713,258	5,861,796	6,527,228
Reinvested	—	—	13,178	5,754
Redeemed	(56,752,475)	(70,643,440)	(5,522,954)	(6,910,880)
Service Class
Issued	1,501,835	1,889,881	394,409	828,053
Reinvested	—	—	—	—
Redeemed	(1,495,401)	(1,959,132)	(544,281)	(790,765)

Change in shares	618,070	(999,433)	202,148	(340,610)

(a)	Commencement of operations

See accompanying notes to the financial statements.

UltraEmerging Markets ProFund		UltraLatin America ProFund		UltraChina ProFund
Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (unaudited)	October 16, 2007 through July 31, 2008(a)	Six months ended January 31, 2009 (unaudited)	February 4, 2008 through July 31, 2008(a)

$154,004	$6,467,843	$(16,083)	$136,333	$19,111	$9,932
(94,523,472)	(46,579,271)	(24,535,622)	(13,322,770)	(13,671,127)	(2,616,398)
(11,254,517)	(9,349,892)	(2,933,147)	341,563	(1,268,248)	(938,095)

(105,623,985)	(49,461,320)	(27,484,852)	(12,844,874)	(14,920,264)	(3,544,561)

(2,045,790)	(4,698,447)	(161,577)	(31,372)	(53,712)	—
(425)	(152,509)	(784)	(3,279)	—	—

—	(82,631,630)	—	(342,375)	—	—
—	(4,233,693)	—	(23,626)	—	—

(2,046,215)	(91,716,279)	(162,361)	(400,652)	(53,712)	—

29,494,830	18,831,208	14,256,168	43,958,729	16,320,753	16,492,440

(78,175,370)	(122,346,391)	(13,391,045)	30,713,203	1,346,777	12,947,879

132,887,733	255,234,124	30,713,203	—	12,947,879	—

$54,712,363	$132,887,733	$17,322,158	$30,713,203	$14,294,656	$12,947,879

$(86,312)	$1,800,365	$(39,131)	$101,505	$(23,161)	$9,932

$214,994,088	$1,627,199,245	$168,488,506	$382,111,709	$99,509,147	$95,718,462
1,987,015	80,466,666	146,590	240,573	49,158	—
(187,758,290)	(1,693,694,215)	(157,216,296)	(341,235,781)	(86,226,114)	(80,207,083)

23,133,798	90,969,892	9,343,114	21,540,867	11,045,967	13,954,129
417	3,411,826	771	23,707	—	—
(22,862,198)	(89,522,206)	(6,506,517)	(18,722,346)	(8,057,405)	(12,973,068)

$29,494,830	$18,831,208	$14,256,168	$43,958,729	$16,320,753	$16,492,440

23,029,864	35,908,958	27,706,316	12,101,376	15,308,824	4,079,729
289,231	1,992,053	38,274	8,641	9,363	—
(18,836,576)	(39,078,765)	(25,264,384)	(11,097,347)	(12,941,895)	(3,431,386)

2,001,184	2,121,292	1,955,426	680,008	1,953,490	580,125
60	86,366	201	849	—	—
(1,976,038)	(2,122,327)	(1,078,344)	(588,408)	(1,483,595)	(549,911)

4,507,725	(1,092,423)	3,357,489	1,004,896	2,846,187	678,557

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	UltraJapan ProFund		Bear ProFund
	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008
From Investment Activities:
Operations:
Net investment income (loss)	$(113,238)	$1,321,542	$(371,054)	$1,084,700
Net realized gains (losses) on investments	(31,168,878)	(45,577,906)	33,886,015	8,237,919
Change in net unrealized appreciation/depreciation on investments	(4,054,132)	10,177,648	4,680,196	(3,482,978)

Change in net assets resulting from operations	(35,336,248)	(34,078,716)	38,195,157	5,839,641

Distributions to Shareholders From:
Net investment income
Investor Class	(253,240)	(4,593,352)	(103,421)	(1,492,896)
Service Class	—	(144,377)	—	(2,322)
Return of capital
Investor Class	—	(7,636)	—	(10,282)
Service Class	—	(240)	—	(17)
Net realized gains on investments
Investor Class	—	—	(2,717,344)	—
Service Class	—	—	(142,102)	—

Change in net assets resulting from distributions	(253,240)	(4,745,365)	(2,962,867)	(1,505,517)

Change in net assets resulting from capital transactions	(12,429,148)	(12,484,554)	(128,696,686)	115,813,677

Change in net assets	(48,018,636)	(51,308,635)	(93,464,396)	120,147,801
Net Assets:
Beginning of period	64,693,579	116,002,214	160,525,850	40,378,049

End of period	$16,674,943	$64,693,579	$67,061,454	$160,525,850

Accumulated net investment income (loss)	$(158,905)	$207,573	$(325,251)	$454,824

Capital Transactions:
Investor Class
Proceeds from shares issued	$264,947,945	$1,075,576,566	$540,359,245	$625,678,153
Dividends reinvested	238,626	4,292,642	2,663,601	1,385,997
Value of shares redeemed	(277,834,969)	(1,090,285,406)	(672,617,924)	(511,619,191)
Service Class
Proceeds from shares issued	4,515,090	16,556,914	23,855,003	38,211,095
Dividends reinvested	—	117,463	137,624	2,019
Value of shares redeemed	(4,295,840)	(18,742,733)	(23,094,235)	(37,844,396)

Change in net assets resulting from capital transactions	$(12,429,148)	$(12,484,554)	$(128,696,686)	$115,813,677

Share Transactions:
Investor Class
Issued	20,456,926	34,358,358	16,157,178	22,495,696
Reinvested	26,722	123,993	74,983	54,696
Redeemed	(20,585,395)	(34,232,777)	(19,927,508)	(18,595,245)
Service Class
Issued	520,062	518,543	681,332	1,363,380
Reinvested	—	3,589	3,767	77
Redeemed	(497,029)	(584,926)	(656,264)	(1,348,544)

Change in shares	(78,714)	186,780	(3,666,512)	3,970,060

See accompanying notes to the financial statements.

Short Small-Cap ProFund		Short NASDAQ-100 ProFund		UltraBear ProFund
Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008

$(74,633)	$547,522	$(69,774)	$230,644	$(719,309)	$2,419,910
10,925,171	(1,759,353)	2,834,262	(40,697)	85,345,942	28,293,283
1,248,521	(1,292,637)	444,091	(524,338)	2,672,393	(2,111,373)

12,099,059	(2,504,468)	3,208,579	(334,391)	87,299,026	28,601,820

(95,813)	(815,838)	(31,126)	(597,943)	(726,098)	(4,174,835)
—	(46,784)	—	(55,065)	—	(108,025)

—	—	—	—	—	(2,252)
—	—	—	—	—	(58)

—	—	—	—	—	—
—	—	—	—	—	—

(95,813)	(862,622)	(31,126)	(653,008)	(726,098)	(4,282,170)

4,082,446	(11,207,281)	(4,813,683)	(4,406,129)	(41,532,524)	(2,476,544)

16,085,692	(14,574,371)	(1,636,230)	(5,393,528)	45,040,404	21,843,106

12,175,477	26,749,848	11,844,317	17,237,845	133,398,409	111,555,303

$28,261,169	$12,175,477	$10,208,087	$11,844,317	$178,438,813	$133,398,409

$(75,681)	$94,765	$(30,066)	$70,834	$(707,532)	$737,875

$230,833,447	$332,919,574	$132,372,619	$172,065,498	$1,318,816,869	$1,472,544,958
93,432	745,592	24,666	530,120	664,811	3,382,942
(227,469,658)	(344,994,481)	(137,591,599)	(173,087,967)	(1,358,175,175)	(1,477,308,895)

20,019,352	22,213,188	7,131,328	15,302,488	111,026,812	61,584,971
—	45,566	—	53,903	—	83,827
(19,394,127)	(22,136,720)	(6,750,697)	(19,270,171)	(113,865,841)	(62,764,347)

$4,082,446	$(11,207,281)	$(4,813,683)	$(4,406,129)	$(41,532,524)	$(2,476,544)

12,810,225	19,815,032	6,942,851	11,026,301	67,187,018	103,814,745
4,683	47,703	1,217	38,638	30,878	269,343
(12,242,196)	(20,759,203)	(7,238,161)	(11,110,627)	(67,914,455)	(103,841,799)

938,452	1,290,989	386,591	999,188	5,465,963	4,285,584
—	2,750	—	3,895	—	6,601
(917,929)	(1,279,569)	(364,806)	(1,248,983)	(5,607,898)	(4,448,234)

593,235	(882,298)	(272,308)	(291,588)	(838,494)	86,240

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	UltraShort Mid-Cap ProFund		UltraShort Small-Cap ProFund
	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008
From Investment Activities:
Operations:
Net investment income (loss)	$(59,813)	$461,276	$(219,641)	$4,540,029
Net realized gains (losses) on investments	4,118,104	727,022	52,246,419	44,485,358
Change in net unrealized appreciation/depreciation on investments	11,269	(344,396)	7,046,882	(18,916,442)

Change in net assets resulting from operations	4,069,560	843,902	59,073,660	30,108,945

Distributions to Shareholders From:
Net investment income
Investor Class	(92,238)	(608,468)	(1,299,800)	(6,548,171)
Service Class	(9,262)	(4,291)	(60,902)	(181,642)
Return of Capital
Investor Class	—	—	—	—
Service Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	(101,500)	(612,759)	(1,360,702)	(6,729,813)

Change in net assets resulting from capital transactions	737,138	(14,715,845)	(178,869,835)	(169,790,422)

Change in net assets	4,705,198	(14,484699)	(121,156,877)	(146,411,290)
Net Assets:
Beginning of period	9,203,150	23,687,849	144,251,694	290,662,984

End of period	$13,908,348	$9,203,150	$23,094,817	$144,251,694

Accumulated net investment income (loss)	$(51,129)	$110,184	$(230,525)	$1,349,818

Capital Transactions:
Investor Class
Proceeds from shares issued	$183,152,884	$425,377,431	$525,037,537	$1,740,840,066
Dividends reinvested	87,495	592,761	1,233,910	3,061,316
Value of shares redeemed	(181,886,039)	(438,169,800)	(693,121,378)	(1,906,183,060)
Service Class
Proceeds from shares issued	8,926,612	23,518,098	61,787,926	114,847,607
Dividends reinvested	1,724	2,421	33,464	95,715
Value of shares redeemed	(9,545,538)	(26,036,753)	(73,841,294)	(122,452,066)

Change in net assets resulting from capital transactions	$737,138	$(14,715,842)	$(178,869,835)	$(169,790,422)

Share Transactions:
Investor Class
Issued	9,656,335	31,785,693	33,107,158	125,938,955
Reinvested	4,455	46,637	76,073	234,404
Redeemed	(9,620,542)	(32,704,418)	(41,766,238)	(135,927,026)
Service Class
Issued	469,887	1,738,306	3,941,866	8,129,435
Reinvested	88	192	1,972	7,284
Redeemed	(509,250)	(1,994,759)	(4,581,670)	(8,655,370)

Change in shares	973	(1,128,349)	(9,220,839)	(10,272,318)

See accompanying notes to the financial statements.

UltraShort Dow 30 ProFund		UltraShort NASDAQ-100 ProFund		UltraShort International ProFund
Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008

$(88,128)	$305,806	$(270,812)	$2,091,653	$(112,484)	$711,743
8,701,729	4,765,652	49,779,404	7,308,739	11,924,735	(976,548)
897,041	636,640	4,810,318	(6,813,139)	1,206,808	258,241

9,510,642	5,708,098	54,318,910	2,587,253	13,019,059	(6,564)

—	(652,271)	(570,996)	(5,192,757)	(202,052)	(1,149,799)
—	(20,162)	—	(77,714)	(5,683)	(65,120)

—	—	—	(12,289)	—	—
—	—	—	(193)	—	—

(84,798)	—	—	—	—	—
(6,330)	—	—	—	—	—

(91,128)	(672,433)	(570,996)	(5,282,953)	(207,735)	(1,214,919)

(7,807,480)	(7,672,928)	(119,758,981)	634,052	(42,566,730)	24,708,786

1,612,034	2,637,263	(66,011,067)	(2,061,648)	(29,755,406)	23,487,303

18,157,942	20,795,205	120,833,599	122,895,247	49,046,697	25,559,394

$19,769,976	$18,157,942	$54,822,532	$120,833,599	$19,291,291	$49,046,697

$(77,048)	$64,139	$(260,926)	$580,882	$(106,233)	$213,986

$251,530,812	$381,776,652	$539,391,506	$1,153,454,980	$153,665,267	$226,023,311
36,824	535,652	528,570	4,482,824	194,378	888,617
(259,511,315)	(387,640,798)	(655,116,070)	(1,155,827,315)	(194,953,512)	(205,279,049)

7,001,231	6,083,900	8,949,095	21,200,038	9,260,743	9,689,407
974	6,457	—	70,420	2,606	20,857
(6,866,006)	(8,434,791)	(13,512,082)	(22,746,895)	(10,736,212)	(6,634,357)

$(7,807,480)	$(7,672,928)	$(119,758,981)	$634,052	$(42,566,730)	$24,708,786

10,661,809	22,086,997	38,232,567	108,811,755	4,504,975	10,016,614
1,642	33,774	31,803	500,874	6,724	45,176
(10,831,990)	(22,307,150)	(46,023,941)	(108,585,279)	(5,846,213)	(9,423,797)

283,710	336,068	598,682	1,921,757	254,640	419,981
44	407	—	7,389	89	1,053
(278,022)	(477,896)	(735,546)	(1,998,437)	(303,676)	(302,448)

(162,807)	(327,800)	(7,896,435)	658,059	(1,383,461)	756,579

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	UltraShort Emerging Markets ProFund		UltraShort Latin America ProFund
	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (unaudited)	October 16, 2007 through July 31, 2008(a)
From Investment Activities:
Operations:
Net investment income (loss)	$(107,589)	$1,201,708	$(29,929)	$20,531
Net realized gains (losses) on investments	18,405,708	(29,647,535)	(1,816,311)	(1,505,151)
Change in net unrealized appreciation/depreciation on investments	4,391,028	(1,740,801)	280,549	(375,940)

Change in net assets resulting from operations	22,689,147	30,186,628	(1,565,691)	1,860,560

Distributions to Shareholders From:
Net investment income
Investor Class	(274,584)	(2,215,291)	—	(9,613)
Service Class	—	(210,050)	—	(611)

Change in net assets resulting from distributions	(274,584)	(2,425,341)	—	(10,224)

Change in net assets resulting from capital transactions	(78,145,391)	21,161,468	2,281,460	5,027,513

Change in net assets	(55,730,828)	11,450,501	715,769	3,156,729
Net Assets:
Beginning of period	70,916,946	82,367,447	3,156,729	—

End of period	$15,186,118	$70,916,946	$3,872,498	$3,156,729

Accumulated net investment income (loss)	$(119,292)	$262,881	$(50,753)	$10,307

Capital Transactions:
Investor Class
Proceeds from shares issued	$230,942,682	$611,834,664	$99,001,051	$103,406,946
Dividends reinvested	253,629	1,651,836	—	8,554
Value of shares redeemed	(306,153,058)	(598,161,306)	(97,174,809)	(98,602,907)
Service Class
Proceeds from shares issued	11,695,618	37,997,680	5,051,668	7,435,310
Dividends reinvested	—	111,735	—	3
Value of shares redeemed	(14,884,262)	(32,273,141)	(4,596,450)	(7,220,393)

Change in net assets resulting from capital transactions	$(78,145,391)	$21,161,468	$2,281,460	$5,027,513

Share Transactions:
Investor Class
Issued	19,978,825	66,747,819	3,981,983	5,223,020
Reinvested	30,631	231,674	—	371
Redeemed	(26,451,509)	(64,912,627)	(3,945,997)	(5,058,664)
Service Class
Issued	984,168	4,190,682	198,949	356,919
Reinvested	—	15,584	—	— (b)
Redeemed	(1,367,008)	(3,745,510)	(159,798)	(354,607)

Change in shares	(6,824,893)	2,527,622	75,137	167,039

(a)	Commencement of operations
(b)	Amount is less than 0.50 share.

See accompanying notes to the financial statements.

UltraShort China ProFund		UltraShort Japan ProFund		Banks UltraSector ProFund
Six months ended January 31, 2009 (unaudited)	February 4, 2008 through July 31, 2008(a)	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008

$(19,570)	$4,867	$(37,831)	$280,402	$96,874	$284,272
1,016,179	346,820	7,176,250	10,137,372	(10,006,050)	(7,881,327)
184,146	(283,021)	278,842	778,871	(1,807,208)	1,291,893

1,180,755	68,666	7,417,261	11,196,645	(11,716,384)	(6,305,162)

—	—	—	(309,572)	(254,573)	(121,205)
—	—	—	(5,102)	(59,905)	(6,035)

—	—	—	(314,674)	(314,478)	(127,240)

(3,509,069)	4,897,039	(9,320,216)	(9,041,983)	(1,644,997)	21,532,834

(2,328,314)	4,965,705	(1,902,955)	1,839,988	(13,675,859)	15,100,432

4,965,705	—	8,177,410	6,337,422	18,333,079	3,232,647

$2,637,391	$4,965,705	$6,274,455	$8,177,410	$4,657,220	$18,333,079

$(13,140)	$4,867	$(29,000)	$137,702	$16,446	$234,050

$52,393,727	$61,402,448	$179,263,690	$803,762,849	$88,430,151	$174,551,122
—	—	—	300,935	241,683	111,215
(56,354,499)	(56,734,901)	(187,883,130)	(813,460,615)	(90,031,866)	(155,411,468)

11,076,709	5,066,887	4,101,142	10,089,925	6,208,323	8,340,934
—	—	—	3,997	59,619	5,666
(10,625,006)	(4,837,395)	(4,801,918)	(9,739,074)	(6,552,907)	(6,064,635)

$(3,509,069)	$4,897,039	$(9,320,216)	$(9,041,983)	$(1,644,997)	$21,532,834

1,180,521	1,874,761	3,901,197	23,874,602	8,451,867	7,660,666
—	—	—	9,717	31,428	4,078
(1,262,140)	(1,745,312)	(3,992,352)	(23,913,290)	(8,308,461)	(6,833,285)

265,754	159,136	82,961	275,179	470,083	370,015
—	—	—	127	7,605	204
(259,634)	(150,475)	(96,830)	(264,188)	(524,485)	(272,911)

(75,499)	138,110	(105,024)	(17,853)	128,037	928,767

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Basic Materials UltraSector ProFund		Biotechnology UltraSector ProFund
	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008
From Investment Activities:
Operations:
Net investment income (loss)	$93,652	$370,807	$(296,195)	$(185,372)
Net realized gains (losses) on investments	(44,405,632)	(15,769,763)	(13,474,299)	2,064,009
Change in net unrealized appreciation/depreciation on investments	(14,478,487)	11,190,602	(7,988,447)	9,785,947

Change in net assets resulting from operations	(58,790,467)	(4,208,354)	(21,758,941)	11,664,584

Distributions to Shareholders From:
Net investment income
Investor Class	(227,419)	(503,887)	—	—
Service Class	—	(11)	—	—

Change in net assets resulting from distributions	(227,419)	(503,898)	—	—

Change in net assets resulting from capital transactions	(3,152,461)	34,460,460	(27,214,928)	44,554,618

Change in net assets	(62,170,347)	29,748,208	(48,973,869)	56,219,202
Net Assets:
Beginning of period	83,178,260	53,430,052	80,815,903	24,596,701

End of period	$21,007,913	$83,178,260	$31,842,034	$80,815,903

Accumulated net investment income (loss)	$(28,924)	$104,843	$(154,975)	$(166,004)

Capital Transactions:
Investor Class
Proceeds from shares issued	$41,318,493	$270,167,211	$83,675,772	$189,928,507
Dividends reinvested	218,353	407,982	—	—
Value of shares redeemed	(47,273,251)	(234,988,136)	(111,762,036)	(148,692,753)
Service Class
Proceeds from shares issued	7,294,143	19,850,966	8,871,158	12,383,029
Dividends reinvested	—	11	—	—
Value of shares redeemed	(4,710,199)	(20,977,574)	(7,999,822)	(9,064,165)

Change in net assets resulting from capital transactions	$(3,152,461)	$34,460,460	$(27,214,928)	$44,554,618

Share Transactions:
Investor Class
Issued	1,446,809	4,197,460	1,372,866	3,321,432
Reinvested	12,198	6,305	—	—
Redeemed	(1,555,111)	(3,813,551)	(1,881,721)	(2,708,405)
Service Class
Issued	282,611	314,455	152,706	239,256
Reinvested	—	— (a)	—	—
Redeemed	(201,832)	(347,819)	(149,599)	(175,713)

Change in shares	(15,325)	356,850	(505,748)	676,570

(a)	Amount is less than 0.50 share.

See accompanying notes to the financial statements.

Consumer Goods UltraSector ProFund		Consumer Services UltraSector ProFund		Financials UltraSector ProFund
Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008

$2,238	$61,167	$(4,376)	$2,415	$75,744	$165,730
(1,431,516)	(964,164)	(657,396)	(682,244)	(13,084,114)	(7,383,173)
(214,825)	(142,032)	(354,815)	(48,316)	(1,665,984)	(134,421)

(1,644,103)	(1,045,029)	(1,016,587)	(728,145)	(14,674,354)	(7,351,864)

(16,446)	(86,734)	—	(3,936)	(174,589)	(174,137)
(3,051)	—	—	(2,064)	(12,936)	(19,287)

(19,497)	(86,734)	—	(6,000)	(187,525)	(193,424)

1,466,393	(131,012)	1,591,056	1,255,995	8,631,880	15,806,002

(197,207)	(1,262,775)	574,469	521,850	(6,229,999)	8,260,714

1,229,397	2,492,172	1,399,597	877,747	14,736,988	6,476,274

$1,032,190	$1,229,397	$1,974,066	$1,399,597	$8,506,989	$14,736,988

$(1,863)	$15,396	$(2,930)	$(2,879)	$(61,434)	$50,347

$21,983,388	$62,585,777	$8,558,558	$27,267,280	$48,440,158	$137,493,073
13,560	62,779	—	3,867	166,721	123,945
(21,151,034)	(62,807,614)	(7,029,986)	(26,255,901)	(40,720,816)	(123,630,902)

3,971,562	976,784	982,184	3,487,928	4,665,411	13,839,182
3,051	—	—	2,029	12,658	18,253
(3,354,134)	(948,738)	(919,700)	(3,249,208)	(3,932,252)	(12,037,549)

$1,466,393	$(131,012)	$1,591,056	$1,255,995	$8,631,880	$15,806,002

641,380	1,599,009	421,474	978,777	5,061,765	6,785,250
577	1,516	—	136	27,376	5,408
(646,969)	(1,630,293)	(328,464)	(954,590)	(4,093,755)	(6,118,731)

125,354	24,113	56,484	126,271	538,674	656,799
131	—	—	73	2,198	842
(107,322)	(23,999)	(56,670)	(116,571)	(450,296)	(559,558)

13,151	(29,654)	92,824	34,096	1,085,962	770,010

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Health Care UltraSector ProFund		Industrials UltraSector ProFund
	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008
From Investment Activities:
Operations:
Net investment income (loss)	$23,856	$63,886	$2,770	$51,913
Net realized gains (losses) on investments	(1,130,454)	(3,917,216)	(773,741)	(2,972,989)
Change in net unrealized appreciation/depreciation on investments	(992,231)	(52,174)	(459,369)	315,212

Change in net assets resulting from operations	(2,098,829)	(3,905,504)	(1,230,340)	(2,605,864)

Distributions to Shareholders From:
Net investment income
Investor Class	(56,767)	(132,350)	(5,957)	(85,958)
Service Class	(767)	—	(3,330)	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	(57,534)	(132,350)	(9,287)	(85,958)

Change in net assets resulting from capital transactions	(3,224,817)	2,448,475	(818,519)	(16,862,226)

Change in net assets	(5,381,180)	(1,589,379)	(2,058,146)	(19,554,048)
Net Assets:
Beginning of period	11,716,333	13,305,712	3,186,572	22,740,620

End of period	$6,335,153	$11,716,333	$1,128,426	$3,186,572

Accumulated net investment income (loss)	$(10,818)	$22,860	$(1,852)	$4,665

Capital Transactions:
Investor Class
Proceeds from shares issued	$47,020,814	$115,751,166	$5,471,370	$40,985,580
Dividends reinvested	53,856	104,666	5,865	81,036
Value of shares redeemed	(50,890,178)	(111,578,879)	(6,189,027)	(56,511,039)
Service Class
Proceeds from shares issued	5,429,025	9,048,555	1,493,371	4,317,870
Dividends reinvested	622	—	3,309	—
Value of shares redeemed	(4,838,956)	(10,877,033)	(1,603,407)	(5,735,673)

Change in net assets resulting from capital transactions	$(3,224,817)	$2,448,475	$(818,519)	$(16,862,226)

Share Transactions:
Investor Class
Issued	3,333,852	7,011,992	200,705	923,528
Reinvested	5,154	6,082	310	1,727
Redeemed	(3,545,699)	(6,929,509)	(212,527)	(1,281,391)
Service Class
Issued	421,165	570,161	67,670	95,980
Reinvested	63	—	179	—
Redeemed	(388,067)	(715,322)	(69,542)	(129,773)

Change in shares	(173,532)	(56,596)	(13,205)	(389,929)

See accompanying notes to the financial statements.

Internet UltraSector ProFund		Mobile Telecommunications UltraSector ProFund		Oil & Gas UltraSector ProFund
Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008

$(27,541)	$(71,853)	$(14,421)	$(12,886)	$(69,465)	$507,374
(1,969,312)	2,080,546	(3,015,302)	(8,151,931)	(21,167,647)	(10,564,635)
(1,942,427)	(4,402,195)	(611,788)	(168,398)	(43,952,331)	12,175,624

(3,939,280)	(2,393,502)	(3,641,511)	(8,333,215)	(65,189,444)	2,118,363

—	—	—	(25,178)	(8,738)	(220,020)
—	—	—	—	—	—

—	—	—	—	—	(4,237,386)
—	—	—	—	—	(363,100)

—	—	—	(25,178)	(8,738)	(4,820,506)

(1,260,722)	(9,449,365)	(1,200,326)	(4,209,972)	(17,798,650)	(59,937,091)

(5,200,002)	(11,842,867)	(4,841,837)	(12,568,365)	(82,996,832)	(62,639,234)

8,053,828	19,896,695	6,073,507	18,641,872	134,809,661	197,448,895

$2,853,826	$8,053,828	$1,231,670	$6,073,507	$51,812,829	$134,809,661

$(52,049)	$(89,464)	$(27,641)	$(44,871)	$(98,085)	$(32,014)

$11,081,811	$76,870,523	$19,235,617	$101,683,747	$99,009,302	$365,510,554
—	—	—	22,934	8,484	4,053,985
(12,328,506)	(85,845,421)	(20,465,518)	(105,713,254)	(113,978,927)	(427,971,351)

278,015	9,336,810	3,067,282	6,161,277	9,690,881	28,859,122
—	—	—	—	—	201,600
(292,042)	(9,811,277)	(3,037,707)	(6,364,676)	(12,528,390)	(30,591,001)

$(1,260,722)	$(9,449,365)	$(1,200,326)	$(4,209,972)	$(17,798,650)	$(59,937,091)

216,811	849,534	7,595,568	9,954,347	2,930,761	6,443,493
—	—	—	1,652	334	72,260
(238,383)	(953,566)	(7,627,012)	(10,011,382)	(3,310,431)	(7,722,952)

8,453	110,741	1,420,740	683,652	340,323	555,666
—	—	—	—	—	3,882
(9,266)	(116,598)	(1,413,656)	(675,319)	(416,397)	(601,534)

(22,385)	(109,889)	(24,360)	(47,050)	(455,410)	(1,249,185)

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Oil Equipment, Services & Distribution UltraSector ProFund		Pharmaceuticals UltraSector ProFund
	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008
From Investment Activities:
Operations:
Net investment income (loss)	$(61,349)	$(99,305)	$18,939	$96,191
Net realized gains (losses) on investments	(21,678,803)	(8,709,609)	(783,485)	(1,881)
Change in net unrealized appreciation/depreciation on investments	(7,323,857)	3,784,954	(359,598)	(436,513)

Change in net assets resulting from operations	(29,064,009)	(5,023,960)	(1,124,144)	(342,203)

Distributions to Shareholders From:
Net investment income
Investor Class	—	(5,024)	(57,279)	(197,681)
Service Class	—	—	(5,934)	(7,561)
Net realized gains on investments
Investor Class	—	(691,777)	—	—
Service Class	—	(93,086)	—	—

Change in net assets resulting from distributions	—	(789,887)	(63,213)	(205,242)

Change in net assets resulting from capital transactions	(5,805,199)	(5,718,896)	747,979	(2,672,370)

Change in net assets	(34,869,208)	(11,532,743)	(439,378)	(3,219,815)
Net Assets:
Beginning of period	45,825,501	57,358,244	4,896,061	8,115,876

End of period	$10,956,293	$45,825,501	$4,456,683	$4,896,061

Accumulated net investment income (loss)	$(28,773)	$(122,879)	$40,682	$84,956

Capital Transactions:
Investor Class
Proceeds from shares issued	$48,792,509	$284,956,914	$13,164,432	$48,167,816
Dividends reinvested	—	651,142	50,021	158,450
Value of shares redeemed	(55,056,536)	(290,882,310)	(12,856,638)	(50,865,433)
Service Class
Proceeds from shares issued	5,675,118	32,772,594	2,543,963	3,037,277
Dividends reinvested	—	74,663	5,426	3,067
Value of shares redeemed	(5,216,290)	(33,291,899)	(2,159,225)	(3,173,547)

Change in net assets resulting from capital transactions	$(5,805,199)	$(5,718,896)	$747,979	$(2,672,370)

Share Transactions:
Investor Class
Issued	3,048,560	6,694,317	1,810,943	5,113,584
Reinvested	—	16,915	7,455	15,489
Redeemed	(2,884,888)	(7,071,096)	(1,764,696)	(5,331,928)
Service Class
Issued	224,753	777,922	379,742	362,763
Reinvested	—	1,968	837	309
Redeemed	(219,394)	(834,395)	(335,146)	(374,797)

Change in shares	169,031	(414,369)	99,135	(214,580)

See accompanying notes to the financial statements.

Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund		Semiconductor UltraSector ProFund
Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008

$(304,759)	$2,485,894	$65,688	$(121,454)	$1,709	$35,504
(79,586,599)	(19,253,929)	(8,963,246)	(6,983,919)	(2,626,712)	(2,665,055)
5,148,937	9,558,301	(3,805,383)	(293,730)	(1,803,191)	(998,358)

(74,742,421)	(7,209,734)	(12,702,941)	(7,399,103)	(4,428,194)	(3,627,909)

(785,198)	(862,115)	(188,047)	(768,557)	(10,188)	(58,491)
—	—	—	(40,134)	—	—

—	(6,714,826)	—	—	—	—
—	(907,754)	—	—	—	—

(785,198)	(8,484,695)	(188,047)	(808,691)	(10,188)	(58,491)

24,269,872	(15,775,437)	4,590,975	(11,131)	(1,828,106)	(11,747,389)

(51,257,747)	(31,469,866)	(8,300,013)	(8,218,925)	(6,266,488)	(15,433,789)

146,777,272	178,247,138	20,573,509	28,792,434	9,425,485	24,859,274

$95,519,525	$146,777,272	$12,273,496	$20,573,509	$3,158,997	$9,425,485

$(366,705)	$723,252	$(619,590)	$(497,231)	$(11,719)	$(3,240)

$363,370,536	$964,401,128	$56,341,720	$279,370,933	$23,324,427	$116,914,833
753,437	6,662,560	175,684	611,500	9,323	49,711
(320,020,589)	(955,945,723)	(52,236,782)	(281,241,359)	(25,062,104)	(128,637,659)

45,715,787	102,843,511	11,976,613	41,745,303	276,985	6,240,550
—	689,876	—	24,521	—	—
(65,549,299)	(134,426,789)	(11,666,260)	(40,522,029)	(376,737)	(6,314,824)

$24,269,872	$(15,775,437)	$4,590,975	$(11,131)	$(1,828,106)	$(11,747,389)

16,508,682	19,328,639	3,312,070	7,166,030	2,790,590	7,098,975
35,674	151,148	14,555	14,210	1,549	2,580
(15,024,432)	(19,279,526)	(2,689,862)	(7,259,998)	(2,910,721)	(7,614,167)

2,158,787	2,193,151	574,247	1,037,041	27,368	408,105
—	16,492	—	586	—	—
(2,599,970)	(3,215,527)	(547,743)	(1,016,798)	(42,994)	(409,192)

1,078,741	(805,623)	663,267	(58,929)	(134,208)	(513,699)

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Technology UltraSector ProFund		Telecommunications UltraSector ProFund
	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008
From Investment Activities:
Operations:
Net investment income (loss)	$(30,231)	$(13,185)	$31,020	$197,795
Net realized gains (losses) on investments	(2,752,825)	(4,077,029)	(1,354,062)	928,000
Change in net unrealized appreciation/depreciation on investments	(1,677,734)	(535,640)	(221,343)	(5,760,801)

Change in net assets resulting from operations	(4,460,790)	(4,625,854)	(1,544,385)	(4,635,006)

Distributions to Shareholders From:
Net investment income
Investor Class	—	(31,740)	(69,363)	(457,053)
Service Class	—	—	—	(4,554)
Net realized gains on investments
Investor Class	—	—	—	(2,304,531)
Service Class	—	—	—	(162,670)

Change in net assets resulting from distributions	—	(31,740)	(69,363)	(2,928,808)

Change in net assets resulting from capital transactions	3,041,474	(7,749,591)	(609,991)	(43,501,731)

Change in net assets	(1,419,316)	(12,407,185)	(2,223,739)	(51,065,545)
Net Assets:
Beginning of period	8,107,166	20,514,351	4,377,030	55,442,575

End of period	$6,687,850	$8,107,166	$2,153,291	$4,377,030

Accumulated net investment income (loss)	$(29,456)	$(22,786)	$(585,889)	$(12,963)

Capital Transactions:
Investor Class
Proceeds from shares issued	$17,812,125	$77,448,740	$12,885,933	$42,844,987
Dividends reinvested	—	30,401	66,592	2,443,687
Value of shares redeemed	(18,722,949)	(85,059,605)	(13,567,067)	(88,037,547)
Service Class
Proceeds from shares issued	6,623,195	8,592,524	669,808	2,903,709
Dividends reinvested	—	—	—	106,817
Value of shares redeemed	(2,670,897)	(8,761,651)	(665,257)	(3,763,384)

Change in net assets resulting from capital transactions	$3,041,474	$(7,749,591)	$(609,991)	$(43,501,731)

Share Transactions:
Investor Class
Issued	818,575	2,464,428	1,099,120	1,861,617
Reinvested	—	879	6,294	107,048
Redeemed	(907,428)	(2,787,195)	(1,163,631)	(3,401,506)
Service Class
Issued	450,824	305,011	55,650	129,794
Reinvested	—	—	—	5,033
Redeemed	(125,483)	(321,020)	(59,346)	(172,311)

Change in shares	236,488	(337,897)	(61,913)	(1,470,325)

See accompanying notes to the financial statements.

Utilities UltraSector ProFund		Short Oil & Gas ProFund		Short Precious Metals ProFund
Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008

$102,576	$722,206	$(39,498)	$603,795	$(47,416)	$503,056
(5,561,952)	(10,962,476)	6,639,225	(7,866,728)	3,760,247	(7,022,045)
(4,153,523)	246,203	461,145	(403,889)	(1,328,643)	1,278,476

(9,612,899)	(9,994,067)	7,060,872	(7,666,822)	2,384,188	(5,240,513)

(290,006)	(321,473)	(193,108)	(612,122)	(96,394)	(965,662)
(13,227)	—	(10,920)	(1,818)	—	—

—	—	—	—	—	—
—	—	—	—	—	—

(303,233)	(321,473)	(204,028)	(613,940)	(96,394)	(965,662)

(10,758,274)	(2,804,823)	(34,139,679)	24,006,593	(30,413,512)	28,481,436

(20,674,406)	(13,120,363)	(27,282,835)	15,725,831	(28,125,718)	22,275,261

32,218,308	45,338,671	31,278,317	15,552,486	32,451,097	10,175,836

$11,543,902	$32,218,308	$3,995,482	$31,278,317	$4,325,379	$32,451,097

$(49,795)	$150,862	$(30,414)	$213,112	$(34,772)	$109,038

$40,428,841	$409,702,903	$111,355,536	$361,457,638	$132,385,180	$411,648,333
276,891	294,272	160,396	99,300	81,275	741,352
(50,949,650)	(411,603,509)	(144,008,154)	(339,945,356)	(162,341,103)	(386,754,008)

2,628,345	21,980,548	5,503,004	11,147,807	9,183,955	54,015,348
8,710	—	7,846	1,818	—	—
(3,151,411)	(23,179,037)	(7,158,307)	(8,754,614)	(9,722,819)	(51,169,589)

$(10,758,274)	$(2,804,823)	$(34,139,679)	$24,006,593	$(30,413,512)	$28,481,436

2,030,038	14,903,749	5,954,651	20,587,705	6,286,118	21,294,193
18,991	10,133	8,951	5,950	5,121	37,086
(2,553,343)	(15,350,622)	(7,472,358)	(19,685,494)	(7,725,359)	(19,981,026)

172,872	829,634	281,408	621,832	385,185	2,370,590
621	—	420	107	—	—
(207,368)	(891,696)	(384,268)	(501,909)	(407,915)	(2,365,689)

(538,189)	(498,802)	(1,611,196)	1,028,191	(1,456,850)	1,355,154

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Short Real Estate ProFund		U.S. Government Plus ProFund
	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008
From Investment Activities:
Operations:
Net investment income (loss)	$(158,878)	$2,137,280	$209,371	$1,141,274
Net realized gains (losses) on investments	6,587,616	1,578,911	7,558,850	11,217,322
Change in net unrealized appreciation/depreciation on investments	3,197,764	(2,479,998)	1,354,211	(1,130,234)

Change in net assets resulting from operations	9,626,502	1,236,193	9,122,432	11,228,362

Distributions to Shareholders From:
Net investment income
Investor Class	—	(3,546,133)	(200,420)	(808,241)
Service Class	—	(318,215)	(11,052)	(330,720)
Class A	—	—	(130)	(2,365)
Net realized gains on investments
Investor Class	(2,031,774)	—	—	(391,164)
Service Class	(116,264)	—	—	(164,168)
Class A	—	—	—	(5,333)

Change in net assets resulting from distributions	(2,148,038)	(3,864,348)	(211,602)	(1,701,991)

Change in net assets resulting from capital transactions	(61,276,092)	(56,966,869)	(3,110,701)	(64,190,356)

Change in net assets	(53,797,628)	(59,595,024)	5,800,129	(54,663,985)
Net Assets:
Beginning of period	84,638,341	144,233,365	21,892,068	76,556,053

End of period	$30,840,713	$84,638,341	$27,692,197	$21,892,068

Accumulated net investment income (loss)	$(153,726)	$567,010	$28,672	$(19,144)

Capital Transactions:
Investor Class
Proceeds from shares issued	$68,458,715	$370,236,612	$348,666,969	$779,019,333
Dividends reinvested	1,768,533	2,897,108	195,251	1,129,087
Value of shares redeemed	(126,472,885)	(419,553,839)	(346,436,537)	(829,311,623)
Service Class
Proceeds from shares issued	6,449,864	19,914,175	47,185,701	208,214,734
Dividends reinvested	72,087	292,207	10,443	485,772
Value of shares redeemed	(11,552,406)	(30,753,132)	(52,638,079)	(223,767,878)
Class A
Proceeds from shares issued	—	—	—	588,587
Dividends reinvested	—	—	130	7,490
Value of shares redeemed	—	—	(94,579)	(555,858)

Change in net assets resulting from capital transactions	$(61,276,092)	$(56,966,869)	$(3,110,701)	$(64,190,356)

Share Transactions:
Investor Class
Issued	2,457,093	14,138,736	9,771,092	24,789,050
Reinvested	69,958	107,860	5,349	35,768
Redeemed	(4,462,925)	(15,925,747)	(9,664,386)	(26,328,218)
Service Class
Issued	236,918	756,413	1,289,221	6,582,001
Reinvested	2,882	10,875	292	15,275
Redeemed	(406,146)	(1,190,807)	(1,377,001)	(6,941,230)
Class A
Issued	—	—	—	18,487
Reinvested	—	—	4	238
Redeemed	—	—	(2,825)	(17,371)

Change in shares	(2,102,220)	(2,102,670)	21,746	(1,846,000)

(a)	Amount is less than 0.50 share.

See accompanying notes to the financial statements.

Rising Rates Opportunity 10 ProFund		Rising Rates Opportunity ProFund		Rising U.S. Dollar ProFund
Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008

$(213,785)	$256,983	$(593,779)	$2,783,749	$(117,337)	$285,925
(4,557,027)	(1,117,476)	(37,534,543)	(14,660,799)	2,096,294	(1,830,652)
530,799	(286,930)	5,509,315	(1,055,166)	906,053	(48,618)

(4,240,013)	(1,147,423)	(32,619,007)	(12,932,216)	2,885,010	(1,593,345)

(45,337)	(647,628)	(785,626)	(4,405,463)	—	(554,972)
—	(1,508)	—	(207,156)	—	(45,913)
(4)	(7)	(63)	(9)	—	—

—	—	—	—	(5,370)	—
—	—	—	—	(854)	—
—	—	—	—	—	—

(45,341)	(649,143)	(785,689)	(4,612,628)	(6,224)	(600,885)

24,590,215	29,385,362	31,252,368	43,441,023	2,523,648	17,015,146

20,304,861	27,588,796	(2,152,328)	25,896,179	5,402,434	14,820,916

41,034,339	13,445,543	186,373,445	160,477,266	27,723,831	12,902,915

$61,339,200	$41,034,339	$184,221,117	$186,373,445	$33,126,265	$27,723,831

$(170,316)	$88,810	$(655,614)	$723,854	$(139,152)	$87,664

$64,081,665	$134,222,463	$470,607,725	$547,810,338	$355,081,870	$286,583,581
44,647	209,463	737,420	3,316,296	4,478	469,355
(38,195,907)	(110,839,148)	(439,716,305)	(505,203,809)	(348,144,132)	(275,851,916)

6,549,691	16,432,812	134,879,046	246,428,692	11,341,675	14,424,111
—	252	—	152,906	828	41,496
(7,968,882)	(10,646,452)	(135,256,008)	(249,070,405)	(15,761,071)	(8,651,481)

78,997	454,336	19,907	209,698	—	—
4	7	63	9	—	—
— (a)	(448,371)	(19,480)	(202,702)	—	—

$24,590,215	$29,385,362	$31,252,368	$43,441,023	$2,523,648	$17,015,146

2,566,913	4,713,632	32,030,982	29,665,481	12,114,484	10,356,247
1,956	7,337	67,902	178,296	153	16,579
(1,488,107)	(3,863,698)	(28,883,327)	(27,169,798)	(11,917,340)	(9,984,628)

257,716	563,001	9,379,725	13,646,042	389,978	522,236
—	8	—	8,319	29	1,467
(294,793)	(361,157)	(9,309,937)	(13,764,968)	(545,652)	(307,796)

3,155	14,697	1,601	10,577	—	—
— (a)	— (a)	6	— (a)	—	—
—	(14,696)	(1,423)	(10,577)	—	—

1,046,840	1,059,124	3,285,529	2,563,372	41,652	604,105

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Falling U.S. Dollar ProFund
	Six months ended January 31, 2009 (unaudited)	Year ended July 31, 2008
From Investment Activities:
Operations:
Net investment income (loss)	$(158,406)	$1,994,683
Net realized gains (losses) on investments	(4,627,846)	6,071,013
Change in net unrealized appreciation/depreciation on investments	(320,698)	686,001

Change in net assets resulting from operations	(5,106,950)	8,751,697

Distributions to Shareholders From:
Net investment income
Investor Class	(2,017,717)	(741,267)
Service Class	(63,318)	(15,234)
Net realized gains on investments
Investor Class	—	(5,553,769)
Service Class	—	(321,622)

Change in net assets resulting from distributions	(2,081,035)	(6,631,892)

Change in net assets resulting from capital transactions	(10,027,546)	(71,088,517)

Change in net assets	(17,215,531)	(68,968,712)
Net Assets:
Beginning of period	35,225,487	104,194,199

End of period	$18,009,956	$35,225,487

Accumulated net investment income (loss)	$(134,268)	$288,678

Capital Transactions:
Investor Class
Proceeds from shares issued	$250,961,985	$484,544,518
Dividends reinvested	1,852,877	5,419,369
Value of shares redeemed	(262,771,045)	(558,497,883)
Service Class
Proceeds from shares issued	6,413,889	17,668,970
Dividends reinvested	59,053	302,964
Value of shares redeemed	(6,544,305)	(20,526,455)

Change in net assets resulting from capital transactions	$(10,027,546)	$(71,088,517)

Share Transactions:
Investor Class
Issued	8,974,408	15,556,854
Reinvested	69,552	181,822
Redeemed	(9,446,407)	(17,972,697)
Service Class
Issued	228,341	562,366
Reinvested	2,201	10,281
Redeemed	(235,436)	(653,555)

Change in shares	(407,341)	(2,314,929)

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Bull ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$56.76	0.14		(19.49)	(19.35)	(0.06)	—	(0.06)	$37.35	(34.11	)%(d)	1.74%	1.74%	0.68%	$42,572	493	%(d)
Year Ended July 31, 2008	$65.57	0.41		(8.52)	(8.11)	(0.70)	—	(0.70)	$56.76	(12.51)%		1.59%	1.59%	0.67%	$37,092	690%
Year Ended July 31, 2007	$57.59	0.42		7.90	8.32	(0.34)	—	(0.34)	$65.57	14.47%		1.50%	1.50%	0.66%	$30,979	218%
January 1, 2006 through July 31, 2006	$56.33	0.16		1.10	1.26	—	—	—	$57.59	2.24	%(d)	1.47%	1.47%	0.47%	$62,320	252	%(d)
Year Ended December 31, 2005	$54.88	0.29		1.35	1.64	(0.19)	—	(0.19)	$56.33	2.98%		1.45%	1.45%	0.54%	$84,743	358%
Year Ended December 31, 2004	$50.43	0.24		4.31	4.55	(0.10)	—	(0.10)	$54.88	9.03%		1.44%	1.44%	0.48%	$108,162	463%
Year Ended December 31, 2003	$39.97	(0.01)		10.47	10.46	—	—	—	$50.43	26.17%		1.72%	1.71%	(0.03)%	$123,319	490%
Service Class
Six Months Ended January 31, 2009 (unaudited)	$52.37	(0.06	)(e)	(17.96)	(18.02)	—	—	—	$34.35	(34.41	)%(d)	2.74%	2.74%	(0.32)%	$4,124	493	%(d)
Year Ended July 31, 2008	$60.51	(0.17	)(e)	(7.94)	(8.11)	(0.03)	—	(0.03)	$52.37	(13.41)%		2.59%	2.59%	(0.33)%	$3,486	690%
Year Ended July 31, 2007	$53.40	(0.17)		7.28	7.11	—	—	—	$60.51	13.31%		2.50%	2.50%	(0.34)%	$6,344	218%
January 1, 2006 through July 31, 2006	$52.53	(0.16)		1.03	0.87	—	—	—	$53.40	1.66	%(d)	2.47%	2.47%	(0.53)%	$7,141	252	%(d)
Year Ended December 31, 2005	$51.54	(0.22)		1.21	0.99	—	—	—	$52.53	1.92%		2.45%	2.45%	(0.46)%	$22,680	358%
Year Ended December 31, 2004	$47.85	(0.23)		4.02	3.79	(0.10)	—	(0.10)	$51.54	7.92%		2.40%	2.40%	(0.48)%	$49,198	463%
Year Ended December 31, 2003	$38.31	(0.43)		9.97	9.54	—	—	—	$47.85	24.90%		2.72%	2.71%	(1.03)%	$13,603	490%

Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$42.88	(0.05)		(16.59)	(16.64)	—	—	—	$26.24	(38.78	)%(d)	1.97%	1.63%	(0.35)%	$4,057	904	%(d)
Year Ended July 31, 2008	$47.04	0.09	(e)	(3.31)	(3.22)	(0.12)	(0.82)	(0.94)	$42.88	(6.96)%		1.90%	1.65%	0.21%	$10,660	857%
Year Ended July 31, 2007	$41.22	0.19		5.76	5.95	(0.13)	—	(0.13)	$47.04	14.44%		1.77%	1.77%	0.43%	$7,605	705%
January 1, 2006 through July 31, 2006	$41.24	0.14		(0.16)	(0.02)	—	—	—	$41.22	(0.05	)%(d)	1.54%	1.45%	0.56%	$8,770	349	%(d)
Year Ended December 31, 2005	$37.55	0.12		3.90	4.02	(0.05)	(0.28)	(0.33)	$41.24	10.69%		1.47%	1.47%	0.31%	$108,143	500%
Year Ended December 31, 2004	$32.87	(0.12)		4.90	4.78	—	(0.10)	(0.10)	$37.55	14.60%		1.55%	1.55%	(0.34)%	$132,350	199%
Year Ended December 31, 2003	$24.70	(0.16)		8.33	8.17	—	—	—	$32.87	33.08%		1.70%	1.69%	(0.53)%	$99,766	253%
Service Class
Six Months Ended January 31, 2009 (unaudited)	$40.51	(0.23)		(15.63)	(15.86)	—	—	—	$24.65	(39.13	)%(d)	2.97%	2.63%	(1.35)%	$987	904	%(d)
Year Ended July 31, 2008	$44.80	(0.34)		(3.13)	(3.47)	—	(0.82)	(0.82)	$40.51	(7.85)%		2.90%	2.65%	(0.79)%	$3,767	857%
Year Ended July 31, 2007	$39.54	(0.25)		5.51	5.26	—	—	—	$44.80	13.30%		2.77%	2.77%	(0.57)%	$1,017	705%
January 1, 2006 through July 31, 2006	$39.77	(0.10)		(0.13)	(0.23)	—	—	—	$39.54	(0.60	)%(d)	2.54%	2.45%	(0.44)%	$2,546	349	%(d)
Year Ended December 31, 2005	$36.56	(0.26)		3.75	3.49	—	(0.28)	(0.28)	$39.77	9.56%		2.47%	2.47%	(0.69)%	$9,582	500%
Year Ended December 31, 2004	$32.33	(0.45)		4.78	4.33	—	(0.10)	(0.10)	$36.56	13.45%		2.55%	2.55%	(1.34)%	$2,764	199%
Year Ended December 31, 2003	$24.54	(0.42)		8.21	7.79	—	—	—	$32.33	31.74%		2.70%	2.69%	(1.53)%	$5,528	253%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$40.20	(0.07)		(14.97)		(15.04)	(0.01)	—	(0.01)	$25.15	(37.42	)%(d)	1.61%	1.57%	(0.44)%	$28,937	169	%(d)
Year Ended July 31, 2008	$44.11	0.24		(3.56)		(3.32)	(0.02)	(0.57)	(0.59)	$40.20	(7.59)%		1.81%	1.63%	0.57%	$135,463	445%
Year Ended July 31, 2007	$40.66	0.54		3.33		3.87	(0.10)	(0.32)	(0.42)	$44.11	9.49%		1.62%	1.62%	1.21%	$13,195	275%
January 1, 2006 through July 31, 2006	$39.00	0.17		1.49		1.66	—	—	—	$40.66	4.23	%(d)	1.38%	1.38%	0.69%	$17,100	63	%(d)
Year Ended December 31, 2005	$38.05	0.23		0.72		0.95	—	—	—	$39.00	2.52%		1.37%	1.37%	0.60%	$137,016	475%
Year Ended December 31, 2004	$32.72	(0.06)		5.65		5.59	—	(0.26)	(0.26)	$38.05	17.08%		1.40%	1.40%	(0.18)%	$155,284	385%
Year Ended December 31, 2003	$23.81	(0.13)		10.24		10.11	—	(1.20)	(1.20)	$32.72	42.41%		1.62%	1.62%	(0.42)%	$165,048	254%
Service Class
Six Months Ended January 31, 2009 (unaudited)	$37.47	(0.22)		(13.91)		(14.13)	—	—	—	$23.34	(37.71	)%(d)	2.61%	2.57%	(1.44)%	$5,674	169	%(d)
Year Ended July 31, 2008	$41.55	(0.16	)(e)	(3.35)		(3.51)	—	(0.57)	(0.57)	$37.47	(8.50)%		2.81%	2.63%	(0.43)%	$2,067	445%
Year Ended July 31, 2007	$38.60	0.11		3.16		3.27	—	(0.32)	(0.32)	$41.55	8.41%		2.62%	2.62%	0.21%	$2,722	275%
January 1, 2006 through July 31, 2006	$37.25	(0.07)		1.42		1.35	—	—	—	$38.60	3.62	%(d)	2.38%	2.38%	(0.31)%	$5,310	63	%(d)
Year Ended December 31, 2005	$36.68	(0.13)		0.70		0.57	—	—	—	$37.25	1.55%		2.37%	2.37%	(0.40)%	$19,581	475%
Year Ended December 31, 2004	$31.88	(0.40)		5.46		5.06	—	(0.26)	(0.26)	$36.68	15.87%		2.40%	2.40%	(1.18)%	$53,235	385%
Year Ended December 31, 2003	$23.50	(0.40)		9.98		9.58	—	(1.20)	(1.20)	$31.88	40.71%		2.62%	2.62%	(1.42)%	$109,792	254%

NASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$67.03	(0.25)		(24.24)		(24.49)	(0.11)	—	(0.11)	$42.43	(36.54	)%(d)	1.59%	1.59%	(0.91)%	$13,430	604	%(d)
Year Ended July 31, 2008	$71.65	(0.62)		(2.75	)(e)	(3.37)	—	(1.25)	(1.25)	$67.03	(4.87)%		1.53%	1.53%	(0.83)%	$35,449	792%
Year Ended July 31, 2007	$57.17	(0.31)		15.58		15.27	—	(0.79)	(0.79)	$71.65	26.84%		1.49%	1.49%	(0.47)%	$83,156	632%
January 1, 2006 through July 31, 2006	$62.70	(0.30)		(5.23)		(5.53)	—	—	—	$57.17	(8.82	)%(d)	1.44%	1.44%	(0.83)%	$16,800	364	%(d)
Year Ended December 31, 2005	$62.52	(0.46)		(0.82)		0.36	(0.18)	—	(0.18)	$62.70	0.57%		1.40%	1.40%	(0.76)%	$47,767	671%
Year Ended December 31, 2004	$57.01	(0.05)		5.56		5.51	—	—	—	$62.52	9.67%		1.37%	1.37%	(0.08)%	$94,630	1,147%
Year Ended December 31, 2003	$40.01	(0.62)		19.50		18.88	—	(1.88)	(1.88)	$57.01	47.17%		1.59%	1.59%	(1.30)%	$90,699	868%
Service Class
Six Months Ended January 31, 2009 (unaudited)	$61.96	(0.51)		(22.35)		(22.86)	—	—	—	$39.10	(36.89	)%(d)	2.59%	2.59%	(1.91)%	$1,545	604	%(d)
Year Ended July 31, 2008	$66.98	(1.28)		(2.49	)(e)	(3.77)	—	(1.25)	(1.25)	$61.96	(5.81)%		2.53%	2.53%	(1.83)%	$4,937	792%
Year Ended July 31, 2007	$54.01	(0.94)		14.70		13.76	—	(0.79)	(0.79)	$66.98	25.60%		2.49%	2.49%	(1.47)%	$2,912	632%
January 1, 2006 through July 31, 2006	$59.58	(0.65)		(4.92)		(5.57)	—	—	—	$54.01	(9.35	)%(d)	2.44%	2.44%	(1.83)%	$1,490	364	%(d)
Year Ended December 31, 2005	$59.89	(1.04)		0.73		(0.31)	—	—	—	$59.58	(0.52)%		2.40%	2.40%	(1.76)%	$12,384	671%
Year Ended December 31, 2004	$55.13	(0.60)		5.36		4.76	—	—	—	$59.89	8.63%		2.37%	2.37%	(1.08)%	$50,708	1,147%
Year Ended December 31, 2003	$39.11	(1.09)		18.99		17.90	—	(1.88)	(1.88)	$55.13	45.75%		2.59%	2.59%	(2.30)%	$7,324	868%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Large-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$40.45	0.34	(15.67)	(15.33)	(0.49)	—	(0.49)	$24.63	(38.03	)%(d)	1.95%	1.91%	2.13%	$4,799	647	%(d)
Year Ended July 31, 2008	$54.91	0.49	(9.27)	(8.78)	(0.13)	(5.55)	(5.68)	$40.45	(17.59)%		1.75%	1.75%	1.02%	$10,916	596%
Year Ended July 31, 2007	$48.46	0.51	6.17	6.68	(0.23)	—	(0.23)	$54.91	13.79%		1.52%	1.52%	0.96%	$14,369	267%
January 1, 2006 through July 31, 2006	$45.51	0.20	2.75	2.95	—	—	—	$48.46	6.46	%(d)	1.47%	1.47%	0.72%	$167,346	270	%(d)
Year Ended December 31, 2005	$44.14	0.28	1.31	1.59	(0.22)	—	(0.22)	$45.51	3.61%		1.57%	1.57%	0.65%	$33,121	644%
Year Ended December 31, 2004	$39.12	0.19	4.87	5.06	(0.04)	—	(0.04)	$44.14	12.94%		1.57%	1.57%	0.48%	$37,163	715%
Year Ended December 31, 2003	$30.82	0.09	8.27	8.36	(0.06)	—	(0.06)	$39.12	27.11%		1.98%	1.86%	0.27%	$28,709	1,359%
Service Class
Six Months Ended January 31, 2009 (unaudited)	$38.61	0.18	(14.97)	(14.79)	(0.14)	—	(0.14)	$23.68	(38.36	)%(d)	2.95%	2.91%	1.13%	$2,126	647	%(d)
Year Ended July 31, 2008	$53.03	0.02	(8.89)	(8.87)	—	(5.55)	(5.55)	$38.61	(18.40)%		2.75%	2.75%	0.02%	$3,381	596%
Year Ended July 31, 2007	$47.07	(0.01)	5.97	5.96	—	—	—	$53.03	12.66%		2.52%	2.52%	(0.04)%	$5,124	267%
January 1, 2006 through July 31, 2006	$44.46	(0.07)	2.68	2.61	—	—	—	$47.07	5.85	%(d)	2.47%	2.47%	(0.28)%	$13,777	270	%(d)
Year Ended December 31, 2005	$43.35	(0.15)	1.26	1.11	—	—	—	$44.46	2.58%		2.57%	2.57%	(0.35)%	$3,977	644%
Year Ended December 31, 2004	$38.83	(0.21)	4.77	4.56	(0.04)	—	(0.04)	$43.35	11.75%		2.57%	2.57%	(0.52)%	$16,296	715%
Year Ended December 31, 2003	$30.81	(0.24)	8.26	8.02	—	—	—	$38.83	26.03%		2.98%	2.86%	(0.73)%	$1,909	1,359%

Large-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$37.89	(0.07)	(11.96)	(12.03)	—	—	—	$25.86	(31.72	)%(d)	2.04%	2.04%	(0.49)%	$26,082	199	%(d)
Year Ended July 31, 2008	$41.27	(0.13)	(3.25)	(3.38)	—	—	—	$37.89	(8.19)%		1.64%	1.64%	(0.32)%	$12,157	481%
Year Ended July 31, 2007	$37.44	(0.06)	5.37	5.31	—	(1.48)	(1.48)	$41.27	14.30%		1.58%	1.58%	(0.16)%	$99,531	625%
January 1, 2006 through July 31, 2006	$38.24	(0.15)	(0.65)	(0.80)	—	—	—	$37.44	(2.09	)%(d)	1.97%	1.95%	(0.69)%	$10,717	342	%(d)
Year Ended December 31, 2005	$37.62	(0.02)	0.64	0.62	—	—	—	$38.24	1.65%		1.55%	1.55%	(0.04)%	$12,975	1,287%
Year Ended December 31, 2004	$36.38	(0.02)	1.26	1.24	—	—	—	$37.62	3.41%		1.78%	1.78%	(0.07)%	$5,404	1,288%
Year Ended December 31, 2003	$30.48	(0.16)	7.03	6.87	—	(0.97)	(0.97)	$36.38	22.54%		1.80%	1.80%	(0.50)%	$3,674	438%
Service Class
Six Months Ended January 31, 2009 (unaudited)	$35.84	(0.22)	(11.27)	(11.49)	—	—	—	$24.35	(32.06	)%(d)	3.04%	3.04%	(1.49)%	$3,262	199	%(d)
Year Ended July 31, 2008	$39.44	(0.52)	(3.08)	(3.60)	—	—	—	$35.84	(9.13)%		2.64%	2.64%	(1.32)%	$5,542	481%
Year Ended July 31, 2007	$36.17	(0.46)	5.21	4.75	—	(1.48)	(1.48)	$39.44	13.23%		2.58%	2.58%	(1.16)%	$8,827	625%
January 1, 2006 through July 31, 2006	$37.14	(0.37)	(0.60)	(0.97)	—	—	—	$36.17	(2.61	)%(d)	2.97%	2.95%	(1.69)%	$2,271	342	%(d)
Year Ended December 31, 2005	$36.90	(0.38)	0.62	0.24	—	—	—	$37.14	0.65%		2.55%	2.55%	(1.04)%	$8,439	1,287%
Year Ended December 31, 2004	$36.05	(0.39)	1.24	0.85	—	—	—	$36.90	2.36%		2.78%	2.78%	(1.07)%	$15,659	1,288%
Year Ended December 31, 2003	$30.46	(0.49)	7.05	6.56	—	(0.97)	(0.97)	$36.05	21.54%		2.80%	2.80%	(1.50)%	$2,525	438%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Mid-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$40.93	0.11		(15.33)	(15.22)	—		—	—	$25.71	(37.19	)%(d)	1.93%	1.93%	0.71%	$9,943	438	%(d)
Year Ended July 31, 2008	$47.54	0.03	(e)	(5.19)	(5.16)	—	(f)	(1.45)	(1.45)	$40.93	(11.07)%		1.80%	1.78%	0.06%	$20,465	903%
Year Ended July 31, 2007	$42.42	0.19		5.32	5.51	(0.07)		(0.32)	(0.39)	$47.54	13.01%		1.50%	1.50%	0.41%	$7,060	445%
January 1, 2006 through July 31, 2006	$40.98	0.08		1.36	1.44	—		—	—	$42.42	3.51	%(d)	1.52%	1.52%	0.32%	$13,469	247	%(d)
Year Ended December 31, 2005	$38.92	0.08		3.66	3.74	(0.05)		(1.63)	(1.68)	$40.98	9.58%		1.50%	1.50%	0.19%	$32,204	520%
Year Ended December 31, 2004	$33.39	0.06		5.47	5.53	—		—	—	$38.92	16.56%		1.40%	1.40%	0.17%	$53,337	631%
Year Ended December 31, 2003	$24.78	0.02		8.59	8.61	—	(f)	—	— (f)	$33.39	34.76%		1.80%	1.80%	0.05%	$101,345	600%
Service Class
Six Months Ended January 31, 2009 (unaudited)	$38.25	(0.04	)(e)	(14.30)	(14.34)	—		—	—	$23.91	(37.49	)%(d)	2.93%	2.93%	(0.29)%	$1,185	438	%(d)
Year Ended July 31, 2008	$44.98	(0.38)		(4.90)	(5.28)	—		(1.45)	(1.45)	$38.25	(11.97)%		2.80%	2.78%	(0.94)%	$3,280	903%
Year Ended July 31, 2007	$40.49	(0.25)		5.06	4.81	—		(0.32)	(0.32)	$44.98	11.87%		2.50%	2.50%	(0.59)%	$3,473	445%
January 1, 2006 through July 31, 2006	$39.33	(0.16)		1.32	1.16	—		—	—	$40.49	2.95	%(d)	2.52%	2.52%	(0.68)%	$9,112	247	%(d)
Year Ended December 31, 2005	$37.72	(0.31)		3.55	3.24	—		(1.63)	(1.63)	$39.33	8.56%		2.50%	2.50%	(0.81)%	$5,021	520%
Year Ended December 31, 2004	$32.70	(0.29)		5.31	5.02	—		—	—	$37.72	15.35%		2.40%	2.40%	(0.83)%	$34,003	631%
Year Ended December 31, 2003	$24.49	(0.27)		8.48	8.21	—		—	—	$32.70	33.52%		2.80%	2.80%	(0.95)%	$11,151	600%

Mid-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$37.81	(0.24)		(14.35)	(14.51)	—		—	—	$23.30	(38.38	)%(d)	2.23%	2.23%	(1.56)%	$1,862	353	%(d)
Year Ended July 31, 2008	$42.26	(0.46)		(0.57)	(1.03)	—		(3.42)	(3.42)	$37.81	(2.80)%		1.74%	1.74%	(1.14)%	$30,265	1,331%
Year Ended July 31, 2007	$36.36	(0.23)		6.15	5.92	—		(0.02)	(0.02)	$42.26	16.28%		1.45%	1.45%	(0.55)%	$16,908	612%
January 1, 2006 through July 31, 2006	$37.47	(0.22)		(0.89)	(1.11)	—		—	—	$36.36	(2.96	)%(d)	1.53%	1.53%	(0.97)%	$3,330	384	%(d)
Year Ended December 31, 2005	$33.63	(0.25)		4.09	3.84	—		—	—	$37.47	11.42%		1.59%	1.59%	(0.71)%	$37,804	918%
Year Ended December 31, 2004	$30.25	(0.32)		3.70	3.38	—		—	—	$33.63	11.17%		1.78%	1.78%	(1.03)%	$22,494	1,293%
Year Ended December 31, 2003	$23.87	(0.35)		6.73	6.38	—		—	—	$30.25	26.73%		2.12%	1.95%	(1.28)%	$5,462	2,235%
Service Class
Six Months Ended January 31, 2009 (unaudited)	$35.10	(0.39)		(13.24)	(13.63)	—		—	—	$21.47	(38.83	)%(d)	3.23%	3.23%	(2.56)%	$2,886	353	%(d)
Year Ended July 31, 2008	$39.83	(0.91)		(0.47)	(1.31)	—		(3.42)	(3.42)	$35.10	(3.73)%		2.74%	2.74%	(2.14)%	$7,802	1,331%
Year Ended July 31, 2007	$34.61	(0.61)		5.85	5.24	—		(0.02)	(0.02)	$39.83	15.14%		2.45%	2.45%	(1.55)%	$8,550	612%
January 1, 2006 through July 31, 2006	$35.89	(0.43)		(0.85)	(1.28)	—		—	—	$34.61	(3.57	)%(d)	2.53%	2.53%	(1.97)%	$4,512	384	%(d)
Year Ended December 31, 2005	$32.54	(0.58)		3.93	3.35	—		—	—	$35.89	10.29%		2.59%	2.59%	(1.71)%	$14,950	918%
Year Ended December 31, 2004	$29.58	(0.62)		3.58	2.96	—		—	—	$32.54	10.01%		2.78%	2.78%	(2.03)%	$9,254	1,293%
Year Ended December 31, 2003	$23.59	(0.61)		6.60	5.99	—		—	—	$29.58	25.39%		3.12%	2.95%	(2.28)%	$991	2,235%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	Amount is less than $0.005.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Small-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$40.92	0.14		(15.02)	(14.88)	(0.30)	—	(0.30)	$25.74	(36.45	)%(d)	1.60%	1.51%	0.76%	$13,890	470	%(d)
Year Ended July 31, 2008	$48.10	(0.04)		(6.09)	(6.13)	(0.01)	(1.04)	(1.05)	$40.92	(12.86)%		2.04%	1.49%	(0.09)%	$7,883	1,567%
Year Ended July 31, 2007	$43.28	0.06		4.76	4.82	—	—	—	$48.10	11.14%		1.73%	1.55%	0.12%	$3,663	865%
January 1, 2006 through July 31, 2006	$41.33	(0.02)		1.97	1.95	—	—	—	$43.28	4.69	%(d)	1.59%	1.58%	(0.06)%	$5,991	443	%(d)
Year Ended December 31, 2005	$39.85	(0.16)		1.64	1.48	—	—	—	$41.33	3.74%		1.59%	1.59%	(0.41)%	$15,112	761%
Year Ended December 31, 2004	$33.16	(0.03)		6.87	6.84	—	(0.15)	(0.15)	$39.85	20.62%		1.46%	1.46%	(0.09)%	$155,891	525%
Year Ended December 31, 2003	$24.61	(0.17)		8.77	8.60	—	(0.05)	(0.05)	$33.16	34.95%		1.73%	1.73%	(0.59)%	$123,119	652%
Service Class
Six Months Ended January 31, 2009 (unaudited)	$38.09	(0.02	)(e)	(13.99)	(14.01)	—	—	—	$24.08	(36.78	)%(d)	2.60%	2.51%	(0.24)%	$1,131	470	%(d)
Year Ended July 31, 2008	$45.32	(0.45)		(5.74)	(6.19)	—	(1.04)	(1.04)	$38.09	(13.80)%		3.04%	2.49%	(1.09)%	$1,452	1,567%
Year Ended July 31, 2007	$41.20	(0.40)		4.52	4.12	—	—	—	$45.32	10.00%		2.73%	2.55%	(0.88)%	$2,555	865%
January 1, 2006 through July 31, 2006	$39.57	(0.26)		1.89	1.63	—	—	—	$41.20	4.09	%(d)	2.59%	2.58%	(1.06)%	$7,470	443	%(d)
Year Ended December 31, 2005	$38.50	(0.54)		1.61	1.07	—	—	—	$39.57	2.81%		2.59%	2.59%	(1.41)%	$11,342	761%
Year Ended December 31, 2004	$32.38	(0.38)		6.65	6.27	—	(0.15)	(0.15)	$38.50	19.36%		2.46%	2.46%	(1.09)%	$32,029	525%
Year Ended December 31, 2003	$24.29	(0.45)		8.59	8.14	—	(0.05)	(0.05)	$32.38	33.52%		2.73%	2.73%	(1.59)%	$14,444	652%

Small-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$39.16	(0.15)		(14.86)	(15.01)	—	—	—	$24.15	(38.33	)%(d)	2.01%	1.53%	(0.89)%	$2,453	381	%(d)
Year Ended July 31, 2008	$44.76	(0.40)		(2.39)	(2.79)	—	(2.81)	(2.81)	$39.16	(6.48)%		1.93%	1.49%	(0.95)%	$20,822	764%
Year Ended July 31, 2007	$39.36	(0.47)		5.87	5.40	—	—	—	$44.76	13.72%		1.62%	1.56%	(1.07)%	$8,130	732%
January 1, 2006 through July 31, 2006	$38.96	(0.30)		0.70	0.40	—	—	—	$39.36	1.00	%(d)	1.61%	1.61%	(1.24)%	$8,272	369	%(d)
Year Ended December 31, 2005	$36.28	(0.29)		2.97	2.68	—	—	—	$38.96	7.41%		1.55%	1.55%	(0.79)%	$20,799	628%
Year Ended December 31, 2004	$30.20	(0.33)		6.41	6.08	—	—	—	$36.28	20.13%		1.59%	1.59%	(1.00)%	$103,113	854%
Year Ended December 31, 2003	$22.47	(0.29)		8.07	7.78	—	(0.05)	(0.05)	$30.20	34.64%		1.80%	1.80%	(1.16)%	$16,890	1,184%
Service Class
Six Months Ended January 31, 2009 (unaudited)	$36.54	(0.31)		(13.81)	(14.12)	—	—	—	$22.42	(38.64	)%(d)	3.01%	2.53%	(1.89)%	$2,049	381	%(d)
Year Ended July 31, 2008	$42.36	(0.80)		(2.21)	(3.01)	—	(2.81)	(2.81)	$36.54	(7.41)%		2.93%	2.49%	(1.95)%	$4,677	764%
Year Ended July 31, 2007	$37.65	(0.88)		5.59	4.71	—	—	—	$42.36	12.51%		2.62%	2.56%	(2.07)%	$4,843	732%
January 1, 2006 through July 31, 2006	$37.49	(0.53)		0.69	0.16	—	—	—	$37.65	0.43	%(d)	2.61%	2.61%	(2.24)%	$3,022	369	%(d)
Year Ended December 31, 2005	$35.24	(0.65)		2.90	2.25	—	—	—	$37.49	6.38%		2.55%	2.55%	(1.79)%	$9,510	628%
Year Ended December 31, 2004	$29.64	(0.66)		6.26	5.60	—	—	—	$35.24	18.89%		2.59%	2.59%	(2.00)%	$43,438	854%
Year Ended December 31, 2003	$22.27	(0.55)		7.97	7.42	—	(0.05)	(0.05)	$29.64	33.33%		2.80%	2.80%	(2.16)%	$8,423	1,184%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets						Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)		Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Europe 30 ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$17.36	0.02		(7.54)	(7.52)	(0.16)	(0.27)	(0.43)	$9.41	(43.50	)%(e)	2.12%		1.94%		0.40%		$3,135	801	%(e)
Year Ended July 31, 2008	$20.45	0.24		(1.83)	(1.59)	(1.50)	—	(1.50)	$17.36	(8.74)%		1.67%		1.66%		1.16%		$6,553	1,791%
Year Ended July 31, 2007	$17.21	0.24		3.00	3.24	— (d)	—	— (d)	$20.45	18.83%		1.37%		1.37%		1.23%		$18,757	968%
January 1, 2006 through July 31, 2006	$16.00	0.25		0.96	1.21	—	—	—	$17.21	7.56	%(e)	1.44%		1.43%		2.49%		$15,318	533	%(e)
Year Ended December 31, 2005	$14.88	0.06		1.07	1.13	(0.01)	—	(0.01)	$16.00	7.60%		1.51%		1.51%		0.38%		$49,583	800%
Year Ended December 31, 2004	$12.97	0.02		1.89	1.91	— (d)	—	— (d)	$14.88	14.76%		1.56%		1.56%		0.12%		$43,254	742%
Year Ended December 31, 2003	$9.43	0.06		3.51	3.57	(0.03)	—	(0.03)	$12.97	37.81%		1.79%		1.78%		0.52%		$23,377	1,593%
Service Class
Six Months Ended January 31, 2009 (unaudited)	$17.64	(0.04	)(f)	(7.67)	(7.71)	—	(0.27)	(0.27)	$9.66	(43.79	)%(e)	3.12%		2.94%		(0.60)%		$546	801	%(e)
Year Ended July 31, 2008	$20.56	0.04		(1.88)	(1.84)	(1.08)	—	(1.08)	$17.64	(9.66)%		2.67%		2.66%		0.16%		$1,666	1,791%
Year Ended July 31, 2007	$17.45	0.05		3.06	3.11	—	—	—	$20.56	17.82%		2.37%		2.37%		0.23%		$2,610	968%
January 1, 2006 through July 31, 2006	$16.32	0.15		0.98	1.13	—	—	—	$17.45	6.92	%(e)	2.44%		2.43%		1.49%		$2,190	533	%(e)
Year Ended December 31, 2005	$15.31	(0.09)		1.10	1.01	—	—	—	$16.32	6.60%		2.51%		2.51%		(0.62)%		$2,954	800%
Year Ended December 31, 2004	$13.46	(0.12)		1.97	1.85	— (d)	—	— (d)	$15.31	13.78%		2.54%		2.54%		(0.86)%		$12,995	742%
Year Ended December 31, 2003	$9.85	(0.05)		3.66	3.61	—	—	—	$13.46	36.65%		2.79%		2.78%		(0.48)%		$11,105	1,593%

UltraBull ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$50.82	0.09		(32.05)	(31.96)	(0.17)	—	(0.17)	$18.69	(62.95	)%(e)	1.64%		1.64%		0.61%		$70,730	172	%(e)
Year Ended July 31, 2008	$72.29	0.56		(20.55)	(19.99)	(1.48)	—	(1.48)	$50.82	(28.23)%		1.50%		1.50%		0.87%		$94,384	350%
Year Ended July 31, 2007	$58.16	0.69		13.49	14.18	(0.05)	—	(0.05)	$72.29	24.38%		1.45%		1.45%		0.98%		$147,984	370%
January 1, 2006 through July 31, 2006	$57.26	0.25		0.65	0.90	—	—	—	$58.16	1.59	%(e)	1.45%		1.45%		0.73%		$147,570	418	%(e)
Year Ended December 31, 2005	$55.82	0.22		1.36	1.58	(0.14)	—	(0.14)	$57.26	2.84%		1.44%		1.44%		0.41%		$136,495	648%
Year Ended December 31, 2004	$47.52	0.22		8.23	8.45	(0.15)	—	(0.15)	$55.82	17.75%		1.44%		1.44%		0.44%		$163,474	447%
Year Ended December 31, 2003	$30.64	(0.07)		16.95	16.88	—	—	—	$47.52	55.09%		1.70%		1.70%		(0.18)%		$123,782	723%
Service Class
Six Months Ended January 31, 2009 (unaudited)	$46.70	(0.03	)(f)	(29.44)	(29.47)	(0.04)	—	(0.04)	$17.19	(63.13	)%(e)	2.64%		2.64%		(0.39)%		$9,209	172	%(e)
Year Ended July 31, 2008	$66.58	(0.04	)(f)	(19.03)	(19.07)	(0.81)	—	(0.81)	$46.70	(28.96)%		2.50%		2.50%		(0.13)%		$9,534	350%
Year Ended July 31, 2007	$54.03	0.04		12.51	12.55	—	—	—	$66.58	23.23%		2.45%		2.45%		(0.02)%		$11,082	370%
January 1, 2006 through July 31, 2006	$53.50	(0.07)		0.60	0.53	—	—	—	$54.03	1.01	%(e)	2.45%		2.45%		(0.27)%		$14,081	418	%(e)
Year Ended December 31, 2005	$52.55	(0.29)		1.24	0.95	—	—	—	$53.50	1.81%		2.44%		2.44%		(0.59)%		$25,129	648%
Year Ended December 31, 2004	$45.09	(0.15	)(g)	7.76	7.61	(0.15)	—	(0.15)	$52.55	16.84	%(g)	2.23	%(g)	2.23	%(g)	(0.35	)%(g)	$17,931	447%
Year Ended December 31, 2003	$29.40	(0.41)		16.10	15.69	—	—	—	$45.09	53.37%		2.70%		2.70%		(1.18)%		$13,068	723%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)

The per share and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraBull ProFund Service Class expense ratio was a reduction of 0.21%.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraMid-Cap ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$42.88	(0.03)		(28.95)	(28.98)	(0.01)	(0.01)	$13.89	(67.60	)%(d)	1.74%	1.74%	(0.29)%	$21,297	271	%(d)
Year Ended July 31, 2008	$52.65	0.16		(9.54)	(9.38)	(0.39)	(0.39)	$42.88	(17.94)%		1.54%	1.54%	0.34%	$50,581	348%
Year Ended July 31, 2007	$42.52	0.33		10.18	10.51	(0.38)	(0.38)	$52.65	24.78%		1.46%	1.46%	0.63%	$84,108	334%
January 1, 2006 through July 31, 2006	$43.66	0.17		(1.31)	(1.14)	—	—	$42.52	(2.61	)%(d)	1.47%	1.47%	0.64%	$82,224	219	%(d)
Year Ended December 31, 2005	$36.84	0.06		6.76	6.82	— (e)	— (e)	$43.66	18.52%		1.49%	1.49%	0.16%	$122,419	402%
Year Ended December 31, 2004	$28.67	(0.10)		8.27	8.17	—	—	$36.84	28.50%		1.51%	1.51%	(0.33)%	$86,392	395%
Year Ended December 31, 2003	$16.95	(0.16)		11.88	11.72	—	—	$28.67	69.14%		1.87%	1.86%	(0.75)%	$55,368	684%
Service Class
Six Months Ended January 31, 2009 (unaudited)	$40.09	(0.14)		(27.02)	(27.16)	—	—	$12.93	(67.75	)%(d)	2.74%	2.74%	(1.29)%	$3,804	271	%(d)
Year Ended July 31, 2008	$49.36	(0.31	)(f)	(8.96)	(9.27)	—	—	$40.09	(18.76)%		2.54%	2.54%	(0.66)%	$4,747	348%
Year Ended July 31, 2007	$39.93	(0.17)		9.60	9.43	—	—	$49.36	23.59%		2.46%	2.46%	(0.37)%	$9,209	334%
January 1, 2006 through July 31, 2006	$41.26	(0.08)		(1.25)	(1.33)	—	—	$39.93	(3.20	)%(d)	2.47%	2.47%	(0.36)%	$4,886	219	%(d)
Year Ended December 31, 2005	$35.17	(0.31)		6.40	6.09	—	—	$41.26	17.29%		2.49%	2.49%	(0.84)%	$8,406	402%
Year Ended December 31, 2004	$27.65	(0.39)		7.91	7.52	—	—	$35.17	27.20%		2.49%	2.49%	(1.31)%	$11,245	395%
Year Ended December 31, 2003	$16.48	(0.37)		11.54	11.17	—	—	$27.65	67.78%		2.87%	2.86%	(1.75)%	$6,814	684%

UltraSmall-Cap ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$23.26	(0.03)		(15.74)	(15.77)	(0.01)	(0.01)	$7.48	(67.82	)%(d)	1.68%	1.68%	(0.41)%	$27,223	43	%(d)
Year Ended July 31, 2008	$29.82	0.07		(6.61)	(6.54)	(0.02)	(0.02)	$23.26	(21.93)%		1.49%	1.49%	0.28%	$56,505	142%
Year Ended July 31, 2007	$26.21	0.24		3.42	3.66	(0.05)	(0.05)	$29.82	13.94%		1.42%	1.42%	0.78%	$124,568	182%
January 1, 2006 through July 31, 2006	$25.36	0.11		0.74	0.85	—	—	$26.21	3.35	%(d)	1.39%	1.39%	0.64%	$162,346	27	%(d)
Year Ended December 31, 2005	$25.46	0.14		(0.12)	0.02	(0.12)	(0.12)	$25.36	0.07%		1.41%	1.41%	0.60%	$147,564	481%
Year Ended December 31, 2004	$19.29	(0.04)		6.21	6.17	—	—	$25.46	31.99%		1.40%	1.40%	(0.17)%	$330,905	339%
Year Ended December 31, 2003	$9.62	(0.07)		9.74	9.67	—	—	$19.29	100.52%		1.76%	1.76%	(0.49)%	$133,404	387%
Service Class
Six Months Ended January 31, 2009 (unaudited)	$21.53	(0.09)		(14.55)	(14.64)	—	—	$6.89	(68.00	)%(d)	2.68%	2.68%	(1.41)%	$1,536	43	%(d)
Year Ended July 31, 2008	$27.87	(0.17	)(f)	(6.17)	(6.34)	—	—	$21.53	(22.75)%		2.49%	2.49%	(0.72)%	$3,355	142%
Year Ended July 31, 2007	$24.70	(0.05)		3.22	3.17	—	—	$27.87	12.83%		2.42%	2.42%	(0.22)%	$7,170	182%
January 1, 2006 through July 31, 2006	$24.05	(0.05)		0.70	0.65	—	—	$24.70	2.70	%(d)	2.39%	2.39%	(0.36)%	$9,110	27	%(d)
Year Ended December 31, 2005	$24.28	(0.09)		(0.14)	(0.23)	—	—	$24.05	(0.95)%		2.41%	2.41%	(0.40)%	$15,655	481%
Year Ended December 31, 2004	$18.57	(0.23)		5.94	5.71	—	—	$24.28	30.75%		2.38%	2.38%	(1.15)%	$30,658	339%
Year Ended December 31, 2003	$9.37	(0.21)		9.41	9.20	—	—	$18.57	98.19%		2.76%	2.76%	(1.49)%	$17,036	387%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets						Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)		Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraDow 30 ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$31.25	0.07		(17.62)	(17.55)	(0.18)	—	(0.18)	$13.52	(56.23	)%(d)	1.73%		1.73%		0.72%		$15,514	178	%(d)
Year Ended July 31, 2008	$44.69	0.52		(13.65)	(13.13)	(0.15)	(0.16)	(0.31)	$31.25	(29.58)%		1.55%		1.55%		1.27%		$22,668	282%
Year Ended July 31, 2007	$33.43	0.60		10.93	11.53	(0.13)	(0.14)	(0.27)	$44.69	34.58%		1.47%		1.47%		1.45%		$39,544	525%
January 1, 2006 through July 31, 2006	$31.67	0.24		1.52	1.76	—	—	—	$33.43	5.56	%(d)	1.49%		1.49%		1.26%		$20,403	995	%(d)
Year Ended December 31, 2005	$33.00	0.32		(1.36)	(1.04)	(0.29)	—	(0.29)	$31.67	(3.16)%		1.51%		1.51%		1.03%		$25,747	458%
Year Ended December 31, 2004	$31.29	0.14		1.60	1.74	(0.03)	—	(0.03)	$33.00	5.57%		1.49%		1.49%		0.45%		$47,100	825%
Year Ended December 31, 2003	$20.73	(0.02)		10.60	10.58	—	(0.02)	(0.02)	$31.29	51.02%		1.88%		1.88%		(0.08)%		$31,023	1,798%
Service Class
Six Months Ended January 31, 2009 (unaudited)	$29.98	(0.03	)(e)	(16.88)	(16.91)	(0.04)	—	(0.04)	$13.03	(56.44	)%(d)	2.73%		2.73%		(0.28)%		$1,475	178	%(d)
Year Ended July 31, 2008	$43.18	0.14		(13.18)	(13.04)	—	(0.16)	(0.16)	$29.98	(30.31)%		2.55%		2.55%		0.27%		$2,693	282%
Year Ended July 31, 2007	$32.52	0.21		10.59	10.80	—	(0.14)	(0.14)	$43.18	33.25%		2.47%		2.47%		0.45%		$3,475	525%
January 1, 2006 through July 31, 2006	$31.01	0.06		1.45	1.51	—	—	—	$32.52	4.90	%(d)	2.49%		2.49%		0.26%		$4,794	995	%(d)
Year Ended December 31, 2005	$32.37	0.01		(1.32)	(1.31)	(0.05)	—	(0.05)	$31.01	(4.08)%		2.51%		2.51%		0.03%		$6,498	458%
Year Ended December 31, 2004	$30.97	(0.16)		1.59	1.43	(0.03)	—	(0.03)	$32.37	4.62%		2.49%		2.49%		(0.55)%		$7,283	825%
Year Ended December 31, 2003	$20.68	(0.26)		10.57	10.31	—	(0.02)	(0.02)	$30.97	49.84%		2.88%		2.88%		(1.08)%		$9,959	1,798%

UltraNASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$24.40	(0.07)		(15.92)	(15.99)	—	—	—	$8.41	(65.53	)%(d)	1.60%		1.60%		(0.92)%		$67,745	193	%(d)
Year Ended July 31, 2008	$29.66	(0.14)		(5.12)	(5.26)	—	—	—	$24.40	(17.73)%		1.46%		1.46%		(0.48)%		$181,556	291%
Year Ended July 31, 2007	$19.59	(0.08)		10.15	10.07	—	—	—	$29.66	51.40%		1.40%		1.40%		(0.30)%		$248,250	156%
January 1, 2006 through July 31, 2006	$24.44	(0.07)		(4.78)	(4.85)	—	—	—	$19.59	(19.84	)%(d)	1.37%		1.37%		(0.51)%		$254,137	131	%(d)
Year Ended December 31, 2005	$25.20	(0.11)		(0.65)	(0.76)	—	—	—	$24.44	(3.02)%		1.38%		1.38%		(0.47)%		$370,835	157%
Year Ended December 31, 2004	$21.84	(0.03)		3.39	3.36	—	—	—	$25.20	15.38%		1.37%		1.37%		(0.14)%		$530,240	159%
Year Ended December 31, 2003	$10.79	(0.20)		11.25	11.05	—	—	—	$21.84	102.41%		1.56%		1.56%		(1.23)%		$449,308	231%
Service Class
Six Months Ended January 31, 2009 (unaudited)	$22.28	(0.13)		(14.50)	(14.63)	—	—	—	$7.65	(65.66	)%(d)	2.60%		2.60%		(1.92)%		$3,651	193	%(d)
Year Ended July 31, 2008	$27.34	(0.40)		(4.66)	(5.06)	—	—	—	$22.28	(18.51)%		2.46%		2.46%		(1.48)%		$10,493	291%
Year Ended July 31, 2007	$18.24	(0.32)		9.42	9.10	—	—	—	$27.34	49.89%		2.40%		2.40%		(1.30)%		$14,774	156%
January 1, 2006 through July 31, 2006	$22.88	(0.20)		(4.44)	(4.64)	—	—	—	$18.24	(20.28	)%(d)	2.37%		2.37%		(1.51)%		$21,779	131	%(d)
Year Ended December 31, 2005	$23.83	(0.32)		(0.63)	(0.95)	—	—	—	$22.88	(3.99)%		2.38%		2.38%		(1.47)%		$33,407	157%
Year Ended December 31, 2004	$20.59	0.02	(f)	3.22	3.24	—	—	—	$23.83	15.74	%(f)	1.11	%(f)	1.11	%(f)	0.12	%(f)	$34,534	159%
Year Ended December 31, 2003	$10.28	(0.35)		10.66	10.31	—	—	—	$20.59	100.29%		2.56%		2.56%		(2.23)%		$30,497	231%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)

The per share and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraNASDAQ-100ProFund Service Class expense ratio was a reduction of 1.26%.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraInternational ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$25.09	(0.06)		(18.18)	(18.24)	(0.09)	—	(0.09)	$6.76	(72.78	)%(e)	1.97%	1.97%	(0.99)%	$6,421	—
Year Ended July 31, 2008	$36.45	0.79		(11.86)	(11.07)	(0.29)	—	(0.29)	$25.09	(30.59)%		1.58%	1.58%	2.33%	$14,995	—
Year Ended July 31, 2007	$27.55	1.30		8.14	9.44	(0.32)	(0.22)	(0.54)	$36.45	34.38%		1.48%	1.48%	3.72%	$35,554	—
April 19, 2006 through July 31, 2006(d)	$30.00	0.26		(2.71)	(2.45)	—	—	—	$27.55	(8.17	)%(e)	2.34%	1.93%	3.33%	$7,994	—
Service Class
Six Months Ended January 31, 2009 (unaudited)	$24.77	(0.12)		(17.94)	(18.06)	—	—	—	$6.71	(72.91	)%(e)	2.97%	2.97%	(1.99)%	$362	—
Year Ended July 31, 2008	$36.06	0.45		(11.74)	(11.29)	—	—	—	$24.77	(31.31)%		2.58%	2.58%	1.33%	$5,049	—
Year Ended July 31, 2007	$27.47	0.95		8.11	9.06	(0.25)	(0.22)	(0.47)	$36.06	33.10%		2.48%	2.48%	2.72%	$6,007	—
April 19, 2006 through July 31, 2006(d)	$30.00	0.18		(2.71)	(2.53)	—	—	—	$27.47	(8.43	)%(e)	3.34%	2.93%	2.33%	$1,149	—

UltraEmerging Markets ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$29.73	0.03		(23.40)	(23.37)	(0.27)	—	(0.27)	$6.09	(78.72	)%(e)	1.64%	1.64%	0.52%	$52,474	42	%(e)
Year Ended July 31, 2008	$45.85	1.10		(2.42)	(1.32)	(0.62)	(14.18)	(14.80)	$29.73	(11.04)%		1.44%	1.44%	2.51%	$123,040	381	%(f)
Year Ended July 31, 2007	$24.09	1.38		20.68	22.06	(0.30)	—	(0.30)	$45.85	91.96%		1.37%	1.37%	3.89%	$243,763	—
April 19, 2006 through July 31, 2006(d)	$30.00	0.26		(6.17)	(5.91)	—	—	—	$24.09	(19.70	)%(e)	1.51%	1.51%	3.97%	$79,136	—
Service Class
Six Months Ended January 31, 2009 (unaudited)	$29.09	(0.03	)(g)	(22.91)	(22.94)	— (h)	—	— (h)	$6.15	(78.86	)%(e)	2.64%	2.64%	(0.48)%	$2,238	42	%(e)
Year Ended July 31, 2008	$45.31	0.67		(2.35)	(1.68)	(0.36)	(14.18)	(14.54)	$29.09	(11.93)%		2.44%	2.44%	1.51%	$9,848	381	%(f)
Year Ended July 31, 2007	$24.02	1.01		20.51	21.52	(0.23)	—	(0.23)	$45.31	89.91%		2.37%	2.37%	2.89%	$11,471	—
April 19, 2006 through July 31, 2006(d)	$30.00	0.19		(6.17)	(5.98)	—	—	—	$24.02	(19.93	)%(e)	2.51%	2.51%	2.97%	$1,310	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Commencement of operations
(e)	Not annualized for periods less than one year.
(f)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of equity securities.
(g)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(h)	Amount is less than $0.005.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraLatin America ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$27.80	—	(d)	(23.87)	(23.87)	(0.05)	—	(0.05)	$3.88	(85.87	)%(f)	2.11%	2.11%		(0.14)%	$13,556	336	%(f)
October 16, 2007 through July 31, 2008(e)	$30.00	0.19		(1.83)	(1.64)	(0.07)	(0.49)	(0.56)	$27.80	(5.47	)%(f)	1.66%	1.66	%(g)	0.75%	$28,156	685	%(f)
Service Class
Six Months Ended January 31, 2009 (unaudited)	$27.66	(0.03)		(23.75)	(23.78)	— (d)	—	— (d)	$3.88	(85.96	)%(f)	3.11%	3.11%		(1.14)%	$3,767	336	%(f)
October 16, 2007 through July 31, 2008(e)	$30.00	(0.07	)(h)	(1.73)	(1.80)	(0.05)	(0.49)	(0.54)	$27.66	(6.00	)%(f)	2.66%	2.66	%(g)	(0.25)%	$2,557	685	%(f)

UltraChina ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$19.09	0.02		(15.03)	(15.01)	(0.02)	—	(0.02)	$4.06	(78.63	)%(f)	2.16%	1.96%		0.48%	$12,278	215	%(f)
February 4, 2008 through July 31, 2008(e)	$30.00	0.04		(10.95)	(10.91)	—	—	—	$19.09	(36.37	)%(f)	2.15%	1.95%		0.36%	$12,374	5	%(f)
Service Class
Six Months Ended January 31, 2009 (unaudited)	$18.99	(0.01	)(h)	(14.95)	(14.96)	—	—	—	$4.03	(78.78	)%(f)	3.16%	2.96%		(0.52)%	$2,017	215	%(f)
February 4, 2008 through July 31, 2008(e)	$30.00	(0.07	)(h)	(10.94)	(11.01)	—	—	—	$18.99	(36.70	)%(f)	3.15%	2.95%		(0.64)%	$574	5	%(f)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Amount is less than $0.005.
(e)	Commencement of operations
(f)	Not annualized for periods less than one year.
(g)

The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.64% and 2.64 for the Investor Class and Service Class, respectively, for the period ended July 31, 2008.

(h)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From								Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraJapan ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$24.74	(0.05)	(17.99)	(18.04)	(0.12)	—		—	(0.12)	$6.58	(73.04	)%(d)	1.80%	1.80%	(0.73)%	$16,236	—
Year Ended July 31, 2008	$47.88	0.69	(21.03)	(20.34)	(2.80)	—	(e)	—	(2.80)	$24.74	(44.16)%		1.66%	1.66%	2.09%	$63,590	—
Year Ended July 31, 2007	$58.53	1.87	12.42	14.29	(1.79)	—		(23.15)	(24.94)	$47.88	23.46%		1.57%	1.57%	3.34%	$111,087	—
January 1, 2006 through July 31, 2006	$64.64	0.63	(6.74)	(6.11)	—	—		—	—	$58.53	(9.45	)%(d)	1.54%	1.54%	1.67%	$196,279	—
Year Ended December 31, 2005	$33.92	(0.12)	30.84	30.72	—	—		—	—	$64.64	90.57%		1.55%	1.55%	(0.26)%	$416,150	—
Year Ended December 31, 2004	$30.91	(0.41)	3.42	3.01	—	—		—	—	$33.92	9.74%		1.65%	1.65%	(1.24)%	$48,512	—
Year Ended December 31, 2003	$20.93	(0.47)	10.45	9.98	—	—		—	—	$30.91	47.68%		1.95%	1.95%	(1.70)%	$42,203	—
Service Class
Six Months Ended January 31, 2009 (unaudited)	$23.24	(0.11)	(16.90)	(17.01)	—	—		—	—	$6.23	(73.19	)%(d)	2.80%	2.80%	(1.73)%	$439	—
Year Ended July 31, 2008	$44.57	0.36	(19.73)	(19.37)	(1.96)	—	(e)	—	(1.96)	$23.24	(44.74)%		2.66%	2.66%	1.09%	$1,103	—
Year Ended July 31, 2007	$55.85	1.34	11.77	13.11	(1.24)	—		(23.15)	(24.39)	$44.57	22.25%		2.57%	2.57%	2.34%	$4,915	—
January 1, 2006 through July 31, 2006	$62.06	0.27	(6.48)	(6.21)	—	—		—	—	$55.85	(10.01	)%(d)	2.54%	2.54%	0.67%	$6,939	—
Year Ended December 31, 2005	$32.88	(0.58)	29.76	29.18	—	—		—	—	$62.06	88.75%		2.55%	2.55%	(1.26)%	$31,412	—
Year Ended December 31, 2004	$30.27	(0.74)	3.35	2.61	—	—		—	—	$32.88	8.62%		2.63%	2.63%	(2.22)%	$1,478	—
Year Ended December 31, 2003	$20.69	(0.75)	10.33	9.58	—	—		—	—	$30.27	46.30%		2.95%	2.95%	(2.70)%	$932	—

Bear ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$29.15	(0.12)	9.34	9.22	(0.07)	—		(1.86)	(1.93)	$36.44	31.77	%(d)	1.61%	1.61%	(0.70)%	$62,491	—
Year Ended July 31, 2008	$26.32	0.39	3.28	3.67	(0.83)	(0.01)		—	(0.84)	$29.15	14.48%		1.56%	1.56%	1.41%	$157,729	—
Year Ended July 31, 2007	$29.96	1.02	(3.11)	(2.09)	(1.55)	—	(e)	—	(1.55)	$26.32	(6.91)%		1.56%	1.48%	3.80%	$38,299	—
January 1, 2006 through July 31, 2006	$29.85	0.55	(0.44)	0.11	—	—		—	—	$29.96	0.40	%(d)	1.57%	1.57%	3.20%	$52,504	—
Year Ended December 31, 2005	$30.82	0.50	(0.84)	(0.34)	(0.61)	(0.02)		—	(0.63)	$29.85	(1.11)%		1.56%	1.56%	1.60%	$30,002	—
Year Ended December 31, 2004	$34.19	(0.09)	(3.28)	(3.37)	—	—		—	—	$30.82	(9.86)%		1.51%	1.51%	(0.26)%	$26,624	—
Year Ended December 31, 2003	$45.26	(0.28)	(10.79)	(11.07)	—	—		—	—	$34.19	(24.46)%		1.73%	1.72%	(0.67)%	$23,150	—
Service Class
Six Months Ended January 31, 2009 (unaudited)	$30.02	(0.30)	9.60	9.30	—	—		(1.86)	(1.86)	$37.46	31.14	%(d)	2.61%	2.61%	(1.70)%	$4,570	—
Year Ended July 31, 2008	$26.57	0.11	3.42	3.53	(0.08)	—	(e)	—	(0.08)	$30.02	13.33%		2.56%	2.56%	0.41%	$2,797	—
Year Ended July 31, 2007	$28.82	0.75	(3.00)	(2.25)	—	—		—	—	$26.57	(7.81)%		2.56%	2.48%	2.80%	$2,079	—
January 1, 2006 through July 31, 2006	$28.87	0.38	(0.43)	(0.05)	—	—		—	—	$28.82	(0.17	)%(d)	2.57%	2.57%	2.20%	$12,469	—
Year Ended December 31, 2005	$29.48	0.20	(0.81)	(0.61)	—	—		—	—	$28.87	(2.07)%		2.56%	2.56%	0.60%	$3,400	—
Year Ended December 31, 2004	$33.02	(0.41)	(3.13)	(3.54)	—	—		—	—	$29.48	(10.72)%		2.50%	2.50%	(1.25)%	$1,266	—
Year Ended December 31, 2003	$44.15	(0.67)	(10.46)	(11.13)	—	—		—	—	$33.02	(25.21)%		2.73%	2.72%	(1.67)%	$4,613	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Short Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$16.40	(0.05)	5.06	5.01	(0.28)	(0.28)	$21.13	30.67	%(d)	1.70%	1.70%	(0.54)%	$26,187	—
Year Ended July 31, 2008	$16.48	0.35	0.40 (e)	0.75	(0.83)	(0.83)	$16.40	4.80%		1.62%	1.62%	2.13%	$10,935	—
Year Ended July 31, 2007	$18.58	0.62	(1.73)	(1.11)	(0.99)	(0.99)	$16.48	(5.72)%		1.58%	1.58%	3.70%	$25,758	—
January 1, 2006 through July 31, 2006	$19.05	0.35	(0.82)	(0.47)	—	—	$18.58	(2.47	)%(d)	1.52%	1.52%	3.37%	$50,983	—
Year Ended December 31, 2005	$20.23	0.32	(0.83)	(0.51)	(0.67)	(0.67)	$19.05	(2.52)%		1.51%	1.51%	1.54%	$18,384	—
Year Ended December 31, 2004	$24.35	(0.08)	(4.04)	(4.12)	—	—	$20.23	(16.92)%		1.51%	1.51%	(0.36)%	$10,318	—
Year Ended December 31, 2003	$37.31	(0.23)	(12.73)	(12.96)	—	—	$24.35	(34.74)%		1.77%	1.76%	(0.68)%	$32,575	—
Service Class
Six Months Ended January 31, 2009 (unaudited)	$17.30	(0.15)	5.35	5.20	—	—	$22.50	30.06	%(d)	2.70%	2.70%	(1.54)%	$2,075	—
Year Ended July 31, 2008	$17.25	0.18	0.46 (e)	0.64	(0.59)	(0.59)	$17.30	3.89%		2.62%	2.62%	1.13%	$1,241	—
Year Ended July 31, 2007	$18.50	0.45	(1.70)	(1.25)	—	—	$17.25	(6.76)%		2.58%	2.58%	2.70%	$992	—
January 1, 2006 through July 31, 2006	$19.10	0.25	(0.85)	(0.60)	—	—	$18.50	(3.14	)%(d)	2.52%	2.52%	2.37%	$2,084	—
Year Ended December 31, 2005	$19.78	0.12	(0.80)	(0.68)	—	—	$19.10	(3.44)%		2.51%	2.51%	0.54%	$287	—
Year Ended December 31, 2004	$24.02	(0.31)	(3.93)	(4.24)	—	—	$19.78	(17.65)%		2.51%	2.51%	(1.36)%	$533	—
Year Ended December 31, 2003	$37.06	(0.54)	(12.50)	(13.04)	—	—	$24.02	(35.19)%		2.77%	2.76%	(1.68)%	$7,761	—

Short NASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$15.29	(0.12)	5.22	5.10	(0.06)	(0.06)	$20.33	33.38	%(d)	2.07%	2.02%	(1.30)%	$9,130	—
Year Ended July 31, 2008	$16.24	0.29	0.08 (e)	0.37	(1.32)	(1.32)	$15.29	3.15%		1.74%	1.71%	1.85%	$11,365	—
Year Ended July 31, 2007	$20.91	0.71	(4.14)	(3.43)	(1.24)	(1.24)	$16.24	(16.68)%		1.54%	1.49%	3.93%	$12,814	—
January 1, 2006 through July 31, 2006	$18.69	0.38	1.84	2.22	—	—	$20.91	11.88	%(d)	1.50%	1.50%	3.34%	$103,936	—
Year Ended December 31, 2005	$18.70	0.30	(0.06)	0.24	(0.25)	(0.25)	$18.69	1.27%		1.52%	1.52%	1.54%	$31,722	—
Year Ended December 31, 2004	$21.10	(0.05)	(2.35)	(2.40)	—	—	$18.70	(11.33)%		1.51%	1.51%	(0.22)%	$6,604	—
Year Ended December 31, 2003	$33.69	(0.23)	(12.36)	(12.59)	—	—	$21.10	(37.37)%		1.88%	1.87%	(0.79)%	$12,538	—
Service Class
Six Months Ended January 31, 2009 (unaudited)	$15.33	(0.21)	5.21	5.00	—	—	$20.33	32.62	%(d)	3.07%	3.02%	(2.30)%	$1,078	—
Year Ended July 31, 2008	$15.96	0.13	0.12 (e)	0.25	(0.88)	(0.88)	$15.33	2.16%		2.74%	2.71%	0.85%	$479	—
Year Ended July 31, 2007	$20.35	0.54	(4.07)	(3.53)	(0.86)	(0.86)	$15.96	(17.59)%		2.54%	2.49%	2.93%	$4,424	—
January 1, 2006 through July 31, 2006	$18.27	0.27	1.81	2.08	—	—	$20.35	11.38	%(d)	2.50%	2.50%	2.34%	$9,666	—
Year Ended December 31, 2005	$18.22	0.11	(0.06)	0.05	—	—	$18.27	0.27%		2.52%	2.52%	0.54%	$4,006	—
Year Ended December 31, 2004	$20.79	(0.26)	(2.31)	(2.57)	—	—	$18.22	(12.36)%		2.51%	2.51%	(1.22)%	$1,106	—
Year Ended December 31, 2003	$33.52	(0.50)	(12.23)	(12.73)	—	—	$20.79	(37.98)%		2.88%	2.87%	(1.79)%	$2,125	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets						Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)		Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraBear ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$16.10	(0.08)		8.08	8.00	(0.13)	—		(0.13)	$23.97	49.79	%(d)	1.57%		1.57%		(0.74)%		$165,498	—
Year Ended July 31, 2008	$13.62	0.26		2.68	2.94	(0.46)	—	(e)	(0.46)	$16.10	22.51%		1.49%		1.49%		1.85%		$122,417	—
Year Ended July 31, 2007	$17.28	0.55		(3.53)	(2.98)	(0.68)	—	(e)	(0.68)	$13.62	(17.28)%		1.42%		1.42%		3.88%		$100,229	—
January 1, 2006 through July 31, 2006	$17.59	0.32		(0.63)	(0.31)	—	—		—	$17.28	(1.76	)%(d)	1.40%		1.40%		3.27%		$135,333	—
Year Ended December 31, 2005	$18.82	0.34		(1.18)	(0.84)	(0.38)	(0.01)		(0.39)	$17.59	(4.43)%		1.41%		1.41%		1.77%		$90,197	—
Year Ended December 31, 2004	$23.42	(0.04)		(4.56)	(4.60)	—	—		—	$18.82	(19.64)%		1.43%		1.43%		(0.19)%		$77,863	—
Year Ended December 31, 2003	$41.64	(0.26)		(17.96)	(18.22)	—	—		—	$23.42	(43.76)%		1.65%		1.64%		(0.78)%		$93,826	—
Service Class
Six Months Ended January 31, 2009 (unaudited)	$16.19	(0.18)		8.11	7.93	—	—		—	$24.12	49.04	%(d)	2.57%		2.57%		(1.74)%		$12,940	—
Year Ended July 31, 2008	$13.57	0.12		2.73	2.85	(0.23)	—	(e)	(0.23)	$16.19	21.45%		2.49%		2.49%		0.85%		$10,981	—
Year Ended July 31, 2007	$17.21	0.41		(3.52)	(3.11)	(0.53)	—	(e)	(0.53)	$13.57	(18.09)%		2.42%		2.42%		2.88%		$11,326	—
January 1, 2006 through July 31, 2006	$17.61	0.22		(0.62)	(0.40)	—	—		—	$17.21	(2.27	)%(d)	2.40%		2.40%		2.27%		$13,984	—
Year Ended December 31, 2005	$18.76	0.15		(1.16)	(1.01)	(0.14)	—	(e)	(0.14)	$17.61	(5.36)%		2.41%		2.41%		0.77%		$6,735	—
Year Ended December 31, 2004	$23.53	(0.21	)(f)	(4.56)	(4.77)	—	—		—	$18.76	(20.27	)%(f)	2.20	%(f)	2.20	%(f)	(0.96	)%(f)	$6,899	—
Year Ended December 31, 2003	$42.26	(0.58)		(18.15)	(18.73)	—	—		—	$23.53	(44.32)%		2.65%		2.64%		(1.78)%		$6,941	—

UltraShort Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$13.73	(0.09)		7.39	7.30	(0.35)	—		(0.35)	$20.68	53.27	%(d)	1.85%		1.70%		(0.94)%		$11,964	—
Year Ended July 31, 2008	$13.20	0.31		0.40	0.71	(0.18)	—		(0.18)	$13.73	5.50%		1.63%		1.57%		2.30%		$7,390	—
Year Ended July 31, 2007	$17.36	0.54		(3.97)	(3.43)	(0.73)	—		(0.73)	$13.20	(20.08)%		1.67%		1.53%		3.79%		$18,616	—
January 1, 2006 through July 31, 2006	$17.35	0.31		(0.30)	0.01	—	—		—	$17.36	0.06	%(d)	1.59%		1.58%		3.24%		$29,637	—
Year Ended December 31, 2005	$21.95	0.33		(4.59)	(4.26)	(0.34)	—		(0.34)	$17.35	(19.37)%		1.74%		1.68%		1.62%		$11,936	—
January 30, 2004 through December 31, 2004(g)	$30.00	(0.13)		(7.92)	(8.05)	—	—		—	$21.95	(26.83	)%(d)	1.82%		1.82%		(0.49)%		$3,533	—
Service Class
Six Months Ended January 31, 2009 (unaudited)	$13.53	(0.18)		7.27	7.09	(0.09)	—		(0.09)	$20.53	52.44	%(d)	2.85%		2.70%		(1.94)%		$1,944	—
Year Ended July 31, 2008	$13.00	0.17		0.40	0.57	(0.04)	—		(0.04)	$13.53	4.39%		2.63%		2.57%		1.30%		$1,813	—
Year Ended July 31, 2007	$17.02	0.40		(3.92)	(3.52)	(0.50)	—		(0.50)	$13.00	(20.88)%		2.67%		2.53%		2.79%		$5,072	—
January 1, 2006 through July 31, 2006	$17.12	0.21		(0.31)	(0.10)	—	—		—	$17.02	(0.58	)%(d)	2.59%		2.58%		2.24%		$2,452	—
Year Ended December 31, 2005	$21.71	0.13		(4.52)	(4.39)	(0.20)	—		(0.20)	$17.12	(20.21)%		2.74%		2.68%		0.62%		$1,632	—
January 30, 2004 through December 31, 2004(g)	$30.00	(0.39)		(7.90)	(8.29)	—	—		—	$21.71	(27.63	)%(d)	2.82%		2.82%		(1.49)%		$463	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)

The per share and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraBear ProFund Service Class expense ratio was a reduction of 0.23%.

(g)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraShort Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$13.73	(0.04)	5.52		5.48	(1.27)	—	(1.27)	$17.94	40.87	%(d)	1.93%	1.84%	(0.51)%	$21,416	—
Year Ended July 31, 2008	$13.99	0.30	(0.25	)(e)	0.05	(0.31)	—	(0.31)	$13.73	0.45%		1.46%	1.46%	2.10%	$134,257	—
Year Ended July 31, 2007	$17.76	0.54	(3.50)		(2.96)	(0.81)	—	(0.81)	$13.99	(16.37)%		1.44%	1.44%	3.87%	$273,206	—
January 1, 2006 through July 31, 2006	$19.32	0.34	(1.90)		(1.56)	—	—	—	$17.76	(8.07	)%(d)	1.43%	1.43%	3.41%	$264,378	—
Year Ended December 31, 2005	$21.78	0.41	(2.42)		(2.01)	(0.45)	—	(0.45)	$19.32	(9.21)%		1.43%	1.43%	1.83%	$131,805	—
January 30, 2004 through December 31, 2004(f)	$30.00	(0.02)	(8.20)		(8.22)	—	—	—	$21.78	(27.40	)%(d)	1.35%	1.35%	(0.06)%	$15,813	—
Service Class
Six Months Ended January 31, 2009 (unaudited)	$13.74	(0.12)	5.58		5.46	(0.45)	—	(0.45)	$18.75	40.11	%(d)	2.93%	2.84%	(1.51)%	$1,679	—
Year Ended July 31, 2008	$14.01	0.16	(0.23	)(e)	(0.07)	(0.20)	—	(0.20)	$13.74	(0.47)%		2.46%	2.46%	1.10%	$9,994	—
Year Ended July 31, 2007	$17.72	0.40	(3.49)		(3.09)	(0.62)	—	(0.62)	$14.01	(17.24)%		2.44%	2.44%	2.87%	$17,457	—
January 1, 2006 through July 31, 2006	$19.38	0.24	(1.90)		(1.66)	—	—	—	$17.72	(8.57	)%(d)	2.43%	2.43%	2.41%	$28,507	—
Year Ended December 31, 2005	$21.59	0.18	(2.42)		(2.21)	—	—	—	$19.38	(10.24)%		2.43%	2.43%	0.83%	$3,275	—
January 30, 2004 through December 31, 2004(f)	$30.00	(0.31)	(8.20)		(8.41)	—	—	—	$21.59	(28.03	)%(d)	2.35%	2.35%	(1.06)%	$1,187	—

UltraShort Dow 30 ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$20.35	(0.10)	6.96		6.86	—	(0.10)	(0.10)	$27.11	33.87	%(d)	1.76%	1.76%	(0.87)%	$18,056	—
Year Ended July 31, 2008	$17.09	0.31	3.67		3.98	(0.72)	—	(0.72)	$20.35	24.47%		1.66%	1.66%	1.75%	$16,981	—
Year Ended July 31, 2007	$23.23	0.69	(6.09)		(5.40)	(0.74)	—	(0.74)	$17.09	(23.47)%		1.55%	1.55%	3.73%	$17,448	—
January 1, 2006 through July 31, 2006	$25.04	0.43	(2.24)		(1.81)	—	—	—	$23.23	(7.23	)%(d)	1.52%	1.52%	3.17%	$15,295	—
Year Ended December 31, 2005	$25.20	0.44	(0.24)		0.20	(0.36)	—	(0.36)	$25.04	0.82%		1.65%	1.65%	1.68%	$16,498	—
July 22, 2004 through December 31, 2004(f)	$30.00	(0.04)	(4.76)		(4.80)	—	—	—	$25.20	(16.00	)%(d)	2.26%	1.95%	(0.30)%	$2,520	—
Service Class
Six Months Ended January 31, 2009 (unaudited)	$20.27	(0.22)	6.93		6.71	—	(0.10)	(0.10)	$26.88	33.22	%(d)	2.76%	2.76%	(1.87)%	$1,714	—
Year Ended July 31, 2008	$16.78	0.13	3.69		3.82	(0.33)	—	(0.33)	$20.27	23.32%		2.66%	2.66%	0.75%	$1,176	—
Year Ended July 31, 2007	$22.94	0.51	(6.03)		(5.52)	(0.64)	—	(0.64)	$16.78	(24.26)%		2.55%	2.55%	2.73%	$3,347	—
January 1, 2006 through July 31, 2006	$24.88	0.30	(2.24)		(1.94)	—	—	—	$22.94	(7.76	)%(d)	2.52%	2.52%	2.17%	$802	—
Year Ended December 31, 2005	$25.09	0.18	(0.24)		(0.06)	(0.15)	—	(0.15)	$24.88	(0.29)%		2.65%	2.65%	0.68%	$1,112	—
July 22, 2004 through December 31, 2004(f)	$30.00	(0.17)	(4.74)		(4.91)	—	—	—	$25.09	(16.37	)%(d)	3.26%	2.95%	(1.30)%	$546	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Return of Capital		Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraShort NASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$10.77	(0.05)	6.00		5.95	(0.20)	—		(0.20)	$16.52	55.27	%(d)	1.62%	1.62%	(0.64)%	$53,754	—
Year Ended July 31, 2008	$11.63	0.22	(0.48	)(e)	(0.26)	(0.60)	—	(f)	(0.60)	$10.77	(1.17)%		1.50%	1.50%	2.05%	$118,583	—
Year Ended July 31, 2007	$18.54	0.54	(6.87)		(6.33)	(0.58)	—		(0.58)	$11.63	(34.58)%		1.41%	1.41%	3.96%	$119,669	—
January 1, 2006 through July 31, 2006	$15.30	0.30	2.94		3.24	—	—		—	$18.54	21.18	%(d)	1.38%	1.38%	3.25%	$222,887	—
Year Ended December 31, 2005	$15.83	0.31	(0.50)		(0.19)	(0.28)	(0.06)		(0.34)	$15.30	(1.18)%		1.39%	1.39%	1.75%	$180,687	—
Year Ended December 31, 2004	$20.92	(0.03)	(5.06)		(5.09)	—	—		—	$15.83	(24.33)%		1.41%	1.41%	(0.13)%	$119,685	—
Year Ended December 31, 2003	$56.25	(0.18)	(35.15)		(35.33)	— (f)	—		— (f)	$20.92	(62.80)%		1.65%	1.65%	(0.57)%	$118,811	—
Service Class
Six Months Ended January 31, 2009 (unaudited)	$11.39	(0.13)	6.34		6.21	—	—		—	$17.60	54.61	%(d)	2.62%	2.62%	(1.64)%	$1,069	—
Year Ended July 31, 2008	$12.09	0.11	(0.46	)(e)	(0.35)	(0.35)	—	(f)	(0.35)	$11.39	(2.29)%		2.50%	2.50%	1.05%	$2,251	—
Year Ended July 31, 2007	$19.17	0.39	(7.08)		(6.69)	(0.39)	—		(0.39)	$12.09	(35.17)%		2.41%	2.41%	2.96%	$3,226	—
January 1, 2006 through July 31, 2006	$15.91	0.20	3.06		3.26	—	—		—	$19.17	20.49	%(d)	2.38%	2.38%	2.25%	$10,108	—
Year Ended December 31, 2005	$16.43	0.12	(0.48)		(0.36)	(0.13)	(0.03)		(0.16)	$15.91	(2.19)%		2.39%	2.39%	0.75%	$6,847	—
Year Ended December 31, 2004	$21.92	(0.24)	(5.25)		(5.49)	—	—		—	$16.43	(25.05)%		2.39%	2.39%	(1.11)%	$4,280	—
Year Ended December 31, 2003	$59.49	(0.50)	(37.07)		(37.57)	—	—		—	$21.92	(63.15)%		2.65%	2.65%	(1.57)%	$9,590	—

UltraShort International ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$25.48	(0.08)	10.59		10.51	(0.40)	—		(0.40)	$35.59	41.63	%(d)	1.66%	1.66%	(0.46)%	$16,138	—
Year Ended July 31, 2008	$21.88	0.43	4.05	(e)	4.48	(0.88)	—		(0.88)	$25.48	21.69%		1.62%	1.62%	1.93%	$45,556	—
Year Ended July 31, 2007	$30.58	1.01	(9.26)		(8.25)	(0.45)	—		(0.45)	$21.88	(27.12)%		1.52%	1.52%	3.89%	$25,156	—
April 19, 2006 through July 31, 2006(g)	$30.00	0.37	0.21		0.58	—	—		—	$30.58	1.93	%(d)	1.50%	1.50%	3.96%	$24,629	—
Service Class
Six Months Ended January 31, 2009 (unaudited)	$25.49	(0.25)	10.66		10.41	(0.06)	—		(0.06)	$35.84	40.89	%(d)	2.66%	2.66%	(1.46)%	$3,154	—
Year Ended July 31, 2008	$22.00	0.20	4.08	(e)	4.28	(0.79)	—		(0.79)	$25.49	20.48%		2.62%	2.62%	0.93%	$3,491	—
Year Ended July 31, 2007	$30.46	0.78	(9.24)		(8.46)	—	—		—	$22.00	(27.77)%		2.52%	2.52%	2.89%	$404	—
April 19, 2006 through July 31, 2006(g)	$30.00	0.27	0.19		0.46	—	—		—	$30.46	1.53	%(d)	2.50%	2.50%	2.96%	$47	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	Amount is less than $0.005.
(g)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraShort Emerging Markets ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$8.22	(0.02)		0.39	0.37	(0.16)	(0.16)	$8.43	4.49	%(d)	1.64%	1.64%	(0.38)%	$13,569	—
Year Ended July 31, 2008	$13.51	0.20		(4.88)	(4.68)	(0.61)	(0.61)	$8.22	(33.95)%		1.53%	1.53%	2.35%	$66,212	—
Year Ended July 31, 2007	$31.85	0.80		(18.17)	(17.37)	(0.97)	(0.97)	$13.51	(55.55)%		1.49%	1.49%	4.17%	$80,862	—
April 19, 2006 through July 31, 2006(e)	$30.00	0.43		1.42	1.85	—	—	$31.85	6.17	%(d)	1.50%	1.50%	4.15%	$36,733	—
Service Class
Six Months Ended January 31, 2009 (unaudited)	$8.23	(0.08)		0.40	0.32	—	—	$8.55	3.89	%(d)	2.64%	2.64%	(1.38)%	$1,617	—
Year Ended July 31, 2008	$13.53	0.12		(4.87)	(4.75)	(0.55)	(0.55)	$8.23	(34.52)%		2.53%	2.53%	1.35%	$4,705	—
Year Ended July 31, 2007	$31.74	0.59		(18.13)	(17.54)	(0.67)	(0.67)	$13.53	(55.97)%		2.49%	2.49%	3.17%	$1,505	—
April 19, 2006 through July 31, 2006(e)	$30.00	0.32		1.42	1.74	—	—	$31.74	5.80	%(d)	2.50%	2.50%	3.15%	$1,938	—

UltraShort Latin America ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$18.90	(0.13)		(2.75)	(2.88)	—	—	$16.02	(15.24	)%(d)	2.17%	1.89%	(0.98)%	$3,216	—
October 16, 2007 through July 31, 2008(e)	$30.00	0.13		(11.14)	(11.01)	(0.09)	(0.09)	$18.90	(36.75	)%(d)	2.66%	1.95%	0.88%	$3,113	—
Service Class
Six Months Ended January 31, 2009 (unaudited)	$18.80	(0.28)		(2.68)	(2.96)	—	—	$15.84	(15.70	)%(d)	3.17%	2.89%	(1.98)%	$657	—
October 16, 2007 through July 31, 2008(e)	$30.00	(0.02	)(f)	(11.10)	(11.12)	(0.08)	(0.08)	$18.80	(37.15	)%(d)	3.66%	2.95%	(0.12)%	$43	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraShort China ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$35.97	(0.19)		6.46	6.27	—	—	$42.24	17.43	%(d)	2.84%	2.01%	(0.83)%	$2,020	—
February 4, 2008 through July 31, 2008(e)	$30.00	0.05		5.92	5.97	—	—	$35.97	19.90	%(d)	2.65%	1.94%	0.31%	$4,656	—
Service Class
Six Months Ended January 31, 2009 (unaudited)	$35.79	(0.41)		6.36	5.95	—	—	$41.74	16.65	%(d)	3.84%	3.01%	(1.83)%	$617	—
February 4, 2008 through July 31, 2008(e)	$30.00	(0.11	)(f)	5.90	5.79	—	—	$35.79	19.30	%(d)	3.65%	2.94%	(0.69)%	$310	—

UltraShort Japan ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$37.52	(0.15)		18.29	18.14	—	—	$55.66	48.35	%(d)	1.97%	1.59%	(0.61)%	$5,910	—
Year Ended July 31, 2008	$26.89	0.56		10.77	11.33	(0.70)	(0.70)	$37.52	42.70%		1.75%	1.67%	1.60%	$7,404	—
Year Ended July 31, 2007	$34.95	0.92		(8.22)	(7.30)	(0.76)	(0.76)	$26.89	(20.90)%		1.95%	1.95%	3.31%	$6,085	—
March 29, 2006 through July 31, 2006(e)	$30.00	0.33		4.62	4.95	—	—	$34.95	16.50	%(d)	2.60%	1.95%	2.83%	$4,865	—
Service Class
Six Months Ended January 31, 2009 (unaudited)	$37.97	(0.40)		18.46	18.06	—	—	$56.03	47.59	%(d)	2.97%	2.59%	(1.61)%	$364	—
Year Ended July 31, 2008	$27.26	0.19		10.98	11.17	(0.46)	(0.46)	$37.97	41.33%		2.75%	2.67%	0.60%	$773	—
Year Ended July 31, 2007	$34.84	0.61		(8.19)	(7.58)	—	—	$27.26	(21.76)%		2.95%	2.95%	2.31%	$252	—
March 29, 2006 through July 31, 2006(e)	$30.00	0.21		4.63	4.84	—	—	$34.84	16.13	%(d)	3.60%	2.95%	1.83%	$336	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Banks UltraSector ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$18.02	0.11		(13.68)	(13.57)	(0.38)	—	(0.38)	$4.07	(76.31	)%(d)	1.90%	1.57%	1.82%	$4,402	682	%(d)
Year Ended July 31, 2008	$36.99	0.82		(19.52)	(18.70)	(0.27)	—	(0.27)	$18.02	(50.80)%		1.98%	1.55%	3.54%	$16,348	1,222%
Year Ended July 31, 2007	$42.01	1.00		(5.34)	(4.34)	(0.68)	—	(0.68)	$36.99	(10.64)%		1.93%	1.57%	2.30%	$2,811	636%
January 1, 2006 through July 31, 2006	$38.34	0.45		3.22	3.67	—	—	—	$42.01	9.57	% (d)	2.10%	1.58%	1.95%	$5,853	879	%(d)
Year Ended December 31, 2005	$39.39	0.74		(1.47)	(0.73)	(0.32)	—	(0.32)	$38.34	(1.85)%		2.40%	1.68%	1.97%	$6,176	1,038%
Year Ended December 31, 2004	$33.91	0.36		5.53	5.89	(0.41)	—	(0.41)	$39.39	17.36%		1.95%	1.95%	1.01%	$5,063	819%
Year Ended December 31, 2003	$24.57	0.17		10.66	10.83	(0.12)	(1.37)	(1.49)	$33.91	46.23%		4.63%	1.95%	0.59%	$1,417	1,869%
Service Class
Six Months Ended January 31, 2009 (unaudited)	$18.29	0.05		(13.89)	(13.84)	(0.31)	—	(0.31)	$4.14	(76.45	)%(d)	2.90%	2.57%	0.82%	$256	682	%(d)
Year Ended July 31, 2008	$37.70	0.56		(19.85)	(19.29)	(0.12)	—	(0.12)	$18.29	(51.30)%		2.98%	2.55%	2.54%	$1,985	1,222%
Year Ended July 31, 2007	$42.67	0.56		(5.47)	(4.91)	(0.06)	—	(0.06)	$37.70	(11.54)%		2.93%	2.57%	1.30%	$422	636%
January 1, 2006 through July 31, 2006	$39.16	0.22		3.29	3.51	—	—	—	$42.67	8.96	% (d)	3.10%	2.58%	0.95%	$1,834	879	%(d)
Year Ended December 31, 2005	$40.38	0.36		(1.52)	(1.16)	(0.06)	—	(0.06)	$39.16	(2.87)%		3.40%	2.68%	0.97%	$1,046	1,038%
Year Ended December 31, 2004	$35.12	(0.01)		5.68	5.67	(0.41)	—	(0.41)	$40.38	16.14%		2.95%	2.95%	0.01%	$2,203	819%
Year Ended December 31, 2003	$25.52	(0.14)		11.12	10.98	(0.01)	(1.37)	(1.38)	$35.12	45.04%		5.63%	2.95%	(0.41)%	$1,097	1,869%

Basic Materials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$62.92	0.09		(46.72)	(46.63)	(0.21)	—	(0.21)	$16.08	(74.13	)%(d)	1.73%	1.73%	0.57%	$18,411	156	%(d)
Year Ended July 31, 2008	$55.39	0.42		7.66 (e)	8.08	(0.55)	—	(0.55)	$62.92	14.57%		1.56%	1.56%	0.66%	$78,070	273%
Year Ended July 31, 2007	$39.89	0.69		16.01	16.70	(1.20)	—	(1.20)	$55.39	42.52%		1.53%	1.53%	1.35%	$47,109	530%
January 1, 2006 through July 31, 2006	$38.58	0.45		0.86	1.31	—	—	—	$39.89	3.40	% (d)	1.49%	1.49%	1.81%	$13,351	282	%(d)
Year Ended December 31, 2005	$38.01	0.29		0.32	0.61	(0.04)	—	(0.04)	$38.58	1.61%		1.68%	1.68%	0.79%	$45,056	677%
Year Ended December 31, 2004	$33.21	(0.06)		4.86	4.80	—	—	—	$38.01	14.45%		1.87%	1.87%	(0.18)%	$10,727	723%
Year Ended December 31, 2003	$22.53	0.11		10.59	10.70	(0.02)	—	(0.02)	$33.21	47.49%		2.24%	1.95%	0.40%	$35,985	1,521%
Service Class
Six Months Ended January 31, 2009 (unaudited)	$61.74	(0.04	)(e)	(45.82)	(45.86)	—	—	—	$15.88	(74.28	)%(d)	2.73%	2.73%	(0.43)%	$2,597	156	%(d)
Year Ended July 31, 2008	$54.44	(0.20)		7.50 (e)	7.30	— (f)	—	— (f)	$61.74	13.41%		2.56%	2.56%	(0.34)%	$5,108	273%
Year Ended July 31, 2007	$38.84	0.19		15.71	15.90	(0.30)	—	(0.30)	$54.44	41.10%		2.53%	2.53%	0.35%	$6,321	530%
January 1, 2006 through July 31, 2006	$37.78	0.20		0.86	1.06	—	—	—	$38.84	2.81	% (d)	2.49%	2.49%	0.81%	$1,870	282	%(d)
Year Ended December 31, 2005	$37.52	(0.08)		0.34	0.26	—	—	—	$37.78	0.69%		2.68%	2.68%	(0.21)%	$1,222	677%
Year Ended December 31, 2004	$33.11	(0.39)		4.80	4.41	—	—	—	$37.52	13.32%		2.87%	2.87%	(1.18)%	$1,278	723%
Year Ended December 31, 2003	$22.63	(0.16)		10.64	10.48	—	—	—	$33.11	46.31%		3.24%	2.95%	(0.60)%	$8,210	1,521%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	Amount is less than $0.005.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Biotechnology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$70.12	(0.34)		(20.50)	(20.84)	—	—	$49.28	(29.72	)%(d)	1.62%	1.60%	(1.21)%	$28,170	187	%(d)
Year Ended July 31, 2008	$51.15	(0.29)		19.26	18.97	—	—	$70.12	37.09%		1.60%	1.55%	(0.54)%	$75,766	373%
Year Ended July 31, 2007	$52.17	(0.13)		(0.89)	(1.02)	—	—	$51.15	(1.96)%		1.56%	1.56%	(0.24)%	$23,912	396%
January 1, 2006 through July 31, 2006	$58.85	(0.13)		(6.55)	(6.68)	—	—	$52.17	(11.35	)%(d)	1.58%	1.58%	(0.40)%	$20,889	255	%(d)
Year Ended December 31, 2005	$46.23	(0.38)		13.00	12.62	—	—	$58.85	27.30%		1.58%	1.58%	(0.73)%	$46,266	724%
Year Ended December 31, 2004	$39.75	(0.62)		7.10	6.48	—	—	$46.23	16.30%		1.88%	1.88%	(1.49)%	$26,386	562%
Year Ended December 31, 2003	$24.58	(0.56)		15.73	15.17	—	—	$39.75	61.72%		1.93%	1.92%	(1.59)%	$8,175	2,288%
Service Class
Six Months Ended January 31, 2009 (unaudited)	$64.84	(0.60)		(18.89)	(19.49)	—	—	$45.35	(30.06	)%(d)	2.62%	2.60%	(2.21)%	$3,672	187	%(d)
Year Ended July 31, 2008	$47.77	(0.80)		17.87	17.07	—	—	$64.84	35.73%		2.60%	2.54%	(1.54)%	$5,049	373%
Year Ended July 31, 2007	$49.21	(0.64)		(0.80)	(1.44)	—	—	$47.77	(2.93)%		2.56%	2.56%	(1.24)%	$685	396%
January 1, 2006 through July 31, 2006	$55.84	(0.43)		(6.20)	(6.63)	—	—	$49.21	(11.87	)%(d)	2.58%	2.58%	(1.40)%	$6,144	255	%(d)
Year Ended December 31, 2005	$44.32	(0.88)		12.40	11.52	—	—	$55.84	25.99%		2.58%	2.58%	(1.73)%	$7,006	724%
Year Ended December 31, 2004	$38.46	(1.02)		6.88	5.86	—	—	$44.32	15.24%		2.86%	2.86%	(2.47)%	$4,999	562%
Year Ended December 31, 2003	$24.01	(0.90)		15.35	14.45	—	—	$38.46	60.18%		2.93%	2.92%	(2.59)%	$1,484	2,288%

Consumer Goods UltraSector ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$34.24	0.07		(12.67)	(12.60)	(0.55)	(0.55)	$21.09	(36.99	)%(d)	3.57%	1.58%	0.44%	$527	1,157	%(d)
Year Ended July 31, 2008	$38.00	0.51		(4.08)	(3.57)	(0.19)	(0.19)	$34.24	(9.46)%		2.47%	1.55%	1.29%	$1,028	993%
Year Ended July 31, 2007	$33.45	0.56		4.55	5.11	(0.56)	(0.56)	$38.00	15.28%		2.22%	1.56%	1.49%	$2,272	1,221%
January 1, 2006 through July 31, 2006	$32.95	0.27		0.23	0.50	—	—	$33.45	1.52	%(d)	2.68%	1.58%	1.39%	$2,399	662	%(d)
Year Ended December 31, 2005	$33.91	0.23		(0.84)	(0.61)	(0.35)	(0.35)	$32.95	(1.80)%		2.61%	1.68%	0.68%	$1,484	754%
January 30, 2004 through December 31, 2004(e)	$30.00	0.18		3.85	4.03	(0.12)	(0.12)	$33.91	13.42	%(d)	2.48%	1.95%	0.62%	$6,253	1,505	%(d)
Service Class
Six Months Ended January 31, 2009 (unaudited)	$33.75	(0.08	)(f)	(12.49)	(12.57)	(0.26)	(0.26)	$20.92	(37.32	)%(d)	4.57%	2.58%	(0.56)%	$505	1,157	%(d)
Year Ended July 31, 2008	$37.63	0.13		(4.01)	(3.88)	—	—	$33.75	(10.33)%		3.47%	2.55%	0.29%	$202	993%
Year Ended July 31, 2007	$32.98	0.20		4.45	4.65	—	—	$37.63	14.13%		3.22%	2.56%	0.49%	$221	1,221%
January 1, 2006 through July 31, 2006	$32.66	0.08		0.24	0.32	—	—	$32.98	0.98	%(d)	3.68%	2.58%	0.39%	$837	662	%(d)
Year Ended December 31, 2005	$33.61	(0.11)		(0.84)	(0.95)	—	—	$32.66	(2.83)%		3.61%	2.68%	(0.32)%	$79	754%
January 30, 2004 through December 31, 2004(e)	$30.00	(0.11)		3.84	3.73	(0.12)	(0.12)	$33.61	12.42	%(d)	3.48%	2.95%	(0.38)%	$283	1,505	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c),(c)
Consumer Services UltraSector ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$23.02	(0.03)		(10.13)	(10.16)	—	—	—	$12.86	(44.14	)%(d)	4.26%	1.61%	(0.32)%	$1,801	196	%(d)
Year Ended July 31, 2008	$32.54	0.13		(9.18)	(9.05)	(0.47)	—	(0.47)	$23.02	(28.09)%		3.53%	1.55%	0.46%	$1,084	1327%
Year Ended July 31, 2007	$28.91	0.14		4.88	5.02	(0.06)	(1.33)	(1.39)	$32.54	17.10%		2.48%	1.56%	0.41%	$741	1,138%
January 1, 2006 through July 31, 2006	$31.00	0.05		(2.14)	(2.09)	—	—	—	$28.91	(6.74	)%(d)	5.32%	1.58%	0.29%	$464	861	%(d)
Year Ended December 31, 2005	$33.90	(0.16)		(2.74)	(2.90)	—	—	—	$31.00	(8.55)%		6.20%	1.68%	(0.49)%	$357	1,642%
January 30, 2004 through December 31, 2004(e)	$30.00	(0.24)		4.14	3.90	—	—	—	$33.90	13.00	%(d)	5.86%	1.95%	(0.83)%	$2,332	2,929	%(d)
Service Class
Six Months Ended January 31, 2009 (unaudited)	$22.35	(0.11)		(9.82)	(9.93)	—	—	—	$12.42	(44.43	)%(d)	5.26%	2.61%	(1.32)%	$173	196	%(d)
Year Ended July 31, 2008	$31.53	(0.15	)(f)	(8.89)	(9.04)	(0.14)	—	(0.14)	$22.35	(28.77)%		4.53%	2.55%	(0.54)%	$316	1327%
Year Ended July 31, 2007	$28.26	(0.19)		4.79	4.60	—	(1.33)	(1.33)	$31.53	16.00%		3.48%	2.56%	(0.59)%	$137	1,138%
January 1, 2006 through July 31, 2006	$30.46	(0.13)		(2.07)	(2.20)	—	—	—	$28.26	(7.22	)%(d)	6.32%	2.58%	(0.71)%	$697	861	%(d)
Year Ended December 31, 2005	$33.62	(0.47)		(2.69)	(3.16)	—	—	—	$30.46	(9.40)%		7.20%	2.68%	(1.49)%	$42	1,642%
January 30, 2004 through December 31, 2004(e)	$30.00	(0.52)		4.14	3.62	—	—	—	$33.62	12.07	%(d)	6.86%	2.95%	(1.83)%	$175	2,929	%(d)

Financials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$14.85	0.06		(10.71)	(10.65)	(0.10)	—	(0.10)	$4.10	(71.93	)%(d)	2.08%	1.57%	1.37%	$7,500	308	%(d)
Year Ended July 31, 2008	$28.31	0.31		(13.43)	(13.12)	(0.34)	—	(0.34)	$14.85	(46.76)%		2.02%	1.66%	1.57%	$12,375	761%
Year Ended July 31, 2007	$28.93	0.47		(0.73)	(0.26)	(0.36)	—	(0.36)	$28.31	(1.11)%		1.68%	1.68%	1.45%	$4,574	479%
January 1, 2006 through July 31, 2006	$27.26	0.25		1.42	1.67	—	—	—	$28.93	6.13	%(d)	1.53%	1.53%	1.53%	$6,066	91	%(d)
Year Ended December 31, 2005	$26.09	0.35		0.88	1.23	(0.06)	—	(0.06)	$27.26	4.72%		1.78%	1.68%	1.33%	$49,964	652%
Year Ended December 31, 2004	$22.73	0.06		3.32	3.38	(0.02)	—	(0.02)	$26.09	14.86%		1.94%	1.94%	0.26%	$5,658	914%
Year Ended December 31, 2003	$15.84	0.05		6.84	6.89	—	—	—	$22.73	43.50%		2.27%	1.95%	0.25%	$3,122	2,340%
Service Class
Six Months Ended January 31, 2009 (unaudited)	$13.96	0.02		(10.07)	(10.05)	(0.04)	—	(0.04)	$3.87	(72.02	)%(d)	3.08%	2.57%	0.37%	$1,007	308	%(d)
Year Ended July 31, 2008	$26.73	0.12		(12.70)	(12.58)	(0.19)	—	(0.19)	$13.96	(47.32)%		3.02%	2.66%	0.57%	$2,362	761%
Year Ended July 31, 2007	$27.40	0.17		(0.72)	(0.55)	(0.12)	—	(0.12)	$26.73	(2.07)%		2.68%	2.68%	0.45%	$1,902	479%
January 1, 2006 through July 31, 2006	$25.97	0.09		1.34	1.43	—	—	—	$27.40	5.51	%(d)	2.53%	2.53%	0.53%	$1,021	91	%(d)
Year Ended December 31, 2005	$25.05	0.10		0.82	0.92	—	—	—	$25.97	3.67%		2.78%	2.68%	0.33%	$4,306	652%
Year Ended December 31, 2004	$22.04	(0.16)		3.19	3.03	(0.02)	—	(0.02)	$25.05	13.74%		2.90%	2.90%	(0.70)%	$1,617	914%
Year Ended December 31, 2003	$15.50	(0.14)		6.68	6.54	—	—	—	$22.04	42.19%		3.27%	2.95%	(0.75)%	$2,646	2,340%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Health Care UltraSector ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$14.89	0.04		(4.45)	(4.41)	(0.14)	(0.14)	$10.34	(29.66	)%(d)	1.96%	1.58%	0.67%	$4,436	676	%(d)
Year Ended July 31, 2008	$15.92	0.09		(1.04)	(0.95)	(0.08)	(0.08)	$14.89	(6.03)%		1.76%	1.55%	0.58%	$9,463	616%
Year Ended July 31, 2007	$14.99	0.16		0.84	1.00	(0.07)	(0.07)	$15.92	6.67%		1.63%	1.56%	0.96%	$8,710	569%
January 1, 2006 through July 31, 2006	$15.26	0.05		(0.32)	(0.27)	—	—	$14.99	(1.77	)%(d)	1.75%	1.58%	0.57%	$15,616	201	%(d)
Year Ended December 31, 2005	$14.18	0.02		1.06	1.08	—	—	$15.26	7.62%		1.68%	1.68%	0.15%	$11,504	636%
Year Ended December 31, 2004	$13.90	(0.09)		0.37	0.28	—	—	$14.18	2.01%		1.97%	1.95%	(0.61)%	$11,525	1,198%
Year Ended December 31, 2003	$11.09	(0.09)		2.90	2.81	—	—	$13.90	25.34%		3.54%	1.95%	(0.77)%	$5,120	1,904%
Service Class
Six Months Ended January 31, 2009 (unaudited)	$13.90	(0.02	)(e)	(4.15)	(4.17)	— (f)	— (f)	$9.73	(29.98	)%(d)	2.96%	2.58%	(0.33)%	$1,900	676	%(d)
Year Ended July 31, 2008	$14.96	(0.06	)(e)	(1.00)	(1.06)	—	—	$13.90	(7.09)%		2.76%	2.55%	(0.42)%	$2,253	616%
Year Ended July 31, 2007	$14.16	—	(f)	0.81	0.81	(0.01)	(0.01)	$14.96	5.69%		2.63%	2.56%	(0.04)%	$4,595	569%
January 1, 2006 through July 31, 2006	$14.50	(0.03)		(0.31)	(0.34)	—	—	$14.16	(2.34	)%(d)	2.75%	2.58%	(0.43)%	$3,326	201	%(d)
Year Ended December 31, 2005	$13.58	(0.12)		1.04	0.92	—	—	$14.50	6.77%		2.68%	2.68%	(0.85)%	$7,811	636%
Year Ended December 31, 2004	$13.44	(0.23)		0.37	0.14	—	—	$13.58	1.04%		2.97%	2.95%	(1.61)%	$1,457	1,198%
Year Ended December 31, 2003	$10.81	(0.21)		2.84	2.63	—	—	$13.44	24.33%		4.54%	2.95%	(1.77)%	$424	1,904%

Industrials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$38.49	0.05		(22.23)	(22.18)	(0.10)	(0.10)	$16.21	(57.65	)%(d)	4.25%	1.59%	0.40%	$1,102	67	%(d)
Year Ended July 31, 2008	$48.21	0.33		(9.26)	(8.93)	(0.79)	(0.79)	$38.49	(18.82)%		2.18%	1.55%	0.73%	$3,061	433%
Year Ended July 31, 2007	$35.96	0.34		12.20	12.54	(0.29)	(0.29)	$48.21	34.99%		2.12%	1.56%	0.75%	$21,001	900%
January 1, 2006 through July 31, 2006	$36.45	0.16		(0.65)	(0.49)	—	—	$35.96	(1.34	)%(d)	2.44%	1.58%	0.71%	$1,777	665	%(d)
Year Ended December 31, 2005	$35.79	0.06		0.62	0.68	(0.02)	(0.02)	$36.45	1.89%		5.43%	1.68%	0.19%	$2,249	974%
January 30, 2004 through December 31, 2004(g)	$30.00	(0.12)		5.91	5.79	—	—	$35.79	19.30	%(d)	1.83%	1.83%	(0.43)%	$2,713	1,419	%(d)
Service Class
Six Months Ended January 31, 2009 (unaudited)	$37.67	(0.08	)(e)	(21.71)	(21.79)	(0.06)	(0.06)	$15.82	(57.87	)%(d)	5.25%	2.59%	(0.60)%	$26	67	%(d)
Year Ended July 31, 2008	$46.85	(0.12	)(e)	(9.06)	(9.18)	—	—	$37.67	(19.57)%		3.18%	2.55%	(0.27)%	$126	433%
Year Ended July 31, 2007	$35.04	(0.09)		11.90	11.81	—	—	$46.85	33.70%		3.12%	2.56%	(0.25)%	$1,740	900%
January 1, 2006 through July 31, 2006	$35.74	(0.07)		(0.63)	(0.70)	—	—	$35.04	(1.96	)%(d)	3.44%	2.58%	(0.29)%	$695	665	%(d)
Year Ended December 31, 2005	$35.46	(0.27)		0.55	0.28	—	—	$35.74	0.79%		6.43%	2.68%	(0.81)%	$99	974%
January 30, 2004 through December 31, 2004(g)	$30.00	(0.41)		5.87	5.46	—	—	$35.46	18.20	%(d)	2.83%	2.83%	(1.43)%	$70	1,419	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	Amount is less than $0.005.
(g)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Internet UltraSector ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$74.85	(0.28)	(41.09)	(41.37)	—	—	—	$33.48	(55.27	)%(d)	2.19%	1.92%	(1.11)%	$2,664	316	%(d)
Year Ended July 31, 2008	$91.63	(0.37)	(16.41)	(16.78)	—	—	—	$74.85	(18.31)%		1.67%	1.67%	(0.42)%	$7,571	403%
Year Ended July 31, 2007	$68.43	(0.12)	24.46	24.34	(1.14)	—	(1.14)	$91.63	35.68%		1.53%	1.53%	(0.13)%	$18,799	467%
January 1, 2006 through July 31, 2006	$87.78	1.02	(20.37)	(19.35)	—	—	—	$68.43	(22.04	)%(d)	1.51%	1.51%	2.06%	$16,902	215	%(d)
Year Ended December 31, 2005	$80.29	(0.51)	8.00	7.49	—	—	—	$87.78	9.33%		1.52%	1.52%	(0.70)%	$55,133	568%
Year Ended December 31, 2004	$61.44	(0.79)	19.64	18.85	—	—	—	$80.29	30.68%		1.54%	1.54%	(1.21)%	$99,944	614%
Year Ended December 31, 2003	$26.84	(0.74)	35.34	34.60	—	—	—	$61.44	128.91%		1.74%	1.73%	(1.50)%	$31,165	932%
Service Class
Six Months Ended January 31, 2009 (unaudited)	$69.04	(0.49)	(37.83)	(38.32)	—	—	—	$30.72	(55.48	)%(d)	3.19%	2.92%	(2.11)%	$190	316	%(d)
Year Ended July 31, 2008	$85.35	(1.21)	(15.10)	(16.31)	—	—	—	$69.04	(19.12)%		2.67%	2.67%	(1.42)%	$483	403%
Year Ended July 31, 2007	$63.75	(0.94)	22.80	21.86	(0.26)	—	(0.26)	$85.35	34.32%		2.53%	2.53%	(1.13)%	$1,097	467%
January 1, 2006 through July 31, 2006	$82.26	0.55	(19.06)	(18.51)	—	—	—	$63.75	(22.50	)%(d)	2.51%	2.51%	1.06%	$1,192	215	%(d)
Year Ended December 31, 2005	$75.98	(1.23)	7.51	6.28	—	—	—	$82.26	8.27%		2.52%	2.52%	(1.70)%	$4,618	568%
Year Ended December 31, 2004	$58.72	(1.43)	18.69	17.26	—	—	—	$75.98	29.39%		2.54%	2.54%	(2.21)%	$21,363	614%
Year Ended December 31, 2003	$25.90	(1.21)	34.03	32.82	—	—	—	$58.72	126.72%		2.74%	2.73%	(2.50)%	$3,741	932%

Mobile Telecommunications UltraSector ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$7.84	(0.02)	(6.18)	(6.20)	—	—	—	$1.64	(79.08	)%(d)	2.53%	1.59%	(1.00)%	$1,129	731	%(d)
Year Ended July 31, 2008	$22.65	(0.01)	(14.74)	(14.75)	(0.06)	—	(0.06)	$7.84	(65.24)%		1.92%	1.55%	(0.09)%	$5,630	1,101%
Year Ended July 31, 2007	$18.87	0.04	3.75	3.79	(0.01)	—	(0.01)	$22.65	20.09%		1.56%	1.56%	0.20%	$17,526	731%
January 1, 2006 through July 31, 2006	$19.59	0.02	(0.74)	(0.72)	—	—	—	$18.87	(3.72	)%(d)	1.56%	1.56%	0.19%	$12,587	317	%(d)
Year Ended December 31, 2005	$18.07	0.04	1.81	1.85	—	(0.33)	(0.33)	$19.59	10.26%		1.50%	1.50%	0.23%	$20,352	520%
Year Ended December 31, 2004	$10.83	(0.12)	7.36	7.24	—	—	—	$18.07	66.85%		1.64%	1.64%	(0.80)%	$67,289	645%
Year Ended December 31, 2003	$6.54	(0.09)	4.38	4.29	—	—	—	$10.83	65.60%		2.15%	1.94%	(1.16)%	$9,170	2,818%
Service Class
Six Months Ended January 31, 2009 (unaudited)	$7.20	(0.03)	(5.67)	(5.70)	—	—	—	$1.50	(79.17	)%(d)	3.53%	2.59%	(2.00)%	$103	731	%(d)
Year Ended July 31, 2008	$20.94	(0.12)	(13.62)	(13.74)	—	—	—	$7.20	(65.60)%		2.92%	2.55%	(1.09)%	$444	1,101%
Year Ended July 31, 2007	$17.61	(0.14)	3.47	3.33	—	—	—	$20.94	18.85%		2.56%	2.56%	(0.80)%	$1,116	731%
January 1, 2006 through July 31, 2006	$18.39	(0.09)	(0.69)	(0.78)	—	—	—	$17.61	(4.24	)%(d)	2.56%	2.56%	(0.81)%	$2,015	317	%(d)
Year Ended December 31, 2005	$17.14	(0.14)	1.72	1.58	—	(0.33)	(0.33)	$18.39	9.18%		2.50%	2.50%	(0.77)%	$2,935	520%
Year Ended December 31, 2004	$10.38	(0.26)	7.02	6.76	—	—	—	$17.14	65.13%		2.63%	2.63%	(1.79)%	$12,491	645%
Year Ended December 31, 2003	$6.37	(0.17)	4.18	4.01	—	—	—	$10.38	62.95%		3.15%	2.94%	(2.16)%	$566	2,818%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Oil & Gas UltraSector ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$52.85	(0.02)		(28.16)	(28.18)	— (e)	—	— (e)	$24.67	(53.31	)%(d)	1.68%	1.68%	(0.09)%	$47,674	21	%(d)
Year Ended July 31, 2008	$51.96	0.21		2.36	2.57	(0.08)	(1.60)	(1.68)	$52.85	4.76%		1.50%	1.50%	0.38%	$122,187	102%
Year Ended July 31, 2007	$40.72	0.39		10.92	11.31	(0.07)	—	(0.07)	$51.96	27.82%		1.45%	1.45%	0.91%	$182,861	265%
January 1, 2006 through July 31, 2006	$32.74	0.17		7.81	7.98	—	—	—	$40.72	24.37	%(d)	1.42%	1.42%	0.80%	$145,885	230	%(d)
Year Ended December 31, 2005	$22.41	0.14		10.19	10.33	—	—	—	$32.74	46.10%		1.43%	1.43%	0.45%	$115,214	352%
Year Ended December 31, 2004	$15.66	—	(e)	7.20	7.20	—	(0.45)	(0.45)	$22.41	45.98%		1.64%	1.64%	(0.03)%	$44,530	634%
Year Ended December 31, 2003	$11.80	(0.02)		3.88	3.86	—	—	—	$15.66	32.71%		2.09%	1.94%	(0.12)%	$37,753	2,032%
Service Class
Six Months Ended January 31, 2009 (unaudited)	$48.82	(0.18)		(25.96)	(26.14)	—	—	—	$22.68	(53.54	)%(d)	2.68%	2.68%	(1.09)%	$4,139	21	%(d)
Year Ended July 31, 2008	$48.54	(0.32	)(f)	2.20	1.88	—	(1.60)	(1.60)	$48.82	3.68%		2.50%	2.50%	(0.62)%	$12,623	102%
Year Ended July 31, 2007	$38.34	—	(e)	10.20	10.20	—	—	—	$48.54	26.60%		2.45%	2.45%	(0.09)%	$14,588	265%
January 1, 2006 through July 31, 2006	$31.01	(0.03)		7.36	7.33	—	—	—	$38.34	23.64	%(d)	2.42%	2.42%	(0.20)%	$19,980	230	%(d)
Year Ended December 31, 2005	$21.43	(0.15)		9.73	9.58	—	—	—	$31.01	44.70%		2.43%	2.43%	(0.55)%	$13,899	352%
Year Ended December 31, 2004	$15.13	(0.18)		6.93	6.75	—	(0.45)	(0.45)	$21.43	44.61%		2.64%	2.64%	(1.03)%	$10,932	634%
Year Ended December 31, 2003	$11.52	(0.14)		3.75	3.61	—	—	—	$15.13	31.34%		3.09%	2.94%	(1.12)%	$3,956	2,032%

Oil Equipment, Services & Distribution UltraSector ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$43.23	(0.05)		(34.25)	(34.31)	—	—	—	$8.92	(79.37	)%(d)	1.73%	1.64%	(0.55)%	$10,058	234	%(d)
Year Ended July 31, 2008	$38.89	(0.06)		5.17 (f)	5.11	(0.01)	(0.76)	(0.77)	$43.23	13.38%		1.54%	1.53%	(0.14)%	$41,679	431%
Year Ended July 31, 2007	$29.65	0.04		9.27	9.31	(0.07)	—	(0.07)	$38.89	31.49%		1.64%	1.64%	0.12%	$51,490	943%
June 5, 2006 through July 31, 2006(g)	$30.00	(0.01)		(0.34)	(0.35)	—	—	—	$29.65	(1.17	)%(d)	2.85%	1.95%	(0.31)%	$4,664	160	%(d)
Service Class
Six Months Ended January 31, 2009 (unaudited)	$42.37	(0.16)		(33.51)	(33.67)	—	—	—	$8.70	(79.47	)%(d)	2.73%	2.64%	(1.55)%	$898	234	%(d)
Year Ended July 31, 2008	$38.52	(0.47)		5.08 (f)	4.61	—	(0.76)	(0.76)	$42.37	12.21%		2.54%	2.53%	(1.14)%	$4,146	431%
Year Ended July 31, 2007	$29.61	(0.26)		9.17	8.91	—	—	—	$38.52	30.09%		2.64%	2.64%	(0.88)%	$5,868	943%
June 5, 2006 through July 31, 2006(g)	$30.00	(0.06)		(0.33)	(0.39)	—	—	—	$29.61	(1.30	)%(d)	3.85%	2.95%	(1.31)%	$959	160	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Pharmaceuticals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$8.12	0.04	(1.69)	(1.65)	(0.11)	—	(0.11)	$6.36	(20.43	)%(d)	2.28%	1.60%	0.99%	$3,860	435	%(d)
Year Ended July 31, 2008	$9.94	0.16	(1.63)	(1.47)	(0.35)	—	(0.35)	$8.12	(15.55)%		2.02%	1.55%	1.71%	$4,491	643%
Year Ended July 31, 2007	$9.95	0.19	0.01	0.20	(0.21)	—	(0.21)	$9.94	1.87%		1.59%	1.56%	1.78%	$7,513	489%
January 1, 2006 through July 31, 2006	$9.02	0.09	0.84	0.93	—	—	—	$9.95	10.30	%(d)	1.61%	1.49%	1.58%	$24,395	339	%(d)
Year Ended December 31, 2005	$9.77	0.11	(0.81)	(0.70)	(0.05)	—	(0.05)	$9.02	(7.06)%		1.68%	1.68%	1.27%	$14,175	576%
Year Ended December 31, 2004	$11.61	— (e)	(1.84)	(1.84)	—	—	—	$9.77	(15.85)%		1.90%	1.90%	0.02%	$14,459	607%
Year Ended December 31, 2003	$10.77	(0.05)	0.89	0.84	—	—	—	$11.61	7.80%		2.20%	1.95%	(0.50)%	$8,229	4,437%
Service Class
Six Months Ended January 31, 2009 (unaudited)	$7.82	— (e)	(1.63)	(1.62)	(0.06)	—	(0.06)	$6.14	(20.73	)%(d)	3.28%	2.60%	(0.01)%	$596	435	%(d)
Year Ended July 31, 2008	$9.49	0.07	(1.59)	(1.52)	(0.15)	—	(0.15)	$7.82	(16.35)%		3.02%	2.55%	0.71%	$405	643%
Year Ended July 31, 2007	$9.48	0.09	— (e)	0.09	(0.08)	—	(0.08)	$9.49	0.86%		2.59%	2.56%	0.78%	$603	489%
January 1, 2006 through July 31, 2006	$8.64	0.03	0.81	0.84	—	—	—	$9.48	9.72	%(d)	2.61%	2.49%	0.58%	$4,720	339	%(d)
Year Ended December 31, 2005	$9.39	0.03	(0.78)	(0.75)	—	—	—	$8.64	(8.09)%		2.68%	2.68%	0.27%	$1,817	576%
Year Ended December 31, 2004	$11.28	(0.11)	(1.78)	(1.89)	—	—	—	$9.39	(16.67)%		2.90%	2.90%	(0.98)%	$675	607%
Year Ended December 31, 2003	$10.54	(0.16)	0.90	0.74	—	—	—	$11.28	7.02%		3.20%	2.95%	(1.50)%	$892	4,437%

Precious Metals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$43.96	(0.05)	(22.20)	(22.26)	(0.18)	—	(0.18)	$21.52	(50.62	)%(d)	1.61%	1.61%	(0.45)%	$81,727	—
Year Ended July 31, 2008	$43.35	1.04	3.55 (f)	4.59	(0.43)	(3.55)	(3.98)	$43.96	10.64%		1.46%	1.46%	2.10%	$100,099	—
Year Ended July 31, 2007	$45.10	1.62	(1.08)	0.54	(2.29)	—	(2.29)	$43.35	1.47%		1.36%	1.36%	4.04%	$90,037	—
January 1, 2006 through July 31, 2006	$41.47	0.96	2.67	3.63	—	—	—	$45.10	8.75	%(d)	1.36%	1.36%	3.59%	$132,144	—
Year Ended December 31, 2005	$29.99	0.57	10.91	11.48	—	—	—	$41.47	38.28%		1.44%	1.44%	1.90%	$112,978	—
Year Ended December 31, 2004	$36.13	(0.02)	(6.12)	(6.14)	—	—	—	$29.99	(16.99)%		1.46%	1.46%	(0.08)%	$46,862	—
Year Ended December 31, 2003	$22.77	(0.18)	13.54	13.36	—	—	—	$36.13	58.67%		1.69%	1.68%	(0.67)%	$54,157	—
Service Class
Six Months Ended January 31, 2009 (unaudited)	$42.17	(0.16)	(21.27)	(21.45)	—	—	—	$20.72	(50.87	)%(d)	2.61%	2.61%	(1.45)%	$13,793	—
Year Ended July 31, 2008	$41.75	0.58	3.39 (f)	3.97	—	(3.55)	(3.55)	$42.17	9.57%		2.46%	2.46%	1.10%	$46,678	—
Year Ended July 31, 2007	$43.36	1.23	(1.10)	0.13	(1.74)	—	(1.74)	$41.75	0.48%		2.36%	2.36%	3.04%	$88,210	—
January 1, 2006 through July 31, 2006	$40.10	0.70	2.56	3.26	—	—	—	$43.36	8.13	%(d)	2.36%	2.36%	2.59%	$71,638	—
Year Ended December 31, 2005	$29.28	0.26	10.56	10.82	—	—	—	$40.10	36.95%		2.44%	2.44%	0.90%	$27,410	—
Year Ended December 31, 2004	$35.63	(0.31)	(6.04)	(6.35)	—	—	—	$29.28	(17.82)%		2.46%	2.46%	(1.08)%	$4,972	—
Year Ended December 31, 2003	$22.67	(0.43)	13.39	12.96	—	—	—	$35.63	57.17%		2.69%	2.68%	(1.67)%	$5,584	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Real Estate UltraSector ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$33.45	0.09		(23.79)	(23.70)	(0.15)	—	(0.15)	$9.60	(70.94	)%(d)	1.92%	1.78%	1.00%	$11,486	125	%(d)
Year Ended July 31, 2008	$42.72	(0.18)		(7.92)	(8.10)	(1.17)	—	(1.17)	$33.45	(19.58)%		1.78%	1.78%	(0.44)%	$18,740	776%
Year Ended July 31, 2007	$46.71	1.08		(4.07)	(2.99)	(1.00)	—	(1.00)	$42.72	(6.82)%		1.55%	1.55%	1.95%	$27,340	382%
January 1, 2006 through July 31, 2006	$38.28	1.17		7.26	8.43	—	—	—	$46.71	21.99	%(d)	1.70%	1.58%	4.54%	$80,827	678	%(d)
Year Ended December 31, 2005	$36.39	0.23		2.61	2.84	(0.95)	—	(0.95)	$38.28	7.82%		1.73%	1.73%	0.62%	$8,797	1,411%
Year Ended December 31, 2004	$25.79	0.66		10.38	11.04	(0.28)	(0.16)	(0.44)	$36.39	42.95%		1.55%	1.55%	2.23%	$47,120	1,303%
Year Ended December 31, 2003	$18.42	0.62		8.15	8.77	(1.40)	—	(1.40)	$25.79	49.87%		1.84%	1.84%	2.82%	$15,800	2,478%
Service Class
Six Months Ended January 31, 2009 (unaudited)	$33.75	(0.02	)(e)	(23.98)	(24.00)	—	—	—	$9.75	(71.11	)%(d)	2.92%	2.78%	— (f)	$788	125	%(d)
Year Ended July 31, 2008	$43.33	(0.57)		(8.05)	(8.62)	(0.96)	—	(0.96)	$33.75	(20.41)%		2.78%	2.78%	(1.44)%	$1,834	776%
Year Ended July 31, 2007	$47.41	0.52		(4.11)	(3.59)	(0.49)	—	(0.49)	$43.33	(7.81)%		2.55%	2.55%	0.95%	$1,452	382%
January 1, 2006 through July 31, 2006	$39.06	0.91		7.44	8.35	—	—	—	$47.41	21.38	%(d)	2.70%	2.58%	3.54%	$7,652	678	%(d)
Year Ended December 31, 2005	$37.28	(0.15)		2.69	2.54	(0.76)	—	(0.76)	$39.06	6.76%		2.73%	2.73%	(0.38)%	$2,029	1,411%
Year Ended December 31, 2004	$26.64	0.36		10.68	11.04	(0.24)	(0.16)	(0.40)	$37.28	41.60%		2.55%	2.55%	1.23%	$6,532	1,303%
Year Ended December 31, 2003	$19.09	0.40		8.35	8.75	(1.20)	—	(1.20)	$26.64	47.80%		2.84%	2.84%	1.82%	$8,557	2,478%

Semiconductor UltraSector ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$13.35	—	(g)	(7.81)	(7.81)	(0.02)	—	(0.02)	$5.51	(58.54	)%(d)	2.23%	1.59%	0.10%	$3,072	500	%(d)
Year Ended July 31, 2008	$20.38	0.06		(6.98)	(6.92)	(0.11)	—	(0.11)	$13.35	(34.11)%		1.77%	1.55%	0.33%	$9,022	597%
Year Ended July 31, 2007	$15.63	0.07		4.71	4.78	(0.03)	—	(0.03)	$20.38	30.63%		1.64%	1.57%	0.35%	$24,220	654%
January 1, 2006 through July 31, 2006	$20.80	0.03		(5.20)	(5.17)	—	—	—	$15.63	(24.86	)%(d)	1.58%	1.58%	0.23%	$12,967	504	%(d)
Year Ended December 31, 2005	$18.71	(0.06)		2.15	2.09	—	—	—	$20.80	11.17%		1.58%	1.58%	(0.30)%	$30,313	681%
Year Ended December 31, 2004	$28.70	(0.23)		(9.76)	(9.99)	—	—	—	$18.71	(34.81)%		1.65%	1.65%	(1.06)%	$32,555	468%
Year Ended December 31, 2003	$11.64	(0.31)		17.37	17.06	—	—	—	$28.70	146.56%		1.76%	1.76%	(1.38)%	$43,859	1,116%
Service Class
Six Months Ended January 31, 2009 (unaudited)	$12.39	(0.04	)(e)	(7.24)	(7.28)	—	—	—	$5.11	(58.76	)%(d)	3.23%	2.59%	(0.90)%	$87	500	%(d)
Year Ended July 31, 2008	$18.99	(0.11	)(e)	(6.49)	(6.60)	—	—	—	$12.39	(34.76)%		2.77%	2.55%	(0.67)%	$404	597%
Year Ended July 31, 2007	$14.68	(0.11)		4.42	4.31	—	—	—	$18.99	29.36%		2.64%	2.57%	(0.65)%	$639	654%
January 1, 2006 through July 31, 2006	$19.66	(0.08)		(4.90)	(4.98)	—	—	—	$14.68	(25.37	)%(d)	2.58%	2.58%	(0.77)%	$1,526	504	%(d)
Year Ended December 31, 2005	$17.86	(0.25)		2.05	1.80	—	—	—	$19.66	10.13%		2.58%	2.58%	(1.30)%	$2,191	681%
Year Ended December 31, 2004	$27.65	(0.43)		(9.36)	(9.79)	—	—	—	$17.86	(35.41)%		2.65%	2.65%	(2.06)%	$3,705	468%
Year Ended December 31, 2003	$11.33	(0.52)		16.84	16.32	—	—	—	$27.65	144.04%		2.76%	2.76%	(2.38)%	$4,975	1,116%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	Amount is less than .005%.
(g)	Amount is less than $0.005.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Technology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$26.27	(0.05)	(13.47)	(13.52)	—	—	—	$12.75	(51.47	)%(d)	2.17%	1.60%	(0.61)%	$2,526	364	%(d)
Year Ended July 31, 2008	$31.76	— (e)	(5.42)	(5.42)	(0.07)	—	(0.07)	$26.27	(17.13)%		1.82%	1.55%	— (f)	$7,538	383%
Year Ended July 31, 2007	$22.79	0.05	8.92	8.97	—	—	—	$31.76	39.36%		1.70%	1.56%	0.17%	$19,337	493%
January 1, 2006 through July 31, 2006	$26.58	— (e)	(3.79)	(3.79)	—	—	—	$22.79	(14.26	)%(d)	1.66%	1.58%	— (f)	$6,105	170	%(d)
Year Ended December 31, 2005	$26.62	(0.12)	0.15	0.03	(0.07)	—	(0.07)	$26.58	0.12%		1.76%	1.68%	(0.45)%	$17,955	634%
Year Ended December 31, 2004	$27.36	0.18	(0.81)	(0.63)	(0.11)	—	(0.11)	$26.62	(2.31)%		1.95%	1.95%	0.73%	$10,781	743%
Year Ended December 31, 2003	$15.97	(0.29)	11.68	11.39	—	—	—	$27.36	71.32%		2.19%	1.95%	(1.35)%	$6,649	1,689%
Service Class
Six Months Ended January 31, 2009 (unaudited)	$24.73	(0.12)	(12.66)	(12.78)	—	—	—	$11.95	(51.68	)%(d)	3.17%	2.60%	(1.61)%	$4,162	364	%(d)
Year Ended July 31, 2008	$30.15	(0.29)	(5.13)	(5.42)	—	—	—	$24.73	(17.98)%		2.82%	2.55%	(1.00)%	$570	383%
Year Ended July 31, 2007	$21.85	(0.23)	8.53	8.30	—	—	—	$30.15	37.99%		2.70%	2.56%	(0.83)%	$1,177	493%
January 1, 2006 through July 31, 2006	$25.64	(0.15)	(3.64)	(3.79)	—	—	—	$21.85	(14.78	)%(d)	2.66%	2.58%	(1.00)%	$523	170	%(d)
Year Ended December 31, 2005	$25.88	(0.36)	0.12	(0.24)	—	—	—	$25.64	(0.93)%		2.76%	2.68%	(1.45)%	$514	634%
Year Ended December 31, 2004	$26.85	(0.06)	(0.80)	(0.86)	(0.11)	—	(0.11)	$25.88	(3.21)%		2.91%	2.91%	(0.23)%	$3,449	743%
Year Ended December 31, 2003	$15.80	(0.51)	11.56	11.05	—	—	—	$26.85	69.94%		3.19%	2.95%	(2.35)%	$727	1,689%

Telecommunications UltraSector ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$14.76	0.11	(5.58)	(5.47)	(0.12)	—	(0.12)	$9.17	(37.16	)%(d)	2.44%	1.83%	1.95%	$2,007	557	%(d)
Year Ended July 31, 2008	$31.42	0.37	(10.01)	(9.64)	(0.98)	(6.04)	(7.02)	$14.76	(38.06)%		1.84%	1.78%	1.40%	$4,091	237%
Year Ended July 31, 2007	$22.50	0.64	8.49	9.13	(0.21)	—	(0.21)	$31.42	40.71%		1.50%	1.50%	2.28%	$53,726	402%
January 1, 2006 through July 31, 2006	$17.97	0.38	4.15	4.53	—	—	—	$22.50	25.14	%(d)	1.63%	1.58%	3.08%	$8,695	593	%(d)
Year Ended December 31, 2005	$20.84	0.38	(2.66)	(2.28)	(0.59)	—	(0.59)	$17.97	(10.93)%		2.68%	1.68%	1.99%	$2,131	1,212%
Year Ended December 31, 2004	$17.04	0.22	3.71	3.93	(0.13)	—	(0.13)	$20.84	23.06%		1.92%	1.92%	1.15%	$7,727	1,252%
Year Ended December 31, 2003	$17.13	0.45	(0.39)	0.06	(0.15)	—	(0.15)	$17.04	0.39%		3.22%	1.95%	2.78%	$4,752	3,034%
Service Class
Six Months Ended January 31, 2009 (unaudited)	$14.10	0.05	(5.34)	(5.29)	—	—	—	$8.81	(37.52	)%(d)	3.44%	2.83%	0.95%	$146	557	%(d)
Year Ended July 31, 2008	$29.72	0.14	(9.57)	(9.43)	(0.15)	(6.04)	(6.19)	$14.10	(38.62)%		2.84%	2.78%	0.40%	$286	237%
Year Ended July 31, 2007	$21.43	0.39	8.01	8.40	(0.11)	—	(0.11)	$29.72	39.26%		2.50%	2.50%	1.28%	$1,716	402%
January 1, 2006 through July 31, 2006	$17.21	0.26	3.96	4.22	—	—	—	$21.43	24.52	%(d)	2.63%	2.58%	2.08%	$1,945	593	%(d)
Year Ended December 31, 2005	$20.07	0.20	(2.59)	(2.39)	(0.47)	—	(0.47)	$17.21	(11.94)%		3.68%	2.68%	0.99%	$287	1,212%
Year Ended December 31, 2004	$16.58	0.04	3.58	3.62	(0.13)	—	(0.13)	$20.07	21.83%		2.92%	2.92%	0.15%	$2,009	1,252%
Year Ended December 31, 2003	$16.75	0.30	(0.36)	(0.06)	(0.11)	—	(0.11)	$16.58	(0.33)%		4.22%	2.95%	1.78%	$1,469	3,034%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)	Amount is less than 0.005%.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Utilities UltraSector ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$24.41	0.12	(9.40)	(9.28)	(0.42)	—	(0.42)	$14.71	(37.99	)%(d)	1.83%	1.81%	1.32%	$10,154	270	%(d)
Year Ended July 31, 2008	$24.96	0.37	(0.85)	(0.48)	(0.07)	—	(0.07)	$24.41	(1.97)%		1.62%	1.62%	1.37%	$29,165	595%
Year Ended July 31, 2007	$22.21	0.55	3.20	3.75	(0.30)	(0.70)	(1.00)	$24.96	17.04%		1.49%	1.49%	2.19%	$40,717	293%
January 1, 2006 through July 31, 2006	$19.86	0.21	2.14	2.35	—	—	—	$22.21	11.83	%(d)	1.61%	1.61%	1.74%	$81,230	261	%(d)
Year Ended December 31, 2005	$16.85	0.35	2.66	3.01	—	—	—	$19.86	17.86%		1.48%	1.48%	1.81%	$31,795	615%
Year Ended December 31, 2004	$12.87	0.19	3.91	4.10	(0.12)	—	(0.12)	$16.85	31.85%		1.89%	1.89%	1.30%	$14,316	1,001%
Year Ended December 31, 2003	$9.97	0.12	2.84	2.96	(0.06)	—	(0.06)	$12.87	29.69%		2.17%	1.95%	1.09%	$12,526	2,402%
Service Class
Six Months Ended January 31, 2009 (unaudited)	$23.08	0.04	(8.88)	(8.84)	(0.11)	—	(0.11)	$14.13	(38.29	)%(d)	2.83%	2.81%	0.32%	$1,390	270	%(d)
Year Ended July 31, 2008	$23.78	0.12	(0.82)	(0.70)	—	—	—	$23.08	(2.94)%		2.62%	2.62%	0.37%	$3,054	595%
Year Ended July 31, 2007	$21.18	0.31	3.03	3.34	(0.04)	(0.70)	(0.74)	$23.78	15.85%		2.49%	2.49%	1.19%	$4,622	293%
January 1, 2006 through July 31, 2006	$19.05	0.09	2.04	2.13	—	—	—	$21.18	11.12	%(d)	2.61%	2.61%	0.74%	$12,292	261	%(d)
Year Ended December 31, 2005	$16.34	0.16	2.55	2.71	—	—	—	$19.05	16.65%		2.48%	2.48%	0.81%	$8,894	615%
Year Ended December 31, 2004	$12.62	0.05	3.79	3.84	(0.12)	—	(0.12)	$16.34	30.42%		2.89%	2.89%	0.30%	$5,754	1,001%
Year Ended December 31, 2003	$9.83	0.01	2.78	2.79	—	—	—	$12.62	28.38%		3.17%	2.95%	0.09%	$2,353	2,402%

Short Oil & Gas ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$17.04	(0.04)	1.89	1.85	(1.12)	—	(1.12)	$17.77	10.79	%(d)	1.78%	1.58%	(0.41)%	$3,089	—
Year Ended July 31, 2008	$19.30	0.32	(2.25)	(1.93)	(0.33)	—	(0.33)	$17.04	(9.94)%		1.62%	1.57%	1.85%	$28,676	—
Year Ended July 31, 2007	$24.38	0.83	(4.39)	(3.56)	(1.52)	—	(1.52)	$19.30	(15.42)%		1.81%	1.74%	3.59%	$14,947	—
January 1, 2006 through July 31, 2006	$28.70	0.55	(4.87)	(4.32)	—	—	—	$24.38	(15.05	)%(d)	1.38%	1.38%	3.57%	$26,214	—
September 12, 2005 through December 31, 2005(e)	$30.00	0.19	0.63	0.82	(0.35)	(1.77)	(2.12)	$28.70	2.71	%(d)	1.92%	1.92%	2.00%	$6,458	—
Service Class
Six Months Ended January 31, 2009 (unaudited)	$17.19	(0.14)	1.90	1.76	(0.42)	—	(0.42)	$18.53	10.27	%(d)	2.78%	2.58%	(1.41)%	$907	—
Year Ended July 31, 2008	$19.32	0.15	(2.24)	(2.09)	(0.04)	—	(0.04)	$17.19	(10.79)%		2.62%	2.57%	0.85%	$2,602	—
Year Ended July 31, 2007	$24.25	0.60	(4.38)	(3.78)	(1.15)	—	(1.15)	$19.32	(16.25)%		2.81%	2.74%	2.59%	$606	—
January 1, 2006 through July 31, 2006	$28.71	0.39	(4.85)	(4.46)	—	—	—	$24.25	(15.53	)%(d)	2.38%	2.38%	2.57%	$5,632	—
September 12, 2005 through December 31, 2005(e)	$30.00	0.10	0.62	0.72	(0.24)	(1.77)	(2.01)	$28.71	2.39	%(d)	2.92%	2.92%	1.00%	$1,380	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Short Precious Metals ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$18.55	(0.09)	(3.31	)(d)	(3.40)	(0.31)	—	(0.31)	$14.84	(18.40	)%(e)	2.23%	1.95%	(0.80)%	$4,220	—
Year Ended July 31, 2008	$25.93	0.39	(6.05)		(5.66)	(1.72)	—	(1.72)	$18.55	(22.30)%		1.55%	1.55%	2.00%	$31,869	—
Year Ended July 31, 2007	$28.10	1.13	(2.93)		(1.80)	(0.37)	—	(0.37)	$25.93	(6.47)%		1.41%	1.41%	3.95%	$9,546	—
January 9, 2006 through July 31, 2006(f)	$30.00	0.52	(2.42)		(1.90)	—	—	—	$28.10	(6.33	)%(e)	1.81%	1.81%	3.23%	$25,326	—
Service Class
Six Months Ended January 31, 2009 (unaudited)	$19.87	(0.21)	(3.52	)(d)	(3.73)	—	—	—	$16.14	(18.77	)%(e)	3.23%	2.95%	(1.80)%	$106	—
Year Ended July 31, 2008	$25.85	0.18	(6.16)		(5.98)	—	—	—	$19.87	(23.13)%		2.55%	2.55%	1.00%	$582	—
Year Ended July 31, 2007	$27.93	0.84	(2.92)		(2.08)	—	—	—	$25.85	(7.45)%		2.41%	2.41%	2.95%	$630	—
January 9, 2006 through July 31, 2006(f)	$30.00	0.36	(2.43)		(2.07)	—	—	—	$27.93	(6.90	)%(e)	2.81%	2.81%	2.23%	$4,607	—

Short Real Estate ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$25.98	(0.08)	2.73		2.65	—	(1.94)	(1.94)	$26.69	10.61	%(e)	1.68%	1.68%	(0.55)%	$28,647	—
Year Ended July 31, 2008	$26.92	0.55	(0.57)		(0.02)	(0.92)	—	(0.92)	$25.98	(0.17)%		1.53%	1.53%	2.08%	$78,191	—
Year Ended July 31, 2007	$26.37	0.89	0.56		1.45	(0.90)	—	(0.90)	$26.92	6.16%		1.49%	1.49%	3.78%	$126,197	—
January 1, 2006 through July 31, 2006	$30.02	0.56	(4.21)		(3.65)	—	—	—	$26.37	(12.16	)%(e)	1.39%	1.39%	3.48%	$98,834	—
September 12, 2005 through December 31, 2005(f)	$30.00	0.23	(0.06)		0.17	(0.15)	—	(0.15)	$30.02	0.55	%(e)	1.63%	1.63%	2.37%	$56,929	—
Service Class
Six Months Ended January 31, 2009 (unaudited)	$25.84	(0.21)	2.69		2.48	—	(1.94)	(1.94)	$26.38	10.00	%(e)	2.68%	2.68%	(1.55)%	$2,194	—
Year Ended July 31, 2008	$26.80	0.28	(0.56)		(0.28)	(0.68)	—	(0.68)	$25.84	(1.14)%		2.53%	2.53%	1.08%	$6,447	—
Year Ended July 31, 2007	$26.23	0.66	0.56		1.22	(0.65)	—	(0.65)	$26.80	5.12%		2.49%	2.49%	2.78%	$18,037	—
January 1, 2006 through July 31, 2006	$30.03	0.40	(4.20)		(3.80)	—	—	—	$26.23	(12.65	)%(e)	2.39%	2.39%	2.48%	$7,493	—
September 12, 2005 through December 31, 2005(f)	$30.00	0.13	(0.05)		0.08	(0.05)	—	(0.05)	$30.03	0.26	%(e)	2.63%	2.63%	1.37%	$5,102	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.
(f)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
U.S. Government Plus ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$31.78	0.22	7.17	7.39	(0.22)	—	—	(0.22)	$38.95	23.28	%(d)	1.35%	1.35%	1.19%	$24,416	554	%(d)
Year Ended July 31, 2008	$30.22	0.87	2.06	2.93	(0.83)	(0.54)	—	(1.37)	$31.78	9.74%		1.25%	1.25%	2.76%	$16,362	1,104%
Year Ended July 31, 2007	$29.45	1.14	0.76	1.90	(1.13)	—	—	(1.13)	$30.22	6.47%		1.22%	1.22%	3.72%	$60,988	1,124%
January 1, 2006 through July 31, 2006	$33.56	0.65	(4.12)	(3.47)	(0.64)	—	—	(0.64)	$29.45	(10.35	)%(d)	1.21%	1.19%	3.69%	$60,862	924	%(d)
Year Ended December 31, 2005	$31.63	0.93	1.94	2.87	(0.94)	—	—	(0.94)	$33.56	9.12%		1.23%	1.23%	2.79%	$60,810	3,724%
Year Ended December 31, 2004	$31.33	0.86	1.82	2.68	(0.92)	(1.46)	—	(2.38)	$31.63	8.78%		1.20%	1.20%	2.72%	$24,088	4,947%
Year Ended December 31, 2003	$33.73	0.21	(1.24)	(1.03)	(0.18)	—	(1.19)	(1.37)	$31.33	(3.13)%		1.57%	1.57%	0.63%	$6,610	3,932%
Service Class
Six Months Ended January 31, 2009 (unaudited)	$31.63	0.04	7.14	7.18	(0.04)	—	—	(0.04)	$38.77	22.71	%(d)	2.35%	2.35%	0.19%	$3,275	554	%(d)
Year Ended July 31, 2008	$30.09	0.55	2.04	2.59	(0.51)	(0.54)	—	(1.05)	$31.63	8.63%		2.25%	2.25%	1.76%	$5,439	1,104%
Year Ended July 31, 2007	$29.34	0.83	0.74	1.57	(0.82)	—	—	(0.82)	$30.09	5.36%		2.22%	2.22%	2.72%	$15,522	1,124%
January 1, 2006 through July 31, 2006	$33.42	0.47	(4.09)	(3.62)	(0.46)	—	—	(0.46)	$29.34	(10.85	)%(d)	2.21%	2.19%	2.69%	$8,963	924	%(d)
Year Ended December 31, 2005	$31.52	0.60	1.93	2.53	(0.63)	—	—	(0.63)	$33.42	8.06%		2.23%	2.23%	1.79%	$18,580	3,724%
Year Ended December 31, 2004	$31.33	0.54	1.81	2.35	(0.70)	(1.46)	—	(2.16)	$31.52	7.67%		2.20%	2.20%	1.72%	$5,239	4,947%
Year Ended December 31, 2003	$33.76	(0.12)	(1.26)	(1.38)	(0.14)	—	(0.91)	(1.05)	$31.33	(4.17)%		2.57%	2.57%	(0.37)%	$1,430	3,932%
Class A
Six Months Ended January 31, 2009 (unaudited)	$31.80	0.18	7.17	7.35	(0.17)	—	—	(0.17)	$38.98	23.15	%(d)	1.60%	1.60%	0.94%	$1	554	%(d)
Year Ended July 31, 2008	$30.22	0.79	2.07	2.86	(0.74)	(0.54)	—	(1.28)	$31.80	9.51%		1.50%	1.50%	2.51%	$91	1,104%
March 22, 2007 through July 31, 2007(e)	$30.95	0.38	(0.73)	(0.35)	(0.38)	—	—	(0.38)	$30.22	(1.13	)%(d)	1.52%	1.52%	3.53%	$45	1,124	%(d)

Rising Rates Opportunity 10 ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$27.49	(0.12)	(3.17)	(3.29)	(0.03)	—	—	(0.03)	$24.17	(11.94	)%(d)	1.75%	1.73%	(0.93)%	$56,928	—
Year Ended July 31, 2008	$31.64	0.30	(2.52)	(2.22)	(1.93)	—	—	(1.93)	$27.49	(7.24)%		1.72%	1.72%	1.07%	$35,028	—
Year Ended July 31, 2007	$31.58	1.14	(0.85)	0.29	(0.23)	—	—	(0.23)	$31.64	0.93%		1.58%	1.58%	3.66%	$13,194	—
January 1, 2006 through July 31, 2006	$29.73	0.57	1.28	1.85	—	—	—	—	$31.58	6.22	%(d)	1.46%	1.46%	3.18%	$11,975	—
January 10, 2005 through December 31, 2005(e)	$30.00	0.43	(0.38)	0.05	(0.32)	—	—	(0.32)	$29.73	0.16	%(d)	1.74%	1.74%	1.49%	$12,314	—
Service Class
Six Months Ended January 31, 2009 (unaudited)	$28.62	(0.26)	(3.30)	(3.56)	—	—	—	—	$25.06	(12.40	)%(d)	2.75%	2.73%	(1.93)%	$4,330	—
Year Ended July 31, 2008	$31.30	0.01	(2.55)	(2.54)	(0.14)	—	—	(0.14)	$28.62	(8.16)%		2.72%	2.72%	0.07%	$6,006	—
Year Ended July 31, 2007	$31.45	0.83	(0.86)	(0.03)	(0.12)	—	—	(0.12)	$31.30	(0.06)%		2.58%	2.58%	2.66%	$250	—
January 1, 2006 through July 31, 2006	$29.77	0.39	1.29	1.68	—	—	—	—	$31.45	5.64	%(d)	2.46%	2.46%	2.18%	$839	—
January 10, 2005 through December 31, 2005(e)	$30.00	0.14	(0.37)	(0.23)	—	—	—	—	$29.77	(0.77	)%(d)	2.74%	2.74%	0.49%	$1,205	—
Class A
Six Months Ended January 31, 2009 (unaudited)	$29.02	(0.15)	(2.93)	(3.08)	— (f)	—	—	— (f)	$25.50	(12.08	)%(d)	2.00%	1.98%	(1.18)%	$81	—
Year Ended July 31, 2008	$31.64	0.23	(2.62)	(2.39)	(0.23)	—	—	(0.23)	$29.02	(7.58)%		1.97%	1.97%	0.82%	$1	—
March 22, 2007 through July 31, 2007(e)	$31.00	0.35	0.29	0.64	—	—	—	—	$31.64	2.06	%(d)	2.10%	2.10%	3.10%	$1	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations
(f)	Amount is less than $0.005.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Rising Rates Opportunity ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$17.87	(0.05)	(4.31)	(4.36)	(0.08)	—	(0.08)	$13.43	(24.29	)%(d)	1.57%	1.57%	(0.66)%	$176,170	—
Year Ended July 31, 2008	$20.42	0.35	(2.17)	(1.82)	(0.73)	—	(0.73)	$17.87	(9.04)%		1.51%	1.51%	1.87%	$176,917	—
Year Ended July 31, 2007	$21.92	0.78	(0.92)	(0.14)	(1.36)	—	(1.36)	$20.42	(0.40)%		1.46%	1.46%	3.79%	$147,556	—
January 1, 2006 through July 31, 2006	$19.12	0.40	2.40	2.80	—	—	—	$21.92	14.64	%(d)	1.43%	1.43%	3.26%	$353,592	—
Year Ended December 31, 2005	$21.09	0.32	(1.91)	(1.59)	(0.38)	—	(0.38)	$19.12	(7.53)%		1.43%	1.43%	1.64%	$369,835	—
Year Ended December 31, 2004	$23.65	(0.02)	(2.54)	(2.56)	—	—	—	$21.09	(10.82)%		1.42%	1.42%	(0.09)%	$623,000	—
Year Ended December 31, 2003	$24.56	(0.15)	(0.76)	(0.91)	—	—	—	$23.65	(3.71)%		1.57%	1.57%	(0.61)%	$240,555	—
Service Class
Six Months Ended January 31, 2009 (unaudited)	$17.56	(0.13)	(4.20)	(4.33)	—	—	—	$13.23	(24.66	)%(d)	2.57%	2.57%	(1.66)%	$8,048	—
Year Ended July 31, 2008	$19.90	0.17	(2.13)	(1.96)	(0.38)	—	(0.38)	$17.56	(9.93)%		2.51%	2.51%	0.87%	$9,456	—
Year Ended July 31, 2007	$21.37	0.58	(0.92)	(0.34)	(1.13)	—	(1.13)	$19.90	(1.43)%		2.46%	2.46%	2.79%	$12,920	—
January 1, 2006 through July 31, 2006	$18.75	0.28	2.34	2.62	—	—	—	$21.37	13.97	%(d)	2.43%	2.43%	2.26%	$38,900	—
Year Ended December 31, 2005	$20.63	0.13	(1.87)	(1.74)	(0.14)	—	(0.14)	$18.75	(8.44)%		2.43%	2.43%	0.64%	$34,335	—
Year Ended December 31, 2004	$23.37	(0.24)	(2.50)	(2.74)	—	—	—	$20.63	(11.72)%		2.42%	2.42%	(1.09)%	$59,352	—
Year Ended December 31, 2003	$24.50	(0.39)	(0.74)	(1.13)	—	—	—	$23.37	(4.61)%		2.57%	2.57%	(1.61)%	$20,423	—
Class A
Six Months Ended January 31, 2009 (unaudited)	$18.31	(0.07)	(4.41)	(4.48)	(0.07)	—	(0.07)	$13.76	(24.34	)%(d)	1.82%	1.82%	(0.91)%	$3	—
Year Ended July 31, 2008	$20.40	0.30	(2.02)	(1.90)	(0.19)	—	(0.19)	$18.31	(9.37)%		1.76%	1.76%	1.62%	$1	—
March 22, 2007 through July 31, 2007(e)	$19.79	0.25	0.36	0.61	—	—	—	$20.40	(3.08	)%(d)	1.78%	1.78%	3.42%	$1	—
Rising U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$26.94	(0.05)	4.04	3.99	—	(0.01)	(0.01)	$30.92	14.81	%(d)	1.53%	1.53%	(0.34)%	$29,101	—
Year Ended July 31, 2008	$30.25	0.50	(2.96)	(2.46)	(0.85)	—	(0.85)	$26.94	(8.28)%		1.71%	1.51%	1.78%	$20,034	—
Year Ended July 31, 2007	$31.47	1.17	(1.24)	(0.07)	(1.15)	—	(1.15)	$30.25	(0.26)%		1.76%	1.48%	3.74%	$10,757	—
January 1, 2006 through July 31, 2006	$32.74	0.57	(1.84)	(1.27)	—	—	—	$31.47	(3.85	)%(d)	1.68%	1.68%	3.07%	$25,034	—
February 17,2005 through December 31, 2005(e)	$30.00	0.57	2.62	3.19	(0.25)	(0.20)	(0.45)	$32.74	10.60	%(d)	1.44%	1.37%	2.05%	$59,147	—
Service Class
Six Months Ended January 31, 2009 (unaudited)	$26.76	(0.20)	4.02	3.82	—	(0.01)	(0.01)	$30.57	14.27	%(d)	2.53%	2.53%	(1.34)%	$4,025	—
Year Ended July 31, 2008	$30.05	0.22	(2.96)	(2.74)	(0.55)	—	(0.55)	$26.76	(9.21)%		2.71%	2.51%	0.78%	$7,690	—
Year Ended July 31, 2007	$31.28	0.86	(1.22)	(0.36)	(0.87)	—	(0.87)	$30.05	(1.18)%		2.76%	2.48%	2.74%	$2,146	—
January 1, 2006 through July 31, 2006	$32.71	0.38	(1.81)	(1.43)	—	—	—	$31.28	(4.37	)%(d)	2.68%	2.68%	2.07%	$2,572	—
February 17, 2005 through December 31, 2005(e)	$30.00	0.30	2.61	2.91	—	(0.20)	(0.20)	$32.71	9.69	%(d)	2.44%	2.37%	1.05%	$443	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Falling U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2009 (unaudited)	$31.36	(0.15)	(4.53)	(4.68)	(1.55)	—	(1.55)	$25.13	(15.20	)%(d)	1.87%	1.87%	(1.05)%	$16,687	—
Year Ended July 31, 2008	$30.31	0.69	2.85	3.54	(0.43)	(2.06)	(2.49)	$31.36	12.23%		1.49%	1.49%	2.20%	$33,443	—
Year Ended July 31, 2007	$29.18	1.12	1.00	2.12	(0.99)	—	(0.99)	$30.31	7.41%		1.43%	1.43%	3.80%	$100,038	—
January 1, 2009 through July 31, 2006	$27.21	0.55	1.42	1.97	—	—	—	$29.18	7.24	%(d)	1.50%	1.50%	3.29%	$84,232	—
February 17, 2005 through December 31, 2005(e)	$30.00	0.39	(2.83)	(2.44)	(0.35)	—	(0.35)	$27.21	(8.14	)%(d)	2.13%	1.88%	1.59%	$16,645	—
Service Class
Six Months Ended January 31, 2009 (unaudited)	$31.15	(0.29)	(4.52)	(4.81)	(1.05)	—	(1.05)	$25.29	(15.62	)%(d)	2.87%	2.87%	(2.05)%	$1,323	—
Year Ended July 31, 2008	$30.09	0.38	2.83	3.21	(0.09)	(2.06)	(2.15)	$31.15	11.07%		2.49%	2.49%	1.20%	$1,782	—
Year Ended July 31, 2007	$28.94	0.83	0.98	1.81	(0.66)	—	(0.66)	$30.09	6.35%		2.43%	2.43%	2.80%	$4,156	—
January 1, 2009 through July 31, 2006	$27.15	0.38	1.41	1.79	—	—	—	$28.94	6.59	%(d)	2.50%	2.50%	2.29%	$3,487	—
February 17, 2005 through December 31, 2005(e)	$30.00	0.16	(2.83)	(2.67)	(0.18)	—	(0.18)	$27.15	(8.90	)%(d)	3.13%	2.88%	0.59%	$3,607	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Notes to Financial Statements

January 31, 2009

(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, NASDAQ-100 ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraNASDAQ-100 ProFund, UltraInternational ProFund, UltraEmerging Markets ProFund, UltraLatin America ProFund, UltraChina ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short NASDAQ-100 ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort NASDAQ-100 ProFund, UltraShort International ProFund, UltraShort Emerging Markets ProFund, UltraShort Latin America ProFund, UltraShort China ProFund, UltraShort Japan ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Oil Equipment, Services & Distribution UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund (except U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund) offers two classes of shares: the Investor Class and the Service Class. The U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund offer three classes of shares: the Investor Class, Service Class and Class A.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan, voting rights on matters affecting a single class of shares and sales charges. Class A has a maximum sales charge on purchases of 4.75% as a percentage of the original purchase price. Certain purchases of Class A shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds. However, based on experience, the ProFunds expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2009

(unaudited)

Derivatives (e.g., futures contracts, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

The ProFunds will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds will be monitored by the Advisor. The repurchase price is greater than the price paid by the ProFund, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds, other than U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The ProFunds may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of January 31, 2009, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

Each ProFund may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund’s records. As of January 31, 2009, the ProFunds did not hold any when-issued or delayed-delivery securities.

Futures Contracts and Related Options

The ProFunds may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2009

(unaudited)

contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statements of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Options

The ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of January 31, 2009 are exchange traded.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may buy or sell put and call options on foreign currencies, either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. As of January 31, 2009, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds did not hold any foreign currency options.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2009

(unaudited)

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The ProFund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Swap Agreements

The ProFunds may enter into swap agreements, primarily total return swaps, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

A total return swap is a bilateral agreement where one party (payer) agrees to pay the other (receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and, in the case that a ProFund has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund’s custodian. When a ProFund is a total return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund is a payer of the total return, the ProFund pays the return of the index plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund has under the swap agreement which may exceed the net asset value of the ProFund. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty.

The ProFund collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund. In the event of a default by the counterparty, the ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2009

(unaudited)

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

In addition to the ProFunds included in this report, the Advisor serves as the investment advisor for each additional active Fund in the ProFunds, Access One and ProShares Trusts (other trusts in the Fund Complex advised by the Advisor or an affiliate) not included in this report.

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds, Access One and ProShares Trusts are allocated across the ProFunds, Access One and ProShares Trusts based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

Each of the ProFunds (except Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually. Real Estate UltraSector ProFund declares and pays dividends from net investment income quarterly. U.S. Government Plus ProFund declares dividends from net investment income daily and pays dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. The ProFunds have a tax year end of October 31st.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the ProFunds’ tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. The FIN 48 analysis included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and any interim tax period since then, as applicable). FIN 48 did not impact the ProFunds’ net assets or results of operations during the period.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2009

(unaudited)

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the ProFunds’ derivative and hedging activities, including how such activities are accounted for and their effect on the ProFunds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the ProFunds’ financial statements and related disclosures.

3.	Investment Valuation Summary

The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of January 31, 2009 for each ProFund based upon the three levels defined above:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs			Total
	Investment Securities	Other Financial Instruments*	Investment Securities	Repurchase Agreements	Other Financial Instruments*	Investment Securities, including Repurchase Agreements	Other Financial Instruments*
Bull ProFund	$36,053,708	$(744,411)	$—	$9,577,000	$—	$45,630,708	$(744,411)
Mid-Cap ProFund	3,615,196	(19,451)	—	5,031,000	(186,092)	8,646,196	(205,543)
Small-Cap ProFund	28,754,372	(42,611)	—	17,385,000	(273,932)	46,139,372	(316,543)
NASDAQ-100 ProFund	11,429,255	36,693	—	4,265,000	—	15,694,255	36,693
Large-Cap Value ProFund	6,896,424	—	—	28,000	—	6,924,424	—
Large-Cap Growth ProFund	29,371,545	—	—	116,000	—	29,487,545	—
Mid-Cap Value ProFund	11,111,812	—	—	—	—	11,111,812	—
Mid-Cap Growth ProFund	4,776,861	—	—	39,000	—	4,815,861	—
Small-Cap Value ProFund	15,082,213	—	—	—	—	15,082,213	—
Small-Cap Growth ProFund	4,509,593	—	—	—	—	4,509,593	—
Europe 30 ProFund	3,628,722	—	—	16,000	—	3,644,722	—
UltraBull ProFund	57,423,253	(1,834,031)	—	20,000,000	(3,668,619)	77,423,253	(5,502,650)
UltraMid-Cap ProFund	18,078,830	(486,192)	—	2,284,000	(91,641)	20,362,830	(577,833)
UltraSmall-Cap ProFund	23,151,220	(51,671)	—	4,085,000	(1,203,457)	27,236,220	(1,255,128)
UltraDow 30 ProFund	9,620,369	(178,823)	—	3,897,000	(193,480)	13,517,369	(372,303)
UltraNASDAQ-100 ProFund	56,614,680	(125,837)	—	12,317,000	(3,134,664)	68,931,680	(3,260,501)
UltraInternational ProFund	—	(316,356)	—	6,812,000	(605,003)	6,812,000	(921,359)
UltraEmerging Markets ProFund	32,870,113	—	—	25,489,000	(3,807,809)	58,359,113	(3,807,809)
UltraLatin America ProFund	8,790,325	—	—	10,830,000	(1,342,069)	19,620,325	(1,342,069)

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2009

(unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs			Total
	Investment Securities	Other Financial Instruments*	Investment Securities	Repurchase Agreements	Other Financial Instruments*	Investment Securities, including Repurchase Agreements	Other Financial Instruments*
UltraChina ProFund	$9,946,840	$—	$—	$5,376,000	$(647,371)	$15,322,840	$(647,371)
UltraJapan ProFund	—	(2,400,249)	—	12,254,000	(118,786)	12,254,000	(2,519,035)
Bear ProFund	—	921,208	2,005	65,568,000	1,116,387	65,570,005	2,037,595
Short Small-Cap ProFund	—	1,019,605	505	19,714,000	(145,772)	19,714,505	873,833
Short NASDAQ-100 ProFund	—	51,628	—	8,823,000	123,848	8,823,000	175,476
UltraBear ProFund	—	1,022,437	3,781	168,328,000	6,197,478	168,331,781	7,219,915
UltraShort Mid-Cap ProFund	—	153,995	600	8,364,000	122,193	8,364,600	276,188
UltraShort Small-Cap ProFund	—	2,543,179	4,040	20,848,000	519,923	20,852,040	3,063,102
UltraShort Dow 30 ProFund	—	1,900,482	4,410	12,891,000	236,620	12,895,410	2,137,102
UltraShort NASDAQ-100 ProFund	—	126,558	—	56,476,000	1,270,165	56,476,000	1,396,723
UltraShort International ProFund	—	506,098	—	17,817,000	277,817	17,817,000	783,915
UltraShort Emerging Markets ProFund	—	—	—	15,212,000	(148,347)	15,212,000	(148,347)
UltraShort Latin America ProFund	—	—	—	3,708,000	(95,391)	3,708,000	(95,391)
UltraShort China ProFund	—	—	—	2,193,000	(98,875)	2,193,000	(98,875)
UltraShort Japan ProFund	—	1,422,710	4,500	4,186,000	18,798	4,190,500	1,441,508
Banks UltraSector ProFund	2,016,870	—	—	3,224,000	(542,046)	5,240,870	(542,046)
Basic Materials UltraSector ProFund	12,864,905	—	—	9,744,000	(1,560,094)	22,608,905	(1,560,094)
Biotechnology UltraSector ProFund	20,905,723	—	—	10,955,000	(203,733)	31,860,723	(203,733)
Consumer Goods UltraSector ProFund	449,103	—	—	660,000	(57,707)	1,109,103	(57,707)
Consumer Services UltraSector ProFund	617,929	—	—	1,501,000	(153,178)	2,118,929	(153,178)
Financials UltraSector ProFund	5,444,350	—	—	3,630,000	(806,317)	9,074,350	(806,317)
Health Care UltraSector ProFund	3,579,826	—	—	2,778,000	(139,644)	6,357,826	(139,644)
Industrials UltraSector ProFund	891,040	—	—	285,000	(57,716)	1,176,040	(57,716)
Internet UltraSector ProFund	1,879,442	—	—	1,143,000	(106,028)	3,022,442	(106,028)
Mobile Telecommunications UltraSector ProFund	421,033	—	—	860,000	(110,512)	1,281,033	(110,512)
Oil & Gas UltraSector ProFund	35,021,573	—	—	20,579,000	(2,339,149)	55,600,573	(2,339,149)
Oil Equipment, Services & Distribution UltraSector ProFund	6,648,235	—	—	5,257,000	(779,094)	11,905,235	(779,094)
Pharmaceuticals UltraSector ProFund	1,315,136	—	—	3,170,000	(131,488)	4,485,136	(131,488)

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2009

(unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs			Total
	Investment Securities	Other Financial Instruments*	Investment Securities	Repurchase Agreements	Other Financial Instruments*	Investment Securities, including Repurchase Agreements	Other Financial Instruments*
Precious Metals UltraSector ProFund	$—	$—	$—	$98,983,000	$(2,548,381)	$98,983,000	$(2,548,381)
Real Estate UltraSector ProFund	7,259,853	—	—	7,017,000	(1,603,910)	14,276,853	(1,603,910)
Semiconductor UltraSector ProFund	1,944,464	—	—	1,107,000	(214,370)	3,051,464	(214,370)
Technology UltraSector ProFund	3,724,759	—	—	3,402,000	(420,312)	7,126,759	(420,312)
Telecommunications UltraSector ProFund	1,290,144	—	—	451,000	(66,352)	1,741,144	(66,352)
Utilities UltraSector ProFund	7,306,420	—	—	3,966,000	(169,106)	11,272,420	(169,106)
Short Oil & Gas ProFund	—	—	—	3,858,000	25,927	3,858,000	25,927
Short Precious Metals ProFund	—	—	—	6,407,000	(240,170)	6,407,000	(240,170)
Short Real Estate ProFund	—	—	—	29,271,000	302,537	29,271,000	302,537
U.S. Government Plus ProFund	24,774,563	(15,030)	—	2,940,000	(765,504)	27,714,563	(780,534)
Rising Rates Opportunity 10 ProFund	—	141,517	480	60,732,000	62,582	60,732,480	204,099
Rising Rates Opportunity ProFund	—	1,259,777	1,919	181,220,000	392,590	181,221,919	1,652,367
Rising U.S. Dollar ProFund	—	831,016	—	30,210,000	61,960	30,210,000	892,976
Falling U.S. Dollar ProFund	—	(256,625)	—	18,496,000	(42,185)	18,496,000	(298,810)

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

4.	Fees and Transactions with Affiliates

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund. The NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50% of the average daily net assets of each respective ProFund.

In addition, subject to the condition that the aggregate daily net assets of the ProFunds and Access One Trusts be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual fund: 0.025% of the ProFund’s daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds for which it receives additional fees. As transfer agent for the ProFunds, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds, Citi receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”) serves as the Trust’s distributor.

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2009

(unaudited)

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly fee as reflected on the Statements of Operations as “Service fees.”

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative services fees.”

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors (“Authorized Firms”) and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for distribution-related activities and/or shareholder services with respect to Service Class shares. Deutsche Investment Management Americas Inc. (“DIMA”) is the investment advisor to the Cash Management Portfolio in which the Money Market ProFund, another portfolio in the Trust, invests its assets. DIMA has committed to provide ProFunds Distributors, Inc. with additional resources to enhance the visibility and distribution of the Money Market ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the Money Market ProFund.

Under the Plan, Class A shares are authorized to pay a fee at an annual rate not to exceed 0.40% of each ProFund’s average daily net assets attributable to Class A shares as compensation for service and distribution-related activities and for shareholder services in accordance with applicable law. Currently, the Trustees have approved the payment of up to 0.25% of each ProFund’s average daily net assets attributable to Class A shares as compensation for shareholder services and have authorized no payments as compensation for service and distribution-related activities with respect to Class A shares. The Trustees may approve additional payments for service and distribution-related services when the Trustees believe that it is in, or not opposed to, the best interest of Class A shareholders to do so.

The Distributor did not receive any commissions from the sale of Class A Shares of the Funds during the period ended January 31, 2009.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. Prior to January 1, 2009, the Trust, together with the Access One and ProShares Trusts, paid each Independent Trustee compensation for his services as Trustee at the annual rate of $108,000. Independent Trustees will also receive $5,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $2,000 for attending each telephonic meeting. Effective January 1, 2009, the Trust, together with the Access One and ProShares Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees will also receive $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $70,000 ($140,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the period ended January 31, 2009. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses as follows:

	For the Period December 1, 2008 through November 30, 2009			For the Period December 1, 2007 through November 30, 2008
	Investor Class	Service Class	Class A	Investor Class	Service Class	Class A
Bull ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Mid-Cap ProFund	1.68%	2.68%	N/A	1.58%	2.58%	N/A
Small-Cap ProFund	1.68%	2.68%	N/A	1.49%	2.49%	N/A
NASDAQ-100 ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Large-Cap Value ProFund	1.68%	2.68%	N/A	1.95%	2.95%	N/A
Large-Cap Growth ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Mid-Cap Value ProFund	1.68%	2.68%	N/A	1.95%	2.95%	N/A
Mid-Cap Growth ProFund	1.68%	2.68%	N/A	1.95%	2.95%	N/A

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2009

(unaudited)

	For the Period December 1, 2008 through November 30, 2009			For the Period December 1, 2007 through November 30, 2008
	Investor Class	Service Class	Class A	Investor Class	Service Class	Class A
Small-Cap Value ProFund	1.68%	2.68%	N/A	1.49%	2.49%	N/A
Small-Cap Growth ProFund	1.68%	2.68%	N/A	1.49%	2.49%	N/A
Europe 30 ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraBull ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraMid-Cap ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraSmall-Cap ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraDow 30 ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraNASDAQ-100 ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraInternational ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraEmerging Markets ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraLatin America ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraChina ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraJapan ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Bear ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Short Small-Cap ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Short NASDAQ-100 ProFund	1.68%	2.68%	N/A	1.95%	2.95%	N/A
UltraBear ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraShort Mid-Cap ProFund	1.95%	2.95%	N/A	1.58%	2.58%	N/A
UltraShort Small-Cap ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraShort Dow 30 ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraShort NASDAQ-100 ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraShort International ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraShort Emerging Markets ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraShort Latin America ProFund	1.68%	2.68%	N/A	1.95%	2.95%	N/A
UltraShort China ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraShort Japan ProFund	1.68%	2.68%	N/A	1.58%	2.58%	N/A
Banks UltraSector ProFund	1.68%	2.68%	N/A	1.55%	2.55%	N/A
Basic Materials UltraSector ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Biotechnology UltraSector ProFund	1.95%	2.95%	N/A	1.55%	2.55%	N/A
Consumer Goods UltraSector ProFund	1.68%	2.68%	N/A	1.55%	2.55%	N/A
Consumer Services UltraSector ProFund	1.68%	2.68%	N/A	1.55%	2.55%	N/A
Financials UltraSector ProFund	1.68%	2.68%	N/A	1.55%	2.55%	N/A
Health Care UltraSector ProFund	1.68%	2.68%	N/A	1.55%	2.55%	N/A
Industrials UltraSector ProFund	1.68%	2.68%	N/A	1.55%	2.55%	N/A
Internet UltraSector ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Mobile Telecommunications UltraSector ProFund	1.68%	2.68%	N/A	1.55%	2.55%	N/A
Oil & Gas UltraSector ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Oil Equipment, Services & Distribution UltraSector ProFund	1.95%	2.95%	N/A	1.55%	2.55%	N/A
Pharmaceuticals UltraSector ProFund	1.68%	2.68%	N/A	1.55%	2.55%	N/A
Precious Metals UltraSector ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Real Estate UltraSector ProFund	1.68%	2.68%	N/A	1.95%	2.95%	N/A
Semiconductor UltraSector ProFund	1.68%	2.68%	N/A	1.55%	2.55%	N/A
Technology UltraSector ProFund	1.68%	2.68%	N/A	1.55%	2.55%	N/A
Telecommunications UltraSector ProFund	1.68%	2.68%	N/A	1.95%	2.95%	N/A
Utilities UltraSector ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Short Oil & Gas ProFund	1.95%	2.95%	N/A	1.55%	2.55%	N/A
Short Precious Metals ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Short Real Estate ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
U.S. Government Plus ProFund	1.70%	2.70%	1.95%	1.70%	2.70%	1.95%
Rising Rates Opportunity 10 ProFund	1.68%	2.68%	1.93%	1.95%	2.95%	2.20%
Rising Rates Opportunity ProFund	1.95%	2.95%	2.20%	1.95%	2.95%	2.20%
Rising U.S. Dollar ProFund	1.68%	2.68%	N/A	1.49%	2.49%	N/A
Falling U.S. Dollar ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2009

(unaudited)

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statements of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of January 31, 2009, the recoupments that may potentially by the ProFunds are as follows:

	Expires 12/31/09	Expires 11/30/10	Expires 11/30/11	Expires 11/30/12	Total
Mid-Cap ProFund	$—	$—	$41,798	$7,185	$48,983
Small-Cap ProFund	—	—	47,048	—	47,048
Large-Cap Value ProFund	—	—	—	3,922	3,922
Small-Cap Value ProFund	—	48,462	74,794	14,904	138,159
Small-Cap Growth ProFund	—	25,544	67,469	12,838	105,851
Europe 30 ProFund	—	—	4,488	2,630	7,118
UltraChina ProFund	—	—	12,244	5,607	17,851
Bear ProFund	—	33,297	—	—	33,297
Short NASDAQ-100 ProFund	—	19,375	—	2,872	22,247
UltraShort Mid-Cap ProFund	2,226	20,113	20,787	267	43,393
UltraShort Small-Cap ProFund	—	—	—	30,431	30,431
UltraShort Latin America ProFund	—	—	20,283	5,205	25,488
UltraShort China ProFund	—	—	21,291	6,345	27,636
UltraShort Japan ProFund	11,527	931	28,677	7,661	48,795
Banks UltraSector ProFund	18,806	34,627	40,263	7,771	101,467
Biotechnology UltraSector ProFund	—	291	18,779	—	19,070
Consumer Goods UltraSector ProFund	20,511	42,657	52,141	9,545	124,853
Consumer Services UltraSector ProFund	23,838	51,387	46,132	8,025	129,382
Financials UltraSector ProFund	—	—	66,612	7,889	74,501
Health Care UltraSector ProFund	15,785	13,263	45,511	10,695	85,254
Industrials UltraSector ProFund	24,286	49,972	62,886	11,456	148,600
Internet UltraSector ProFund	—	—	—	6,402	6,402
Mobile Telecommunications UltraSector ProFund	—	—	33,000	7,982	40,982
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	5,380	8,231	13,611
Pharmaceuticals UltraSector ProFund	11,859	8,879	37,807	4,939	63,484
Real Estate UltraSector ProFund	1,162	—	—	10,264	11,426
Semiconductor UltraSector ProFund	—	13,084	37,962	6,693	57,739
Technology UltraSector ProFund	7,297	29,294	47,823	9,961	94,375
Telecommunications UltraSector ProFund	3,663	—	10,873	7,169	21,704
Utilities UltraSector ProFund	—	—	—	2,134	2,134
Short Oil & Gas ProFund	—	—	37,029	4,717	41,746
Short Precious Metals ProFund	—	—	—	15,813	15,813
Rising Rates Opportunity 10 ProFund	—	—	—	2,593	2,593
Rising U.S. Dollar ProFund	—	46,534	36,302	792	83,628

5.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2009 were as follows:

	Purchases	Sales
Bull ProFund	$421,911,185	$386,105,509
Mid-Cap ProFund	53,042,506	57,474,288
Small-Cap ProFund	81,060,515	134,578,225
NASDAQ-100 ProFund	198,251,632	212,622,189
Large-Cap Value ProFund	123,382,339	127,867,532
Large-Cap Growth ProFund	49,212,131	32,926,385
Mid-Cap Value ProFund	56,592,686	64,291,586
Mid-Cap Growth ProFund	48,032,192	77,785,135
Small-Cap Value ProFund	275,407,652	232,386,785
Small-Cap Growth ProFund	52,344,769	68,386,723
Europe 30 ProFund	45,206,629	45,549,912
UltraBull ProFund	116,480,646	109,874,791
UltraMid-Cap ProFund	65,992,986	80,128,046
UltraSmall-Cap ProFund	13,627,995	21,615,327

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2009

(unaudited)

	Purchases	Sales
UltraDow 30 ProFund	$27,507,332	$31,624,925
UltraNASDAQ-100 ProFund	195,753,993	237,236,032
UltraEmerging Markets ProFund	20,777,068	61,192,891
UltraLatin America ProFund	38,599,680	46,762,079
UltraChina ProFund	17,546,169	13,407,748
Banks UltraSector ProFund	47,366,161	52,460,042
Basic Materials UltraSector ProFund	47,151,711	66,192,471
Biotechnology UltraSector ProFund	57,427,699	73,560,577
Consumer Goods UltraSector ProFund	10,897,104	10,462,762
Consumer Services UltraSector ProFund	1,580,360	1,669,086
Financials UltraSector ProFund	28,514,497	24,854,321
Health Care UltraSector ProFund	44,255,574	48,299,772
Industrials UltraSector ProFund	818,174	1,275,214
Internet UltraSector ProFund	9,433,983	10,566,960
Mobile Telecommunications UltraSector ProFund	11,542,117	12,930,206
Oil & Gas UltraSector ProFund	12,071,605	46,623,065
Oil Equipment, Services & Distribution UltraSector ProFund	33,676,413	47,312,321
Pharmaceuticals UltraSector ProFund	9,580,147	11,212,396
Real Estate UltraSector ProFund	11,522,414	10,533,831
Semiconductor UltraSector ProFund	16,689,724	19,319,417
Technology UltraSector ProFund	17,127,563	16,774,643
Telecommunications UltraSector ProFund	10,493,195	10,822,337
Utilities UltraSector ProFund	34,506,635	45,136,278

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2009 were as follows:

	Purchases	Sales
U.S. Government Plus ProFund	$124,898,702	$124,661,782

6.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund will be more susceptible to risks associated with that concentration than a ProFund that is more diversified. With respect to the UltraSector ProFunds, a ProFund may have significant exposure to an individual company that constitutes a significant portion of that ProFund’s benchmark index. Such a ProFund will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedules of Portfolio Investments include information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. A number of factors may adversely affect a ProFund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund may be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds’ ability to meet their daily investment objective on that day. Each ProFund seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund’s daily investment objective.

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2009

(unaudited)

Certain ProFunds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

The ProFunds will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on stock indexes and short sales, all may be used to create leverage. While only certain ProFunds employ leverage to the extent that the ProFunds’ exposure to the markets exceed the net assets of the ProFund, all of the ProFunds may use leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

7.	Federal Income Tax Information

As of the latest tax year end of October 31, 2008, the following ProFunds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2009	Expires 2010	Expires 2011	Expires 2012	Expires 2013	Expires 2014	Expires 2015	Expires 2016	Total
Bull ProFund	$—	$—	$14,135,047	$5,754,932	$—	$—	$—	$7,254,455	$27,144,434
Mid-Cap ProFund	—	—	—	—	—	—		602,673	602,673
Small-Cap ProFund	—	—	—	—	—	—		11,755,668	11,755,668
NASDAQ-100 ProFund	—	—	—	—	—	—		9,891,109	9,891,109
Large-Cap Value ProFund	—	—	—	—	—	—		1,996,785	1,996,785
Large-Cap Growth ProFund	—	—	—	—	—	—	725,763	5,158,324	5,884,087
Mid-Cap Value ProFund	—	—	—	—	—	—		955,878	955,878
Mid-Cap Growth ProFund	—	—	—	—	—	—		15,979,198	15,979,198
Small-Cap Value ProFund	—	—	—	—	—	—	—	2,573,241	2,573,241
Small-Cap Growth ProFund	—	—	—	—	—	—		839,241	839,241
Europe 30 ProFund	—	—	—	—	—	—		2,441,087	2,441,087
UltraBull ProFund	4,660,793	40,128,771	—	—	—	—	—	72,977,556	117,767,120
UltraMid-Cap ProFund	—	551,622	4,387,266	2,891,942	—	—	—	37,098,887	44,929,717
UltraSmall-Cap ProFund	—	—	—	—	—	—		53,588,173	53,588,173
UltraDow 30 ProFund	—	—	—	—	—	—		22,053,284	22,053,284
UltraNASDAQ-100 ProFund	816,164,498	463,333,932	100,222,717	26,502,881	—	46,825,810	14,838,793	229,553,000	1,697,441,631
UltraInternational ProFund	—	—	—	—	—	—	—	28,569,839	28,569,839
UltraEmerging Markets ProFund	—	—	—	—	—	—	—	255,687,143	255,687,143

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2009

(Unaudited)

	Expires 2009	Expires 2010	Expires 2011	Expires 2012	Expires 2013	Expires 2014	Expires 2015	Expires 2016	Total
UltraLatin America ProFund	$—	$—	$—	$—	$—	$—	$—	$28,356,484	$28,356,484
UltraChina ProFund	—	—	—	—	—	—	—	9,984,108	9,984,108
UltraJapan ProFund	—	—	—	—	—	29,811,994	19,441,046	58,133,440	107,386,480
Short Small-Cap ProFund	—	—	11,229,869	13,609,742	5,119,102	12,406,054	4,131,511	—	46,496,278
Short NASDAQ-100 ProFund	—	—	8,928,878	11,685,825	2,037,409	2,959,743	4,938,350	—	30,550,205
UltraBear ProFund	—	—	—	—	—	9,327,306	28,548,861	—	37,876,167
UltraShort Mid-Cap ProFund	—	—	—	—	—	—	3,559,632	—	3,559,632
UltraShort Small-Cap ProFund	—	—	—	—	—	16,741,157	49,600,274	—	66,341,431
UltraShort Dow 30 ProFund	—	—	—	—	—	—	—	—	—
UltraShort NASDAQ-100 ProFund	—	—	91,148,174	54,766,192	21,312,254	40,417,926	54,052,522	—	261,697,068
UltraShort International ProFund	—	—	—	—	—	—	13,157,329	—	13,157,329
UltraShort Emerging Markets ProFund	—	—	—	—	—	—	53,150,579	—	53,150,579
UltraShort Latin America ProFund	—	—	—	—	—	—	—	—	—
UltraShort China ProFund	—	—	—	—	—	—	—	—	—
UltraShort Japan ProFund	—	—	—	—	—	—	—	—	—
Banks UltraSector ProFund	—	—	—	140,374	—	—	507,397	8,506,634	9,154,405
Basic Materials UltraSector ProFund	—	—	—	—	2,434,151	456,160	—	30,847,431	33,737,742
Biotechnology UltraSector ProFund	2,901,084	5,470,800	663,988	1,378,292	—	2,533,950	—	8,109,619	21,057,733
Consumer Goods UltraSector ProFund	—	—	—	30,815	—	—	217,113	2,475,950	2,723,878
Consumer Services UltraSector ProFund	—	—	—	—	—	—	145,952	1,129,364	1,275,316
Financials UltraSector ProFund	2,440,969	404,797	868,632	1,141,098	246,857	—	—	9,037,971	14,140,324
Health Care UltraSector ProFund	—	4,516,833	577,068	938,752	—	—	—	5,294,163	11,326,816
Industrials UltraSector ProFund	—	—	—	3,358,655	—	—	597,830	2,924,822	6,881,307
Internet UltraSector ProFund	—	—	—	4,310,127	—	144,969	—	2,601,471	7,056,567
Mobile Telecommunications UltraSector ProFund	—	—	—	—	—	273,931	3,305,705	4,336,772	7,916,408
Oil & Gas UltraSector ProFund	—	—	—	—	—	—		27,274,926	27,274,926
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	—	—	—	—		22,006,972	22,006,972
Pharmaceuticals UltraSector ProFund	—	650,749	2,203,059	1,307,698	481,679	—	1,440,695	899,662	6,983,542
Precious Metals UltraSector ProFund	—	—	—	—	—	—	—	138,730,414	138,730,414
Real Estate UltraSector ProFund	—	—	—	3,933,165	—	—	7,146,925	14,386,658	25,466,748
Semiconductor UltraSector ProFund	1,714,066	3,163,744	—	12,540,443	3,424,745	8,625,195	33,063	4,305,713	33,806,969
Technology UltraSector ProFund	3,068,528	3,453,943	—	1,316,092	—	503,224	—	7,368,122	15,709,909
Telecommunications UltraSector ProFund	—	—	—	—	—	—		2,148,959	2,148,959

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2009

(unaudited)

	Expires 2009	Expires 2010	Expires 2011	Expires 2012	Expires 2013	Expires 2014	Expires 2015	Expires 2016	Total
Utilities UltraSector ProFund	$—	$—	$—	$—	$—	$—	$—	$14,990,823	$14,990,823
Short Oil & Gas ProFund	—	—	—	—	—	1,723,190	4,979,541	—	6,702,731
Short Precious Metals ProFund	—	—	—	—	—	—	2,229,646	—	2,229,646
Short Real Estate ProFund	—	—	—	—	—	—	—	—	—
U.S. Government Plus ProFund	—	—	—	—	—	—	—	—	—
Rising Rates Opportunity 10 ProFund	—	—	—	—	—	—	2,018,636	1,696,327	3,714,963
Rising Rates Opportunity ProFund	—	—	—	33,930,240	71,359,904	—	16,426,693	21,258,611	142,975,448
Rising U.S. Dollar ProFund	—	—	—	—	—	—	—	—	—
Falling U.S. Dollar ProFund	—	—	—	—	—	—	—	5,411,441	5,411,441

The tax character of dividends paid to shareholders during the tax year ended October 31, 2008, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
Mid-Cap ProFund	$—	$251,959	$251,959	$11,622	$263,581
Small-Cap ProFund	63,827	95,110	158,937	—	158,937
NASDAQ-100 ProFund	502,429	—	502,429	—	502,429
Large-Cap Value ProFund	1,524,694	531,895	2,056,589	—	2,056,589
Mid-Cap Value ProFund	131,649	99,430	231,079	608	231,687
Mid-Cap Growth ProFund	1,201,891	436,734	1,638,625	—	1,638,625
Small-Cap Value ProFund	12,062	90,721	102,783	—	102,783
Small-Cap Growth ProFund	428,567	212,919	641,486	—	641,486
UltraMid-Cap ProFund	473,991	—	473,991	19,052	493,043
UltraSmall-Cap ProFund	44,894	—	44,894	21,975	66,869
UltraDow 30 ProFund	335,718	70,278	405,996	—	405,996
UltraInternational ProFund	236,738	—	236,738	—	236,738
UltraEmerging Markets ProFund	91,716,279	—	91,716,279		91,716,279
UltraLatin America ProFund	400,652	—	400,652	—	400,652
Short Small-Cap ProFund	862,622	—	862,622	—	862,622
Short NASDAQ-100 ProFund	653,008	—	653,008	—	653,008
UltraShort Mid-Cap ProFund	612,759	—	612,759	—	612,759
UltraShort Small-Cap ProFund	6,729,813	—	6,729,813	—	6,729,813
UltraShort Dow 30 ProFund	672,433	—	672,433	—	672,433
UltraShort International ProFund	1,214,919	—	1,214,919	—	1,214,919
UltraShort Emerging Markets ProFund	2,425,341	—	2,425,341	—	2,425,341
UltraShort Latin America ProFund	10,224	—	10,224	—	10,224
UltraShort Japan ProFund	314,674	—	314,674	—	314,674
Banks UltraSector ProFund	127,240	—	127,240	—	127,240
Basic Materials UltraSector ProFund	503,898	—	503,898	—	503,898
Consumer Goods UltraSector ProFund	86,734	—	86,734	—	86,734
Consumer Services UltraSector ProFund	1,635	—	1,635	4,365	6,000
Financials UltraSector ProFund	193,424	—	193,424	—	193,424
Health Care UltraSector ProFund	132,350	—	132,350	—	132,350
Industrials UltraSector ProFund	85,958	—	85,958	—	85,958
Mobile Telecommunications UltraSector ProFund	25,178	—	25,178	—	25,178
Oil & Gas UltraSector ProFund	4,392,910	415,466	4,808,376	12,129	4,820,505
Oil Equipment, Services & Distribution UltraSector ProFund	782,352	2,511	784,863	5,024	789,887
Pharmaceuticals UltraSector ProFund	2,205,242	—	2,205,242	—	2,205,242
Precious Metals UltraSector ProFund	8,484,695	—	8,484,695	—	8,484,695
Real Estate UltraSector ProFund	123,487	—	123,487	156,784	280,271
Semiconductor UltraSector ProFund	58,491	—	58,491	—	58,491
Technology UltraSector ProFund	31,740	—	31,740	—	31,740

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2009

(Unaudited)

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
Telecommunications UltraSector ProFund	$1,780,901	$1,147,907	$2,928,808	$—	$2,928,808
Utilities UltraSector ProFund	321,473	—	321,473	—	321,473
Short Oil & Gas ProFund	613,940	—	613,940	—	613,940
Short Precious Metals ProFund	965,662	—	965,662	—	965,662
Short Real Estate ProFund	3,864,348	—	3,864,348	—	3,864,348
U.S. Government Plus ProFund	1,297,173	—	1,297,173	—	1,297,173
Rising Rates Opportunity 10 ProFund	649,143	—	649,143	—	649,143
Rising Rates Opportunity ProFund	4,612,628	—	4,612,628	—	4,612,628
Rising U.S. Dollar ProFund	515,243	85,642	600,885	—	600,885
Falling U.S. Dollar ProFund	2,532,490	4,099,402	6,631,892	—	6,631,892

The tax character of dividends paid to shareholders during the applicable tax year ended in 2007, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid

December 31, 2007
Bull ProFund	$323,275	$—	$323,275	$—	$323,275
Europe 30 ProFund	1,109,277	—	1,109,277	—	1,109,277
UltraBull ProFund	3,034,387	—	3,034,387	—	3,034,387
UltraJapan ProFund	4,737,489	—	4,737,489	7,876	4,745,365
Bear ProFund	1,494,718	—	1,494,718	10,799	1,505,517
UltraBear ProFund	4,279,860	—	4,279,860	2,310	4,282,170
UltraShort NASDAQ-100 ProFund	5,270,471	—	5,270,471	12,482	5,282,953

October 31, 2007
Mid-Cap ProFund	43,716	—	43,716	—	43,716
Small-Cap ProFund	234,433	106,955	341,388	—	341,388
NASDAQ-100 ProFund	—	786,513	786,513	—	786,513
Large-Cap Value ProFund	1,043,009	—	1,043,009	—	1,043,009
Large-Cap Growth ProFund	615,901	238,399	854,300	—	854,300
Mid-Cap Value ProFund	187,993	205,351	393,344	—	393,344
Mid-Cap Growth ProFund	9,441	—	9,441	—	9,441
UltraMid-Cap ProFund	786,457	—	786,457	—	786,457
UltraSmall-Cap ProFund	303,744	—	303,744	—	303,744
UltraDow 30 ProFund	202,989	160,137	363,126	—	363,126
UltraInternational ProFund	888,811	—	888,811	—	888,811
UltraEmerging Markets ProFund	1,645,665	—	1,645,665	—	1,645,665
Short Small-Cap ProFund	1,375,557	—	1,375,557	—	1,375,557
Short NASDAQ-100 ProFund	1,485,678	—	1,485,678	—	1,485,678
UltraShort Mid-Cap ProFund	711,312	—	711,312	—	711,312
UltraShort Small-Cap ProFund	7,106,134	—	7,106,134	—	7,106,134
UltraShort Dow 30 ProFund	689,013	—	689,013	—	689,013
UltraShort International ProFund	1,944,564	—	1,944,564	—	1,944,564
UltraShort Emerging Markets ProFund	1,074,770	—	1,074,770	—	1,074,770
UltraShort Japan ProFund	214,231	—	214,231	—	214,231
Banks UltraSector ProFund	159,815	—	159,815	—	159,815
Basic Materials UltraSector ProFund	639,489	—	639,489	—	639,489
Consumer Goods UltraSector ProFund	64,018	—	64,018	—	64,018
Consumer Services UltraSector ProFund	230,654	2,325	232,979	—	232,979
Financials UltraSector ProFund	503,093	—	503,093	—	503,093
Health Care UltraSector ProFund	84,424	—	84,424	—	84,424
Industrials UltraSector ProFund	31,298	—	31,298	—	31,298
Internet UltraSector ProFund	341,247	—	341,247	—	341,247
Mobile Telecommunications UltraSector ProFund	4,522	—	4,522	—	4,522
Oil & Gas UltraSector ProFund	229,543	—	229,543	—	229,543
Oil Equipment, Services & Distribution UltraSector ProFund	34,404	—	34,404	—	34,404

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2009

(Unaudited)

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
Pharmaceuticals UltraSector ProFund	$522,882	$—	$522,882	$—	$522,882
Precious Metals UltraSector ProFund	7,419,223	—	7,419,223	—	7,419,223
Real Estate UltraSector ProFund	1,718,179	—	1,718,179	—	1,718,179
Semiconductor UltraSector ProFund	28,794	—	28,794	—	28,794
Telecommunications UltraSector ProFund	411,944	—	411,944	—	411,944
Utilities UltraSector ProFund	2,616,071	559,075	3,175,146	—	3,175,146
Short Oil & Gas ProFund	698,493	—	698,493	—	698,493
Short Precious Metals ProFund	185,143	—	185,143	—	185,143
Short Real Estate ProFund	2,944,610	—	2,944,610	—	2,944,610
U.S. Government Plus ProFund	1,996,320	—	1,996,320	—	1,996,320
Rising Rates Opportunity 10 ProFund	364,628	—	364,628	—	364,628
Rising Rates Opportunity ProFund	15,468,016	—	15,468,016	—	15,468,016
Rising U.S. Dollar ProFund	803,611	—	803,611	—	803,611
Falling U.S. Dollar ProFund	2,326,019	—	2,326,019	—	2,326,019

As of the latest tax year end of October 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Bull ProFund	$134,476	$—	$—	$(27,144,434)	$(18,246,213)	$(45,256,171)
Mid-Cap ProFund	—	—	—	(602,673)	(900,734)	(1,503,407)
Small-Cap ProFund	51,758	—	—	(11,755,668)	(3,344,416)	(15,048,326)
NASDAQ-100 ProFund	—	—	—	(9,891,109)	(2,576,955)	(12,468,064)
Large-Cap Value ProFund	186,015	—	—	(1,996,785)	(3,864,280)	(5,675,050)
Large-Cap Growth ProFund	—	—	—	(5,884,087)	(1,526,605)	(7,410,692)
Mid-Cap Value ProFund	—	—	—	(955,878)	(3,305,163)	(4,261,041)
Mid-Cap Growth ProFund	—	—	—	(15,979,198)	(1,512,377)	(17,491,575)
Small-Cap Value ProFund	149,061	—	—	(2,573,241)	(31,844,107)	(34,268,287)
Small-Cap Growth ProFund	—	—	—	(839,241)	(3,705,134)	(4,544,375)
Europe 30 ProFund	64,089	173,595	—	(2,441,087)	(3,484,084)	(5,687,487)
UltraBull ProFund	513,857	—	—	(117,767,120)	(25,547,187)	(142,800,450)
UltraMid-Cap ProFund	—	—	—	(44,929,717)	(3,865,505)	(48,795,222)
UltraSmall-Cap ProFund	—	—	—	(53,588,173)	(5,285,986)	(58,874,159)
UltraDow 30 ProFund	186,037	—	—	(22,053,284)	(1,730,483)	(23,597,730)
UltraNASDAQ-100 ProFund	—	—	—	(1,697,441,631)	(49,372,982)	(1,746,814,613)
UltraInternational ProFund	120,595	—	—	(28,569,839)	123,325	(28,325,919)
UltraEmerging Markets ProFund	1,930,587	—	—	(255,687,143)	(31,046,648)	(284,803,204)
UltraLatin America ProFund	162,361	—	—	(28,356,484)	(7,862,976)	(36,057,099)
UltraChina ProFund	7,921	—	—	(9,984,108)	(3,087,461)	(13,063,648)
UltraJapan ProFund	253,240	—	—	(107,386,480)	(143,741)	(107,276,981)
Bear ProFund	1,213,106	1,749,763	—	—	(15,889,139)	(12,926,270)
Short Small-Cap ProFund	95,813	—	—	(46,496,278)	(926,045)	(47,326,510)
Short NASDAQ-100 ProFund	31,126	—	—	(30,550,205)	(671,466)	(31,190,545)
UltraBear ProFund	726,098	—	—	(37,876,167)	(50,737,357)	(87,887,426)
UltraShort Mid-Cap ProFund	101,500	—	—	(3,559,632)	(2,821,821)	(6,279,953)

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2009

(Unaudited)

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
UltraShort Small-Cap ProFund	$1,360,702	$—	$—	$(66,341,431)	$(4,054,962)	$(69,035,691)
UltraShort Dow 30 ProFund	—	101,408	—	—	(805,413)	(704,005)
UltraShort NASDAQ-100 ProFund	570,966	—	—	(261,697,068)	(19,306,990)	(280,433,092)
UltraShort International ProFund	207,735	—	—	(13,157,329)	(14,876,072)	(27,825,666)
UltraShort Emerging Markets ProFund	274,584	—	—	(53,150,579)	(8,364,199)	(61,240,194)
UltraShort Latin America ProFund	—	—	—	—	(1,819,351)	(1,819,351)
UltraShort China ProFund	—	—	—	—	(841,703)	(841,703)
UltraShort Japan ProFund	—	—	—	—	6,643,173	6,643,173
Banks UltraSector ProFund	295,127	—	—	(9,154,405)	(3,052,681)	(11,911,959)
Basic Materials UltraSector ProFund	171,080	—	—	(33,737,742)	(21,952,526)	(55,519,188)
Biotechnology UltraSector ProFund	—	—	—	(21,057,733)	750,848	(20,306,885)
Consumer Goods UltraSector ProFund	19,052	—	—	(2,723,878)	(17,399)	(2,722,225)
Consumer Services UltraSector ProFund	—	—	—	(1,275,316)	(246,353)	(1,521,669)
Financials UltraSector ProFund	152,527	—	—	(14,140,324)	(5,137,931)	(19,125,728)
Health Care UltraSector ProFund	52,052	—	—	(11,326,816)	(251,662)	(11,526,426)
Industrials UltraSector ProFund	7,495	—	—	(6,881,307)	(212,257)	(7,086,069)
Internet UltraSector ProFund	—	—	—	(7,056,567)	(358,765)	(7,415,332)
Mobile Telecommunications UltraSector ProFund	—	—	—	(7,916,408)	(3,447,288)	(11,363,696)
Oil & Gas UltraSector ProFund	—	—	—	(27,274,926)	14,278,863	(12,996,063)
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	—	(22,006,972)	(5,364,768)	(27,371,740)
Pharmaceuticals UltraSector ProFund	55,021	—	—	(6,983,542)	(435,866)	(7,364,387)
Precious Metals UltraSector ProFund	785,202	—	—	(138,730,414)	(5,128,842)	(143,074,054)
Real Estate UltraSector ProFund	—	—	—	(25,466,748)	(563,737)	(26,030,485)
Semiconductor UltraSector ProFund	8,400	—	—	(33,806,969)	(3,019,611)	(36,818,180)
Technology UltraSector ProFund	—	—	—	(15,709,909)	(525,739)	(16,235,648)
Telecommunications UltraSector ProFund	69,363	—	—	(2,148,959)	(883,654)	(2,963,250)
Utilities UltraSector ProFund	264,494	—	—	(14,990,823)	(297,350)	(15,023,679)
Short Oil & Gas ProFund	204,028	—	—	(6,702,731)	(2,346,864)	(8,845,567)

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2009

(Unaudited)

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Short Precious Metals ProFund	$96,394	$—	$—	$(2,229,646)	$(3,138,502)	$(5,271,754)
Short Real Estate ProFund	2,180,489	—	—	—	(11,169,694)	(8,989,205)
U.S. Government Plus ProFund	—	—	(23,891)	—	(2,650,599)	(2,674,490)
Rising Rates Opportunity 10 ProFund	45,341	—	—	(3,714,963)	54,902	(3,614,720)
Rising Rates Opportunity ProFund	785,695	—	—	(142,975,448)	2,991,940	(139,197,813)
Rising U.S. Dollar ProFund	—	30,496	—	—	—	30,496
Falling U.S. Dollar ProFund	2,081,035			(5,411,441)	—	(3,330,406)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year.

At January 31, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$65,175,906	$4,901,521	$(24,446,719)	$(19,545,198)
Mid-Cap ProFund	8,723,110	292,755	(369,669)	(76,914)
Small-Cap ProFund	51,565,448	1,763,805	(7,189,881)	(5,426,076)
NASDAQ-100 ProFund	17,081,953	3,837,781	(5,225,479)	(1,387,698)
Large-Cap Value ProFund	8,813,363	1,058,191	(2,947,130)	(1,888,939)
Large-Cap Growth ProFund	32,257,705	910,609	(3,680,769)	(2,770,160)
Mid-Cap Value ProFund	15,423,293	826,510	(5,137,991)	(4,311,481)
Mid-Cap Growth ProFund	6,456,569	612,264	(2,252,972)	(1,640,708)
Small-Cap Value ProFund	23,480,577	1,258,377	(9,656,741)	(8,398,364)
Small-Cap Growth ProFund	7,611,958	549,109	(3,651,474)	(3,102,365)
Europe 30 ProFund	7,878,902	450,905	(4,685,085)	(4,234,180)
UltraBull ProFund	111,667,897	12,207,895	(46,452,539)	(34,244,644)
UltraMid-Cap ProFund	27,924,825	1,615,554	(9,177,549)	(7,561,995)
UltraSmall-Cap ProFund	37,760,010	1,424,271	(11,948,061)	(10,523,790)
UltraDow 30 ProFund	15,763,025	1,435,370	(3,681,026)	(2,245,656)
UltraNASDAQ—100 ProFund	110,510,268	20,082,599	(61,661,187)	(41,578,588)
UltraInternational ProFund	6,812,000	—	—	—
UltraEmerging Markets ProFund	89,284,547	164,000	(31,089,434)	(30,925,434)
UltraLatin America ProFund	26,535,558	71,458	(6,986,691)	(6,915,233)
UltraChina ProFund	18,546,005	28,603	(3,251,768)	(3,223,165)
UltraJapan ProFund	12,254,000	—	—	—
Bear ProFund	65,573,185	—	(3,180)	(3,180)
Short Small-Cap ProFund	19,715,511	—	(1,006)	(1,006)
Short NASDAQ-100 ProFund	8,823,000	—	—	—
UltraBear ProFund	168,337,775	—	(5,994)	(5,994)
UltraShort Mid-Cap ProFund	8,365,160	—	(560)	(560)
UltraShort Small-Cap ProFund	20,859,077	—	(7,037)	(7,037)
UltraShort Dow 30 ProFund	12,896,625	—	(1,215)	(1,215)
UltraShort NASDAQ-100 ProFund	56,476,000	—	—	—
UltraShort International ProFund	17,817,000	—	—	—
UltraShort Emerging Markets ProFund	15,212,000	—	—	—
UltraShort Latin America ProFund	3,708,000	—	—	—
UltraShort China ProFund	2,193,000	—	—	—
UltraShort Japan ProFund	4,194,700	—	(4,200)	(4,200)
Banks UltraSector ProFund	9,303,731	177,119	(4,239,980)	(4,062,861)
Basic Materials UltraSector ProFund	39,719,550	1,563,887	(18,674,532)	(17,110,645)
Biotechnology UltraSector ProFund	30,678,006	6,838,150	(5,655,433)	1,182,717

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2009

(Unaudited)

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Consumer Goods UltraSector ProFund	$1,160,281	$44,951	$(96,129)	$(51,178)
Consumer Services UltraSector ProFund	2,469,419	14,050	(364,540)	(350,490)
Financials UltraSector ProFund	18,204,435	302,946	(9,433,031)	(9,130,085)
Health Care UltraSector ProFund	6,827,164	932,099	(1,401,437)	(469,338)
Industrials UltraSector ProFund	1,460,039	36,023	(320,022)	(283,999)
Internet UltraSector ProFund	3,786,636	601,414	(1,365,608)	(764,194)
Mobile Telecommunications UltraSector ProFund	4,085,619	97,818	(2,902,404)	(2,804,586)
Oil & Gas UltraSector ProFund	44,326,768	15,277,801	(4,003,996)	11,273,805
Oil Equipment, Services & Distribution UltraSector ProFund	16,267,234	318,018	(4,680,017)	(4,361,999)
Pharmaceuticals UltraSector ProFund	5,136,973	205,746	(857,583)	(651,837)
Precious Metals UltraSector ProFund	98,983,000	—	—	—
Real Estate UltraSector ProFund	16,456,095	500,613	(2,679,855)	(2,179,242)
Semiconductor UltraSector ProFund	6,536,635	295,048	(3,780,219)	(3,485,171)
Technology UltraSector ProFund	8,096,687	351,343	(1,321,271)	(969,928)
Telecommunications UltraSector ProFund	2,668,691	160,474	(1,088,021)	(927,547)
Utilities UltraSector ProFund	11,222,855	1,860,494	(1,810,929)	49,565
Short Oil & Gas ProFund	3,858,000	—	—	—
Short Precious Metals ProFund	6,407,000	—	—	—
Short Real Estate ProFund	29,271,000	—	—	—
U.S. Government Plus ProFund	25,497,852	2,529,303	(312,592)	2,216,711
Rising Rates Opportunity 10 ProFund	60,732,910	—	(430)	(430)
Rising Rates Opportunity ProFund	181,223,639	—	(1,720)	(1,720)
Rising U.S. Dollar ProFund	30,210,000	—	—	—
Falling U.S. Dollar ProFund	18,496,000	—	—	—

8.	Credit Event

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., “Lehman”) as counterparties for certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

To the extent Lehman fails to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the Funds for any such losses. At this time, management estimates the full amounts owed to the Funds to be recoverable. Management, on behalf of the Funds, is pursuing collecting the full amounts directly from Lehman. Any shortfall in payments from Lehman will be paid by the Advisor in support of the full carrying value of these outstanding receivables on the Funds’ financial statements. Further, management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from Lehman, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. To the extent that the Advisor is required to make a payment to the Funds in support of shortfall payments from Lehman, such amounts will be separately presented and disclosed in the applicable financial statements and related notes to financial statements. The outstanding swap agreement balances due to Lehman are included in “Payable for closed swap positions” on the Statements of Assets and Liabilities. The outstanding forward currency contract balances due from (or to) Lehman are included in “Receivable (or Payable) for closed forward currency contracts” on the Statements of Assets and Liabilities.

As of January 31, 2009, the ProFunds’ custodian held fund assets in a tri-party repurchase agreement which fully collateralized each ProFund’s obligations to Lehman under these closed derivative transactions. The amount of collateral pledged to Lehman pursuant to the tri-party custody agreement is included as part of the aggregate amount of collateral held in a segregated account for the benefit of the derivative counterparties as denoted in the applicable ProFunds’ Schedule of Portfolio Investments.

PROFUNDS

Board Approval of Investment Advisory Agreements

January 31, 2009

(unaudited)

At a meeting held on September 16, 2008, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) with respect to each Fund and ProFund Advisors LLC (the “Advisor”). In determining whether to approve the Advisory Agreement on behalf of each Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) copies of the Advisory Agreement; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) detailed comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; and (ix) information regarding trade allocation and best execution. The Board also received information regarding the Advisor’s practices in monitoring each Fund’s compliance with regulatory requirements and Trust procedures. The Board evaluated this information, and was advised by fund counsel with respect to its deliberations. The Independent Trustees were advised by their independent legal counsel. In addition, the Board considered matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Funds’ investment results and performance data.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. Furthermore, the Board’s conclusions may be based, in part, on their consideration of the relevant arrangements during the course of the year and in prior years. The Board evaluated all information available to it on a fund-by-fund basis, and their determinations were made separately in respect of each Fund.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreements were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors relevant, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to each Fund and its shareholders by the Advisor; (ii) comparisons of the services to be rendered and the amounts to be paid under the Advisory Agreements with those under other investment advisory contracts; (iii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iv) the investment performance of the Funds and the Advisor; (v) the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Quality and Extent of the Advisor’s Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively, which may not be present at other investment advisory organizations. The Board noted the special skills needed to manage each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information concerning how the Advisor allocates trade transactions for the Funds. The Board also reviewed the Advisor’s compliance program and discussed it with the Funds’ Chief Compliance Officer. The Board considered, with respect to each Fund, the Advisor’s success in achieving the investment objectives of each Fund. The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial statements and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor was reasonably successful in achieving the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Funds. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment Advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

The Board considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to information prepared by Lipper, Inc. (“Lipper”) concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Board recognized that Lipper reported each fund’s management fee rate as the combined contractual advisory fee rate and the administration fee. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

PROFUNDS

Board Approval of Investment Advisory Agreements (continued)

January 31, 2009

(unaudited)

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve on their own the objectives of the Funds, noting that it would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on its review, the Board concluded that the profitability to the Advisor of each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered relative performance and expense information for the Funds. The Board considered total return performance information relating to each Fund for the 3-month, 6-month, 1-year, 3-year and since inception periods ended June 30, 2008. The Board also considered total return performance information prepared by Lipper with respect to funds with the same Lipper investment classification and objective for the 3 and 6-month periods and the 1, 3 and 5-year periods ended June 30, 2008. The Board further reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor.

The Board considered certain non-advisory services provided to the Funds by the Advisor under a separate Management Services Agreement. The Board also considered indirect, or “fall-out,” benefits that both the Advisor and ProFund Distributors, Inc. (“PDI”), a wholly-owned subsidiary of the Advisor, derived from their relationship to the Funds. In addition, the Board considered the payments by the Funds of Rule 12b-1 fees to financial institutions or securities industry professionals, including PDI.

Economies of Scale

The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and the Access One trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it intends to consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

This Page Intentionally Left Blank

ProFunds®

Post Office Mailing Address for Investments
P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers
For Financial Professionals:	(888) PRO-5717	(888) 776-5717
For All Others:	(888) PRO-FNDS	(888) 776-3637
Or:	(614) 470-8122
Fax Number:	(800) 782-4797

Website Address
www.profunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProFund, visit www.profunds.com.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the ProFunds’ website at http://www.profunds.com; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov. If applicable, information regarding how the ProFunds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge by calling toll-free 1-888-776-3637; (ii) on the ProFunds’ website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov.

ProFunds files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The complete Schedule of Portfolio Investments is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The most current shareholder reports, including those for the public ProFunds not included in this report, are available (i) on the Securities and Exchange Commission’s website at http://www.sec.gov; and (ii) on the ProFunds’ website at http://www.profunds.com.

ProFunds are distributed by ProFunds Distributors, Inc.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Citigroup Growth Index,” “S&P MidCap 400/Citigroup Value Index,” “S&P SmallCap 600/Citigroup Growth Index,” and “S&P SmallCap 600/Citigroup Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc. and have been licensed for use by ProFunds. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average™,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds. “Russell 2000® Index” is a trademark of the Russell Investment Group. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds.

01/09

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)

PROFUNDS Bull ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

	Shares	Value
Common Stocks (77.2%)
3M Co. (Miscellaneous Manufacturing)	3,483	$187,351
Abbott Laboratories (Pharmaceuticals)	7,776	431,101
Abercrombie & Fitch Co. - Class A (Retail)	432	7,711
Adobe Systems, Inc.* (Software)	2,673	51,616
Advanced Micro Devices, Inc.* (Semiconductors)	3,051	6,682
Aetna, Inc. (Healthcare - Services)	2,322	71,982
Affiliated Computer Services, Inc. - Class A* (Computers)	486	22,288
AFLAC, Inc. (Insurance)	2,349	54,520
Agilent Technologies, Inc.* (Electronics)	1,755	31,730
Air Products & Chemicals, Inc. (Chemicals)	1,053	52,966
AK Steel Holding Corp. (Iron/Steel)	567	4,576
Akamai Technologies, Inc.* (Internet)	837	11,283
Alcoa, Inc. (Mining)	4,023	31,339
Allegheny Energy, Inc. (Electric)	837	27,822
Allegheny Technologies, Inc. (Iron/Steel)	486	10,736
Allergan, Inc. (Pharmaceuticals)	1,539	58,667
Allstate Corp. (Insurance)	2,700	58,509
Altera Corp. (Semiconductors)	1,485	22,839
Altria Group, Inc. (Agriculture)	10,341	171,040
Amazon.com, Inc.* (Internet)	1,620	95,288
Ameren Corp. (Electric)	1,053	35,012
American Capital, Ltd. (Investment Companies)	1,026	2,934
American Electric Power, Inc. (Electric)	2,025	63,484
American Express Co. (Diversified Financial Services)	5,805	97,118
American International Group, Inc. (Insurance)	13,500	17,280
American Tower Corp.* (Telecommunications)	1,998	60,619
Ameriprise Financial, Inc. (Diversified Financial Services)	1,080	21,762
AmerisourceBergen Corp. (Pharmaceuticals)	783	28,439
Amgen, Inc.* (Biotechnology)	5,319	291,747
Amphenol Corp. - Class A (Electronics)	891	23,300
Anadarko Petroleum Corp. (Oil & Gas)	2,295	84,318
Analog Devices, Inc. (Semiconductors)	1,458	29,131
AON Corp. (Insurance)	1,350	50,017
Apache Corp. (Oil & Gas)	1,674	125,550
Apartment Investment and Management Co. - Class A (REIT)	553	4,916
Apollo Group, Inc. - Class A* (Commercial Services)	540	43,988
Apple Computer, Inc.* (Computers)	4,455	401,529
Applied Materials, Inc. (Semiconductors)	6,723	62,995
Archer-Daniels-Midland Co. (Agriculture)	3,213	87,972
Assurant, Inc. (Insurance)	594	15,682
AT&T, Inc. (Telecommunications)	29,565	727,890
Autodesk, Inc.* (Software)	1,134	18,779
Automatic Data Processing, Inc. (Software)	2,538	92,206
AutoNation, Inc.* (Retail)	540	5,011
AutoZone, Inc.* (Retail)	189	25,116
Avalonbay Communities, Inc. (REIT)	378	19,584
Avery Dennison Corp. (Household Products/Wares)	540	13,084
Avon Products, Inc. (Cosmetics/Personal Care)	2,133	43,620
Baker Hughes, Inc. (Oil & Gas Services)	1,539	51,279
Ball Corp. (Packaging & Containers)	486	18,633
Bank of America Corp. (Banks)	32,400	213,192
Bank of New York Mellon Corp. (Banks)	5,751	148,031
Bard (C.R.), Inc. (Healthcare - Products)	486	41,587
Baxter International, Inc. (Healthcare - Products)	3,105	182,108
BB&T Corp. (Banks)	2,781	55,036
Becton, Dickinson & Co. (Healthcare - Products)	1,215	88,294
Bed Bath & Beyond, Inc.* (Retail)	1,296	30,106
Bemis Co., Inc. (Packaging & Containers)	513	11,578
Best Buy Co., Inc. (Retail)	1,701	47,662
Big Lots, Inc.* (Retail)	405	5,447
Biogen Idec, Inc.* (Biotechnology)	1,458	70,932
BJ Services Co. (Oil & Gas Services)	1,458	16,038
Black & Decker Corp. (Hand/Machine Tools)	297	8,586
BMC Software, Inc.* (Software)	945	23,937
Boeing Co. (Aerospace/Defense)	3,672	155,362
Boston Properties, Inc. (REIT)	594	25,720
Boston Scientific Corp.* (Healthcare - Products)	7,533	66,818
Bristol-Myers Squibb Co. (Pharmaceuticals)	9,936	212,730
Broadcom Corp. - Class A* (Semiconductors)	2,241	35,520
Brown-Forman Corp. (Beverages)	486	22,069
Burlington Northern Santa Fe Corp. (Transportation)	1,404	93,015
C.H. Robinson Worldwide, Inc. (Transportation)	837	38,485
CA, Inc. (Software)	1,971	35,458
Cabot Oil & Gas Corp. (Oil & Gas)	513	14,102
Cameron International Corp.* (Oil & Gas Services)	1,107	25,638
Campbell Soup Co. (Food)	1,026	31,160
Capital One Financial Corp. (Diversified Financial Services)	1,971	31,221
Cardinal Health, Inc. (Pharmaceuticals)	1,809	68,109
Carnival Corp. - Class AADR (Leisure Time)	2,187	39,782
Caterpillar, Inc. (Machinery - Construction & Mining)	3,024	93,290
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	1,107	3,985
CBS Corp. - Class B (Media)	3,402	19,459
Celgene Corp.* (Biotechnology)	2,295	121,520
CenterPoint Energy, Inc. (Electric)	1,728	23,121
Centex Corp. (Home Builders)	621	5,285
See notes to the financial statements.

PROFUNDS Bull ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

	Shares	Value
Common Stocks, continued
CenturyTel, Inc. (Telecommunications)	513	$13,923
Cephalon, Inc.* (Pharmaceuticals)	351	27,090
CF Industries Holdings, Inc. (Chemicals)	297	13,959
Chesapeake Energy Corp. (Oil & Gas)	2,700	42,687
ChevronTexaco Corp. (Oil & Gas)	10,179	717,823
Chubb Corp. (Insurance)	1,782	75,878
Ciena Corp.* (Telecommunications)	459	2,864
CIGNA Corp. (Insurance)	1,377	23,905
Cincinnati Financial Corp. (Insurance)	810	17,763
Cintas Corp. (Textiles)	648	14,742
Cisco Systems, Inc.* (Telecommunications)	29,376	439,759
CIT Group, Inc. (Diversified Financial Services)	1,431	3,992
Citigroup, Inc. (Diversified Financial Services)	27,324	97,000
Citrix Systems, Inc.* (Software)	918	19,315
Clorox Co. (Household Products/Wares)	702	35,205
CME Group, Inc. (Diversified Financial Services)	324	56,347
CMS Energy Corp. (Electric)	1,134	13,325
Coach, Inc.* (Apparel)	1,647	24,046
Coca-Cola Co. (Beverages)	9,990	426,773
Coca-Cola Enterprises, Inc. (Beverages)	1,593	17,889
Cognizant Technology Solutions Corp.* (Computers)	1,458	27,308
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,538	165,072
Comcast Corp. - Special Class A (Media)	14,445	211,619
Comerica, Inc. (Banks)	756	12,595
Computer Sciences Corp.* (Computers)	756	27,851
Compuware Corp.* (Software)	1,242	8,073
ConAgra Foods, Inc. (Food)	2,241	38,321
ConocoPhillips (Oil & Gas)	7,479	355,477
CONSOL Energy, Inc. (Coal)	918	25,025
Consolidated Edison, Inc. (Electric)	1,377	56,113
Constellation Brands, Inc.* (Beverages)	972	14,113
Constellation Energy Group, Inc. (Electric)	891	23,433
Convergys Corp.* (Commercial Services)	621	4,676
Cooper Industries, Ltd. - Class AADR (Miscellaneous Manufacturing)	864	23,250
Corning, Inc. (Telecommunications)	7,803	78,888
Costco Wholesale Corp. (Retail)	2,160	97,265
Coventry Health Care, Inc.* (Healthcare - Services)	756	11,438
Covidien, Ltd.ADR (Healthcare - Products)	2,538	97,307
CSX Corp. (Transportation)	1,971	57,080
Cummins, Inc. (Machinery - Diversified)	999	23,956
CVS Corp. (Retail)	7,209	193,778
D.R. Horton, Inc. (Home Builders)	1,377	8,207
Danaher Corp. (Miscellaneous Manufacturing)	1,296	72,485
Darden Restaurants, Inc. (Retail)	702	18,406
DaVita, Inc.* (Healthcare - Services)	513	24,111
Dean Foods Co.* (Food)	783	15,143
Deere & Co. (Machinery - Diversified)	2,133	74,100
Dell, Inc.* (Computers)	8,694	82,593
DENTSPLY International, Inc. (Healthcare - Products)	756	20,344
Developers Diversified Realty Corp. (REIT)	594	2,851
Devon Energy Corp. (Oil & Gas)	2,214	136,382
DIRECTV Group, Inc.* (Media)	2,727	59,721
Discover Financial Services (Diversified Financial Services)	2,403	17,181
Dominion Resources, Inc. (Electric)	2,916	102,585
Dover Corp. (Miscellaneous Manufacturing)	945	26,725
Dr. Pepper Snapple Group, Inc.* (Beverages)	1,269	20,875
DTE Energy Co. (Electric)	810	27,945
Duke Energy Corp. (Electric)	6,345	96,127
Dun & Bradstreet Corp. (Software)	270	20,520
Dynegy, Inc. - Class A* (Electric)	2,538	5,355
E* TRADE Financial Corp.* (Diversified Financial Services)	2,835	3,232
E.I. du Pont de Nemours & Co. (Chemicals)	4,536	104,147
Eastman Chemical Co. (Chemicals)	351	9,108
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,350	6,116
Eaton Corp. (Miscellaneous Manufacturing)	837	36,845
eBay, Inc.* (Internet)	5,373	64,583
Ecolab, Inc. (Chemicals)	837	28,425
Edison International (Electric)	1,647	53,643
El Paso Corp. (Pipelines)	3,510	28,712
Electronic Arts, Inc.* (Software)	1,620	25,013
Eli Lilly & Co. (Pharmaceuticals)	5,022	184,910
Embarq Corp. (Telecommunications)	702	25,075
EMC Corp.* (Computers)	10,233	112,972
Emerson Electric Co. (Electrical Components & Equipment)	3,861	126,255
Ensco International, Inc. (Oil & Gas)	702	19,207
Entergy Corp. (Electric)	945	72,160
EOG Resources, Inc. (Oil & Gas)	1,242	84,170
Equifax, Inc. (Commercial Services)	621	15,351
Equitable Resources, Inc. (Pipelines)	603	20,641
Equity Residential Properties Trust (REIT)	1,377	32,952
Exelon Corp. (Electric)	3,294	178,601
Expedia, Inc.* (Internet)	1,053	9,403
Expeditors International of Washington, Inc. (Transportation)	1,053	29,284
Express Scripts, Inc.* (Pharmaceuticals)	1,242	66,770
Exxon Mobil Corp. (Oil & Gas)	25,515	1,951,387
Family Dollar Stores, Inc. (Retail)	702	19,495
Fastenal Co. (Distribution/Wholesale)	648	22,149
Federated Investors, Inc. - Class B (Diversified Financial Services)	432	8,433
FedEx Corp. (Transportation)	1,566	79,772

See notes to the financial statements.

PROFUNDS Bull ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

	Shares	Value
Common Stocks, continued
Fidelity National Information Services, Inc. (Software)	945	$15,035
Fifth Third Bancorp (Banks)	2,889	6,905
First Horizon National Corp. (Banks)	1,109	10,558
FirstEnergy Corp. (Electric)	1,539	76,935
Fiserv, Inc.* (Software)	810	25,717
FLIR Systems, Inc.* (Electronics)	675	16,855
Flowserve Corp. (Machinery - Diversified)	297	15,833
Fluor Corp. (Engineering & Construction)	918	35,710
Ford Motor Co.* (Auto Manufacturers)	11,988	22,418
Forest Laboratories, Inc.* (Pharmaceuticals)	1,512	37,860
Fortune Brands, Inc. (Household Products/Wares)	756	24,192
FPL Group, Inc. (Electric)	2,052	105,781
Franklin Resources, Inc. (Diversified Financial Services)	756	36,606
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	1,890	47,515
Frontier Communications Corp. (Telecommunications)	1,566	12,700
GameStop Corp. - Class A* (Retail)	810	20,072
Gannett Co., Inc. (Media)	1,134	6,543
General Dynamics Corp. (Aerospace/Defense)	1,944	110,283
General Electric Co. (Miscellaneous Manufacturing)	52,677	638,972
General Mills, Inc. (Food)	1,674	99,017
General Motors Corp. (Auto Manufacturers)	3,051	9,184
Genuine Parts Co. (Distribution/Wholesale)	810	25,936
Genworth Financial, Inc. - Class A (Diversified Financial Services)	2,160	5,011
Genzyme Corp.* (Biotechnology)	1,350	93,042
Gilead Sciences, Inc.* (Pharmaceuticals)	4,617	234,405
Goodrich Corp. (Aerospace/Defense)	621	24,008
Google, Inc. - Class A* (Internet)	1,188	402,174
H & R Block, Inc. (Commercial Services)	1,701	35,262
Halliburton Co. (Oil & Gas Services)	4,482	77,314
Harley-Davidson, Inc. (Leisure Time)	1,161	14,141
Harman International Industries, Inc. (Home Furnishings)	297	4,779
Harris Corp. (Telecommunications)	675	29,221
Hartford Financial Services Group, Inc. (Insurance)	1,512	19,898
Hasbro, Inc. (Toys/Games/Hobbies)	621	14,985
HCP, Inc. (REIT)	1,269	29,618
Health Care REIT, Inc. (REIT)	513	19,397
Heinz (H.J.) Co. (Food)	1,566	57,159
Hess Corp. (Oil & Gas)	1,431	79,578
Hewlett-Packard Co. (Computers)	12,285	426,904
Home Depot, Inc. (Retail)	8,505	183,113
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,645	119,592
Hospira, Inc.* (Pharmaceuticals)	810	20,169
Host Marriott Corp. (REIT)	2,619	14,090
Hudson City Bancorp, Inc. (Savings & Loans)	2,619	30,380
Humana, Inc.* (Healthcare - Services)	837	31,747
Huntington Bancshares, Inc. (Banks)	1,836	5,288
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,971	64,373
IMS Health, Inc. (Software)	918	13,329
Ingersoll-Rand Co. - Class AADR (Miscellaneous Manufacturing)	1,593	25,823
Integrys Energy Group, Inc. (Electric)	378	15,781
Intel Corp. (Semiconductors)	27,891	359,794
IntercontinentalExchange, Inc.* (Diversified Financial Services)	351	19,982
International Business Machines Corp. (Computers)	6,750	618,637
International Flavors & Fragrances, Inc. (Chemicals)	405	11,591
International Game Technology (Entertainment)	1,485	15,741
International Paper Co. (Forest Products & Paper)	2,133	19,453
Interpublic Group of Cos., Inc.* (Advertising)	2,403	8,002
Intuit, Inc.* (Software)	1,593	36,081
Intuitive Surgical, Inc.* (Healthcare - Products)	189	19,510
Invesco, Ltd.ADR (Diversified Financial Services)	1,944	22,920
Iron Mountain, Inc.* (Commercial Services)	891	18,230
ITT Industries, Inc. (Miscellaneous Manufacturing)	918	41,567
J.C. Penney Co., Inc. (Retail)	1,107	18,542
J.P. Morgan Chase & Co. (Diversified Financial Services)	18,711	477,318
Jabil Circuit, Inc. (Electronics)	1,053	6,128
Jacobs Engineering Group, Inc.* (Engineering & Construction)	621	24,014
Janus Capital Group, Inc. (Diversified Financial Services)	783	4,111
JDS Uniphase Corp.* (Telecommunications)	1,107	4,018
JM Smucker Co. (Food)	594	26,819
Johnson & Johnson (Healthcare - Products)	13,905	802,179
Johnson Controls, Inc. (Auto Parts & Equipment)	2,970	37,155
Jones Apparel Group, Inc. (Apparel)	405	1,401
Juniper Networks, Inc.* (Telecommunications)	2,646	37,467
KB Home (Home Builders)	378	4,033
Kellogg Co. (Food)	1,269	55,443
KeyCorp (Banks)	2,484	18,084
Kimberly-Clark Corp. (Household Products/Wares)	2,079	107,006
Kimco Realty Corp. (REIT)	1,161	16,695
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,242	10,855
KLA -Tencor Corp. (Semiconductors)	837	16,773
Kohls Corp.* (Retail)	1,539	56,497
Kraft Foods, Inc. (Food)	7,371	206,757
Kroger Co. (Food)	3,267	73,507
L-3 Communications Holdings, Inc. (Aerospace/Defense)	594	46,938

See notes to the financial statements.

PROFUNDS Bull ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

	Shares	Value
Common Stocks, continued
Laboratory Corp. of America Holdings* (Healthcare - Services)	540	$31,968
Legg Mason, Inc. (Diversified Financial Services)	702	11,274
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	783	9,780
Lender Processing Services, Inc. (Diversified Financial Services)	288	7,465
Lennar Corp. - Class A (Home Builders)	702	5,398
Leucadia National Corp.* (Holding Companies - Diversified)	891	14,185
Lexmark International, Inc. - Class A* (Computers)	405	9,590
Life Technologies Corp.* (Biotechnology)	864	21,997
Limited, Inc. (Retail)	1,350	10,692
Lincoln National Corp. (Insurance)	1,296	19,608
Linear Technology Corp. (Semiconductors)	1,107	25,926
Lockheed Martin Corp. (Aerospace/Defense)	1,674	137,335
Loews Corp. (Insurance)	1,809	44,140
Lorillard, Inc. (Agriculture)	837	49,768
Lowe’s Cos., Inc. (Retail)	7,344	134,175
LSI Logic Corp.* (Semiconductors)	3,240	10,303
M&T Bank Corp. (Banks)	378	14,708
Macy’s, Inc. (Retail)	2,106	18,849
Manitowoc Co. (Machinery - Diversified)	648	3,564
Marathon Oil Corp. (Oil & Gas)	3,537	96,313
Marriott International, Inc. - Class A (Lodging)	1,458	23,780
Marsh & McLennan Cos., Inc. (Insurance)	2,592	50,103
Marshall & Ilsley Corp. (Banks)	1,296	7,400
Masco Corp. (Building Materials)	1,809	14,146
Massey Energy Co. (Coal)	432	6,558
MasterCard, Inc. - Class A (Software)	351	47,659
Mattel, Inc. (Toys/Games/Hobbies)	1,809	25,670
MBIA, Inc.* (Insurance)	945	3,648
McAfee, Inc.* (Internet)	729	22,227
McCormick & Co., Inc. (Food)	648	20,762
McDonald’s Corp. (Retail)	5,589	324,274
McGraw-Hill Cos., Inc. (Media)	1,566	34,436
McKesson Corp. (Commercial Services)	1,377	60,863
MeadWestvaco Corp. (Forest Products & Paper)	864	10,057
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,511	112,819
Medtronic, Inc. (Healthcare - Products)	5,616	188,080
MEMC Electronic Materials, Inc.* (Semiconductors)	1,134	15,422
Merck & Co., Inc. (Pharmaceuticals)	10,611	302,944
Meredith Corp. (Media)	189	3,018
MetLife, Inc. (Insurance)	3,969	114,029
Microchip Technology, Inc. (Semiconductors)	918	17,414
Micron Technology, Inc.* (Semiconductors)	3,834	14,262
Microsoft Corp. (Software)	38,367	656,076
Millipore Corp.* (Biotechnology)	270	14,893
Molex, Inc. (Electrical Components & Equipment)	702	9,386
Molson Coors Brewing Co. - Class B (Beverages)	756	30,444
Monsanto Co. (Agriculture)	2,754	209,469
Monster Worldwide, Inc.* (Internet)	621	5,719
Moody’s Corp. (Commercial Services)	972	20,820
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	5,319	107,603
Motorola, Inc. (Telecommunications)	11,367	50,356
Murphy Oil Corp. (Oil & Gas)	945	41,750
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,539	17,437
Nabors Industries, Ltd.ADR* (Oil & Gas)	1,431	15,669
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	675	14,729
National Semiconductor Corp. (Semiconductors)	972	9,856
National-Oilwell Varco, Inc.* (Oil & Gas Services)	2,106	55,683
NetApp, Inc.* (Computers)	1,647	24,425
Newell Rubbermaid, Inc. (Housewares)	1,377	11,126
Newmont Mining Corp. (Mining)	2,268	90,221
News Corp. - Class A (Media)	11,529	73,670
Nicor, Inc. (Gas)	216	7,389
NIKE, Inc. - Class B (Apparel)	1,971	89,188
NiSource, Inc. (Electric)	1,377	13,329
Noble Corp.ADR (Oil & Gas)	1,323	35,919
Noble Energy, Inc. (Oil & Gas)	864	42,276
Nordstrom, Inc. (Retail)	810	10,279
Norfolk Southern Corp. (Transportation)	1,863	71,465
Northern Trust Corp. (Banks)	1,107	63,675
Northrop Grumman Corp. (Aerospace/Defense)	1,647	79,254
Novell, Inc.* (Software)	1,728	6,394
Novellus Systems, Inc.* (Semiconductors)	486	6,702
Nucor Corp. (Iron/Steel)	1,566	63,877
NVIDIA Corp.* (Semiconductors)	2,700	21,465
NYSE Euronext (Diversified Financial Services)	1,323	29,106
Occidental Petroleum Corp. (Oil & Gas)	4,050	220,927
Office Depot, Inc.* (Retail)	1,377	2,974
Omnicom Group, Inc. (Advertising)	1,566	40,544
Oracle Corp.* (Software)	19,656	330,810
Owens-Illinois, Inc.* (Packaging & Containers)	810	15,390
PACCAR, Inc. (Auto Manufacturers)	1,809	47,740
Pactiv Corp.* (Packaging & Containers)	648	14,010
Pall Corp. (Miscellaneous Manufacturing)	594	15,486
Parker Hannifin Corp. (Miscellaneous Manufacturing)	810	30,950
Patriot Coal Corp.* (Coal)	258	1,324
Patterson Cos., Inc.* (Healthcare - Products)	459	8,441
Paychex, Inc. (Commercial Services)	1,620	39,350
Peabody Energy Corp. (Coal)	1,350	33,750

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	January 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
People’s United Financial, Inc. (Banks)	1,755	$28,712
Pepco Holdings, Inc. (Electric)	1,080	19,235
PepsiCo, Inc. (Beverages)	7,803	391,945
PerkinElmer, Inc. (Electronics)	594	7,496
Pfizer, Inc. (Pharmaceuticals)	33,831	493,256
PG&E Corp. (Electric)	1,809	69,954
Philip Morris International, Inc. (Commercial Services)	10,152	377,147
Pinnacle West Capital Corp. (Electric)	513	17,170
Pioneer Natural Resources Co. (Oil & Gas)	594	8,696
Pitney Bowes, Inc. (Office/Business Equipment)	1,026	22,839
Plum Creek Timber Co., Inc. (Forest Products & Paper)	837	25,754
PNC Financial Services Group (Banks)	2,052	66,731
Polo Ralph Lauren Corp. (Apparel)	270	11,078
PPG Industries, Inc. (Chemicals)	837	31,454
PPL Corp. (Electric)	1,890	57,947
Praxair, Inc. (Chemicals)	1,539	95,818
Precision Castparts Corp. (Metal Fabricate/Hardware)	702	45,595
Principal Financial Group, Inc. (Insurance)	1,296	21,501
Procter & Gamble Co. (Cosmetics/Personal Care)	14,985	816,682
Progress Energy, Inc. (Electric)	1,323	51,227
Progress Energy, Inc.CVO* (Electric)	189	0
Progressive Corp.* (Insurance)	3,402	41,334
ProLogis (REIT)	1,323	13,243
Prudential Financial, Inc. (Insurance)	2,133	54,925
Public Service Enterprise Group, Inc. (Electric)	2,538	80,125
Public Storage, Inc. (REIT)	621	38,421
Pulte Homes, Inc. (Home Builders)	1,080	10,962
QLogic Corp.* (Semiconductors)	648	7,335
Qualcomm, Inc. (Telecommunications)	8,316	287,318
Quest Diagnostics, Inc. (Healthcare - Services)	783	38,641
Questar Corp. (Pipelines)	864	29,359
Qwest Communications International, Inc. (Telecommunications)	7,344	23,648
R.R. Donnelley & Sons Co. (Commercial Services)	1,026	10,014
RadioShack Corp. (Retail)	621	7,117
Range Resources Corp. (Oil & Gas)	783	28,063
Raytheon Co. (Aerospace/Defense)	2,079	105,239
Regions Financial Corp. (Banks)	3,483	12,051
Republic Services, Inc. (Environmental Control)	1,620	41,893
Reynolds American, Inc. (Agriculture)	837	31,957
Robert Half International, Inc. (Commercial Services)	783	13,272
Rockwell Collins, Inc. (Aerospace/Defense)	783	29,503
Rockwell International Corp. (Machinery - Diversified)	702	18,280
Rohm & Haas Co. (Chemicals)	621	34,273
Rowan Cos., Inc. (Oil & Gas)	567	7,178
Ryder System, Inc. (Transportation)	270	9,121
Safeway, Inc. (Food)	2,160	46,289
Salesforce.com, Inc.* (Software)	513	13,651
SanDisk Corp.* (Computers)	1,134	12,962
Sara Lee Corp. (Food)	3,537	35,476
SCANA Corp. (Electric)	567	19,442
Schering-Plough Corp. (Pharmaceuticals)	8,154	143,184
Schlumberger, Ltd.ADR (Oil & Gas Services)	5,994	244,615
Scripps Networks Interactive - Class A (Entertainment)	459	9,855
Seagate Technology, Inc. Escrowed Shares*(a) (Computers)	405	0
Sealed Air Corp. (Packaging & Containers)	783	10,610
Sears Holdings Corp.* (Retail)	270	11,048
Sempra Energy (Gas)	1,215	53,266
Sherwin-Williams Co. (Chemicals)	486	23,206
Sigma-Aldrich Corp. (Chemicals)	621	22,406
Simon Property Group, Inc. (REIT)	1,134	48,739
SLM Corp.* (Diversified Financial Services)	2,349	26,896
Smith International, Inc. (Oil & Gas Services)	1,107	25,129
Snap-on, Inc. (Hand/Machine Tools)	297	8,963
Southern Co. (Electric)	3,888	130,054
Southwest Airlines Co. (Airlines)	3,699	26,004
Southwestern Energy Co.* (Oil & Gas)	1,728	54,691
Spectra Energy Corp. (Pipelines)	3,078	44,662
Sprint Nextel Corp.* (Telecommunications)	14,337	34,839
St. Jude Medical, Inc.* (Healthcare - Products)	1,728	62,847
Staples, Inc. (Retail)	3,591	57,241
Starbucks Corp.* (Retail)	3,699	34,919
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	918	13,880
State Street Corp. (Banks)	2,160	50,263
Stericycle, Inc.* (Environmental Control)	432	21,133
Stryker Corp. (Healthcare - Products)	1,215	51,322
Sun Microsystems, Inc.* (Computers)	3,699	15,388
Sunoco, Inc. (Oil & Gas)	594	27,514
SunTrust Banks, Inc. (Banks)	1,782	21,847
SuperValu, Inc. (Food)	1,053	18,470
Symantec Corp.* (Internet)	4,185	64,156
Sysco Corp. (Food)	2,997	66,803
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,296	35,744
Target Corp. (Retail)	3,780	117,936
TECO Energy, Inc. (Electric)	1,080	12,971
Tellabs, Inc.* (Telecommunications)	1,998	8,252
Tenet Healthcare Corp.* (Healthcare - Services)	2,079	2,225
Teradata Corp.* (Computers)	891	11,699
Teradyne, Inc.* (Semiconductors)	837	4,026
Tesoro Petroleum Corp. (Oil & Gas)	702	12,095
Texas Instruments, Inc. (Semiconductors)	6,507	97,280
Textron, Inc. (Miscellaneous Manufacturing)	1,215	10,971
The AES Corp.* (Electric)	3,375	26,696

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	January 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
The Charles Schwab Corp. (Diversified Financial Services)	4,698	$63,846
The Dow Chemical Co. (Chemicals)	4,644	53,824
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	594	15,592
The Gap, Inc. (Retail)	2,349	26,497
The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,214	178,736
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,215	7,497
The Hershey Co. (Food)	837	31,203
The New York Times Co. - Class A (Media)	594	2,952
The Pepsi Bottling Group, Inc. (Beverages)	675	13,021
The Stanley Works (Hand/Machine Tools)	405	12,660
The Travelers Companies, Inc. (Insurance)	2,943	113,718
The Williams Cos., Inc. (Pipelines)	2,916	41,261
Thermo Electron Corp.* (Electronics)	2,106	75,669
Tiffany & Co. (Retail)	621	12,886
Time Warner, Inc. (Media)	17,982	167,772
Titanium Metals Corp. (Mining)	432	3,046
TJX Cos., Inc. (Retail)	2,079	40,374
Torchmark Corp. (Insurance)	432	12,960
Total System Services, Inc. (Software)	999	12,647
Tyco Electronics, Ltd.ADR (Electronics)	2,295	32,497
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	2,376	49,944
Tyson Foods, Inc. - Class A (Food)	1,512	13,381
U.S. Bancorp (Banks)	8,802	130,622
Union Pacific Corp. (Transportation)	2,538	111,139
United Parcel Service, Inc. - Class B (Transportation)	4,995	212,238
United States Steel Corp. (Iron/Steel)	594	17,838
United Technologies Corp. (Aerospace/Defense)	4,779	229,344
UnitedHealth Group, Inc. (Healthcare - Services)	6,048	171,340
UnumProvident Corp. (Insurance)	1,674	23,704
V.F. Corp. (Apparel)	432	24,201
Valero Energy Corp. (Oil & Gas)	2,592	62,519
Varian Medical Systems, Inc.* (Healthcare - Products)	621	23,058
VeriSign, Inc.* (Internet)	972	18,769
Verizon Communications, Inc. (Telecommunications)	14,256	425,827
Viacom, Inc. - Class B* (Media)	3,078	45,400
Vornado Realty Trust (REIT)	702	35,669
Vulcan Materials Co. (Building Materials)	540	26,708
W.W. Grainger, Inc. (Distribution/Wholesale)	324	23,636
Wal-Mart Stores, Inc. (Retail)	11,205	527,980
Walgreen Co. (Retail)	4,968	136,173
Walt Disney Co. (Media)	9,288	192,076
Washington Post Co. - Class B (Media)	27	10,545
Waste Management, Inc. (Environmental Control)	2,457	76,634
Waters Corp.* (Electronics)	486	17,579
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	513	13,995
Weatherford International, Ltd.ADR* (Oil & Gas Services)	3,429	37,822
WellPoint, Inc.* (Healthcare - Services)	2,565	106,319
Wells Fargo & Co. (Banks)	21,195	400,585
Western Union Co. (Commercial Services)	3,591	49,053
Weyerhaeuser Co. (Forest Products & Paper)	1,053	28,789
Whirlpool Corp. (Home Furnishings)	378	12,637
Whole Foods Market, Inc. (Food)	702	7,196
Windstream Corp. (Telecommunications)	2,214	19,218
Wisconsin Energy Corp. (Electric)	594	26,481
Wyeth (Pharmaceuticals)	6,669	286,567
Wyndham Worldwide Corp. (Lodging)	891	5,462
Wynn Resorts, Ltd.* (Lodging)	297	8,934
Xcel Energy, Inc. (Electric)	2,241	41,369
Xerox Corp. (Office/Business Equipment)	4,347	28,864
Xilinx, Inc. (Semiconductors)	1,377	23,202
XL Capital, Ltd. - Class AADR (Insurance)	1,647	4,776
XTO Energy, Inc. (Oil & Gas)	2,889	107,153
Yahoo!, Inc.* (Internet)	6,966	81,711
YUM! Brands, Inc. (Retail)	2,322	66,456
Zimmer Holdings, Inc.* (Healthcare - Products)	1,134	41,278
Zions Bancorp (Banks)	567	8,460
TOTAL COMMON STOCKS (Cost $31,970,565)		36,053,708

	Principal Amount
Repurchase Agreements (20.5%)
Bank of America, 0.18%, 2/2/09, dated 1/30/09, with a repurchase price of $2,099,031 (Collateralized by $2,140,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $2,143,724)	$2,099,000	2,099,000
Deutsche Bank, 0.20%, 2/2/09, dated 1/30/09, with a repurchase price of $3,412,057 (Collateralized by $3,480,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $3,480,424)	3,412,000	3,412,000
HSBC, 0.19%, 2/2/09, dated 1/30/09, with a repurchase price of $2,887,046 (Collateralized by $2,963,000 Federal National Mortgage Association, 0.72%‡, 12/1/09, market value $2,945,349)	2,887,000	2,887,000

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	January 31, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
UMB, 0.19%, 2/2/09, dated 1/30/09, with a repurchase price of $1,179,019 (Collateralized by $1,203,223 Federal National Mortgage Association, 0.42%‡, 3/20/09, market value $1,202,580)	$1,179,000	$1,179,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,577,000)		9,577,000
TOTAL INVESTMENT SECURITIES (Cost $41,547,565)—97.7%		45,630,708
Net other assets (liabilities) — 2.3%		1,064,512
NET ASSETS — 100.0%		$46,695,220

*	Non-income producing security
(a)	Security delisted or issuer in bankruptcy
‡	Represents the effective yield or interest rate in effect at January 31, 2009.
ADR	American Depositary Receipt
CVO	Contingent Value Obligation

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
S&P 500 Futures Contract expiring 3/20/09 (Underlying notional amount at value $12,337,500)	60	$(778,770)
Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring 3/20/09 (Underlying notional amount at value $1,850,625)	45	$34,359

Bull ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Advertising	0.1%
Aerospace/Defense	2.0%
Agriculture	1.3%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.1%
Banks	2.6%
Beverages	1.9%
Biotechnology	1.4%
Building Materials	0.1%
Chemicals	1.1%
Coal	0.2%
Commercial Services	1.3%
Computers	3.9%
Cosmetics/Personal Care	2.3%
Distribution/Wholesale	0.3%
Diversified Financial Services	2.9%
Electric	3.4%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	0.2%
Entertainment	NM
Environmental Control	0.4%
Food	1.7%
Forest Products & Paper	0.2%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare - Products	3.5%
Healthcare - Services	1.2%
Holding Companies - Diversified	NM
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	NM
Insurance	1.6%
Internet	1.6%
Investment Companies	NM
Iron/Steel	0.1%
Leisure Time	0.1%
Lodging	0.1%
Machinery - Construction & Mining	0.2%
Machinery - Diversified	0.3%
Media	1.8%
Metal Fabricate/Hardware	0.1%
Mining	0.4%
Miscellaneous Manufacturing	3.1%
Office/Business Equipment	0.2%
Oil & Gas	9.4%
Oil & Gas Services	1.2%
Packaging & Containers	NM
Pharmaceuticals	5.9%
Pipelines	0.4%
REIT	0.6%
Real Estate	NM
Retail	4.6%
Savings & Loans	0.1%
Semiconductors	1.7%
Software	3.0%
Telecommunications	4.9%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.6%
Other**	22.8%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%
REIT	Real Estate Investment Trust

See notes to the financial statements.

PROFUNDS Small-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

	Shares	Value
Common Stocks (83.1%)
A.M. Castle & Co. (Metal Fabricate/Hardware)	1,602	$13,553
AAR Corp.* (Aerospace/Defense)	2,670	48,434
Aaron Rents, Inc. (Commercial Services)	2,403	52,530
Abaxis, Inc.* (Healthcare - Products)	1,602	25,344
ABIOMED, Inc.* (Healthcare - Products)	2,937	39,620
AbitibiBowater, Inc.* (Forest Products & Paper)	3,204	2,435
ABM Industries, Inc. (Commercial Services)	2,937	43,614
Acadia Realty Trust (REIT)	4,005	46,738
ACI Worldwide, Inc.* (Software)	2,136	36,291
Acorda Therapeutics, Inc.* (Biotechnology)	2,136	52,396
Actel Corp.* (Semiconductors)	3,471	31,308
Actuant Corp. - Class A (Miscellaneous Manufacturing)	3,204	52,802
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,869	50,220
Acxiom Corp. (Software)	5,073	48,244
Administaff, Inc. (Commercial Services)	1,602	33,786
ADTRAN, Inc. (Telecommunications)	3,738	56,631
Aeropostale, Inc.* (Retail)	3,204	67,636
Affymetrix, Inc.* (Biotechnology)	4,539	14,434
Agilysys, Inc. (Computers)	4,005	14,298
Agree Realty Corp. (REIT)	2,403	33,041
Alaska Communications Systems Group, Inc. (Telecommunications)	5,340	44,589
Albany International Corp. - Class A (Machinery - Diversified)	2,403	24,054
Alexion Pharmaceuticals, Inc.* (Biotechnology)	3,738	137,820
Align Technology, Inc.* (Healthcare - Products)	4,272	33,663
Alkermes, Inc.* (Pharmaceuticals)	5,607	64,312
Alliance One International, Inc.* (Agriculture)	6,141	14,738
Allis-Chalmers Energy, Inc.* (Oil & Gas Services)	2,136	7,690
Allscripts Healthcare Solutions, Inc. (Software)	4,005	33,722
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	2,136	45,048
Altra Holdings, Inc.* (Machinery - Diversified)	3,738	26,278
AMAG Pharmaceuticals, Inc.* (Biotechnology)	1,335	47,059
AMCOL International Corp. (Mining)	1,602	23,213
Amedisys, Inc.* (Healthcare - Services)	1,335	55,042
American Equity Investment Life Holding Co. (Insurance)	5,874	39,297
American Greetings Corp. - Class A (Household Products/Wares)	3,738	16,223
American Medical Systems Holdings, Inc.* (Healthcare - Products)	4,806	51,424
American Oriental Bioengineering, Inc.* (Biotechnology)	4,005	20,025
American Reprographics Co.* (Software)	2,937	17,857
American States Water Co. (Water)	2,670	92,302
American Superconductor Corp.* (Electrical Components & Equipment)	2,136	34,560
Amerigon, Inc.* (Auto Parts & Equipment)	4,272	14,653
AMERIGROUP Corp.* (Healthcare - Services)	2,670	74,680
Amerisafe, Inc.* (Insurance)	4,005	75,014
Amkor Technology, Inc.* (Semiconductors)	5,874	13,628
AMN Healthcare Services, Inc.* (Commercial Services)	3,471	23,603
ANADIGICS, Inc.* (Semiconductors)	4,539	9,214
AngioDynamics, Inc.* (Healthcare - Products)	2,403	32,681
Anixter International, Inc.* (Telecommunications)	1,335	36,018
Apogee Enterprises, Inc. (Building Materials)	2,136	21,894
Apollo Investment Corp. (Investment Companies)	8,544	55,963
Applied Industrial Technologies, Inc. (Machinery - Diversified)	2,403	37,943
Applied Micro Circuits Corp.* (Semiconductors)	6,675	26,700
Arbitron, Inc. (Commercial Services)	1,602	24,062
Arch Chemicals, Inc. (Chemicals)	1,602	35,901
Arena Resources, Inc.* (Oil & Gas)	1,602	39,025
Ares Capital Corp. (Investment Companies)	9,345	44,015
Argo Group International Holdings, Ltd.ADR* (Insurance)	2,403	74,757
Ariba, Inc.* (Internet)	5,073	38,758
Arkansas Best Corp. (Transportation)	1,602	37,471
Arris Group, Inc.* (Telecommunications)	6,942	49,427
ArvinMeritor, Inc. (Auto Parts & Equipment)	3,738	6,542
Asbury Automotive Group, Inc. (Retail)	4,272	15,294
Aspen Insurance Holdings, Ltd.ADR (Insurance)	4,806	106,213
Associated Estates Realty Corp. (REIT)	4,272	31,698
Assured Guaranty, Ltd.ADR (Insurance)	3,471	26,484
ATC Technology Corp.* (Auto Parts & Equipment)	2,136	27,875
Atheros Communications* (Telecommunications)	2,937	35,273
Atlas America, Inc. (Oil & Gas)	2,136	27,127
ATP Oil & Gas Corp.* (Oil & Gas)	1,335	5,967
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	2,403	73,436
Avista Corp. (Electric)	6,141	116,925
Avocent Corp.* (Internet)	2,937	42,146
Baldor Electric Co. (Hand/Machine Tools)	2,403	33,666
Bally Technologies, Inc.* (Entertainment)	2,670	53,907

See notes to the financial statements.

PROFUNDS Small-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

	Shares	Value
Common Stocks, continued
Banco Latinoamericano de Exportaciones, S.A. - Class EADR (Banks)	3,738	$39,212
Bank Mutual Corp. (Banks)	6,675	58,940
Barnes Group, Inc. (Miscellaneous Manufacturing)	2,670	30,171
Basic Energy Services, Inc.* (Oil & Gas Services)	2,136	20,506
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	4,272	54,383
Belden, Inc. (Electrical Components & Equipment)	2,136	27,896
Belo Corp. - Class A (Media)	8,010	11,454
Benchmark Electronics, Inc.* (Electronics)	4,272	50,153
Berry Petroleum Co. - Class A (Oil & Gas)	1,602	11,791
Bill Barrett Corp.* (Oil & Gas)	1,602	35,420
BioMed Realty Trust, Inc. (REIT)	4,005	44,215
Blackboard, Inc.* (Software)	1,602	40,707
Blount International, Inc.* (Machinery - Diversified)	4,272	35,799
Blue Coat Systems, Inc.* (Internet)	2,136	20,484
Bob Evans Farms, Inc. (Retail)	2,670	46,885
Borders Group, Inc.* (Retail)	5,073	2,232
Bowne & Co., Inc. (Commercial Services)	3,274	9,167
BPZ Resources, Inc.* (Oil & Gas)	2,670	15,379
Brady Corp. - Class A (Electronics)	2,670	55,856
Briggs & Stratton Corp. (Machinery - Diversified)	4,272	63,183
Brigham Exploration Co.* (Oil & Gas)	2,670	6,675
Bronco Drilling Co., Inc.* (Oil & Gas)	4,272	22,556
Brookline Bancorp, Inc. (Savings & Loans)	8,277	80,039
Brooks Automation, Inc.* (Semiconductors)	6,141	28,064
Bruker Corp.* (Healthcare - Products)	3,204	12,912
Brunswick Corp. (Leisure Time)	5,607	15,587
Brush Engineered Materials, Inc.* (Mining)	1,602	20,121
Calgon Carbon Corp.* (Environmental Control)	2,670	33,562
California Pizza Kitchen, Inc.* (Retail)	4,272	44,258
California Water Service Group (Water)	2,670	116,145
Callaway Golf Co. (Leisure Time)	4,806	36,574
Callon Petroleum Co.* (Oil & Gas)	2,136	4,507
Cano Petroleum, Inc.* (Oil & Gas)	3,204	1,986
Capital Lease Funding, Inc. (REIT)	7,209	11,534
Capstead Mortgage Corp. (REIT)	3,738	39,884
Capstone Turbine Corp.* (Electrical Components & Equipment)	7,743	6,736
CARBO Ceramics, Inc. (Oil & Gas Services)	1,335	47,993
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,335	18,503
Carter’s, Inc.* (Apparel)	3,471	58,972
Casey’s General Stores, Inc. (Retail)	2,937	62,411
Cash America International, Inc. (Retail)	1,602	29,285
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	2,403	52,914
Cathay Bancorp, Inc. (Banks)	5,607	71,209
Cavium Networks, Inc.* (Semiconductors)	1,869	17,008
Cbeyond, Inc.* (Telecommunications)	2,136	33,621
Cedar Shopping Centers, Inc. (REIT)	8,010	49,101
Celera Corp.* (Biotechnology)	5,340	45,070
Centene Corp.* (Healthcare - Services)	2,403	42,605
Centennial Communications Corp.* (Telecommunications)	5,073	41,497
Central Pacific Financial Corp. (Banks)	4,539	30,547
Central Vermont Public Service Corp. (Electric)	2,670	60,342
Cenveo, Inc.* (Commercial Services)	3,738	14,765
Cepheid, Inc.* (Healthcare - Products)	2,937	21,851
Ceradyne, Inc.* (Miscellaneous Manufacturing)	1,602	36,558
Charlotte Russe Holding, Inc.* (Retail)	2,670	13,751
Charming Shoppes, Inc.* (Retail)	6,942	7,497
Chart Industries, Inc.* (Machinery - Diversified)	1,602	13,553
Chattem, Inc.* (Cosmetics/Personal Care)	1,068	72,197
Checkpoint Systems, Inc.* (Electronics)	2,670	23,897
Cheesecake Factory, Inc.* (Retail)	5,340	46,351
Chemed Corp. (Commercial Services)	1,335	53,574
Chesapeake Utilities Corp. (Oil & Gas Services)	2,403	69,615
Chico’s FAS, Inc.* (Retail)	7,743	30,662
Cirrus Logic, Inc.* (Semiconductors)	6,141	17,318
CKE Restaurants, Inc. (Retail)	4,806	39,890
Clarcor, Inc. (Miscellaneous Manufacturing)	2,670	81,008
Clean Harbors, Inc.* (Environmental Control)	801	42,862
Cleco Corp. (Electric)	4,272	97,615
Coeur d’Alene Mines Corp.* (Mining)	16,821	11,943
Cogdell Spencer, Inc. (REIT)	2,937	24,788
Cogent Communications Group, Inc.* (Internet)	2,937	19,531
Cogent, Inc.* (Electronics)	4,005	46,618
Cognex Corp. (Machinery - Diversified)	2,937	38,357
Coinstar, Inc.* (Commercial Services)	1,869	42,950
Collective Brands, Inc.* (Retail)	3,738	39,884
Colonial Properties Trust (REIT)	4,005	29,437
Comfort Systems USA, Inc. (Building Materials)	4,539	46,434
Community Bank System, Inc. (Banks)	3,738	67,097
Commvault Systems, Inc.* (Software)	2,937	38,974
Compass Minerals International, Inc. (Mining)	1,335	80,327
Complete Production Services, Inc.* (Oil & Gas Services)	2,670	17,115
comScore, Inc.* (Internet)	1,335	16,834
Comstock Resources, Inc.* (Oil & Gas)	1,869	71,265

See notes to the financial statements.

PROFUNDS Small-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

	Shares	Value
Common Stocks, continued
Comtech Telecommunications Corp.* (Telecommunications)	1,602	$62,158
Conceptus, Inc.* (Healthcare - Products)	2,937	42,175
Concho Resources, Inc.* (Oil & Gas)	2,403	60,604
Concur Technologies, Inc.* (Software)	2,136	52,738
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	4,806	22,444
Corinthian Colleges, Inc.* (Commercial Services)	5,073	94,764
Corporate Office Properties Trust (REIT)	2,670	70,435
CoStar Group, Inc.* (Commercial Services)	1,335	39,543
Cox Radio, Inc. - Class A* (Media)	6,141	31,012
Crocs, Inc.* (Apparel)	5,073	6,088
Cross Country Healthcare, Inc.* (Commercial Services)	3,204	23,998
Crosstex Energy, Inc. (Oil & Gas)	2,403	7,978
CryoLife, Inc.* (Biotechnology)	3,471	28,601
CSG Systems International, Inc.* (Software)	4,005	58,072
CTS Corp. (Electronics)	5,607	28,820
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	3,471	74,314
Curtiss-Wright Corp. (Aerospace/Defense)	2,136	68,993
CV Therapeutics, Inc.* (Pharmaceuticals)	4,806	75,214
CVB Financial Corp. (Banks)	6,141	55,208
Cyberonics, Inc.* (Healthcare - Products)	2,403	36,982
CyberSource Corp.* (Internet)	3,471	41,409
Cypress Bioscience, Inc.* (Pharmaceuticals)	4,272	36,312
Daktronics, Inc. (Electronics)	2,136	18,434
Data Domain, Inc.* (Computers)	2,670	34,763
DCT Industrial Trust, Inc. (REIT)	9,345	34,109
DealerTrack Holdings, Inc.* (Internet)	2,937	33,452
Deckers Outdoor Corp.* (Apparel)	534	27,896
Delta Petroleum Corp.* (Oil & Gas)	3,204	13,905
Deluxe Corp. (Commercial Services)	3,204	36,942
DHT Maritime, Inc.ADR (Transportation)	5,607	34,819
Diamond Foods, Inc. (Food)	2,403	61,709
DiamondRock Hospitality Co. (REIT)	6,675	27,368
Digital River, Inc.* (Internet)	1,869	46,295
Dillards, Inc. - Class A (Retail)	3,471	15,099
Dime Community Bancshares, Inc. (Savings & Loans)	4,005	40,250
Diodes, Inc.* (Semiconductors)	1,869	12,111
Dionex Corp.* (Electronics)	1,068	54,084
Dollar Financial Corp.* (Commercial Services)	2,403	18,864
Dress Barn, Inc.* (Retail)	3,471	29,920
Drill-Quip, Inc.* (Oil & Gas Services)	1,335	32,707
DSP Group, Inc.* (Semiconductors)	4,539	29,549
DTS, Inc.* (Home Furnishings)	1,869	25,418
Dycom Industries, Inc.* (Engineering & Construction)	2,670	18,183
Dynamic Materials Corp. (Metal Fabricate/Hardware)	1,068	12,966
Eagle Bulk Shipping, Inc.ADR (Transportation)	2,670	14,258
EarthLink, Inc.* (Internet)	5,874	44,231
East West Bancorp, Inc. (Banks)	8,010	76,015
Eclipsys Corp.* (Software)	3,738	32,745
Education Realty Trust, Inc. (REIT)	6,675	31,039
eHealth, Inc.* (Insurance)	2,136	29,520
El Paso Electric Co.* (Electric)	4,539	75,075
Electronics for Imaging, Inc.* (Computers)	4,272	37,978
EMCOR Group, Inc.* (Engineering & Construction)	3,471	71,468
EMCORE Corp.* (Semiconductors)	5,340	7,049
Empire District Electric Co. (Electric)	7,209	128,032
Emulex Corp.* (Semiconductors)	5,073	28,967
Encore Wire Corp. (Electrical Components & Equipment)	2,136	35,265
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	1,869	47,043
Energy Partners, Ltd.* (Oil & Gas)	3,471	4,026
EnerSys* (Electrical Components & Equipment)	1,869	17,027
ENGlobal Corp.* (Commercial Services)	2,937	9,105
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,602	29,317
Entegris, Inc.* (Semiconductors)	8,277	11,505
Enzon Pharmaceuticals, Inc.* (Biotechnology)	6,942	45,192
Epicor Software Corp.* (Software)	5,874	20,794
EPIQ Systems, Inc.* (Software)	4,272	75,700
eResearchTechnology, Inc.* (Internet)	3,204	18,551
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	1,335	47,312
ESSA Bancorp, Inc. (Banks)	6,675	89,044
Esterline Technologies Corp.* (Aerospace/Defense)	1,602	57,816
Euronet Worldwide, Inc.* (Commercial Services)	3,471	34,884
ev3, Inc.* (Healthcare - Products)	5,340	28,889
Evercore Partners, Inc. - Class A (Diversified Financial Services)	3,471	38,979
Evergreen Solar, Inc.* (Energy - Alternate Sources)	5,340	11,801
Exar Corp.* (Semiconductors)	6,408	43,382
EXCO Resources, Inc.* (Oil & Gas)	3,471	35,196
Exelixis, Inc.* (Biotechnology)	8,544	42,122
Exide Technologies* (Electrical Components & Equipment)	3,471	12,600
Extra Space Storage, Inc. (REIT)	5,607	45,473
EZCORP, Inc. - Class A* (Retail)	4,005	54,348
Facet Biotech Corp.* (Biotechnology)	1,363	8,287
Fair Isaac Corp. (Software)	2,937	37,300
FairPoint Communications, Inc. (Telecommunications)	6,141	16,765
FalconStor Software, Inc.* (Software)	5,073	16,183
FCStone Group, Inc.* (Diversified Financial Services)	1,335	5,140
Federal Signal Corp. (Miscellaneous Manufacturing)	4,806	32,441
FEI Co.* (Electronics)	2,670	48,594
FelCor Lodging Trust, Inc. (REIT)	6,675	9,679
Ferro Corp. (Chemicals)	3,471	13,745

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Financial Federal Corp. (Diversified Financial Services)	2,403	$52,193
First BanCorp (Banks)	5,607	39,866
First Midwest Bancorp, Inc. (Banks)	4,272	42,720
First Niagara Financial Group, Inc. (Savings & Loans)	8,277	108,098
First Potomac Realty Trust (REIT)	5,340	44,215
FirstMerit Corp. (Banks)	6,141	99,300
Flotek Industries, Inc.* (Miscellaneous Manufacturing)	1,602	4,630
Flow International Corp.* (Machinery - Diversified)	4,272	6,622
Flowers Foods, Inc. (Food)	4,272	91,805
Forestar Group, Inc.* (Real Estate)	2,403	26,793
FormFactor, Inc.* (Semiconductors)	3,204	49,854
Forward Air Corp. (Transportation)	2,136	43,275
Fossil, Inc.* (Household Products/Wares)	2,670	30,812
Fred’s, Inc. (Retail)	4,539	46,570
Fresh Del Monte Produce, Inc.ADR* (Food)	2,403	57,912
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	801	20,938
FuelCell Energy, Inc.* (Energy - Alternate Sources)	6,675	25,766
Fuller (H.B.) Co. (Chemicals)	2,937	41,030
Gartner Group, Inc.* (Commercial Services)	3,204	45,369
Gaylord Entertainment Co.* (Lodging)	2,937	31,132
Genco Shipping & Trading, Ltd.ADR (Transportation)	801	12,456
Genesco, Inc. (Retail)	1,602	24,671
Genesee & Wyoming, Inc. - Class A* (Transportation)	1,869	50,781
GeoEye, Inc.* (Telecommunications)	2,136	36,846
GFI Group, Inc. (Diversified Financial Services)	4,806	15,091
Gibraltar Industries, Inc. (Iron/Steel)	2,403	24,583
Glacier Bancorp, Inc. (Banks)	4,539	69,674
Gladstone Investment Corp. (Diversified Financial Services)	5,340	27,234
Glatfelter (Forest Products & Paper)	5,607	48,837
Glimcher Realty Trust (REIT)	5,073	9,385
Global Crossing, Ltd.ADR* (Telecommunications)	2,403	14,754
GMX Resources, Inc.* (Oil & Gas)	801	18,159
Golar LNG, Ltd.ADR (Transportation)	4,005	24,671
Goodrich Petroleum Corp.* (Oil & Gas)	1,068	30,865
GrafTech International, Ltd.* (Electrical Components & Equipment)	4,806	38,496
Granite Construction, Inc. (Engineering & Construction)	1,602	56,422
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,335	51,077
Griffon Corp.* (Miscellaneous Manufacturing)	5,073	50,476
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	2,937	40,090
Hanmi Financial Corp. (Banks)	12,282	23,459
Harmonic, Inc.* (Telecommunications)	6,141	31,626
Harvest Natural Resources, Inc.* (Oil & Gas)	4,272	17,088
Headwaters, Inc.* (Energy - Alternate Sources)	3,738	16,933
HEALTHSOUTH Corp.* (Healthcare - Services)	4,539	45,118
Healthways, Inc.* (Healthcare - Services)	1,869	25,830
Heartland Express, Inc. (Transportation)	5,607	75,470
Hecla Mining Co.* (Mining)	7,743	20,519
HEICO Corp. (Aerospace/Defense)	1,869	73,882
Heidrick & Struggles International, Inc. (Commercial Services)	1,335	20,292
Helen of Troy, Ltd.ADR* (Household Products/Wares)	3,471	36,341
Hercules Technology Growth Capital, Inc. (Investment Companies)	6,408	41,844
Herman Miller, Inc. (Office Furnishings)	3,471	38,146
Hexcel Corp.* (Aerospace/Defense Equipment)	5,073	42,055
Hibbett Sports, Inc.* (Retail)	2,670	36,339
Highwoods Properties, Inc. (REIT)	3,471	78,306
Hilltop Holdings, Inc.* (Real Estate)	6,675	66,750
HMS Holdings Corp.* (Commercial Services)	1,869	57,846
Horace Mann Educators Corp. (Insurance)	5,607	52,425
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,335	23,683
Hot Topic, Inc.* (Retail)	6,141	52,444
Hub Group, Inc. - Class A* (Transportation)	2,136	48,487
Human Genome Sciences, Inc.* (Biotechnology)	8,277	14,981
Huron Consulting Group, Inc.* (Commercial Services)	1,068	53,379
Hutchinson Technology, Inc.* (Computers)	4,005	12,696
Iconix Brand Group, Inc.* (Apparel)	4,005	33,121
II-VI, Inc.* (Electronics)	1,602	30,166
Immersion Corp.* (Computers)	3,471	18,014
Immucor, Inc.* (Healthcare - Products)	3,738	103,580
Incyte Genomics, Inc.* (Biotechnology)	5,073	14,864
Independent Bank Corp. (Banks)	2,670	49,502
Infinera Corp.* (Telecommunications)	5,607	38,464
Informatica Corp.* (Software)	5,340	68,138
Infospace, Inc.* (Internet)	4,005	32,080
Inland Real Estate Corp. (REIT)	6,408	63,247
Innerworkings, Inc.* (Software)	4,272	14,140
Insight Enterprises, Inc.* (Retail)	3,738	19,363
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	3,204	60,107
Insteel Industries, Inc. (Miscellaneous Manufacturing)	2,403	18,503
Insulet Corp.* (Healthcare - Products)	2,403	19,080
Integra LifeSciences Holdings* (Biotechnology)	1,602	44,439
Interactive Brokers Group, Inc. - Class A* (Diversified Financial Services)	2,136	32,617

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
InterDigital, Inc.* (Telecommunications)	2,937	$94,953
Interface, Inc. - Class A (Office Furnishings)	3,738	15,251
Interline Brands, Inc.* (Building Materials)	3,471	27,768
Intermec, Inc.* (Machinery - Diversified)	2,937	36,478
InterMune, Inc.* (Biotechnology)	2,670	30,545
International Coal Group, Inc.* (Coal)	6,408	15,507
International Shipholding Corp. (Transportation)	2,136	45,924
Interwoven, Inc.* (Internet)	3,738	58,948
Intevac, Inc.* (Machinery - Diversified)	2,670	11,695
Invacare Corp. (Healthcare - Products)	2,937	55,979
inVentiv Health, Inc.* (Advertising)	2,136	20,377
Investors Real Estate Trust (REIT)	8,010	79,699
ION Geophysical Corp.* (Oil & Gas Services)	4,539	6,809
Iowa Telecommunications Services, Inc. (Telecommunications)	4,539	58,326
IPC Holdings, Ltd.ADR (Insurance)	4,005	102,768
iPCS, Inc.* (Telecommunications)	1,602	7,946
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	5,073	71,681
Isle of Capri Casinos, Inc.* (Entertainment)	5,340	15,112
ITC Holdings Corp. (Electric)	2,403	100,878
J. Crew Group, Inc.* (Retail)	2,136	21,360
j2 Global Communications, Inc.* (Internet)	2,403	47,051
Jack Henry & Associates, Inc. (Computers)	4,806	85,547
Jack in the Box, Inc.* (Retail)	3,204	72,378
Jackson Hewitt Tax Service, Inc. (Commercial Services)	2,403	31,816
James River Coal Co.* (Coal)	1,068	14,482
Jo-Ann Stores, Inc.* (Retail)	1,869	23,867
Kaydon Corp. (Metal Fabricate/Hardware)	1,602	43,574
Kayne Anderson Energy Development Fund (Investment Companies)	3,204	38,832
Kendle International, Inc.* (Commercial Services)	1,335	25,499
Kenexa Corp.* (Commercial Services)	2,403	16,316
Kindred Healthcare, Inc.* (Healthcare - Services)	1,602	21,739
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	5,340	96,280
Knight Transportation, Inc. (Transportation)	4,005	53,427
Knoll, Inc. (Office Furnishings)	3,738	25,493
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,068	17,302
Korn/Ferry International* (Commercial Services)	3,204	30,118
L-1 Identity Solutions, Inc.* (Electronics)	4,005	29,036
Laclede Group, Inc. (Gas)	3,204	145,430
Lance, Inc. (Food)	3,204	60,331
Landec Corp.* (Chemicals)	6,408	35,244
Landry’s Restaurants, Inc. (Retail)	3,471	22,423
LaSalle Hotel Properties (REIT)	2,670	22,241
Lawson Software, Inc.* (Software)	7,209	30,422
Layne Christensen Co.* (Engineering & Construction)	1,068	16,853
Leapfrog Enterprises, Inc.* (Toys/Games/Hobbies)	4,539	9,123
Lear Corp.* (Auto Parts & Equipment)	3,204	2,916
Lexington Corporate Properties Trust (REIT)	6,408	28,387
Libbey, Inc. (Housewares)	3,738	4,635
Life Time Fitness, Inc.* (Leisure Time)	1,869	27,680
Lindsay Manufacturing Co. (Machinery - Diversified)	534	13,884
Live Nation, Inc.* (Commercial Services)	4,539	23,739
Louisiana-Pacific Corp. (Forest Products & Paper)	6,408	13,329
Luby’s, Inc.* (Retail)	7,743	35,153
Lufkin Industries, Inc. (Oil & Gas Services)	801	27,995
Luminex Corp.* (Healthcare - Products)	2,403	48,949
Macrovision Solutions Corp.* (Entertainment)	4,806	63,007
Magellan Health Services, Inc.* (Healthcare - Services)	2,670	96,707
Magma Design Automation, Inc.* (Electronics)	5,340	6,141
Maguire Properties, Inc.* (REIT)	3,204	6,664
Maidenform Brands, Inc.* (Apparel)	2,670	23,897
Manhattan Associates, Inc.* (Computers)	2,403	36,862
Martek Biosciences Corp. (Biotechnology)	1,869	49,435
Martha Stewart Living Omnimedia, Inc. - Class A* (Media)	4,005	9,372
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	2,937	80,797
Masimo Corp.* (Healthcare - Products)	2,670	74,146
MasTec, Inc.* (Telecommunications)	3,471	36,897
Matrix Service Co.* (Oil & Gas Services)	1,602	8,475
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	1,602	62,382
Max Capital Group, Ltd.ADR (Insurance)	5,340	90,833
MAXIMUS, Inc. (Commercial Services)	1,869	69,452
McMoRan Exploration Co.* (Oil & Gas)	2,403	16,076
Medarex, Inc.* (Pharmaceuticals)	8,277	49,414
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	3,204	44,632
Mentor Graphics Corp.* (Computers)	5,073	23,640
MercadoLibre, Inc.* (Commercial Services)	1,068	14,322
Meridian Bioscience, Inc. (Healthcare - Products)	2,403	51,088

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Merit Medical Systems, Inc.* (Healthcare - Products)	3,204	$49,310
Meritage Homes Corp.* (Home Builders)	1,869	20,596
Micros Systems, Inc.* (Computers)	4,272	61,517
Microsemi Corp.* (Semiconductors)	4,272	35,885
Micrus Endovascular Corp.* (Healthcare - Products)	3,204	36,141
Minerals Technologies, Inc. (Chemicals)	1,068	40,381
Mitcham Industries, Inc.* (Commercial Services)	2,670	9,665
MKS Instruments, Inc.* (Semiconductors)	3,204	45,016
Mobile Mini, Inc.* (Storage/Warehousing)	2,403	30,374
Modine Manufacturing Co. (Auto Parts & Equipment)	2,937	8,047
ModusLink Global Solutions, Inc.* (Internet)	3,204	7,465
Momenta Pharmaceuticals, Inc.* (Biotechnology)	2,136	23,133
Monarch Casino & Resort, Inc.* (Lodging)	4,005	41,011
Monolithic Power Systems, Inc.* (Semiconductors)	2,136	25,952
Montpelier Re Holdings, Ltd.ADR (Insurance)	6,675	94,384
MPS Group, Inc.* (Commercial Services)	6,141	37,153
MSC.Software Corp.* (Software)	4,806	27,971
Mueller Industries, Inc. (Metal Fabricate/Hardware)	2,136	42,976
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	6,675	45,190
MVC Capital, Inc. (Investment Companies)	3,738	38,128
Myriad Genetics, Inc.* (Biotechnology)	2,403	179,192
Nara Bancorp, Inc. (Banks)	5,874	34,715
NATCO Group, Inc. - Class A* (Oil & Gas Services)	1,335	22,869
National Penn Bancshares, Inc. (Banks)	5,607	54,276
National Retail Properties, Inc. (REIT)	5,073	73,203
Natus Medical, Inc.* (Healthcare - Products)	2,670	20,666
Navigant Consulting Co.* (Commercial Services)	2,937	42,087
NCI Building Systems, Inc.* (Building Materials)	1,335	15,473
Nektar Therapeutics* (Biotechnology)	7,476	30,726
Ness Technologies, Inc.* (Commercial Services)	5,607	22,260
Net 1 UEPS Technologies, Inc.* (Commercial Services)	2,670	35,858
Netflix, Inc.* (Internet)	2,136	77,195
NETGEAR, Inc.* (Telecommunications)	2,937	32,659
Netlogic Microsystems, Inc.* (Semiconductors)	1,335	28,315
New Jersey Resources Corp. (Gas)	4,005	160,560
NewAlliance Bancshares, Inc. (Savings & Loans)	7,476	82,161
Newpark Resources, Inc.* (Oil & Gas Services)	4,806	20,233
Newport Corp.* (Electronics)	4,005	21,427
Nicor, Inc. (Gas)	2,670	91,341
NN, Inc. (Metal Fabricate/Hardware)	4,539	7,716
Nordic American Tanker Shipping, Ltd.ADR (Transportation)	1,869	53,566
Nordson Corp. (Machinery - Diversified)	1,602	48,396
Novatel Wireless, Inc.* (Telecommunications)	3,204	17,750
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	3,471	34,467
Nu Skin Enterprises, Inc. (Retail)	4,806	45,609
NuVasive, Inc.* (Healthcare - Products)	1,869	69,788
NYMAGIC, Inc. (Insurance)	2,136	36,440
Obagi Medical Products, Inc.* (Pharmaceuticals)	3,738	25,007
Oilsands Quest, Inc.* (Oil & Gas)	6,141	5,957
Old National Bancorp (Banks)	5,073	64,579
Olin Corp. (Chemicals)	4,005	56,270
Olympic Steel, Inc. (Iron/Steel)	534	8,475
OM Group, Inc.* (Chemicals)	1,602	31,047
OMEGA Healthcare Investors, Inc. (REIT)	5,073	74,218
Omnicell, Inc.* (Software)	3,738	29,194
Omniture, Inc.* (Commercial Services)	3,204	29,124
OmniVision Technologies, Inc.* (Semiconductors)	3,471	23,221
On Assignment, Inc.* (Commercial Services)	4,539	21,016
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	2,670	81,248
Oplink Communications, Inc.* (Telecommunications)	4,005	28,315
optionsXpress Holdings, Inc. (Diversified Financial Services)	3,204	34,892
Orbital Sciences Corp.* (Aerospace/Defense)	3,204	53,731
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	2,937	104,557
Otter Tail Corp. (Electric)	2,937	59,533
Overstock.com, Inc.* (Internet)	1,068	11,727
Owens & Minor, Inc. (Distribution/Wholesale)	1,869	74,330
Pacer International, Inc. (Transportation)	2,937	25,258
Pacific Capital Bancorp (Banks)	4,539	48,159
Pacific Sunwear of California, Inc.* (Retail)	4,806	6,008
PacWest Bancorp (Banks)	2,937	49,665
PAETEC Holding Corp.* (Telecommunications)	6,942	9,372
Palm, Inc.* (Computers)	6,675	51,197
Palomar Medical Technologies, Inc.* (Healthcare - Products)	3,471	30,718
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,670	32,868
Parallel Petroleum Corp.* (Oil & Gas)	2,670	6,461

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Parametric Technology Corp.* (Software)	6,675	$60,075
PAREXEL International Corp.* (Commercial Services)	3,204	31,688
Parker Drilling Co.* (Oil & Gas)	6,675	14,151
PC-Tel, Inc. (Internet)	5,073	32,772
PDL BioPharma, Inc. (Biotechnology)	6,408	41,139
Peet’s Coffee & Tea, Inc.* (Beverages)	2,937	59,680
Penn Virginia Corp. (Oil & Gas)	1,869	38,501
Penson Worldwide, Inc.* (Diversified Financial Services)	2,403	14,370
Perficient, Inc.* (Internet)	2,937	11,484
Perini Corp.* (Engineering & Construction)	1,335	27,835
Perot Systems Corp. - Class A* (Computers)	4,539	58,962
PetMed Express, Inc.* (Pharmaceuticals)	3,471	50,121
PetroQuest Energy, Inc.* (Oil & Gas)	2,403	15,211
PharMerica Corp.* (Pharmaceuticals)	2,403	39,505
Phase Forward, Inc.* (Software)	2,937	39,649
PHH Corp.* (Commercial Services)	3,471	38,355
Phoenix Technologies, Ltd.* (Software)	4,539	11,711
Pioneer Drilling Co.* (Oil & Gas)	3,471	17,251
Piper Jaffray* (Diversified Financial Services)	1,335	38,328
Plantronics, Inc. (Telecommunications)	2,937	29,811
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	2,937	81,678
Plexus Corp.* (Electronics)	2,670	38,608
PMC-Sierra, Inc.* (Semiconductors)	10,413	50,711
PNM Resources, Inc. (Electric)	5,340	53,614
Polaris Industries, Inc. (Leisure Time)	1,602	34,075
Polycom, Inc.* (Telecommunications)	5,073	71,276
PolyOne Corp.* (Chemicals)	5,607	11,494
Pool Corp. (Distribution/Wholesale)	3,471	55,015
Portland General Electric Co. (Electric)	5,073	98,670
Post Properties, Inc. (REIT)	2,403	31,455
Power Integrations, Inc. (Semiconductors)	2,136	41,588
Powerwave Technologies, Inc.* (Telecommunications)	9,078	4,085
Premiere Global Services, Inc.* (Telecommunications)	4,539	43,983
Prestige Brands Holdings, Inc.* (Healthcare - Products)	3,471	22,041
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	2,403	17,518
Progress Software Corp.* (Software)	3,471	59,215
Prosperity Bancshares, Inc. (Banks)	3,204	86,668
Provident Financial Services, Inc. (Savings & Loans)	4,539	49,611
Provident New York Bancorp (Savings & Loans)	6,141	58,339
PSS World Medical, Inc.* (Healthcare - Products)	4,539	72,079
Psychiatric Solutions, Inc.* (Healthcare - Services)	2,670	69,420
Quest Resource Corp.* (Oil & Gas)	3,471	1,354
Quest Software, Inc.* (Software)	5,073	63,260
Quidel Corp.* (Healthcare - Products)	2,670	32,841
Quiksilver, Inc.* (Apparel)	6,675	14,018
Rackable Systems, Inc.* (Computers)	3,471	13,641
RadiSys Corp.* (Computers)	3,738	17,681
RAIT Financial Trust (REIT)	5,607	9,700
Ralcorp Holdings, Inc.* (Food)	1,869	110,682
RCN Corp.* (Telecommunications)	4,539	16,704
Realty Income Corp. (REIT)	5,607	108,047
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	2,937	4,758
Redwood Trust, Inc. (REIT)	1,869	23,718
Regal-Beloit Corp. (Hand/Machine Tools)	1,602	54,404
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,738	65,340
Regis Corp. (Retail)	2,670	30,038
Rent-A-Center, Inc.* (Commercial Services)	3,471	51,544
Resources Connection, Inc.* (Commercial Services)	2,403	34,771
Rigel Pharmaceuticals, Inc.* (Healthcare - Products)	2,136	14,931
Riverbed Technology, Inc.* (Computers)	3,471	35,231
Robbins & Myers, Inc. (Machinery - Diversified)	1,602	27,699
Rock-Tenn Co. - Class A (Forest Products & Paper)	2,403	74,902
Rockwood Holdings, Inc.* (Chemicals)	2,403	18,047
Rofin-Sinar Technologies, Inc.* (Electronics)	1,869	31,567
Rosetta Resources, Inc.* (Oil & Gas)	2,937	17,828
Royal Gold, Inc. (Mining)	2,937	141,211
RTI Biologics, Inc.* (Healthcare - Products)	5,073	12,429
RTI International Metals, Inc.* (Mining)	1,335	17,769
Ruddick Corp. (Food)	2,136	51,371
S&T Bancorp, Inc. (Banks)	2,937	74,688
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	5,073	40,584
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,670	14,792
SAVVIS, Inc.* (Telecommunications)	2,937	18,738
School Specialty, Inc.* (Retail)	2,403	39,649
Schulman (A.), Inc. (Chemicals)	3,738	56,631
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	3,471	74,279
Seabright Insurance Holdings* (Insurance)	4,272	44,301
Seattle Genetics, Inc.* (Biotechnology)	4,539	45,799
Selective Insurance Group, Inc. (Insurance)	3,471	53,280
Semtech Corp.* (Semiconductors)	5,073	59,608
Senior Housing Properties Trust (REIT)	5,874	95,041
Sensient Technologies Corp. (Chemicals)	2,937	63,145
Sequenom, Inc.* (Biotechnology)	4,005	88,751
Silgan Holdings, Inc. (Packaging & Containers)	1,602	73,436

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Silicon Image, Inc.* (Semiconductors)	6,675	$24,497
Sinclair Broadcast Group, Inc. - Class A (Media)	6,675	12,349
SkyWest, Inc. (Airlines)	4,539	71,035
Skyworks Solutions, Inc.* (Semiconductors)	8,010	34,603
Smart Balance, Inc.* (Food)	4,806	34,940
Solera Holdings, Inc.* (Software)	3,204	77,184
Solutia, Inc.* (Chemicals)	3,738	14,616
Sonic Corp.* (Retail)	5,073	49,411
SONICWALL, Inc.* (Internet)	5,340	18,797
Sonus Networks, Inc.* (Telecommunications)	10,413	13,745
Sotheby’s (Commercial Services)	3,471	30,163
Southwest Gas Corp. (Water)	5,607	25,119
Spartan Stores, Inc. (Food)	2,136	39,687
Starent Networks Corp.* (Software)	2,670	39,249
STEC, Inc.* (Computers)	3,204	14,354
Steinway Musical Instruments, Inc.* (Commercial Services)	1,869	21,606
STERIS Corp. (Healthcare - Products)	3,204	85,226
Sterling Bancorp (Banks)	4,005	44,135
Sterling Bancshares, Inc. (Banks)	9,345	51,958
Steven Madden, Ltd.* (Apparel)	2,403	41,764
Stewart Information Services Corp. (Insurance)	2,937	43,585
Stifel Financial Corp.* (Diversified Financial Services)	1,602	56,134
Stone Energy Corp.* (Oil & Gas)	1,068	9,163
Strategic Hotels & Resorts, Inc. (REIT)	7,476	10,242
Sun Communities, Inc. (REIT)	5,607	67,284
Sun Healthcare Group, Inc.* (Healthcare - Services)	3,471	39,326
Sunrise Assisted Living, Inc.* (Healthcare - Services)	2,403	2,884
Sunstone Hotel Investors, Inc. (REIT)	4,539	19,563
Superior Industries International, Inc. (Auto Parts & Equipment)	3,471	35,647
Superior Well Services, Inc.* (Oil & Gas Services)	1,602	14,722
Susquehanna Bancshares, Inc. (Banks)	5,874	64,614
SVB Financial Group* (Banks)	2,670	55,456
Swift Energy Co.* (Oil & Gas)	1,335	20,452
Switch & Data Facilities Co.* (Internet)	2,136	14,696
Sybase, Inc.* (Software)	4,005	109,377
Sykes Enterprises, Inc.* (Computers)	2,937	49,077
Synaptics, Inc.* (Computers)	1,869	44,052
Syniverse Holdings, Inc.* (Telecommunications)	2,670	36,205
T-3 Energy Services, Inc.* (Oil & Gas Services)	801	10,213
Take-Two Interactive Software, Inc. (Software)	4,005	28,115
Tanger Factory Outlet Centers, Inc. (REIT)	2,403	72,811
Taser International, Inc.* (Electronics)	5,607	28,427
Team, Inc.* (Commercial Services)	1,335	26,366
Technitrol, Inc. (Electronics)	3,204	7,049
Tecumseh Products Co. - Class A* (Machinery - Diversified)	1,068	8,758
Tekelec* (Telecommunications)	5,340	66,323
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,602	44,648
TeleTech Holdings, Inc.* (Commercial Services)	3,204	25,920
Tempur-Pedic International, Inc. (Home Furnishings)	4,005	28,035
Tennant Co. (Machinery - Diversified)	1,602	21,691
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	3,471	6,387
Tessera Technologies, Inc.* (Semiconductors)	2,937	34,539
Tetra Tech, Inc.* (Environmental Control)	3,204	74,429
Texas Capital Bancshares, Inc.* (Banks)	4,539	51,245
Texas Industries, Inc. (Building Materials)	801	18,191
The Cato Corp. - Class A (Retail)	3,204	42,389
The Children’s Place Retail Stores, Inc.* (Retail)	1,335	25,111
The Finish Line, Inc. - Class A (Retail)	3,738	17,756
The Geo Group, Inc.* (Commercial Services)	2,937	43,468
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	2,136	15,208
The Gymboree Corp.* (Apparel)	1,335	32,708
The Hain Celestial Group, Inc.* (Food)	3,471	52,829
The Knot, Inc.* (Internet)	4,539	31,228
The Medicines Co.* (Pharmaceuticals)	3,471	44,429
The Men’s Wearhouse, Inc. (Retail)	2,937	34,216
The Pep Boys - Manny, Moe & Jack (Retail)	5,073	14,661
The Phoenix Cos., Inc. (Insurance)	8,010	14,018
The Ryland Group, Inc. (Home Builders)	2,403	37,487
The Spectranetics Corp.* (Healthcare - Products)	3,738	11,214
The Steak n Shake Co.* (Retail)	6,675	38,181
The Timberland Co. - Class A* (Apparel)	3,204	35,212
The Ultimate Software Group, Inc.* (Software)	1,602	22,060
The Warnaco Group, Inc.* (Apparel)	2,136	48,359
Theravance, Inc.* (Pharmaceuticals)	4,005	52,786
thinkorswim Group, Inc.* (Diversified Financial Services)	4,005	30,118
Thoratec Corp.* (Healthcare - Products)	4,005	116,025
THQ, Inc.* (Software)	3,738	14,765
Tibco Software, Inc.* (Internet)	10,680	57,138
Titan International, Inc. (Auto Parts & Equipment)	1,869	14,503
TiVo, Inc.* (Home Furnishings)	6,942	49,913
TNS, Inc.* (Commercial Services)	2,136	17,665
Toreador Resources Corp.* (Oil & Gas)	3,738	8,896

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Town Sports International Holdings, Inc.* (Commercial Services)	4,005	$7,930
Tractor Supply Co.* (Retail)	2,136	72,005
TradeStation Group, Inc.* (Diversified Financial Services)	4,539	25,010
TransDigm Group, Inc.* (Aerospace/Defense Equipment)	2,136	72,795
Tredegar Corp. (Miscellaneous Manufacturing)	2,937	48,460
TreeHouse Foods, Inc.* (Food)	2,670	70,461
Triple-S Management Corp. - Class BADR* (Healthcare - Services)	3,471	49,948
TriQuint Semiconductor, Inc.* (Semiconductors)	8,277	16,720
True Religion Apparel, Inc.* (Apparel)	1,335	15,232
TrueBlue, Inc.* (Commercial Services)	3,471	29,504
TrustCo Bank Corp. NY (Banks)	8,544	57,245
Trustmark Corp. (Banks)	3,738	75,881
TTM Technologies, Inc.* (Electronics)	4,272	25,760
Tupperware Corp. (Household Products/Wares)	2,937	60,385
tw telecom, Inc.* (Telecommunications)	7,476	57,191
TXCO Resources, Inc.* (Oil & Gas)	4,005	6,448
U-Store-It Trust (REIT)	6,408	24,030
U.S. Physical Therapy, Inc.* (Healthcare - Services)	4,539	55,376
UAL Corp.* (Airlines)	5,874	55,451
Ultratech Stepper, Inc.* (Semiconductors)	2,937	32,894
UMB Financial Corp. (Banks)	1,869	72,405
Under Armour, Inc. - Class A* (Retail)	1,869	34,576
Unisource Energy Corp. (Electric)	2,136	60,321
United America Indemnity, Ltd. - Class AADR* (Insurance)	3,738	39,548
United Natural Foods, Inc.* (Food)	2,937	45,641
United Online, Inc. (Internet)	4,272	26,145
United Therapeutics Corp.* (Pharmaceuticals)	1,068	72,571
Universal American Financial Corp.* (Insurance)	4,005	39,529
Universal Corp. (Agriculture)	1,335	40,824
Universal Health Realty Income Trust (REIT)	2,670	81,702
Universal Technical Institute, Inc.* (Commercial Services)	3,471	60,847
USA Mobility, Inc. (Telecommunications)	5,607	59,266
USEC, Inc.* (Mining)	5,874	29,899
UTStarcom, Inc.* (Telecommunications)	8,277	12,167
VAALCO Energy, Inc.* (Oil & Gas)	5,073	38,098
Vail Resorts, Inc.* (Entertainment)	1,869	43,585
Valassis Communications, Inc.* (Commercial Services)	3,204	4,101
Valeant Pharmaceuticals International* (Pharmaceuticals)	4,005	86,908
ValueClick, Inc.* (Internet)	4,806	30,038
Varian, Inc.* (Electronics)	1,602	44,600
Veeco Instruments, Inc.* (Semiconductors)	3,471	16,765
Venoco, Inc.* (Oil & Gas)	1,602	4,758
VeriFone Holdings, Inc.* (Software)	4,005	18,543
Vignette Corp.* (Internet)	4,005	27,915
ViroPharma, Inc.* (Pharmaceuticals)	4,272	51,264
Virtus Investment Partners, Inc.* (Diversified Financial Services)	588	3,563
VistaPrint, Ltd.ADR* (Commercial Services)	2,670	61,143
Vital Images, Inc.* (Software)	3,471	39,257
VIVUS, Inc.* (Healthcare - Products)	5,607	27,530
Volcano Corp.* (Healthcare - Products)	3,471	45,366
Volcom, Inc.* (Apparel)	1,335	11,067
Volterra Semiconductor Corp.* (Semiconductors)	2,670	18,690
W.R. Grace & Co.* (Chemicals)	3,738	21,568
Wabtec Corp. (Machinery - Diversified)	2,136	63,930
Warren Resources, Inc.* (Oil & Gas)	4,806	8,651
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	1,869	86,908
Watts Water Technologies, Inc. - Class A (Electronics)	2,670	59,488
Websense, Inc.* (Internet)	3,204	35,885
Werner Enterprises, Inc. (Transportation)	4,272	64,080
West Coast Bancorp (Banks)	4,272	12,688
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,602	53,218
Westamerica Bancorp (Banks)	1,602	68,453
Westar Energy, Inc. (Electric)	5,874	117,950
Westfield Financial, Inc. (Banks)	5,607	53,995
Willbros Group, Inc.ADR* (Oil & Gas Services)	1,869	18,204
Wind River Systems, Inc.* (Software)	5,073	40,432
Winn-Dixie Stores, Inc.* (Food)	3,204	44,023
WMS Industries, Inc.* (Leisure Time)	2,403	53,395
Wolverine World Wide, Inc. (Apparel)	2,670	48,434
Woodward Governor Co. (Electronics)	2,937	60,414
World Fuel Services Corp. (Retail)	2,136	72,133
World Wrestling Entertainment, Inc. (Entertainment)	4,539	44,210
Worthington Industries, Inc. (Metal Fabricate/Hardware)	4,005	40,290
Wright Express Corp.* (Commercial Services)	2,403	28,019
Wright Medical Group, Inc.* (Healthcare - Products)	2,937	60,913
XenoPort, Inc.* (Pharmaceuticals)	1,335	34,870
YRC Worldwide, Inc.* (Transportation)	3,738	10,765
Zenith National Insurance Corp. (Insurance)	2,136	59,893
Zoll Medical Corp.* (Healthcare - Products)	1,335	21,373
Zoltek Cos., Inc.* (Chemicals)	1,602	11,342

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Zoran Corp.* (Semiconductors)	4,005	$23,790
TOTAL COMMON STOCKS (Cost $28,145,859)		28,754,372

	Principal Amount
Repurchase Agreements (50.2%)
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $3,811,057 (Collateralized by $3,885,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $3,891,760)	$3,811,000	3,811,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $6,193,103 (Collateralized by $6,318,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $6,318,770)	6,193,000	6,193,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $5,240,083 (Collateralized by $5,349,000 of various U.S. Government Agency Obligations, 0.35%‡-0.42%‡, 3/20/09-4/27/09, market value $5,346,092)	5,240,000	5,240,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $2,141,034 (Collateralized by $2,184,546 of various U.S. Government Agency Obligations, 0.21%‡-0.42%‡, 2/27/09-3/19/09, market value $2,184,191)	2,141,000	2,141,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,385,000)		17,385,000
TOTAL INVESTMENT SECURITIES (Cost $45,530,859)—133.3%		46,139,372
Net other assets (liabilities) — (33.3)%		(11,528,318)
NET ASSETS — 100.0%		$34,611,054

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $1,000,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.

ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Russell 2000 Mini Futures Contract expiring 3/20/09 (Underlying notional amount at value $3,592,350)	81	$(42,611)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 2/27/09	$2,422,862	$(273,932)

Small-Cap ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Advertising	0.1%
Aerospace/Defense	1.0%
Aerospace/Defense Equipment	0.3%
Agriculture	0.1%
Airlines	0.4%
Apparel	1.0%
Auto Parts & Equipment	0.4%
Banks	5.5%
Beverages	0.3%
Biotechnology	2.9%
Building Materials	0.4%
Chemicals	1.3%
Coal	NM
Commercial Services	5.5%
Computers	1.7%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.6%
Diversified Financial Services	1.4%
Electric	2.9%
Electrical Components & Equipment	0.6%
Electronics	2.2%
Energy - Alternate Sources	0.2%
Engineering & Construction	0.9%
Entertainment	0.6%
Environmental Control	0.4%
Food	2.2%
Forest Products & Paper	0.5%
Gas	1.2%
Hand/Machine Tools	0.3%
Healthcare - Products	4.5%
Healthcare - Services	1.7%
Home Builders	0.2%
Home Furnishings	0.3%
Household Products/Wares	0.4%
Housewares	NM
Insurance	3.2%
Internet	2.5%
Investment Companies	0.6%
Iron/Steel	0.1%
Leisure Time	0.5%
Lodging	0.2%
Machinery - Diversified	1.3%
Media	0.1%
Metal Fabricate/Hardware	0.4%
Mining	1.1%
Miscellaneous Manufacturing	1.6%
Office Furnishings	0.2%
Oil & Gas	1.8%
Oil & Gas Services	1.1%
Packaging & Containers	0.2%
Pharmaceuticals	3.7%
REIT	4.3%
Real Estate	0.3%
Retail	4.0%
Savings & Loans	1.1%
Semiconductors	2.6%
Software	3.8%
Storage/Warehousing	0.1%
Telecommunications	3.6%
Toys/Games/Hobbies	0.2%
Transportation	1.6%
Water	0.7%
Other**	16.9%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	January 31, 2009
(unaudited)

	Shares	Value
Common Stocks (71.9%)
3M Co. (Miscellaneous Manufacturing)	5,547	$298,373
Abbott Laboratories (Pharmaceuticals)	12,384	686,569
Abercrombie & Fitch Co. - Class A (Retail)	688	12,281
Adobe Systems, Inc.* (Software)	4,257	82,203
Advanced Micro Devices, Inc.* (Semiconductors)	4,859	10,641
Aetna, Inc. (Healthcare - Services)	3,698	114,638
Affiliated Computer Services, Inc. - Class A* (Computers)	774	35,496
AFLAC, Inc. (Insurance)	3,741	86,829
Agilent Technologies, Inc.* (Electronics)	2,795	50,534
Air Products & Chemicals, Inc. (Chemicals)	1,677	84,353
AK Steel Holding Corp. (Iron/Steel)	903	7,287
Akamai Technologies, Inc.* (Internet)	1,333	17,969
Alcoa, Inc. (Mining)	6,407	49,911
Allegheny Energy, Inc. (Electric)	1,333	44,309
Allegheny Technologies, Inc. (Iron/Steel)	774	17,098
Allergan, Inc. (Pharmaceuticals)	2,451	93,432
Allstate Corp. (Insurance)	4,300	93,181
Altera Corp. (Semiconductors)	2,365	36,374
Altria Group, Inc. (Agriculture)	16,469	272,397
Amazon.com, Inc.* (Internet)	2,580	151,756
Ameren Corp. (Electric)	1,677	55,760
American Capital, Ltd. (Investment Companies)	1,634	4,673
American Electric Power, Inc. (Electric)	3,225	101,104
American Express Co. (Diversified Financial Services)	9,245	154,669
American International Group, Inc. (Insurance)	21,500	27,520
American Tower Corp.* (Telecommunications)	3,182	96,542
Ameriprise Financial, Inc. (Diversified Financial Services)	1,720	34,658
AmerisourceBergen Corp. (Pharmaceuticals)	1,247	45,291
Amgen, Inc.* (Biotechnology)	8,471	464,634
Amphenol Corp. - Class A (Electronics)	1,419	37,107
Anadarko Petroleum Corp. (Oil & Gas)	3,655	134,285
Analog Devices, Inc. (Semiconductors)	2,322	46,394
AON Corp. (Insurance)	2,150	79,657
Apache Corp. (Oil & Gas)	2,666	199,950
Apartment Investment and Management Co. - Class A (REIT)	899	7,992
Apollo Group, Inc. - Class A* (Commercial Services)	860	70,056
Apple Computer, Inc.* (Computers)	7,095	639,472
Applied Materials, Inc. (Semiconductors)	10,707	100,325
Archer-Daniels-Midland Co. (Agriculture)	5,117	140,103
Assurant, Inc. (Insurance)	946	24,974
AT&T, Inc. (Telecommunications)	47,085	1,159,233
Autodesk, Inc.* (Software)	1,806	29,907
Automatic Data Processing, Inc. (Software)	4,042	146,846
AutoNation, Inc.* (Retail)	860	7,981
AutoZone, Inc.* (Retail)	301	40,000
Avalonbay Communities, Inc. (REIT)	602	31,190
Avery Dennison Corp. (Household Products/Wares)	860	20,838
Avon Products, Inc. (Cosmetics/Personal Care)	3,397	69,469
Baker Hughes, Inc. (Oil & Gas Services)	2,451	81,667
Ball Corp. (Packaging & Containers)	774	29,675
Bank of America Corp. (Banks)	51,600	339,528
Bank of New York Mellon Corp. (Banks)	9,159	235,753
Bard (C.R.), Inc. (Healthcare - Products)	774	66,231
Baxter International, Inc. (Healthcare - Products)	4,945	290,024
BB&T Corp. (Banks)	4,429	87,650
Becton, Dickinson & Co. (Healthcare - Products)	1,935	140,616
Bed Bath & Beyond, Inc.* (Retail)	2,064	47,947
Bemis Co., Inc. (Packaging & Containers)	817	18,440
Best Buy Co., Inc. (Retail)	2,709	75,906
Big Lots, Inc.* (Retail)	645	8,675
Biogen Idec, Inc.* (Biotechnology)	2,322	112,965
BJ Services Co. (Oil & Gas Services)	2,322	25,542
Black & Decker Corp. (Hand/Machine Tools)	473	13,674
BMC Software, Inc.* (Software)	1,505	38,122
Boeing Co. (Aerospace/Defense)	5,848	247,429
Boston Properties, Inc. (REIT)	946	40,962
Boston Scientific Corp.* (Healthcare - Products)	11,997	106,413
Bristol-Myers Squibb Co. (Pharmaceuticals)	15,824	338,792
Broadcom Corp. - Class A* (Semiconductors)	3,569	56,569
Brown-Forman Corp. (Beverages)	774	35,147
Burlington Northern Santa Fe Corp. (Transportation)	2,236	148,135
C.H. Robinson Worldwide, Inc. (Transportation)	1,333	61,291
CA, Inc. (Software)	3,139	56,471
Cabot Oil & Gas Corp. (Oil & Gas)	817	22,459
Cameron International Corp.* (Oil & Gas Services)	1,763	40,831
Campbell Soup Co. (Food)	1,634	49,625
Capital One Financial Corp. (Diversified Financial Services)	3,139	49,722
Cardinal Health, Inc. (Pharmaceuticals)	2,881	108,470
Carnival Corp. - Class AADR (Leisure Time)	3,483	63,356
Caterpillar, Inc. (Machinery - Construction & Mining)	4,816	148,574
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	1,763	6,347
CBS Corp. - Class B (Media)	5,418	30,991
Celgene Corp.* (Biotechnology)	3,655	193,532
CenterPoint Energy, Inc. (Electric)	2,752	36,822
Centex Corp. (Home Builders)	989	8,416

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	January 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
CenturyTel, Inc. (Telecommunications)	817	$22,173
Cephalon, Inc.* (Pharmaceuticals)	559	43,144
CF Industries Holdings, Inc. (Chemicals)	473	22,231
Chesapeake Energy Corp. (Oil & Gas)	4,300	67,983
ChevronTexaco Corp. (Oil & Gas)	16,211	1,143,200
Chubb Corp. (Insurance)	2,838	120,842
Ciena Corp.* (Telecommunications)	731	4,561
CIGNA Corp. (Insurance)	2,193	38,070
Cincinnati Financial Corp. (Insurance)	1,290	28,290
Cintas Corp. (Textiles)	1,032	23,478
Cisco Systems, Inc.* (Telecommunications)	46,784	700,356
CIT Group, Inc. (Diversified Financial Services)	2,279	6,358
Citigroup, Inc. (Diversified Financial Services)	43,516	154,482
Citrix Systems, Inc.* (Software)	1,462	30,760
Clorox Co. (Household Products/Wares)	1,118	56,068
CME Group, Inc. (Diversified Financial Services)	516	89,738
CMS Energy Corp. (Electric)	1,806	21,221
Coach, Inc.* (Apparel)	2,623	38,296
Coca-Cola Co. (Beverages)	15,910	679,675
Coca-Cola Enterprises, Inc. (Beverages)	2,537	28,491
Cognizant Technology Solutions Corp.* (Computers)	2,322	43,491
Colgate-Palmolive Co. (Cosmetics/Personal Care)	4,042	262,892
Comcast Corp. - Special Class A (Media)	23,005	337,023
Comerica, Inc. (Banks)	1,204	20,059
Computer Sciences Corp.* (Computers)	1,204	44,355
Compuware Corp.* (Software)	1,978	12,857
ConAgra Foods, Inc. (Food)	3,569	61,030
ConocoPhillips (Oil & Gas)	11,911	566,130
CONSOL Energy, Inc. (Coal)	1,462	39,854
Consolidated Edison, Inc. (Electric)	2,193	89,365
Constellation Brands, Inc.* (Beverages)	1,548	22,477
Constellation Energy Group, Inc. (Electric)	1,419	37,320
Convergys Corp.* (Commercial Services)	989	7,447
Cooper Industries, Ltd. - Class AADR (Miscellaneous Manufacturing)	1,376	37,028
Corning, Inc. (Telecommunications)	12,427	125,637
Costco Wholesale Corp. (Retail)	3,440	154,903
Coventry Health Care, Inc.* (Healthcare - Services)	1,204	18,217
Covidien, Ltd.ADR (Healthcare - Products)	4,042	154,970
CSX Corp. (Transportation)	3,139	90,905
Cummins, Inc. (Machinery - Diversified)	1,591	38,152
CVS Corp. (Retail)	11,481	308,609
D.R. Horton, Inc. (Home Builders)	2,193	13,070
Danaher Corp. (Miscellaneous Manufacturing)	2,064	115,440
Darden Restaurants, Inc. (Retail)	1,118	29,314
DaVita, Inc.* (Healthcare - Services)	817	38,399
Dean Foods Co.* (Food)	1,247	24,117
Deere & Co. (Machinery - Diversified)	3,397	118,012
Dell, Inc.* (Computers)	13,846	131,537
DENTSPLY International, Inc. (Healthcare - Products)	1,204	32,400
Developers Diversified Realty Corp. (REIT)	946	4,541
Devon Energy Corp. (Oil & Gas)	3,526	217,202
DIRECTV Group, Inc.* (Media)	4,343	95,112
Discover Financial Services (Diversified Financial Services)	3,827	27,363
Dominion Resources, Inc. (Electric)	4,644	163,376
Dover Corp. (Miscellaneous Manufacturing)	1,505	42,561
Dr. Pepper Snapple Group, Inc.* (Beverages)	2,021	33,245
DTE Energy Co. (Electric)	1,290	44,505
Duke Energy Corp. (Electric)	10,105	153,091
Dun & Bradstreet Corp. (Software)	430	32,680
Dynegy, Inc. - Class A* (Electric)	4,042	8,529
E* TRADE Financial Corp.* (Diversified Financial Services)	4,515	5,147
E.I. du Pont de Nemours & Co. (Chemicals)	7,224	165,863
Eastman Chemical Co. (Chemicals)	559	14,506
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,150	9,740
Eaton Corp. (Miscellaneous Manufacturing)	1,333	58,679
eBay, Inc.* (Internet)	8,557	102,855
Ecolab, Inc. (Chemicals)	1,333	45,269
Edison International (Electric)	2,623	85,431
El Paso Corp. (Pipelines)	5,590	45,726
Electronic Arts, Inc.* (Software)	2,580	39,835
Eli Lilly & Co. (Pharmaceuticals)	7,998	294,486
Embarq Corp. (Telecommunications)	1,118	39,935
EMC Corp.* (Computers)	16,297	179,919
Emerson Electric Co. (Electrical Components & Equipment)	6,149	201,072
Ensco International, Inc. (Oil & Gas)	1,118	30,588
Entergy Corp. (Electric)	1,505	114,922
EOG Resources, Inc. (Oil & Gas)	1,978	134,049
Equifax, Inc. (Commercial Services)	989	24,448
Equitable Resources, Inc. (Pipelines)	1,032	35,325
Equity Residential Properties Trust (REIT)	2,193	52,478
Exelon Corp. (Electric)	5,246	284,438
Expedia, Inc.* (Internet)	1,677	14,976
Expeditors International of Washington, Inc. (Transportation)	1,677	46,637
Express Scripts, Inc.* (Pharmaceuticals)	1,978	106,337
Exxon Mobil Corp. (Oil & Gas)	40,635	3,107,765
Family Dollar Stores, Inc. (Retail)	1,118	31,047
Fastenal Co. (Distribution/Wholesale)	1,032	35,274
Federated Investors, Inc. - Class B (Diversified Financial Services)	688	13,430
FedEx Corp. (Transportation)	2,494	127,044

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	January 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Fidelity National Information Services, Inc. (Software)	1,505	$23,945
Fifth Third Bancorp (Banks)	4,601	10,996
First Horizon National Corp. (Banks)	1,662	15,822
FirstEnergy Corp. (Electric)	2,451	122,525
Fiserv, Inc.* (Software)	1,290	40,957
FLIR Systems, Inc.* (Electronics)	1,075	26,843
Flowserve Corp. (Machinery - Diversified)	473	25,216
Fluor Corp. (Engineering & Construction)	1,462	56,872
Ford Motor Co.* (Auto Manufacturers)	19,092	35,702
Forest Laboratories, Inc.* (Pharmaceuticals)	2,408	60,296
Fortune Brands, Inc. (Household Products/Wares)	1,204	38,528
FPL Group, Inc. (Electric)	3,268	168,465
Franklin Resources, Inc. (Diversified Financial Services)	1,204	58,298
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	3,010	75,671
Frontier Communications Corp. (Telecommunications)	2,494	20,226
GameStop Corp. - Class A* (Retail)	1,290	31,966
Gannett Co., Inc. (Media)	1,806	10,421
General Dynamics Corp. (Aerospace/Defense)	3,096	175,636
General Electric Co. (Miscellaneous Manufacturing)	83,893	1,017,622
General Mills, Inc. (Food)	2,666	157,694
General Motors Corp. (Auto Manufacturers)	4,859	14,626
Genuine Parts Co. (Distribution/Wholesale)	1,290	41,306
Genworth Financial, Inc. - Class A (Diversified Financial Services)	3,440	7,981
Genzyme Corp.* (Biotechnology)	2,150	148,178
Gilead Sciences, Inc.* (Pharmaceuticals)	7,353	373,312
Goodrich Corp. (Aerospace/Defense)	989	38,235
Google, Inc. - Class A* (Internet)	1,892	640,499
H & R Block, Inc. (Commercial Services)	2,709	56,158
Halliburton Co. (Oil & Gas Services)	7,138	123,130
Harley-Davidson, Inc. (Leisure Time)	1,849	22,521
Harman International Industries, Inc. (Home Furnishings)	473	7,611
Harris Corp. (Telecommunications)	1,075	46,537
Hartford Financial Services Group, Inc. (Insurance)	2,408	31,689
Hasbro, Inc. (Toys/Games/Hobbies)	989	23,865
HCP, Inc. (REIT)	2,021	47,170
Health Care REIT, Inc. (REIT)	817	30,891
Heinz (H.J.) Co. (Food)	2,494	91,031
Hess Corp. (Oil & Gas)	2,279	126,735
Hewlett-Packard Co. (Computers)	19,565	679,884
Home Depot, Inc. (Retail)	13,545	291,624
Honeywell International, Inc. (Miscellaneous Manufacturing)	5,805	190,462
Hospira, Inc.* (Pharmaceuticals)	1,290	32,121
Host Marriott Corp. (REIT)	4,171	22,440
Hudson City Bancorp, Inc. (Savings & Loans)	4,171	48,384
Humana, Inc.* (Healthcare - Services)	1,333	50,561
Huntington Bancshares, Inc. (Banks)	2,924	8,421
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,139	102,520
IMS Health, Inc. (Software)	1,462	21,228
Ingersoll-Rand Co. - Class AADR (Miscellaneous Manufacturing)	2,537	41,125
Integrys Energy Group, Inc. (Electric)	602	25,133
Intel Corp. (Semiconductors)	44,419	573,005
IntercontinentalExchange, Inc.* (Diversified Financial Services)	559	31,824
International Business Machines Corp. (Computers)	10,750	985,237
International Flavors & Fragrances, Inc. (Chemicals)	645	18,460
International Game Technology (Entertainment)	2,365	25,069
International Paper Co. (Forest Products & Paper)	3,397	30,981
Interpublic Group of Cos., Inc.* (Advertising)	3,827	12,744
Intuit, Inc.* (Software)	2,537	57,463
Intuitive Surgical, Inc.* (Healthcare - Products)	301	31,072
Invesco, Ltd.ADR (Diversified Financial Services)	3,096	36,502
Iron Mountain, Inc.* (Commercial Services)	1,419	29,033
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,462	66,199
J.C. Penney Co., Inc. (Retail)	1,763	29,530
J.P. Morgan Chase & Co. (Diversified Financial Services)	29,799	760,172
Jabil Circuit, Inc. (Electronics)	1,677	9,760
Jacobs Engineering Group, Inc.* (Engineering & Construction)	989	38,245
Janus Capital Group, Inc. (Diversified Financial Services)	1,247	6,547
JDS Uniphase Corp.* (Telecommunications)	1,763	6,400
JM Smucker Co. (Food)	946	42,712
Johnson & Johnson (Healthcare - Products)	22,145	1,277,545
Johnson Controls, Inc. (Auto Parts & Equipment)	4,730	59,172
Jones Apparel Group, Inc. (Apparel)	645	2,232
Juniper Networks, Inc.* (Telecommunications)	4,214	59,670
KB Home (Home Builders)	602	6,423
Kellogg Co. (Food)	2,021	88,297
KeyCorp (Banks)	3,956	28,800
Kimberly-Clark Corp. (Household Products/Wares)	3,311	170,417
Kimco Realty Corp. (REIT)	1,849	26,589
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,978	17,288
KLA -Tencor Corp. (Semiconductors)	1,333	26,713
Kohls Corp.* (Retail)	2,451	89,976
Kraft Foods, Inc. (Food)	11,739	329,279
Kroger Co. (Food)	5,203	117,067
L-3 Communications Holdings, Inc. (Aerospace/Defense)	946	74,753

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	January 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Laboratory Corp. of America Holdings* (Healthcare - Services)	860	$50,912
Legg Mason, Inc. (Diversified Financial Services)	1,118	17,955
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,247	15,575
Lender Processing Services, Inc. (Diversified Financial Services)	544	14,100
Lennar Corp. - Class A (Home Builders)	1,118	8,597
Leucadia National Corp.* (Holding Companies - Diversified)	1,419	22,590
Lexmark International, Inc. - Class A* (Computers)	645	15,274
Life Technologies Corp.* (Biotechnology)	1,376	35,033
Limited, Inc. (Retail)	2,150	17,028
Lincoln National Corp. (Insurance)	2,064	31,228
Linear Technology Corp. (Semiconductors)	1,763	41,289
Lockheed Martin Corp. (Aerospace/Defense)	2,666	218,719
Loews Corp. (Insurance)	2,881	70,296
Lorillard, Inc. (Agriculture)	1,333	79,260
Lowe’s Cos., Inc. (Retail)	11,696	213,686
LSI Logic Corp.* (Semiconductors)	5,160	16,409
M&T Bank Corp. (Banks)	602	23,424
Macy’s, Inc. (Retail)	3,354	30,018
Manitowoc Co. (Machinery - Diversified)	1,032	5,676
Marathon Oil Corp. (Oil & Gas)	5,633	153,387
Marriott International, Inc. - Class A (Lodging)	2,322	37,872
Marsh & McLennan Cos., Inc. (Insurance)	4,128	79,794
Marshall & Ilsley Corp. (Banks)	2,064	11,785
Masco Corp. (Building Materials)	2,881	22,529
Massey Energy Co. (Coal)	688	10,444
MasterCard, Inc. - Class A (Software)	559	75,901
Mattel, Inc. (Toys/Games/Hobbies)	2,881	40,881
MBIA, Inc.* (Insurance)	1,505	5,809
McAfee, Inc.* (Internet)	1,161	35,399
McCormick & Co., Inc. (Food)	1,032	33,065
McDonald’s Corp. (Retail)	8,901	516,436
McGraw-Hill Cos., Inc. (Media)	2,494	54,843
McKesson Corp. (Commercial Services)	2,193	96,931
MeadWestvaco Corp. (Forest Products & Paper)	1,376	16,017
Medco Health Solutions, Inc.* (Pharmaceuticals)	3,999	179,675
Medtronic, Inc. (Healthcare - Products)	8,944	299,535
MEMC Electronic Materials, Inc.* (Semiconductors)	1,806	24,562
Merck & Co., Inc. (Pharmaceuticals)	16,899	482,466
Meredith Corp. (Media)	301	4,807
MetLife, Inc. (Insurance)	6,321	181,602
Microchip Technology, Inc. (Semiconductors)	1,462	27,734
Micron Technology, Inc.* (Semiconductors)	6,106	22,714
Microsoft Corp. (Software)	61,103	1,044,861
Millipore Corp.* (Biotechnology)	430	23,719
Molex, Inc. (Electrical Components & Equipment)	1,118	14,948
Molson Coors Brewing Co. - Class B (Beverages)	1,204	48,485
Monsanto Co. (Agriculture)	4,386	333,599
Monster Worldwide, Inc.* (Internet)	989	9,109
Moody’s Corp. (Commercial Services)	1,548	33,158
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	8,471	171,368
Motorola, Inc. (Telecommunications)	18,103	80,196
Murphy Oil Corp. (Oil & Gas)	1,505	66,491
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,451	27,770
Nabors Industries, Ltd.ADR* (Oil & Gas)	2,279	24,955
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	1,075	23,457
National Semiconductor Corp. (Semiconductors)	1,548	15,697
National-Oilwell Varco, Inc.* (Oil & Gas Services)	3,354	88,680
NetApp, Inc.* (Computers)	2,623	38,899
Newell Rubbermaid, Inc. (Housewares)	2,193	17,719
Newmont Mining Corp. (Mining)	3,612	143,685
News Corp. - Class A (Media)	18,361	117,327
Nicor, Inc. (Gas)	344	11,768
NIKE, Inc. - Class B (Apparel)	3,139	142,040
NiSource, Inc. (Electric)	2,193	21,228
Noble Corp.ADR (Oil & Gas)	2,107	57,205
Noble Energy, Inc. (Oil & Gas)	1,376	67,328
Nordstrom, Inc. (Retail)	1,290	16,370
Norfolk Southern Corp. (Transportation)	2,967	113,814
Northern Trust Corp. (Banks)	1,763	101,408
Northrop Grumman Corp. (Aerospace/Defense)	2,623	126,219
Novell, Inc.* (Software)	2,752	10,182
Novellus Systems, Inc.* (Semiconductors)	774	10,673
Nucor Corp. (Iron/Steel)	2,494	101,730
NVIDIA Corp.* (Semiconductors)	4,300	34,185
NYSE Euronext (Diversified Financial Services)	2,107	46,354
Occidental Petroleum Corp. (Oil & Gas)	6,450	351,847
Office Depot, Inc.* (Retail)	2,193	4,737
Omnicom Group, Inc. (Advertising)	2,494	64,570
Oracle Corp.* (Software)	31,304	526,846
Owens-Illinois, Inc.* (Packaging & Containers)	1,290	24,510
PACCAR, Inc. (Auto Manufacturers)	2,881	76,030
Pactiv Corp.* (Packaging & Containers)	1,032	22,312
Pall Corp. (Miscellaneous Manufacturing)	946	24,662
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,290	49,291
Patriot Coal Corp.* (Coal)	518	2,657
Patterson Cos., Inc.* (Healthcare - Products)	731	13,443
Paychex, Inc. (Commercial Services)	2,580	62,668
Peabody Energy Corp. (Coal)	2,150	53,750

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	January 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
People’s United Financial, Inc. (Banks)	2,795	$45,726
Pepco Holdings, Inc. (Electric)	1,720	30,633
PepsiCo, Inc. (Beverages)	12,427	624,208
PerkinElmer, Inc. (Electronics)	946	11,939
Pfizer, Inc. (Pharmaceuticals)	53,879	785,556
PG&E Corp. (Electric)	2,881	111,408
Philip Morris International, Inc. (Commercial Services)	16,168	600,641
Pinnacle West Capital Corp. (Electric)	817	27,345
Pioneer Natural Resources Co. (Oil & Gas)	946	13,849
Pitney Bowes, Inc. (Office/Business Equipment)	1,634	36,373
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,333	41,016
PNC Financial Services Group (Banks)	3,268	106,275
Polo Ralph Lauren Corp. (Apparel)	430	17,643
PPG Industries, Inc. (Chemicals)	1,333	50,094
PPL Corp. (Electric)	3,010	92,287
Praxair, Inc. (Chemicals)	2,451	152,599
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,118	72,614
Principal Financial Group, Inc. (Insurance)	2,064	34,242
Procter & Gamble Co. (Cosmetics/Personal Care)	23,865	1,300,642
Progress Energy, Inc. (Electric)	2,107	81,583
Progress Energy, Inc.CVO* (Electric)	987	0
Progressive Corp.* (Insurance)	5,418	65,829
ProLogis (REIT)	2,107	21,091
Prudential Financial, Inc. (Insurance)	3,397	87,473
Public Service Enterprise Group, Inc. (Electric)	4,042	127,606
Public Storage, Inc. (REIT)	989	61,189
Pulte Homes, Inc. (Home Builders)	1,720	17,458
QLogic Corp.* (Semiconductors)	1,032	11,682
Qualcomm, Inc. (Telecommunications)	13,244	457,580
Quest Diagnostics, Inc. (Healthcare - Services)	1,247	61,539
Questar Corp. (Pipelines)	1,376	46,756
Qwest Communications International, Inc. (Telecommunications)	11,696	37,661
R.R. Donnelley & Sons Co. (Commercial Services)	1,634	15,948
RadioShack Corp. (Retail)	989	11,334
Range Resources Corp. (Oil & Gas)	1,247	44,692
Raytheon Co. (Aerospace/Defense)	3,311	167,603
Regions Financial Corp. (Banks)	5,547	19,193
Republic Services, Inc. (Environmental Control)	2,580	66,719
Reynolds American, Inc. (Agriculture)	1,333	50,894
Robert Half International, Inc. (Commercial Services)	1,247	21,137
Rockwell Collins, Inc. (Aerospace/Defense)	1,247	46,987
Rockwell International Corp. (Machinery - Diversified)	1,118	29,113
Rohm & Haas Co. (Chemicals)	989	54,583
Rowan Cos., Inc. (Oil & Gas)	903	11,432
Ryder System, Inc. (Transportation)	430	14,525
Safeway, Inc. (Food)	3,440	73,719
Salesforce.com, Inc.* (Software)	817	21,740
SanDisk Corp.* (Computers)	1,806	20,643
Sara Lee Corp. (Food)	5,633	56,499
SCANA Corp. (Electric)	903	30,964
Schering-Plough Corp. (Pharmaceuticals)	12,986	228,034
Schlumberger, Ltd.ADR (Oil & Gas Services)	9,546	389,572
Scripps Networks Interactive - Class A (Entertainment)	731	15,695
Seagate Technology, Inc. Escrowed Shares*(a) (Computers)	2,565	0
Sealed Air Corp. (Packaging & Containers)	1,247	16,897
Sears Holdings Corp.* (Retail)	430	17,596
Sempra Energy (Gas)	1,935	84,830
Sherwin-Williams Co. (Chemicals)	774	36,958
Sigma-Aldrich Corp. (Chemicals)	989	35,683
Simon Property Group, Inc. (REIT)	1,806	77,622
SLM Corp.* (Diversified Financial Services)	3,741	42,834
Smith International, Inc. (Oil & Gas Services)	1,763	40,020
Snap-on, Inc. (Hand/Machine Tools)	473	14,275
Southern Co. (Electric)	6,192	207,122
Southwest Airlines Co. (Airlines)	5,891	41,414
Southwestern Energy Co.* (Oil & Gas)	2,752	87,101
Spectra Energy Corp. (Pipelines)	4,902	71,128
Sprint Nextel Corp.* (Telecommunications)	22,833	55,484
St. Jude Medical, Inc.* (Healthcare - Products)	2,752	100,090
Staples, Inc. (Retail)	5,719	91,161
Starbucks Corp.* (Retail)	5,891	55,611
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,462	22,105
State Street Corp. (Banks)	3,440	80,049
Stericycle, Inc.* (Environmental Control)	688	33,657
Stryker Corp. (Healthcare - Products)	1,935	81,734
Sun Microsystems, Inc.* (Computers)	5,891	24,507
Sunoco, Inc. (Oil & Gas)	946	43,819
SunTrust Banks, Inc. (Banks)	2,838	34,794
SuperValu, Inc. (Food)	1,677	29,415
Symantec Corp.* (Internet)	6,665	102,174
Sysco Corp. (Food)	4,773	106,390
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,064	56,925
Target Corp. (Retail)	6,020	187,824
TECO Energy, Inc. (Electric)	1,720	20,657
Tellabs, Inc.* (Telecommunications)	3,182	13,142
Tenet Healthcare Corp.* (Healthcare - Services)	3,311	3,543
Teradata Corp.* (Computers)	1,419	18,631
Teradyne, Inc.* (Semiconductors)	1,333	6,412
Tesoro Petroleum Corp. (Oil & Gas)	1,118	19,263
Texas Instruments, Inc. (Semiconductors)	10,363	154,927
Textron, Inc. (Miscellaneous Manufacturing)	1,935	17,473
The AES Corp.* (Electric)	5,375	42,516
See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	January 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
The Charles Schwab Corp. (Diversified Financial Services)	7,482	$101,680
The Dow Chemical Co. (Chemicals)	7,396	85,720
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	946	24,832
The Gap, Inc. (Retail)	3,741	42,198
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,526	284,654
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,935	11,939
The Hershey Co. (Food)	1,333	49,694
The New York Times Co. - Class A (Media)	946	4,702
The Pepsi Bottling Group, Inc. (Beverages)	1,075	20,737
The Stanley Works (Hand/Machine Tools)	645	20,163
The Travelers Companies, Inc. (Insurance)	4,687	181,106
The Williams Cos., Inc. (Pipelines)	4,644	65,713
Thermo Electron Corp.* (Electronics)	3,354	120,509
Tiffany & Co. (Retail)	989	20,522
Time Warner, Inc. (Media)	28,638	267,193
Titanium Metals Corp. (Mining)	688	4,850
TJX Cos., Inc. (Retail)	3,311	64,300
Torchmark Corp. (Insurance)	688	20,640
Total System Services, Inc. (Software)	1,591	20,142
Tyco Electronics, Ltd.ADR (Electronics)	3,655	51,755
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	3,784	79,540
Tyson Foods, Inc. - Class A (Food)	2,408	21,311
U.S. Bancorp (Banks)	14,018	208,027
Union Pacific Corp. (Transportation)	4,042	176,999
United Parcel Service, Inc. - Class B (Transportation)	7,955	338,008
United States Steel Corp. (Iron/Steel)	946	28,408
United Technologies Corp. (Aerospace/Defense)	7,611	365,252
UnitedHealth Group, Inc. (Healthcare - Services)	9,632	272,875
UnumProvident Corp. (Insurance)	2,666	37,751
V.F. Corp. (Apparel)	688	38,542
Valero Energy Corp. (Oil & Gas)	4,128	99,567
Varian Medical Systems, Inc.* (Healthcare - Products)	989	36,722
VeriSign, Inc.* (Internet)	1,548	29,892
Verizon Communications, Inc. (Telecommunications)	22,704	678,168
Viacom, Inc. - Class B* (Media)	4,902	72,304
Vornado Realty Trust (REIT)	1,118	56,806
Vulcan Materials Co. (Building Materials)	860	42,536
W.W. Grainger, Inc. (Distribution/Wholesale)	516	37,642
Wal-Mart Stores, Inc. (Retail)	17,845	840,856
Walgreen Co. (Retail)	7,912	216,868
Walt Disney Co. (Media)	14,792	305,899
Washington Post Co. - Class B (Media)	43	16,794
Waste Management, Inc. (Environmental Control)	3,913	122,046
Waters Corp.* (Electronics)	774	27,996
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	817	22,288
Weatherford International, Ltd.ADR* (Oil & Gas Services)	5,461	60,235
WellPoint, Inc.* (Healthcare - Services)	4,085	169,323
Wells Fargo & Co. (Banks)	33,755	637,969
Western Union Co. (Commercial Services)	5,719	78,122
Weyerhaeuser Co. (Forest Products & Paper)	1,677	45,849
Whirlpool Corp. (Home Furnishings)	602	20,125
Whole Foods Market, Inc. (Food)	1,118	11,460
Windstream Corp. (Telecommunications)	3,526	30,606
Wisconsin Energy Corp. (Electric)	946	42,173
Wyeth (Pharmaceuticals)	10,621	456,384
Wyndham Worldwide Corp. (Lodging)	1,419	8,698
Wynn Resorts, Ltd.* (Lodging)	473	14,228
Xcel Energy, Inc. (Electric)	3,569	65,884
Xerox Corp. (Office/Business Equipment)	6,923	45,969
Xilinx, Inc. (Semiconductors)	2,193	36,952
XL Capital, Ltd. - Class AADR (Insurance)	2,623	7,607
XTO Energy, Inc. (Oil & Gas)	4,601	170,651
Yahoo!, Inc.* (Internet)	11,094	130,133
YUM! Brands, Inc. (Retail)	3,698	105,837
Zimmer Holdings, Inc.* (Healthcare - Products)	1,806	65,738
Zions Bancorp (Banks)	903	13,473
TOTAL COMMON STOCKS (Cost $49,035,076)		57,423,253

	Principal Amount
Repurchase Agreements (25.0%)
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $4,385,066 (Collateralized by $4,470,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $4,477,778)	$4,385,000	4,385,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $7,125,119 (Collateralized by $7,267,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $7,267,886)	7,125,000	7,125,000
HSBC, 0.19%, 2/2/09+ , dated 1/30/09, with a repurchase price of $6,028,095 (Collateralized by $6,186,000 Federal National Mortgage Association, 0.72%‡, 12/1/09, market value $6,149,150)	6,028,000	6,028,000

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	January 31, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $2,462,039 (Collateralized by $2,513,239 of various Federal National Mortgage Association Securities, 0.28%‡-0.42%‡, 3/16/09-3/20/09, market value $2,512,091)	$2,462,000	$2,462,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,000,000)		20,000,000
TOTAL INVESTMENT SECURITIES (Cost $69,035,076)—96.9%		77,423,253
Net other assets (liabilities) — 3.1%		2,515,803
NET ASSETS — 100.0%		$79,939,056

*	Non-income producing security

(a)	Security delisted or issuer in bankruptcy

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $12,000,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 3/20/09 (Underlying notional amount at value $17,889,375)	435	$(354,425)
S&P 500 Futures Contract expiring 3/20/09 (Underlying notional amount at value $23,441,250)	114	(1,479,606)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index terminating on 2/27/09	$60,945,289	$(3,668,619)

UltraBull ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Advertising	0.1%
Aerospace/Defense	2.0%
Agriculture	1.1%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.1%
Banks	2.3%
Beverages	1.8%
Biotechnology	1.1%
Building Materials	0.1%
Chemicals	1.0%
Coal	0.2%
Commercial Services	1.3%
Computers	3.6%
Cosmetics/Personal Care	2.0%
Distribution/Wholesale	0.2%
Diversified Financial Services	2.7%
Electric	3.2%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	0.2%
Entertainment	NM
Environmental Control	0.3%
Food	1.7%
Forest Products & Paper	0.2%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare - Products	3.4%
Healthcare - Services	1.0%
Holding Companies - Diversified	NM
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	NM
Insurance	1.5%
Internet	1.4%
Investment Companies	NM
Iron/Steel	0.1%
Leisure Time	0.1%
Lodging	0.1%
Machinery - Construction & Mining	0.2%
Machinery - Diversified	0.3%
Media	1.6%
Metal Fabricate/Hardware	0.1%
Mining	0.4%
Miscellaneous Manufacturing	2.8%
Office/Business Equipment	0.1%
Oil & Gas	8.8%
Oil & Gas Services	1.2%
Packaging & Containers	NM
Pharmaceuticals	5.5%
Pipelines	0.4%
REIT	0.6%
Real Estate	NM
Retail	4.5%
Savings & Loans	0.1%
Semiconductors	1.4%
Software	2.9%
Telecommunications	4.8%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.4%
Other**	28.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

	Shares	Value
Common Stocks (80.5%)
A.M. Castle & Co. (Metal Fabricate/Hardware)	1,290	$10,913
AAR Corp.* (Aerospace/Defense)	2,150	39,001
Aaron Rents, Inc. (Commercial Services)	1,935	42,299
Abaxis, Inc.* (Healthcare - Products)	1,290	20,408
ABIOMED, Inc.* (Healthcare - Products)	2,365	31,904
AbitibiBowater, Inc.* (Forest Products & Paper)	2,580	1,961
ABM Industries, Inc. (Commercial Services)	2,365	35,120
Acadia Realty Trust (REIT)	3,225	37,636
ACI Worldwide, Inc.* (Software)	1,720	29,223
Acorda Therapeutics, Inc.* (Biotechnology)	1,720	42,192
Actel Corp.* (Semiconductors)	2,795	25,211
Actuant Corp. - Class A (Miscellaneous Manufacturing)	2,580	42,518
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,505	40,439
Acxiom Corp. (Software)	4,085	38,848
Administaff, Inc. (Commercial Services)	1,290	27,206
ADTRAN, Inc. (Telecommunications)	3,010	45,601
Aeropostale, Inc.* (Retail)	2,580	54,464
Affymetrix, Inc.* (Biotechnology)	3,655	11,623
Agilysys, Inc. (Computers)	3,225	11,513
Agree Realty Corp. (REIT)	1,935	26,606
Alaska Communications Systems Group, Inc. (Telecommunications)	4,300	35,905
Albany International Corp. - Class A (Machinery - Diversified)	1,935	19,369
Alexion Pharmaceuticals, Inc.* (Biotechnology)	3,010	110,979
Align Technology, Inc.* (Healthcare - Products)	3,440	27,107
Alkermes, Inc.* (Pharmaceuticals)	4,515	51,787
Alliance One International, Inc.* (Agriculture)	4,945	11,868
Allis-Chalmers Energy, Inc.* (Oil & Gas Services)	1,720	6,192
Allscripts Healthcare Solutions, Inc. (Software)	3,225	27,155
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	1,720	36,275
Altra Holdings, Inc.* (Machinery - Diversified)	3,010	21,160
AMAG Pharmaceuticals, Inc.* (Biotechnology)	1,075	37,894
AMCOL International Corp. (Mining)	1,290	18,692
Amedisys, Inc.* (Healthcare - Services)	1,075	44,322
American Equity Investment Life Holding Co. (Insurance)	4,730	31,644
American Greetings Corp. - Class A (Household Products/Wares)	3,010	13,063
American Medical Systems Holdings, Inc.* (Healthcare - Products)	3,870	41,409
American Oriental Bioengineering, Inc.* (Biotechnology)	3,225	16,125
American Reprographics Co.* (Software)	2,365	14,379
American States Water Co. (Water)	2,150	74,325
American Superconductor Corp.* (Electrical Components & Equipment)	1,720	27,830
Amerigon, Inc.* (Auto Parts & Equipment)	3,440	11,799
AMERIGROUP Corp.* (Healthcare - Services)	2,150	60,135
Amerisafe, Inc.* (Insurance)	3,225	60,404
Amkor Technology, Inc.* (Semiconductors)	4,730	10,974
AMN Healthcare Services, Inc.* (Commercial Services)	2,795	19,006
ANADIGICS, Inc.* (Semiconductors)	3,655	7,420
AngioDynamics, Inc.* (Healthcare - Products)	1,935	26,316
Anixter International, Inc.* (Telecommunications)	1,075	29,003
Apogee Enterprises, Inc. (Building Materials)	1,720	17,630
Apollo Investment Corp. (Investment Companies)	6,880	45,064
Applied Industrial Technologies, Inc. (Machinery - Diversified)	1,935	30,554
Applied Micro Circuits Corp.* (Semiconductors)	5,375	21,500
Arbitron, Inc. (Commercial Services)	1,290	19,376
Arch Chemicals, Inc. (Chemicals)	1,290	28,909
Arena Resources, Inc.* (Oil & Gas)	1,290	31,424
Ares Capital Corp. (Investment Companies)	7,525	35,443
Argo Group International Holdings, Ltd.ADR* (Insurance)	1,935	60,198
Ariba, Inc.* (Internet)	4,085	31,209
Arkansas Best Corp. (Transportation)	1,290	30,173
Arris Group, Inc.* (Telecommunications)	5,590	39,801
ArvinMeritor, Inc. (Auto Parts & Equipment)	3,010	5,268
Asbury Automotive Group, Inc. (Retail)	3,440	12,315
Aspen Insurance Holdings, Ltd.ADR (Insurance)	3,870	85,527
Associated Estates Realty Corp. (REIT)	3,440	25,525
Assured Guaranty, Ltd.ADR (Insurance)	2,795	21,326
ATC Technology Corp.* (Auto Parts & Equipment)	1,720	22,446
Atheros Communications* (Telecommunications)	2,365	28,404
Atlas America, Inc. (Oil & Gas)	1,720	21,844
ATP Oil & Gas Corp.* (Oil & Gas)	1,075	4,805
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	1,935	59,134
Avista Corp. (Electric)	4,945	94,153
Avocent Corp.* (Internet)	2,365	33,938
Baldor Electric Co. (Hand/Machine Tools)	1,935	27,109
Bally Technologies, Inc.* (Entertainment)	2,150	43,408

See notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

	Shares	Value
Common Stocks, continued
Banco Latinoamericano de Exportaciones, S.A. - Class EADR (Banks)	3,010	$31,575
Bank Mutual Corp. (Banks)	5,375	47,461
Barnes Group, Inc. (Miscellaneous Manufacturing)	2,150	24,295
Basic Energy Services, Inc.* (Oil & Gas Services)	1,720	16,512
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	3,440	43,791
Belden, Inc. (Electrical Components & Equipment)	1,720	22,463
Belo Corp. - Class A (Media)	6,450	9,224
Benchmark Electronics, Inc.* (Electronics)	3,440	40,386
Berry Petroleum Co. - Class A (Oil & Gas)	1,290	9,494
Bill Barrett Corp.* (Oil & Gas)	1,290	28,522
BioMed Realty Trust, Inc. (REIT)	3,225	35,604
Blackboard, Inc.* (Software)	1,290	32,779
Blount International, Inc.* (Machinery - Diversified)	3,440	28,827
Blue Coat Systems, Inc.* (Internet)	1,720	16,495
Bob Evans Farms, Inc. (Retail)	2,150	37,754
Borders Group, Inc.* (Retail)	4,085	1,797
Bowne & Co., Inc. (Commercial Services)	2,610	7,308
BPZ Resources, Inc.* (Oil & Gas)	2,150	12,384
Brady Corp. - Class A (Electronics)	2,150	44,978
Briggs & Stratton Corp. (Machinery - Diversified)	3,440	50,878
Brigham Exploration Co.* (Oil & Gas)	2,150	5,375
Bronco Drilling Co., Inc.* (Oil & Gas)	3,440	18,163
Brookline Bancorp, Inc. (Savings & Loans)	6,665	64,451
Brooks Automation, Inc.* (Semiconductors)	4,945	22,599
Bruker Corp.* (Healthcare - Products)	2,580	10,397
Brunswick Corp. (Leisure Time)	4,515	12,552
Brush Engineered Materials, Inc.* (Mining)	1,290	16,202
Calgon Carbon Corp.* (Environmental Control)	2,150	27,026
California Pizza Kitchen, Inc.* (Retail)	3,440	35,638
California Water Service Group (Water)	2,150	93,525
Callaway Golf Co. (Leisure Time)	3,870	29,451
Callon Petroleum Co.* (Oil & Gas)	1,720	3,629
Cano Petroleum, Inc.* (Oil & Gas)	2,580	1,600
Capital Lease Funding, Inc. (REIT)	5,805	9,288
Capstead Mortgage Corp. (REIT)	3,010	32,117
Capstone Turbine Corp.* (Electrical Components & Equipment)	6,235	5,424
CARBO Ceramics, Inc. (Oil & Gas Services)	1,075	38,646
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,075	14,900
Carter’s, Inc.* (Apparel)	2,795	47,487
Casey’s General Stores, Inc. (Retail)	2,365	50,256
Cash America International, Inc. (Retail)	1,290	23,581
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	1,935	42,609
Cathay Bancorp, Inc. (Banks)	4,515	57,340
Cavium Networks, Inc.* (Semiconductors)	1,505	13,696
Cbeyond, Inc.* (Telecommunications)	1,720	27,073
Cedar Shopping Centers, Inc. (REIT)	6,450	39,538
Celera Corp.* (Biotechnology)	4,300	36,292
Centene Corp.* (Healthcare - Services)	1,935	34,308
Centennial Communications Corp.* (Telecommunications)	4,085	33,415
Central Pacific Financial Corp. (Banks)	3,655	24,598
Central Vermont Public Service Corp. (Electric)	2,150	48,590
Cenveo, Inc.* (Commercial Services)	3,010	11,890
Cepheid, Inc.* (Healthcare - Products)	2,365	17,596
Ceradyne, Inc.* (Miscellaneous Manufacturing)	1,290	29,438
Charlotte Russe Holding, Inc.* (Retail)	2,150	11,073
Charming Shoppes, Inc.* (Retail)	5,590	6,037
Chart Industries, Inc.* (Machinery - Diversified)	1,290	10,913
Chattem, Inc.* (Cosmetics/Personal Care)	860	58,136
Checkpoint Systems, Inc.* (Electronics)	2,150	19,243
Cheesecake Factory, Inc.* (Retail)	4,300	37,324
Chemed Corp. (Commercial Services)	1,075	43,140
Chesapeake Utilities Corp. (Oil & Gas Services)	1,935	56,057
Chico’s FAS, Inc.* (Retail)	6,235	24,691
Cirrus Logic, Inc.* (Semiconductors)	4,945	13,945
CKE Restaurants, Inc. (Retail)	3,870	32,121
Clarcor, Inc. (Miscellaneous Manufacturing)	2,150	65,231
Clean Harbors, Inc.* (Environmental Control)	645	34,514
Cleco Corp. (Electric)	3,440	78,604
Coeur d’Alene Mines Corp.* (Mining)	13,545	9,617
Cogdell Spencer, Inc. (REIT)	2,365	19,961
Cogent Communications Group, Inc.* (Internet)	2,365	15,727
Cogent, Inc.* (Electronics)	3,225	37,539
Cognex Corp. (Machinery - Diversified)	2,365	30,887
Coinstar, Inc.* (Commercial Services)	1,505	34,585
Collective Brands, Inc.* (Retail)	3,010	32,117
Colonial Properties Trust (REIT)	3,225	23,704
Comfort Systems USA, Inc. (Building Materials)	3,655	37,391
Community Bank System, Inc. (Banks)	3,010	54,029
Commvault Systems, Inc.* (Software)	2,365	31,384
Compass Minerals International, Inc. (Mining)	1,075	64,683
Complete Production Services, Inc.* (Oil & Gas Services)	2,150	13,782
comScore, Inc.* (Internet)	1,075	13,556
Comstock Resources, Inc.* (Oil & Gas)	1,505	57,386

See notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

	Shares	Value
Common Stocks, continued
Comtech Telecommunications Corp.* (Telecommunications)	1,290	$50,052
Conceptus, Inc.* (Healthcare - Products)	2,365	33,961
Concho Resources, Inc.* (Oil & Gas)	1,935	48,801
Concur Technologies, Inc.* (Software)	1,720	42,467
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	3,870	18,073
Corinthian Colleges, Inc.* (Commercial Services)	4,085	76,308
Corporate Office Properties Trust (REIT)	2,150	56,717
CoStar Group, Inc.* (Commercial Services)	1,075	31,841
Cox Radio, Inc. - Class A* (Media)	4,945	24,972
Crocs, Inc.* (Apparel)	4,085	4,902
Cross Country Healthcare, Inc.* (Commercial Services)	2,580	19,324
Crosstex Energy, Inc. (Oil & Gas)	1,935	6,424
CryoLife, Inc.* (Biotechnology)	2,795	23,031
CSG Systems International, Inc.* (Software)	3,225	46,762
CTS Corp. (Electronics)	4,515	23,207
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	2,795	59,841
Curtiss-Wright Corp. (Aerospace/Defense)	1,720	55,556
CV Therapeutics, Inc.* (Pharmaceuticals)	3,870	60,565
CVB Financial Corp. (Banks)	4,945	44,456
Cyberonics, Inc.* (Healthcare - Products)	1,935	29,780
CyberSource Corp.* (Internet)	2,795	33,344
Cypress Bioscience, Inc.* (Pharmaceuticals)	3,440	29,240
Daktronics, Inc. (Electronics)	1,720	14,844
Data Domain, Inc.* (Computers)	2,150	27,993
DCT Industrial Trust, Inc. (REIT)	7,525	27,466
DealerTrack Holdings, Inc.* (Internet)	2,365	26,937
Deckers Outdoor Corp.* (Apparel)	430	22,463
Delta Petroleum Corp.* (Oil & Gas)	2,580	11,197
Deluxe Corp. (Commercial Services)	2,580	29,747
DHT Maritime, Inc.ADR (Transportation)	4,515	28,038
Diamond Foods, Inc. (Food)	1,935	49,691
DiamondRock Hospitality Co. (REIT)	5,375	22,038
Digital River, Inc.* (Internet)	1,505	37,279
Dillards, Inc. - Class A (Retail)	2,795	12,158
Dime Community Bancshares, Inc. (Savings & Loans)	3,225	32,411
Diodes, Inc.* (Semiconductors)	1,505	9,752
Dionex Corp.* (Electronics)	860	43,550
Dollar Financial Corp.* (Commercial Services)	1,935	15,190
Dress Barn, Inc.* (Retail)	2,795	24,093
Drill-Quip, Inc.* (Oil & Gas Services)	1,075	26,338
DSP Group, Inc.* (Semiconductors)	3,655	23,794
DTS, Inc.* (Home Furnishings)	1,505	20,468
Dycom Industries, Inc.* (Engineering & Construction)	2,150	14,642
Dynamic Materials Corp. (Metal Fabricate/Hardware)	860	10,440
Eagle Bulk Shipping, Inc.ADR (Transportation)	2,150	11,481
EarthLink, Inc.* (Internet)	4,730	35,617
East West Bancorp, Inc. (Banks)	6,450	61,210
Eclipsys Corp.* (Software)	3,010	26,368
Education Realty Trust, Inc. (REIT)	5,375	24,994
eHealth, Inc.* (Insurance)	1,720	23,770
El Paso Electric Co.* (Electric)	3,655	60,454
Electronics for Imaging, Inc.* (Computers)	3,440	30,582
EMCOR Group, Inc.* (Engineering & Construction)	2,795	57,549
EMCORE Corp.* (Semiconductors)	4,300	5,676
Empire District Electric Co. (Electric)	5,805	103,097
Emulex Corp.* (Semiconductors)	4,085	23,325
Encore Wire Corp. (Electrical Components & Equipment)	1,720	28,397
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	1,505	37,881
Energy Partners, Ltd.* (Oil & Gas)	2,795	3,242
EnerSys* (Electrical Components & Equipment)	1,505	13,711
ENGlobal Corp.* (Commercial Services)	2,365	7,332
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,290	23,607
Entegris, Inc.* (Semiconductors)	6,665	9,264
Enzon Pharmaceuticals, Inc.* (Biotechnology)	5,590	36,391
Epicor Software Corp.* (Software)	4,730	16,744
EPIQ Systems, Inc.* (Software)	3,440	60,957
eResearchTechnology, Inc.* (Internet)	2,580	14,938
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	1,075	38,098
ESSA Bancorp, Inc. (Banks)	5,375	71,702
Esterline Technologies Corp.* (Aerospace/Defense)	1,290	46,556
Euronet Worldwide, Inc.* (Commercial Services)	2,795	28,090
ev3, Inc.* (Healthcare - Products)	4,300	23,263
Evercore Partners, Inc. - Class A (Diversified Financial Services)	2,795	31,388
Evergreen Solar, Inc.* (Energy - Alternate Sources)	4,300	9,503
Exar Corp.* (Semiconductors)	5,160	34,933
EXCO Resources, Inc.* (Oil & Gas)	2,795	28,341
Exelixis, Inc.* (Biotechnology)	6,880	33,918
Exide Technologies* (Electrical Components & Equipment)	2,795	10,146
Extra Space Storage, Inc. (REIT)	4,515	36,617
EZCORP, Inc. - Class A* (Retail)	3,225	43,763
Facet Biotech Corp.* (Biotechnology)	840	5,107
Fair Isaac Corp. (Software)	2,365	30,035
FairPoint Communications, Inc. (Telecommunications)	4,945	13,500
FalconStor Software, Inc.* (Software)	4,085	13,031
FCStone Group, Inc.* (Diversified Financial Services)	1,075	4,139
Federal Signal Corp. (Miscellaneous Manufacturing)	3,870	26,123
FEI Co.* (Electronics)	2,150	39,130
FelCor Lodging Trust, Inc. (REIT)	5,375	7,794
Ferro Corp. (Chemicals)	2,795	11,068

See notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

	Shares	Value
Common Stocks, continued
Financial Federal Corp. (Diversified Financial Services)	1,935	$42,028
First BanCorp (Banks)	4,515	32,102
First Midwest Bancorp, Inc. (Banks)	3,440	34,400
First Niagara Financial Group, Inc. (Savings & Loans)	6,665	87,045
First Potomac Realty Trust (REIT)	4,300	35,604
FirstMerit Corp. (Banks)	4,945	79,961
Flotek Industries, Inc.* (Miscellaneous Manufacturing)	1,290	3,728
Flow International Corp.* (Machinery - Diversified)	3,440	5,332
Flowers Foods, Inc. (Food)	3,440	73,926
Forestar Group, Inc.* (Real Estate)	1,935	21,575
FormFactor, Inc.* (Semiconductors)	2,580	40,145
Forward Air Corp. (Transportation)	1,720	34,847
Fossil, Inc.* (Household Products/Wares)	2,150	24,811
Fred’s, Inc. (Retail)	3,655	37,500
Fresh Del Monte Produce, Inc.ADR* (Food)	1,935	46,633
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	645	16,860
FuelCell Energy, Inc.* (Energy - Alternate Sources)	5,375	20,748
Fuller (H.B.) Co. (Chemicals)	2,365	33,039
Gartner Group, Inc.* (Commercial Services)	2,580	36,533
Gaylord Entertainment Co.* (Lodging)	2,365	25,069
Genco Shipping & Trading, Ltd.ADR (Transportation)	645	10,030
Genesco, Inc. (Retail)	1,290	19,866
Genesee & Wyoming, Inc. - Class A* (Transportation)	1,505	40,891
GeoEye, Inc.* (Telecommunications)	1,720	29,670
GFI Group, Inc. (Diversified Financial Services)	3,870	12,152
Gibraltar Industries, Inc. (Iron/Steel)	1,935	19,795
Glacier Bancorp, Inc. (Banks)	3,655	56,104
Gladstone Investment Corp. (Diversified Financial Services)	4,300	21,930
Glatfelter (Forest Products & Paper)	4,515	39,326
Glimcher Realty Trust (REIT)	4,085	7,557
Global Crossing, Ltd.ADR* (Telecommunications)	1,935	11,881
GMX Resources, Inc.* (Oil & Gas)	645	14,622
Golar LNG, Ltd.ADR (Transportation)	3,225	19,866
Goodrich Petroleum Corp.* (Oil & Gas)	860	24,854
GrafTech International, Ltd.* (Electrical Components & Equipment)	3,870	30,999
Granite Construction, Inc. (Engineering & Construction)	1,290	45,434
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,075	41,129
Griffon Corp.* (Miscellaneous Manufacturing)	4,085	40,646
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	2,365	32,282
Hanmi Financial Corp. (Banks)	9,890	18,890
Harmonic, Inc.* (Telecommunications)	4,945	25,467
Harvest Natural Resources, Inc.* (Oil & Gas)	3,440	13,760
Headwaters, Inc.* (Energy - Alternate Sources)	3,010	13,635
HEALTHSOUTH Corp.* (Healthcare - Services)	3,655	36,331
Healthways, Inc.* (Healthcare - Services)	1,505	20,799
Heartland Express, Inc. (Transportation)	4,515	60,772
Hecla Mining Co.* (Mining)	6,235	16,523
HEICO Corp. (Aerospace/Defense)	1,505	59,493
Heidrick & Struggles International, Inc. (Commercial Services)	1,075	16,340
Helen of Troy, Ltd.ADR* (Household Products/Wares)	2,795	29,264
Hercules Technology Growth Capital, Inc. (Investment Companies)	5,160	33,695
Herman Miller, Inc. (Office Furnishings)	2,795	30,717
Hexcel Corp.* (Aerospace/Defense Equipment)	4,085	33,865
Hibbett Sports, Inc.* (Retail)	2,150	29,261
Highwoods Properties, Inc. (REIT)	2,795	63,055
Hilltop Holdings, Inc.* (Real Estate)	5,375	53,750
HMS Holdings Corp.* (Commercial Services)	1,505	46,580
Horace Mann Educators Corp. (Insurance)	4,515	42,215
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,075	19,071
Hot Topic, Inc.* (Retail)	4,945	42,230
Hub Group, Inc. - Class A* (Transportation)	1,720	39,044
Human Genome Sciences, Inc.* (Biotechnology)	6,665	12,064
Huron Consulting Group, Inc.* (Commercial Services)	860	42,983
Hutchinson Technology, Inc.* (Computers)	3,225	10,223
Iconix Brand Group, Inc.* (Apparel)	3,225	26,671
II-VI, Inc.* (Electronics)	1,290	24,291
Immersion Corp.* (Computers)	2,795	14,506
Immucor, Inc.* (Healthcare - Products)	3,010	83,407
Incyte Genomics, Inc.* (Biotechnology)	4,085	11,969
Independent Bank Corp. (Banks)	2,150	39,861
Infinera Corp.* (Telecommunications)	4,515	30,973
Informatica Corp.* (Software)	4,300	54,868
Infospace, Inc.* (Internet)	3,225	25,832
Inland Real Estate Corp. (REIT)	5,160	50,929
Innerworkings, Inc.* (Software)	3,440	11,386
Insight Enterprises, Inc.* (Retail)	3,010	15,592
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	2,580	48,401
Insteel Industries, Inc. (Miscellaneous Manufacturing)	1,935	14,900
Insulet Corp.* (Healthcare - Products)	1,935	15,364
Integra LifeSciences Holdings* (Biotechnology)	1,290	35,785
Interactive Brokers Group, Inc. - Class A* (Diversified Financial Services)	1,720	26,264

See notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

	Shares	Value
Common Stocks, continued
InterDigital, Inc.* (Telecommunications)	2,365	$76,460
Interface, Inc. - Class A (Office Furnishings)	3,010	12,281
Interline Brands, Inc.* (Building Materials)	2,795	22,360
Intermec, Inc.* (Machinery - Diversified)	2,365	29,373
InterMune, Inc.* (Biotechnology)	2,150	24,596
International Coal Group, Inc.* (Coal)	5,160	12,487
International Shipholding Corp. (Transportation)	1,720	36,980
Interwoven, Inc.* (Internet)	3,010	47,468
Intevac, Inc.* (Machinery - Diversified)	2,150	9,417
Invacare Corp. (Healthcare - Products)	2,365	45,077
inVentiv Health, Inc.* (Advertising)	1,720	16,409
Investors Real Estate Trust (REIT)	6,450	64,177
ION Geophysical Corp.* (Oil & Gas Services)	3,655	5,483
Iowa Telecommunications Services, Inc. (Telecommunications)	3,655	46,967
IPC Holdings, Ltd.ADR (Insurance)	3,225	82,753
iPCS, Inc.* (Telecommunications)	1,290	6,398
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	4,085	57,721
Isle of Capri Casinos, Inc.* (Entertainment)	4,300	12,169
ITC Holdings Corp. (Electric)	1,935	81,231
J. Crew Group, Inc.* (Retail)	1,720	17,200
j2 Global Communications, Inc.* (Internet)	1,935	37,887
Jack Henry & Associates, Inc. (Computers)	3,870	68,886
Jack in the Box, Inc.* (Retail)	2,580	58,282
Jackson Hewitt Tax Service, Inc. (Commercial Services)	1,935	25,619
James River Coal Co.* (Coal)	860	11,662
Jo-Ann Stores, Inc.* (Retail)	1,505	19,219
Kaydon Corp. (Metal Fabricate/Hardware)	1,290	35,088
Kayne Anderson Energy Development Fund (Investment Companies)	2,580	31,270
Kendle International, Inc.* (Commercial Services)	1,075	20,533
Kenexa Corp.* (Commercial Services)	1,935	13,139
Kindred Healthcare, Inc.* (Healthcare - Services)	1,290	17,505
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	4,300	77,529
Knight Transportation, Inc. (Transportation)	3,225	43,021
Knoll, Inc. (Office Furnishings)	3,010	20,528
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	860	13,932
Korn/Ferry International* (Commercial Services)	2,580	24,252
L-1 Identity Solutions, Inc.* (Electronics)	3,225	23,381
Laclede Group, Inc. (Gas)	2,580	117,106
Lance, Inc. (Food)	2,580	48,581
Landec Corp.* (Chemicals)	5,160	28,380
Landry’s Restaurants, Inc. (Retail)	2,795	18,056
LaSalle Hotel Properties (REIT)	2,150	17,910
Lawson Software, Inc.* (Software)	5,805	24,497
Layne Christensen Co.* (Engineering & Construction)	860	13,571
Leapfrog Enterprises, Inc.* (Toys/Games/Hobbies)	3,655	7,347
Lear Corp.* (Auto Parts & Equipment)	2,580	2,348
Lexington Corporate Properties Trust (REIT)	5,160	22,859
Libbey, Inc. (Housewares)	3,010	3,732
Life Time Fitness, Inc.* (Leisure Time)	1,505	22,289
Lindsay Manufacturing Co. (Machinery - Diversified)	430	11,180
Live Nation, Inc.* (Commercial Services)	3,655	19,116
Louisiana-Pacific Corp. (Forest Products & Paper)	5,160	10,733
Luby’s, Inc.* (Retail)	6,235	28,307
Lufkin Industries, Inc. (Oil & Gas Services)	645	22,543
Luminex Corp.* (Healthcare - Products)	1,935	39,416
Macrovision Solutions Corp.* (Entertainment)	3,870	50,736
Magellan Health Services, Inc.* (Healthcare - Services)	2,150	77,873
Magma Design Automation, Inc.* (Electronics)	4,300	4,945
Maguire Properties, Inc.* (REIT)	2,580	5,366
Maidenform Brands, Inc.* (Apparel)	2,150	19,243
Manhattan Associates, Inc.* (Computers)	1,935	29,683
Martek Biosciences Corp. (Biotechnology)	1,505	39,807
Martha Stewart Living Omnimedia, Inc. - Class A* (Media)	3,225	7,547
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	2,365	65,061
Masimo Corp.* (Healthcare - Products)	2,150	59,705
MasTec, Inc.* (Telecommunications)	2,795	29,711
Matrix Service Co.* (Oil & Gas Services)	1,290	6,824
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	1,290	50,233
Max Capital Group, Ltd.ADR (Insurance)	4,300	73,143
MAXIMUS, Inc. (Commercial Services)	1,505	55,926
McMoRan Exploration Co.* (Oil & Gas)	1,935	12,945
Medarex, Inc.* (Pharmaceuticals)	6,665	39,790
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	2,580	35,939
Mentor Graphics Corp.* (Computers)	4,085	19,036
MercadoLibre, Inc.* (Commercial Services)	860	11,533
Meridian Bioscience, Inc. (Healthcare - Products)	1,935	41,138

See notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2009

	Shares	Value
Common Stocks, continued
Merit Medical Systems, Inc.* (Healthcare - Products)	2,580	$39,706
Meritage Homes Corp.* (Home Builders)	1,505	16,585
Micros Systems, Inc.* (Computers)	3,440	49,536
Microsemi Corp.* (Semiconductors)	3,440	28,896
Micrus Endovascular Corp.* (Healthcare - Products)	2,580	29,102
Minerals Technologies, Inc. (Chemicals)	860	32,517
Mitcham Industries, Inc.* (Commercial Services)	2,150	7,783
MKS Instruments, Inc.* (Semiconductors)	2,580	36,249
Mobile Mini, Inc.* (Storage/Warehousing)	1,935	24,458
Modine Manufacturing Co. (Auto Parts & Equipment)	2,365	6,480
ModusLink Global Solutions, Inc.* (Internet)	2,580	6,011
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,720	18,628
Monarch Casino & Resort, Inc.* (Lodging)	3,225	33,024
Monolithic Power Systems, Inc.* (Semiconductors)	1,720	20,898
Montpelier Re Holdings, Ltd.ADR (Insurance)	5,375	76,002
MPS Group, Inc.* (Commercial Services)	4,945	29,917
MSC.Software Corp.* (Software)	3,870	22,523
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,720	34,606
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	5,375	36,389
MVC Capital, Inc. (Investment Companies)	3,010	30,702
Myriad Genetics, Inc.* (Biotechnology)	1,935	144,293
Nara Bancorp, Inc. (Banks)	4,730	27,954
NATCO Group, Inc. - Class A* (Oil & Gas Services)	1,075	18,415
National Penn Bancshares, Inc. (Banks)	4,515	43,705
National Retail Properties, Inc. (REIT)	4,085	58,947
Natus Medical, Inc.* (Healthcare - Products)	2,150	16,641
Navigant Consulting Co.* (Commercial Services)	2,365	33,890
NCI Building Systems, Inc.* (Building Materials)	1,075	12,459
Nektar Therapeutics* (Biotechnology)	6,020	24,742
Ness Technologies, Inc.* (Commercial Services)	4,515	17,925
Net 1 UEPS Technologies, Inc.* (Commercial Services)	2,150	28,874
Netflix, Inc.* (Internet)	1,720	62,161
NETGEAR, Inc.* (Telecommunications)	2,365	26,299
Netlogic Microsystems, Inc.* (Semiconductors)	1,075	22,801
New Jersey Resources Corp. (Gas)	3,225	129,290
NewAlliance Bancshares, Inc. (Savings & Loans)	6,020	66,160
Newpark Resources, Inc.* (Oil & Gas Services)	3,870	16,293
Newport Corp.* (Electronics)	3,225	17,254
Nicor, Inc. (Gas)	2,150	73,551
NN, Inc. (Metal Fabricate/Hardware)	3,655	6,214
Nordic American Tanker Shipping, Ltd.ADR (Transportation)	1,505	43,133
Nordson Corp. (Machinery - Diversified)	1,290	38,971
Novatel Wireless, Inc.* (Telecommunications)	2,580	14,293
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	2,795	27,754
Nu Skin Enterprises, Inc. (Retail)	3,870	36,726
NuVasive, Inc.* (Healthcare - Products)	1,505	56,197
NYMAGIC, Inc. (Insurance)	1,720	29,343
Obagi Medical Products, Inc.* (Pharmaceuticals)	3,010	20,137
Oilsands Quest, Inc.* (Oil & Gas)	4,945	4,797
Old National Bancorp (Banks)	4,085	52,002
Olin Corp. (Chemicals)	3,225	45,311
Olympic Steel, Inc. (Iron/Steel)	430	6,824
OM Group, Inc.* (Chemicals)	1,290	25,000
OMEGA Healthcare Investors, Inc. (REIT)	4,085	59,764
Omnicell, Inc.* (Software)	3,010	23,508
Omniture, Inc.* (Commercial Services)	2,580	23,452
OmniVision Technologies, Inc.* (Semiconductors)	2,795	18,699
On Assignment, Inc.* (Commercial Services)	3,655	16,923
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	2,150	65,424
Oplink Communications, Inc.* (Telecommunications)	3,225	22,801
optionsXpress Holdings, Inc. (Diversified Financial Services)	2,580	28,096
Orbital Sciences Corp.* (Aerospace/Defense)	2,580	43,267
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	2,365	84,194
Otter Tail Corp. (Electric)	2,365	47,939
Overstock.com, Inc.* (Internet)	860	9,443
Owens & Minor, Inc. (Distribution/Wholesale)	1,505	59,854
Pacer International, Inc. (Transportation)	2,365	20,339
Pacific Capital Bancorp (Banks)	3,655	38,780
Pacific Sunwear of California, Inc.* (Retail)	3,870	4,838
PacWest Bancorp (Banks)	2,365	39,992
PAETEC Holding Corp.* (Telecommunications)	5,590	7,547
Palm, Inc.* (Computers)	5,375	41,226
Palomar Medical Technologies, Inc.* (Healthcare - Products)	2,795	24,736
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,150	26,467
Parallel Petroleum Corp.* (Oil & Gas)	2,150	5,203

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Parametric Technology Corp.* (Software)	5,375	$48,375
PAREXEL International Corp.* (Commercial Services)	2,580	25,516
Parker Drilling Co.* (Oil & Gas)	5,375	11,395
PC-Tel, Inc. (Internet)	4,085	26,389
PDL BioPharma, Inc. (Biotechnology)	5,160	33,127
Peet’s Coffee & Tea, Inc.* (Beverages)	2,365	48,057
Penn Virginia Corp. (Oil & Gas)	1,505	31,003
Penson Worldwide, Inc.* (Diversified Financial Services)	1,935	11,571
Perficient, Inc.* (Internet)	2,365	9,247
Perini Corp.* (Engineering & Construction)	1,075	22,414
Perot Systems Corp. - Class A* (Computers)	3,655	47,478
PetMed Express, Inc.* (Pharmaceuticals)	2,795	40,360
PetroQuest Energy, Inc.* (Oil & Gas)	1,935	12,249
PharMerica Corp.* (Pharmaceuticals)	1,935	31,811
Phase Forward, Inc.* (Software)	2,365	31,927
PHH Corp.* (Commercial Services)	2,795	30,885
Phoenix Technologies, Ltd.* (Software)	3,655	9,430
Pioneer Drilling Co.* (Oil & Gas)	2,795	13,891
Piper Jaffray* (Diversified Financial Services)	1,075	30,863
Plantronics, Inc. (Telecommunications)	2,365	24,005
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	2,365	65,771
Plexus Corp.* (Electronics)	2,150	31,089
PMC-Sierra, Inc.* (Semiconductors)	8,385	40,835
PNM Resources, Inc. (Electric)	4,300	43,172
Polaris Industries, Inc. (Leisure Time)	1,290	27,438
Polycom, Inc.* (Telecommunications)	4,085	57,394
PolyOne Corp.* (Chemicals)	4,515	9,256
Pool Corp. (Distribution/Wholesale)	2,795	44,301
Portland General Electric Co. (Electric)	4,085	79,453
Post Properties, Inc. (REIT)	1,935	25,329
Power Integrations, Inc. (Semiconductors)	1,720	33,488
Powerwave Technologies, Inc.* (Telecommunications)	7,310	3,290
Premiere Global Services, Inc.* (Telecommunications)	3,655	35,417
Prestige Brands Holdings, Inc.* (Healthcare - Products)	2,795	17,748
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	1,935	14,106
Progress Software Corp.* (Software)	2,795	47,683
Prosperity Bancshares, Inc. (Banks)	2,580	69,789
Provident Financial Services, Inc. (Savings & Loans)	3,655	39,949
Provident New York Bancorp (Savings & Loans)	4,945	46,977
PSS World Medical, Inc.* (Healthcare - Products)	3,655	58,041
Psychiatric Solutions, Inc.* (Healthcare - Services)	2,150	55,900
Quest Resource Corp.* (Oil & Gas)	2,795	1,090
Quest Software, Inc.* (Software)	4,085	50,940
Quidel Corp.* (Healthcare - Products)	2,150	26,445
Quiksilver, Inc.* (Apparel)	5,375	11,288
Rackable Systems, Inc.* (Computers)	2,795	10,984
RadiSys Corp.* (Computers)	3,010	14,237
RAIT Financial Trust (REIT)	4,515	7,811
Ralcorp Holdings, Inc.* (Food)	1,505	89,126
RCN Corp.* (Telecommunications)	3,655	13,450
Realty Income Corp. (REIT)	4,515	87,004
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	2,365	3,831
Redwood Trust, Inc. (REIT)	1,505	19,098
Regal-Beloit Corp. (Hand/Machine Tools)	1,290	43,808
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,010	52,615
Regis Corp. (Retail)	2,150	24,188
Rent-A-Center, Inc.* (Commercial Services)	2,795	41,506
Resources Connection, Inc.* (Commercial Services)	1,935	27,999
Rigel Pharmaceuticals, Inc.* (Healthcare - Products)	1,720	12,023
Riverbed Technology, Inc.* (Computers)	2,795	28,369
Robbins & Myers, Inc. (Machinery - Diversified)	1,290	22,304
Rock-Tenn Co. - Class A (Forest Products & Paper)	1,935	60,314
Rockwood Holdings, Inc.* (Chemicals)	1,935	14,532
Rofin-Sinar Technologies, Inc.* (Electronics)	1,505	25,419
Rosetta Resources, Inc.* (Oil & Gas)	2,365	14,356
Royal Gold, Inc. (Mining)	2,365	113,709
RTI Biologics, Inc.* (Healthcare - Products)	4,085	10,008
RTI International Metals, Inc.* (Mining)	1,075	14,308
Ruddick Corp. (Food)	1,720	41,366
S&T Bancorp, Inc. (Banks)	2,365	60,142
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	4,085	32,680
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,150	11,911
SAVVIS, Inc.* (Telecommunications)	2,365	15,089
School Specialty, Inc.* (Retail)	1,935	31,927
Schulman (A.), Inc. (Chemicals)	3,010	45,601
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,795	59,813
Seabright Insurance Holdings* (Insurance)	3,440	35,673
Seattle Genetics, Inc.* (Biotechnology)	3,655	36,879
Selective Insurance Group, Inc. (Insurance)	2,795	42,903
Semtech Corp.* (Semiconductors)	4,085	47,999
Senior Housing Properties Trust (REIT)	4,730	76,531
Sensient Technologies Corp. (Chemicals)	2,365	50,847
Sequenom, Inc.* (Biotechnology)	3,225	71,466
Silgan Holdings, Inc. (Packaging & Containers)	1,290	59,134

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Silicon Image, Inc.* (Semiconductors)	5,375	$19,726
Sinclair Broadcast Group, Inc. - Class A (Media)	5,375	9,944
SkyWest, Inc. (Airlines)	3,655	57,201
Skyworks Solutions, Inc.* (Semiconductors)	6,450	27,864
Smart Balance, Inc.* (Food)	3,870	28,135
Solera Holdings, Inc.* (Software)	2,580	62,152
Solutia, Inc.* (Chemicals)	3,010	11,769
Sonic Corp.* (Retail)	4,085	39,788
SONICWALL, Inc.* (Internet)	4,300	15,136
Sonus Networks, Inc.* (Telecommunications)	8,385	11,068
Sotheby’s (Commercial Services)	2,795	24,289
Southwest Gas Corp. (Water)	4,515	20,227
Spartan Stores, Inc. (Food)	1,720	31,958
Starent Networks Corp.* (Software)	2,150	31,605
STEC, Inc.* (Computers)	2,580	11,558
Steinway Musical Instruments, Inc.* (Commercial Services)	1,505	17,398
STERIS Corp. (Healthcare - Products)	2,580	68,628
Sterling Bancorp (Banks)	3,225	35,539
Sterling Bancshares, Inc. (Banks)	7,525	41,839
Steven Madden, Ltd.* (Apparel)	1,935	33,630
Stewart Information Services Corp. (Insurance)	2,365	35,097
Stifel Financial Corp.* (Diversified Financial Services)	1,290	45,202
Stone Energy Corp.* (Oil & Gas)	860	7,379
Strategic Hotels & Resorts, Inc. (REIT)	6,020	8,247
Sun Communities, Inc. (REIT)	4,515	54,180
Sun Healthcare Group, Inc.* (Healthcare - Services)	2,795	31,667
Sunrise Assisted Living, Inc.* (Healthcare - Services)	1,935	2,322
Sunstone Hotel Investors, Inc. (REIT)	3,655	15,753
Superior Industries International, Inc. (Auto Parts & Equipment)	2,795	28,705
Superior Well Services, Inc.* (Oil & Gas Services)	1,290	11,855
Susquehanna Bancshares, Inc. (Banks)	4,730	52,030
SVB Financial Group* (Banks)	2,150	44,655
Swift Energy Co.* (Oil & Gas)	1,075	16,469
Switch & Data Facilities Co.* (Internet)	1,720	11,834
Sybase, Inc.* (Software)	3,225	88,075
Sykes Enterprises, Inc.* (Computers)	2,365	39,519
Synaptics, Inc.* (Computers)	1,505	35,473
Syniverse Holdings, Inc.* (Telecommunications)	2,150	29,154
T-3 Energy Services, Inc.* (Oil & Gas Services)	645	8,224
Take-Two Interactive Software, Inc. (Software)	3,225	22,640
Tanger Factory Outlet Centers, Inc. (REIT)	1,935	58,630
Taser International, Inc.* (Electronics)	4,515	22,891
Team, Inc.* (Commercial Services)	1,075	21,231
Technitrol, Inc. (Electronics)	2,580	5,676
Tecumseh Products Co. - Class A* (Machinery - Diversified)	860	7,052
Tekelec* (Telecommunications)	4,300	53,406
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,290	35,952
TeleTech Holdings, Inc.* (Commercial Services)	2,580	20,872
Tempur-Pedic International, Inc. (Home Furnishings)	3,225	22,575
Tennant Co. (Machinery - Diversified)	1,290	17,467
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	2,795	5,143
Tessera Technologies, Inc.* (Semiconductors)	2,365	27,812
Tetra Tech, Inc.* (Environmental Control)	2,580	59,933
Texas Capital Bancshares, Inc.* (Banks)	3,655	41,265
Texas Industries, Inc. (Building Materials)	645	14,648
The Cato Corp. - Class A (Retail)	2,580	34,133
The Children’s Place Retail Stores, Inc.* (Retail)	1,075	20,221
The Finish Line, Inc. - Class A (Retail)	3,011	14,302
The Geo Group, Inc.* (Commercial Services)	2,365	35,002
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	1,720	12,246
The Gymboree Corp.* (Apparel)	1,075	26,338
The Hain Celestial Group, Inc.* (Food)	2,795	42,540
The Knot, Inc.* (Internet)	3,655	25,146
The Medicines Co.* (Pharmaceuticals)	2,795	35,776
The Men’s Wearhouse, Inc. (Retail)	2,365	27,552
The Pep Boys - Manny, Moe & Jack (Retail)	4,085	11,806
The Phoenix Cos., Inc. (Insurance)	6,450	11,288
The Ryland Group, Inc. (Home Builders)	1,935	30,186
The Spectranetics Corp.* (Healthcare - Products)	3,010	9,030
The Steak n Shake Co.* (Retail)	5,375	30,745
The Timberland Co. - Class A* (Apparel)	2,580	28,354
The Ultimate Software Group, Inc.* (Software)	1,290	17,763
The Warnaco Group, Inc.* (Apparel)	1,720	38,941
Theravance, Inc.* (Pharmaceuticals)	3,225	42,505
thinkorswim Group, Inc.* (Diversified Financial Services)	3,225	24,252
Thoratec Corp.* (Healthcare - Products)	3,225	93,428
THQ, Inc.* (Software)	3,010	11,890
Tibco Software, Inc.* (Internet)	8,600	46,010
Titan International, Inc. (Auto Parts & Equipment)	1,505	11,679
TiVo, Inc.* (Home Furnishings)	5,590	40,192
TNS, Inc.* (Commercial Services)	1,720	14,224
Toreador Resources Corp.* (Oil & Gas)	3,010	7,164

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Town Sports International Holdings, Inc.* (Commercial Services)	3,225	$6,386
Tractor Supply Co.* (Retail)	1,720	57,981
TradeStation Group, Inc.* (Diversified Financial Services)	3,655	20,139
TransDigm Group, Inc.* (Aerospace/Defense Equipment)	1,720	58,618
Tredegar Corp. (Miscellaneous Manufacturing)	2,365	39,022
TreeHouse Foods, Inc.* (Food)	2,150	56,738
Triple-S Management Corp. - Class BADR* (Healthcare - Services)	2,795	40,220
TriQuint Semiconductor, Inc.* (Semiconductors)	6,665	13,463
True Religion Apparel, Inc.* (Apparel)	1,075	12,266
TrueBlue, Inc.* (Commercial Services)	2,795	23,758
TrustCo Bank Corp. NY (Banks)	6,880	46,096
Trustmark Corp. (Banks)	3,010	61,103
TTM Technologies, Inc.* (Electronics)	3,440	20,743
Tupperware Corp. (Household Products/Wares)	2,365	48,624
tw telecom, Inc.* (Telecommunications)	6,020	46,053
TXCO Resources, Inc.* (Oil & Gas)	3,225	5,192
U-Store-It Trust (REIT)	5,160	19,350
U.S. Physical Therapy, Inc.* (Healthcare - Services)	3,655	44,591
UAL Corp.* (Airlines)	4,730	44,651
Ultratech Stepper, Inc.* (Semiconductors)	2,365	26,488
UMB Financial Corp. (Banks)	1,505	58,304
Under Armour, Inc. - Class A* (Retail)	1,505	27,842
Unisource Energy Corp. (Electric)	1,720	48,573
United America Indemnity, Ltd. - Class AADR* (Insurance)	3,010	31,846
United Natural Foods, Inc.* (Food)	2,365	36,752
United Online, Inc. (Internet)	3,440	21,053
United Therapeutics Corp.* (Pharmaceuticals)	860	58,437
Universal American Financial Corp.* (Insurance)	3,225	31,831
Universal Corp. (Agriculture)	1,075	32,873
Universal Health Realty Income Trust (REIT)	2,150	65,790
Universal Technical Institute, Inc.* (Commercial Services)	2,795	48,996
USA Mobility, Inc. (Telecommunications)	4,515	47,724
USEC, Inc.* (Mining)	4,730	24,076
UTStarcom, Inc.* (Telecommunications)	6,665	9,798
VAALCO Energy, Inc.* (Oil & Gas)	4,085	30,678
Vail Resorts, Inc.* (Entertainment)	1,505	35,097
Valassis Communications, Inc.* (Commercial Services)	2,580	3,302
Valeant Pharmaceuticals International* (Pharmaceuticals)	3,225	69,982
ValueClick, Inc.* (Internet)	3,870	24,188
Varian, Inc.* (Electronics)	1,290	35,914
Veeco Instruments, Inc.* (Semiconductors)	2,795	13,500
Venoco, Inc.* (Oil & Gas)	1,290	3,831
VeriFone Holdings, Inc.* (Software)	3,225	14,932
Vignette Corp.* (Internet)	3,225	22,478
ViroPharma, Inc.* (Pharmaceuticals)	3,440	41,280
Virtus Investment Partners, Inc.* (Diversified Financial Services)	240	1,454
VistaPrint, Ltd.ADR* (Commercial Services)	2,150	49,235
Vital Images, Inc.* (Software)	2,795	31,611
VIVUS, Inc.* (Healthcare - Products)	4,515	22,169
Volcano Corp.* (Healthcare - Products)	2,795	36,531
Volcom, Inc.* (Apparel)	1,075	8,912
Volterra Semiconductor Corp.* (Semiconductors)	2,150	15,050
W.R. Grace & Co.* (Chemicals)	3,010	17,368
Wabtec Corp. (Machinery - Diversified)	1,720	51,480
Warren Resources, Inc.* (Oil & Gas)	3,870	6,966
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	1,505	69,982
Watts Water Technologies, Inc. - Class A (Electronics)	2,150	47,902
Websense, Inc.* (Internet)	2,580	28,896
Werner Enterprises, Inc. (Transportation)	3,440	51,600
West Coast Bancorp (Banks)	3,440	10,217
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,290	42,854
Westamerica Bancorp (Banks)	1,290	55,122
Westar Energy, Inc. (Electric)	4,730	94,978
Westfield Financial, Inc. (Banks)	4,515	43,479
Willbros Group, Inc.ADR* (Oil & Gas Services)	1,505	14,659
Wind River Systems, Inc.* (Software)	4,085	32,557
Winn-Dixie Stores, Inc.* (Food)	2,580	35,449
WMS Industries, Inc.* (Leisure Time)	1,935	42,996
Wolverine World Wide, Inc. (Apparel)	2,150	39,001
Woodward Governor Co. (Electronics)	2,365	48,648
World Fuel Services Corp. (Retail)	1,720	58,084
World Wrestling Entertainment, Inc. (Entertainment)	3,655	35,600
Worthington Industries, Inc. (Metal Fabricate/Hardware)	3,225	32,443
Wright Express Corp.* (Commercial Services)	1,935	22,562
Wright Medical Group, Inc.* (Healthcare - Products)	2,365	49,050
XenoPort, Inc.* (Pharmaceuticals)	1,075	28,079
YRC Worldwide, Inc.* (Transportation)	3,010	8,669
Zenith National Insurance Corp. (Insurance)	1,720	48,229
Zoll Medical Corp.* (Healthcare - Products)	1,075	17,211
Zoltek Cos., Inc.* (Chemicals)	1,290	9,133

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Zoran Corp.* (Semiconductors)	3,225	$19,157
TOTAL COMMON STOCKS (Cost $26,640,560)		23,151,220

	Principal Amount
Repurchase Agreements (14.2%)
Bank of America, 0.18%, 2/2/09+, dated 1/30/09, with a repurchase price of $894,013 (Collateralized by $915,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $916,592)	$894,000	894,000
Deutsche Bank, 0.20%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,454,024 (Collateralized by $1,485,000 Federal National Mortgage Association, 1.24%, 7/13/10, market value $1,485,181)	1,454,000	1,454,000
HSBC, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $1,230,019 (Collateralized by $1,257,000 Federal National Mortgage Association, 0.35%‡, 4/27/09, market value $1,255,985)	1,230,000	1,230,000
UMB, 0.19%, 2/2/09+, dated 1/30/09, with a repurchase price of $507,008 (Collateralized by $518,276 of various Federal National Mortgage Association Securities, 0.28%‡-4.36%, 3/16/09-8/4/11, market value $518,662)	507,000	507,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,085,000)		4,085,000
TOTAL INVESTMENT SECURITIES (Cost $30,725,560)—94.7%		27,236,220
Net other assets (liabilities) — 5.3%		1,522,816
NET ASSETS — 100.0%		$28,759,036

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2009, the aggregate amount held in a segregated account was $3,800,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2009.

ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Russell 2000 Mini Futures Contract expiring 3/20/09 (Underlying notional amount at value $15,655,550)	353	$(51,671)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 2/27/09	$18,566,482	$(1,203,457)

UltraSmall-Cap ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Advertising	0.1%
Aerospace/Defense Equipment	1.3%
Agriculture	0.1%
Airlines	0.4%
Apparel	1.0%
Auto Parts & Equipment	0.4%
Banks	5.2%
Beverages	0.3%
Biotechnology	2.8%
Building Materials	0.4%
Chemicals	1.3%
Coal	NM
Commercial Services	5.2%
Computers	1.6%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.6%
Diversified Financial Services	1.3%
Electric	2.9%
Electrical Components & Equipment	0.5%
Electronics	2.2%
Energy - Alternate Sources	0.1%
Engineering & Construction	0.8%
Entertainment	0.6%
Environmental Control	0.4%
Food	2.1%
Forest Products & Paper	0.5%
Gas	1.2%
Hand/Machine Tools	0.3%
Healthcare - Products	4.4%
Healthcare - Services	1.7%
Home Builders	0.2%
Home Furnishings	0.3%
Household Products/Wares	0.4%
Housewares	NM
Insurance	3.1%
Internet	2.4%
Investment Companies	0.6%
Iron/Steel	0.1%
Leisure Time	0.5%
Lodging	0.2%
Machinery - Diversified	1.3%
Media	0.1%
Metal Fabricate/Hardware	0.4%
Mining	1.1%
Miscellaneous Manufacturing	1.6%
Office Furnishings	0.2%
Oil & Gas	1.7%
Oil & Gas Services	1.1%
Packaging & Containers	0.2%
Pharmaceuticals	3.5%
REIT	4.3%
Real Estate	0.3%
Retail	3.9%
Savings & Loans	1.1%
Semiconductors	2.3%
Software	3.7%
Storage/Warehousing	0.1%
Telecommunications	3.4%
Toys/Games/Hobbies	0.2%
Transportation	1.6%
Water	0.7%
Other**	19.5%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See notes to the financial statements.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not applicable - only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ProFunds

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date April 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date April 8, 2009

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date April 8, 2009

*	Print the name and title of each signing officer under his or her signature.